UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23304
Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Pricing Power ETF
POWA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Pricing Power ETF	$19	0.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$188,895,725
Total number of portfolio holdings	53
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
KLA Corp.	2.31%
AutoZone, Inc.	2.31%
Walmart, Inc.	2.28%
Coca-Cola Co. (The)	2.28%
Costco Wholesale Corp.	2.27%
Kroger Co. (The)	2.26%
Republic Services, Inc.	2.24%
Mettler-Toledo International, Inc.	2.19%
Cardinal Health, Inc.	2.17%
Xylem, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2025 Corporate Bond ETF
BSCP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2025 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,829,900,693
Total number of portfolio holdings	367
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.60%, 05/14/2025	1.05%
Visa, Inc., 3.15%, 12/14/2025	1.01%
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	0.98%
Oracle Corp., 2.50%, 04/01/2025	0.90%
Morgan Stanley, 4.00%, 07/23/2025	0.84%
Microsoft Corp., 3.13%, 11/03/2025	0.83%
CVS Health Corp., 3.88%, 07/20/2025	0.79%
Shell International Finance B.V., 3.25%, 05/11/2025	0.70%
Citigroup, Inc., 4.40%, 06/10/2025	0.70%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2025 High Yield Corporate Bond ETF	$21	0.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,002,465,600
Total number of portfolio holdings	47
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.18%, 05/15/2025	19.59%
Bausch Health Cos., Inc., 5.50%, 11/01/2025	5.31%
WESCO Distribution, Inc., 7.25%, 06/15/2028	4.88%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	3.50%
OneMain Finance Corp., 9.00%, 01/15/2029	2.99%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025	2.92%
GFL Environmental, Inc., 3.75%, 08/01/2025	2.70%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025	2.41%
U.S. Treasury Bills, 4.22%-4.25%, 04/17/2025	2.34%
Range Resources Corp., 8.25%, 01/15/2029	2.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2025 Municipal Bond ETF
BSMP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2025 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$255,008,049
Total number of portfolio holdings	1,123
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB, 1.45%, 08/01/2042	0.98%
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	0.93%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.81%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.79%
California (State of), Series 2015, Ref. GO Bonds, 5.00%, 08/01/2034	0.69%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2025	0.68%
Illinois (State of), Series 2017 A, GO Bonds, 5.00%, 12/01/2025	0.66%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB, 5.00%, 12/01/2025	0.60%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB, 5.00%, 10/01/2025	0.60%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2025	0.58%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2026 Corporate Bond ETF
BSCQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,277,560,163
Total number of portfolio holdings	468
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.09%
Microsoft Corp., 2.40%, 08/08/2026	0.80%
AbbVie, Inc., 2.95%, 11/21/2026	0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.74%
Wells Fargo & Co., 3.00%, 04/22/2026	0.70%
Wells Fargo & Co., 3.00%, 10/23/2026	0.70%
Apple, Inc., 3.25%, 02/23/2026	0.66%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,028,012,259
Total number of portfolio holdings	113
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Western Digital Corp., 4.75%, 02/15/2026	3.19%
DISH DBS Corp., 5.25%, 12/01/2026	3.09%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	2.15%
NCR Atleos Corp., 9.50%, 04/01/2029	2.05%
OneMain Finance Corp., 7.13%, 03/15/2026	1.99%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	1.97%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	1.86%
Talen Energy Supply LLC, 8.63%, 06/01/2030	1.80%
Newell Brands, Inc., 5.70%, 04/01/2026	1.72%
eG Global Finance PLC, 12.00%, 11/30/2028	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2026 Municipal Bond ETF
BSMQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2026 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$255,304,268
Total number of portfolio holdings	1,827
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.81%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.81%
Denver City & County School District No. 1, Series 2017, GO Bonds, 5.00%, 12/01/2031	0.63%
Colorado (State of), Series 2021 A, COP, 5.00%, 12/15/2026	0.63%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.61%
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB, 5.00%, 12/01/2046	0.60%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.51%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.51%
New York (State of) Thruway Authority, Series 2016 A, RB, 5.00%, 01/01/2046	0.50%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.50%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2027 Corporate Bond ETF
BSCR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,035,021,303
Total number of portfolio holdings	496
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.87%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	0.86%
Citigroup, Inc., 4.45%, 09/29/2027	0.83%
Amazon.com, Inc., 3.15%, 08/22/2027	0.75%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.65%
Morgan Stanley, 3.63%, 01/20/2027	0.65%
Verizon Communications, Inc., 4.13%, 03/16/2027	0.63%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.63%
Oracle Corp., 3.25%, 11/15/2027	0.58%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$420,194,558
Total number of portfolio holdings	157
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	2.73%
Carnival Corp., 5.75%, 03/01/2027	2.32%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.28%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.87%
Rakuten Group, Inc., 11.25%, 02/15/2027	1.69%
Level 3 Financing, Inc., 11.00%, 11/15/2029	1.53%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.45%
Community Health Systems, Inc., 5.63%, 03/15/2027	1.45%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2027 Municipal Bond ETF
BSMR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$229,590,208
Total number of portfolio holdings	1,889
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.54%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.53%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.46%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.46%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.46%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.45%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.45%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.45%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.45%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.45%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2028 Corporate Bond ETF
BSCS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,453,085,814
Total number of portfolio holdings	380
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.42%
Amgen, Inc., 5.15%, 03/02/2028	1.10%
Cigna Group (The), 4.38%, 10/15/2028	1.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	1.01%
RTX Corp., 4.13%, 11/16/2028	0.85%
UBS AG, 7.50%, 02/15/2028	0.78%
Sprint Capital Corp., 6.88%, 11/15/2028	0.77%
Citibank N.A., 5.80%, 09/29/2028	0.75%
Apple, Inc., 1.20%, 02/08/2028	0.66%
Centene Corp., 2.45%, 07/15/2028	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$364,059,835
Total number of portfolio holdings	258
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028	1.79%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.45%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.42%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.36%
DISH DBS Corp., 5.75%, 12/01/2028	1.29%
TransDigm, Inc., 6.75%, 08/15/2028	1.24%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.16%
Tenneco, Inc., 8.00%, 11/17/2028	1.10%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.09%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2028 Municipal Bond ETF
BSMS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$159,289,132
Total number of portfolio holdings	1,467
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
University of California, Series 2018 AZ, Ref. RB, 5.25%, 05/15/2058	0.86%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.69%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.68%
Texas (State of) Water Development Board, Series 2018 B, RB, 4.00%, 10/15/2036	0.67%
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00%, 06/01/2048	0.64%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.57%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.53%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.52%
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB, 5.00%, 07/15/2035	0.51%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.51%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2029 Corporate Bond ETF
BSCT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,893,999,578
Total number of portfolio holdings	424
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.39%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	1.17%
Verizon Communications, Inc., 4.02%, 12/03/2029	1.06%
Centene Corp., 4.63%, 12/15/2029	0.86%
International Business Machines Corp., 3.50%, 05/15/2029	0.84%
AT&T, Inc., 4.35%, 03/01/2029	0.81%
Fiserv, Inc., 3.50%, 07/01/2029	0.77%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.69%
AbbVie, Inc., 4.80%, 03/15/2029	0.69%
Wells Fargo & Co., 4.15%, 01/24/2029	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$221,176,038
Total number of portfolio holdings	400
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	1.95%
Medline Borrower L.P., 3.88%, 04/01/2029	1.47%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.37%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.36%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.15%
TransDigm, Inc., 6.38%, 03/01/2029	0.95%
NFE Financing LLC, 12.00%, 11/15/2029	0.94%
Medline Borrower L.P., 5.25%, 10/01/2029	0.84%
Staples, Inc., 10.75%, 09/01/2029	0.82%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2029 Municipal Bond ETF
BSMT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$175,556,255
Total number of portfolio holdings	1,376
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.72%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.65%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.64%
Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00%, 01/01/2044	0.58%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.53%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.52%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.48%
California (State of), Series 2019, GO Bonds, 5.00%, 04/01/2031	0.43%
Illinois (State of) Toll Highway Authority, Series 2019 A, RB, 5.00%, 01/01/2044	0.43%
California (State of), Series 2019, GO Bonds, 5.00%, 11/01/2029	0.43%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2030 Corporate Bond ETF
BSCU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,447,450,354
Total number of portfolio holdings	297
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.75%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1.21%
Amgen, Inc., 5.25%, 03/02/2030	1.09%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.87%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.86%
Alphabet, Inc., 1.10%, 08/15/2030	0.77%
Centene Corp., 3.00%, 10/15/2030	0.75%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.73%
Centene Corp., 3.38%, 02/15/2030	0.73%
Amazon.com, Inc., 1.50%, 06/03/2030	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$108,818,297
Total number of portfolio holdings	164
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.61%
Intelsat Jackson Holdings S.A., 6.50%, 03/15/2030	2.23%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	2.16%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	2.11%
DaVita, Inc., 4.63%, 06/01/2030	1.95%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.83%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.59%
McAfee Corp., 7.38%, 02/15/2030	1.56%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.54%
Weatherford International Ltd., 8.63%, 04/30/2030	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2030 Municipal Bond ETF
BSMU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$155,736,675
Total number of portfolio holdings	1,254
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	1.01%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 5.00%, 07/01/2035	0.69%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.55%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.54%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.52%
California (State of), Series 2020, Ref. GO Bonds, 4.00%, 03/01/2036	0.51%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 03/01/2035	0.46%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.45%
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, 5.00%, 06/15/2032	0.45%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.44%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2031 Corporate Bond ETF
BSCV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$912,153,831
Total number of portfolio holdings	315
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.27%
Orange S.A., 9.00%, 03/01/2031	1.16%
Oracle Corp., 2.88%, 03/25/2031	1.13%
AT&T, Inc., 2.75%, 06/01/2031	1.02%
Amazon.com, Inc., 2.10%, 05/12/2031	1.02%
Cisco Systems, Inc., 4.95%, 02/26/2031	0.98%
Apple, Inc., 1.65%, 02/08/2031	0.92%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.87%
Ally Financial, Inc., 8.00%, 11/01/2031	0.87%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$34,338,826
Total number of portfolio holdings	153
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.25%
UKG, Inc., 6.88%, 02/01/2031	2.12%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	2.01%
Venture Global LNG, Inc., 8.38%, 06/01/2031	1.94%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031	1.87%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031	1.76%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031	1.52%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031	1.20%
Civitas Resources, Inc., 8.75%, 07/01/2031	1.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2031 Municipal Bond ETF
BSMV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$99,205,641
Total number of portfolio holdings	983
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00%, 01/01/2042	0.71%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.70%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.66%
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, 5.00%, 11/01/2054	0.65%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.63%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.61%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.56%
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds, 5.00%, 09/01/2048	0.53%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.53%
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, 5.00%, 03/15/2031	0.52%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2032 Corporate Bond ETF
BSCW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$806,488,326
Total number of portfolio holdings	252
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	2.09%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.66%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.31%
Oracle Corp., 6.25%, 11/09/2032	1.12%
Sprint Capital Corp., 8.75%, 03/15/2032	1.12%
Amazon.com, Inc., 3.60%, 04/13/2032	1.10%
Amazon.com, Inc., 4.70%, 12/01/2032	1.06%
AT&T, Inc., 2.25%, 02/01/2032	0.98%
Ford Motor Co., 3.25%, 02/12/2032	0.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSJW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$21	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$15,199,226
Total number of portfolio holdings	137
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	2.61%
TransDigm, Inc., 6.63%, 03/01/2032	2.28%
HUB International Ltd., 7.38%, 01/31/2032	1.99%
Cloud Software Group, Inc., 8.25%, 06/30/2032	1.91%
Block, Inc., 6.50%, 05/15/2032	1.86%
Community Health Systems, Inc., 10.88%, 01/15/2032	1.79%
Lightning Power LLC, 7.25%, 08/15/2032	1.57%
Caesars Entertainment, Inc., 6.50%, 02/15/2032	1.54%
NCL Corp. Ltd., 6.75%, 02/01/2032	1.48%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2032 Municipal Bond ETF
BSMW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2032 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$100,881,338
Total number of portfolio holdings	1,065
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB, 5.00%, 05/15/2037	1.11%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.73%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.59%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.58%
Miami-Dade (County of), FL Transit System, Series 2022, RB, 5.00%, 07/01/2049	0.58%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.58%
Duluth (City of), MN Economic Development Authority (St. Luke's Hospital of Duluth), Series 2022 B, RB, 5.25%, 06/15/2052	0.56%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.54%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.53%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.53%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2033 Corporate Bond ETF
BSCX | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Corporate Bond ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$532,176,184
Total number of portfolio holdings	240
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.95%
AT&T, Inc., 2.55%, 12/01/2033	1.40%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.17%
Enbridge, Inc., 5.70%, 03/08/2033	1.07%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.04%
Intel Corp., 5.20%, 02/10/2033	1.01%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.01%
Banco Santander S.A., 6.92%, 08/08/2033	0.99%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.93%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2033 Municipal Bond ETF
BSSX | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2033 Municipal Bond ETF	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$72,603,457
Total number of portfolio holdings	891
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	1.03%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	0.91%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.89%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	0.89%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	0.78%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.78%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.75%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	0.73%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	0.72%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.70%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2034 Corporate Bond ETF
BSCY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Corporate Bond ETF	$5	0.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$166,821,967
Total number of portfolio holdings	290
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.16%
AT&T, Inc., 5.40%, 02/15/2034	1.07%
Boeing Co. (The), 6.53%, 05/01/2034	1.02%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.97%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.96%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.95%
Kroger Co. (The), 5.00%, 09/15/2034	0.83%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.77%
Citibank N.A., 5.57%, 04/30/2034	0.76%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	0.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco BulletShares 2034 Municipal Bond ETF
BSMY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 9, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 Municipal Bond ETF	$9	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$22,245,259
Total number of portfolio holdings	364
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50%, 11/01/2047	1.78%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.00%, 06/15/2043	1.53%
Connecticut (State of), Series 2023 A, RB, 5.00%, 07/01/2037	1.28%
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB, 5.00%, 07/01/2039	1.26%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2039	1.21%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB, 5.25%, 05/15/2054	1.10%
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB, 5.00%, 11/01/2036	1.06%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2038	1.03%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.00%, 03/15/2043	1.03%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB, 5.25%, 03/01/2054	0.99%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Developed Dynamic Multifactor ETF
IMFL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Developed Dynamic Multifactor ETF	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$509,821,396
Total number of portfolio holdings	372
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
SAP SE	6.56%
Novartis AG	3.98%
Novo Nordisk A/S, Class B	3.42%
Samsung Electronics Co. Ltd.	3.14%
Schneider Electric SE	2.76%
Nintendo Co. Ltd.	2.67%
3i Group PLC	2.65%
RELX PLC	2.58%
ABB Ltd.	2.56%
Investor AB, Class B	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Investment Grade Defensive ETF
IIGD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Investment Grade Defensive ETF	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$24,481,526
Total number of portfolio holdings	156
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	0.72%
Coca-Cola Co. (The), 2.25%, 01/05/2032	0.68%
Hormel Foods Corp., 1.80%, 06/11/2030	0.68%
Linde, Inc., 1.10%, 08/10/2030	0.68%
Public Service Co. of Colorado, 1.88%, 06/15/2031	0.67%
Ascension Health, Series B, 2.53%, 11/15/2029	0.67%
Florida Power & Light Co., 2.45%, 02/03/2032	0.67%
Schlumberger Investment S.A., 2.65%, 06/26/2030	0.67%
Apple, Inc., 1.65%, 02/08/2031	0.67%
John Deere Capital Corp., 4.95%, 07/14/2028	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco RAFITM Strategic US ETF
IUS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFITM Strategic US ETF	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$631,843,108
Total number of portfolio holdings	555
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	5.07%
Alphabet, Inc., Class A	3.53%
Berkshire Hathaway, Inc., Class B	3.23%
Meta Platforms, Inc., Class A	2.59%
Microsoft Corp.	2.56%
Exxon Mobil Corp.	2.22%
Amazon.com, Inc.	2.16%
Chevron Corp.	1.65%
AT&T, Inc.	1.62%
Walmart, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Russell 1000® Dynamic Multifactor ETF
OMFL | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000® Dynamic Multifactor ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,908,865,961
Total number of portfolio holdings	279
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.40%
Costco Wholesale Corp.	5.31%
Walmart, Inc.	5.24%
Apple, Inc.	4.99%
Amazon.com, Inc.	4.88%
Microsoft Corp.	4.55%
Meta Platforms, Inc., Class A	4.30%
NVIDIA Corp.	3.42%
Visa, Inc., Class A	3.21%
Alphabet, Inc., Class A	2.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Russell 2000® Dynamic Multifactor ETF
OMFS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 2000® Dynamic Multifactor ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$241,784,761
Total number of portfolio holdings	656
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	3.18%
ExlService Holdings, Inc.	1.56%
Commvault Systems, Inc.	1.50%
CSW Industrials, Inc.	1.28%
Hamilton Lane, Inc., Class A	1.18%
Badger Meter, Inc.	1.09%
Atmus Filtration Technologies, Inc.	1.07%
Corcept Therapeutics, Inc.	0.95%
Applied Industrial Technologies, Inc.	0.92%
InterDigital, Inc.	0.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-POWA-SAR
Invesco Bloomberg Pricing Power ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
BSCP	Invesco BulletShares 2025 Corporate Bond ETF
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSCT	Invesco BulletShares 2029 Corporate Bond ETF
BSCU	Invesco BulletShares 2030 Corporate Bond ETF
BSCV	Invesco BulletShares 2031 Corporate Bond ETF
BSCW	Invesco BulletShares 2032 Corporate Bond ETF
BSCX	Invesco BulletShares 2033 Corporate Bond ETF
BSCY	Invesco BulletShares 2034 Corporate Bond ETF
BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF
BSJV	Invesco BulletShares 2031 High Yield Corporate Bond ETF
BSJW	Invesco BulletShares 2032 High Yield Corporate Bond ETF
BSMP	Invesco BulletShares 2025 Municipal Bond ETF
BSMQ	Invesco BulletShares 2026 Municipal Bond ETF
BSMR	Invesco BulletShares 2027 Municipal Bond ETF
BSMS	Invesco BulletShares 2028 Municipal Bond ETF
BSMT	Invesco BulletShares 2029 Municipal Bond ETF
BSMU	Invesco BulletShares 2030 Municipal Bond ETF
BSMV	Invesco BulletShares 2031 Municipal Bond ETF
BSMW	Invesco BulletShares 2032 Municipal Bond ETF
BSSX	Invesco BulletShares 2033 Municipal Bond ETF
BSMY	Invesco BulletShares 2034 Municipal Bond ETF

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.42%
Aerospace & Defense-1.32%
General Dynamics Corp.
3.25%, 04/01/2025	$7,414,000	$7,404,330
3.50%, 05/15/2025(b)	7,413,000	7,397,980
L3Harris Technologies, Inc., 3.83%, 04/27/2025	5,931,000	5,919,561
Lockheed Martin Corp., 4.95%, 10/15/2025	5,364,000	5,380,356
Precision Castparts Corp., 3.25%, 06/15/2025(b)	8,406,000	8,371,016
RTX Corp., 3.95%, 08/16/2025	16,083,000	16,034,833
		50,508,076
Air Freight & Logistics-0.26%
United Parcel Service, Inc., 3.90%, 04/01/2025	9,886,000	9,878,534
Automobile Components-0.18%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	6,974,000	6,955,140
Automobiles-5.13%
American Honda Finance Corp.
5.00%, 05/23/2025(b)	7,417,000	7,420,841
1.20%, 07/08/2025(b)	8,040,000	7,944,525
1.00%, 09/10/2025	8,038,000	7,897,320
5.80%, 10/03/2025(b)	9,391,000	9,461,746
Series A, 4.60%, 04/17/2025	7,910,000	7,908,686
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	5,920,000	5,913,593
5.13%, 06/16/2025	18,766,000	18,770,479
4.13%, 08/04/2025	15,010,000	14,950,059
3.38%, 11/13/2025	22,519,000	22,229,149
General Motors Co.
4.00%, 04/01/2025	5,357,000	5,352,236
6.13%, 10/01/2025	13,403,000	13,488,900
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025	8,704,000	8,699,985
PACCAR Financial Corp., 3.55%, 08/11/2025	6,432,000	6,409,305
Toyota Motor Credit Corp.
3.00%, 04/01/2025(b)	12,362,000	12,345,797
3.40%, 04/14/2025	4,947,000	4,940,224
3.95%, 06/30/2025(b)	12,773,000	12,751,604
3.65%, 08/18/2025(b)	7,415,000	7,388,148
5.60%, 09/11/2025	6,433,000	6,473,917
0.80%, 10/16/2025	9,772,000	9,555,174
5.40%, 11/10/2025(b)	6,423,000	6,467,167
		196,368,855
Banks-18.78%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	11,271,000	11,263,341
2.75%, 05/28/2025	14,821,000	14,751,384
5.15%, 08/18/2025	17,241,000	17,264,481
Bank of America Corp.
3.88%, 08/01/2025(b)	18,238,000	18,190,250
Series L, 3.95%, 04/21/2025	24,565,000	24,542,204
	Principal Amount	Value
Banks-(continued)
Bank of America N.A., 5.65%, 08/18/2025	$21,429,000	$ 21,524,208
Bank of Montreal (Canada)
3.70%, 06/07/2025(b)	13,923,000	13,884,673
5.92%, 09/25/2025(b)	12,857,000	12,954,458
Bank of Nova Scotia (The) (Canada)
3.45%, 04/11/2025	18,752,000	18,729,501
5.45%, 06/12/2025(b)	16,005,000	16,040,650
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	14,464,000	14,443,544
5.14%, 04/28/2025(b)	13,394,000	13,405,923
3.95%, 08/04/2025(b)	14,461,000	14,424,242
Citibank N.A., 5.86%, 09/29/2025	17,724,000	17,839,165
Citigroup, Inc.
3.88%, 03/26/2025	8,702,000	8,696,881
3.30%, 04/27/2025	16,069,000	16,034,201
4.40%, 06/10/2025	26,788,000	26,759,424
5.50%, 09/13/2025	15,218,000	15,278,256
Citizens Bank N.A., 2.25%, 04/28/2025	7,421,000	7,393,130
Cooperatieve Rabobank U.A. (Netherlands)
5.50%, 07/18/2025	9,104,000	9,135,936
4.38%, 08/04/2025	16,070,000	16,033,350
Fifth Third Bank N.A., 3.95%, 07/28/2025	7,418,000	7,401,461
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025(b)	10,865,000	10,837,662
HSBC USA, Inc., 5.63%, 03/17/2025	10,884,000	10,886,961
Huntington Bancshares, Inc., 4.00%, 05/15/2025	4,630,000	4,621,745
JPMorgan Chase & Co., 3.90%, 07/15/2025	26,786,000	26,721,347
KeyBank N.A.
3.30%, 06/01/2025	7,388,000	7,358,859
4.15%, 08/08/2025	12,358,000	12,328,677
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	12,868,000	12,832,748
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	4,940,000	4,959,437
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 03/02/2025(b)	6,524,000	6,524,000
1.41%, 07/17/2025	17,228,000	17,027,158
Morgan Stanley Bank N.A., 5.48%, 07/16/2025	12,860,000	12,896,556
PNC Bank N.A., 3.25%, 06/01/2025	9,771,000	9,739,425
Regions Financial Corp., 2.25%, 05/18/2025(b)	7,327,000	7,286,700
Royal Bank of Canada (Canada)
3.38%, 04/14/2025(b)	14,998,000	14,975,633
4.95%, 04/25/2025	17,143,000	17,149,731
Santander Holdings USA, Inc.
3.45%, 06/02/2025(b)	9,890,000	9,854,416
4.50%, 07/17/2025(b)	10,881,000	10,866,378
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025(b)	5,360,000	5,344,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	$25,176,000	$ 24,907,997
Toronto-Dominion Bank (The) (Canada), 3.77%, 06/06/2025(b)	16,318,000	16,282,183
Truist Bank
1.50%, 03/10/2025	10,886,000	10,879,649
3.63%, 09/16/2025	13,394,000	13,313,839
Truist Financial Corp.
4.00%, 05/01/2025	9,106,000	9,094,166
3.70%, 06/05/2025(b)	10,710,000	10,683,819
1.20%, 08/05/2025(b)	8,039,000	7,923,225
U.S. Bancorp, 1.45%, 05/12/2025	16,068,000	15,970,997
UBS AG (Switzerland)
2.95%, 04/09/2025	13,188,000	13,165,157
5.80%, 09/11/2025(b)	10,716,000	10,790,936
Wells Fargo & Co., 3.55%, 09/29/2025	26,780,000	26,645,043
Wells Fargo Bank N.A., 5.55%, 08/01/2025	21,430,000	21,507,108
		719,367,013
Beverages-1.48%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025(b)	7,418,000	7,287,943
5.20%, 10/24/2025(b)	4,942,000	4,966,074
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	5,359,000	5,320,648
PepsiCo, Inc.
2.25%, 03/19/2025	13,182,000	13,168,650
2.75%, 04/30/2025	9,893,000	9,864,683
3.50%, 07/17/2025	7,505,000	7,482,321
5.25%, 11/10/2025(b)	8,582,000	8,630,287
		56,720,606
Biotechnology-2.43%
AbbVie, Inc., 3.60%, 05/14/2025	40,205,000	40,109,429
Amgen, Inc.
5.25%, 03/02/2025	17,425,000	17,425,000
3.13%, 05/01/2025(b)	9,892,000	9,867,222
Baxalta, Inc., 4.00%, 06/23/2025	8,580,000	8,566,989
Biogen, Inc., 4.05%, 09/15/2025	17,304,000	17,226,666
		93,195,306
Broadline Retail-1.46%
Amazon.com, Inc.
3.00%, 04/13/2025(b)	14,784,000	14,756,971
0.80%, 06/03/2025	13,402,000	13,278,985
4.60%, 12/01/2025(b)	12,076,000	12,098,488
5.20%, 12/03/2025	8,616,000	8,655,847
eBay, Inc., 1.90%, 03/11/2025	7,075,000	7,070,475
		55,860,766
Building Products-0.13%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025(b)	4,926,000	4,910,939
Capital Markets-7.77%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	5,361,000	5,352,782
Ares Capital Corp.
4.25%, 03/01/2025	5,236,000	5,236,000
3.25%, 07/15/2025	12,364,000	12,283,955
	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	$12,362,000	$12,306,555
3.35%, 04/25/2025(b)	4,542,000	4,533,793
Blue Owl Capital Corp., 3.75%, 07/22/2025(b)	4,942,000	4,918,920
Charles Schwab Corp. (The)
4.20%, 03/24/2025	5,235,000	5,228,494
3.85%, 05/21/2025	7,420,000	7,409,857
CME Group, Inc., 3.00%, 03/15/2025(b)	6,518,000	6,512,089
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	16,071,000	16,062,845
4.16%, 05/13/2025(b)	5,360,000	5,354,971
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	37,500,000	37,462,455
3.75%, 05/22/2025(b)	24,110,000	24,061,070
4.25%, 10/21/2025	21,429,000	21,359,025
Moody’s Corp., 3.75%, 03/24/2025	6,101,000	6,095,681
Morgan Stanley
4.00%, 07/23/2025	32,140,000	32,071,832
5.00%, 11/24/2025	21,428,000	21,476,712
Nasdaq, Inc., 5.65%, 06/28/2025	4,368,000	4,379,750
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	8,578,000	8,585,762
1.85%, 07/16/2025	16,080,000	15,911,102
Northern Trust Corp., 3.95%, 10/30/2025	7,418,000	7,388,495
State Street Corp., 3.55%, 08/18/2025	12,814,000	12,761,204
UBS Group AG (Switzerland), 3.75%, 03/26/2025	20,890,000	20,878,263
		297,631,612
Chemicals-0.87%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	5,435,000	5,340,130
Celanese US Holdings LLC, 6.05%, 03/15/2025	8,812,000	8,813,897
Eastman Chemical Co., 3.80%, 03/15/2025	3,906,000	3,901,502
EIDP, Inc., 1.70%, 07/15/2025	4,946,000	4,888,642
LYB International Finance III LLC, 1.25%, 10/01/2025(b)	5,272,000	5,166,240
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	5,366,000	5,411,686
		33,522,097
Commercial Services & Supplies-0.33%
Republic Services, Inc., 3.20%, 03/15/2025	4,345,000	4,342,168
Waste Management, Inc.
3.13%, 03/01/2025	3,679,000	3,679,000
0.75%, 11/15/2025(b)	4,949,000	4,826,783
		12,847,951
Communications Equipment-0.14%
Cisco Systems, Inc., 3.50%, 06/15/2025(b)	5,359,000	5,342,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-3.84%
Ally Financial, Inc.
4.63%, 03/30/2025	$4,414,000	$4,412,646
5.80%, 05/01/2025	7,414,000	7,418,879
5.75%, 11/20/2025	10,381,000	10,420,095
American Express Co., 3.95%, 08/01/2025	24,103,000	24,041,982
Capital One Financial Corp.
4.25%, 04/30/2025	8,036,000	8,028,873
4.20%, 10/29/2025	16,069,000	16,010,882
Discover Financial Services, 3.75%, 03/04/2025	4,495,000	4,494,780
General Motors Financial Co., Inc.
3.80%, 04/07/2025	11,798,000	11,782,847
4.35%, 04/09/2025	9,892,000	9,886,801
2.75%, 06/20/2025	12,082,000	12,004,259
4.30%, 07/13/2025	7,908,000	7,898,012
6.05%, 10/10/2025	13,401,000	13,499,050
Synchrony Financial
4.88%, 06/13/2025	7,421,000	7,419,153
4.50%, 07/23/2025	9,886,000	9,871,084
		147,189,343
Consumer Staples Distribution & Retail-1.66%
Dollar General Corp., 4.15%, 11/01/2025(b)	4,948,000	4,928,169
Dollar Tree, Inc., 4.00%, 05/15/2025	9,892,000	9,867,978
Sysco Corp., 3.75%, 10/01/2025	7,416,000	7,379,843
Target Corp., 2.25%, 04/15/2025	14,835,000	14,793,452
Walmart, Inc.
3.55%, 06/26/2025	9,374,000	9,343,775
3.90%, 09/09/2025	17,307,000	17,260,668
		63,573,885
Containers & Packaging-0.28%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	5,357,000	5,345,595
WRKCo, Inc., 3.75%, 03/15/2025	5,235,000	5,231,338
		10,576,933
Diversified Consumer Services-0.14%
Yale University, Series 2020, 0.87%, 04/15/2025	5,365,000	5,339,388
Diversified REITs-0.14%
VICI Properties L.P., 4.38%, 05/15/2025(b)	5,366,000	5,356,974
Diversified Telecommunication Services-0.19%
Verizon Communications, Inc., 0.85%, 11/20/2025	7,360,000	7,177,779
Electric Utilities-2.91%
Avangrid, Inc., 3.20%, 04/15/2025(b)	7,419,000	7,400,951
Constellation Energy Generation LLC, 3.25%, 06/01/2025	8,902,000	8,863,940
Duke Energy Corp.
0.90%, 09/15/2025	6,426,000	6,297,794
5.00%, 12/08/2025	4,830,000	4,844,816
Duke Energy Progress LLC, 3.25%, 08/15/2025(b)	4,926,000	4,896,827
Entergy Corp., 0.90%, 09/15/2025	7,734,000	7,578,397
Exelon Corp., 3.95%, 06/15/2025	7,865,000	7,842,111
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co.
2.85%, 04/01/2025	$10,882,000	$10,864,855
3.13%, 12/01/2025	5,911,000	5,857,762
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/2025(b)	5,360,000	5,389,638
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	10,722,000	10,713,711
Pacific Gas and Electric Co., 3.45%, 07/01/2025	9,383,769	9,331,374
Pinnacle West Capital Corp., 1.30%, 06/15/2025	5,357,000	5,302,714
Southern Co. (The), 5.15%, 10/06/2025	4,944,000	4,959,939
Southern Power Co., 4.15%, 12/01/2025(b)	5,358,000	5,339,814
Xcel Energy, Inc., 3.30%, 06/01/2025	5,938,000	5,912,204
		111,396,847
Electrical Equipment-0.49%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	13,351,000	13,339,389
Emerson Electric Co., 3.15%, 06/01/2025(b)	5,366,000	5,345,732
		18,685,121
Energy Equipment & Services-0.13%
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025(b)	4,949,000	4,865,102
Entertainment-1.12%
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	5,903,000	5,893,891
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	8,046,000	7,992,641
Walt Disney Co. (The), 3.35%, 03/24/2025	15,777,000	15,765,758
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	13,206,000	13,199,214
		42,851,504
Financial Services-2.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	13,407,000	13,469,455
4.45%, 10/01/2025	5,933,000	5,923,635
Blackstone Private Credit Fund
4.70%, 03/24/2025	7,790,000	7,786,209
7.05%, 09/29/2025	7,846,000	7,938,470
Corebridge Financial, Inc., 3.50%, 04/04/2025	9,830,000	9,819,367
Fiserv, Inc., 3.85%, 06/01/2025(b)	8,895,000	8,873,121
Mastercard, Inc., 2.00%, 03/03/2025	6,520,000	6,520,000
PayPal Holdings, Inc., 1.65%, 06/01/2025	10,722,000	10,645,282
Visa, Inc., 3.15%, 12/14/2025	38,915,000	38,536,656
		109,512,195
Food Products-1.21%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	6,437,000	6,349,570
Campbell’s Company (The), 3.95%, 03/15/2025	7,413,000	7,408,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
General Mills, Inc., 4.00%, 04/17/2025	$8,581,000	$ 8,570,980
JM Smucker Co. (The), 3.50%, 03/15/2025	8,697,000	8,691,565
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	8,043,000	8,017,531
Mondelez International, Inc., 1.50%, 05/04/2025	7,330,000	7,288,920
		46,327,049
Ground Transportation-0.57%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	5,361,000	5,349,375
CSX Corp., 3.35%, 11/01/2025	5,930,000	5,882,800
Union Pacific Corp.
3.75%, 07/15/2025	5,365,000	5,347,371
3.25%, 08/15/2025(b)	5,361,000	5,334,973
		21,914,519
Health Care Equipment & Supplies-1.39%
Abbott Laboratories, 2.95%, 03/15/2025	8,720,000	8,713,381
Boston Scientific Corp., 1.90%, 06/01/2025	5,360,000	5,323,158
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025(b)	16,020,000	16,100,318
Stryker Corp.
1.15%, 06/15/2025	6,974,000	6,907,048
3.38%, 11/01/2025	8,039,000	7,977,444
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025(b)	8,435,000	8,426,162
		53,447,511
Health Care Providers & Services-3.06%
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	4,946,000	4,926,927
Cencora, Inc., 3.25%, 03/01/2025	4,359,000	4,359,000
Cigna Group (The)
3.25%, 04/15/2025	7,398,000	7,384,575
4.13%, 11/15/2025	12,024,000	11,985,945
CVS Health Corp., 3.88%, 07/20/2025	30,320,522	30,190,834
HCA, Inc., 5.25%, 04/15/2025	15,007,000	15,011,355
Humana, Inc., 4.50%, 04/01/2025	5,707,000	5,704,343
McKesson Corp., 0.90%, 12/03/2025	4,941,000	4,810,717
Quest Diagnostics, Inc., 3.50%, 03/30/2025	5,208,000	5,201,575
UnitedHealth Group, Inc.
3.75%, 07/15/2025	19,773,000	19,714,574
5.15%, 10/15/2025(b)	8,046,000	8,079,451
		117,369,296
Health Care REITs-0.63%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	6,437,000	6,421,992
Healthpeak OP LLC, 4.00%, 06/01/2025	4,462,000	4,451,540
Welltower OP LLC, 4.00%, 06/01/2025	13,400,000	13,373,837
		24,247,369
Hotel & Resort REITs-0.14%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	5,359,000	5,346,648
	Principal Amount	Value
Hotels, Restaurants & Leisure-1.21%
Booking Holdings, Inc., 3.65%, 03/15/2025(b)	$4,493,000	$ 4,490,190
Las Vegas Sands Corp., 2.90%, 06/25/2025	4,890,000	4,859,269
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	5,866,000	5,868,724
McDonald’s Corp.
3.38%, 05/26/2025(b)	6,841,000	6,817,097
3.30%, 07/01/2025(b)	7,418,000	7,387,706
1.45%, 09/01/2025	4,946,000	4,869,673
Starbucks Corp., 3.80%, 08/15/2025(b)	12,245,000	12,207,659
		46,500,318
Household Durables-0.27%
DR Horton, Inc., 2.60%, 10/15/2025	5,365,000	5,300,347
Lennar Corp., 4.75%, 05/30/2025	4,891,000	4,889,120
		10,189,467
Household Products-0.40%
Colgate-Palmolive Co., 3.10%, 08/15/2025	4,943,000	4,911,789
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	10,723,000	10,460,975
		15,372,764
Industrial Conglomerates-0.63%
3M Co.
2.65%, 04/15/2025	4,946,000	4,933,262
3.00%, 08/07/2025	5,902,000	5,861,118
Honeywell International, Inc., 1.35%, 06/01/2025	13,407,000	13,302,022
		24,096,402
Insurance-1.03%
Allstate Corp. (The), 0.75%, 12/15/2025	6,438,000	6,245,413
Aon Global Ltd., 3.88%, 12/15/2025	7,421,000	7,383,793
Chubb INA Holdings LLC, 3.15%, 03/15/2025	7,126,000	7,120,998
CNO Financial Group, Inc., 5.25%, 05/30/2025(b)	4,933,000	4,933,134
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	4,370,000	4,368,963
MetLife, Inc.
3.00%, 03/01/2025	4,344,000	4,344,000
3.60%, 11/13/2025(b)	4,941,000	4,913,467
		39,309,768
Interactive Media & Services-0.25%
Alphabet, Inc., 0.45%, 08/15/2025(b)	9,890,000	9,716,619
IT Services-0.72%
International Business Machines Corp.
4.00%, 07/27/2025(b)	10,720,000	10,704,114
7.00%, 10/30/2025	5,933,000	6,028,279
VeriSign, Inc.
5.25%, 04/01/2025	5,359,000	5,356,414
4.75%, 07/15/2027(b)	5,437,000	5,436,869
		27,525,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-0.28%
Danaher Corp., 3.35%, 09/15/2025(b)	$5,362,000	$ 5,331,475
Illumina, Inc., 5.80%, 12/12/2025	5,360,000	5,397,343
		10,728,818
Machinery-3.12%
Caterpillar Financial Services Corp.
5.40%, 03/10/2025	5,212,000	5,212,713
3.40%, 05/13/2025	12,076,000	12,049,796
1.45%, 05/15/2025	5,938,000	5,900,286
5.15%, 08/11/2025	7,907,000	7,928,641
3.65%, 08/12/2025(b)	7,911,000	7,883,693
0.80%, 11/13/2025	9,691,000	9,452,940
CNH Industrial Capital LLC, 3.95%, 05/23/2025	5,357,000	5,344,588
Cummins, Inc., 0.75%, 09/01/2025(b)	5,366,000	5,266,130
Deere & Co., 2.75%, 04/15/2025(b)	6,920,000	6,904,476
John Deere Capital Corp.
5.15%, 03/03/2025	4,371,000	4,371,000
3.45%, 03/13/2025	7,827,000	7,824,329
3.40%, 06/06/2025(b)	9,888,000	9,857,059
4.95%, 06/06/2025(b)	5,938,000	5,944,642
4.05%, 09/08/2025	7,416,000	7,407,321
Otis Worldwide Corp., 2.06%, 04/05/2025	12,714,000	12,680,805
Wabtec Corp., 3.20%, 06/15/2025	5,357,000	5,329,778
		119,358,197
Media-1.01%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	19,283,000	19,258,414
Comcast Corp., 3.38%, 08/15/2025	13,008,000	12,944,331
Fox Corp., 3.05%, 04/07/2025	6,435,000	6,422,411
		38,625,156
Metals & Mining-0.27%
Nucor Corp.
3.95%, 05/23/2025(b)	5,363,000	5,352,695
2.00%, 06/01/2025	4,890,000	4,856,078
		10,208,773
Multi-Utilities-1.23%
Dominion Energy, Inc., 3.90%, 10/01/2025	8,046,000	8,014,117
DTE Energy Co., Series F, 1.05%, 06/01/2025	8,581,000	8,503,538
NiSource, Inc., 0.95%, 08/15/2025(b)	12,360,000	12,156,804
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025(b)	5,894,000	5,795,396
Sempra, 3.30%, 04/01/2025	7,285,000	7,274,230
WEC Energy Group, Inc., 5.00%, 09/27/2025	5,365,000	5,371,527
		47,115,612
Oil, Gas & Consumable Fuels-6.79%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025(b)	6,435,000	6,371,725
Chevron Corp.
1.55%, 05/11/2025(b)	26,804,000	26,652,852
3.33%, 11/17/2025	7,416,000	7,366,478
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc., 0.69%, 08/12/2025(b)	$8,039,000	$ 7,906,496
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	9,764,000	9,750,688
DCP Midstream Operating L.P., 5.38%, 07/15/2025	5,627,000	5,630,243
Devon Energy Corp., 5.85%, 12/15/2025	5,205,000	5,234,497
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	4,944,000	4,964,684
Energy Transfer L.P., 4.05%, 03/15/2025	8,702,000	8,696,997
EOG Resources, Inc., 3.15%, 04/01/2025	4,943,000	4,936,877
Equinor ASA (Norway), 2.88%, 04/06/2025	12,356,000	12,335,058
Exxon Mobil Corp.
2.71%, 03/06/2025	15,261,000	15,258,689
2.99%, 03/19/2025	23,960,000	23,945,126
Kinder Morgan, Inc., 4.30%, 06/01/2025(b)	14,662,000	14,639,417
Marathon Petroleum Corp., 4.70%, 05/01/2025	13,402,000	13,398,478
MPLX L.P., 4.88%, 06/01/2025	11,696,000	11,689,671
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,755,000	5,768,070
5.50%, 12/01/2025	4,594,000	4,609,831
Ovintiv, Inc., 5.65%, 05/15/2025(b)	6,431,000	6,437,963
Phillips 66, 3.85%, 04/09/2025(b)	6,968,000	6,961,221
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	9,893,000	9,881,955
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	1,562,000	1,562,000
Shell International Finance B.V., 3.25%, 05/11/2025	26,885,000	26,818,339
Spectra Energy Partners L.P., 3.50%, 03/15/2025	4,397,000	4,393,541
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	6,970,000	7,012,192
Williams Cos., Inc. (The), 4.00%, 09/15/2025(b)	8,045,000	8,016,038
		260,239,126
Personal Care Products-0.14%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	5,364,000	5,338,481
Pharmaceuticals-3.13%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	21,233,000	21,087,019
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(b)	10,719,000	10,450,208
Eli Lilly and Co., 2.75%, 06/01/2025	5,546,000	5,521,316
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	9,890,000	9,868,452
Haleon UK Capital PLC, 3.13%, 03/24/2025	12,228,000	12,215,307
Johnson & Johnson, 0.55%, 09/01/2025	9,892,000	9,708,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Novartis Capital Corp., 3.00%, 11/20/2025	$18,761,000	$ 18,587,242
Pfizer, Inc., 0.80%, 05/28/2025	7,327,000	7,260,131
Royalty Pharma PLC, 1.20%, 09/02/2025	10,722,000	10,529,895
Zoetis, Inc.
4.50%, 11/13/2025(b)	8,040,000	8,032,800
5.40%, 11/14/2025(b)	6,438,000	6,473,985
		119,734,693
Professional Services-0.42%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	10,722,000	10,661,788
Verisk Analytics, Inc., 4.00%, 06/15/2025	5,364,000	5,351,009
		16,012,797
Residential REITs-0.26%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	5,146,000	5,130,068
Essex Portfolio L.P., 3.50%, 04/01/2025	4,941,000	4,935,743
		10,065,811
Retail REITs-0.58%
Realty Income Corp.
3.88%, 04/15/2025	4,949,000	4,944,197
4.63%, 11/01/2025(b)	5,386,000	5,389,125
Simon Property Group L.P., 3.50%, 09/01/2025	11,797,000	11,731,280
		22,064,602
Semiconductors & Semiconductor Equipment-2.08%
Applied Materials, Inc., 3.90%, 10/01/2025(b)	7,502,000	7,477,770
Intel Corp.
3.40%, 03/25/2025	13,059,000	13,045,632
3.70%, 07/29/2025	22,228,000	22,129,530
Lam Research Corp., 3.80%, 03/15/2025	4,357,000	4,354,488
Microchip Technology, Inc., 4.25%, 09/01/2025	12,868,000	12,840,558
QUALCOMM, Inc., 3.45%, 05/20/2025	13,501,000	13,466,056
Texas Instruments, Inc., 1.38%, 03/12/2025	6,537,000	6,531,783
		79,845,817
Software-3.21%
Intuit, Inc., 0.95%, 07/15/2025	4,949,000	4,884,424
Microsoft Corp., 3.13%, 11/03/2025	32,163,000	31,915,207
Oracle Corp.
2.50%, 04/01/2025	34,613,000	34,553,389
2.95%, 05/15/2025	26,803,000	26,710,035
5.80%, 11/10/2025(b)	9,888,000	9,972,359
Roper Technologies, Inc., 1.00%, 09/15/2025(b)	7,503,000	7,359,356
VMware LLC, 4.50%, 05/15/2025	7,420,000	7,413,478
		122,808,248
	Principal Amount	Value
Specialized REITs-1.06%
American Tower Corp.
2.40%, 03/15/2025	$6,758,000	$6,745,592
4.00%, 06/01/2025	8,046,000	8,024,760
1.30%, 09/15/2025(b)	5,364,000	5,266,481
Crown Castle, Inc., 1.35%, 07/15/2025	4,941,000	4,874,514
Equinix, Inc., 1.00%, 09/15/2025	7,501,000	7,355,335
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	8,406,000	8,406,000
		40,672,682
Specialty Retail-1.56%
AutoZone, Inc., 3.63%, 04/15/2025(b)	4,946,000	4,938,598
Home Depot, Inc. (The)
2.70%, 04/15/2025	5,362,000	5,349,662
3.35%, 09/15/2025	9,891,000	9,836,145
4.00%, 09/15/2025	7,421,000	7,404,149
Lowe’s Cos., Inc.
4.00%, 04/15/2025	7,419,000	7,409,708
4.40%, 09/08/2025	9,891,000	9,883,534
3.38%, 09/15/2025(b)	8,039,000	7,989,691
Ross Stores, Inc., 4.60%, 04/15/2025	6,925,000	6,922,460
		59,733,947
Technology Hardware, Storage & Peripherals-2.29%
Apple, Inc.
1.13%, 05/11/2025(b)	21,994,000	21,850,114
3.20%, 05/13/2025	19,777,000	19,725,228
0.55%, 08/20/2025(b)	12,356,000	12,132,534
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	26,741,000	26,753,533
NetApp, Inc., 1.88%, 06/22/2025	7,329,000	7,256,477
		87,717,886
Textiles, Apparel & Luxury Goods-0.23%
NIKE, Inc., 2.40%, 03/27/2025(b)	8,796,000	8,782,817
VF Corp., 2.40%, 04/23/2025	927	927
		8,783,744
Tobacco-1.31%
Altria Group, Inc., 2.35%, 05/06/2025	7,330,000	7,297,920
Philip Morris International, Inc.
1.50%, 05/01/2025	7,419,000	7,380,882
3.38%, 08/11/2025	7,417,000	7,384,144
5.00%, 11/17/2025(b)	8,040,000	8,068,720
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	20,093,000	20,078,397
		50,210,063
Trading Companies & Distributors-0.35%
Air Lease Corp.
3.25%, 03/01/2025	6,081,000	6,081,000
3.38%, 07/01/2025(b)	7,445,000	7,413,561
		13,494,561
Water Utilities-0.12%
American Water Capital Corp., 3.40%, 03/01/2025	4,563,000	4,563,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-0.43%
Rogers Communications, Inc. (Canada)
2.95%, 03/15/2025	$8,881,000	$8,872,349
3.63%, 12/15/2025(b)	7,506,000	7,451,927
		16,324,276
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,657,342,695)		3,654,644,272
	Shares
Money Market Funds-5.88%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $225,169,951)	225,169,951	225,169,951
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.30% (Cost $3,882,512,646)		3,879,814,223
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.10%
Invesco Private Government Fund, 4.34%(c)(d)(e)	43,482,159	$ 43,482,159
Invesco Private Prime Fund, 4.47%(c)(d)(e)	113,543,318	113,577,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $157,059,540)		157,059,540
TOTAL INVESTMENTS IN SECURITIES-105.40% (Cost $4,039,572,186)		4,036,873,763
OTHER ASSETS LESS LIABILITIES-(5.40)%		(206,973,070)
NET ASSETS-100.00%		$3,829,900,693

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,237,269	$751,710,056	$(544,777,374)	$-	$-	$225,169,951	$1,739,936
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,205,679	148,804,351	(164,527,871)	-	-	43,482,159	1,363,139*
Invesco Private Prime Fund	169,188,488	317,585,667	(373,174,802)	(11,689)	(10,283)	113,577,381	3,629,885*
Total	$246,631,436	$1,218,100,074	$(1,082,480,047)	$(11,689)	$(10,283)	$382,229,491	$6,732,960

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.89%(a)
Aerospace & Defense-2.27%
Boeing Co. (The)
2.75%, 02/01/2026	$12,151,000	$11,923,802
2.20%, 02/04/2026	47,875,000	46,726,209
General Dynamics Corp.
1.15%, 06/01/2026(b)	4,335,000	4,175,096
2.13%, 08/15/2026	4,322,000	4,196,935
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	8,668,000	8,609,298
RTX Corp.
5.00%, 02/27/2026	4,343,000	4,358,693
2.65%, 11/01/2026	6,219,000	6,060,953
5.75%, 11/08/2026	10,879,000	11,092,836
		97,143,822
Air Freight & Logistics-0.25%
FedEx Corp., 3.25%, 04/01/2026	6,491,000	6,410,488
United Parcel Service, Inc., 2.40%, 11/15/2026	4,319,000	4,189,329
		10,599,817
Automobiles-4.32%
American Honda Finance Corp.
4.95%, 01/09/2026(b)	7,401,000	7,425,349
4.75%, 01/12/2026(b)	4,315,000	4,324,483
5.25%, 07/07/2026(b)	8,261,000	8,353,114
1.30%, 09/09/2026(b)	6,522,000	6,228,399
2.30%, 09/09/2026	4,321,000	4,190,927
4.40%, 10/05/2026	6,095,000	6,093,356
Ford Motor Co., 4.35%, 12/08/2026(b)	13,057,000	12,836,194
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	10,442,000	10,374,310
6.95%, 03/06/2026	11,313,000	11,480,353
6.95%, 06/10/2026	7,804,000	7,956,023
2.70%, 08/10/2026	13,059,000	12,584,703
5.13%, 11/05/2026	10,400,000	10,372,964
PACCAR Financial Corp.
4.45%, 03/30/2026(b)	4,315,000	4,321,099
5.20%, 11/09/2026	4,334,000	4,406,164
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026	8,687,000	8,419,854
5.28%, 07/13/2026	4,356,000	4,412,757
Toyota Motor Credit Corp.
4.80%, 01/05/2026(b)	7,798,000	7,830,535
0.80%, 01/09/2026(b)	6,092,000	5,914,105
5.20%, 05/15/2026	6,527,000	6,601,190
4.45%, 05/18/2026(b)	12,188,000	12,217,722
1.13%, 06/18/2026(b)	8,664,000	8,331,090
4.55%, 08/07/2026	6,530,000	6,557,411
5.00%, 08/14/2026	5,658,000	5,716,518
5.40%, 11/20/2026(b)	7,814,000	7,962,475
		184,911,095
Banks-21.82%
Bank of America Corp.
4.45%, 03/03/2026	17,408,000	17,392,515
3.50%, 04/19/2026	21,764,000	21,535,643
4.25%, 10/22/2026	17,405,000	17,331,625
	Principal Amount	Value
Banks-(continued)
Bank of America N.A., 5.53%, 08/18/2026	$17,404,000	$ 17,693,623
Bank of Montreal (Canada)
5.30%, 06/05/2026	11,752,000	11,878,405
5.27%, 12/11/2026	10,013,000	10,163,745
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026(b)	10,882,000	10,906,112
1.05%, 03/02/2026(b)	8,271,000	8,004,202
1.35%, 06/24/2026	6,525,000	6,278,015
1.30%, 09/15/2026(b)	7,823,000	7,467,791
5.35%, 12/07/2026	9,986,000	10,141,798
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	17,839,000	17,932,128
BPCE S.A. (France), 3.38%, 12/02/2026	5,225,000	5,131,516
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	7,392,000	7,558,184
Citibank N.A.
5.44%, 04/30/2026	17,408,000	17,607,697
4.93%, 08/06/2026	13,017,000	13,114,088
5.49%, 12/04/2026	17,412,000	17,722,667
Citigroup, Inc.
3.70%, 01/12/2026	17,406,000	17,280,584
4.60%, 03/09/2026	13,061,000	13,064,617
3.40%, 05/01/2026	17,409,000	17,194,611
3.20%, 10/21/2026	26,110,000	25,565,758
4.30%, 11/20/2026(b)	8,691,000	8,659,218
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026(b)	8,705,000	8,742,994
3.75%, 07/21/2026	13,016,000	12,837,222
4.33%, 08/28/2026	4,311,000	4,316,412
5.50%, 10/05/2026	6,061,000	6,181,160
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	6,964,000	6,766,414
Fifth Third Bank N.A., 3.85%, 03/15/2026(b)	6,525,000	6,472,797
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026(b)	15,300,000	15,274,191
4.38%, 11/23/2026	7,762,000	7,724,357
JPMorgan Chase & Co.
3.30%, 04/01/2026	21,756,000	21,528,928
3.20%, 06/15/2026	15,234,000	15,022,669
2.95%, 10/01/2026	26,110,000	25,573,751
7.63%, 10/15/2026	4,346,000	4,568,099
4.13%, 12/15/2026	17,409,000	17,330,919
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	23,934,000	24,251,493
KeyBank N.A.
4.70%, 01/26/2026	4,312,000	4,315,006
3.40%, 05/20/2026(b)	5,230,000	5,151,198
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	13,055,000	13,035,976
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026(b)	11,315,000	11,310,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	$20,675,000	$20,555,571
2.76%, 09/13/2026	8,702,000	8,492,997
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	8,693,000	8,495,927
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	13,057,000	13,107,299
5.88%, 10/30/2026	14,358,000	14,691,201
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026(b)	13,016,000	13,058,959
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	6,048,000	5,779,323
Royal Bank of Canada (Canada)
4.88%, 01/12/2026(b)	8,706,000	8,734,962
1.15%, 07/14/2026	6,524,000	6,264,404
5.20%, 07/20/2026(b)	8,709,000	8,813,759
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	8,705,000	8,453,721
5.46%, 01/13/2026	15,663,000	15,794,509
3.78%, 03/09/2026	13,059,000	12,981,696
5.88%, 07/13/2026	7,378,000	7,518,571
2.63%, 07/14/2026(b)	19,585,000	19,119,377
1.40%, 09/17/2026	17,404,000	16,620,937
3.01%, 10/19/2026(b)	13,060,000	12,770,527
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026	6,488,000	6,521,067
5.53%, 07/17/2026(b)	15,663,000	15,892,940
5.26%, 12/11/2026(b)	4,310,000	4,371,322
4.57%, 12/17/2026	12,150,000	12,170,885
Truist Bank
3.30%, 05/15/2026	6,524,000	6,430,488
3.80%, 10/30/2026	7,386,000	7,302,729
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	11,751,000	11,443,428
Series W, 3.10%, 04/27/2026	8,694,000	8,563,088
UBS AG (Switzerland), 1.25%, 08/07/2026	14,196,000	13,593,124
Wells Fargo & Co.
3.00%, 04/22/2026	30,468,000	29,979,463
4.10%, 06/03/2026	21,207,000	21,081,805
3.00%, 10/23/2026	30,469,000	29,764,389
Wells Fargo Bank N.A.
4.81%, 01/15/2026	15,665,000	15,719,662
5.45%, 08/07/2026	19,149,000	19,428,352
5.25%, 12/11/2026(b)	19,586,000	19,886,230
		933,431,626
Beverages-1.38%
Constellation Brands, Inc.
5.00%, 02/02/2026(b)	4,333,000	4,330,654
3.70%, 12/06/2026	5,224,000	5,157,779
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	6,957,000	7,060,519
Molson Coors Beverage Co., 3.00%, 07/15/2026	17,413,000	17,070,889
	Principal Amount	Value
Beverages-(continued)
PepsiCo, Inc.
4.55%, 02/13/2026	$4,316,000	$4,324,549
2.85%, 02/24/2026	6,523,000	6,432,031
2.38%, 10/06/2026	8,665,000	8,420,915
5.13%, 11/10/2026	6,070,000	6,155,246
		58,952,582
Biotechnology-2.60%
AbbVie, Inc.
3.20%, 05/14/2026	17,413,053	17,181,987
2.95%, 11/21/2026	34,732,000	33,943,817
Amgen, Inc.
5.51%, 03/02/2026(b)	12,955,000	12,956,879
2.60%, 08/19/2026(b)	10,876,000	10,599,978
Gilead Sciences, Inc., 3.65%, 03/01/2026	23,938,000	23,755,800
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	13,023,000	12,804,700
		111,243,161
Broadline Retail-0.69%
Amazon.com, Inc., 1.00%, 05/12/2026	23,933,000	23,073,515
eBay, Inc., 1.40%, 05/10/2026(b)	6,498,000	6,271,346
		29,344,861
Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	4,199,000	4,169,734
Capital Markets-6.69%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	4,333,000	4,241,273
Ares Capital Corp.
3.88%, 01/15/2026(b)	10,014,000	9,933,209
2.15%, 07/15/2026	8,705,000	8,400,603
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	6,090,000	5,899,406
2.80%, 05/04/2026(b)	6,529,000	6,419,645
2.45%, 08/17/2026	6,526,000	6,360,924
1.05%, 10/15/2026	4,313,000	4,097,978
Blackstone Secured Lending Fund
3.63%, 01/15/2026	6,947,000	6,863,597
2.75%, 09/16/2026(b)	6,090,000	5,877,511
Blue Owl Capital Corp.
4.25%, 01/15/2026	4,320,000	4,295,021
3.40%, 07/15/2026	8,703,000	8,493,111
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026(b)	4,320,000	4,308,618
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	10,877,000	10,490,492
1.15%, 05/13/2026(b)	8,708,000	8,385,943
5.88%, 08/24/2026	8,707,000	8,873,010
FS KKR Capital Corp., 3.40%, 01/15/2026	8,703,000	8,577,366
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026(b)	4,333,000	4,259,415
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	15,233,000	15,129,207
3.50%, 11/16/2026	23,932,000	23,553,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley
3.88%, 01/27/2026	$26,116,000	$25,978,268
3.13%, 07/27/2026	26,109,000	25,645,124
6.25%, 08/09/2026	6,296,000	6,452,565
4.35%, 09/08/2026	19,581,000	19,518,231
Nasdaq, Inc., 3.85%, 06/30/2026	4,335,000	4,302,340
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026(b)	5,200,000	5,244,750
1.65%, 07/14/2026	10,883,000	10,461,578
State Street Corp.
2.65%, 05/19/2026(b)	6,524,000	6,410,865
5.27%, 08/03/2026(b)	10,417,000	10,547,046
UBS Group AG (Switzerland), 4.55%, 04/17/2026	17,254,000	17,268,870
		286,289,114
Chemicals-0.90%
Ecolab, Inc., 2.70%, 11/01/2026	6,512,000	6,349,323
EIDP, Inc., 4.50%, 05/15/2026	5,196,000	5,200,283
FMC Corp.
5.15%, 05/18/2026	4,364,000	4,367,613
3.20%, 10/01/2026	4,309,000	4,195,152
Linde, Inc., 3.20%, 01/30/2026(b)	6,280,000	6,213,992
PPG Industries, Inc., 1.20%, 03/15/2026	6,054,000	5,850,421
Westlake Corp., 3.60%, 08/15/2026(b)	6,522,000	6,437,097
		38,613,881
Commercial Services & Supplies-0.44%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	8,664,000	8,351,979
Republic Services, Inc., 2.90%, 07/01/2026	4,321,000	4,242,962
Veralto Corp., 5.50%, 09/18/2026	6,086,000	6,169,944
		18,764,885
Communications Equipment-0.65%
Cisco Systems, Inc.
4.90%, 02/26/2026	8,700,000	8,745,247
2.95%, 02/28/2026(b)	6,525,000	6,440,157
2.50%, 09/20/2026	13,056,300	12,742,019
		27,927,423
Consumer Finance-2.34%
American Express Co.
4.90%, 02/13/2026(b)	10,446,000	10,485,604
1.65%, 11/04/2026(b)	9,572,000	9,150,169
Capital One Financial Corp., 3.75%, 07/28/2026	13,022,000	12,864,542
Discover Bank, 3.45%, 07/27/2026	8,707,000	8,558,927
General Motors Financial Co., Inc.
1.25%, 01/08/2026	13,054,000	12,674,060
5.25%, 03/01/2026	10,883,650	10,920,166
5.40%, 04/06/2026	14,363,000	14,452,197
1.50%, 06/10/2026	10,878,000	10,441,996
4.00%, 10/06/2026	6,527,000	6,452,270
Synchrony Financial, 3.70%, 08/04/2026	4,318,000	4,250,021
		100,249,952
	Principal Amount	Value
Consumer Staples Distribution & Retail-1.04%
Kroger Co. (The)
3.50%, 02/01/2026(b)	$4,319,000	$4,277,525
2.65%, 10/15/2026	6,484,000	6,297,201
Sysco Corp., 3.30%, 07/15/2026	8,694,000	8,563,444
Target Corp., 2.50%, 04/15/2026	8,679,000	8,519,635
Walmart, Inc.
4.00%, 04/15/2026(b)	6,527,000	6,521,613
1.05%, 09/17/2026	10,877,000	10,381,452
		44,560,870
Containers & Packaging-0.40%
Berry Global, Inc., 1.57%, 01/15/2026(b)	13,272,000	12,924,516
Sonoco Products Co., 4.45%, 09/01/2026(b)	4,364,000	4,352,367
		17,276,883
Diversified Telecommunication Services-1.31%
AT&T, Inc., 1.70%, 03/25/2026	26,109,000	25,343,530
T-Mobile USA, Inc., 2.25%, 02/15/2026	15,667,000	15,329,354
Verizon Communications, Inc.
1.45%, 03/20/2026	7,259,000	7,048,205
2.63%, 08/15/2026	8,568,000	8,358,221
		56,079,310
Electric Utilities-3.29%
Commonwealth Edison Co., 2.55%, 06/15/2026(b)	4,332,000	4,239,792
DTE Electric Co., 4.85%, 12/01/2026	4,312,000	4,357,494
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	5,230,000	5,117,768
Duke Energy Corp., 2.65%, 09/01/2026	13,015,000	12,677,244
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	6,533,000	6,433,968
Entergy Arkansas LLC, 3.50%, 04/01/2026	5,179,000	5,135,985
Entergy Corp., 2.95%, 09/01/2026	6,496,000	6,347,196
Exelon Corp., 3.40%, 04/15/2026	6,532,000	6,455,246
Fortis, Inc. (Canada), 3.06%, 10/04/2026	9,554,000	9,325,160
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	5,203,000	5,201,418
1.00%, 06/15/2026(b)	5,193,000	4,972,234
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026	8,701,000	8,734,402
Pacific Gas and Electric Co., 3.15%, 01/01/2026	16,987,575	16,735,279
PPL Capital Funding, Inc., 3.10%, 05/15/2026	5,630,000	5,535,421
Southern California Edison Co.
5.35%, 03/01/2026(b)	5,214,000	5,238,678
4.40%, 09/06/2026	4,320,000	4,298,632
Southern Co. (The), 3.25%, 07/01/2026	15,231,000	14,986,163
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	4,325,000	4,194,162
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	6,499,000	6,425,135
Xcel Energy, Inc., 3.35%, 12/01/2026(b)	4,311,000	4,221,208
		140,632,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.37%
Emerson Electric Co., 0.88%, 10/15/2026	$6,525,000	$ 6,179,700
Regal Rexnord Corp., 6.05%, 02/15/2026	9,550,000	9,632,693
		15,812,393
Electronic Equipment, Instruments & Components-0.54%
Avnet, Inc., 4.63%, 04/15/2026(b)	4,789,000	4,783,575
Jabil, Inc., 1.70%, 04/15/2026	4,333,000	4,192,041
TD SYNNEX Corp., 1.75%, 08/09/2026(b)	6,044,000	5,798,285
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/13/2026(b)	4,315,000	4,316,740
Vontier Corp., 1.80%, 04/01/2026	4,333,000	4,188,693
		23,279,334
Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	5,202,000	4,997,743
Entertainment-1.14%
Discovery Communications LLC, 4.90%, 03/11/2026	5,658,000	5,658,503
Netflix, Inc., 4.38%, 11/15/2026	8,703,000	8,724,895
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	4,746,000	4,769,636
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	8,707,000	8,596,641
1.85%, 07/30/2026(b)	8,701,000	8,412,112
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	13,023,000	12,731,074
		48,892,861
Financial Services-3.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	8,703,000	8,487,485
2.45%, 10/29/2026	32,639,000	31,483,497
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	21,757,000	21,513,699
Blackstone Private Credit Fund, 2.63%, 12/15/2026	10,805,000	10,354,442
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	10,882,000	10,519,788
Fiserv, Inc., 3.20%, 07/01/2026	17,412,000	17,107,010
Global Payments, Inc.
1.20%, 03/01/2026	9,573,000	9,243,831
4.80%, 04/01/2026	6,498,569	6,504,130
Mastercard, Inc., 2.95%, 11/21/2026(b)	6,528,000	6,398,905
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	10,851,000	10,572,349
State Street Bank and Trust Co., 4.59%, 11/25/2026(b)	10,010,000	10,071,712
UBS AG (Switzerland), 1.25%, 06/01/2026(b)	8,436,000	8,120,056
Voya Financial, Inc., 3.65%, 06/15/2026	3,888,000	3,842,849
Western Union Co. (The), 1.35%, 03/15/2026	5,180,000	4,996,913
		159,216,666
	Principal Amount	Value
Food Products-1.26%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	$8,702,000	$ 8,481,871
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	6,095,000	5,983,492
Conagra Brands, Inc., 5.30%, 10/01/2026	4,363,000	4,411,016
Hershey Co. (The), 2.30%, 08/15/2026(b)	4,321,000	4,213,491
Ingredion, Inc., 3.20%, 10/01/2026	4,321,000	4,234,248
Kellanova, 3.25%, 04/01/2026	6,501,000	6,420,958
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	16,319,000	16,016,984
McCormick & Co., Inc., 0.90%, 02/15/2026	4,315,000	4,168,558
		53,930,618
Gas Utilities-0.20%
National Fuel Gas Co., 5.50%, 01/15/2026	4,303,000	4,321,793
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	4,340,000	4,238,669
		8,560,462
Ground Transportation-0.78%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026(b)	4,350,000	4,281,483
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	8,708,000	8,312,604
CSX Corp., 2.60%, 11/01/2026	6,065,000	5,900,519
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	5,178,000	5,086,028
Union Pacific Corp.
4.75%, 02/21/2026	4,317,000	4,326,986
2.75%, 03/01/2026	5,614,000	5,521,021
		33,428,641
Health Care Equipment & Supplies-0.69%
Abbott Laboratories, 3.75%, 11/30/2026	14,798,000	14,697,539
Baxter International, Inc., 2.60%, 08/15/2026	6,529,000	6,355,858
Stryker Corp., 3.50%, 03/15/2026	8,665,000	8,580,991
		29,634,388
Health Care Providers & Services-3.14%
Cardinal Health, Inc., 4.70%, 11/15/2026(b)	4,350,000	4,364,565
Cigna Group (The)
4.50%, 02/25/2026	9,130,000	9,125,385
1.25%, 03/15/2026	4,753,000	4,596,298
5.69%, 03/15/2026(b)	6,040,000	6,041,246
CVS Health Corp.
5.00%, 02/20/2026	13,060,000	13,092,575
2.88%, 06/01/2026(b)	15,234,000	14,907,087
Elevance Health, Inc.
4.90%, 02/08/2026	4,349,000	4,349,111
1.50%, 03/15/2026	6,498,000	6,303,531
HCA, Inc.
5.88%, 02/15/2026	13,058,500	13,116,337
5.25%, 06/15/2026	13,059,000	13,114,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	$4,320,000	$ 4,167,334
McKesson Corp., 1.30%, 08/15/2026	4,315,000	4,133,029
Quest Diagnostics, Inc., 3.45%, 06/01/2026(b)	4,315,000	4,267,844
UnitedHealth Group, Inc.
1.25%, 01/15/2026(b)	4,322,000	4,208,207
3.10%, 03/15/2026(b)	8,690,000	8,575,129
1.15%, 05/15/2026(b)	8,706,000	8,386,918
4.75%, 07/15/2026	5,661,000	5,695,854
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	6,094,000	5,817,974
		134,263,109
Health Care REITs-0.59%
Healthpeak OP LLC, 3.25%, 07/15/2026	5,617,000	5,527,315
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	5,179,000	5,188,969
Sabra Health Care L.P., 5.13%, 08/15/2026	4,315,000	4,334,500
Ventas Realty L.P., 4.13%, 01/15/2026	4,319,000	4,296,200
Welltower OP LLC, 4.25%, 04/01/2026(b)	6,097,000	6,089,209
		25,436,193
Hotels, Restaurants & Leisure-1.16%
Booking Holdings, Inc., 3.60%, 06/01/2026	8,700,000	8,621,549
Expedia Group, Inc., 5.00%, 02/15/2026	6,492,029	6,506,222
Marriott International, Inc., Series R, 3.13%, 06/15/2026	6,491,000	6,376,103
McDonald’s Corp., 3.70%, 01/30/2026	15,236,000	15,140,149
Starbucks Corp.
4.75%, 02/15/2026(b)	8,701,000	8,724,594
2.45%, 06/15/2026	4,318,000	4,217,352
		49,585,969
Household Durables-0.12%
DR Horton, Inc., 1.30%, 10/15/2026	5,182,000	4,925,264
Household Products-0.72%
Colgate-Palmolive Co., 4.80%, 03/02/2026	4,314,000	4,338,478
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	5,661,000	5,654,940
2.70%, 02/02/2026(b)	5,227,000	5,151,644
1.00%, 04/23/2026	8,701,000	8,401,566
2.45%, 11/03/2026(b)	7,607,000	7,406,526
		30,953,154
Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	6,914,000	6,710,274
Industrial Conglomerates-0.42%
3M Co., 2.25%, 09/19/2026(b)	5,658,000	5,476,456
Honeywell International, Inc., 2.50%, 11/01/2026	13,055,000	12,678,804
		18,155,260
Insurance-1.47%
Allstate Corp. (The), 3.28%, 12/15/2026	4,745,000	4,648,394
	Principal Amount	Value
Insurance-(continued)
Arch Capital Finance LLC, 4.01%, 12/15/2026	$4,322,000	$ 4,293,000
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	4,762,000	4,821,733
Chubb INA Holdings LLC, 3.35%, 05/03/2026(b)	13,055,000	12,904,233
CNA Financial Corp., 4.50%, 03/01/2026	4,340,000	4,332,758
Loews Corp., 3.75%, 04/01/2026	4,334,000	4,307,282
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026(b)	8,701,000	8,674,960
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	5,201,000	5,166,026
Old Republic International Corp., 3.88%, 08/26/2026	4,767,000	4,713,943
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	4,317,000	4,190,761
Trinity Acquisition PLC, 4.40%, 03/15/2026	4,787,000	4,771,860
		62,824,950
Interactive Media & Services-0.39%
Alphabet, Inc., 2.00%, 08/15/2026(b)	17,407,000	16,881,454
IT Services-0.83%
CGI, Inc. (Canada), 1.45%, 09/14/2026	5,217,000	4,984,525
DXC Technology Co., 1.80%, 09/15/2026(b)	6,049,000	5,784,701
International Business Machines Corp.
4.50%, 02/06/2026(b)	7,399,000	7,405,479
3.45%, 02/19/2026	11,717,000	11,604,339
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	5,785,000	5,550,688
		35,329,732
Leisure Products-0.13%
Hasbro, Inc., 3.55%, 11/19/2026	5,545,000	5,441,363
Life Sciences Tools & Services-0.43%
Illumina, Inc., 4.65%, 09/09/2026	4,320,000	4,320,128
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	5,223,000	5,273,745
5.00%, 12/05/2026(b)	8,660,000	8,752,162
		18,346,035
Machinery-2.86%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026(b)	7,796,000	7,826,942
5.05%, 02/27/2026	6,959,000	7,009,093
0.90%, 03/02/2026	6,495,000	6,280,844
4.35%, 05/15/2026	12,618,000	12,642,188
1.15%, 09/14/2026	4,320,000	4,125,410
4.45%, 10/16/2026	6,492,000	6,516,348
CNH Industrial Capital LLC
1.88%, 01/15/2026(b)	4,337,000	4,238,848
1.45%, 07/15/2026(b)	5,227,000	5,016,740
Fortive Corp., 3.15%, 06/15/2026	7,826,000	7,695,841
Illinois Tool Works, Inc., 2.65%, 11/15/2026	8,692,000	8,492,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.80%, 01/09/2026(b)	$10,441,000	$10,480,773
0.70%, 01/15/2026(b)	7,800,000	7,564,790
5.05%, 03/03/2026(b)	4,753,000	4,786,828
4.75%, 06/08/2026	5,212,000	5,246,054
2.65%, 06/10/2026(b)	4,327,000	4,245,914
1.05%, 06/17/2026	4,785,000	4,599,794
5.15%, 09/08/2026(b)	4,780,000	4,844,459
Wabtec Corp., 3.45%, 11/15/2026	6,526,000	6,409,806
Xylem, Inc., 3.25%, 11/01/2026	4,319,000	4,235,406
		122,258,282
Media-0.93%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	9,579,000	9,781,814
Comcast Corp., 3.15%, 03/01/2026	18,250,000	18,024,571
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	12,186,000	12,056,253
		39,862,638
Multi-Utilities-0.97%
Ameren Corp., 5.70%, 12/01/2026	5,202,000	5,293,506
CenterPoint Energy, Inc., 1.45%, 06/01/2026	4,334,000	4,177,414
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	4,862,000	4,701,205
DTE Energy Co., 2.85%, 10/01/2026	5,203,000	5,075,034
Florida Power & Light Co., 4.45%, 05/15/2026	4,358,000	4,369,903
San Diego Gas & Electric Co., 2.50%, 05/15/2026	4,322,000	4,224,052
Sempra, 5.40%, 08/01/2026	4,769,000	4,806,597
WEC Energy Group, Inc., 4.75%, 01/09/2026(b)	8,661,000	8,669,351
		41,317,062
Office REITs-0.40%
Boston Properties L.P.
3.65%, 02/01/2026	8,707,000	8,606,144
2.75%, 10/01/2026	8,663,000	8,391,253
		16,997,397
Oil, Gas & Consumable Fuels-6.22%
Chevron Corp., 2.95%, 05/16/2026	19,584,000	19,284,102
Diamondback Energy, Inc., 3.25%, 12/01/2026	6,496,000	6,357,408
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	4,340,000	4,146,005
5.90%, 11/15/2026	6,504,000	6,641,601
4.25%, 12/01/2026	6,491,000	6,459,747
Energy Transfer L.P.
4.75%, 01/15/2026	8,708,954	8,708,107
3.90%, 07/15/2026	4,796,000	4,749,207
6.05%, 12/01/2026	8,705,000	8,909,415
Enterprise Products Operating LLC
5.05%, 01/10/2026	6,485,000	6,513,271
3.70%, 02/15/2026(b)	7,612,000	7,554,632
EOG Resources, Inc., 4.15%, 01/15/2026(b)	6,494,000	6,477,084
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Equinor ASA (Norway), 1.75%, 01/22/2026(b)	$6,527,000	$ 6,378,755
Exxon Mobil Corp.
3.04%, 03/01/2026	21,763,000	21,491,171
2.28%, 08/16/2026	8,694,000	8,463,747
Kinder Morgan, Inc., 1.75%, 11/15/2026	4,322,000	4,127,806
MPLX L.P., 1.75%, 03/01/2026	13,060,000	12,692,598
Occidental Petroleum Corp., 5.55%, 03/15/2026	7,404,000	7,441,997
ONEOK, Inc.
5.85%, 01/15/2026	5,199,000	5,244,181
5.00%, 03/01/2026(b)	5,651,000	5,666,717
5.55%, 11/01/2026	6,498,000	6,591,372
Ovintiv, Inc., 5.38%, 01/01/2026	3,984,000	3,991,701
Phillips 66, 1.30%, 02/15/2026	4,349,000	4,217,909
Pioneer Natural Resources Co.
1.13%, 01/15/2026	6,532,000	6,344,419
5.10%, 03/29/2026	9,557,000	9,631,012
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	6,498,000	6,494,397
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	13,054,000	13,189,213
Shell International Finance B.V.
2.88%, 05/10/2026	15,235,000	15,005,196
2.50%, 09/12/2026(b)	8,706,000	8,491,895
Spectra Energy Partners L.P., 3.38%, 10/15/2026	5,191,000	5,098,103
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	7,366,000	7,371,915
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	8,662,049	8,834,778
Valero Energy Corp., 3.40%, 09/15/2026	3,703,000	3,643,599
Williams Cos., Inc. (The), 5.40%, 03/02/2026	9,572,000	9,646,449
		265,859,509
Passenger Airlines-0.14%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	5,987,000	6,102,711
Personal Care Products-0.29%
Kenvue, Inc., 5.35%, 03/22/2026(b)	6,530,000	6,590,263
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	6,094,000	5,911,426
		12,501,689
Pharmaceuticals-2.57%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	10,881,000	10,493,479
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	10,442,000	10,046,091
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	8,665,000	8,716,332
Eli Lilly and Co., 5.00%, 02/27/2026(b)	6,526,000	6,527,184
HCA, Inc., 5.38%, 09/01/2026	8,701,000	8,757,898
Johnson & Johnson, 2.45%, 03/01/2026	17,412,000	17,125,308
Merck & Co., Inc., 0.75%, 02/24/2026(b)	8,708,000	8,413,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc.
2.75%, 06/03/2026	$10,878,000	$10,687,101
3.00%, 12/15/2026	15,229,000	14,906,562
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	14,566,000	14,414,544
		110,087,568
Professional Services-0.37%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	4,344,000	4,275,577
Concentrix Corp., 6.65%, 08/02/2026(b)	6,949,000	7,098,248
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	4,313,000	4,254,151
		15,627,976
Real Estate Management & Development-0.12%
CBRE Services, Inc., 4.88%, 03/01/2026	5,221,000	5,220,689
Residential REITs-0.20%
Camden Property Trust, 5.85%, 11/03/2026	4,335,000	4,432,133
ERP Operating L.P., 2.85%, 11/01/2026	4,318,000	4,207,969
		8,640,102
Retail REITs-0.88%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	5,190,000	5,155,918
Kimco Realty OP LLC, 2.80%, 10/01/2026	4,319,000	4,211,733
Realty Income Corp.
5.05%, 01/13/2026(b)	4,320,000	4,319,812
4.88%, 06/01/2026(b)	5,168,000	5,183,078
4.13%, 10/15/2026	5,631,000	5,601,745
Simon Property Group L.P.
3.30%, 01/15/2026	6,930,000	6,858,219
3.25%, 11/30/2026	6,499,000	6,374,844
		37,705,349
Semiconductors & Semiconductor Equipment-1.18%
Analog Devices, Inc., 3.50%, 12/05/2026	7,796,000	7,690,992
Intel Corp.
4.88%, 02/10/2026	13,059,000	13,084,158
2.60%, 05/19/2026	8,705,995	8,515,134
Marvell Technology, Inc., 1.65%, 04/15/2026	4,337,000	4,201,010
NVIDIA Corp., 3.20%, 09/16/2026(b)	8,705,000	8,586,339
Skyworks Solutions, Inc., 1.80%, 06/01/2026	4,331,000	4,171,300
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	4,345,000	4,153,545
		50,402,478
Software-2.62%
Fortinet, Inc., 1.00%, 03/15/2026	4,316,000	4,158,428
Intuit, Inc., 5.25%, 09/15/2026	6,521,000	6,615,060
Microsoft Corp., 2.40%, 08/08/2026	34,820,000	34,014,036
Oracle Corp.
1.65%, 03/25/2026	23,932,000	23,223,270
2.65%, 07/15/2026	26,114,000	25,475,300
	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 3.80%, 12/15/2026	$6,051,000	$ 5,979,277
VMware LLC, 1.40%, 08/15/2026	13,021,000	12,429,205
		111,894,576
Specialized REITs-1.91%
American Tower Corp.
4.40%, 02/15/2026	4,319,000	4,308,383
1.60%, 04/15/2026	6,091,000	5,898,375
1.45%, 09/15/2026(b)	5,181,000	4,946,711
3.38%, 10/15/2026	8,700,000	8,546,705
Crown Castle, Inc.
4.45%, 02/15/2026	7,837,000	7,816,545
3.70%, 06/15/2026	6,530,000	6,454,703
1.05%, 07/15/2026	8,680,000	8,261,156
Equinix, Inc., 1.45%, 05/15/2026	6,070,000	5,854,556
Extra Space Storage L.P., 3.50%, 07/01/2026	5,032,000	4,965,454
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	8,443,000	8,475,413
Public Storage Operating Co.
0.88%, 02/15/2026	4,321,000	4,179,733
1.50%, 11/09/2026	5,658,000	5,396,047
Weyerhaeuser Co., 4.75%, 05/15/2026	6,485,000	6,498,654
		81,602,435
Specialty Retail-2.81%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	21,640,000	21,958,422
4.90%, 10/01/2026	15,001,500	15,073,819
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	11,315,000	11,175,760
5.15%, 06/25/2026	13,060,000	13,215,429
2.13%, 09/15/2026	8,708,000	8,438,815
4.95%, 09/30/2026(b)	6,531,500	6,601,334
Lowe’s Cos., Inc.
4.80%, 04/01/2026(b)	8,679,000	8,715,273
2.50%, 04/15/2026	11,752,000	11,507,700
O’Reilly Automotive, Inc.
3.55%, 03/15/2026(b)	4,319,000	4,275,579
5.75%, 11/20/2026	6,512,000	6,640,027
Ross Stores, Inc., 0.88%, 04/15/2026(b)	4,319,000	4,150,414
TJX Cos., Inc. (The), 2.25%, 09/15/2026	8,707,000	8,455,919
		120,208,491
Technology Hardware, Storage & Peripherals-2.81%
Apple, Inc.
0.70%, 02/08/2026	21,756,000	21,049,843
3.25%, 02/23/2026(b)	28,293,000	28,006,048
4.42%, 05/08/2026	8,633,000	8,633,385
2.45%, 08/04/2026	19,580,000	19,135,006
2.05%, 09/11/2026	17,407,000	16,873,555
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	6,485,000	6,300,348
4.45%, 09/25/2026	10,884,000	10,872,701
HP, Inc., 1.45%, 06/17/2026	4,468,000	4,299,958
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	5,227,000	5,235,515
		120,406,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.20%
NIKE, Inc., 2.38%, 11/01/2026(b)	$8,689,000	$ 8,441,649
Tobacco-1.24%
Altria Group, Inc., 2.63%, 09/16/2026(b)	4,319,000	4,201,316
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026(b)	8,693,000	8,519,559
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	13,058,000	12,659,934
Philip Morris International, Inc.
4.88%, 02/13/2026	14,792,000	14,841,492
2.75%, 02/25/2026(b)	6,532,000	6,424,309
0.88%, 05/01/2026	6,505,000	6,248,352
		52,894,962
Trading Companies & Distributors-0.65%
Air Lease Corp.
2.88%, 01/15/2026(b)	12,622,000	12,427,640
5.30%, 06/25/2026	5,181,000	5,227,205
1.88%, 08/15/2026(b)	10,440,000	10,048,343
		27,703,188
Wireless Telecommunication Services-0.65%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	4,318,000	4,198,409
Sprint LLC, 7.63%, 03/01/2026	13,012,000	13,263,292
T-Mobile USA, Inc., 2.63%, 04/15/2026	10,443,000	10,239,577
		27,701,278
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,234,846,391)		4,230,233,852
	Shares	Value
Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $27,123,564)	27,123,564	$ 27,123,564
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $4,261,969,955)		4,257,357,416
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.93%
Invesco Private Government Fund, 4.34%(c)(d)(e)	82,353,890	82,353,890
Invesco Private Prime Fund, 4.47%(c)(d)(e)	214,167,053	214,231,303
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $296,585,193)		296,585,193
TOTAL INVESTMENTS IN SECURITIES-106.46% (Cost $4,558,555,148)		4,553,942,609
OTHER ASSETS LESS LIABILITIES-(6.46)%		(276,382,446)
NET ASSETS-100.00%		$4,277,560,163

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,810,675	$149,892,668	$(126,579,779)	$-	$-	$27,123,564	$392,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$100,856,094	$253,871,818	$(272,374,022)	$-	$-	$82,353,890	$2,388,590*
Invesco Private Prime Fund	263,178,826	583,035,959	(631,950,611)	(17,020)	(15,851)	214,231,303	6,380,301*
Total	$367,845,595	$986,800,445	$(1,030,904,412)	$(17,020)	$(15,851)	$323,708,757	$9,161,342

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.98%
Aerospace & Defense-2.03%
Boeing Co. (The)
5.04%, 05/01/2027(b)	$13,251,000	$13,302,407
6.26%, 05/01/2027	6,607,000	6,788,945
General Dynamics Corp.
3.50%, 04/01/2027(b)	5,000,000	4,922,964
2.63%, 11/15/2027(b)	3,312,000	3,171,018
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	4,146,000	4,241,097
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027(b)	3,967,000	3,836,852
L3Harris Technologies, Inc., 5.40%, 01/15/2027	8,280,000	8,399,941
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	4,985,000	5,088,450
Northrop Grumman Corp., 3.20%, 02/01/2027	4,991,000	4,884,238
RTX Corp., 3.13%, 05/04/2027(b)	7,286,000	7,076,386
		61,712,298
Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.05%, 11/15/2027	6,622,000	6,420,689
Automobile Components-0.51%
BorgWarner, Inc., 2.65%, 07/01/2027	7,279,000	6,959,958
Lear Corp., 3.80%, 09/15/2027	3,646,000	3,569,342
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	4,963,000	4,817,158
		15,346,458
Automobiles-5.36%
American Honda Finance Corp.
2.35%, 01/08/2027	3,314,000	3,193,473
4.90%, 03/12/2027	4,653,000	4,693,469
4.90%, 07/09/2027(b)	4,628,000	4,673,641
4.45%, 10/22/2027(b)	4,976,000	4,972,805
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	5,956,000	5,830,799
5.80%, 03/05/2027	9,935,000	10,009,231
5.85%, 05/17/2027(b)	10,003,000	10,083,881
4.95%, 05/28/2027	9,934,000	9,829,715
4.13%, 08/17/2027	8,355,000	8,071,717
3.82%, 11/02/2027	4,960,000	4,748,818
7.35%, 11/04/2027	9,936,000	10,342,730
General Motors Co.
4.20%, 10/01/2027	4,951,000	4,879,714
6.80%, 10/01/2027	6,661,000	6,961,248
General Motors Financial Co., Inc., 5.35%, 07/15/2027(b)	7,333,000	7,416,071
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	6,629,000	6,389,221
PACCAR Financial Corp.
5.00%, 05/13/2027(b)	3,312,000	3,363,836
4.45%, 08/06/2027(b)	4,641,000	4,662,668
	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$4,310,000	$4,339,027
3.20%, 01/11/2027	5,033,000	4,941,014
1.90%, 01/13/2027	5,000,000	4,788,631
3.05%, 03/22/2027	9,276,000	9,046,660
1.15%, 08/13/2027(b)	3,990,000	3,704,626
4.55%, 09/20/2027	6,624,000	6,673,474
4.35%, 10/08/2027	8,280,000	8,282,517
5.45%, 11/10/2027(b)	4,682,000	4,809,994
Series B, 5.00%, 03/19/2027	5,994,000	6,075,218
		162,784,198
Banks-12.23%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	6,663,000	6,603,096
5.29%, 08/18/2027	11,631,000	11,775,146
Bank of America Corp.
3.25%, 10/21/2027	16,460,000	15,978,981
Series L, 4.18%, 11/25/2027	13,284,000	13,154,038
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	8,282,000	8,017,973
5.37%, 06/04/2027(b)	4,977,000	5,072,680
Series H, 4.70%, 09/14/2027(b)	6,625,000	6,664,840
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	4,970,000	4,756,156
2.95%, 03/11/2027	4,602,000	4,468,529
5.40%, 06/04/2027(b)	5,666,000	5,778,807
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027(b)	6,683,000	6,553,285
5.24%, 06/28/2027(b)	9,034,000	9,175,583
Citigroup, Inc., 4.45%, 09/29/2027(b)	25,513,000	25,356,462
Cooperatieve Rabobank U.A. (Netherlands), 5.04%, 03/05/2027	4,319,000	4,380,489
Fifth Third Bancorp, 2.55%, 05/05/2027	4,983,000	4,774,583
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	3,969,000	3,815,328
HSBC USA, Inc., 5.29%, 03/04/2027	6,607,000	6,719,452
JPMorgan Chase & Co.
8.00%, 04/29/2027	3,326,000	3,572,435
4.25%, 10/01/2027	9,977,000	9,970,647
3.63%, 12/01/2027(b)	7,274,000	7,122,336
KeyBank N.A., 5.85%, 11/15/2027(b)	6,664,000	6,855,008
KeyCorp, 2.25%, 04/06/2027	5,288,000	5,025,047
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	8,322,000	8,201,019
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027(b)	3,300,000	3,196,730
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	6,621,000	6,534,180
3.29%, 07/25/2027(b)	6,624,000	6,468,039
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	3,307,000	3,258,486
3.17%, 09/11/2027(b)	7,268,000	7,044,039
PNC Bank N.A., 3.10%, 10/25/2027	6,620,000	6,406,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	$4,973,000	$ 4,835,011
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	8,335,000	8,409,846
2.05%, 01/21/2027(b)	3,311,000	3,177,414
3.63%, 05/04/2027	8,055,000	7,917,624
4.24%, 08/03/2027	8,277,000	8,248,426
6.00%, 11/01/2027	8,944,000	9,282,371
Santander Holdings USA, Inc., 4.40%, 07/13/2027	6,936,000	6,884,921
Standard Chartered Bank of New York (United Kingdom), 4.85%, 12/03/2027(b)	3,300,000	3,331,656
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	8,282,000	8,140,039
2.17%, 01/14/2027(b)	3,308,000	3,173,742
3.36%, 07/12/2027(b)	11,651,000	11,385,879
3.35%, 10/18/2027	4,968,000	4,833,404
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	4,970,000	4,746,333
2.80%, 03/10/2027(b)	7,273,000	7,037,229
4.98%, 04/05/2027(b)	5,632,000	5,685,894
4.11%, 06/08/2027	9,971,000	9,888,715
4.69%, 09/15/2027(b)	9,970,000	10,049,547
Truist Financial Corp., 1.13%, 08/03/2027(b)	4,962,000	4,584,645
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	8,625,000	8,407,954
UBS AG (Switzerland), 5.00%, 07/09/2027	7,938,000	8,029,287
Wells Fargo & Co., 4.30%, 07/22/2027	16,599,000	16,507,866
		371,257,733
Beverages-1.75%
Coca-Cola Co. (The)
3.38%, 03/25/2027	6,625,000	6,517,417
2.90%, 05/25/2027(b)	3,311,000	3,224,948
1.45%, 06/01/2027	9,937,000	9,363,076
Constellation Brands, Inc.
3.50%, 05/09/2027(b)	3,308,000	3,239,318
4.35%, 05/09/2027(b)	3,969,000	3,950,523
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	4,954,000	5,060,680
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	4,975,000	5,031,395
PepsiCo, Inc.
4.40%, 02/07/2027	3,910,000	3,927,491
2.63%, 03/19/2027	3,313,000	3,216,951
3.00%, 10/15/2027	9,941,000	9,653,647
		53,185,446
Biotechnology-1.49%
AbbVie, Inc., 4.80%, 03/15/2027(b)	14,914,000	15,047,417
Amgen, Inc.
2.20%, 02/21/2027	11,427,000	10,947,365
3.20%, 11/02/2027	6,631,000	6,427,196
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	$8,288,000	$8,062,327
1.20%, 10/01/2027(b)	4,970,000	4,579,066
		45,063,371
Broadline Retail-2.06%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	13,261,000	13,029,228
1.20%, 06/03/2027(b)	8,286,000	7,761,348
3.15%, 08/22/2027	23,301,000	22,727,565
4.55%, 12/01/2027(b)	13,259,000	13,386,167
eBay, Inc., 3.60%, 06/05/2027(b)	5,684,000	5,571,448
		62,475,756
Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027	3,969,000	3,878,516
Owens Corning, 5.50%, 06/15/2027	3,310,000	3,373,192
		7,251,708
Capital Markets-5.62%
Ares Capital Corp.
7.00%, 01/15/2027	5,962,000	6,173,173
2.88%, 06/15/2027(b)	3,333,000	3,188,272
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	5,648,000	5,430,695
3.25%, 05/16/2027	4,968,000	4,860,406
BlackRock, Inc., 3.20%, 03/15/2027(b)	4,635,000	4,546,476
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	4,106,000	3,886,337
Blue Owl Capital Corp., 2.63%, 01/15/2027(b)	3,309,000	3,152,160
Cboe Global Markets, Inc., 3.65%, 01/12/2027(b)	4,336,000	4,281,976
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	4,313,000	4,222,521
2.45%, 03/03/2027(b)	9,968,000	9,596,054
3.30%, 04/01/2027	4,930,000	4,823,715
FactSet Research Systems, Inc., 2.90%, 03/01/2027	3,307,000	3,201,494
FS KKR Capital Corp., 3.25%, 07/15/2027	3,303,000	3,160,127
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	5,356,000	5,496,568
3.85%, 01/26/2027(b)	19,922,000	19,700,045
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	4,967,000	4,977,488
Morgan Stanley
3.63%, 01/20/2027(b)	19,884,000	19,631,536
3.95%, 04/23/2027	13,284,000	13,123,640
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	8,264,000	7,919,740
5.59%, 07/02/2027(b)	3,312,000	3,375,041
5.39%, 07/06/2027	3,308,000	3,356,520
Northern Trust Corp., 4.00%, 05/10/2027(b)	6,628,000	6,594,963
S&P Global, Inc.
2.95%, 01/22/2027	3,300,000	3,213,155
2.45%, 03/01/2027	8,200,000	7,898,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
4.99%, 03/18/2027	$6,649,000	$6,730,674
4.33%, 10/22/2027(b)	8,004,000	8,004,590
		170,545,375
Chemicals-1.64%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	4,309,000	4,093,878
Albemarle Corp., 4.65%, 06/01/2027(b)	4,307,000	4,281,437
Celanese US Holdings LLC, 6.42%, 07/15/2027(b)	13,259,000	13,593,095
Ecolab, Inc.
1.65%, 02/01/2027(b)	3,312,000	3,153,652
3.25%, 12/01/2027	3,308,000	3,222,783
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	3,930,000	3,851,894
Mosaic Co. (The), 4.05%, 11/15/2027(b)	4,639,000	4,573,294
Olin Corp., 5.13%, 09/15/2027(b)	3,305,000	3,303,527
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	9,944,000	9,736,819
		49,810,379
Commercial Services & Supplies-0.68%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	6,602,000	6,516,054
Republic Services, Inc., 3.38%, 11/15/2027(b)	4,307,000	4,197,405
Waste Management, Inc.
4.95%, 07/03/2027	5,010,000	5,083,533
3.15%, 11/15/2027	4,978,000	4,829,639
		20,626,631
Communications Equipment-0.55%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	13,260,000	13,416,095
Nokia OYJ (Finland), 4.38%, 06/12/2027	3,306,000	3,271,366
		16,687,461
Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027(b)	4,024,000	4,031,375
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027(b)	3,279,000	3,187,614
Consumer Finance-3.54%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	5,009,000	5,002,090
7.10%, 11/15/2027(b)	4,977,000	5,250,589
American Express Co.
2.55%, 03/04/2027	11,559,000	11,150,967
3.30%, 05/03/2027	10,990,000	10,739,361
5.85%, 11/05/2027(b)	9,970,000	10,327,709
Capital One Financial Corp.
3.75%, 03/09/2027	8,949,000	8,795,522
3.65%, 05/11/2027	6,629,000	6,496,882
Discover Financial Services, 4.10%, 02/09/2027	6,624,000	6,547,820
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.35%, 01/17/2027(b)	$8,366,000	$8,296,436
2.35%, 02/26/2027	6,663,000	6,373,815
5.00%, 04/09/2027	8,274,000	8,306,508
5.40%, 05/08/2027(b)	7,975,000	8,066,360
2.70%, 08/20/2027	5,959,000	5,675,030
Synchrony Financial, 3.95%, 12/01/2027	6,627,000	6,463,816
		107,492,905
Consumer Staples Distribution & Retail-1.44%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	6,640,540	6,484,615
1.38%, 06/20/2027(b)	8,309,000	7,794,079
Dollar General Corp.
3.88%, 04/15/2027	4,005,000	3,942,172
4.63%, 11/01/2027(b)	3,640,000	3,641,234
Kroger Co. (The), 3.70%, 08/01/2027(b)	3,976,000	3,906,535
Sysco Corp., 3.25%, 07/15/2027	4,972,000	4,834,589
Target Corp., 1.95%, 01/15/2027(b)	6,623,000	6,359,469
Walmart, Inc., 3.95%, 09/09/2027(b)	6,644,000	6,615,943
		43,578,636
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027(b)	3,309,000	3,210,558
Diversified REITs-0.21%
Digital Realty Trust L.P., 3.70%, 08/15/2027	6,631,000	6,492,576
Diversified Telecommunication Services-2.10%
AT&T, Inc.
4.25%, 03/01/2027(b)	9,906,000	9,852,868
2.30%, 06/01/2027	16,554,000	15,762,691
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	8,274,000	8,201,122
TELUS Corp. (Canada)
2.80%, 02/16/2027(b)	3,993,000	3,860,318
3.70%, 09/15/2027(b)	3,291,000	3,225,538
Verizon Communications, Inc.
4.13%, 03/16/2027	19,403,000	19,281,434
3.00%, 03/22/2027	3,768,000	3,664,073
		63,848,044
Electric Utilities-4.01%
Alabama Power Co., 3.75%, 09/01/2027	3,662,000	3,604,688
American Electric Power Co., Inc.
5.75%, 11/01/2027(b)	3,307,000	3,400,803
3.20%, 11/13/2027(b)	3,304,000	3,190,374
Duke Energy Corp.
4.85%, 01/05/2027(b)	3,965,000	3,994,912
3.15%, 08/15/2027(b)	4,960,000	4,803,292
5.00%, 12/08/2027	3,340,000	3,382,927
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	4,300,000	4,215,944
Edison International, 5.75%, 06/15/2027(b)	4,000,000	4,008,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Eversource Energy
2.90%, 03/01/2027	$4,357,000	$4,211,230
4.60%, 07/01/2027	3,993,000	3,989,512
Exelon Corp., 2.75%, 03/15/2027	4,268,000	4,116,162
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	9,971,000	9,774,379
Georgia Power Co., 5.00%, 02/23/2027(b)	3,300,000	3,337,653
ITC Holdings Corp., 3.35%, 11/15/2027	3,308,000	3,205,480
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027(b)	3,965,000	3,996,528
4.12%, 09/16/2027	3,822,000	3,792,536
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027(b)	6,624,000	6,313,386
3.55%, 05/01/2027	9,902,000	9,703,525
4.63%, 07/15/2027(b)	8,277,000	8,303,164
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	6,617,000	6,180,093
Southern California Edison Co.
4.88%, 02/01/2027	3,313,000	3,328,456
5.85%, 11/01/2027	4,957,000	5,065,404
Series D, 4.70%, 06/01/2027(b)	4,025,000	4,008,058
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027(b)	4,958,000	4,870,931
Series B, 3.75%, 05/15/2027(b)	3,964,000	3,906,802
Xcel Energy, Inc., 1.75%, 03/15/2027	3,298,000	3,120,468
		121,825,702
Electrical Equipment-0.10%
Emerson Electric Co., 1.80%, 10/15/2027	3,315,000	3,112,085
Electronic Equipment, Instruments & Components-0.57%
Amphenol Corp., 5.05%, 04/05/2027	4,640,000	4,697,852
Eaton Corp., 3.10%, 09/15/2027	4,698,000	4,560,981
Jabil, Inc., 4.25%, 05/15/2027	3,325,000	3,300,199
Keysight Technologies, Inc., 4.60%, 04/06/2027	4,662,000	4,668,686
		17,227,718
Energy Equipment & Services-0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	8,936,000	8,704,292
Entertainment-1.31%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	3,966,000	3,893,237
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	6,622,000	6,435,688
Walt Disney Co. (The), 3.70%, 03/23/2027	3,333,000	3,292,994
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	26,747,000	26,112,641
		39,734,560
	Principal Amount	Value
Financial Services-3.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	$6,068,000	$6,211,871
6.45%, 04/15/2027	9,906,000	10,225,026
3.65%, 07/21/2027	6,623,000	6,461,315
4.63%, 10/15/2027	3,967,000	3,954,042
BlackRock Funding, Inc., 4.60%, 07/26/2027	5,306,000	5,345,073
Blackstone Private Credit Fund, 3.25%, 03/15/2027	6,581,000	6,346,454
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	3,968,000	4,169,457
Corebridge Financial, Inc., 3.65%, 04/05/2027	8,217,000	8,064,902
Fiserv, Inc.
5.15%, 03/15/2027	4,966,000	5,019,576
2.25%, 06/01/2027	6,629,000	6,316,278
Global Payments, Inc.
2.15%, 01/15/2027	4,972,000	4,749,141
4.95%, 08/15/2027(b)	3,300,000	3,324,787
LPL Holdings, Inc., 5.70%, 05/20/2027	3,325,000	3,385,305
Mastercard, Inc., 3.30%, 03/26/2027	6,627,000	6,506,622
ORIX Corp. (Japan)
3.70%, 07/18/2027	3,321,000	3,260,839
5.00%, 09/13/2027(b)	3,311,000	3,348,245
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	3,308,000	3,277,744
Visa, Inc.
1.90%, 04/15/2027(b)	9,935,000	9,482,619
0.75%, 08/15/2027(b)	3,306,000	3,051,018
2.75%, 09/15/2027	4,992,000	4,814,653
		107,314,967
Food Products-2.16%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	4,017,000	3,944,340
Conagra Brands, Inc., 1.38%, 11/01/2027	6,624,000	6,067,480
General Mills, Inc.
4.70%, 01/30/2027	3,330,000	3,346,527
3.20%, 02/10/2027(b)	4,971,000	4,858,485
Hormel Foods Corp., 4.80%, 03/30/2027	3,315,000	3,345,269
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 2.50%, 01/15/2027	6,559,000	6,304,818
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	3,312,000	3,221,463
Kellanova, 3.40%, 11/15/2027	3,975,000	3,868,217
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	8,940,000	8,824,755
McCormick & Co., Inc., 3.40%, 08/15/2027(b)	4,962,000	4,841,508
Mondelez International, Inc., 2.63%, 03/17/2027	4,968,000	4,792,356
The Campbell’s Company, 5.20%, 03/19/2027(b)	3,307,000	3,352,056
Tyson Foods, Inc., 3.55%, 06/02/2027	8,979,000	8,778,044
		65,545,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.25%
Atmos Energy Corp., 3.00%, 06/15/2027	$3,310,000	$ 3,215,319
Southern California Gas Co., 2.95%, 04/15/2027(b)	4,642,000	4,491,174
		7,706,493
Ground Transportation-0.50%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	3,321,000	3,249,326
CSX Corp., 3.25%, 06/01/2027(b)	5,638,000	5,500,223
Union Pacific Corp.
2.15%, 02/05/2027	3,324,000	3,196,602
3.00%, 04/15/2027	3,316,000	3,228,893
		15,175,044
Health Care Equipment & Supplies-1.41%
Baxter International, Inc., 1.92%, 02/01/2027(b)	9,544,000	9,091,893
Becton, Dickinson and Co., 3.70%, 06/06/2027	11,435,000	11,244,232
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	11,591,000	11,903,796
Solventum Corp., 5.45%, 02/25/2027	6,662,000	6,773,116
Stryker Corp., 4.55%, 02/10/2027	3,910,000	3,918,670
		42,931,707
Health Care Providers & Services-4.50%
Cardinal Health, Inc., 3.41%, 06/15/2027	8,098,000	7,902,853
Cencora, Inc.
3.45%, 12/15/2027	4,977,000	4,831,647
4.63%, 12/15/2027(b)	3,300,000	3,306,499
Centene Corp., 4.25%, 12/15/2027	15,928,000	15,509,667
Cigna Group (The)
3.40%, 03/01/2027	8,796,000	8,622,143
3.05%, 10/15/2027(b)	3,606,000	3,485,837
CommonSpirit Health, 6.07%, 11/01/2027(b)	3,354,000	3,471,993
CVS Health Corp.
3.63%, 04/01/2027	4,973,000	4,871,964
1.30%, 08/21/2027	14,998,000	13,788,300
Elevance Health, Inc., 3.65%, 12/01/2027(b)	10,636,000	10,412,180
HCA, Inc.
4.50%, 02/15/2027	7,955,000	7,927,712
3.13%, 03/15/2027(b)	6,629,000	6,434,783
Humana, Inc.
1.35%, 02/03/2027(b)	4,584,000	4,304,961
3.95%, 03/15/2027(b)	3,583,000	3,533,973
Icon Investments Six DAC, 5.81%, 05/08/2027(b)	4,962,000	5,067,400
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	3,805,000	3,715,598
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	3,968,000	3,884,999
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	3,299,000	3,251,388
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	$4,976,000	$4,898,682
3.38%, 04/15/2027(b)	4,149,000	4,070,610
4.60%, 04/15/2027	3,314,000	3,330,759
3.70%, 05/15/2027(b)	3,990,000	3,931,381
2.95%, 10/15/2027	6,293,000	6,071,565
		136,626,894
Health Care REITs-0.36%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	3,298,000	3,225,376
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	4,640,000	4,615,541
Welltower OP LLC, 2.70%, 02/15/2027	3,307,000	3,202,329
		11,043,246
Hotels, Restaurants & Leisure-1.52%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	3,324,000	3,266,396
Expedia Group, Inc., 4.63%, 08/01/2027(b)	5,003,000	5,003,940
Hyatt Hotels Corp., 5.75%, 01/30/2027(b)	3,982,000	4,054,821
Las Vegas Sands Corp., 5.90%, 06/01/2027	5,000,000	5,099,602
Marriott International, Inc., 5.00%, 10/15/2027(b)	6,625,000	6,701,396
McDonald’s Corp.
3.50%, 03/01/2027	5,633,000	5,537,376
3.50%, 07/01/2027(b)	6,624,000	6,496,097
Starbucks Corp.
4.85%, 02/08/2027(b)	6,627,000	6,684,010
2.00%, 03/12/2027	3,339,000	3,185,861
		46,029,499
Household Durables-0.36%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	3,323,000	3,070,106
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	3,310,000	3,168,474
Lennar Corp., 4.75%, 11/29/2027	4,636,000	4,652,963
		10,891,543
Household Products-0.70%
Colgate-Palmolive Co., 3.10%, 08/15/2027	3,327,000	3,246,339
Kimberly-Clark Corp., 1.05%, 09/15/2027	3,971,000	3,661,472
Procter & Gamble Co. (The)
1.90%, 02/01/2027	6,632,000	6,366,958
2.80%, 03/25/2027	3,324,000	3,237,163
2.85%, 08/11/2027	4,982,000	4,831,395
		21,343,327
Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	4,641,000	4,519,172
Industrial Conglomerates-0.64%
3M Co., 2.88%, 10/15/2027(b)	5,632,000	5,426,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.
1.10%, 03/01/2027	$6,648,000	$6,230,712
4.65%, 07/30/2027	7,618,000	7,668,616
		19,326,240
Insurance-1.76%
American National Group, Inc., 5.00%, 06/15/2027	3,308,000	3,308,830
Aon Corp., 8.21%, 01/01/2027(b)	3,280,000	3,467,474
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	3,969,000	3,831,803
Aon North America, Inc., 5.13%, 03/01/2027	3,981,000	4,025,623
Arthur J. Gallagher & Co., 4.60%, 12/15/2027(b)	5,000,000	5,007,942
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(b)	4,993,000	4,819,240
Brighthouse Financial, Inc., 3.70%, 06/22/2027	5,033,000	4,922,718
CNA Financial Corp., 3.45%, 08/15/2027	3,317,000	3,234,376
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	3,294,000	3,158,782
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	6,290,000	6,300,352
Progressive Corp. (The)
2.45%, 01/15/2027	3,310,000	3,202,701
2.50%, 03/15/2027	3,320,000	3,208,221
Willis North America, Inc., 4.65%, 06/15/2027	4,977,000	4,983,747
		53,471,809
Interactive Media & Services-0.77%
Alphabet, Inc., 0.80%, 08/15/2027(b)	6,652,000	6,142,633
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	17,614,000	17,331,143
		23,473,776
IT Services-0.66%
International Business Machines Corp.
3.30%, 01/27/2027(b)	3,333,000	3,269,651
2.20%, 02/09/2027	4,314,000	4,140,929
1.70%, 05/15/2027(b)	8,280,000	7,804,140
4.15%, 07/27/2027	4,977,000	4,952,596
		20,167,316
Leisure Products-0.11%
Hasbro, Inc., 3.50%, 09/15/2027(b)	3,308,000	3,212,573
Life Sciences Tools & Services-0.38%
Agilent Technologies, Inc., 4.20%, 09/09/2027(b)	4,000,000	3,980,640
Illumina, Inc., 5.75%, 12/13/2027	3,304,000	3,385,430
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	3,991,000	4,035,636
		11,401,706
	Principal Amount	Value
Machinery-3.18%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	$3,310,000	$3,159,782
4.50%, 01/08/2027(b)	3,315,000	3,330,970
5.00%, 05/14/2027	5,638,000	5,723,940
3.60%, 08/12/2027	4,637,000	4,567,851
1.10%, 09/14/2027(b)	4,987,000	4,622,484
4.40%, 10/15/2027(b)	4,310,000	4,318,940
4.60%, 11/15/2027(b)	6,291,000	6,339,848
CNH Industrial Capital LLC, 4.50%, 10/08/2027	3,300,000	3,286,876
CNH Industrial N.V., 3.85%, 11/15/2027	3,326,000	3,259,956
Ingersoll Rand, Inc., 5.20%, 06/15/2027	4,680,000	4,746,521
John Deere Capital Corp.
4.50%, 01/08/2027(b)	4,967,000	4,993,712
1.70%, 01/11/2027	3,313,000	3,164,515
4.85%, 03/05/2027	3,643,000	3,687,098
2.35%, 03/08/2027(b)	3,333,000	3,212,549
1.75%, 03/09/2027(b)	3,337,000	3,176,960
4.90%, 06/11/2027	4,645,000	4,706,848
4.20%, 07/15/2027	5,310,000	5,300,850
2.80%, 09/08/2027	3,289,000	3,174,776
4.15%, 09/15/2027	5,970,000	5,945,839
Otis Worldwide Corp., 2.29%, 04/05/2027	3,306,000	3,160,063
Parker-Hannifin Corp.
3.25%, 03/01/2027	4,640,000	4,544,147
4.25%, 09/15/2027	7,985,000	7,953,527
		96,378,052
Media-1.03%
Comcast Corp.
2.35%, 01/15/2027(b)	9,313,000	8,980,724
3.30%, 02/01/2027	8,310,400	8,160,195
3.30%, 04/01/2027	5,304,000	5,188,571
5.35%, 11/15/2027(b)	4,960,000	5,080,287
Paramount Global, 2.90%, 01/15/2027	3,856,000	3,720,946
		31,130,723
Metals & Mining-0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	7,970,000	8,337,329
Nucor Corp., 4.30%, 05/23/2027(b)	3,325,000	3,318,155
		11,655,484
Multi-Utilities-1.00%
Ameren Corp., 1.95%, 03/15/2027(b)	3,303,000	3,141,042
DTE Energy Co., 4.95%, 07/01/2027	7,990,000	8,055,351
NiSource, Inc., 3.49%, 05/15/2027	6,617,000	6,478,739
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027(b)	4,624,000	4,774,120
Sempra, 3.25%, 06/15/2027	5,005,000	4,852,827
WEC Energy Group, Inc., 1.38%, 10/15/2027	3,292,000	3,036,846
		30,338,925
Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	4,976,000	5,208,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.13%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	$3,304,000	$ 3,282,217
BP Capital Markets America, Inc.
3.54%, 04/06/2027	3,309,000	3,251,963
5.02%, 11/17/2027(b)	7,659,000	7,779,128
BP Capital Markets PLC, 3.28%, 09/19/2027	9,973,000	9,699,487
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027(b)	8,354,000	8,219,243
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	7,995,000	8,065,669
Chevron Corp., 2.00%, 05/11/2027(b)	6,663,000	6,356,134
Chevron USA, Inc., 1.02%, 08/12/2027(b)	5,023,000	4,654,839
Coterra Energy, Inc., 3.90%, 05/15/2027	4,540,000	4,463,880
DCP Midstream Operating L.P., 5.63%, 07/15/2027	3,319,000	3,386,113
Diamondback Energy, Inc., 5.20%, 04/18/2027	5,670,000	5,742,114
Enbridge, Inc. (Canada)
5.25%, 04/05/2027	4,967,000	5,032,551
3.70%, 07/15/2027(b)	4,649,000	4,559,039
Energy Transfer L.P.
4.40%, 03/15/2027	4,629,000	4,610,101
4.20%, 04/15/2027	3,969,000	3,935,216
4.00%, 10/01/2027	4,960,000	4,876,897
Enterprise Products Operating LLC
4.60%, 01/11/2027(b)	6,664,000	6,692,951
3.95%, 02/15/2027(b)	3,789,000	3,763,639
EQT Corp., 3.90%, 10/01/2027	7,769,000	7,638,465
Equinor ASA (Norway), 3.00%, 04/06/2027	3,354,000	3,275,623
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	6,610,000	6,504,817
Hess Corp., 4.30%, 04/01/2027	6,665,000	6,621,904
MPLX L.P., 4.13%, 03/01/2027	8,320,000	8,241,615
Occidental Petroleum Corp.
8.50%, 07/15/2027	3,236,000	3,450,563
5.00%, 08/01/2027	3,974,000	3,991,577
ONEOK, Inc.
4.00%, 07/13/2027	3,291,000	3,253,670
4.25%, 09/24/2027(b)	8,335,000	8,256,435
Phillips 66 Co., 4.95%, 12/01/2027	4,962,000	5,015,732
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	9,999,000	10,051,923
Targa Resources Corp., 5.20%, 07/01/2027	4,972,000	5,026,125
TC PipeLines L.P., 3.90%, 05/25/2027	3,296,000	3,243,780
Valero Energy Corp., 2.15%, 09/15/2027	3,732,000	3,518,210
Williams Cos., Inc. (The), 3.75%, 06/15/2027	9,621,000	9,438,791
		185,900,411
Passenger Airlines-0.38%
Southwest Airlines Co., 5.13%, 06/15/2027	11,451,000	11,561,692
	Principal Amount	Value
Personal Care Products-0.48%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	$3,308,000	$ 3,232,701
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027	6,610,000	6,428,375
4.25%, 08/12/2027(b)	4,955,000	4,957,643
		14,618,719
Pharmaceuticals-3.68%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027	8,318,000	8,404,686
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	4,955,000	4,836,775
Bristol-Myers Squibb Co.
4.90%, 02/22/2027(b)	6,631,000	6,708,219
3.25%, 02/27/2027	3,405,000	3,344,641
1.13%, 11/13/2027(b)	6,618,000	6,100,351
Eli Lilly and Co.
4.50%, 02/09/2027(b)	6,662,000	6,706,284
3.10%, 05/15/2027	2,652,000	2,591,614
4.15%, 08/14/2027	4,959,000	4,957,281
Haleon US Capital LLC, 3.38%, 03/24/2027	13,120,000	12,835,390
Johnson & Johnson
2.95%, 03/03/2027(b)	6,625,000	6,475,979
0.95%, 09/01/2027(b)	9,941,000	9,200,681
Merck & Co., Inc., 1.70%, 06/10/2027(b)	9,944,000	9,413,064
Novartis Capital Corp.
2.00%, 02/14/2027(b)	8,318,000	7,988,201
3.10%, 05/17/2027(b)	6,607,000	6,460,179
Royalty Pharma PLC, 1.75%, 09/02/2027	6,626,000	6,173,879
Viatris, Inc., 2.30%, 06/22/2027	4,962,000	4,680,317
Zoetis, Inc., 3.00%, 09/12/2027(b)	4,970,000	4,800,145
		111,677,686
Professional Services-0.17%
Equifax, Inc., 5.10%, 12/15/2027	4,972,000	5,035,417
Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	3,982,000	3,904,688
Retail REITs-0.80%
Realty Income Corp.
3.00%, 01/15/2027	3,994,000	3,887,545
3.95%, 08/15/2027(b)	3,938,000	3,890,262
Regency Centers L.P., 3.60%, 02/01/2027	3,474,000	3,416,746
Simon Property Group L.P.
1.38%, 01/15/2027(b)	3,662,000	3,464,357
3.38%, 06/15/2027	4,968,000	4,863,931
3.38%, 12/01/2027	4,967,000	4,839,207
		24,362,048
Semiconductors & Semiconductor Equipment-2.74%
Applied Materials, Inc., 3.30%, 04/01/2027	7,976,000	7,820,016
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	19,478,000	19,274,292
Broadcom, Inc., 5.05%, 07/12/2027(b)	8,296,000	8,398,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
3.75%, 03/25/2027	$6,638,000	$6,514,137
3.15%, 05/11/2027(b)	6,623,000	6,412,502
3.75%, 08/05/2027(b)	8,288,000	8,121,726
Micron Technology, Inc., 4.19%, 02/15/2027(b)	5,997,000	5,957,124
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	13,256,000	12,983,932
Texas Instruments, Inc.
4.60%, 02/08/2027	4,312,000	4,345,866
2.90%, 11/03/2027(b)	3,311,000	3,201,542
		83,029,452
Software-3.51%
Accenture Capital, Inc., 3.90%, 10/04/2027(b)	7,280,000	7,213,937
Adobe, Inc.
2.15%, 02/01/2027(b)	5,682,000	5,468,135
4.85%, 04/04/2027	3,319,000	3,359,488
Autodesk, Inc., 3.50%, 06/15/2027	3,308,000	3,232,952
Cadence Design Systems, Inc., 4.20%, 09/10/2027	3,310,000	3,287,720
Intuit, Inc., 1.35%, 07/15/2027(b)	3,326,000	3,110,410
Microsoft Corp., 3.30%, 02/06/2027	26,652,000	26,264,753
Oracle Corp.
2.80%, 04/01/2027	15,003,000	14,488,018
3.25%, 11/15/2027	18,336,000	17,744,367
Roper Technologies, Inc., 1.40%, 09/15/2027(b)	4,675,000	4,320,845
VMware LLC
4.65%, 05/15/2027	3,313,000	3,321,011
3.90%, 08/21/2027(b)	8,287,000	8,138,320
Workday, Inc., 3.50%, 04/01/2027	6,596,000	6,463,194
		106,413,150
Specialized REITs-1.04%
American Tower Corp.
2.75%, 01/15/2027(b)	4,968,000	4,807,617
3.65%, 03/15/2027	4,308,000	4,228,238
3.55%, 07/15/2027	4,970,000	4,852,542
Crown Castle, Inc.
4.00%, 03/01/2027(b)	3,300,000	3,264,412
2.90%, 03/15/2027	4,944,000	4,779,939
3.65%, 09/01/2027	6,630,000	6,461,017
Public Storage Operating Co., 3.09%, 09/15/2027(b)	3,321,000	3,217,721
		31,611,486
Specialty Retail-1.52%
AutoZone, Inc., 3.75%, 06/01/2027(b)	3,968,000	3,905,254
Home Depot, Inc. (The)
2.50%, 04/15/2027	5,022,000	4,844,713
2.88%, 04/15/2027	4,960,000	4,827,240
4.88%, 06/25/2027	6,629,000	6,714,653
2.80%, 09/14/2027(b)	6,627,000	6,399,452
Lowe’s Cos., Inc.
3.35%, 04/01/2027	4,999,000	4,892,703
3.10%, 05/03/2027	9,998,000	9,722,826
O’Reilly Automotive, Inc., 3.60%, 09/01/2027(b)	4,996,000	4,886,256
		46,193,097
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.37%
Apple, Inc.
3.35%, 02/09/2027(b)	$14,909,000	$14,709,368
3.20%, 05/11/2027	13,301,000	13,046,147
3.00%, 06/20/2027(b)	6,634,000	6,469,225
2.90%, 09/12/2027(b)	13,255,000	12,851,802
3.00%, 11/13/2027(b)	10,027,000	9,748,039
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027(b)	8,320,000	8,283,907
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	3,325,000	3,341,661
NetApp, Inc., 2.38%, 06/22/2027	3,638,000	3,469,256
		71,919,405
Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.75%, 03/27/2027	6,657,000	6,462,937
Tobacco-0.96%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027	5,963,000	5,974,277
Philip Morris International, Inc.
4.75%, 02/12/2027(b)	4,977,000	5,010,348
3.13%, 08/17/2027(b)	3,292,000	3,200,198
4.38%, 11/01/2027	4,965,000	4,951,857
5.13%, 11/17/2027	9,941,000	10,103,366
		29,240,046
Trading Companies & Distributors-0.53%
Air Lease Corp.
2.20%, 01/15/2027(b)	5,001,000	4,786,959
3.63%, 04/01/2027	3,286,000	3,207,857
3.63%, 12/01/2027	3,305,000	3,226,406
5.85%, 12/15/2027(b)	4,632,000	4,779,484
		16,000,706
Water Utilities-0.24%
American Water Capital Corp., 2.95%, 09/01/2027(b)	3,996,000	3,853,372
Essential Utilities, Inc., 4.80%, 08/15/2027	3,320,000	3,340,133
		7,193,505
Wireless Telecommunication Services-0.27%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027	8,575,000	8,326,256
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,000,650,568)		3,003,956,592
	Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $651,527)	651,527	651,527
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $3,001,302,095)		3,004,608,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.91%
Invesco Private Government Fund, 4.34%(c)(d)(e)	108,858,067	$ 108,858,067
Invesco Private Prime Fund, 4.47%(c)(d)(e)	282,793,219	282,878,057
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $391,736,124)		391,736,124
TOTAL INVESTMENTS IN SECURITIES-111.91% (Cost $3,393,038,219)		3,396,344,243
OTHER ASSETS LESS LIABILITIES-(11.91)%		(361,322,940)
NET ASSETS-100.00%		$3,035,021,303

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$772,736	$61,712,316	$(61,833,525)	$-	$-	$651,527	$140,710
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	113,845,544	213,296,554	(218,284,031)	-	-	108,858,067	2,363,349*
Invesco Private Prime Fund	303,382,614	525,431,193	(545,903,932)	(22,714)	(9,104)	282,878,057	6,288,045*
Total	$418,000,894	$800,440,063	$(826,021,488)	$(22,714)	$(9,104)	$392,387,651	$8,792,104

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.69%
Aerospace & Defense-2.72%
Boeing Co. (The), 3.25%, 02/01/2028	$7,777,500	$ 7,434,001
General Dynamics Corp., 3.75%, 05/15/2028	7,071,000	6,939,034
HEICO Corp., 5.25%, 08/01/2028	4,242,000	4,325,699
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	4,242,000	3,852,402
L3Harris Technologies, Inc., 4.40%, 06/15/2028(b)	6,010,000	5,961,170
Lockheed Martin Corp., 4.45%, 05/15/2028	3,535,000	3,550,351
Northrop Grumman Corp., 3.25%, 01/15/2028	14,142,000	13,666,076
RTX Corp., 4.13%, 11/16/2028	21,212,000	20,914,168
		66,642,901
Air Freight & Logistics-0.17%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	4,242,000	4,179,303
Automobile Components-0.20%
American Honda Finance Corp., 2.00%, 03/24/2028	5,303,000	4,924,436
Automobiles-3.61%
American Honda Finance Corp.
4.70%, 01/12/2028	3,535,000	3,563,364
3.50%, 02/15/2028	3,535,000	3,439,758
5.13%, 07/07/2028	5,657,000	5,762,069
5.65%, 11/15/2028	5,657,000	5,852,196
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	5,308,000	4,945,305
6.80%, 05/12/2028	10,568,000	10,917,540
6.80%, 11/07/2028	10,565,000	10,971,686
General Motors Co., 5.00%, 10/01/2028	5,303,000	5,325,871
General Motors Financial Co., Inc., 5.80%, 06/23/2028	9,546,000	9,803,748
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	3,535,000	3,621,886
3.67%, 07/20/2028(b)	3,535,000	3,486,283
Toyota Motor Credit Corp.
3.05%, 01/11/2028	3,535,000	3,418,629
4.63%, 01/12/2028(b)	7,071,000	7,131,816
1.90%, 04/06/2028(b)	5,303,000	4,935,219
5.25%, 09/11/2028(b)	5,303,000	5,445,199
		88,620,569
Banks-13.22%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	8,781,000	8,680,308
5.59%, 08/08/2028(b)	10,580,000	10,887,339
6.61%, 11/07/2028(b)	8,800,000	9,354,288
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	8,485,000	8,636,566
5.72%, 09/25/2028(b)	7,071,000	7,324,417
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	5,303,000	5,420,874
Barclays PLC (United Kingdom), 4.84%, 05/09/2028(b)	14,105,000	14,053,210
	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028	$7,071,000	$7,164,210
5.99%, 10/03/2028(b)	4,950,000	5,175,136
Citibank N.A., 5.80%, 09/29/2028(b)	17,569,000	18,301,577
Citigroup, Inc., 4.13%, 07/25/2028	14,849,000	14,605,510
Cooperatieve Rabobank U.A. (Netherlands), 4.88%, 01/21/2028	4,837,000	4,913,517
Discover Bank, 4.65%, 09/13/2028	6,302,000	6,272,606
Fifth Third Bancorp, 3.95%, 03/14/2028	4,596,000	4,510,311
KeyCorp, 4.10%, 04/30/2028(b)	5,303,000	5,204,366
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028(b)	10,574,000	10,459,978
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(b)	8,458,000	8,491,423
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	9,192,000	9,069,896
4.05%, 09/11/2028(b)	7,071,000	6,977,639
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	9,140,000	9,006,768
National Bank of Canada (Canada), 5.60%, 12/18/2028	7,055,000	7,286,649
PNC Bank N.A.
3.25%, 01/22/2028	4,917,000	4,759,003
4.05%, 07/26/2028	8,800,000	8,626,919
Regions Financial Corp., 1.80%, 08/12/2028	4,596,000	4,178,192
Royal Bank of Canada (Canada)
4.90%, 01/12/2028	5,303,000	5,362,756
5.20%, 08/01/2028(b)	7,080,000	7,234,272
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	13,395,000	13,749,594
3.54%, 01/17/2028(b)	5,298,000	5,168,513
5.80%, 07/13/2028(b)	5,245,000	5,450,040
3.94%, 07/19/2028(b)	5,263,000	5,175,106
5.72%, 09/14/2028(b)	7,680,000	7,953,595
1.90%, 09/17/2028(b)	14,130,000	12,892,516
Synovus Bank, 5.63%, 02/15/2028(b)	3,525,000	3,562,463
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	8,839,000	8,988,389
4.86%, 01/31/2028	4,450,000	4,487,926
5.52%, 07/17/2028(b)	8,838,000	9,086,562
U.S. Bancorp, 3.90%, 04/26/2028(b)	6,010,000	5,904,959
UBS AG (Switzerland)
7.50%, 02/15/2028	17,629,000	19,055,788
5.65%, 09/11/2028(b)	10,578,000	10,952,246
		324,385,427
Beverages-1.74%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	11,538,557	11,441,687
Coca-Cola Co. (The)
1.50%, 03/05/2028	5,303,000	4,905,814
1.00%, 03/15/2028(b)	9,192,000	8,367,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	$4,950,000	$ 4,811,081
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	3,450,000	3,400,654
PepsiCo, Inc.
3.60%, 02/18/2028(b)	5,303,000	5,218,158
4.45%, 05/15/2028(b)	4,596,000	4,630,175
		42,774,992
Biotechnology-1.42%
Amgen, Inc.
5.15%, 03/02/2028	26,515,000	26,958,504
1.65%, 08/15/2028(b)	8,726,000	7,949,664
		34,908,168
Broadline Retail-0.60%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	15,909,000	14,707,084
Building Products-0.31%
Lennox International, Inc., 5.50%, 09/15/2028	3,535,000	3,630,932
Masco Corp., 1.50%, 02/15/2028	4,242,000	3,881,871
		7,512,803
Capital Markets-4.75%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	4,242,000	4,406,369
Ares Capital Corp., 2.88%, 06/15/2028(b)	8,838,000	8,259,536
Ares Management Corp., 6.38%, 11/10/2028	3,491,000	3,676,345
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	5,303,041	5,173,921
3.85%, 04/28/2028(b)	6,376,000	6,304,537
1.65%, 07/14/2028	3,535,000	3,249,771
3.00%, 10/30/2028	3,536,000	3,350,584
Blackstone Secured Lending Fund
5.35%, 04/13/2028(b)	4,950,000	4,960,818
2.85%, 09/30/2028(b)	4,525,666	4,164,011
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	4,476,000	4,790,038
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	7,424,000	7,296,815
Charles Schwab Corp. (The)
3.20%, 01/25/2028	4,950,000	4,787,373
2.00%, 03/20/2028(b)	8,826,000	8,219,879
CME Group, Inc., 3.75%, 06/15/2028(b)	3,536,000	3,481,102
FS KKR Capital Corp., 3.13%, 10/12/2028	5,303,000	4,867,302
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	7,071,000	7,293,261
Nasdaq, Inc., 5.35%, 06/28/2028	6,508,000	6,668,514
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	3,854,000	3,968,984
6.07%, 07/12/2028	6,350,000	6,605,333
2.17%, 07/14/2028(b)	7,028,000	6,465,855
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 3.65%, 08/03/2028	$3,535,000	$ 3,454,860
S&P Global, Inc., 4.75%, 08/01/2028(b)	4,948,000	4,997,742
		116,442,950
Chemicals-0.89%
Celanese US Holdings LLC, 6.60%, 11/15/2028(b)	7,071,000	7,341,972
Ecolab, Inc., 5.25%, 01/15/2028(b)	3,536,000	3,638,783
Nutrien Ltd. (Canada), 4.90%, 03/27/2028	5,303,000	5,354,594
PPG Industries, Inc., 3.75%, 03/15/2028	5,657,000	5,554,691
		21,890,040
Commercial Services & Supplies-0.99%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	3,536,000	3,339,635
Republic Services, Inc., 3.95%, 05/15/2028	5,657,018	5,573,906
Veralto Corp., 5.35%, 09/18/2028(b)	4,942,000	5,065,015
Waste Management, Inc.
1.15%, 03/15/2028(b)	3,535,000	3,218,997
4.50%, 03/15/2028	7,071,000	7,101,167
		24,298,720
Communications Equipment-0.20%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	4,950,000	4,952,047
Consumer Finance-1.42%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	5,303,000	4,819,972
Capital One Financial Corp., 3.80%, 01/31/2028(b)	9,899,000	9,681,404
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	7,071,000	7,288,786
2.40%, 04/10/2028	7,071,000	6,566,762
2.40%, 10/15/2028	7,071,000	6,475,123
		34,832,047
Consumer Staples Distribution & Retail-1.61%
Dollar General Corp.
4.13%, 05/01/2028	3,535,000	3,480,725
5.20%, 07/05/2028(b)	3,535,000	3,590,330
Dollar Tree, Inc., 4.20%, 05/15/2028	8,848,000	8,705,637
Walmart, Inc.
3.90%, 04/15/2028	5,303,000	5,272,110
3.70%, 06/26/2028	10,460,000	10,331,511
1.50%, 09/22/2028(b)	8,838,000	8,070,496
		39,450,809
Containers & Packaging-0.17%
WRKCo, Inc., 4.00%, 03/15/2028(b)	4,144,000	4,066,882
Distributors-0.24%
LKQ Corp., 5.75%, 06/15/2028(b)	5,642,000	5,802,540
Diversified REITs-0.96%
CubeSmart L.P., 2.25%, 12/15/2028	3,889,000	3,559,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Diversified REITs-(continued)
Digital Realty Trust L.P.
5.55%, 01/15/2028	$6,364,000	$6,512,701
4.45%, 07/15/2028	4,594,000	4,563,046
VICI Properties L.P., 4.75%, 02/15/2028(b)	8,838,000	8,852,556
		23,487,859
Diversified Telecommunication Services-1.73%
AT&T, Inc., 1.65%, 02/01/2028	15,909,000	14,670,565
T-Mobile USA, Inc.
4.95%, 03/15/2028	7,071,000	7,134,123
4.80%, 07/15/2028(b)	6,364,000	6,403,145
Verizon Communications, Inc., 2.10%, 03/22/2028	15,184,000	14,139,816
		42,347,649
Electric Utilities-5.61%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	4,241,000	4,084,199
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	3,522,000	3,600,765
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	3,889,000	3,798,578
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	5,303,000	5,441,966
Duke Energy Corp., 4.30%, 03/15/2028	6,375,000	6,328,526
Duke Energy Florida LLC, 3.80%, 07/15/2028	4,242,000	4,167,137
Duke Energy Progress LLC, 3.70%, 09/01/2028	3,535,000	3,449,311
Edison International
4.13%, 03/15/2028(b)	3,889,000	3,706,288
5.25%, 11/15/2028	4,242,000	4,140,453
Entergy Corp., 1.90%, 06/15/2028(b)	4,596,000	4,218,737
Eversource Energy, 5.45%, 03/01/2028(b)	9,192,000	9,382,648
Exelon Corp., 5.15%, 03/15/2028(b)	7,071,000	7,171,835
Florida Power & Light Co., 5.05%, 04/01/2028	7,071,000	7,205,979
Georgia Power Co., 4.65%, 05/16/2028	5,303,000	5,329,643
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	4,947,000	4,806,776
4.80%, 03/15/2028(b)	4,242,000	4,278,819
NextEra Energy Capital Holdings, Inc., 4.90%, 02/28/2028	8,838,000	8,922,814
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028(b)	4,242,000	4,222,222
Pacific Gas and Electric Co.
3.00%, 06/15/2028	5,657,000	5,315,067
3.75%, 07/01/2028	6,106,000	5,870,414
San Diego Gas & Electric Co., 4.95%, 08/15/2028	4,242,000	4,293,250
Southern California Edison Co.
5.30%, 03/01/2028	5,303,000	5,353,001
5.65%, 10/01/2028	3,912,000	3,994,374
Southern Co. (The), 4.85%, 06/15/2028(b)	5,303,000	5,358,538
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	4,066,000	3,997,334
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028(b)	$4,945,000	$ 4,850,299
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	4,455,000	4,360,808
		137,649,781
Electrical Equipment-0.63%
Emerson Electric Co., 2.00%, 12/21/2028	7,071,000	6,479,212
Regal Rexnord Corp., 6.05%, 04/15/2028	8,820,000	9,022,319
		15,501,531
Electronic Equipment, Instruments & Components-1.11%
Arrow Electronics, Inc., 3.88%, 01/12/2028	3,535,000	3,444,422
Avnet, Inc., 6.25%, 03/15/2028(b)	3,565,000	3,696,950
Jabil, Inc., 3.95%, 01/12/2028(b)	3,536,000	3,461,027
TD SYNNEX Corp., 2.38%, 08/09/2028(b)	4,242,000	3,919,353
Teledyne Technologies, Inc., 2.25%, 04/01/2028	4,950,000	4,619,788
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	3,889,000	3,796,818
Trimble, Inc., 4.90%, 06/15/2028(b)	4,242,000	4,264,555
		27,202,913
Energy Equipment & Services-0.28%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	3,411,000	3,305,783
Schlumberger Investment S.A., 4.50%, 05/15/2028(b)	3,543,000	3,553,727
		6,859,510
Entertainment-1.08%
Netflix, Inc., 5.88%, 11/15/2028(b)	13,434,000	14,071,159
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028(b)	5,657,000	5,709,223
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	7,079,000	6,692,135
		26,472,517
Financial Services-3.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	3,876,000	3,796,463
4.88%, 04/01/2028	5,290,000	5,313,353
5.75%, 06/06/2028(b)	7,050,000	7,251,304
3.00%, 10/29/2028	26,442,000	24,843,994
Blackstone Private Credit Fund, 7.30%, 11/27/2028	4,460,000	4,762,455
Block Financial LLC, 2.50%, 07/15/2028(b)	3,535,000	3,273,175
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	5,303,000	4,865,806
Fiserv, Inc.
5.45%, 03/02/2028(b)	6,364,000	6,517,981
5.38%, 08/21/2028	4,950,000	5,063,900
LPL Holdings, Inc., 6.75%, 11/17/2028(b)	5,303,000	5,611,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Mastercard, Inc.
4.10%, 01/15/2028(b)	$5,303,000	$5,290,520
3.50%, 02/26/2028(b)	3,535,000	3,473,149
4.88%, 03/09/2028(b)	5,303,000	5,397,434
MGIC Investment Corp., 5.25%, 08/15/2028	4,596,000	4,550,823
		90,011,611
Food Products-1.82%
General Mills, Inc.
4.20%, 04/17/2028	9,899,000	9,803,968
5.50%, 10/17/2028	3,536,000	3,646,435
Hormel Foods Corp., 1.70%, 06/03/2028(b)	5,303,000	4,869,208
J.M. Smucker Co. (The), 5.90%, 11/15/2028(b)	5,303,000	5,554,082
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.13%, 02/01/2028(b)	6,333,000	6,400,833
Kellanova, 4.30%, 05/15/2028	4,233,000	4,213,633
Mondelez International, Inc., 4.13%, 05/07/2028	3,263,000	3,230,075
The Campbell’s Company, 4.15%, 03/15/2028(b)	7,079,552	6,998,658
		44,716,892
Gas Utilities-0.26%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	6,364,000	6,481,412
Ground Transportation-1.01%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	3,535,000	3,477,530
CSX Corp., 3.80%, 03/01/2028	5,678,000	5,580,304
Ryder System, Inc.
5.65%, 03/01/2028(b)	3,535,000	3,639,434
5.25%, 06/01/2028	4,596,000	4,681,828
Union Pacific Corp., 3.95%, 09/10/2028	7,458,300	7,359,187
		24,738,283
Health Care Equipment & Supplies-1.69%
Abbott Laboratories, 1.15%, 01/30/2028(b)	4,622,000	4,258,029
Baxter International, Inc., 2.27%, 12/01/2028(b)	8,831,000	8,107,815
Becton, Dickinson and Co., 4.69%, 02/13/2028	5,657,000	5,680,217
Edwards Lifesciences Corp., 4.30%, 06/15/2028	4,242,000	4,203,249
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	7,061,000	7,042,753
Stryker Corp.
3.65%, 03/07/2028	4,242,000	4,141,336
4.85%, 12/08/2028(b)	4,242,000	4,299,933
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	3,535,000	3,612,451
		41,345,783
Health Care Providers & Services-5.12%
Centene Corp., 2.45%, 07/15/2028	16,263,000	14,828,177
Cigna Group (The), 4.38%, 10/15/2028	26,850,177	26,647,216
	Principal Amount	Value
Health Care Providers & Services-(continued)
CVS Health Corp., 4.30%, 03/25/2028	$35,354,000	$ 34,823,482
Elevance Health, Inc., 4.10%, 03/01/2028(b)	8,837,990	8,727,958
HCA, Inc.
5.20%, 06/01/2028(b)	7,071,000	7,158,636
5.63%, 09/01/2028(b)	10,606,000	10,841,993
Humana, Inc.
5.75%, 03/01/2028	3,489,000	3,585,396
5.75%, 12/01/2028(b)	3,535,000	3,645,208
UnitedHealth Group, Inc.
5.25%, 02/15/2028	7,071,000	7,238,357
3.85%, 06/15/2028(b)	8,131,000	7,986,058
		125,482,481
Health Care REITs-0.69%
Healthpeak OP LLC, 2.13%, 12/01/2028	3,535,000	3,231,871
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	3,889,000	3,881,676
Ventas Realty L.P., 4.00%, 03/01/2028	4,596,000	4,517,552
Welltower OP LLC, 4.25%, 04/15/2028	5,303,000	5,251,111
		16,882,210
Hotels, Restaurants & Leisure-1.48%
Booking Holdings, Inc., 3.55%, 03/15/2028(b)	3,535,000	3,449,124
Expedia Group, Inc., 3.80%, 02/15/2028	7,070,750	6,893,052
Marriott International, Inc., 5.55%, 10/15/2028(b)	4,950,000	5,095,502
McDonald’s Corp.
3.80%, 04/01/2028	7,424,514	7,291,408
4.80%, 08/14/2028(b)	4,242,000	4,291,085
Starbucks Corp.
3.50%, 03/01/2028	4,242,000	4,143,088
4.00%, 11/15/2028(b)	5,298,000	5,212,901
		36,376,160
Household Durables-0.18%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	4,266,000	4,428,609
Household Products-0.46%
Clorox Co. (The), 3.90%, 05/15/2028(b)	3,535,000	3,473,916
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	3,535,000	3,591,943
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	4,250,000	4,233,513
		11,299,372
Independent Power and Renewable Electricity Producers-0.63%
AES Corp. (The), 5.45%, 06/01/2028	6,369,000	6,481,784
DTE Electric Co., Series A, 1.90%, 04/01/2028	4,066,000	3,770,899
Florida Power & Light Co., 4.40%, 05/15/2028	5,327,000	5,330,179
		15,582,862
Industrial Conglomerates-0.46%
3M Co., 3.63%, 09/14/2028(b)	4,242,000	4,146,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Eaton Corp., 4.35%, 05/18/2028	$3,535,000	$ 3,530,065
Honeywell International, Inc., 4.95%, 02/15/2028(b)	3,535,000	3,598,575
		11,275,327
Industrial REITs-0.22%
Prologis L.P., 4.88%, 06/15/2028	5,303,000	5,373,396
Insurance-0.31%
Lincoln National Corp., 3.80%, 03/01/2028	3,535,000	3,452,620
Willis North America, Inc., 4.50%, 09/15/2028(b)	4,238,000	4,211,587
		7,664,207
Interactive Media & Services-0.44%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	10,606,000	10,723,862
IT Services-0.46%
DXC Technology Co., 2.38%, 09/15/2028(b)	4,596,000	4,220,970
International Business Machines Corp., 4.50%, 02/06/2028(b)	7,085,000	7,113,456
		11,334,426
Life Sciences Tools & Services-0.32%
Revvity, Inc., 1.90%, 09/15/2028	3,535,000	3,222,409
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	4,950,000	4,515,726
		7,738,135
Machinery-2.27%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	4,242,000	4,231,606
Ingersoll Rand, Inc., 5.40%, 08/14/2028	3,535,000	3,623,926
John Deere Capital Corp.
4.65%, 01/07/2028(b)	3,535,000	3,573,876
4.75%, 01/20/2028(b)	7,778,000	7,885,166
4.90%, 03/03/2028	4,596,000	4,680,829
1.50%, 03/06/2028	3,535,000	3,263,087
4.95%, 07/14/2028(b)	10,606,000	10,819,134
Otis Worldwide Corp., 5.25%, 08/16/2028	5,303,000	5,431,665
Wabtec Corp., 4.70%, 09/15/2028	8,838,000	8,811,389
Xylem, Inc., 1.95%, 01/30/2028(b)	3,535,000	3,303,496
		55,624,174
Marine Transportation-0.14%
Kirby Corp., 4.20%, 03/01/2028	3,535,000	3,478,800
Media-1.98%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	7,071,000	6,842,573
4.20%, 03/15/2028	8,838,000	8,645,845
Comcast Corp.
3.15%, 02/15/2028(b)	11,667,000	11,256,155
3.55%, 05/01/2028(b)	7,071,000	6,877,502
	Principal Amount	Value
Media-(continued)
Discovery Communications LLC, 3.95%, 03/20/2028	$12,020,000	$ 11,584,829
Paramount Global, 3.38%, 02/15/2028(b)	3,428,000	3,282,489
		48,489,393
Metals & Mining-0.40%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,438,000	3,373,958
4.38%, 08/01/2028(b)	3,063,000	3,017,450
Nucor Corp., 3.95%, 05/01/2028(b)	3,535,000	3,478,222
		9,869,630
Multi-Utilities-1.73%
DTE Energy Co., 4.88%, 06/01/2028	5,657,000	5,702,373
National Grid PLC (United Kingdom), 5.60%, 06/12/2028(b)	4,950,000	5,086,003
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	10,606,000	9,759,473
NiSource, Inc., 5.25%, 03/30/2028	7,424,000	7,538,701
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,201,000	4,372,293
Sempra, 3.40%, 02/01/2028(b)	7,070,609	6,823,221
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	3,535,000	3,242,200
		42,524,264
Oil, Gas & Consumable Fuels-5.42%
BP Capital Markets PLC, 3.72%, 11/28/2028(b)	5,657,000	5,506,020
Chevron USA, Inc., 3.85%, 01/15/2028	4,243,000	4,220,833
Continental Resources, Inc., 4.38%, 01/15/2028	7,082,000	6,977,041
Enbridge, Inc. (Canada), 6.00%, 11/15/2028	5,303,000	5,529,711
Energy Transfer L.P.
5.55%, 02/15/2028	7,071,000	7,239,893
4.95%, 05/15/2028	5,663,500	5,705,497
4.95%, 06/15/2028	7,071,028	7,123,355
6.10%, 12/01/2028	3,535,000	3,694,842
EQT Corp., 5.70%, 04/01/2028	3,535,000	3,630,760
Equinor ASA (Norway), 3.63%, 09/10/2028	7,071,000	6,907,663
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	8,838,750	8,770,007
MPLX L.P., 4.00%, 03/15/2028	8,838,000	8,669,920
Occidental Petroleum Corp., 6.38%, 09/01/2028	4,085,000	4,254,556
ONEOK, Inc.
4.55%, 07/15/2028	5,657,000	5,633,472
5.65%, 11/01/2028	5,303,000	5,464,217
Ovintiv, Inc., 5.65%, 05/15/2028(b)	4,950,000	5,076,876
Phillips 66, 3.90%, 03/15/2028	5,657,000	5,541,220
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028(b)	9,546,000	9,425,911
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	9,899,000	9,767,985
Valero Energy Corp., 4.35%, 06/01/2028(b)	4,176,000	4,137,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Partners L.P., 4.50%, 03/15/2028	$3,223,000	$ 3,215,656
Williams Cos., Inc. (The), 5.30%, 08/15/2028	6,364,000	6,492,611
		132,985,952
Passenger Airlines-0.12%
Delta Air Lines, Inc., 4.38%, 04/19/2028	2,934,000	2,887,034
Personal Care Products-1.06%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	4,950,000	4,935,705
Kenvue, Inc., 5.05%, 03/22/2028(b)	7,071,000	7,206,209
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028(b)	9,151,000	8,952,146
4.88%, 09/08/2028	4,931,000	5,023,702
		26,117,762
Pharmaceuticals-3.60%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028(b)	7,778,000	7,900,688
1.75%, 05/28/2028	8,838,000	8,148,620
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	10,253,000	10,150,431
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	12,373,786	12,215,398
Johnson & Johnson, 2.90%, 01/15/2028(b)	10,606,000	10,262,741
Merck & Co., Inc.
4.05%, 05/17/2028(b)	3,536,000	3,524,676
1.90%, 12/10/2028(b)	7,071,000	6,476,522
Pfizer, Inc., 3.60%, 09/15/2028(b)	7,070,441	6,922,530
Sanofi S.A., 3.63%, 06/19/2028	7,070,842	6,929,689
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	12,180,000	12,346,164
Zoetis, Inc., 3.90%, 08/20/2028(b)	3,535,000	3,466,139
		88,343,598
Professional Services-0.89%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	7,071,000	6,547,219
Concentrix Corp., 6.60%, 08/02/2028(b)	5,657,000	5,908,100
Equifax, Inc., 5.10%, 06/01/2028(b)	4,950,000	5,019,561
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,268,000	4,480,079
		21,954,959
Real Estate Management & Development-0.19%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028(b)	4,242,000	4,687,450
Residential REITs-0.44%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	3,535,000	3,491,785
ERP Operating L.P., 3.50%, 03/01/2028	3,535,000	3,437,696
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,242,000	3,896,484
		10,825,965
	Principal Amount	Value
Retail REITs-0.54%
Realty Income Corp.
3.40%, 01/15/2028	$4,227,000	$4,102,958
3.65%, 01/15/2028(b)	3,889,000	3,805,689
Simon Property Group L.P., 1.75%, 02/01/2028	5,657,000	5,256,023
		13,164,670
Semiconductors & Semiconductor Equipment-2.95%
Analog Devices, Inc., 1.70%, 10/01/2028	5,303,000	4,831,363
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	5,491,000	5,350,868
Broadcom, Inc.
4.15%, 02/15/2028	6,187,000	6,125,048
4.80%, 04/15/2028	7,778,000	7,831,732
Intel Corp.
4.88%, 02/10/2028(b)	12,374,000	12,438,884
1.60%, 08/12/2028	7,071,000	6,362,022
Marvell Technology, Inc., 2.45%, 04/15/2028	5,303,000	4,952,400
Microchip Technology, Inc., 4.90%, 03/15/2028	7,071,000	7,097,338
Micron Technology, Inc., 5.38%, 04/15/2028	4,242,000	4,319,749
NVIDIA Corp., 1.55%, 06/15/2028(b)	8,838,000	8,139,393
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	4,944,000	4,997,046
		72,445,843
Software-2.30%
Intuit, Inc., 5.13%, 09/15/2028(b)	5,303,000	5,441,554
Oracle Corp.
2.30%, 03/25/2028	14,142,000	13,254,531
4.50%, 05/06/2028(b)	5,303,000	5,304,817
4.80%, 08/03/2028	5,000,000	5,044,273
Roper Technologies, Inc., 4.20%, 09/15/2028	5,657,000	5,591,176
Salesforce, Inc.
3.70%, 04/11/2028	10,606,000	10,437,187
1.50%, 07/15/2028(b)	7,071,000	6,458,509
VMware LLC, 1.80%, 08/15/2028(b)	5,303,000	4,829,570
		56,361,617
Specialized REITs-2.61%
American Tower Corp.
3.60%, 01/15/2028	4,970,000	4,839,219
1.50%, 01/31/2028(b)	4,618,000	4,240,885
5.50%, 03/15/2028	4,950,000	5,069,874
5.25%, 07/15/2028	4,596,000	4,684,912
5.80%, 11/15/2028(b)	5,303,000	5,502,048
Crown Castle, Inc.
5.00%, 01/11/2028(b)	7,071,000	7,132,655
3.80%, 02/15/2028	7,071,000	6,896,968
4.80%, 09/01/2028	4,263,000	4,269,140
Equinix, Inc., 1.55%, 03/15/2028(b)	4,596,000	4,202,571
Extra Space Storage L.P., 5.70%, 04/01/2028	5,657,000	5,820,896
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	3,565,000	3,641,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Public Storage Operating Co.
1.85%, 05/01/2028(b)	$4,596,000	$4,257,416
1.95%, 11/09/2028(b)	3,889,000	3,562,528
		64,120,499
Specialty Retail-1.34%
AutoZone, Inc., 6.25%, 11/01/2028(b)	3,535,000	3,723,214
Home Depot, Inc. (The)
0.90%, 03/15/2028	3,535,000	3,207,499
1.50%, 09/15/2028(b)	7,071,000	6,429,457
Lowe’s Cos., Inc.
1.30%, 04/15/2028(b)	7,070,490	6,416,344
1.70%, 09/15/2028(b)	7,071,000	6,426,875
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	3,536,000	3,511,715
TJX Cos., Inc. (The), 1.15%, 05/15/2028	3,535,000	3,206,232
		32,921,336
Technology Hardware, Storage & Peripherals-2.42%
Apple, Inc.
1.20%, 02/08/2028(b)	17,677,000	16,263,116
4.00%, 05/10/2028(b)	10,606,000	10,587,454
1.40%, 08/05/2028(b)	16,263,000	14,814,603
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	7,080,000	7,224,405
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028	3,889,000	3,966,777
HP, Inc., 4.75%, 01/15/2028(b)	6,375,000	6,419,508
		59,275,863
Tobacco-1.69%
Altria Group, Inc., 6.20%, 11/01/2028(b)	3,535,000	3,719,699
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	12,373,500	11,535,346
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	7,071,000	7,027,623
Philip Morris International, Inc.
4.88%, 02/15/2028(b)	10,960,000	11,100,491
3.13%, 03/02/2028(b)	3,534,950	3,405,305
5.25%, 09/07/2028	4,596,000	4,706,206
		41,494,670
Trading Companies & Distributors-0.34%
Air Lease Corp.
5.30%, 02/01/2028(b)	4,950,000	5,036,595
2.10%, 09/01/2028(b)	3,535,750	3,237,153
		8,273,748
	Principal Amount	Value
Water Utilities-0.18%
American Water Capital Corp., 3.75%, 09/01/2028	$4,419,000	$ 4,299,656
Wireless Telecommunication Services-1.20%
Sprint Capital Corp., 6.88%, 11/15/2028	17,500,000	18,729,110
T-Mobile USA, Inc., 4.75%, 02/01/2028(b)	10,606,000	10,632,271
		29,361,381
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,408,157,249)		2,420,876,770
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $5,572,017)	5,572,017	5,572,017
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.92% (Cost $2,413,729,266)		2,426,448,787
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.57%
Invesco Private Government Fund, 4.34%(c)(d)(e)	112,958,355	112,958,355
Invesco Private Prime Fund, 4.47%(c)(d)(e)	293,476,225	293,564,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $406,522,623)		406,522,623
TOTAL INVESTMENTS IN SECURITIES-115.49% (Cost $2,820,251,889)		2,832,971,410
OTHER ASSETS LESS LIABILITIES-(15.49)%		(379,885,596)
NET ASSETS-100.00%		$2,453,085,814

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$74,172	$59,401,160	$(53,903,315)	$-	$-	$5,572,017	$119,264
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	115,834,395	232,101,378	(234,977,418)	-	-	112,958,355	2,596,636*
Invesco Private Prime Fund	301,952,584	491,874,466	(500,228,863)	(21,943)	(11,976)	293,564,268	6,948,041*
Total	$417,861,151	$783,377,004	$(789,109,596)	$(21,943)	$(11,976)	$412,094,640	$9,663,941

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.65%
Aerospace & Defense-1.64%
Boeing Co. (The)
3.20%, 03/01/2029(b)	$5,100,000	$4,771,075
6.30%, 05/01/2029(b)	7,797,000	8,172,821
Howmet Aerospace, Inc., 3.00%, 01/15/2029	3,532,000	3,327,923
L3Harris Technologies, Inc., 5.05%, 06/01/2029	3,839,000	3,889,831
Lockheed Martin Corp., 4.50%, 02/15/2029	3,330,000	3,336,005
Northrop Grumman Corp., 4.60%, 02/01/2029	2,560,000	2,570,003
RTX Corp.
5.75%, 01/15/2029	2,560,000	2,664,406
7.50%, 09/15/2029	2,125,000	2,373,204
		31,105,268
Air Freight & Logistics-0.36%
GXO Logistics, Inc., 6.25%, 05/06/2029	3,078,000	3,187,235
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	3,825,000	3,681,903
		6,869,138
Automobile Components-0.28%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/2029(b)	2,777,000	2,741,446
BorgWarner, Inc., 4.95%, 08/15/2029(b)	2,551,000	2,561,329
		5,302,775
Automobiles-3.80%
American Honda Finance Corp.
2.25%, 01/12/2029(b)	3,316,000	3,040,136
4.90%, 03/13/2029(b)	3,829,000	3,871,539
4.40%, 09/05/2029(b)	3,824,000	3,780,023
Ford Motor Credit Co. LLC
2.90%, 02/10/2029(b)	3,782,000	3,411,077
5.80%, 03/08/2029	8,070,000	8,083,472
5.11%, 05/03/2029	7,497,000	7,292,255
5.30%, 09/06/2029	4,598,000	4,505,748
5.88%, 11/07/2029(b)	6,390,000	6,401,485
General Motors Co., 5.40%, 10/15/2029(b)	5,108,000	5,168,121
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	3,063,000	3,092,836
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029(b)	2,545,000	2,390,825
Toyota Motor Credit Corp.
4.65%, 01/05/2029(b)	4,086,000	4,121,631
3.65%, 01/08/2029	2,546,000	2,474,741
5.05%, 05/16/2029(b)	5,112,000	5,211,740
4.45%, 06/29/2029(b)	4,038,000	4,035,786
4.55%, 08/09/2029(b)	5,098,000	5,103,706
		71,985,121
Banks-6.22%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(b)	5,040,000	5,158,719
	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029(b)	$3,590,000	$ 3,694,928
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	5,895,000	6,012,287
Citibank N.A., 4.84%, 08/06/2029(b)	7,672,000	7,747,429
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	2,524,000	2,562,821
4.49%, 10/17/2029(b)	3,779,000	3,772,641
KeyCorp, 2.55%, 10/01/2029(b)	3,824,000	3,453,014
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	7,645,000	7,435,831
3.20%, 07/18/2029	9,028,000	8,502,377
National Bank of Canada (Canada), 4.50%, 10/10/2029(b)	5,041,000	4,978,616
PNC Bank N.A., 2.70%, 10/22/2029	3,784,000	3,460,811
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	7,688,000	7,367,774
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	5,123,000	5,192,058
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	2,641,000	2,445,310
5.32%, 07/09/2029	3,780,000	3,859,549
3.04%, 07/16/2029	12,811,000	11,951,708
2.72%, 09/27/2029(b)	2,555,000	2,351,974
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029(b)	4,615,000	4,665,427
4.78%, 12/17/2029(b)	5,120,000	5,130,819
Truist Financial Corp., 3.88%, 03/19/2029	3,327,000	3,216,139
Wells Fargo & Co., 4.15%, 01/24/2029	12,781,000	12,572,041
Zions Bancorporation N.A., 3.25%, 10/29/2029(b)	2,560,000	2,317,421
		117,849,694
Beverages-2.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	21,898,000	22,103,765
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	5,122,000	4,664,255
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	3,583,000	3,670,553
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	5,039,000	4,604,707
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	3,848,000	3,903,777
3.95%, 04/15/2029(b)	5,123,000	4,998,327
PepsiCo, Inc.
7.00%, 03/01/2029	2,610,000	2,865,480
4.50%, 07/17/2029(b)	4,353,000	4,392,996
		51,203,860
Biotechnology-2.81%
AbbVie, Inc.
4.80%, 03/15/2029(b)	12,870,000	13,010,007
3.20%, 11/21/2029	28,001,000	26,378,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
3.00%, 02/22/2029	$3,839,000	$3,624,720
4.05%, 08/18/2029	6,410,000	6,250,611
Gilead Sciences, Inc., 4.80%, 11/15/2029	3,840,000	3,877,873
		53,141,535
Broadline Retail-0.81%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	7,672,000	7,464,424
4.65%, 12/01/2029(b)	7,650,000	7,793,183
		15,257,607
Building Products-0.58%
CRH SMW Finance DAC, 5.20%, 05/21/2029	3,785,000	3,861,551
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	3,583,000	3,356,246
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	3,581,000	3,681,379
		10,899,176
Capital Markets-4.43%
Ares Capital Corp.
5.88%, 03/01/2029(b)	5,100,000	5,212,633
5.95%, 07/15/2029	4,341,000	4,443,324
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029(b)	3,839,000	3,627,165
BlackRock, Inc., 3.25%, 04/30/2029	5,128,000	4,906,125
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	5,132,000	5,197,585
Blue Owl Credit Income Corp., 7.75%, 01/15/2029	2,815,000	3,023,566
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029	3,600,000	3,704,052
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029(b)	5,129,000	5,157,940
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	3,060,000	3,002,138
3.25%, 05/22/2029(b)	3,060,000	2,910,516
Deutsche Bank AG (Germany), 5.41%, 05/10/2029(b)	5,048,000	5,175,223
FS KKR Capital Corp., 6.88%, 08/15/2029	3,070,000	3,201,319
Golub Capital BDC, Inc., 6.00%, 07/15/2029	3,843,000	3,911,990
Lazard Group LLC, 4.38%, 03/11/2029	2,561,000	2,522,438
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029(b)	3,059,000	3,134,484
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	2,520,000	2,335,680
5.61%, 07/06/2029	3,069,000	3,161,648
Northern Trust Corp., 3.15%, 05/03/2029(b)	2,566,000	2,445,377
	Principal Amount	Value
Capital Markets-(continued)
S&P Global, Inc.
2.70%, 03/01/2029(b)	$6,291,000	$5,884,277
4.25%, 05/01/2029(b)	4,719,000	4,677,556
2.50%, 12/01/2029	2,562,000	2,339,971
Sixth Street Lending Partners, 6.50%, 03/11/2029	3,845,000	3,966,620
		83,941,627
Chemicals-1.86%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	3,844,000	3,876,680
Celanese US Holdings LLC, 6.58%, 07/15/2029(b)	3,807,000	3,959,276
Dow Chemical Co. (The), 7.38%, 11/01/2029	3,950,000	4,400,000
Eastman Chemical Co., 5.00%, 08/01/2029	2,563,000	2,581,564
FMC Corp., 3.45%, 10/01/2029(b)	2,561,000	2,358,722
Huntsman International LLC, 4.50%, 05/01/2029	3,840,000	3,707,226
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	3,845,000	3,777,184
Olin Corp., 5.63%, 08/01/2029(b)	3,423,000	3,366,534
Rohm & Haas Co., 7.85%, 07/15/2029	3,038,000	3,375,219
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	4,096,000	3,821,511
		35,223,916
Commercial Services & Supplies-0.51%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	3,570,000	3,337,408
Waste Connections, Inc., 3.50%, 05/01/2029(b)	2,551,000	2,451,273
Waste Management, Inc., 4.88%, 02/15/2029(b)	3,848,000	3,917,190
		9,705,871
Communications Equipment-1.03%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	12,905,000	13,094,286
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	2,519,000	2,424,797
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	4,084,000	4,060,818
		19,579,901
Construction & Engineering-0.15%
MasTec, Inc., 5.90%, 06/15/2029	2,809,000	2,885,399
Construction Materials-0.28%
Amcor Group Finance PLC, 5.45%, 05/23/2029	2,561,000	2,617,774
Vulcan Materials Co., 4.95%, 12/01/2029	2,561,000	2,582,797
		5,200,571
Consumer Finance-1.89%
American Express Co., 4.05%, 05/03/2029(b)	5,121,000	5,052,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
5.80%, 01/07/2029(b)	$7,668,000	$7,863,299
5.65%, 01/17/2029	2,552,000	2,606,908
4.30%, 04/06/2029(b)	5,612,000	5,442,329
5.55%, 07/15/2029	6,400,000	6,503,205
4.90%, 10/06/2029(b)	5,112,000	5,052,282
Synchrony Financial, 5.15%, 03/19/2029	3,332,000	3,322,501
		35,843,065
Consumer Staples Distribution & Retail-0.90%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	2,560,000	2,782,311
Kroger Co. (The), 4.50%, 01/15/2029(b)	3,072,000	3,060,783
Sysco Corp., 5.75%, 01/17/2029	2,556,000	2,654,863
Target Corp., 3.38%, 04/15/2029(b)	5,102,000	4,902,956
Walmart, Inc., 3.25%, 07/08/2029(b)	3,740,000	3,598,150
		16,999,063
Containers & Packaging-0.49%
Packaging Corp. of America, 3.00%, 12/15/2029	2,566,000	2,378,439
Sonoco Products Co., 4.60%, 09/01/2029(b)	3,073,000	3,035,642
WRKCo, Inc., 4.90%, 03/15/2029	3,831,000	3,850,074
		9,264,155
Distributors-0.20%
Genuine Parts Co., 4.95%, 08/15/2029	3,824,000	3,832,743
Diversified Consumer Services-0.25%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	4,848,000	4,737,248
Diversified REITs-0.23%
Digital Realty Trust L.P., 3.60%, 07/01/2029	4,616,000	4,422,827
Diversified Telecommunication Services-2.13%
AT&T, Inc., 4.35%, 03/01/2029(b)	15,503,000	15,359,373
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	5,122,000	4,997,069
4.02%, 12/03/2029	20,498,000	19,962,547
		40,318,989
Electric Utilities-5.15%
AEP Texas, Inc., 5.45%, 05/15/2029	2,562,000	2,626,991
American Electric Power Co., Inc., 5.20%, 01/15/2029	5,120,000	5,196,420
Avangrid, Inc., 3.80%, 06/01/2029	3,848,000	3,705,404
Duke Energy Corp.
4.85%, 01/05/2029	3,335,000	3,359,227
3.40%, 06/15/2029(b)	3,083,000	2,924,359
Duke Energy Progress LLC, 3.45%, 03/15/2029	3,070,000	2,957,990
Edison International
5.45%, 06/15/2029(b)	2,470,000	2,417,581
6.95%, 11/15/2029(b)	2,800,000	2,890,325
Evergy, Inc., 2.90%, 09/15/2029(b)	4,098,000	3,785,322
Eversource Energy
5.95%, 02/01/2029	4,098,000	4,267,113
Series O, 4.25%, 04/01/2029	2,560,000	2,505,479
	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp., 5.15%, 03/15/2029	$3,327,000	$ 3,379,742
Florida Power & Light Co., 5.15%, 06/15/2029(b)	3,844,000	3,941,726
MidAmerican Energy Co., 3.65%, 04/15/2029(b)	4,351,000	4,205,716
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029	2,560,000	2,581,026
Nevada Power Co., Series CC, 3.70%, 05/01/2029(b)	2,566,000	2,486,464
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	4,612,000	4,651,637
3.50%, 04/01/2029	2,505,000	2,396,831
2.75%, 11/01/2029	5,092,000	4,687,880
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	3,000,000	3,000,395
Pacific Gas and Electric Co.
6.10%, 01/15/2029	4,342,000	4,479,038
5.55%, 05/15/2029(b)	4,362,000	4,427,796
PacifiCorp, 5.10%, 02/15/2029	2,561,000	2,600,739
Southern California Edison Co.
5.15%, 06/01/2029	3,073,000	3,098,906
Series A, 4.20%, 03/01/2029	2,566,000	2,491,916
Southern Co. (The), 5.50%, 03/15/2029	5,122,000	5,279,232
Tampa Electric Co., 4.90%, 03/01/2029	2,520,000	2,545,336
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	2,558,000	2,390,408
Xcel Energy, Inc., 2.60%, 12/01/2029(b)	2,560,000	2,320,641
		97,601,640
Electronic Equipment, Instruments & Components-0.40%
Amphenol Corp., 4.35%, 06/01/2029	2,568,000	2,547,832
Arrow Electronics, Inc., 5.15%, 08/21/2029	2,560,000	2,581,124
Keysight Technologies, Inc., 3.00%, 10/30/2029	2,559,000	2,366,633
		7,495,589
Energy Equipment & Services-0.26%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029(b)	2,693,000	2,534,504
NOV, Inc., 3.60%, 12/01/2029(b)	2,559,000	2,420,131
		4,954,635
Entertainment-1.10%
Netflix, Inc., 6.38%, 05/15/2029(b)	4,102,000	4,393,138
Walt Disney Co. (The), 2.00%, 09/01/2029	10,244,000	9,228,290
Warnermedia Holdings, Inc., 4.05%, 03/15/2029(b)	7,650,000	7,269,605
		20,891,033
Financial Services-3.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	4,034,000	4,075,748
4.63%, 09/10/2029(b)	6,703,000	6,636,127
BlackRock Funding, Inc., 4.70%, 03/14/2029	2,570,000	2,606,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	$3,290,000	$ 3,144,793
Corebridge Financial, Inc., 3.85%, 04/05/2029	5,098,000	4,916,833
Enact Holdings, Inc., 6.25%, 05/28/2029	3,845,000	3,959,907
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	2,387,000	2,300,131
Fiserv, Inc., 3.50%, 07/01/2029	15,369,000	14,596,179
Global Payments, Inc., 5.30%, 08/15/2029(b)	2,566,000	2,606,119
Mastercard, Inc., 2.95%, 06/01/2029	5,125,000	4,847,987
ORIX Corp. (Japan), 4.65%, 09/10/2029(b)	3,590,000	3,590,041
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	7,798,000	7,254,613
Radian Group, Inc., 6.20%, 05/15/2029(b)	3,200,000	3,306,059
State Street Bank and Trust Co., 4.78%, 11/23/2029	4,225,000	4,270,505
		68,111,050
Food Products-1.11%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029	4,099,000	4,026,482
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029	3,057,000	2,849,382
Mondelez International, Inc., 4.75%, 02/20/2029(b)	2,820,000	2,845,197
The Campbell’s Company, 5.20%, 03/21/2029	3,070,000	3,124,439
Tyson Foods, Inc.
4.35%, 03/01/2029	5,129,000	5,059,220
5.40%, 03/15/2029	3,071,000	3,142,295
		21,047,015
Gas Utilities-0.16%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	3,072,000	2,935,188
Ground Transportation-0.61%
CSX Corp., 4.25%, 03/15/2029(b)	4,863,000	4,815,064
Ryder System, Inc., 5.38%, 03/15/2029(b)	2,816,000	2,887,588
Union Pacific Corp., 3.70%, 03/01/2029	3,969,000	3,861,489
		11,564,141
Health Care Equipment & Supplies-1.42%
Becton, Dickinson and Co.
4.87%, 02/08/2029	3,200,000	3,225,212
5.08%, 06/07/2029	3,071,000	3,123,740
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	4,097,000	3,763,408
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029(b)	5,124,000	5,136,867
Solventum Corp., 5.40%, 03/01/2029	7,729,000	7,891,617
Stryker Corp., 4.25%, 09/11/2029	3,824,000	3,768,895
		26,909,739
	Principal Amount	Value
Health Care Providers & Services-5.43%
Cardinal Health, Inc.
5.13%, 02/15/2029(b)	$3,327,000	$3,375,846
5.00%, 11/15/2029	3,840,000	3,873,942
Cencora, Inc., 4.85%, 12/15/2029	3,070,000	3,084,246
Centene Corp., 4.63%, 12/15/2029	16,900,000	16,244,108
Cigna Group (The), 5.00%, 05/15/2029(b)	5,161,000	5,235,404
CommonSpirit Health, 3.35%, 10/01/2029(b)	4,686,000	4,422,793
CVS Health Corp.
5.00%, 01/30/2029	5,162,000	5,186,994
5.40%, 06/01/2029	5,123,000	5,217,501
Elevance Health, Inc.
5.15%, 06/15/2029	3,072,000	3,133,656
2.88%, 09/15/2029	4,225,000	3,922,997
HCA, Inc.
5.88%, 02/01/2029(b)	5,127,000	5,281,644
3.38%, 03/15/2029	2,563,000	2,420,011
4.13%, 06/15/2029	10,296,000	9,993,506
Humana, Inc., 3.70%, 03/23/2029	3,019,000	2,890,578
Icon Investments Six DAC, 5.85%, 05/08/2029	3,783,000	3,907,533
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029(b)	3,329,000	3,070,926
McKesson Corp., 4.25%, 09/15/2029(b)	2,562,000	2,534,868
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,551,000	2,509,305
4.63%, 12/15/2029(b)	3,078,000	3,068,786
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	6,410,000	6,343,103
4.00%, 05/15/2029(b)	4,615,000	4,524,389
Universal Health Services, Inc., 4.63%, 10/15/2029	2,559,000	2,503,100
		102,745,236
Health Care REITs-0.76%
Healthpeak OP LLC, 3.50%, 07/15/2029	3,327,000	3,160,335
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	2,566,000	2,408,635
Ventas Realty L.P., 4.40%, 01/15/2029	3,841,000	3,794,853
Welltower OP LLC
2.05%, 01/15/2029	2,560,000	2,331,367
4.13%, 03/15/2029	2,820,000	2,763,843
		14,459,033
Hotels, Restaurants & Leisure-1.14%
Hyatt Hotels Corp., 5.25%, 06/30/2029	4,630,000	4,679,718
Las Vegas Sands Corp., 6.00%, 08/15/2029	2,552,000	2,623,242
Marriott International, Inc.
4.90%, 04/15/2029(b)	4,089,000	4,125,122
4.88%, 05/15/2029	2,558,000	2,574,751
McDonald’s Corp., 5.00%, 05/17/2029(b)	2,556,000	2,602,345
Starbucks Corp., 3.55%, 08/15/2029	5,102,000	4,910,720
		21,515,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Household Durables-0.32%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	$2,558,000	$ 2,444,300
Whirlpool Corp., 4.75%, 02/26/2029(b)	3,590,000	3,539,224
		5,983,524
Household Products-0.62%
Clorox Co. (The), 4.40%, 05/01/2029(b)	2,564,000	2,553,863
Kimberly-Clark Corp., 3.20%, 04/25/2029	3,584,000	3,430,392
Procter & Gamble Co. (The)
4.35%, 01/29/2029	3,075,000	3,097,955
4.15%, 10/24/2029(b)	2,562,000	2,559,889
		11,642,099
Industrial Conglomerates-0.80%
3M Co.
3.38%, 03/01/2029(b)	4,104,000	3,937,922
2.38%, 08/26/2029(b)	5,127,000	4,681,698
Honeywell International, Inc.
4.25%, 01/15/2029(b)	3,840,000	3,814,627
4.88%, 09/01/2029(b)	2,566,000	2,615,504
		15,049,751
Insurance-2.71%
Allstate Corp. (The), 5.05%, 06/24/2029	2,563,000	2,603,319
American National Group, Inc., 5.75%, 10/01/2029	3,070,000	3,106,937
Aon Corp., 3.75%, 05/02/2029	3,844,000	3,715,091
Aon North America, Inc., 5.15%, 03/01/2029	5,160,000	5,252,258
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	3,839,000	3,856,427
Chubb INA Holdings LLC, 4.65%, 08/15/2029	3,593,000	3,616,022
CNA Financial Corp., 3.90%, 05/01/2029	2,530,000	2,454,168
CNO Financial Group, Inc., 5.25%, 05/30/2029(b)	2,546,000	2,553,931
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	2,810,000	2,895,194
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	3,073,000	2,855,551
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	7,798,000	7,752,407
PartnerRe Finance B LLC, 3.70%, 07/02/2029	2,566,000	2,472,444
Principal Financial Group, Inc., 3.70%, 05/15/2029	2,550,000	2,458,857
Progressive Corp. (The), 4.00%, 03/01/2029(b)	2,823,000	2,780,771
Reinsurance Group of America, Inc., 3.90%, 05/15/2029(b)	3,074,000	2,976,821
		51,350,198
Interactive Media & Services-0.27%
Meta Platforms, Inc., 4.30%, 08/15/2029	5,120,000	5,112,613
	Principal Amount	Value
IT Services-0.84%
International Business Machines Corp., 3.50%, 05/15/2029	$16,615,000	$ 15,915,257
Leisure Products-0.38%
Hasbro, Inc., 3.90%, 11/19/2029(b)	4,609,000	4,400,899
Polaris, Inc., 6.95%, 03/15/2029(b)	2,566,000	2,714,074
		7,114,973
Life Sciences Tools & Services-1.07%
IQVIA, Inc., 6.25%, 02/01/2029	6,378,000	6,662,133
Revvity, Inc., 3.30%, 09/15/2029	4,351,000	4,082,580
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	5,128,000	5,239,831
2.60%, 10/01/2029(b)	4,615,000	4,259,838
		20,244,382
Machinery-3.65%
Caterpillar Financial Services Corp.
4.85%, 02/27/2029(b)	3,072,000	3,117,410
4.38%, 08/16/2029(b)	3,079,000	3,067,341
4.70%, 11/15/2029	4,615,000	4,666,743
Caterpillar, Inc., 2.60%, 09/19/2029(b)	2,555,000	2,367,213
CNH Industrial Capital LLC
5.50%, 01/12/2029	2,548,000	2,620,983
5.10%, 04/20/2029(b)	3,073,000	3,120,476
Cummins, Inc., 4.90%, 02/20/2029(b)	2,546,000	2,585,548
Deere & Co., 5.38%, 10/16/2029(b)	2,562,000	2,679,316
Enterprise Products Operating LLC, 3.13%, 07/31/2029	6,462,000	6,100,691
IDEX Corp., 4.95%, 09/01/2029	2,565,000	2,581,709
Ingersoll Rand, Inc., 5.18%, 06/15/2029	3,820,000	3,898,631
John Deere Capital Corp.
4.50%, 01/16/2029(b)	5,162,000	5,179,436
3.45%, 03/07/2029(b)	3,077,000	2,971,729
3.35%, 04/18/2029	3,073,000	2,957,141
4.85%, 06/11/2029	4,391,000	4,461,931
Nordson Corp., 4.50%, 12/15/2029	3,071,000	3,023,035
Parker-Hannifin Corp.
3.25%, 06/14/2029	5,127,000	4,872,376
4.50%, 09/15/2029(b)	5,163,000	5,161,585
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	3,839,000	3,721,176
		69,154,470
Media-1.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029(b)	6,410,000	5,758,809
5.05%, 03/30/2029(b)	6,402,000	6,364,682
6.10%, 06/01/2029	7,690,000	7,944,773
Comcast Corp.
4.55%, 01/15/2029(b)	5,122,000	5,136,500
5.10%, 06/01/2029	3,840,000	3,922,900
Discovery Communications LLC, 4.13%, 05/15/2029	3,847,000	3,652,962
Paramount Global, 4.20%, 06/01/2029(b)	2,576,000	2,475,598
		35,256,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Metals & Mining-0.13%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	$2,566,000	$ 2,521,869
Multi-Utilities-1.81%
Ameren Corp., 5.00%, 01/15/2029	3,580,000	3,613,657
CenterPoint Energy, Inc., 5.40%, 06/01/2029(b)	3,590,000	3,679,238
Consumers Energy Co.
4.90%, 02/15/2029	2,549,000	2,583,670
4.60%, 05/30/2029	3,070,000	3,079,522
DTE Energy Co.
5.10%, 03/01/2029	6,151,000	6,226,026
Series C, 3.40%, 06/15/2029	2,456,000	2,327,405
Duke Energy Florida LLC, 2.50%, 12/01/2029	3,590,000	3,274,137
NiSource, Inc., 5.20%, 07/01/2029	3,060,000	3,120,583
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	3,848,000	3,925,583
Sempra, 3.70%, 04/01/2029	2,566,000	2,455,771
		34,285,592
Office REITs-0.22%
Boston Properties L.P., 3.40%, 06/21/2029	4,358,000	4,073,923
Oil, Gas & Consumable Fuels-7.04%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	2,566,000	2,572,542
BP Capital Markets America, Inc.
4.70%, 04/10/2029	6,410,000	6,443,781
4.97%, 10/17/2029(b)	3,844,000	3,911,396
4.87%, 11/25/2029	3,332,000	3,374,656
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	7,764,000	7,622,955
Chevron USA, Inc., 3.25%, 10/15/2029(b)	2,562,000	2,442,308
ConocoPhillips Co., 6.95%, 04/15/2029	3,610,000	3,944,272
DCP Midstream Operating L.P., 5.13%, 05/15/2029	3,068,000	3,090,294
Diamondback Energy, Inc., 3.50%, 12/01/2029	4,691,000	4,434,780
Enbridge, Inc. (Canada)
5.30%, 04/05/2029(b)	3,828,000	3,895,437
3.13%, 11/15/2029(b)	5,126,000	4,769,367
Energy Transfer L.P.
5.25%, 04/15/2029	7,759,000	7,876,861
5.25%, 07/01/2029	5,128,000	5,207,262
4.15%, 09/15/2029	2,806,000	2,729,561
Expand Energy Corp., 5.38%, 02/01/2029	3,542,000	3,537,350
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	6,410,000	5,955,434
Kinder Morgan, Inc.
5.00%, 02/01/2029	6,410,000	6,462,660
5.10%, 08/01/2029	2,566,000	2,597,335
MPLX L.P., 4.80%, 02/15/2029	3,824,000	3,826,737
Occidental Petroleum Corp., 5.20%, 08/01/2029	6,122,000	6,157,067
ONEOK, Inc.
4.35%, 03/15/2029	3,589,000	3,538,922
4.40%, 10/15/2029	3,073,000	3,016,560
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Co., 3.15%, 12/15/2029	$2,907,000	$ 2,711,584
Shell Finance US, Inc., 2.38%, 11/07/2029(b)	5,509,000	5,037,899
Shell International Finance B.V., 2.38%, 11/07/2029(b)	2,181,000	1,996,031
Targa Resources Corp., 6.15%, 03/01/2029	5,100,000	5,343,166
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	3,467,000	3,550,354
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	6,463,000	6,238,583
Valero Energy Corp., 4.00%, 04/01/2029	2,247,000	2,185,843
Western Midstream Operating L.P., 6.35%, 01/15/2029	3,073,000	3,213,393
Williams Cos., Inc. (The), 4.90%, 03/15/2029(b)	5,619,000	5,645,621
		133,330,011
Paper & Forest Products-0.15%
Georgia-Pacific LLC, 7.75%, 11/15/2029	2,565,000	2,909,417
Passenger Airlines-0.12%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	2,425,000	2,284,192
Personal Care Products-0.37%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	3,334,000	3,015,674
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	4,344,000	3,944,466
		6,960,140
Pharmaceuticals-4.04%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029(b)	6,502,000	6,590,640
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	5,124,000	5,056,043
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	9,026,000	9,166,702
Eli Lilly and Co.
4.50%, 02/09/2029(b)	5,160,000	5,198,796
3.38%, 03/15/2029(b)	4,772,000	4,610,804
4.20%, 08/14/2029(b)	5,122,000	5,087,291
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029(b)	5,128,000	4,920,724
Haleon US Capital LLC, 3.38%, 03/24/2029	5,040,000	4,803,285
Johnson & Johnson, 4.80%, 06/01/2029(b)	6,000,000	6,126,890
Merck & Co., Inc., 3.40%, 03/07/2029	9,031,000	8,709,562
Novartis Capital Corp., 3.80%, 09/18/2029(b)	5,122,000	5,009,274
Pfizer, Inc., 3.45%, 03/15/2029(b)	9,035,000	8,727,583
Royalty Pharma PLC, 5.15%, 09/02/2029	2,564,000	2,592,359
		76,599,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Professional Services-0.36%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029(b)	$3,844,000	$ 3,539,524
Equifax, Inc., 4.80%, 09/15/2029(b)	3,328,000	3,332,863
		6,872,387
Real Estate Management & Development-0.14%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	2,558,000	2,624,183
Residential REITs-0.58%
Camden Property Trust, 3.15%, 07/01/2029	3,075,000	2,899,980
ERP Operating L.P., 3.00%, 07/01/2029	3,058,000	2,860,969
Essex Portfolio L.P., 4.00%, 03/01/2029	2,568,000	2,507,557
Sun Communities Operating L.P., 5.50%, 01/15/2029	2,566,000	2,627,130
		10,895,636
Retail REITs-0.59%
Realty Income Corp.
3.25%, 06/15/2029(b)	2,566,000	2,431,919
3.10%, 12/15/2029	3,051,000	2,847,645
Simon Property Group L.P., 2.45%, 09/13/2029	6,408,000	5,861,955
		11,141,519
Semiconductors & Semiconductor Equipment-3.56%
Applied Materials, Inc., 4.80%, 06/15/2029	3,590,000	3,642,022
Broadcom, Inc., 5.05%, 07/12/2029	11,600,000	11,763,221
Intel Corp.
4.00%, 08/05/2029	4,361,000	4,206,121
2.45%, 11/15/2029	10,404,000	9,347,415
KLA Corp., 4.10%, 03/15/2029	4,100,000	4,046,341
Lam Research Corp., 4.00%, 03/15/2029(b)	5,102,000	5,016,257
Marvell Technology, Inc., 5.75%, 02/15/2029	2,556,000	2,643,992
Microchip Technology, Inc., 5.05%, 03/15/2029(b)	5,122,000	5,165,819
Micron Technology, Inc.
5.33%, 02/06/2029(b)	3,590,000	3,647,994
6.75%, 11/01/2029(b)	6,410,000	6,887,125
Qorvo, Inc., 4.38%, 10/15/2029	4,345,000	4,160,361
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	3,331,000	3,361,495
2.25%, 09/04/2029(b)	3,841,000	3,510,674
		67,398,837
Software-2.66%
Accenture Capital, Inc., 4.05%, 10/04/2029(b)	6,147,000	6,048,817
Adobe, Inc., 4.80%, 04/04/2029(b)	3,839,000	3,900,557
AppLovin Corp., 5.13%, 12/01/2029(b)	5,133,000	5,183,123
Atlassian Corp., 5.25%, 05/15/2029	2,561,000	2,604,692
Cadence Design Systems, Inc., 4.30%, 09/10/2029	5,102,000	5,043,238
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	3,834,000	3,542,155
	Principal Amount	Value
Software-(continued)
Oracle Corp.
4.20%, 09/27/2029	$7,799,000	$7,650,371
6.15%, 11/09/2029	6,503,000	6,885,173
Roper Technologies, Inc.
2.95%, 09/15/2029	3,582,000	3,333,510
4.50%, 10/15/2029	2,562,000	2,551,737
Workday, Inc., 3.70%, 04/01/2029	3,843,000	3,710,513
		50,453,886
Specialized REITs-1.95%
American Tower Corp.
5.20%, 02/15/2029	3,334,000	3,386,265
3.95%, 03/15/2029	3,074,000	2,987,003
3.80%, 08/15/2029	8,451,000	8,118,135
Crown Castle, Inc.
4.30%, 02/15/2029	3,072,000	3,018,510
5.60%, 06/01/2029	3,845,000	3,954,300
4.90%, 09/01/2029	2,820,000	2,825,110
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	3,821,000	3,838,600
Public Storage Operating Co.
5.13%, 01/15/2029(b)	2,566,000	2,625,117
3.39%, 05/01/2029(b)	2,560,000	2,454,662
Weyerhaeuser Co., 4.00%, 11/15/2029	3,839,000	3,717,481
		36,925,183
Specialty Retail-2.16%
AutoZone, Inc., 5.10%, 07/15/2029(b)	3,065,000	3,113,623
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	9,004,000	9,178,782
Home Depot, Inc. (The)
4.90%, 04/15/2029	3,830,000	3,899,518
2.95%, 06/15/2029	8,946,000	8,419,971
4.75%, 06/25/2029(b)	6,390,000	6,460,853
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b)	7,653,000	7,379,929
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	2,553,000	2,483,982
		40,936,658
Technology Hardware, Storage & Peripherals-1.69%
Apple, Inc.
3.25%, 08/08/2029(b)	5,123,000	4,924,007
2.20%, 09/11/2029	9,051,000	8,275,195
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029(b)	9,046,000	8,983,450
HP, Inc., 4.00%, 04/15/2029(b)	5,122,000	4,976,907
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	2,560,000	2,564,066
Western Digital Corp., 2.85%, 02/01/2029	2,561,000	2,334,237
		32,057,862
Tobacco-1.69%
Altria Group, Inc., 4.80%, 02/14/2029(b)	9,903,000	9,935,012
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	2,553,000	2,419,582
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029	5,163,000	5,373,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
3.38%, 08/15/2029	$3,844,000	$3,659,194
4.63%, 11/01/2029	3,844,000	3,851,181
5.63%, 11/17/2029(b)	6,502,000	6,778,658
		32,017,425
Trading Companies & Distributors-0.27%
Air Lease Corp., 5.10%, 03/01/2029(b)	2,560,000	2,596,476
GATX Corp., 4.70%, 04/01/2029	2,561,000	2,550,638
		5,147,114
Water Utilities-0.14%
American Water Capital Corp., 3.45%, 06/01/2029(b)	2,822,000	2,699,627
Wireless Telecommunication Services-1.77%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029(b)	6,408,000	6,435,086
T-Mobile USA, Inc.
4.85%, 01/15/2029	5,122,000	5,161,406
2.63%, 02/15/2029	5,108,000	4,723,871
2.40%, 03/15/2029	2,567,000	2,351,294
3.38%, 04/15/2029(b)	12,043,000	11,413,567
4.20%, 10/01/2029	3,590,000	3,520,198
		33,605,422
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,861,175,312)		1,868,364,073
	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $3,290,093)	3,290,093	$ 3,290,093
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $1,864,465,405)		1,871,654,166
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.60%
Invesco Private Government Fund, 4.34%(c)(d)(e)	97,710,585	97,710,585
Invesco Private Prime Fund, 4.47%(c)(d)(e)	254,400,550	254,476,870
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $352,187,455)		352,187,455
TOTAL INVESTMENTS IN SECURITIES-117.42% (Cost $2,216,652,860)		2,223,841,621
OTHER ASSETS LESS LIABILITIES-(17.42)%		(329,842,043)
NET ASSETS-100.00%		$1,893,999,578

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$390,604	$42,944,669	$(40,045,180)	$-	$-	$3,290,093	$98,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$55,029,258	$181,778,997	$(139,097,670)	$-	$-	$97,710,585	$1,708,976*
Invesco Private Prime Fund	143,491,168	432,277,589	(321,275,598)	(9,736)	(6,553)	254,476,870	4,574,028*
Total	$198,911,030	$657,001,255	$(500,418,448)	$(9,736)	$(6,553)	$355,477,548	$6,381,809

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Aerospace & Defense-2.55%
Boeing Co. (The), 5.15%, 05/01/2030	$25,309,000	$ 25,349,198
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	2,928,000	2,947,786
RTX Corp., 2.25%, 07/01/2030(b)	5,845,000	5,175,714
Textron, Inc., 3.00%, 06/01/2030	3,801,000	3,475,925
		36,948,623
Automobile Components-0.27%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	4,393,000	3,914,480
Automobiles-2.96%
American Honda Finance Corp.
4.60%, 04/17/2030(b)	4,082,000	4,060,017
5.85%, 10/04/2030	2,915,000	3,079,439
Ford Motor Credit Co. LLC
7.35%, 03/06/2030(b)	6,710,000	7,128,317
7.20%, 06/10/2030(b)	4,908,000	5,164,643
4.00%, 11/13/2030	9,219,000	8,396,820
Toyota Motor Credit Corp.
4.95%, 01/09/2030(b)	4,098,000	4,177,216
4.55%, 05/17/2030	4,100,000	4,100,977
5.55%, 11/20/2030(b)	6,435,000	6,733,695
		42,841,124
Banks-6.33%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	4,833,000	4,958,427
3.49%, 05/28/2030	5,910,000	5,503,582
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030(b)	7,310,000	7,352,049
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	4,391,000	4,037,071
Huntington National Bank (The), 5.65%, 01/10/2030(b)	5,251,000	5,420,378
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	6,714,000	6,062,337
2.05%, 07/17/2030	7,339,000	6,396,589
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	7,877,000	8,210,712
2.75%, 01/15/2030(b)	7,290,000	6,658,563
5.24%, 04/15/2030	4,668,000	4,763,185
2.13%, 07/08/2030(b)	8,755,000	7,659,472
5.85%, 07/13/2030	3,798,000	3,983,153
2.14%, 09/23/2030	4,904,000	4,265,068
Truist Bank, 2.25%, 03/11/2030	7,295,000	6,430,172
Truist Financial Corp., 1.95%, 06/05/2030	4,389,000	3,820,172
U.S. Bancorp, 1.38%, 07/22/2030(b)	7,305,000	6,157,664
		91,678,594
Beverages-1.84%
Coca-Cola Co. (The), 1.65%, 06/01/2030	8,775,000	7,616,466
Constellation Brands, Inc., 2.88%, 05/01/2030(b)	3,512,000	3,195,675
	Principal Amount	Value
Beverages-(continued)
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030(b)	$5,905,000	$ 5,205,739
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	4,389,500	4,076,356
PepsiCo, Inc.
4.60%, 02/07/2030	1,500,000	1,510,515
1.63%, 05/01/2030	5,852,000	5,084,521
		26,689,272
Biotechnology-2.86%
Amgen, Inc.
2.45%, 02/21/2030	7,297,000	6,575,530
5.25%, 03/02/2030(b)	15,484,000	15,838,304
Biogen, Inc., 2.25%, 05/01/2030(b)	8,775,000	7,742,370
Gilead Sciences, Inc., 1.65%, 10/01/2030	5,850,000	4,992,429
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	7,311,000	6,230,945
		41,379,578
Broadline Retail-1.05%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	11,699,000	10,131,342
eBay, Inc., 2.70%, 03/11/2030	5,558,000	5,056,265
		15,187,607
Building Products-0.73%
CRH SMW Finance DAC, 5.13%, 01/09/2030	7,300,000	7,409,720
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	3,662,000	3,145,373
		10,555,093
Capital Markets-2.52%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	4,386,000	4,290,613
Cboe Global Markets, Inc., 1.63%, 12/15/2030	2,930,000	2,480,536
CI Financial Corp. (Canada), 3.20%, 12/17/2030	5,313,000	4,635,737
Franklin Resources, Inc., 1.60%, 10/30/2030	4,970,000	4,203,755
FS KKR Capital Corp., 6.13%, 01/15/2030	4,100,000	4,135,306
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	5,766,000	5,150,035
Northern Trust Corp., 1.95%, 05/01/2030	5,845,000	5,153,211
S&P Global, Inc., 1.25%, 08/15/2030(b)	3,513,000	2,972,236
Sixth Street Lending Partners, 5.75%, 01/15/2030	3,390,000	3,378,627
		36,400,056
Chemicals-1.99%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	5,249,000	4,644,397
Celanese US Holdings LLC, 6.80%, 11/15/2030	5,852,000	6,176,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	$4,780,000	$ 4,139,327
EIDP, Inc., 2.30%, 07/15/2030(b)	2,930,000	2,611,204
Linde, Inc., 1.10%, 08/10/2030(b)	4,093,000	3,461,571
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	2,924,000	2,549,952
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	2,927,000	2,680,825
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	2,928,000	2,599,958
		28,863,545
Commercial Services & Supplies-1.05%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	3,515,000	3,515,248
Republic Services, Inc., 2.30%, 03/01/2030	3,515,000	3,158,735
Waste Management, Inc.
4.63%, 02/15/2030	4,385,000	4,410,438
4.65%, 03/15/2030(b)	4,092,000	4,108,507
		15,192,928
Communications Equipment-0.32%
Motorola Solutions, Inc., 2.30%, 11/15/2030	5,261,000	4,600,392
Construction & Engineering-0.36%
Quanta Services, Inc., 2.90%, 10/01/2030	5,852,000	5,272,897
Construction Materials-0.46%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	2,800,000	2,519,559
Vulcan Materials Co., 3.50%, 06/01/2030	4,385,000	4,138,194
		6,657,753
Consumer Finance-1.31%
General Motors Financial Co., Inc.
5.35%, 01/07/2030	7,020,000	7,050,745
5.85%, 04/06/2030(b)	5,845,000	5,991,297
3.60%, 06/21/2030	6,433,000	5,948,562
		18,990,604
Consumer Staples Distribution & Retail-1.00%
Costco Wholesale Corp., 1.60%, 04/20/2030	10,230,000	8,920,441
Kroger Co. (The), 2.20%, 05/01/2030	2,929,000	2,600,091
Walmart, Inc., 4.00%, 04/15/2030(b)	2,920,000	2,891,739
		14,412,271
Containers & Packaging-0.59%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	2,923,000	2,615,857
Avery Dennison Corp., 2.65%, 04/30/2030	2,928,000	2,647,009
Sonoco Products Co., 3.13%, 05/01/2030(b)	3,516,000	3,224,333
		8,487,199
Distributors-0.17%
Genuine Parts Co., 1.88%, 11/01/2030(b)	2,927,000	2,488,815
	Principal Amount	Value
Diversified Consumer Services-0.46%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	$4,385,000	$ 4,052,569
Yale University, Series 2020, 1.48%, 04/15/2030(b)	2,925,000	2,543,146
		6,595,715
Diversified REITs-0.40%
VICI Properties L.P., 4.95%, 02/15/2030	5,843,000	5,811,605
Diversified Telecommunication Services-0.73%
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	5,847,000	4,958,020
1.68%, 10/30/2030	6,553,000	5,570,316
		10,528,336
Electric Utilities-4.95%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	3,506,000	3,060,356
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030(b)	3,507,000	2,976,562
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	6,422,000	6,146,415
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	2,924,000	2,652,976
Duke Energy Corp., 2.45%, 06/01/2030	4,972,000	4,417,079
Duke Energy Florida LLC, 1.75%, 06/15/2030(b)	2,923,000	2,525,542
Entergy Corp., 2.80%, 06/15/2030	3,516,000	3,187,334
Eversource Energy, Series R, 1.65%, 08/15/2030	3,513,000	2,979,312
FirstEnergy Corp., 2.65%, 03/01/2030(b)	3,514,000	3,168,664
Florida Power & Light Co., 4.63%, 05/15/2030	2,932,000	2,950,398
Georgia Power Co., 4.55%, 03/15/2030	3,510,000	3,496,443
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	3,509,000	3,565,183
2.25%, 06/01/2030	10,289,000	9,063,972
Pacific Gas and Electric Co., 4.55%, 07/01/2030	18,124,000	17,539,753
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	4,682,000	3,970,766
		71,700,755
Electrical Equipment-0.82%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	2,922,000	2,532,723
Emerson Electric Co., 1.95%, 10/15/2030	2,930,000	2,557,327
Regal Rexnord Corp., 6.30%, 02/15/2030	6,430,000	6,702,205
		11,792,255
Electronic Equipment, Instruments & Components-0.37%
Jabil, Inc., 3.60%, 01/15/2030(b)	2,930,000	2,753,978
Teledyne FLIR LLC, 2.50%, 08/01/2030	2,843,000	2,533,549
		5,287,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.42%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	$2,926,000	$ 2,912,895
Halliburton Co., 2.92%, 03/01/2030(b)	5,851,000	5,384,048
Schlumberger Investment S.A., 2.65%, 06/26/2030	7,308,000	6,661,057
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	5,549,000	5,616,196
		20,574,196
Financial Services-2.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	5,005,000	5,294,423
Block Financial LLC, 3.88%, 08/15/2030(b)	3,807,000	3,578,587
Fiserv, Inc.
4.75%, 03/15/2030	4,970,000	4,965,473
2.65%, 06/01/2030(b)	5,851,000	5,266,177
Global Payments, Inc., 2.90%, 05/15/2030	5,849,000	5,301,766
PayPal Holdings, Inc., 2.30%, 06/01/2030	5,850,000	5,221,330
		29,627,756
Food Products-2.67%
General Mills, Inc., 4.88%, 01/30/2030	4,390,000	4,409,686
Hormel Foods Corp., 1.80%, 06/11/2030	5,844,000	5,083,017
Ingredion, Inc., 2.90%, 06/01/2030	3,508,000	3,209,318
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.50%, 01/15/2030(b)	7,303,000	7,358,254
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	2,928,000	2,626,331
Kellanova, 2.10%, 06/01/2030	2,932,000	2,602,647
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	4,330,000	4,148,543
McCormick & Co., Inc., 2.50%, 04/15/2030	2,930,000	2,634,185
Mondelez International, Inc., 2.75%, 04/13/2030	4,393,000	4,002,871
The Campbell’s Company, 2.38%, 04/24/2030(b)	2,923,000	2,603,879
		38,678,731
Gas Utilities-0.41%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	2,927,000	2,498,777
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	3,806,000	3,444,612
		5,943,389
Ground Transportation-0.92%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	2,932,000	2,604,551
	Principal Amount	Value
Ground Transportation-(continued)
Norfolk Southern Corp., 5.05%, 08/01/2030	$3,510,000	$ 3,571,694
Uber Technologies, Inc., 4.30%, 01/15/2030	7,310,000	7,189,137
		13,365,382
Health Care Equipment & Supplies-2.45%
Abbott Laboratories, 1.40%, 06/30/2030(b)	3,799,000	3,272,858
Becton, Dickinson and Co., 2.82%, 05/20/2030	4,386,000	3,998,155
Boston Scientific Corp., 2.65%, 06/01/2030	7,018,000	6,394,806
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	4,387,000	3,943,880
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030(b)	7,308,000	7,643,169
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	5,850,000	5,029,221
Stryker Corp., 1.95%, 06/15/2030(b)	5,851,000	5,127,375
		35,409,464
Health Care Providers & Services-6.36%
Cencora, Inc., 2.80%, 05/15/2030	2,916,000	2,658,928
Centene Corp.
3.38%, 02/15/2030	11,681,000	10,578,936
3.00%, 10/15/2030	12,361,000	10,820,719
Cigna Group (The), 2.40%, 03/15/2030	8,189,000	7,331,870
CommonSpirit Health, 2.78%, 10/01/2030	3,224,000	2,893,902
CVS Health Corp.
5.13%, 02/21/2030	8,770,000	8,810,275
1.75%, 08/21/2030(b)	7,308,000	6,178,659
Elevance Health, Inc.
4.75%, 02/15/2030(b)	4,377,000	4,392,288
2.25%, 05/15/2030(b)	6,421,000	5,697,009
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	3,804,000	3,730,786
Sutter Health, Series 20-A, 2.29%, 08/15/2030	4,093,000	3,623,491
UnitedHealth Group, Inc.
4.80%, 01/15/2030	7,311,000	7,362,214
5.30%, 02/15/2030	7,305,000	7,517,155
2.00%, 05/15/2030	7,313,000	6,421,421
Universal Health Services, Inc., 2.65%, 10/15/2030	4,683,000	4,097,684
		92,115,337
Hotel & Resort REITs-0.28%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	4,392,000	4,049,506
Hotels, Restaurants & Leisure-2.20%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	8,770,000	8,794,944
Marriott International, Inc.
4.80%, 03/15/2030	2,924,000	2,923,421
Series FF, 4.63%, 06/15/2030(b)	5,846,000	5,807,958
McDonald’s Corp., 2.13%, 03/01/2030	4,390,000	3,909,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
2.25%, 03/12/2030	$4,385,000	$3,916,157
2.55%, 11/15/2030(b)	7,310,000	6,535,095
		31,886,938
Household Durables-0.52%
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,932,000	2,764,649
NVR, Inc., 3.00%, 05/15/2030	5,259,000	4,802,794
		7,567,443
Household Products-0.60%
Clorox Co. (The), 1.80%, 05/15/2030	2,930,000	2,548,774
Procter & Gamble Co. (The), 1.20%, 10/29/2030	7,305,000	6,165,410
		8,714,184
Industrial Conglomerates-0.76%
Honeywell International, Inc.
4.70%, 02/01/2030	5,847,000	5,874,974
1.95%, 06/01/2030	5,843,000	5,142,050
		11,017,024
Industrial REITs-0.25%
Prologis L.P., 1.25%, 10/15/2030	4,389,000	3,677,578
Insurance-3.73%
Alleghany Corp., 3.63%, 05/15/2030	2,923,000	2,793,729
Allstate Corp. (The), 1.45%, 12/15/2030(b)	3,504,000	2,918,359
Aon Corp., 2.80%, 05/15/2030	5,835,000	5,318,216
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	2,927,000	2,602,591
1.45%, 10/15/2030	4,390,000	3,768,297
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	3,603,000	3,736,466
CNA Financial Corp., 2.05%, 08/15/2030	2,925,000	2,545,372
Fidelity National Financial, Inc., 3.40%, 06/15/2030	3,804,000	3,515,992
Loews Corp., 3.20%, 05/15/2030	2,924,000	2,731,464
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	5,850,000	5,842,818
2.25%, 11/15/2030	4,386,000	3,868,428
Principal Financial Group, Inc., 2.13%, 06/15/2030	3,508,000	3,085,761
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	2,932,000	2,625,204
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030(b)	5,852,000	5,440,935
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	3,512,000	3,236,682
		54,030,314
Interactive Media & Services-1.18%
Alphabet, Inc., 1.10%, 08/15/2030(b)	13,160,000	11,153,356
Meta Platforms, Inc., 4.80%, 05/15/2030(b)	5,852,000	5,973,623
		17,126,979
	Principal Amount	Value
IT Services-0.48%
International Business Machines Corp., 1.95%, 05/15/2030	$7,881,000	$ 6,896,654
Life Sciences Tools & Services-0.49%
Agilent Technologies, Inc., 2.10%, 06/04/2030	2,921,000	2,564,744
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030(b)	4,390,000	4,466,174
		7,030,918
Machinery-1.82%
Cummins, Inc., 1.50%, 09/01/2030(b)	4,967,000	4,238,288
Flowserve Corp., 3.50%, 10/01/2030	2,927,000	2,717,677
IDEX Corp., 3.00%, 05/01/2030	2,928,000	2,673,187
John Deere Capital Corp.
2.45%, 01/09/2030	3,221,000	2,950,840
4.70%, 06/10/2030	5,845,000	5,906,312
Otis Worldwide Corp., 2.57%, 02/15/2030	8,698,000	7,867,385
		26,353,689
Media-0.59%
Discovery Communications LLC, 3.63%, 05/15/2030	5,852,000	5,319,600
Omnicom Group, Inc., 2.45%, 04/30/2030(b)	3,505,000	3,144,149
		8,463,749
Metals & Mining-1.31%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,638,000	2,545,466
4.63%, 08/01/2030	3,473,000	3,408,149
Newmont Corp., 2.25%, 10/01/2030	5,146,000	4,535,030
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/2030	3,530,000	3,306,144
Nucor Corp., 2.70%, 06/01/2030(b)	2,926,000	2,670,418
Reliance, Inc., 2.15%, 08/15/2030	2,924,000	2,550,304
		19,015,511
Multi-Utilities-0.86%
Consumers Energy Co., 4.70%, 01/15/2030	4,093,000	4,113,435
NiSource, Inc., 3.60%, 05/01/2030	5,850,000	5,546,822
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	3,216,000	2,733,468
		12,393,725
Oil, Gas & Consumable Fuels-10.04%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	5,850,000	5,051,546
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	2,928,000	2,643,923
Chevron Corp., 2.24%, 05/11/2030(b)	8,771,000	7,849,540
ConocoPhillips Co., 4.70%, 01/15/2030	7,891,000	7,939,469
Devon Energy Corp., 4.50%, 01/15/2030	3,356,000	3,290,873
Diamondback Energy, Inc., 5.15%, 01/30/2030	4,973,000	5,050,815
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	4,388,000	4,648,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P., 6.40%, 12/01/2030	$5,845,000	$ 6,236,090
Enterprise Products Operating LLC, 2.80%, 01/31/2030(b)	7,314,000	6,742,101
EOG Resources, Inc., 4.38%, 04/15/2030(b)	4,392,000	4,347,598
Equinor ASA (Norway), 2.38%, 05/22/2030	4,391,000	3,947,876
Expand Energy Corp., 5.38%, 03/15/2030	7,019,000	6,981,526
Exxon Mobil Corp., 2.61%, 10/15/2030	11,692,000	10,601,286
MPLX L.P., 2.65%, 08/15/2030	8,776,000	7,825,486
Occidental Petroleum Corp.
8.88%, 07/15/2030	5,845,000	6,742,056
6.63%, 09/01/2030	8,473,000	8,960,977
ONEOK, Inc.
3.10%, 03/15/2030	4,564,000	4,208,340
3.25%, 06/01/2030	2,932,000	2,713,990
5.80%, 11/01/2030(b)	2,926,000	3,050,162
Phillips 66, 2.15%, 12/15/2030(b)	4,975,000	4,315,452
Pioneer Natural Resources Co., 1.90%, 08/15/2030	6,431,000	5,603,267
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	4,390,000	4,136,771
Shell Finance US, Inc., 2.75%, 04/06/2030(b)	7,923,000	7,273,228
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	4,095,000	3,797,173
Western Midstream Operating L.P., 4.05%, 02/01/2030(b)	6,177,000	5,887,497
Williams Cos., Inc. (The), 3.50%, 11/15/2030	5,850,000	5,464,697
		145,310,233
Personal Care Products-0.84%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	4,095,000	3,700,627
Kenvue, Inc., 5.00%, 03/22/2030	5,850,000	5,956,594
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	2,928,000	2,486,248
		12,143,469
Pharmaceuticals-4.96%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	3,801,000	3,870,236
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	7,599,000	6,452,926
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	7,312,000	6,192,097
Eli Lilly and Co., 4.75%, 02/12/2030	2,000,000	2,026,547
Johnson & Johnson, 1.30%, 09/01/2030(b)	10,234,000	8,755,954
Merck & Co., Inc.
4.30%, 05/17/2030(b)	4,386,000	4,351,865
1.45%, 06/24/2030(b)	7,306,000	6,264,210
Pfizer, Inc., 1.70%, 05/28/2030	5,849,000	5,090,382
Royalty Pharma PLC, 2.20%, 09/02/2030	5,825,000	5,053,120
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	14,123,000	12,454,137
	Principal Amount	Value
Pharmaceuticals-(continued)
Viatris, Inc., 2.70%, 06/22/2030	$8,480,000	$ 7,491,215
Zoetis, Inc., 2.00%, 05/15/2030	4,388,000	3,853,565
		71,856,254
Professional Services-0.57%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	5,850,000	4,948,995
Equifax, Inc., 3.10%, 05/15/2030	3,515,000	3,236,116
		8,185,111
Residential REITs-0.28%
Camden Property Trust, 2.80%, 05/15/2030	4,384,000	4,014,371
Retail REITs-1.24%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	4,676,000	4,487,434
Kimco Realty OP LLC, 2.70%, 10/01/2030	2,929,000	2,641,475
Realty Income Corp., 4.85%, 03/15/2030	3,510,000	3,529,644
Regency Centers L.P., 3.70%, 06/15/2030	3,514,000	3,336,004
Simon Property Group L.P., 2.65%, 07/15/2030	4,392,000	3,983,187
		17,977,744
Semiconductors & Semiconductor Equipment-3.34%
Applied Materials, Inc., 1.75%, 06/01/2030	4,390,000	3,819,113
Broadcom, Inc.
4.35%, 02/15/2030	8,767,000	8,625,537
5.05%, 04/15/2030	4,679,000	4,749,735
Intel Corp., 5.13%, 02/10/2030	7,311,000	7,369,722
Lam Research Corp., 1.90%, 06/15/2030(b)	4,390,000	3,843,706
Microchip Technology, Inc., 5.05%, 02/15/2030	5,852,000	5,876,815
QUALCOMM, Inc., 2.15%, 05/20/2030	7,018,000	6,264,209
Texas Instruments, Inc., 1.75%, 05/04/2030(b)	4,392,000	3,841,809
Xilinx, Inc., 2.38%, 06/01/2030	4,392,000	3,938,678
		48,329,324
Software-1.62%
Adobe, Inc., 4.95%, 01/17/2030	6,360,000	6,511,239
Autodesk, Inc., 2.85%, 01/15/2030	2,930,000	2,696,868
Intuit, Inc., 1.65%, 07/15/2030	2,929,000	2,526,756
Oracle Corp., 4.65%, 05/06/2030(b)	4,390,000	4,373,174
ServiceNow, Inc., 1.40%, 09/01/2030	8,767,000	7,405,698
		23,513,735
Specialized REITs-1.23%
American Tower Corp.
2.90%, 01/15/2030(b)	4,375,000	4,008,452
5.00%, 01/31/2030	3,505,000	3,535,390
2.10%, 06/15/2030	4,374,000	3,818,497
1.88%, 10/15/2030	4,671,000	3,990,412
Extra Space Storage L.P., 5.50%, 07/01/2030	2,400,000	2,470,605
		17,823,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.97%
AutoNation, Inc., 4.75%, 06/01/2030(b)	$2,930,000	$ 2,884,174
Best Buy Co., Inc., 1.95%, 10/01/2030	3,808,000	3,263,944
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	4,099,000	4,018,181
6.20%, 07/15/2030(b)	4,382,000	4,658,383
Leidos, Inc., 4.38%, 05/15/2030	4,386,000	4,257,965
Lowe’s Cos., Inc., 1.70%, 10/15/2030	7,313,000	6,239,208
Tractor Supply Co., 1.75%, 11/01/2030	3,805,000	3,239,630
		28,561,485
Technology Hardware, Storage & Peripherals-1.51%
Apple, Inc.
4.15%, 05/10/2030(b)	2,928,000	2,936,227
1.65%, 05/11/2030(b)	10,219,000	8,962,011
1.25%, 08/20/2030	7,305,000	6,232,266
NetApp, Inc., 2.70%, 06/22/2030	4,096,000	3,683,422
		21,813,926
Textiles, Apparel & Luxury Goods-0.58%
Ralph Lauren Corp., 2.95%, 06/15/2030	4,384,000	4,043,553
Tapestry, Inc., 5.10%, 03/11/2030	4,390,000	4,408,256
		8,451,809
Tobacco-2.41%
Altria Group, Inc., 3.40%, 05/06/2030	4,381,000	4,085,229
B.A.T Capital Corp. (United Kingdom), 6.34%, 08/02/2030	5,850,000	6,248,567
Philip Morris International, Inc.
5.13%, 02/15/2030(b)	12,363,000	12,592,205
2.10%, 05/01/2030	4,386,000	3,873,015
5.50%, 09/07/2030	4,096,000	4,257,053
1.75%, 11/01/2030	4,388,000	3,753,869
		34,809,938
Trading Companies & Distributors-0.71%
Air Lease Corp.
3.00%, 02/01/2030(b)	3,790,000	3,477,698
3.13%, 12/01/2030	4,383,000	3,975,651
GATX Corp., 4.00%, 06/30/2030	2,924,000	2,815,265
		10,268,614
	Principal Amount	Value
Water Utilities-0.37%
American Water Capital Corp., 2.80%, 05/01/2030	$2,917,000	$ 2,667,816
Essential Utilities, Inc., 2.70%, 04/15/2030(b)	2,930,000	2,656,762
		5,324,578
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,425,871,000)		1,434,599,438
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $881)	881	881
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $1,425,871,881)		1,434,600,319
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.12%
Invesco Private Government Fund, 4.34%(c)(d)(e)	51,929,006	51,929,006
Invesco Private Prime Fund, 4.47%(c)(d)(e)	152,399,207	152,444,927
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $204,373,933)		204,373,933
TOTAL INVESTMENTS IN SECURITIES-113.23% (Cost $1,630,245,814)		1,638,974,252
OTHER ASSETS LESS LIABILITIES-(13.23)%		(191,523,898)
NET ASSETS-100.00%		$1,447,450,354

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$446,802	$26,621,549	$(27,067,470)	$-	$-	$881	$56,274
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,502,257	132,086,204	(109,659,455)	-	-	51,929,006	894,561*
Invesco Private Prime Fund	77,390,647	300,120,755	(225,057,840)	(5,847)	(2,788)	152,444,927	2,399,659*
Total	$107,339,706	$458,828,508	$(361,784,765)	$(5,847)	$(2,788)	$204,374,814	$3,350,494

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-2.90%
Boeing Co. (The)
3.63%, 02/01/2031	$4,915,000	$4,543,717
6.39%, 05/01/2031	3,505,000	3,735,995
General Dynamics Corp., 2.25%, 06/01/2031	1,750,000	1,528,900
Howmet Aerospace, Inc., 4.85%, 10/15/2031	1,747,000	1,745,196
L3Harris Technologies, Inc.
1.80%, 01/15/2031	2,281,000	1,931,288
5.25%, 06/01/2031	2,628,000	2,673,611
Lockheed Martin Corp., 4.70%, 12/15/2031	2,120,000	2,119,219
RTX Corp.
6.00%, 03/15/2031	3,510,000	3,724,960
1.90%, 09/01/2031	3,510,000	2,935,174
Textron, Inc., 2.45%, 03/15/2031	1,754,000	1,525,157
		26,463,217
Air Freight & Logistics-0.33%
FedEx Corp., 2.40%, 05/15/2031	3,502,000	3,036,648
Automobiles-5.66%
American Honda Finance Corp.
1.80%, 01/13/2031	1,930,000	1,637,020
5.05%, 07/10/2031	2,630,000	2,660,483
4.85%, 10/23/2031	2,459,000	2,460,407
Ford Motor Co., 7.45%, 07/16/2031	3,756,000	4,055,060
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	3,506,000	3,499,990
3.63%, 06/17/2031	3,500,000	3,060,518
6.05%, 11/05/2031	4,378,000	4,375,411
General Motors Financial Co., Inc.
2.35%, 01/08/2031	3,505,000	2,985,604
5.75%, 02/08/2031	3,500,000	3,558,955
2.70%, 06/10/2031	3,510,000	3,018,031
5.60%, 06/18/2031	3,510,000	3,548,851
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	5,337,000	6,317,537
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	1,750,000	1,552,787
Toyota Motor Credit Corp.
1.65%, 01/10/2031	1,932,000	1,641,477
5.10%, 03/21/2031	3,150,000	3,210,997
1.90%, 09/12/2031	1,753,000	1,478,227
4.60%, 10/10/2031	2,630,000	2,607,279
		51,668,634
Banks-2.58%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	5,255,000	5,386,721
Bank of Montreal (Canada), 5.51%, 06/04/2031	2,810,000	2,904,174
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	3,502,000	3,011,085
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	5,262,000	4,533,513
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	$1,745,000	$1,466,132
5.42%, 07/09/2031	3,150,000	3,239,440
2.22%, 09/17/2031	3,505,000	2,994,671
		23,535,736
Beverages-2.32%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	2,629,000	2,672,906
Coca-Cola Co. (The)
2.00%, 03/05/2031	2,634,000	2,304,666
1.38%, 03/15/2031	4,616,000	3,874,758
Constellation Brands, Inc., 2.25%, 08/01/2031	3,507,000	2,977,521
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	1,751,000	1,524,409
Series 10, 5.20%, 03/15/2031	1,753,000	1,785,623
PepsiCo, Inc.
1.40%, 02/25/2031	2,633,000	2,202,222
1.95%, 10/21/2031	4,498,000	3,836,454
		21,178,559
Biotechnology-1.23%
AbbVie, Inc., 4.95%, 03/15/2031	7,205,000	7,321,483
Amgen, Inc., 2.30%, 02/25/2031	4,454,000	3,883,501
		11,204,984
Broadline Retail-1.28%
Amazon.com, Inc., 2.10%, 05/12/2031	10,696,000	9,340,666
eBay, Inc., 2.60%, 05/10/2031	2,635,000	2,325,241
		11,665,907
Building Products-0.62%
Carrier Global Corp., 2.70%, 02/15/2031	2,633,000	2,338,597
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,755,000	1,486,335
Masco Corp., 2.00%, 02/15/2031	2,107,000	1,804,039
		5,628,971
Capital Markets-3.40%
Ares Capital Corp., 3.20%, 11/15/2031	2,455,000	2,153,616
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	1,756,000	1,493,970
1.80%, 07/28/2031	1,755,000	1,490,471
BlackRock, Inc., 1.90%, 01/28/2031	4,385,000	3,787,952
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	2,624,000	2,720,615
Charles Schwab Corp. (The)
1.65%, 03/11/2031	2,633,000	2,209,918
2.30%, 05/13/2031	2,633,000	2,293,965
1.95%, 12/01/2031	2,980,000	2,495,834
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	3,506,000	3,006,933
Moody’s Corp., 2.00%, 08/19/2031	2,101,000	1,786,848
Nasdaq, Inc., 1.65%, 01/15/2031	2,280,000	1,925,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	$3,500,000	$ 3,047,509
State Street Corp., 2.20%, 03/03/2031	2,985,000	2,600,533
		31,014,048
Chemicals-0.43%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	2,110,000	2,130,661
Ecolab, Inc., 1.30%, 01/30/2031	2,110,000	1,757,942
		3,888,603
Commercial Services & Supplies-1.17%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	3,500,000	3,166,231
Republic Services, Inc., 1.45%, 02/15/2031	2,278,000	1,894,367
Waste Management, Inc.
1.50%, 03/15/2031	3,505,000	2,935,975
4.95%, 07/03/2031	2,631,000	2,676,076
		10,672,649
Communications Equipment-1.27%
Cisco Systems, Inc., 4.95%, 02/26/2031	8,769,000	8,941,828
Motorola Solutions, Inc., 2.75%, 05/24/2031	2,986,000	2,640,518
		11,582,346
Construction Materials-0.55%
Eagle Materials, Inc., 2.50%, 07/01/2031	2,629,000	2,293,229
Martin Marietta Materials, Inc., 2.40%, 07/15/2031(b)	3,147,000	2,734,457
		5,027,686
Consumer Finance-1.33%
Ally Financial, Inc.
8.00%, 11/01/2031	7,003,000	7,922,167
8.00%, 11/01/2031	1,736,000	1,953,050
Synchrony Financial, 2.88%, 10/28/2031	2,631,000	2,247,289
		12,122,506
Consumer Staples Distribution & Retail-1.08%
Dollar Tree, Inc., 2.65%, 12/01/2031	2,790,000	2,406,567
Kroger Co. (The), 1.70%, 01/15/2031	1,750,000	1,476,268
Walmart, Inc., 1.80%, 09/22/2031	7,010,000	6,002,238
		9,885,073
Containers & Packaging-0.62%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	2,805,000	2,474,006
Berry Global, Inc., 5.80%, 06/15/2031	3,025,000	3,141,712
		5,615,718
Diversified REITs-0.99%
American Assets Trust L.P., 3.38%, 02/01/2031	1,756,000	1,557,141
COPT Defense Properties L.P., 2.75%, 04/15/2031	2,090,000	1,800,733
DOC DR LLC, 2.63%, 11/01/2031	1,758,000	1,523,373
VICI Properties L.P., 5.13%, 11/15/2031	2,629,000	2,609,017
W.P. Carey, Inc., 2.40%, 02/01/2031	1,756,000	1,526,031
		9,016,295
	Principal Amount	Value
Diversified Telecommunication Services-4.19%
AT&T, Inc., 2.75%, 06/01/2031	$10,516,000	$ 9,344,377
Orange S.A. (France), 9.00%, 03/01/2031	8,762,000	10,609,199
Verizon Communications, Inc.
1.75%, 01/20/2031	7,866,000	6,653,951
2.55%, 03/21/2031	13,197,000	11,615,017
		38,222,544
Electric Utilities-5.12%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	1,750,000	1,546,539
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	2,110,000	1,833,202
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	1,768,000	1,472,995
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	3,161,000	2,774,785
DTE Electric Co., Series C, 2.63%, 03/01/2031	2,103,000	1,878,468
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	1,930,000	1,706,436
Duke Energy Corp., 2.55%, 06/15/2031	3,511,000	3,065,583
Duke Energy Florida LLC, 2.40%, 12/15/2031	2,265,000	1,959,303
Duke Energy Progress LLC, 2.00%, 08/15/2031	2,276,000	1,933,050
Entergy Corp., 2.40%, 06/15/2031	2,284,000	1,969,927
Entergy Texas, Inc., 1.75%, 03/15/2031	2,106,000	1,785,171
Eversource Energy, 5.85%, 04/15/2031	2,456,000	2,553,785
Pacific Gas and Electric Co., 2.50%, 02/01/2031	7,021,000	6,053,301
PacifiCorp, 5.30%, 02/15/2031	2,460,000	2,503,042
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,689,640	1,659,667
Progress Energy, Inc., 7.75%, 03/01/2031	2,280,000	2,614,098
Public Service Co. of Colorado, 1.88%, 06/15/2031	2,629,000	2,218,600
Southern California Edison Co., 5.45%, 06/01/2031	2,636,000	2,673,665
Virginia Electric & Power Co., 2.30%, 11/15/2031	1,750,000	1,509,702
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	2,930,000	2,964,878
		46,676,197
Electrical Equipment-0.33%
Emerson Electric Co., 2.20%, 12/21/2031	3,507,000	3,017,158
Electronic Equipment, Instruments & Components-1.01%
Amphenol Corp., 2.20%, 09/15/2031	2,630,000	2,255,311
Jabil, Inc., 3.00%, 01/15/2031	2,103,000	1,884,350
Teledyne Technologies, Inc., 2.75%, 04/01/2031	3,612,000	3,214,307
Vontier Corp., 2.95%, 04/01/2031	2,102,000	1,832,049
		9,186,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.35%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	$1,752,000	$ 1,597,630
Helmerich & Payne, Inc., 2.90%, 09/29/2031	1,917,000	1,634,599
		3,232,229
Entertainment-1.11%
Electronic Arts, Inc., 1.85%, 02/15/2031	2,630,000	2,242,488
Walt Disney Co. (The), 2.65%, 01/13/2031	8,777,000	7,901,796
		10,144,284
Financial Services-2.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	2,625,000	2,661,778
Blackstone Private Credit Fund, 6.25%, 01/25/2031	1,730,000	1,780,590
Blue Owl Finance LLC, 3.13%, 06/10/2031	2,450,000	2,171,604
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	1,758,000	1,565,635
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	2,852,000	2,470,660
Fiserv, Inc., 5.35%, 03/15/2031(b)	1,753,000	1,801,077
Global Payments, Inc., 2.90%, 11/15/2031	2,630,000	2,308,999
Mastercard, Inc.
1.90%, 03/15/2031	2,110,000	1,827,511
2.00%, 11/18/2031	2,630,000	2,241,336
ORIX Corp. (Japan), 2.25%, 03/09/2031	1,750,000	1,518,241
Visa, Inc., 1.10%, 02/15/2031	3,504,000	2,912,042
		23,259,473
Food Products-1.24%
Flowers Foods, Inc., 2.40%, 03/15/2031	1,751,000	1,510,340
General Mills, Inc., 2.25%, 10/14/2031	1,750,000	1,497,413
Kellanova, Series B, 7.45%, 04/01/2031	2,195,000	2,493,919
McCormick & Co., Inc., 1.85%, 02/15/2031	1,754,000	1,483,384
Mondelez International, Inc., 1.50%, 02/04/2031(b)	1,768,000	1,478,835
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	2,981,000	2,809,824
		11,273,715
Gas Utilities-0.52%
Atmos Energy Corp., 1.50%, 01/15/2031	2,102,000	1,764,587
National Fuel Gas Co., 2.95%, 03/01/2031	1,744,000	1,532,778
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	1,759,000	1,483,314
		4,780,679
Ground Transportation-0.98%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	4,905,000	4,263,223
Norfolk Southern Corp., 2.30%, 05/15/2031	1,750,000	1,533,409
Union Pacific Corp., 2.38%, 05/20/2031	3,504,000	3,093,822
		8,890,454
Health Care Equipment & Supplies-1.42%
Baxter International, Inc., 1.73%, 04/01/2031	2,267,000	1,893,566
Becton, Dickinson and Co., 1.96%, 02/11/2031	3,511,000	3,000,413
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Solventum Corp., 5.45%, 03/13/2031	$3,560,000	$ 3,648,616
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	2,350,000	2,084,326
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031(b)	2,632,000	2,296,402
		12,923,323
Health Care Providers & Services-7.33%
Cencora, Inc., 2.70%, 03/15/2031	3,560,000	3,164,013
Centene Corp.
2.50%, 03/01/2031	7,720,000	6,525,315
2.63%, 08/01/2031	4,565,000	3,849,498
Cigna Group (The)
2.38%, 03/15/2031	5,354,000	4,663,661
5.13%, 05/15/2031	2,634,000	2,672,075
CommonSpirit Health, 5.21%, 12/01/2031	2,720,000	2,760,855
CVS Health Corp.
5.25%, 01/30/2031	2,630,000	2,650,729
1.88%, 02/28/2031	4,453,000	3,708,634
5.55%, 06/01/2031	3,504,000	3,580,950
2.13%, 09/15/2031	3,510,000	2,922,381
Elevance Health, Inc.
2.55%, 03/15/2031	3,508,000	3,092,528
4.95%, 11/01/2031	2,634,000	2,637,464
HCA, Inc.
5.45%, 04/01/2031	6,136,000	6,249,231
2.38%, 07/15/2031	2,986,000	2,546,856
Humana, Inc., 5.38%, 04/15/2031	4,376,000	4,415,362
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	1,753,000	1,543,454
Quest Diagnostics, Inc., 2.80%, 06/30/2031	1,925,000	1,714,404
UnitedHealth Group, Inc.
4.90%, 04/15/2031	3,510,000	3,544,356
2.30%, 05/15/2031	5,260,000	4,575,208
		66,816,974
Health Care REITs-1.87%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	2,636,000	2,415,213
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	2,811,000	2,369,456
Healthpeak OP LLC, 2.88%, 01/15/2031	2,117,000	1,899,264
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	2,456,000	2,223,528
Sabra Health Care L.P., 3.20%, 12/01/2031	2,805,000	2,468,798
Ventas Realty L.P., 2.50%, 09/01/2031	1,741,000	1,506,192
Welltower OP LLC
2.75%, 01/15/2031	2,101,000	1,878,731
2.80%, 06/01/2031	2,626,000	2,337,669
		17,098,851
Hotels, Restaurants & Leisure-0.74%
Expedia Group, Inc., 2.95%, 03/15/2031	1,749,000	1,574,528
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	3,831,000	3,412,954
Starbucks Corp., 4.90%, 02/15/2031	1,756,000	1,780,821
		6,768,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Household Products-0.53%
Kimberly-Clark Corp., 2.00%, 11/02/2031	$2,090,000	$ 1,803,792
Procter & Gamble Co. (The), 1.95%, 04/23/2031	3,506,000	3,070,808
		4,874,600
Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The), 2.45%, 01/15/2031	3,490,000	2,989,708
Industrial Conglomerates-0.68%
Honeywell International, Inc.
1.75%, 09/01/2031	5,264,000	4,410,168
4.95%, 09/01/2031	1,759,000	1,788,494
		6,198,662
Insurance-2.00%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	1,750,000	1,525,394
Aon North America, Inc., 5.30%, 03/01/2031	2,281,000	2,333,434
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031(b)	1,759,000	1,588,220
Brown & Brown, Inc., 2.38%, 03/15/2031	2,458,000	2,116,962
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,110,000	1,827,195
First American Financial Corp., 2.40%, 08/15/2031	2,207,000	1,860,404
Lincoln National Corp., 3.40%, 01/15/2031(b)	1,755,000	1,617,974
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	3,510,000	3,522,930
Primerica, Inc., 2.80%, 11/19/2031	2,108,000	1,837,974
		18,230,487
Interactive Media & Services-0.39%
Meta Platforms, Inc., 4.55%, 08/15/2031	3,510,000	3,519,851
IT Services-0.47%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	2,278,000	2,019,282
VeriSign, Inc., 2.70%, 06/15/2031	2,631,000	2,299,670
		4,318,952
Leisure Products-0.18%
Brunswick Corp., 2.40%, 08/18/2031(b)	1,934,000	1,612,631
Life Sciences Tools & Services-1.01%
Agilent Technologies, Inc., 2.30%, 03/12/2031	2,978,000	2,586,870
Illumina, Inc., 2.55%, 03/23/2031	1,752,000	1,517,482
Revvity, Inc., 2.25%, 09/15/2031	1,751,000	1,477,912
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	4,275,000	3,652,940
		9,235,204
Machinery-2.46%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	3,504,000	3,114,506
Caterpillar, Inc., 1.90%, 03/12/2031	1,757,000	1,529,089
IDEX Corp., 2.63%, 06/15/2031	1,753,000	1,534,315
Ingersoll Rand, Inc., 5.31%, 06/15/2031	1,756,000	1,799,034
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
1.45%, 01/15/2031	$2,109,000	$1,785,923
4.90%, 03/07/2031(b)	2,986,000	3,034,001
2.00%, 06/17/2031	2,102,000	1,809,630
4.40%, 09/08/2031	4,210,000	4,159,412
Otis Worldwide Corp., 5.13%, 11/19/2031	2,110,000	2,139,251
Xylem, Inc., 2.25%, 01/30/2031	1,757,000	1,534,362
		22,439,523
Media-2.49%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	5,612,000	4,865,169
Comcast Corp.
1.95%, 01/15/2031	5,266,000	4,514,614
1.50%, 02/15/2031	6,145,000	5,129,498
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	1,750,000	1,524,350
Omnicom Group, Inc., 2.60%, 08/01/2031	2,790,000	2,443,140
Paramount Global, 4.95%, 01/15/2031	4,385,000	4,228,960
		22,705,731
Metals & Mining-0.18%
Steel Dynamics, Inc., 3.25%, 01/15/2031	1,750,000	1,611,470
Multi-Utilities-1.22%
Ameren Corp., 3.50%, 01/15/2031	2,804,000	2,611,810
CenterPoint Energy, Inc., 2.65%, 06/01/2031	1,750,000	1,541,401
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	2,986,000	2,533,046
NiSource, Inc., 1.70%, 02/15/2031	2,630,000	2,204,936
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,627,000	2,261,311
		11,152,504
Office REITs-0.43%
Boston Properties L.P., 3.25%, 01/30/2031	4,390,000	3,940,797
Oil, Gas & Consumable Fuels-5.92%
Burlington Resources LLC, 7.20%, 08/15/2031	1,563,000	1,773,211
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	5,246,000	4,940,699
Devon Energy Corp., 7.88%, 09/30/2031	2,372,000	2,724,098
Diamondback Energy, Inc., 3.13%, 03/24/2031	2,695,000	2,442,772
Hess Corp., 7.30%, 08/15/2031	2,211,000	2,506,258
HF Sinclair Corp., 5.75%, 01/15/2031	2,400,000	2,442,834
Kinder Morgan, Inc.
2.00%, 02/15/2031	2,630,000	2,249,594
7.80%, 08/01/2031	1,887,000	2,161,212
Occidental Petroleum Corp.
6.13%, 01/01/2031	4,012,000	4,166,927
7.50%, 05/01/2031	2,987,000	3,311,532
ONEOK, Inc.
6.35%, 01/15/2031	2,101,000	2,240,324
4.75%, 10/15/2031	4,390,000	4,320,554
Ovintiv, Inc., 7.38%, 11/01/2031	1,753,000	1,935,825
Phillips 66 Co., 5.25%, 06/15/2031	4,209,000	4,279,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Pioneer Natural Resources Co., 2.15%, 01/15/2031	$3,509,000	$ 3,057,374
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	3,500,000	3,437,685
Valero Energy Corp., 2.80%, 12/01/2031	1,619,000	1,416,070
Williams Cos., Inc. (The), 2.60%, 03/15/2031	5,259,000	4,613,424
		54,020,244
Personal Care Products-0.47%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	2,101,000	1,788,871
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	2,970,000	2,518,185
		4,307,056
Pharmaceuticals-3.50%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	3,507,000	3,565,662
2.25%, 05/28/2031(b)	2,633,000	2,298,604
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	3,505,000	3,703,659
5.10%, 02/22/2031	4,447,000	4,549,651
Johnson & Johnson, 4.90%, 06/01/2031	4,030,000	4,127,363
Merck & Co., Inc., 2.15%, 12/10/2031	7,010,000	6,015,598
Novartis Capital Corp., 4.00%, 09/18/2031	2,980,000	2,897,302
Pfizer, Inc., 1.75%, 08/18/2031	3,510,000	2,973,104
Royalty Pharma PLC, 2.15%, 09/02/2031	2,120,000	1,785,035
		31,915,978
Professional Services-0.67%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	3,513,000	3,071,718
Equifax, Inc., 2.35%, 09/15/2031	3,509,000	3,013,026
		6,084,744
Real Estate Management & Development-0.17%
CBRE Services, Inc., 2.50%, 04/01/2031	1,758,000	1,524,431
Residential REITs-0.83%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	2,110,000	1,871,189
ERP Operating L.P., 1.85%, 08/01/2031	1,751,000	1,483,161
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	2,270,000	1,900,084
Sun Communities Operating L.P., 2.70%, 07/15/2031	2,636,000	2,291,979
		7,546,413
Retail REITs-0.90%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	1,740,000	1,498,467
Kimco Realty OP LLC, 2.25%, 12/01/2031	1,752,000	1,494,989
Realty Income Corp., 3.25%, 01/15/2031	3,331,000	3,071,388
Simon Property Group L.P., 2.20%, 02/01/2031	2,454,000	2,132,972
		8,197,816
Semiconductors & Semiconductor Equipment-2.92%
Analog Devices, Inc., 2.10%, 10/01/2031	3,511,000	3,016,392
Broadcom, Inc., 5.15%, 11/15/2031	5,333,000	5,426,966
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
5.00%, 02/21/2031(b)	$1,753,000	$1,759,172
2.00%, 08/12/2031(b)	4,384,000	3,655,163
Marvell Technology, Inc., 2.95%, 04/15/2031	2,621,000	2,350,025
Micron Technology, Inc., 5.30%, 01/15/2031	3,505,000	3,553,768
NVIDIA Corp., 2.00%, 06/15/2031	4,452,000	3,866,637
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,746,000	1,510,719
Texas Instruments, Inc., 1.90%, 09/15/2031	1,750,000	1,497,516
		26,636,358
Software-3.80%
Accenture Capital, Inc., 4.25%, 10/04/2031	4,270,000	4,181,210
AppLovin Corp., 5.38%, 12/01/2031	3,507,000	3,580,495
Autodesk, Inc., 2.40%, 12/15/2031	3,512,000	3,016,186
Fortinet, Inc., 2.20%, 03/15/2031	1,755,000	1,521,154
Oracle Corp., 2.88%, 03/25/2031	11,549,000	10,345,614
Roper Technologies, Inc., 1.75%, 02/15/2031	3,509,000	2,948,098
Salesforce, Inc., 1.95%, 07/15/2031	5,245,000	4,503,976
VMware LLC, 2.20%, 08/15/2031	5,330,000	4,539,963
		34,636,696
Specialized REITs-2.83%
American Tower Corp.
2.70%, 04/15/2031	2,461,000	2,175,889
2.30%, 09/15/2031	2,455,000	2,096,721
Crown Castle, Inc.
2.25%, 01/15/2031	3,861,000	3,326,985
2.10%, 04/01/2031	3,510,000	2,979,977
2.50%, 07/15/2031	2,630,000	2,267,509
Equinix, Inc., 2.50%, 05/15/2031	3,506,000	3,059,287
Extra Space Storage L.P.
5.90%, 01/15/2031	2,110,000	2,216,909
2.40%, 10/15/2031	2,101,000	1,797,303
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	2,416,000	2,255,793
Public Storage Operating Co.
2.30%, 05/01/2031	2,283,000	1,995,164
2.25%, 11/09/2031	1,925,000	1,652,323
		25,823,860
Specialty Retail-2.83%
AutoZone, Inc., 1.65%, 01/15/2031	2,102,000	1,769,440
Home Depot, Inc. (The)
1.38%, 03/15/2031	4,389,000	3,644,371
4.85%, 06/25/2031	3,504,000	3,546,194
1.88%, 09/15/2031	3,513,000	2,966,007
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	1,743,000	1,746,689
Leidos, Inc., 2.30%, 02/15/2031	3,509,000	3,024,237
Lowe’s Cos., Inc., 2.63%, 04/01/2031	5,332,000	4,734,652
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	1,750,000	1,470,839
Ross Stores, Inc., 1.88%, 04/15/2031	1,753,000	1,479,480
TJX Cos., Inc. (The), 1.60%, 05/15/2031	1,750,000	1,470,648
		25,852,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.07%
Apple, Inc.
1.65%, 02/08/2031	$9,763,000	$8,413,729
1.70%, 08/05/2031	3,513,000	2,999,344
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	4,450,000	4,433,595
HP, Inc., 2.65%, 06/17/2031	3,498,000	3,051,763
		18,898,431
Tobacco-1.54%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	2,981,000	3,108,104
2.73%, 03/25/2031	4,385,000	3,879,491
Philip Morris International, Inc.
5.13%, 02/13/2031	4,378,000	4,456,133
4.75%, 11/01/2031	2,630,000	2,620,518
		14,064,246
Trading Companies & Distributors-0.23%
Air Lease Corp., 5.20%, 07/15/2031	2,107,000	2,121,420
Water Utilities-0.18%
American Water Capital Corp., 2.30%, 06/01/2031	1,929,000	1,670,401
Wireless Telecommunication Services-1.21%
T-Mobile USA, Inc.
2.88%, 02/15/2031	3,501,000	3,126,597
3.50%, 04/15/2031	8,572,000	7,929,210
		11,055,807
Total U.S. Dollar Denominated Bonds & Notes (Cost $893,858,871)		902,684,359
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $809,929)	809,929	$ 809,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $894,668,800)		903,494,288
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.31%
Invesco Private Government Fund, 4.34%(c)(d)(e)	2,119,782	2,119,782
Invesco Private Prime Fund, 4.47%(c)(d)(e)	9,779,354	9,782,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,902,070)		11,902,070
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $906,570,870)		915,396,358
OTHER ASSETS LESS LIABILITIES-(0.36)%		(3,242,527)
NET ASSETS-100.00%		$912,153,831

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,840	$20,478,031	$(19,713,942)	$-	$-	$809,929	$47,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,527,136	$21,981,506	$(23,388,860)	$-	$-	$2,119,782	$85,159*
Invesco Private Prime Fund	9,205,772	44,742,688	(44,165,407)	(531)	(234)	9,782,288	225,623*
Total	$12,778,748	$87,202,225	$(87,268,209)	$(531)	$(234)	$12,711,999	$357,967

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.79%
Aerospace & Defense-1.44%
General Electric Co., 6.75%, 03/15/2032	$4,970,000	$ 5,553,041
Lockheed Martin Corp., 3.90%, 06/15/2032	2,998,000	2,836,747
RTX Corp., 2.38%, 03/15/2032	3,745,000	3,183,562
		11,573,350
Automobiles-2.67%
Ford Motor Co.
3.25%, 02/12/2032	9,380,500	7,833,495
6.10%, 08/19/2032(b)	6,568,000	6,503,468
General Motors Co., 5.60%, 10/15/2032	4,689,000	4,732,102
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	2,810,000	2,491,485
		21,560,550
Banks-4.57%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	3,190,000	2,743,022
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	3,750,000	3,445,063
Citigroup, Inc., 6.63%, 06/15/2032	3,750,000	4,058,141
Citizens Financial Group, Inc., 2.64%, 09/30/2032	2,332,000	1,941,424
KeyBank N.A., 4.90%, 08/08/2032	2,715,000	2,634,410
Royal Bank of Canada (Canada), 3.88%, 05/04/2032(b)	3,750,000	3,524,452
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	2,210,000	2,270,563
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	2,251,000	1,925,384
5.30%, 01/30/2032	2,000,000	2,037,229
3.20%, 03/10/2032	5,623,000	5,038,499
4.46%, 06/08/2032(b)	7,500,000	7,255,319
		36,873,506
Beverages-1.54%
Constellation Brands, Inc., 4.75%, 05/09/2032	2,611,000	2,560,390
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	2,765,000	2,326,597
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032(b)	3,189,000	3,041,917
PepsiCo, Inc., 3.90%, 07/18/2032(b)	4,680,000	4,469,696
		12,398,600
Biotechnology-0.81%
Amgen, Inc.
2.00%, 01/15/2032	3,756,000	3,135,718
3.35%, 02/22/2032	3,746,000	3,412,479
		6,548,197
Broadline Retail-2.15%
Amazon.com, Inc.
3.60%, 04/13/2032	9,382,000	8,841,366
4.70%, 12/01/2032	8,437,000	8,527,903
		17,369,269
Building Products-0.21%
Carlisle Cos., Inc., 2.20%, 03/01/2032	2,060,000	1,723,756
	Principal Amount	Value
Capital Markets-5.37%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	$1,880,000	$ 1,836,408
Ares Capital Corp., 5.80%, 03/08/2032	3,750,000	3,757,283
BlackRock, Inc., 2.10%, 02/25/2032	3,750,000	3,167,358
Blackstone Private Credit Fund, 6.00%, 01/29/2032	3,000,000	2,996,776
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	2,240,000	1,897,975
Charles Schwab Corp. (The), 2.90%, 03/03/2032	3,755,000	3,309,398
CME Group, Inc., 2.65%, 03/15/2032	2,810,000	2,471,209
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	2,775,000	3,133,396
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,871,000	1,682,453
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	1,872,000	1,564,220
Moody’s Corp., 4.25%, 08/08/2032	1,864,000	1,794,077
Morgan Stanley, 7.25%, 04/01/2032	3,696,000	4,230,500
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	2,800,000	2,459,435
Northern Trust Corp., 6.13%, 11/02/2032(b)	3,755,000	4,047,013
S&P Global, Inc., 2.90%, 03/01/2032	5,594,000	4,975,368
		43,322,869
Chemicals-1.21%
Albemarle Corp., 5.05%, 06/01/2032	2,250,000	2,186,058
Celanese US Holdings LLC, 6.63%, 07/15/2032(b)	3,750,000	3,913,637
Ecolab, Inc., 2.13%, 02/01/2032	2,440,000	2,074,202
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	1,876,000	1,585,079
		9,758,976
Commercial Services & Supplies-1.55%
Republic Services, Inc., 1.75%, 02/15/2032	2,816,000	2,325,798
Waste Connections, Inc.
2.20%, 01/15/2032	2,435,000	2,057,905
3.20%, 06/01/2032	1,871,000	1,675,183
Waste Management, Inc.
4.80%, 03/15/2032	2,814,000	2,822,187
4.15%, 04/15/2032	3,750,000	3,618,531
		12,499,604
Communications Equipment-0.29%
Motorola Solutions, Inc., 5.60%, 06/01/2032	2,251,000	2,327,178
Construction & Engineering-0.20%
Quanta Services, Inc., 2.35%, 01/15/2032	1,880,000	1,587,932
Consumer Finance-0.88%
Discover Financial Services, 6.70%, 11/29/2032	2,815,000	3,052,308
General Motors Financial Co., Inc., 3.10%, 01/12/2032	4,690,000	4,051,285
		7,103,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-1.74%
Costco Wholesale Corp., 1.75%, 04/20/2032	$3,750,000	$ 3,127,660
Dollar General Corp., 5.00%, 11/01/2032(b)	2,628,000	2,580,622
Target Corp., 4.50%, 09/15/2032	3,750,000	3,692,715
Walmart, Inc., 4.15%, 09/09/2032	4,690,000	4,594,718
		13,995,715
Containers & Packaging-0.62%
Avery Dennison Corp., 2.25%, 02/15/2032	1,880,000	1,576,313
Sonoco Products Co., 2.85%, 02/01/2032(b)	1,880,000	1,635,292
WRKCo, Inc., 4.20%, 06/01/2032	1,870,000	1,781,544
		4,993,149
Distributors-0.20%
Genuine Parts Co., 2.75%, 02/01/2032	1,880,000	1,620,774
Diversified REITs-0.88%
CubeSmart L.P., 2.50%, 02/15/2032	1,880,000	1,599,442
VICI Properties L.P., 5.13%, 05/15/2032	5,593,000	5,514,433
		7,113,875
Diversified Telecommunication Services-3.46%
AT&T, Inc., 2.25%, 02/01/2032	9,378,000	7,911,678
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	1,876,000	2,346,202
TELUS Corp. (Canada), 3.40%, 05/13/2032	3,375,000	3,050,679
Verizon Communications, Inc., 2.36%, 03/15/2032	17,207,000	14,587,059
		27,895,618
Electric Utilities-8.39%
AEP Texas, Inc., 4.70%, 05/15/2032	1,880,000	1,835,754
Alabama Power Co., 3.05%, 03/15/2032	2,630,000	2,354,636
American Electric Power Co., Inc., 5.95%, 11/01/2032	1,872,000	1,964,299
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	1,880,000	1,801,684
DTE Electric Co., Series A, 3.00%, 03/01/2032	1,873,000	1,682,316
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	1,878,000	1,655,245
Duke Energy Corp., 4.50%, 08/15/2032	4,315,000	4,181,305
Duke Energy Progress LLC, 3.40%, 04/01/2032	1,880,000	1,721,642
Edison International, 5.25%, 03/15/2032(b)	2,060,000	1,953,614
Entergy Louisiana LLC, 2.35%, 06/15/2032	1,878,000	1,599,236
Eversource Energy, 3.38%, 03/01/2032	2,435,000	2,174,155
Exelon Corp., 3.35%, 03/15/2032	2,218,000	2,002,987
Florida Power & Light Co., 2.45%, 02/03/2032	5,624,000	4,856,720
Georgia Power Co., 4.70%, 05/15/2032	2,627,000	2,598,127
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	1,874,000	1,641,772
4.02%, 11/01/2032	2,243,000	2,122,797
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	3,525,000	3,010,829
5.00%, 07/15/2032	3,736,000	3,738,479
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	2,623,000	2,560,839
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co., 5.90%, 06/15/2032	$2,200,000	$ 2,256,680
Public Service Electric and Gas Co., 3.10%, 03/15/2032	1,880,000	1,696,026
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	1,880,000	1,653,285
Southern California Edison Co.
2.75%, 02/01/2032	1,878,000	1,599,410
5.95%, 11/01/2032	2,810,000	2,889,811
Southern Co. (The), 5.70%, 10/15/2032	1,875,000	1,957,321
Union Electric Co., 2.15%, 03/15/2032	1,957,000	1,651,649
Virginia Electric & Power Co., 2.40%, 03/30/2032	2,250,000	1,927,789
Wisconsin Electric Power Co., 4.75%, 09/30/2032	1,878,000	1,878,798
Wisconsin Power and Light Co., 3.95%, 09/01/2032	2,254,000	2,128,472
Xcel Energy, Inc., 4.60%, 06/01/2032	2,613,000	2,534,090
		67,629,767
Electrical Equipment-0.23%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	1,876,000	1,825,333
Electronic Equipment, Instruments & Components-1.27%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,250,000	2,292,244
Arrow Electronics, Inc., 2.95%, 02/15/2032	1,870,000	1,617,633
Eaton Corp., 4.00%, 11/02/2032	2,630,000	2,501,746
Flex Ltd., 5.25%, 01/15/2032	1,880,000	1,880,327
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	2,255,000	1,968,054
		10,260,004
Entertainment-2.57%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	1,871,000	1,767,430
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	1,877,000	2,135,079
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	18,734,000	16,835,387
		20,737,896
Financial Services-5.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	15,064,000	13,396,058
Cintas Corp. No. 2, 4.00%, 05/01/2032	2,998,000	2,859,309
Corebridge Financial, Inc., 3.90%, 04/05/2032	5,630,000	5,234,748
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	2,810,000	2,831,024
Global Payments, Inc., 5.40%, 08/15/2032	2,814,000	2,865,346
Mastercard, Inc., 4.35%, 01/15/2032	4,310,000	4,231,623
ORIX Corp. (Japan)
4.00%, 04/13/2032	1,873,000	1,768,234
5.20%, 09/13/2032	1,875,000	1,909,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
PayPal Holdings, Inc., 4.40%, 06/01/2032	$3,749,000	$ 3,662,401
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	1,876,000	1,868,736
		40,627,321
Food Products-1.22%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	2,815,000	2,490,438
Mondelez International, Inc.
3.00%, 03/17/2032	2,815,000	2,504,585
1.88%, 10/15/2032	2,342,000	1,925,323
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	3,336,000	2,954,558
		9,874,904
Gas Utilities-0.72%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	1,874,000	1,809,345
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	1,875,000	1,885,775
Southwest Gas Corp., 4.05%, 03/15/2032	2,247,000	2,113,530
		5,808,650
Ground Transportation-1.54%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	2,999,000	2,811,346
CSX Corp., 4.10%, 11/15/2032	3,564,000	3,407,948
Norfolk Southern Corp., 3.00%, 03/15/2032	2,250,000	2,004,029
Union Pacific Corp., 2.80%, 02/14/2032	4,684,000	4,155,117
		12,378,440
Health Care Equipment & Supplies-1.71%
Baxter International, Inc., 2.54%, 02/01/2032(b)	5,779,000	4,964,390
Becton, Dickinson and Co., 4.30%, 08/22/2032	1,880,000	1,806,227
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	6,585,000	6,983,007
		13,753,624
Health Care Providers & Services-3.30%
Elevance Health, Inc.
4.10%, 05/15/2032	2,250,000	2,132,814
5.50%, 10/15/2032	2,440,000	2,519,254
HCA, Inc., 3.63%, 03/15/2032	7,498,000	6,788,638
Humana, Inc., 2.15%, 02/03/2032	2,789,000	2,289,816
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,880,000	1,833,037
UnitedHealth Group, Inc.
4.95%, 01/15/2032	5,630,000	5,653,014
4.20%, 05/15/2032	5,630,000	5,402,680
		26,619,253
Health Care REITs-0.78%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	3,373,000	2,761,233
Welltower OP LLC
2.75%, 01/15/2032	1,879,000	1,638,983
3.85%, 06/15/2032	2,060,000	1,927,023
		6,327,239
	Principal Amount	Value
Hotels, Restaurants & Leisure-1.18%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	$3,750,000	$ 3,366,518
McDonald’s Corp., 4.60%, 09/09/2032(b)	2,810,000	2,789,178
Starbucks Corp., 3.00%, 02/14/2032	3,750,000	3,358,121
		9,513,817
Household Products-1.08%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	1,872,000	1,955,264
Clorox Co. (The), 4.60%, 05/01/2032(b)	2,250,000	2,221,860
Colgate-Palmolive Co., 3.25%, 08/15/2032	1,877,000	1,724,932
Procter & Gamble Co. (The), 2.30%, 02/01/2032	3,176,000	2,791,941
		8,693,997
Industrial Conglomerates-0.52%
GE Capital Funding LLC, 4.55%, 05/15/2032	1,780,000	1,748,160
Honeywell International, Inc., 4.75%, 02/01/2032	2,440,000	2,443,490
		4,191,650
Industrial REITs-0.19%
Prologis L.P., 2.25%, 01/15/2032	1,821,000	1,555,408
Insurance-2.59%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	1,879,000	1,889,724
Arthur J. Gallagher & Co., 5.00%, 02/15/2032	1,880,000	1,881,356
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	3,750,000	3,380,449
Brown & Brown, Inc., 4.20%, 03/17/2032	2,210,000	2,086,639
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	2,776,000	2,853,028
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	2,817,000	2,632,655
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	1,879,000	1,982,508
MetLife, Inc., 6.50%, 12/15/2032	2,249,000	2,496,984
Progressive Corp. (The), 3.00%, 03/15/2032	1,845,000	1,651,383
		20,854,726
Interactive Media & Services-1.31%
Meta Platforms, Inc., 3.85%, 08/15/2032	11,178,000	10,585,796
IT Services-0.84%
International Business Machines Corp.
2.72%, 02/09/2032	1,880,000	1,656,673
4.40%, 07/27/2032	2,810,000	2,726,059
5.88%, 11/29/2032	2,252,000	2,404,474
		6,787,206
Life Sciences Tools & Services-0.62%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	3,000,000	2,728,361
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	2,247,000	2,277,630
		5,005,991
Machinery-0.90%
Flowserve Corp., 2.80%, 01/15/2032	1,873,000	1,620,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
3.90%, 06/07/2032	$1,875,000	$1,779,394
4.35%, 09/15/2032	2,249,000	2,191,933
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	1,872,000	1,644,894
		7,237,020
Media-1.28%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032(b)	3,755,000	3,048,885
Comcast Corp., 5.50%, 11/15/2032	3,750,000	3,895,673
Paramount Global, 4.20%, 05/19/2032	3,740,000	3,379,981
		10,324,539
Metals & Mining-1.07%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	3,752,000	4,065,099
Newmont Corp., 2.60%, 07/15/2032(b)	3,106,000	2,695,458
Nucor Corp., 3.13%, 04/01/2032	2,060,000	1,851,620
		8,612,177
Multi-Utilities-0.62%
Ameren Illinois Co., 3.85%, 09/01/2032	1,860,000	1,744,191
Dominion Energy, Inc., 5.38%, 11/15/2032	3,190,000	3,248,072
		4,992,263
Office REITs-0.33%
Boston Properties L.P., 2.55%, 04/01/2032	3,190,000	2,637,345
Oil, Gas & Consumable Fuels-6.12%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,879,000	1,685,724
BP Capital Markets America, Inc., 2.72%, 01/12/2032(b)	7,504,000	6,580,068
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	1,861,000	1,578,942
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	4,484,000	3,956,434
ConocoPhillips, 5.90%, 10/15/2032	1,895,000	2,023,193
ConocoPhillips Co., 4.85%, 01/15/2032	2,440,000	2,438,587
Expand Energy Corp., 4.75%, 02/01/2032	4,278,000	4,058,461
Kinder Morgan, Inc., 7.75%, 01/15/2032	3,773,000	4,323,298
MPLX L.P., 4.95%, 09/01/2032	3,744,000	3,684,526
Occidental Petroleum Corp., 5.38%, 01/01/2032	3,753,000	3,727,638
ONEOK, Inc., 6.10%, 11/15/2032	2,810,000	2,966,905
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032(b)	1,880,000	2,073,629
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	3,750,000	3,470,883
Valero Energy Corp., 7.50%, 04/15/2032	2,731,000	3,109,155
Williams Cos., Inc. (The), 4.65%, 08/15/2032	3,752,000	3,637,224
		49,314,667
Personal Care Products-0.50%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	3,747,000	4,058,128
	Principal Amount	Value
Pharmaceuticals-1.94%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	$6,568,000	$ 5,857,428
Haleon US Capital LLC, 3.63%, 03/24/2032	7,450,000	6,864,297
Zoetis, Inc., 5.60%, 11/16/2032	2,810,000	2,947,223
		15,668,948
Residential REITs-1.31%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	2,250,000	2,058,640
AvalonBay Communities, Inc., 2.05%, 01/15/2032	2,611,000	2,216,342
Essex Portfolio L.P., 2.65%, 03/15/2032	2,428,000	2,097,624
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	2,250,000	2,113,002
Sun Communities Operating L.P., 4.20%, 04/15/2032	2,240,000	2,100,720
		10,586,328
Retail REITs-1.45%
Kimco Realty OP LLC, 3.20%, 04/01/2032	2,251,000	2,021,280
Realty Income Corp.
5.63%, 10/13/2032	2,809,000	2,916,758
2.85%, 12/15/2032	2,609,000	2,253,549
Simon Property Group L.P.
2.25%, 01/15/2032	2,625,000	2,233,801
2.65%, 02/01/2032	2,628,000	2,285,516
		11,710,904
Semiconductors & Semiconductor Equipment-4.45%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032(b)	1,880,000	1,783,101
Broadcom, Inc.
4.55%, 02/15/2032	3,274,000	3,206,147
5.20%, 04/15/2032	4,130,000	4,204,661
4.30%, 11/15/2032	7,496,000	7,177,405
Intel Corp.
4.15%, 08/05/2032	4,685,000	4,377,020
4.00%, 12/15/2032	2,816,000	2,598,201
KLA Corp., 4.65%, 07/15/2032	3,746,000	3,735,097
Micron Technology, Inc., 2.70%, 04/15/2032	3,739,000	3,208,584
QUALCOMM, Inc.
1.65%, 05/20/2032	4,626,000	3,756,858
4.25%, 05/20/2032(b)	1,877,000	1,826,292
		35,873,366
Software-2.39%
Oracle Corp.
5.25%, 02/03/2032	4,000,000	4,061,422
6.25%, 11/09/2032	8,438,000	9,042,840
Roper Technologies, Inc., 4.75%, 02/15/2032	1,860,000	1,844,161
Workday, Inc., 3.80%, 04/01/2032	4,690,000	4,355,216
		19,303,639
Specialized REITs-1.71%
American Tower Corp., 4.05%, 03/15/2032	2,441,000	2,307,195
Equinix, Inc., 3.90%, 04/15/2032	4,505,000	4,222,641
Extra Space Storage L.P., 2.35%, 03/15/2032	2,246,000	1,885,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	$2,980,000	$ 2,597,231
Weyerhaeuser Co., 7.38%, 03/15/2032	2,433,000	2,753,503
		13,766,434
Specialty Retail-3.09%
AutoNation, Inc., 3.85%, 03/01/2032	2,606,000	2,375,187
AutoZone, Inc., 4.75%, 08/01/2032	2,815,000	2,770,750
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	2,811,000	2,503,438
Home Depot, Inc. (The)
3.25%, 04/15/2032	4,690,000	4,275,806
4.50%, 09/15/2032	4,692,000	4,646,237
Lowe’s Cos., Inc., 3.75%, 04/01/2032	5,622,000	5,248,845
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	3,190,000	3,136,261
		24,956,524
Technology Hardware, Storage & Peripherals-1.15%
Apple, Inc., 3.35%, 08/08/2032(b)	5,631,000	5,269,441
HP, Inc., 4.20%, 04/15/2032	2,532,000	2,407,586
Western Digital Corp., 3.10%, 02/01/2032	1,880,000	1,608,540
		9,285,567
Textiles, Apparel & Luxury Goods-0.20%
Tapestry, Inc., 3.05%, 03/15/2032	1,880,000	1,641,118
Tobacco-2.15%
Altria Group, Inc., 2.45%, 02/04/2032	6,548,000	5,521,925
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	3,379,000	3,309,450
7.75%, 10/19/2032	2,251,000	2,596,191
Philip Morris International, Inc., 5.75%, 11/17/2032	5,630,000	5,907,506
		17,335,072
Trading Companies & Distributors-0.30%
Air Lease Corp., 2.88%, 01/15/2032	2,760,000	2,410,473
Water Utilities-0.36%
American Water Capital Corp., 4.45%, 06/01/2032	3,000,000	2,908,545
	Principal Amount	Value
Wireless Telecommunication Services-2.58%
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032(b)	$2,255,000	$ 1,882,145
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	7,310,000	6,667,652
Sprint Capital Corp., 8.75%, 03/15/2032	7,490,000	9,020,125
T-Mobile USA, Inc., 2.70%, 03/15/2032	3,750,000	3,242,949
		20,812,871
Total U.S. Dollar Denominated Bonds & Notes (Cost $785,569,323)		796,733,461
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $397,270)	397,270	397,270
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $785,966,593)		797,130,731
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.97%
Invesco Private Government Fund, 4.34%(c)(d)(e)	10,987,406	10,987,406
Invesco Private Prime Fund, 4.47%(c)(d)(e)	29,108,601	29,117,334
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,104,740)		40,104,740
TOTAL INVESTMENTS IN SECURITIES-103.81% (Cost $826,071,333)		837,235,471
OTHER ASSETS LESS LIABILITIES-(3.81)%		(30,747,145)
NET ASSETS-100.00%		$806,488,326

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,309	$14,311,587	$(13,966,626)	$-	$-	$397,270	$30,752
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,907,673	58,733,021	(54,653,288)	-	-	10,987,406	178,639*
Invesco Private Prime Fund	13,011,726	98,726,554	(82,618,698)	(771)	(1,477)	29,117,334	465,298*
Total	$19,971,708	$171,771,162	$(151,238,612)	$(771)	$(1,477)	$40,502,010	$674,689

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.45%
Aerospace & Defense-2.45%
HEICO Corp., 5.35%, 08/01/2033	$1,446,000	$ 1,462,049
L3Harris Technologies, Inc., 5.40%, 07/31/2033	3,615,000	3,678,576
Lockheed Martin Corp., 5.25%, 01/15/2033	2,407,000	2,471,521
Northrop Grumman Corp., 4.70%, 03/15/2033	2,406,000	2,372,610
RTX Corp., 5.15%, 02/27/2033	3,011,000	3,043,123
		13,027,879
Air Freight & Logistics-0.41%
United Parcel Service, Inc., 4.88%, 03/03/2033	2,170,000	2,181,020
Automobile Components-0.23%
Magna International, Inc. (Canada), 5.50%, 03/21/2033(b)	1,202,000	1,230,338
Automobiles-1.03%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	2,935,000	3,052,582
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	1,202,000	1,236,685
Toyota Motor Credit Corp., 4.70%, 01/12/2033	1,203,000	1,193,004
		5,482,271
Banks-5.73%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	4,906,000	5,278,079
6.94%, 11/07/2033	3,530,000	3,959,157
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033(b)	2,645,000	2,823,490
Citigroup, Inc., 6.00%, 10/31/2033	1,573,000	1,647,646
KeyBank N.A., 5.00%, 01/26/2033	2,352,000	2,310,496
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	4,090,000	4,113,522
5.00%, 05/02/2033	2,163,000	2,174,002
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	4,120,000	4,321,201
5.78%, 07/13/2033	1,530,000	1,607,961
5.81%, 09/14/2033	2,115,000	2,243,778
		30,479,332
Beverages-1.84%
Brown-Forman Corp., 4.75%, 04/15/2033(b)	1,565,000	1,544,588
Constellation Brands, Inc., 4.90%, 05/01/2033	1,805,000	1,770,949
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	1,765,000	1,830,073
5.63%, 10/05/2033	2,115,000	2,213,574
PepsiCo, Inc., 4.45%, 02/15/2033	2,407,000	2,415,235
		9,774,419
	Principal Amount	Value
Biotechnology-2.74%
Amgen, Inc.
4.20%, 03/01/2033	$1,810,000	$1,716,532
5.25%, 03/02/2033	10,231,000	10,392,273
Gilead Sciences, Inc., 5.25%, 10/15/2033	2,407,000	2,465,107
		14,573,912
Building Products-0.61%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	1,446,000	1,511,349
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	1,684,000	1,715,891
		3,227,240
Capital Markets-2.39%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	1,807,000	1,826,283
BlackRock, Inc., 4.75%, 05/25/2033	3,011,000	3,014,006
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033	2,490,000	2,697,327
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	1,760,000	1,869,063
6.09%, 07/12/2033(b)	1,410,000	1,495,249
S&P Global, Inc., 5.25%, 09/15/2033	1,795,000	1,845,887
		12,747,815
Chemicals-2.21%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	1,446,000	1,449,604
Celanese US Holdings LLC, 6.95%, 11/15/2033(b)	2,349,000	2,512,976
Dow Chemical Co. (The), 6.30%, 03/15/2033	1,448,000	1,569,590
Eastman Chemical Co., 5.75%, 03/08/2033	1,178,000	1,223,760
EIDP, Inc., 4.80%, 05/15/2033	1,441,000	1,423,621
FMC Corp., 5.65%, 05/18/2033	1,180,000	1,173,820
LYB International Finance III LLC, 5.63%, 05/15/2033	1,208,000	1,238,854
Mosaic Co. (The), 5.45%, 11/15/2033	1,178,000	1,194,658
		11,786,883
Commercial Services & Supplies-1.43%
Republic Services, Inc.
2.38%, 03/15/2033	1,681,000	1,397,650
5.00%, 12/15/2033	1,565,000	1,571,006
Veralto Corp., 5.45%, 09/18/2033	1,682,000	1,728,516
Waste Connections, Inc., 4.20%, 01/15/2033	1,804,000	1,715,677
Waste Management, Inc., 4.63%, 02/15/2033	1,208,000	1,195,887
		7,608,736
Consumer Finance-0.74%
Ally Financial, Inc., 6.70%, 02/14/2033	1,208,000	1,248,746
General Motors Financial Co., Inc., 6.40%, 01/09/2033	2,556,000	2,674,414
		3,923,160
Consumer Staples Distribution & Retail-1.34%
Dollar General Corp., 5.45%, 07/05/2033(b)	2,406,000	2,430,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 4.40%, 01/15/2033	$1,208,000	$ 1,177,112
Walmart, Inc., 4.10%, 04/15/2033	3,615,000	3,515,193
		7,122,487
Containers & Packaging-0.46%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,204,000	1,245,860
WRKCo, Inc., 3.00%, 06/15/2033	1,406,000	1,216,413
		2,462,273
Distributors-0.32%
LKQ Corp., 6.25%, 06/15/2033	1,615,000	1,693,419
Diversified Telecommunication Services-4.91%
AT&T, Inc., 2.55%, 12/01/2033	9,016,000	7,426,009
Bell Canada (Canada), 5.10%, 05/11/2033(b)	2,045,000	2,026,441
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,011,000	3,043,089
5.05%, 07/15/2033	6,259,000	6,242,789
Verizon Communications, Inc.
5.05%, 05/09/2033	2,405,000	2,424,300
4.50%, 08/10/2033	5,149,000	4,965,803
		26,128,431
Electric Utilities-8.77%
American Electric Power Co., Inc., 5.63%, 03/01/2033(b)	2,051,000	2,108,500
Arizona Public Service Co., 5.55%, 08/01/2033	1,200,000	1,223,524
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	1,446,000	1,442,062
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,204,000	1,228,844
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	3,011,000	3,020,023
Duke Energy Corp., 5.75%, 09/15/2033	1,445,000	1,512,079
Duke Energy Florida LLC, 5.88%, 11/15/2033	1,440,000	1,527,109
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,201,000	1,224,557
Entergy Louisiana LLC, 4.00%, 03/15/2033	1,762,000	1,651,856
Eversource Energy, 5.13%, 05/15/2033	1,925,000	1,907,477
Exelon Corp., 5.30%, 03/15/2033	2,038,000	2,076,662
Florida Power & Light Co.
5.10%, 04/01/2033	1,810,000	1,835,310
4.80%, 05/15/2033	1,810,000	1,798,485
Georgia Power Co., 4.95%, 05/17/2033	2,410,000	2,397,049
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	1,565,000	1,645,876
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	2,409,000	2,406,454
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,926,000	2,011,005
Pacific Gas and Electric Co.
6.15%, 01/15/2033	1,802,000	1,870,656
6.40%, 06/15/2033	2,773,000	2,929,278
PECO Energy Co., 4.90%, 06/15/2033	1,387,000	1,387,692
PPL Electric Utilities Corp., 5.00%, 05/15/2033	1,448,000	1,462,669
	Principal Amount	Value
Electric Utilities-(continued)
Public Service Electric and Gas Co.
4.65%, 03/15/2033	$1,208,000	$1,198,904
5.20%, 08/01/2033	1,208,000	1,231,379
Southern Co. (The), 5.20%, 06/15/2033	1,810,000	1,819,975
Virginia Electric & Power Co., 5.00%, 04/01/2033	1,805,000	1,793,164
Xcel Energy, Inc., 5.45%, 08/15/2033	1,926,000	1,945,276
		46,655,865
Electrical Equipment-0.59%
Regal Rexnord Corp., 6.40%, 04/15/2033	3,010,000	3,130,999
Electronic Equipment, Instruments & Components-0.38%
Trimble, Inc., 6.10%, 03/15/2033	1,931,000	2,038,395
Energy Equipment & Services-0.22%
Schlumberger Investment S.A., 4.85%, 05/15/2033	1,200,000	1,197,075
Financial Services-2.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	3,680,000	3,200,469
Apollo Global Management, Inc., 6.38%, 11/15/2033	1,200,000	1,314,275
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	1,327,000	1,394,878
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,203,000	1,239,524
Fiserv, Inc.
5.60%, 03/02/2033	2,170,000	2,241,194
5.63%, 08/21/2033	3,135,000	3,244,673
Mastercard, Inc., 4.85%, 03/09/2033	1,802,000	1,816,765
		14,451,778
Food Products-2.60%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,208,000	1,170,137
General Mills, Inc., 4.95%, 03/29/2033	2,407,000	2,394,806
J.M. Smucker Co. (The), 6.20%, 11/15/2033	2,412,000	2,583,399
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	4,005,000	4,073,574
McCormick & Co., Inc., 4.95%, 04/15/2033	1,208,000	1,205,099
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	2,305,000	2,407,433
		13,834,448
Gas Utilities-0.85%
Atmos Energy Corp., 5.90%, 11/15/2033	1,708,000	1,814,101
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	1,446,000	1,478,105
Southern California Gas Co., 5.20%, 06/01/2033	1,202,000	1,211,087
		4,503,293
Ground Transportation-1.20%
CSX Corp., 5.20%, 11/15/2033(b)	1,446,000	1,481,837
Norfolk Southern Corp., 4.45%, 03/01/2033	1,208,000	1,174,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Ryder System, Inc., 6.60%, 12/01/2033	$1,446,000	$ 1,583,776
Union Pacific Corp., 4.50%, 01/20/2033	2,168,000	2,134,975
		6,375,309
Health Care Equipment & Supplies-0.44%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	2,410,000	2,362,255
Health Care Providers & Services-5.83%
Cigna Group (The), 5.40%, 03/15/2033	1,931,000	1,973,214
CVS Health Corp.
5.25%, 02/21/2033	4,218,000	4,179,753
5.30%, 06/01/2033	3,011,000	2,990,942
Elevance Health, Inc., 4.75%, 02/15/2033	2,410,000	2,363,733
HCA, Inc., 5.50%, 06/01/2033(b)	2,941,000	2,969,353
Humana, Inc., 5.88%, 03/01/2033	1,962,000	2,013,727
McKesson Corp., 5.10%, 07/15/2033	1,448,000	1,471,964
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	1,412,000	1,441,087
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,807,000	1,975,312
UnitedHealth Group, Inc.
5.35%, 02/15/2033	4,813,000	4,922,453
4.50%, 04/15/2033	3,615,000	3,493,296
UPMC, 5.04%, 05/15/2033	1,200,000	1,208,730
		31,003,564
Health Care REITs-0.63%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	2,404,000	1,897,473
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,685,000	1,446,592
		3,344,065
Hotels, Restaurants & Leisure-1.00%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,204,000	1,284,973
Marriott International, Inc., Series II, 2.75%, 10/15/2033	1,684,000	1,411,432
McDonald’s Corp., 4.95%, 08/14/2033(b)	1,406,000	1,423,307
Starbucks Corp., 4.80%, 02/15/2033	1,208,000	1,207,140
		5,326,852
Household Products-0.60%
Colgate-Palmolive Co., 4.60%, 03/01/2033	1,173,000	1,181,537
Procter & Gamble Co. (The), 4.05%, 01/26/2033	2,050,000	2,000,016
		3,181,553
Industrial Conglomerates-1.07%
Eaton Corp., 4.15%, 03/15/2033	3,130,000	2,997,983
Honeywell International, Inc., 5.00%, 02/15/2033	2,645,000	2,672,394
		5,670,377
Industrial REITs-0.62%
Prologis L.P.
4.63%, 01/15/2033	1,564,000	1,540,307
4.75%, 06/15/2033	1,802,000	1,777,137
		3,317,444
	Principal Amount	Value
Insurance-2.93%
Allstate Corp. (The), 5.25%, 03/30/2033	$1,802,000	$ 1,830,646
American International Group, Inc., 5.13%, 03/27/2033	1,802,000	1,814,977
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,802,000	1,835,909
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	1,760,000	1,842,567
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033(b)	1,446,000	1,493,632
MetLife, Inc., 5.38%, 07/15/2033	2,410,000	2,486,867
Progressive Corp. (The), 4.95%, 06/15/2033	1,208,000	1,218,107
Travelers Property Casualty Corp., 6.38%, 03/15/2033	1,178,000	1,311,663
Willis North America, Inc., 5.35%, 05/15/2033	1,760,000	1,782,558
		15,616,926
Interactive Media & Services-0.80%
Meta Platforms, Inc., 4.95%, 05/15/2033	4,209,000	4,277,874
IT Services-0.33%
International Business Machines Corp., 4.75%, 02/06/2033	1,763,000	1,746,999
Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	2,407,000	2,445,954
Machinery-1.43%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	2,412,000	2,506,965
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	2,407,000	2,464,568
Nordson Corp., 5.80%, 09/15/2033	1,208,000	1,269,174
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,378,000	1,397,300
		7,638,007
Media-3.55%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	2,410,000	2,198,319
Comcast Corp.
4.25%, 01/15/2033	4,090,000	3,886,340
4.65%, 02/15/2033	2,412,000	2,361,532
7.05%, 03/15/2033	1,807,000	2,049,014
4.80%, 05/15/2033	2,407,000	2,373,345
Fox Corp., 6.50%, 10/13/2033	3,010,000	3,232,021
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	2,410,000	2,774,766
		18,875,337
Metals & Mining-0.36%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	1,806,000	1,939,459
Multi-Utilities-2.02%
Ameren Illinois Co., 4.95%, 06/01/2033	1,208,000	1,211,350
Constellation Energy Generation LLC, 5.80%, 03/01/2033	1,447,000	1,501,625
Consumers Energy Co., 4.63%, 05/15/2033	1,685,000	1,656,915
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	1,204,000	1,204,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
DTE Electric Co., 5.20%, 04/01/2033	$1,440,000	$ 1,463,056
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	1,922,000	1,991,717
Sempra, 5.50%, 08/01/2033	1,684,000	1,699,151
		10,728,628
Office REITs-0.30%
Boston Properties L.P., 2.45%, 10/01/2033	2,050,000	1,618,058
Oil, Gas & Consumable Fuels-11.95%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	5,417,000	5,349,062
4.89%, 09/11/2033	3,615,000	3,571,197
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	3,367,000	3,497,602
ConocoPhillips Co., 5.05%, 09/15/2033	2,407,000	2,426,601
Diamondback Energy, Inc., 6.25%, 03/15/2033	2,644,000	2,802,439
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	5,536,000	5,697,707
2.50%, 08/01/2033	2,410,000	1,975,317
Energy Transfer L.P.
5.75%, 02/15/2033(b)	3,615,000	3,722,251
6.55%, 12/01/2033	3,615,000	3,907,009
Enterprise Products Operating LLC
5.35%, 01/31/2033	2,404,000	2,467,954
Series D, 6.88%, 03/01/2033	1,208,000	1,358,036
Hess Corp., 7.13%, 03/15/2033	1,301,000	1,475,254
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,199,000	1,350,995
Kinder Morgan, Inc.
4.80%, 02/01/2033	1,810,000	1,754,513
5.20%, 06/01/2033	3,608,000	3,586,876
MPLX L.P., 5.00%, 03/01/2033	2,644,000	2,596,685
ONEOK, Inc., 6.05%, 09/01/2033	3,528,000	3,698,811
Ovintiv, Inc., 6.25%, 07/15/2033	1,196,000	1,248,034
Phillips 66 Co., 5.30%, 06/30/2033	2,169,000	2,188,280
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,199,000	1,243,884
Targa Resources Corp.
4.20%, 02/01/2033	1,802,000	1,671,142
6.13%, 03/15/2033	2,165,000	2,269,884
Western Midstream Operating L.P., 6.15%, 04/01/2033	1,807,000	1,875,334
Williams Cos., Inc. (The), 5.65%, 03/15/2033	1,802,000	1,856,602
		63,591,469
Personal Care Products-1.24%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033(b)	1,684,000	1,642,917
Kenvue, Inc., 4.90%, 03/22/2033	3,013,000	3,025,286
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	1,885,000	1,923,993
		6,592,196
Pharmaceuticals-2.77%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	1,203,000	1,212,986
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,407,000	2,572,560
	Principal Amount	Value
Pharmaceuticals-(continued)
Eli Lilly and Co., 4.70%, 02/27/2033	$2,412,000	$ 2,419,354
Johnson & Johnson
4.95%, 05/15/2033	1,208,000	1,245,881
4.38%, 12/05/2033(b)	2,045,000	2,027,757
Merck & Co., Inc.
4.50%, 05/17/2033	3,615,000	3,556,944
6.50%, 12/01/2033	1,500,000	1,686,681
		14,722,163
Professional Services-0.73%
Concentrix Corp., 6.85%, 08/02/2033	1,327,000	1,379,611
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	1,208,000	1,249,014
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,203,000	1,262,504
		3,891,129
Retail REITs-1.08%
Kimco Realty OP LLC, 4.60%, 02/01/2033	1,565,000	1,519,438
NNN REIT, Inc., 5.60%, 10/15/2033	1,208,000	1,235,640
Realty Income Corp., 4.90%, 07/15/2033	1,444,000	1,425,717
Simon Property Group L.P., 5.50%, 03/08/2033	1,525,000	1,576,045
		5,756,840
Semiconductors & Semiconductor Equipment-2.76%
Intel Corp., 5.20%, 02/10/2033(b)	5,417,000	5,369,810
Marvell Technology, Inc., 5.95%, 09/15/2033	1,206,000	1,270,785
Micron Technology, Inc.
5.88%, 02/09/2033	1,762,000	1,838,240
5.88%, 09/15/2033	2,119,000	2,216,008
QUALCOMM, Inc., 5.40%, 05/20/2033(b)	1,685,000	1,757,314
Texas Instruments, Inc., 4.90%, 03/14/2033	2,230,000	2,262,102
		14,714,259
Software-1.25%
Intuit, Inc., 5.20%, 09/15/2033	3,011,000	3,086,069
Oracle Corp., 4.90%, 02/06/2033	3,615,000	3,568,146
		6,654,215
Specialized REITs-1.78%
American Tower Corp.
5.65%, 03/15/2033	1,930,000	1,991,874
5.55%, 07/15/2033	2,047,000	2,099,807
5.90%, 11/15/2033	1,808,000	1,900,546
Crown Castle, Inc., 5.10%, 05/01/2033	1,802,000	1,792,576
Public Storage Operating Co., 5.10%, 08/01/2033	1,689,000	1,714,010
		9,498,813
Specialty Retail-2.67%
AutoZone, Inc.
4.75%, 02/01/2033	1,327,000	1,301,429
6.55%, 11/01/2033	1,205,000	1,320,856
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	1,730,000	1,769,852
Dell International LLC/EMC Corp., 5.75%, 02/01/2033(b)	2,407,000	2,513,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
5.00%, 04/15/2033	$3,011,000	$3,016,099
5.15%, 07/01/2033	2,407,000	2,440,772
Tractor Supply Co., 5.25%, 05/15/2033	1,807,000	1,835,811
		14,198,183
Technology Hardware, Storage & Peripherals-1.31%
Apple, Inc., 4.30%, 05/10/2033(b)	2,407,000	2,403,375
HP, Inc., 5.50%, 01/15/2033	2,644,000	2,701,926
Leidos, Inc., 5.75%, 03/15/2033	1,802,000	1,855,758
		6,961,059
Tobacco-2.37%
Altria Group, Inc., 6.88%, 11/01/2033	1,208,000	1,338,485
B.A.T Capital Corp. (United Kingdom), 6.42%, 08/02/2033	3,010,000	3,234,084
Philip Morris International, Inc.
5.38%, 02/15/2033	5,415,000	5,544,022
5.63%, 09/07/2033	2,403,000	2,500,074
		12,616,665
Total U.S. Dollar Denominated Bonds & Notes (Cost $519,040,261)		523,927,120
	Shares
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $1,157,024)	1,157,024	1,157,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.67% (Cost $520,197,285)		525,084,144
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.49%
Invesco Private Government Fund, 4.34%(c)(d)(e)	6,356,019	$ 6,356,019
Invesco Private Prime Fund, 4.47%(c)(d)(e)	17,544,597	17,549,860
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,905,879)		23,905,879
TOTAL INVESTMENTS IN SECURITIES-103.16% (Cost $544,103,164)		548,990,023
OTHER ASSETS LESS LIABILITIES-(3.16)%		(16,813,839)
NET ASSETS-100.00%		$532,176,184

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$774,511	$12,786,057	$(12,403,544)	$-	$-	$1,157,024	$32,564
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,549,325	$20,246,251	$(21,439,557)	$-	$-	$6,356,019	$134,558*
Invesco Private Prime Fund	19,690,344	42,951,454	(45,090,616)	(726)	(596)	17,549,860	360,159*
Total	$28,014,180	$75,983,762	$(78,933,717)	$(726)	$(596)	$25,062,903	$527,281

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.27%
Aerospace & Defense-3.08%
Boeing Co. (The)
3.60%, 05/01/2034	$545,000	$471,407
6.53%, 05/01/2034	1,585,000	1,698,582
L3Harris Technologies, Inc., 5.35%, 06/01/2034	480,000	488,019
Lockheed Martin Corp.
4.75%, 02/15/2034	545,000	538,835
4.80%, 08/15/2034	383,000	376,861
Northrop Grumman Corp., 4.90%, 06/01/2034	540,000	536,259
RTX Corp., 6.10%, 03/15/2034	960,000	1,031,928
		5,141,891
Air Freight & Logistics-0.71%
FedEx Corp., 4.90%, 01/15/2034	300,000	296,397
GXO Logistics, Inc., 6.50%, 05/06/2034	310,000	321,538
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	550,000	559,681
		1,177,616
Automobile Components-0.38%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	330,000	319,015
BorgWarner, Inc., 5.40%, 08/15/2034(b)	320,000	320,535
		639,550
Automobiles-1.18%
American Honda Finance Corp., 4.90%, 01/10/2034(b)	480,000	473,148
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	1,015,000	991,318
Toyota Motor Credit Corp., 4.80%, 01/05/2034	510,000	506,711
		1,971,177
Banks-2.60%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	785,000	814,538
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	545,000	568,775
Citibank N.A., 5.57%, 04/30/2034	1,230,000	1,273,096
Royal Bank of Canada (Canada), 5.15%, 02/01/2034	795,000	803,433
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	855,000	882,849
		4,342,691
Beverages-1.75%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	625,000	629,242
Coca-Cola Co. (The)
5.00%, 05/13/2034(b)	639,000	652,423
4.65%, 08/14/2034	480,000	477,104
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	317,000	326,275
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	$410,000	$ 419,180
PepsiCo, Inc., 4.80%, 07/17/2034	410,000	410,438
		2,914,662
Biotechnology-1.16%
AbbVie, Inc., 5.05%, 03/15/2034	1,910,000	1,931,018
Broadline Retail-0.48%
Amazon.com, Inc., 4.80%, 12/05/2034	785,000	795,048
Building Products-0.67%
Carrier Global Corp., 5.90%, 03/15/2034	560,000	592,175
Owens Corning, 5.70%, 06/15/2034	510,000	528,384
		1,120,559
Capital Markets-2.60%
BlackRock Funding, Inc., 5.00%, 03/14/2034	635,000	643,872
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/2034	480,000	474,579
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	450,000	480,722
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	960,000	1,000,057
Moody’s Corp., 5.00%, 08/05/2034	315,000	315,851
Nasdaq, Inc., 5.55%, 02/15/2034	745,000	772,489
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034	625,000	646,335
		4,333,905
Chemicals-1.92%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034(b)	735,000	733,222
CF Industries, Inc., 5.15%, 03/15/2034	480,000	471,123
Dow Chemical Co. (The)
5.15%, 02/15/2034(b)	380,000	377,826
4.25%, 10/01/2034	300,000	275,907
Eastman Chemical Co., 5.63%, 02/20/2034	460,000	468,872
LYB International Finance III LLC, 5.50%, 03/01/2034	480,000	481,877
Nutrien Ltd. (Canada), 5.40%, 06/21/2034	385,000	389,776
		3,198,603
Commercial Services & Supplies-1.49%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	366,000	364,748
Republic Services, Inc.
5.00%, 04/01/2034	510,000	510,368
5.20%, 11/15/2034	320,000	325,120
Waste Connections, Inc., 5.00%, 03/01/2034	482,000	481,371
Waste Management, Inc., 4.88%, 02/15/2034(b)	795,000	796,834
		2,478,441
Communications Equipment-1.32%
Cisco Systems, Inc., 5.05%, 02/26/2034	1,593,000	1,617,013
Motorola Solutions, Inc., 5.40%, 04/15/2034	575,000	584,295
		2,201,308
Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	410,000	407,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Construction Materials-0.86%
CRH America Finance, Inc., 5.40%, 05/21/2034	$460,000	$ 468,549
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	480,000	480,040
Vulcan Materials Co., 5.35%, 12/01/2034	480,000	487,520
		1,436,109
Consumer Finance-1.33%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	940,000	960,509
5.95%, 04/04/2034	791,000	800,861
5.45%, 09/06/2034(b)	470,000	459,951
		2,221,321
Consumer Staples Distribution & Retail-1.31%
Kroger Co. (The), 5.00%, 09/15/2034	1,400,000	1,381,363
Sysco Corp., 6.00%, 01/17/2034	321,000	342,864
Target Corp., 4.50%, 09/15/2034	480,000	465,546
		2,189,773
Containers & Packaging-0.26%
Sonoco Products Co., 5.00%, 09/01/2034	450,000	436,341
Diversified REITs-0.41%
American Assets Trust L.P., 6.15%, 10/01/2034	330,000	331,846
VICI Properties L.P., 5.75%, 04/01/2034	350,000	356,774
		688,620
Diversified Telecommunication Services-2.03%
AT&T, Inc., 5.40%, 02/15/2034	1,750,000	1,790,009
Bell Canada (Canada), 5.20%, 02/15/2034(b)	450,000	449,019
Verizon Communications, Inc., 4.40%, 11/01/2034	1,205,000	1,144,643
		3,383,671
Electric Utilities-7.28%
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	385,000	399,101
Constellation Energy Generation LLC, 6.13%, 01/15/2034	323,000	341,742
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	370,000	366,047
Duke Energy Corp., 5.45%, 06/15/2034	482,000	491,586
Duke Energy Progress LLC, 5.10%, 03/15/2034	320,000	323,352
Entergy Louisiana LLC
5.35%, 03/15/2034	317,000	322,932
5.15%, 09/15/2034	450,000	450,325
Eversource Energy
5.50%, 01/01/2034	415,000	418,223
5.95%, 07/15/2034(b)	450,000	468,598
Exelon Corp., 5.45%, 03/15/2034	410,000	419,237
Florida Power & Light Co., 5.30%, 06/15/2034	480,000	492,309
Georgia Power Co., 5.25%, 03/15/2034	553,000	559,912
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	700,000	703,509
Pacific Gas and Electric Co.
6.95%, 03/15/2034	510,000	557,678
5.80%, 05/15/2034	700,000	712,949
	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp, 5.45%, 02/15/2034	$700,000	$ 705,498
PPL Capital Funding, Inc., 5.25%, 09/01/2034	473,000	472,778
PPL Electric Utilities Corp., 4.85%, 02/15/2034	410,000	408,628
Public Service Electric and Gas Co., 4.85%, 08/01/2034	380,000	377,857
Southern California Edison Co.
6.00%, 01/15/2034	310,000	320,820
5.20%, 06/01/2034	575,000	564,064
Southern Co. (The), 5.70%, 03/15/2034	696,000	721,260
Union Electric Co., 5.20%, 04/01/2034	320,000	324,236
Virginia Electric & Power Co.
5.00%, 01/15/2034	320,000	316,902
5.05%, 08/15/2034	385,000	383,454
Xcel Energy, Inc., 5.50%, 03/15/2034	510,000	515,443
		12,138,440
Electronic Equipment, Instruments & Components-0.89%
Amphenol Corp., 5.25%, 04/05/2034	387,000	394,403
Arrow Electronics, Inc., 5.88%, 04/10/2034	314,000	319,692
Keysight Technologies, Inc., 4.95%, 10/15/2034	380,000	373,802
TD SYNNEX Corp., 6.10%, 04/12/2034	380,000	399,229
		1,487,126
Energy Equipment & Services-0.19%
Schlumberger Investment S.A., 5.00%, 06/01/2034	315,000	315,153
Entertainment-0.80%
Netflix, Inc., 4.90%, 08/15/2034	635,000	636,328
Walt Disney Co. (The), 6.20%, 12/15/2034	627,000	692,492
		1,328,820
Financial Services-3.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034	420,000	421,138
4.95%, 09/10/2034	680,000	661,030
Blue Owl Finance LLC, 6.25%, 04/18/2034	641,000	668,697
Corebridge Financial, Inc., 5.75%, 01/15/2034	480,000	498,191
Fiserv, Inc.
5.45%, 03/15/2034	480,000	488,712
5.15%, 08/12/2034	575,000	573,838
LPL Holdings, Inc., 6.00%, 05/20/2034	320,000	329,555
Mastercard, Inc., 4.88%, 05/09/2034(b)	626,000	629,348
PayPal Holdings, Inc., 5.15%, 06/01/2034	545,000	552,076
TPG Operating Group II L.P., 5.88%, 03/05/2034	380,000	393,634
		5,216,219
Food Products-2.39%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	510,000	493,263
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.75%, 03/15/2034	925,000	1,003,496
McCormick & Co., Inc., 4.70%, 10/15/2034	320,000	307,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc., 4.75%, 08/28/2034(b)	$315,000	$ 308,817
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	310,000	337,154
The Campbell’s Company, 5.40%, 03/21/2034	634,000	645,016
Tyson Foods, Inc.
5.70%, 03/15/2034	575,000	592,191
4.88%, 08/15/2034	315,000	307,333
		3,994,311
Gas Utilities-0.23%
Southern California Gas Co., 5.05%, 09/01/2034	385,000	382,289
Ground Transportation-1.04%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	310,000	342,619
4.38%, 09/18/2034	480,000	461,567
Uber Technologies, Inc., 4.80%, 09/15/2034	960,000	936,514
		1,740,700
Health Care Equipment & Supplies-1.65%
Becton, Dickinson and Co., 5.11%, 02/08/2034	356,000	356,527
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	410,000	413,292
Solventum Corp., 5.60%, 03/23/2034	1,045,000	1,070,065
Stryker Corp., 4.63%, 09/11/2034	480,000	469,533
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	443,000	443,206
		2,752,623
Health Care Providers & Services-5.97%
Cardinal Health, Inc.
5.45%, 02/15/2034	320,000	325,637
5.35%, 11/15/2034	640,000	646,130
Cencora, Inc., 5.13%, 02/15/2034	318,000	318,376
Cigna Group (The), 5.25%, 02/15/2034(b)	800,000	807,215
CommonSpirit Health, 5.32%, 12/01/2034	460,000	464,863
CVS Health Corp., 5.70%, 06/01/2034(b)	800,000	816,849
Elevance Health, Inc., 5.38%, 06/15/2034	625,000	633,473
HCA, Inc.
5.60%, 04/01/2034	825,000	832,527
5.45%, 09/15/2034	795,000	792,598
Humana, Inc., 5.95%, 03/15/2034	545,000	561,608
Icon Investments Six DAC, 6.00%, 05/08/2034	310,000	320,079
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	540,000	525,107
Quest Diagnostics, Inc., 5.00%, 12/15/2034	545,000	540,234
UnitedHealth Group, Inc.
5.00%, 04/15/2034	795,000	791,314
5.15%, 07/15/2034	1,275,000	1,284,544
Universal Health Services, Inc., 5.05%, 10/15/2034	315,000	299,265
		9,959,819
	Principal Amount	Value
Health Care REITs-0.45%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	$510,000	$ 429,766
Ventas Realty L.P., 5.63%, 07/01/2034	315,000	324,333
		754,099
Hotel & Resort REITs-0.23%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	380,000	385,135
Hotels, Restaurants & Leisure-1.19%
Choice Hotels International, Inc., 5.85%, 08/01/2034	380,000	386,196
Las Vegas Sands Corp., 6.20%, 08/15/2034	320,000	328,644
Marriott International, Inc., 5.30%, 05/15/2034	610,000	614,812
McDonald’s Corp., 5.20%, 05/17/2034(b)	320,000	329,386
Starbucks Corp., 5.00%, 02/15/2034	320,000	320,820
		1,979,858
Household Durables-0.27%
D.R. Horton, Inc., 5.00%, 10/15/2034	450,000	445,018
Household Products-0.48%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	480,000	478,132
4.55%, 10/24/2034(b)	315,000	314,463
		792,595
Independent Power and Renewable Electricity Producers-0.24%
NSTAR Electric Co., 5.40%, 06/01/2034	383,000	392,976
Industrial Conglomerates-0.37%
Honeywell International, Inc., 4.50%, 01/15/2034	635,000	616,027
Industrial REITs-0.29%
Prologis L.P., 5.13%, 01/15/2034	480,000	484,230
Insurance-3.73%
Aon North America, Inc., 5.45%, 03/01/2034	1,117,000	1,143,384
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	320,000	325,584
Brown & Brown, Inc., 5.65%, 06/11/2034	385,000	394,446
Chubb INA Holdings LLC, 5.00%, 03/15/2034	1,005,000	1,009,356
CNA Financial Corp., 5.13%, 02/15/2034	310,000	308,668
CNO Financial Group, Inc., 6.45%, 06/15/2034	450,000	476,589
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	480,000	492,373
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	310,000	309,798
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	314,000	318,612
MetLife, Inc.
6.38%, 06/15/2034	480,000	529,246
5.30%, 12/15/2034	480,000	489,277
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	411,000	422,035
		6,219,368
Interactive Media & Services-0.95%
Meta Platforms, Inc., 4.75%, 08/15/2034	1,590,000	1,583,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
IT Services-0.20%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	$320,000	$ 338,743
Leisure Products-0.20%
Hasbro, Inc., 6.05%, 05/14/2034	320,000	329,764
Life Sciences Tools & Services-0.42%
Agilent Technologies, Inc., 4.75%, 09/09/2034	385,000	375,196
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	320,000	326,874
		702,070
Machinery-2.12%
AGCO Corp., 5.80%, 03/21/2034(b)	450,000	457,763
Cummins, Inc., 5.15%, 02/20/2034	474,000	483,996
Ingersoll Rand, Inc., 5.45%, 06/15/2034	482,000	491,929
John Deere Capital Corp.
5.10%, 04/11/2034	635,000	644,076
5.05%, 06/12/2034	510,000	517,998
Parker-Hannifin Corp., 4.20%, 11/21/2034	320,000	303,935
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	320,000	322,956
Wabtec Corp., 5.61%, 03/11/2034	310,000	318,692
		3,541,345
Media-2.03%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	577,000	601,383
6.55%, 06/01/2034	960,000	995,344
Comcast Corp.
5.30%, 06/01/2034(b)	800,000	813,631
4.20%, 08/15/2034	635,000	593,089
Omnicom Group, Inc., 5.30%, 11/01/2034	380,000	382,457
		3,385,904
Metals & Mining-1.10%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034	320,000	331,627
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	460,000	463,669
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	635,000	648,055
Steel Dynamics, Inc., 5.38%, 08/15/2034	385,000	390,552
		1,833,903
Multi-Utilities-1.27%
DTE Electric Co., 5.20%, 03/01/2034	320,000	325,090
DTE Energy Co., 5.85%, 06/01/2034	543,000	565,588
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	480,000	486,967
NiSource, Inc., 5.35%, 04/01/2034	410,000	415,599
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	320,000	325,209
		2,118,453
Office REITs-0.50%
Boston Properties L.P., 6.50%, 01/15/2034	480,000	509,324
Cousins Properties L.P., 5.88%, 10/01/2034	321,000	327,596
		836,920
	Principal Amount	Value
Oil, Gas & Consumable Fuels-11.60%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	$380,000	$ 384,956
BP Capital Markets America, Inc.
4.99%, 04/10/2034	635,000	631,948
5.23%, 11/17/2034	1,240,000	1,251,747
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	760,000	778,276
Cheniere Energy, Inc., 5.65%, 04/15/2034	948,000	964,635
Coterra Energy, Inc., 5.60%, 03/15/2034	325,000	329,298
Devon Energy Corp., 5.20%, 09/15/2034	785,000	763,214
Diamondback Energy, Inc., 5.40%, 04/18/2034	825,000	829,920
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	764,000	781,595
Energy Transfer L.P.
5.55%, 05/15/2034	795,000	802,648
5.60%, 09/01/2034	795,000	806,939
EnLink Midstream LLC, 5.65%, 09/01/2034	311,000	314,290
Enterprise Products Operating LLC, 4.85%, 01/31/2034	635,000	627,917
EQT Corp., 5.75%, 02/01/2034(b)	482,000	492,831
Kinder Morgan, Inc.
5.40%, 02/01/2034	610,000	612,695
5.30%, 12/01/2034	480,000	476,859
MPLX L.P., 5.50%, 06/01/2034	1,055,000	1,059,356
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	751,000	741,973
ONEOK, Inc., 5.05%, 11/01/2034	950,000	927,072
Ovintiv, Inc., 6.50%, 08/15/2034	380,000	401,912
Phillips 66, 4.65%, 11/15/2034	640,000	609,825
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	401,000	409,363
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	290,000	301,392
Targa Resources Corp., 6.50%, 03/30/2034	635,000	682,919
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	795,000	804,754
4.72%, 09/10/2034	480,000	471,685
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	793,000	756,252
Western Midstream Operating L.P., 5.45%, 11/15/2034	513,000	507,539
Williams Cos., Inc. (The), 5.15%, 03/15/2034	830,000	823,971
		19,347,781
Passenger Airlines-0.20%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	389,674	341,220
Personal Care Products-0.61%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034(b)	410,000	409,263
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	625,000	615,338
		1,024,601
Pharmaceuticals-4.43%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	952,000	964,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	$1,570,000	$ 1,600,952
Eli Lilly and Co.
4.70%, 02/09/2034	960,000	951,955
4.60%, 08/14/2034	795,000	783,822
GlaxoSmithKline Capital, Inc. (United Kingdom), 5.38%, 04/15/2034	320,000	334,070
Johnson & Johnson, 4.95%, 06/01/2034(b)	535,000	548,457
Novartis Capital Corp., 4.20%, 09/18/2034	700,000	668,123
Royalty Pharma PLC, 5.40%, 09/02/2034	323,000	322,919
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	680,000	692,541
Wyeth LLC, 6.50%, 02/01/2034	476,000	529,456
		7,396,757
Professional Services-0.60%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	640,000	624,317
Verisk Analytics, Inc., 5.25%, 06/05/2034	380,000	383,838
		1,008,155
Real Estate Management & Development-0.40%
CBRE Services, Inc., 5.95%, 08/15/2034	640,000	670,036
Residential REITs-0.64%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	361,000	366,599
5.50%, 07/15/2034	325,000	328,450
ERP Operating L.P., 4.65%, 09/15/2034	380,000	368,057
		1,063,106
Retail REITs-0.92%
Kimco Realty OP LLC, 6.40%, 03/01/2034	320,000	347,402
NNN REIT, Inc., 5.50%, 06/15/2034	320,000	325,241
Realty Income Corp., 5.13%, 02/15/2034	510,000	510,138
Simon Property Group L.P., 6.25%, 01/15/2034	323,000	348,839
		1,531,620
Semiconductors & Semiconductor Equipment-1.62%
Analog Devices, Inc., 5.05%, 04/01/2034	347,000	353,327
Broadcom, Inc., 4.80%, 10/15/2034	1,110,000	1,087,166
Intel Corp., 5.15%, 02/21/2034(b)	575,000	567,517
KLA Corp., 4.70%, 02/01/2034	315,000	311,114
Texas Instruments, Inc., 4.85%, 02/08/2034	385,000	386,969
		2,706,093
Software-3.43%
Accenture Capital, Inc., 4.50%, 10/04/2034	960,000	931,812
Adobe, Inc., 4.95%, 04/04/2034	477,000	482,720
AppLovin Corp., 5.50%, 12/01/2034	630,000	640,215
Atlassian Corp., 5.50%, 05/15/2034	314,000	320,907
Cadence Design Systems, Inc., 4.70%, 09/10/2034	620,000	605,236
Oracle Corp.
4.30%, 07/08/2034	1,110,000	1,040,441
4.70%, 09/27/2034	1,110,000	1,066,670
Roper Technologies, Inc., 4.90%, 10/15/2034	640,000	629,686
		5,717,687
	Principal Amount	Value
Specialized REITs-2.03%
American Tower Corp., 5.45%, 02/15/2034	$403,000	$ 411,847
Crown Castle, Inc.
5.80%, 03/01/2034	481,000	499,082
5.20%, 09/01/2034	450,000	446,850
Extra Space Storage L.P., 5.40%, 02/01/2034	385,000	390,129
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	510,000	509,061
Prologis L.P., 5.00%, 03/15/2034	510,000	509,901
Simon Property Group L.P., 4.75%, 09/26/2034	640,000	619,150
		3,386,020
Specialty Retail-1.31%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	315,000	310,019
AutoZone, Inc., 5.40%, 07/15/2034(b)	441,000	449,098
Home Depot, Inc. (The), 4.95%, 06/25/2034	1,110,000	1,117,249
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	315,000	312,189
		2,188,555
Technology Hardware, Storage & Peripherals-1.52%
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	640,000	650,519
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,275,000	1,255,254
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034(b)	635,000	625,409
		2,531,182
Tobacco-1.30%
B.A.T Capital Corp. (United Kingdom), 6.00%, 02/20/2034	542,000	567,307
Philip Morris International, Inc.
5.25%, 02/13/2034	1,116,000	1,130,277
4.90%, 11/01/2034	480,000	473,195
		2,170,779
Trading Companies & Distributors-0.46%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	475,000	465,297
W.W. Grainger, Inc., 4.45%, 09/15/2034	320,000	308,904
		774,201
Water Utilities-0.47%
American Water Capital Corp., 5.15%, 03/01/2034	450,000	453,321
Essential Utilities, Inc., 5.38%, 01/15/2034	320,000	323,970
		777,291
Wireless Telecommunication Services-1.34%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	795,000	787,390
T-Mobile USA, Inc.
5.75%, 01/15/2034	635,000	664,828
5.15%, 04/15/2034	785,000	788,693
		2,240,911
Total U.S. Dollar Denominated Bonds & Notes (Cost $163,500,695)		163,941,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $407,027)	407,027	$ 407,027
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.51% (Cost $163,907,722)		164,348,265
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.30%
Invesco Private Government Fund, 4.34%(c)(d)(e)	2,454,938	2,454,938
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(c)(d)(e)	6,376,254	$ 6,378,167
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,833,105)		8,833,105
TOTAL INVESTMENTS IN SECURITIES-103.81% (Cost $172,740,827)		173,181,370
OTHER ASSETS LESS LIABILITIES-(3.81)%		(6,359,403)
NET ASSETS-100.00%		$166,821,967

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$148,045	$3,556,903	$(3,297,921)	$-	$-	$407,027	$7,820
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	187,415	9,283,114	(7,015,591)	-	-	2,454,938	28,042*
Invesco Private Prime Fund	679,604	20,200,193	(14,501,587)	(17)	(26)	6,378,167	74,819*
Total	$1,015,064	$33,040,210	$(24,815,099)	$(17)	$(26)	$9,240,132	$110,681

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-73.47%
Aerospace & Defense-4.12%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$6,206,000	$ 6,231,147
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	32,620,000	35,077,297
		41,308,444
Automobile Components-0.74%
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	7,460,000	7,463,443
Chemicals-1.39%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	13,750,000	13,924,790
Commercial Services & Supplies-3.48%
GFL Environmental, Inc., 3.75%, 08/01/2025(b)	27,181,000	27,087,174
OPENLANE, Inc., 5.13%, 06/01/2025(b)	7,830,000	7,816,139
		34,903,313
Communications Equipment-1.59%
Viasat, Inc., 5.63%, 09/15/2025(b)	16,043,000	15,990,971
Construction & Engineering-0.83%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	8,197,000	8,311,127
Construction Materials-1.91%
Williams Scotsman, Inc., 6.13%, 06/15/2025(b)(c)	19,086,000	19,117,778
Consumer Finance-4.82%
Navient Corp., 6.75%, 06/25/2025(c)	18,302,000	18,397,555
OneMain Finance Corp., 9.00%, 01/15/2029(c)	28,340,000	29,946,396
		48,343,951
Containers & Packaging-1.53%
Ball Corp., 5.25%, 07/01/2025	7,061,000	7,081,082
Pactiv LLC, 7.95%, 12/15/2025	8,098,000	8,225,952
		15,307,034
Distributors-1.58%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	15,098,000	15,858,743
Diversified Telecommunication Services-1.92%
Frontier Communications Holdings LLC, 8.75%, 05/15/2030(b)(c)	18,230,000	19,286,702
Electric Utilities-3.33%
DPL, Inc., 4.13%, 07/01/2025	15,020,000	14,957,622
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	17,426,177	18,411,226
		33,368,848
Electrical Equipment-4.88%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	48,023,000	48,881,939
Energy Equipment & Services-0.83%
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)(c)	8,112,000	8,272,415
	Principal Amount	Value
Financial Services-5.33%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	$24,196,000	$ 24,216,129
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	29,296,000	29,255,946
		53,472,075
Gas Utilities-0.82%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	8,203,000	8,204,503
Health Care REITs-1.42%
Diversified Healthcare Trust, 9.75%, 06/15/2025	14,178,000	14,199,253
Hotels, Restaurants & Leisure-10.24%
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	19,851,000	20,054,056
Carnival Corp., 7.63%, 03/01/2026(b)	16,745,000	16,783,848
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	18,647,000	18,630,374
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)(c)	18,762,000	20,055,809
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	13,890,000	13,941,824
Travel + Leisure Co., 6.60%, 10/01/2025	13,173,000	13,230,421
		102,696,332
Insurance-1.43%
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(b)	13,210,000	14,306,886
Metals & Mining-0.07%
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	666,000	687,604
Mortgage REITs-3.03%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	11,032,000	11,017,260
Rithm Capital Corp., 6.25%, 10/15/2025(b)	10,186,000	10,199,242
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	9,127,000	9,120,373
		30,336,875
Oil, Gas & Consumable Fuels-7.57%
NuStar Logistics L.P., 5.75%, 10/01/2025	22,300,000	22,311,282
Range Resources Corp.
4.88%, 05/15/2025	22,704,000	22,664,763
8.25%, 01/15/2029(c)	22,236,000	22,911,841
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	8,025,000	8,036,448
		75,924,334
Pharmaceuticals-5.31%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	53,364,000	53,265,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialty Retail-3.91%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	$18,150,000	$ 18,699,019
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	20,577,000	20,458,092
		39,157,111
Technology Hardware, Storage & Peripherals-1.39%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	14,002,000	13,931,383
Total U.S. Dollar Denominated Bonds & Notes (Cost $734,043,539)		736,521,398
U.S. Treasury Securities-21.93%
U.S. Treasury Bills-21.93%
4.22%–4.25%, 04/17/2025(d)	23,600,000	23,475,348
4.18%, 05/15/2025(d)	198,000,000	196,316,711
Total U.S. Treasury Securities (Cost $219,790,286)		219,792,059
	Shares
Money Market Funds-22.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $229,898,005)	229,898,005	229,898,005
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-118.33% (Cost $1,183,731,830)		1,186,211,462
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.98%
Invesco Private Government Fund, 4.34%(e)(f)(g)	11,075,228	$ 11,075,228
Invesco Private Prime Fund, 4.47%(e)(f)(g)	28,815,708	28,824,353
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,899,581)		39,899,581
TOTAL INVESTMENTS IN SECURITIES-122.31% (Cost $1,223,631,411)		1,226,111,043
OTHER ASSETS LESS LIABILITIES-(22.31)%		(223,645,443)
NET ASSETS-100.00%		$1,002,465,600

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $506,113,244, which represented 50.49% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,739,099	$539,511,774	$(361,352,868)	$-	$-	$229,898,005	$1,888,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$26,335,623	$73,376,921	$(88,637,316)	$-	$-	$11,075,228	$568,665*
Invesco Private Prime Fund	68,703,804	159,145,197	(199,015,365)	(3,676)	(5,607)	28,824,353	1,509,762*
Total	$146,778,526	$772,033,892	$(649,005,549)	$(3,676)	$(5,607)	$269,797,586	$3,966,436

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.85%
Aerospace & Defense-2.99%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)(c)	$10,806,000	$ 11,584,054
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	17,290,000	19,163,631
		30,747,685
Automobile Components-1.87%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	6,480,000	6,286,179
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	12,962,000	12,916,862
		19,203,041
Automobiles-0.87%
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	8,933,000	8,957,711
Banks-1.49%
Freedom Mortgage Corp.
7.63%, 05/01/2026(b)	7,176,000	7,194,392
12.25%, 10/01/2030(b)	7,202,000	8,070,852
		15,265,244
Building Products-0.40%
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	3,880,000	4,095,790
Capital Markets-2.11%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	10,082,000	11,032,168
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	10,681,000	10,663,711
		21,695,879
Chemicals-1.70%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	3,205,000	3,134,997
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	10,877,000	10,788,972
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	3,603,000	3,598,822
		17,522,791
Commercial Services & Supplies-2.41%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	5,495,000	5,421,939
GFL Environmental, Inc., 5.13%, 12/15/2026(b)(c)	7,205,000	7,206,144
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)(c)	11,527,000	12,144,824
		24,772,907
Communications Equipment-0.93%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(c)	10,270,000	9,566,601
Construction & Engineering-0.44%
INNOVATE Corp., 8.50%, 02/01/2026(b)	4,750,000	4,488,750
	Principal Amount	Value
Consumer Finance-5.65%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	$12,965,000	$ 13,952,609
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	2,509,000	2,482,507
LFS Topco LLC, 5.88%, 10/15/2026(b)	3,824,000	3,798,123
Navient Corp., 6.75%, 06/15/2026	7,158,000	7,251,677
OneMain Finance Corp., 7.13%, 03/15/2026	20,086,000	20,496,774
SLM Corp., 3.13%, 11/02/2026(c)	7,151,000	6,893,630
World Acceptance Corp., 7.00%, 11/01/2026(b)	3,217,000	3,219,189
		58,094,509
Consumer Staples Distribution & Retail-3.00%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	10,801,000	10,605,417
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(c)	20,707,000	20,256,126
		30,861,543
Containers & Packaging-1.72%
Ball Corp., 4.88%, 03/15/2026(c)	3,611,000	3,604,218
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	4,004,000	3,973,834
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	2,965,000	2,940,710
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	4,810,000	4,977,177
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	2,121,000	2,150,908
		17,646,847
Distributors-1.19%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	11,522,000	12,199,713
Diversified Consumer Services-0.54%
Graham Holdings Co., 5.75%, 06/01/2026(b)	5,593,000	5,587,060
Diversified Telecommunication Services-3.30%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	10,810,000	11,559,393
Level 3 Financing, Inc., 10.50%, 05/15/2030(b)	13,232,000	14,472,500
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	9,016,000	7,841,152
		33,873,045
Electric Utilities-5.78%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	17,290,000	18,499,176
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	4,443,000	4,443,407
Vistra Operations Co. LLC
5.50%, 09/01/2026(b)	14,406,000	14,412,087
7.75%, 10/15/2031(b)(c)	20,891,000	22,073,848
		59,428,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.78%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	$4,110,000	$ 4,401,904
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	3,959,000	3,951,730
9.88%, 07/15/2031(b)(c)	6,846,000	7,545,908
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	2,426,000	2,433,212
		18,332,754
Entertainment-0.40%
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	4,118,000	4,118,389
Financial Services-8.16%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	8,140,000	8,162,426
Block, Inc., 2.75%, 06/01/2026(c)	14,360,000	13,937,600
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)(c)	5,480,000	5,903,571
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	15,737,000	17,666,026
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)	5,595,000	5,687,010
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	4,321,000	4,315,778
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	7,158,000	7,118,658
NCR Atleos Corp., 9.50%, 04/01/2029(b)	19,320,000	21,104,859
		83,895,928
Gas Utilities-1.83%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	9,571,000	9,562,057
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	9,305,000	9,277,684
		18,839,741
Ground Transportation-0.61%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	7,200,000	6,253,829
Health Care Providers & Services-2.90%
LifePoint Health, Inc.
9.88%, 08/15/2030(b)(c)	11,525,000	12,318,427
11.00%, 10/15/2030(b)(c)	15,846,000	17,457,316
		29,775,743
Hotel & Resort REITs-0.69%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	7,203,000	7,076,370
Hotels, Restaurants & Leisure-6.37%
Brinker International, Inc., 8.25%, 07/15/2030(b)	5,042,000	5,390,836
CCM Merger, Inc., 6.38%, 05/01/2026(b)	3,739,000	3,750,515
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	9,365,000	9,357,703
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	4,106,000	3,951,692
MGM Resorts International, 4.63%, 09/01/2026(c)	5,761,000	5,723,128
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	$16,813,000	$ 16,661,798
Travel + Leisure Co., 6.63%, 07/31/2026(b)	9,368,000	9,502,384
Viking Cruises Ltd., 9.13%, 07/15/2031(b)(c)	10,305,000	11,190,220
		65,528,276
Household Durables-2.90%
Newell Brands, Inc., 5.70%, 04/01/2026(c)	17,673,000	17,670,821
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	12,163,000	12,138,804
		29,809,625
Independent Power and Renewable Electricity Producers-0.67%
XPLR Infrastructure Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	7,203,000	6,920,630
Insurance-1.04%
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	10,022,000	10,678,190
IT Services-1.30%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	7,158,000	6,997,474
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	6,429,000	6,339,476
		13,336,950
Life Sciences Tools & Services-1.45%
IQVIA, Inc., 5.00%, 10/15/2026(b)	15,023,000	14,946,503
Machinery-0.76%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	7,300,000	7,850,595
Marine Transportation-1.17%
NCL Corp. Ltd., 8.13%, 01/15/2029(b)(c)	11,300,000	11,993,967
Media-6.26%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	10,806,000	10,799,143
DISH DBS Corp., 5.25%, 12/01/2026(b)	33,750,000	31,790,137
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)(c)	14,412,000	13,954,096
TEGNA, Inc., 4.75%, 03/15/2026(b)	7,870,000	7,822,005
		64,365,381
Metals & Mining-1.95%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	8,228,000	7,741,623
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	1,903,000	1,918,062
Novelis Corp., 3.25%, 11/15/2026(b)(c)	10,732,000	10,419,019
		20,078,704
Mortgage REITs-0.55%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	5,760,000	5,610,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.38%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	$4,326,000	$ 4,333,944
Buckeye Partners L.P., 3.95%, 12/01/2026	8,589,000	8,358,846
Chord Energy Corp., 6.38%, 06/01/2026(b)	5,745,000	5,755,283
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	8,900,000	8,920,185
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	5,764,000	5,724,312
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	10,361,000	10,366,011
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	7,786,000	7,341,672
Range Resources Corp., 8.25%, 01/15/2029	1,500,000	1,545,591
SM Energy Co., 6.75%, 09/15/2026	6,003,000	6,010,150
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	7,202,000	7,232,911
		65,588,905
Real Estate Management & Development-1.72%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	5,490,000	5,907,872
Forestar Group, Inc., 3.85%, 05/15/2026(b)	5,766,000	5,687,818
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	5,765,000	6,069,611
		17,665,301
Software-1.42%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	5,355,000	5,359,712
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	3,414,000	3,401,775
Fair Isaac Corp., 5.25%, 05/15/2026(b)	5,766,000	5,787,548
		14,549,035
Specialty Retail-0.61%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	7,737,000	6,295,986
Technology Hardware, Storage & Peripherals-4.69%
Seagate HDD Cayman
8.25%, 12/15/2029(c)	7,200,000	7,718,998
8.50%, 07/15/2031(c)	7,158,000	7,703,826
Western Digital Corp., 4.75%, 02/15/2026	33,139,000	32,809,679
		48,232,503
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-2.90%
Hanesbrands, Inc.
4.88%, 05/15/2026(b)	$12,215,000	$12,218,198
9.00%, 02/15/2031(b)(c)	8,640,000	9,209,359
Under Armour, Inc., 3.25%, 06/15/2026(c)	8,589,000	8,353,026
		29,780,583
Trading Companies & Distributors-0.42%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	4,326,000	4,286,298
Water Utilities-0.53%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	5,493,000	5,494,870
Total U.S. Dollar Denominated Bonds & Notes (Cost $981,370,123)		985,312,817
	Shares
Money Market Funds-4.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $46,556,469)	46,556,469	46,556,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.38% (Cost $1,027,926,592)		1,031,869,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.34%
Invesco Private Government Fund, 4.34%(d)(e)(f)	32,362,600	32,362,600
Invesco Private Prime Fund, 4.47%(d)(e)(f)	84,207,475	84,232,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,595,337)		116,595,337
TOTAL INVESTMENTS IN SECURITIES-111.72% (Cost $1,144,521,929)		1,148,464,623
OTHER ASSETS LESS LIABILITIES-(11.72)%		(120,452,364)
NET ASSETS-100.00%		$1,028,012,259

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $760,271,558, which represented 73.96% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,201,671	$229,863,402	$(192,508,604)	$-	$-	$46,556,469	$716,761
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,509,241	107,967,778	(115,114,419)	-	-	32,362,600	973,611*
Invesco Private Prime Fund	103,085,105	238,247,845	(257,085,269)	(8,678)	(6,266)	84,232,737	2,603,516*
Total	$151,796,017	$576,079,025	$(564,708,292)	$(8,678)	$(6,266)	$163,151,806	$4,293,888

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.50%
Aerospace & Defense-1.06%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)(c)	$2,670,000	$ 2,735,522
Moog, Inc., 4.25%, 12/15/2027(b)	1,788,000	1,723,095
		4,458,617
Automobile Components-1.98%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	1,788,000	1,783,235
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	1,435,000	1,411,104
5.75%, 07/15/2027(b)	1,254,000	1,232,409
Dana, Inc., 5.38%, 11/15/2027	1,435,000	1,437,443
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	2,500,000	2,456,859
		8,321,050
Automobiles-0.33%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	1,395,000	1,369,981
Banks-0.45%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	1,883,000	1,881,755
Broadline Retail-1.69%
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	6,463,000	7,096,429
Building Products-0.29%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	1,250,000	1,235,250
Capital Markets-1.21%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	5,211,000	5,069,952
Chemicals-2.53%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	1,748,000	1,729,029
Chemours Co. (The), 5.38%, 05/15/2027(c)	1,770,000	1,745,744
HB Fuller Co., 4.00%, 02/15/2027(c)	1,072,000	1,038,819
Methanex Corp. (Canada), 5.13%, 10/15/2027	2,510,000	2,472,854
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)(c)	1,166,000	1,183,966
SNF Group SACA (France), 3.13%, 03/15/2027(b)	1,253,000	1,197,267
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,252,000	1,252,127
		10,619,806
Commercial Services & Supplies-4.91%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	3,749,000	3,776,184
Brink’s Co. (The), 4.63%, 10/15/2027(b)(c)	2,142,000	2,104,993
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	1,951,000	1,932,838
CoreCivic, Inc., 4.75%, 10/15/2027	853,000	834,504
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Enviri Corp., 5.75%, 07/31/2027(b)	$1,707,000	$ 1,656,598
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	2,046,000	2,003,116
GEO Group, Inc. (The), 10.25%, 04/15/2031	2,240,000	2,456,138
Matthews International Corp., 8.63%, 10/01/2027(b)	1,080,000	1,133,011
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	1,359,000	1,364,607
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	3,564,000	3,389,945
		20,651,934
Construction & Engineering-1.21%
AECOM, 5.13%, 03/15/2027	3,549,000	3,546,080
Pike Corp., 8.63%, 01/31/2031(b)	1,439,000	1,548,194
		5,094,274
Consumer Finance-1.69%
Navient Corp.
5.00%, 03/15/2027	2,510,000	2,472,471
11.50%, 03/15/2031	1,788,000	2,030,957
OneMain Finance Corp., 3.50%, 01/15/2027(c)	2,685,000	2,592,351
		7,095,779
Consumer Staples Distribution & Retail-2.03%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	4,813,000	4,745,052
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	3,804,000	3,790,171
		8,535,223
Containers & Packaging-5.82%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	2,112,000	2,103,287
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	1,079,000	1,064,366
LABL, Inc., 10.50%, 07/15/2027(b)(c)	2,426,000	2,351,351
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(b)	9,410,000	9,564,460
9.25%, 04/15/2027(b)	5,012,000	5,091,239
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	2,185,000	2,184,683
Pactiv LLC, 8.38%, 04/15/2027	582,000	614,737
Sealed Air Corp., 4.00%, 12/01/2027(b)	1,519,075	1,473,781
		24,447,904
Distributors-0.56%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	2,365,000	2,360,180
Diversified Consumer Services-1.10%
Service Corp. International, 4.63%, 12/15/2027(c)	1,918,000	1,883,148
Sotheby’s, 7.38%, 10/15/2027(b)(c)	2,735,000	2,724,347
		4,607,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-7.05%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	$5,715,000	$ 5,130,723
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	4,103,000	4,103,942
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	3,404,000	3,628,298
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)(c)	2,393,000	2,692,125
11.00%, 11/15/2029(b)	5,643,000	6,410,341
10.75%, 12/15/2030(b)	2,434,000	2,738,363
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	5,196,000	4,906,948
		29,610,740
Electric Utilities-1.53%
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	4,637,000	4,586,534
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	1,922,000	1,837,702
		6,424,236
Electrical Equipment-0.25%
EnerSys, 4.38%, 12/15/2027(b)	1,074,000	1,043,497
Energy Equipment & Services-2.13%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	1,993,000	2,079,803
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	2,510,000	2,516,466
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	2,690,000	2,706,006
Viridien (France), 8.75%, 04/01/2027(b)(c)	1,624,000	1,658,521
		8,960,796
Entertainment-1.83%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	4,305,000	4,377,514
4.75%, 10/15/2027(b)(c)	3,408,000	3,331,941
		7,709,455
Financial Services-3.41%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	1,610,000	1,644,580
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	2,460,000	2,546,061
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	1,220,000	1,168,300
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	2,148,000	2,145,661
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)(c)	1,435,000	1,440,492
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	3,589,000	3,599,404
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	1,797,000	1,781,305
		14,325,803
	Principal Amount	Value
Gas Utilities-0.42%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	$1,840,000	$ 1,777,049
Health Care Equipment & Supplies-1.05%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	1,250,000	1,328,814
Teleflex, Inc., 4.63%, 11/15/2027(c)	1,757,000	1,724,690
Varex Imaging Corp., 7.88%, 10/15/2027(b)	1,314,000	1,349,492
		4,402,996
Health Care Providers & Services-4.58%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	6,296,000	6,075,843
8.00%, 12/15/2027(b)	2,511,000	2,496,725
Tenet Healthcare Corp.
6.25%, 02/01/2027	5,382,000	5,379,792
5.13%, 11/01/2027	5,350,000	5,291,449
		19,243,809
Health Care REITs-1.07%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	4,989,000	4,493,550
Health Care Technology-0.26%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)	1,070,000	1,078,489
Hotel & Resort REITs-0.95%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	2,504,000	2,453,638
Service Properties Trust, 5.50%, 12/15/2027	1,571,000	1,531,450
		3,985,088
Hotels, Restaurants & Leisure-7.85%
Academy Ltd., 6.00%, 11/15/2027(b)	1,405,000	1,404,862
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	3,580,000	3,532,594
Carnival Corp., 5.75%, 03/01/2027(b)(c)	9,705,000	9,735,872
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	2,153,000	2,137,704
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	2,675,000	2,650,013
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	1,293,000	1,300,827
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	1,435,000	1,422,693
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)(c)	2,551,000	2,624,632
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	1,797,000	1,791,873
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	1,747,000	1,733,285
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	1,426,000	1,440,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	3,224,000	3,200,198
		32,974,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Household Durables-1.40%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	$1,274,000	$ 1,272,682
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)(c)	1,797,000	1,771,520
Newell Brands, Inc., 6.38%, 09/15/2027(c)	1,757,000	1,781,998
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	1,074,000	1,059,360
		5,885,560
Household Products-0.26%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	1,074,000	1,088,592
Insurance-2.21%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	2,687,000	2,598,162
6.75%, 10/15/2027(b)	4,775,000	4,765,493
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	1,790,000	1,936,265
		9,299,920
Interactive Media & Services-1.83%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	1,611,000	1,586,523
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	6,147,000	6,084,417
		7,670,940
IT Services-1.16%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	1,616,000	1,538,338
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	1,601,000	1,615,638
Unisys Corp., 6.88%, 11/01/2027(b)	1,737,000	1,707,311
		4,861,287
Machinery-1.60%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	1,216,000	1,205,495
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	5,560,000	5,508,636
		6,714,131
Media-10.44%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)	1,320,000	1,206,669
Belo Corp.
7.75%, 06/01/2027	702,000	733,090
7.25%, 09/15/2027	855,000	881,684
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	11,641,000	11,488,926
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	4,484,000	4,387,974
CSC Holdings LLC, 5.50%, 04/15/2027(b)	4,608,000	4,279,778
DISH Network Corp., 11.75%, 11/15/2027(b)	12,482,000	13,180,324
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	1,439,000	1,520,089
	Principal Amount	Value
Media-(continued)
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	$961,000	$ 898,561
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	5,382,000	5,312,115
		43,889,210
Metals & Mining-0.77%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	1,797,000	1,792,191
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	1,438,000	1,451,757
		3,243,948
Mortgage REITs-1.18%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	1,202,000	1,156,511
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	2,174,000	2,117,455
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	1,747,000	1,707,148
		4,981,114
Office REITs-0.32%
Office Properties Income Trust, 3.25%, 03/15/2027(b)(c)	1,569,471	1,350,192
Oil, Gas & Consumable Fuels-6.33%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	1,249,000	1,580,023
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	1,165,000	1,140,756
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	1,666,000	1,721,251
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	2,109,000	2,222,097
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	3,207,000	3,269,995
NuStar Logistics L.P., 5.63%, 04/28/2027	1,972,000	1,982,639
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	1,787,000	1,788,496
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	1,974,000	2,024,163
SM Energy Co., 6.63%, 01/15/2027(c)	1,491,000	1,491,243
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	1,515,000	1,515,551
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	7,170,000	7,846,176
		26,582,390
Passenger Airlines-0.48%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	1,977,000	1,998,680
Personal Care Products-0.74%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	2,998,000	3,112,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-1.50%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	$2,580,000	$ 2,488,371
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	3,569,000	3,829,598
		6,317,969
Professional Services-0.75%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)(c)	1,797,000	1,737,366
Korn Ferry, 4.63%, 12/15/2027(b)	1,434,000	1,399,916
		3,137,282
Retail REITs-0.54%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)(c)	2,360,000	2,275,826
Software-0.78%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	3,232,000	3,292,881
Specialized REITs-2.08%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)(c)	3,565,000	3,510,294
SBA Communications Corp., 3.88%, 02/15/2027(c)	5,366,000	5,229,043
		8,739,337
Specialty Retail-0.91%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	1,436,000	1,355,282
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	1,435,000	1,400,124
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,074,000	1,073,459
		3,828,865
Technology Hardware, Storage & Peripherals-1.15%
Seagate HDD Cayman
4.88%, 06/01/2027	1,805,000	1,783,932
9.63%, 12/01/2032(c)	2,670,000	3,030,975
		4,814,907
Textiles, Apparel & Luxury Goods-0.39%
VF Corp., 2.80%, 04/23/2027(c)	1,750,000	1,652,048
	Principal Amount	Value
Trading Companies & Distributors-1.44%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	$4,284,000	$ 4,259,880
United Rentals (North America), Inc., 5.50%, 05/15/2027	1,792,000	1,795,016
		6,054,896
Total U.S. Dollar Denominated Bonds & Notes (Cost $404,334,820)		409,668,063
	Shares
Money Market Funds-1.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $4,931,412)	4,931,412	4,931,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.67% (Cost $409,266,232)		414,599,475
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.33%
Invesco Private Government Fund, 4.34%(d)(e)(f)	28,280,840	28,280,840
Invesco Private Prime Fund, 4.47%(d)(e)(f)	73,937,736	73,959,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,240,757)		102,240,757
TOTAL INVESTMENTS IN SECURITIES-123.00% (Cost $511,506,989)		516,840,232
OTHER ASSETS LESS LIABILITIES-(23.00)%		(96,645,674)
NET ASSETS-100.00%		$420,194,558

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $313,536,628, which represented 74.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,229,587	$32,984,922	$(29,283,097)	$-	$-	$4,931,412	$91,916
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,664,998	63,128,046	(54,512,204)	-	-	28,280,840	499,189*
Invesco Private Prime Fund	51,316,130	145,082,449	(122,432,708)	(4,201)	(1,753)	73,959,917	1,339,291*
Total	$72,210,715	$241,195,417	$(206,228,009)	$(4,201)	$(1,753)	$107,172,169	$1,930,396

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.52%
Aerospace & Defense-2.87%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$1,578,000	$ 1,574,440
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	847,000	805,252
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	1,475,000	1,426,803
TransDigm, Inc., 6.75%, 08/15/2028(b)	4,435,000	4,516,517
Triumph Group, Inc., 9.00%, 03/15/2028(b)	2,020,000	2,134,310
		10,457,322
Automobile Components-4.44%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	847,000	841,747
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	1,057,000	970,534
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	1,057,000	995,854
Benteler International AG (Austria), 10.50%, 05/15/2028(b)(c)	1,055,000	1,119,265
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	1,585,000	1,619,249
Dana, Inc., 5.63%, 06/15/2028(c)	847,000	844,625
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	1,057,000	1,044,301
Tenneco, Inc., 8.00%, 11/17/2028(b)	4,013,000	3,990,271
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	3,524,000	3,478,580
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)(c)	1,260,000	1,273,720
		16,178,146
Automobiles-0.53%
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	1,372,000	1,337,475
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	608,000	607,653
		1,945,128
Banks-0.50%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	1,685,000	1,831,305
Biotechnology-0.60%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	947,000	761,287
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)	1,492,000	1,411,771
		2,173,058
Building Products-1.16%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	845,000	882,877
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)	1,121,000	1,193,568
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	1,239,000	1,214,982
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	946,000	919,673
		4,211,100
	Principal Amount	Value
Capital Markets-0.53%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	$2,113,000	$ 1,939,132
Chemicals-5.26%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	1,165,000	1,243,901
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	1,647,000	1,563,883
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)(c)	1,113,000	968,143
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	1,156,000	1,136,231
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	1,685,000	1,603,288
HB Fuller Co., 4.25%, 10/15/2028	631,000	602,043
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	735,000	672,296
Ingevity Corp., 3.88%, 11/01/2028(b)(c)	1,156,000	1,086,810
LSB Industries, Inc., 6.25%, 10/15/2028(b)	1,008,000	990,176
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	847,000	820,531
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)(c)	1,716,000	1,617,974
9.75%, 11/15/2028(b)	3,591,000	3,783,969
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	2,326,000	2,243,721
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	847,000	811,962
		19,144,928
Commercial Services & Supplies-3.48%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	1,634,000	1,555,595
4.63%, 06/01/2028(b)	2,590,000	2,470,744
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	847,000	874,013
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	1,585,000	1,505,046
3.50%, 09/01/2028(b)	1,585,000	1,492,320
Interface, Inc., 5.50%, 12/01/2028(b)	638,000	626,717
Madison IAQ LLC, 4.13%, 06/30/2028(b)	1,475,000	1,410,776
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	2,745,000	2,751,607
		12,686,818
Communications Equipment-0.20%
Viasat, Inc., 6.50%, 07/15/2028(b)	847,000	733,520
Construction & Engineering-0.90%
Fluor Corp., 4.25%, 09/15/2028(c)	1,138,000	1,090,201
Pike Corp., 5.50%, 09/01/2028(b)	1,530,000	1,498,222
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	683,000	693,578
		3,282,001
Construction Materials-0.39%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	1,503,000	1,426,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-2.09%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	$1,266,000	$ 1,352,769
Enova International, Inc., 11.25%, 12/15/2028(b)	847,000	920,905
FirstCash, Inc., 4.63%, 09/01/2028(b)	1,057,000	1,022,440
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)	1,158,000	1,235,250
Navient Corp., 4.88%, 03/15/2028(c)	1,057,000	1,025,010
OneMain Finance Corp., 3.88%, 09/15/2028(c)	1,266,000	1,187,805
PRA Group, Inc., 8.38%, 02/01/2028(b)	844,000	874,597
		7,618,776
Consumer Staples Distribution & Retail-1.88%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	1,580,000	1,611,161
Aramark Services, Inc., 5.00%, 02/01/2028(b)	2,425,000	2,385,957
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	847,000	711,802
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	1,057,000	1,050,465
US Foods, Inc., 6.88%, 09/15/2028(b)	1,057,000	1,096,853
		6,856,238
Containers & Packaging-4.13%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	1,262,000	1,155,080
Ball Corp., 6.88%, 03/15/2028(c)	1,585,000	1,626,457
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	939,000	920,594
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	1,075,000	1,070,069
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	947,000	899,650
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	1,713,000	1,710,586
Iris Holding, Inc., 10.00%, 12/15/2028(b)	847,000	784,572
LABL, Inc.
5.88%, 11/01/2028(b)	1,057,000	936,493
9.50%, 11/01/2028(b)	638,000	613,497
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)(c)	1,059,000	1,065,267
Sealed Air Corp., 6.13%, 02/01/2028(b)(c)	1,633,000	1,648,915
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	1,202,000	1,160,341
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	1,312,000	1,438,449
		15,029,970
Diversified Consumer Services-0.23%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	856,000	850,385
	Principal Amount	Value
Diversified REITs-2.11%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	$6,102,000	$6,519,280
4.75%, 04/15/2028(b)	1,202,000	1,154,810
		7,674,090
Diversified Telecommunication Services-3.56%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	2,319,000	1,868,686
CommScope LLC, 7.13%, 07/01/2028(b)	1,350,000	1,281,790
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)(c)	847,000	809,215
6.50%, 10/01/2028(b)	1,585,000	1,547,222
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	3,275,000	3,246,560
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	1,805,000	1,838,369
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	380,000	340,100
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	2,280,000	2,029,762
		12,961,704
Electric Utilities-0.92%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	1,346,000	1,279,394
PG&E Corp., 5.00%, 07/01/2028	2,113,000	2,060,234
		3,339,628
Electrical Equipment-0.47%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	1,797,000	1,728,843
Energy Equipment & Services-1.72%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	1,688,000	1,694,467
Bristow Group, Inc., 6.88%, 03/01/2028(b)	847,000	850,271
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	847,000	859,508
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	1,688,000	1,724,922
Oceaneering International, Inc., 6.00%, 02/01/2028	419,000	415,538
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	683,508	701,882
		6,246,588
Entertainment-0.71%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	1,612,000	1,579,490
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	1,057,000	1,013,510
		2,593,000
Financial Services-3.00%
AG Issuer LLC, 6.25%, 03/01/2028(b)	1,057,000	1,050,617
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	845,000	841,978
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	1,266,000	1,338,383
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)(c)	2,100,000	2,007,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	$1,050,000	$ 915,331
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	2,110,000	2,084,007
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)(c)	1,794,000	1,759,549
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	847,000	933,860
		10,931,383
Food Products-1.52%
B&G Foods, Inc., 8.00%, 09/15/2028(b)	1,684,000	1,722,882
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	902,000	880,644
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	1,057,000	1,036,568
TKC Holdings, Inc., 6.88%, 05/15/2028(b)(c)	902,000	908,084
TreeHouse Foods, Inc., 4.00%, 09/01/2028(c)	1,057,000	973,434
		5,521,612
Gas Utilities-0.29%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)(c)	1,044,000	1,056,446
Health Care Equipment & Supplies-1.35%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	2,950,000	3,079,063
Hologic, Inc., 4.63%, 02/01/2028(b)	847,000	830,487
Teleflex, Inc., 4.25%, 06/01/2028(b)	1,057,000	1,014,178
		4,923,728
Health Care Providers & Services-3.79%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)(c)	947,000	912,490
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	3,275,000	3,172,333
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	100,000	425
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	1,475,000	1,571,335
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	1,688,000	1,617,895
Tenet Healthcare Corp.
4.63%, 06/15/2028	1,271,000	1,229,181
6.13%, 10/01/2028	5,279,000	5,279,129
		13,782,788
Health Care REITs-0.26%
Diversified Healthcare Trust, 4.75%, 02/15/2028	1,057,000	943,250
Hotel & Resort REITs-0.42%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	1,530,000	1,519,657
Hotels, Restaurants & Leisure-3.84%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	1,585,000	1,534,035
Acushnet Co., 7.38%, 10/15/2028(b)	738,000	770,930
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Churchill Downs, Inc., 4.75%, 01/15/2028(b)(c)	$1,475,000	$ 1,442,012
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	865,000	871,972
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	1,057,000	1,058,013
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	1,475,000	1,479,640
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	583,000	609,174
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	738,000	714,728
MGM Resorts International, 4.75%, 10/15/2028(c)	1,585,000	1,540,726
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	849,000	880,484
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	638,000	644,070
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	1,459,000	1,410,525
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	1,057,000	1,018,833
		13,975,142
Household Durables-1.57%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	1,075,000	942,693
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	638,000	671,093
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	638,000	631,139
LGI Homes, Inc., 8.75%, 12/15/2028(b)	847,000	895,536
M/I Homes, Inc., 4.95%, 02/01/2028	845,000	828,654
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	738,000	734,034
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	1,057,000	1,028,192
		5,731,341
Household Products-0.50%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	638,000	631,096
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)(c)	1,228,000	1,184,847
		1,815,943
Independent Power and Renewable Electricity Producers-2.60%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	846,000	798,628
Calpine Corp.
4.50%, 02/15/2028(b)	2,635,000	2,578,976
5.13%, 03/15/2028(b)	2,956,000	2,914,135
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	1,794,000	1,743,995
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	1,475,000	1,427,980
		9,463,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Insurance-0.73%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	$2,640,000	$ 2,672,438
Interactive Media & Services-1.06%
Cars.com, Inc., 6.38%, 11/01/2028(b)	845,000	841,050
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	1,057,000	1,024,672
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	2,113,000	2,003,521
		3,869,243
IT Services-2.55%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	734,000	678,608
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	847,000	837,871
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	2,004,000	1,881,260
ASGN, Inc., 4.63%, 05/15/2028(b)	1,156,000	1,109,542
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	880,000	815,512
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	2,198,000	2,316,186
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)(c)	950,000	898,974
Virtusa Corp., 7.13%, 12/15/2028(b)	738,000	728,539
		9,266,492
Machinery-1.67%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	738,000	692,952
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	712,000	494,990
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	1,057,000	1,113,974
Titan International, Inc., 7.00%, 04/30/2028(c)	844,000	837,418
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	846,000	852,562
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	1,266,000	1,322,813
Wabash National Corp., 4.50%, 10/15/2028(b)	847,000	765,257
		6,079,966
Media-9.35%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	1,303,000	1,235,216
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	5,279,000	5,153,011
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	2,113,000	1,964,164
9.00%, 09/15/2028(b)(c)	1,580,000	1,665,488
CSC Holdings LLC
5.38%, 02/01/2028(b)	2,070,000	1,778,807
11.25%, 05/15/2028(b)	2,108,000	2,053,585
DISH DBS Corp., 5.75%, 12/01/2028(b)	5,280,000	4,693,506
GCI LLC, 4.75%, 10/15/2028(b)	1,266,000	1,200,295
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	580,000	463,855
Lamar Media Corp., 3.75%, 02/15/2028	1,257,000	1,204,058
	Principal Amount	Value
Media-(continued)
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	$1,746,000	$ 1,713,912
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	4,222,000	3,968,932
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)(c)	830,000	819,384
TEGNA, Inc., 4.63%, 03/15/2028(c)	2,113,000	2,026,858
Univision Communications, Inc., 8.00%, 08/15/2028(b)	3,035,000	3,085,639
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)(c)	1,060,000	1,017,096
		34,043,806
Metals & Mining-0.58%
Century Aluminum Co., 7.50%, 04/01/2028(b)	400,000	407,078
Constellium SE, 5.63%, 06/15/2028(b)	684,000	677,978
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)(c)	1,057,000	1,020,934
		2,105,990
Oil, Gas & Consumable Fuels-8.15%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	1,081,000	1,107,665
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	683,000	657,323
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	2,849,000	2,968,513
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	491,000	496,757
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	1,060,000	1,129,840
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	2,103,000	2,205,572
CVR Energy, Inc., 5.75%, 02/15/2028(b)	847,000	804,314
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	1,475,000	1,512,388
Global Marine, Inc., 7.00%, 06/01/2028	548,000	519,230
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	509,000	546,732
Hess Midstream Operations L.P.
5.88%, 03/01/2028(b)	1,890,000	1,904,892
5.13%, 06/15/2028(b)	1,156,000	1,142,419
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	1,165,000	1,230,174
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	1,687,000	1,726,854
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	847,000	921,492
Matador Resources Co., 6.88%, 04/15/2028(b)	1,057,000	1,080,458
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	1,484,000	1,507,002
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	1,266,000	1,327,215
SM Energy Co., 6.50%, 07/15/2028	847,000	849,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)(c)	$1,057,000	$ 1,091,718
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	4,745,000	4,945,747
		29,675,850
Paper & Forest Products-0.92%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)(c)	639,000	607,672
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	583,000	549,999
Domtar Corp., 6.75%, 10/01/2028(b)	1,352,000	1,255,306
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	847,000	925,802
		3,338,779
Passenger Airlines-0.78%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	1,584,000	1,620,676
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	1,220,000	1,218,657
		2,839,333
Personal Care Products-0.43%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	1,585,000	1,566,717
Pharmaceuticals-4.04%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	738,000	734,901
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	3,202,000	2,780,665
11.00%, 09/30/2028(b)	3,545,000	3,592,503
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)(c)	1,060,000	966,446
Elanco Animal Health, Inc., 6.65%, 08/28/2028	1,542,000	1,574,812
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	4,435,000	4,221,528
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	847,000	837,808
		14,708,663
Professional Services-1.28%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	1,942,000	1,824,287
CoreLogic, Inc., 4.50%, 05/01/2028(b)	1,585,000	1,501,647
KBR, Inc., 4.75%, 09/30/2028(b)	528,000	507,165
Science Applications International Corp., 4.88%, 04/01/2028(b)	847,000	818,172
		4,651,271
Real Estate Management & Development-0.98%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	1,376,000	1,390,564
Forestar Group, Inc., 5.00%, 03/01/2028(b)	638,000	626,377
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	1,585,000	1,542,445
		3,559,386
Residential REITs-0.15%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	528,000	529,585
	Principal Amount	Value
Retail REITs-0.28%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)(c)	$1,057,000	$ 1,006,782
Semiconductors & Semiconductor Equipment-0.61%
Entegris, Inc., 4.38%, 04/15/2028(b)(c)	847,000	818,391
ON Semiconductor Corp., 3.88%, 09/01/2028(b)(c)	1,475,000	1,396,594
		2,214,985
Software-2.20%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	736,000	739,353
Fair Isaac Corp., 4.00%, 06/15/2028(b)	1,897,000	1,817,309
GoTo Group, Inc., 5.50%, 05/01/2028(b)	757,000	656,697
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	740,000	678,546
NCR Voyix Corp., 5.00%, 10/01/2028(b)	1,376,000	1,335,619
PTC, Inc., 4.00%, 02/15/2028(b)	1,057,000	1,019,446
Rocket Software, Inc., 9.00%, 11/28/2028(b)(c)	1,688,000	1,749,674
		7,996,644
Specialized REITs-0.76%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	1,740,000	1,718,449
5.00%, 07/15/2028(b)	1,057,000	1,035,818
		2,754,267
Specialty Retail-2.53%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	856,000	831,502
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	937,000	933,594
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	1,585,000	1,510,919
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	847,000	819,084
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	1,797,000	1,350,049
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	2,537,000	2,411,411
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	1,348,000	1,347,845
		9,204,404
Technology Hardware, Storage & Peripherals-0.35%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	1,585,000	1,285,350
Trading Companies & Distributors-1.30%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)(c)	2,113,000	2,085,747
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)(c)	2,641,000	2,642,945
		4,728,692
Total U.S. Dollar Denominated Bonds & Notes (Cost $352,771,031)		358,671,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(g)(h) (Cost $679,439)	679,439	$ 679,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.71% (Cost $353,450,470)		359,351,125
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.05%
Invesco Private Government Fund, 4.34%(g)(h)(i)	15,872,061	15,872,061
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(g)(h)(i)	46,202,621	$ 46,216,482
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,088,543)		62,088,543
TOTAL INVESTMENTS IN SECURITIES-115.76% (Cost $415,539,013)		421,439,668
OTHER ASSETS LESS LIABILITIES-(15.76)%		(57,379,833)
NET ASSETS-100.00%		$364,059,835

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $319,697,310, which represented 87.81% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,875,763	$22,744,406	$(23,940,730)	$-	$-	$679,439	$70,130
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,786,911	49,710,408	(43,625,258)	-	-	15,872,061	354,590*
Invesco Private Prime Fund	25,546,789	103,688,894	(83,014,136)	(2,407)	(2,658)	46,216,482	952,712*
Total	$37,209,463	$176,143,708	$(150,580,124)	$(2,407)	$(2,658)	$62,767,982	$1,377,432

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.19%
Aerospace & Defense-2.16%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$425,000	$ 434,631
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)(c)	564,000	583,908
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	310,000	290,943
TransDigm, Inc.
4.63%, 01/15/2029	897,000	853,576
6.38%, 03/01/2029(b)	2,061,000	2,090,737
4.88%, 05/01/2029	559,000	534,681
		4,788,476
Automobile Components-1.82%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	457,000	418,856
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	460,000	429,062
Belron UK Finance PLC (United Kingdom), 5.75%, 10/15/2029(b)	855,000	854,410
Champions Financing, Inc., 8.75%, 02/15/2029(b)(c)	450,000	416,587
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	631,000	600,394
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	710,000	669,285
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	265,000	253,012
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	459,000	392,204
		4,033,810
Automobiles-0.51%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	375,000	374,871
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	487,000	388,454
Thor Industries, Inc., 4.00%, 10/15/2029(b)	385,000	355,974
		1,119,299
Broadline Retail-0.94%
QVC, Inc., 6.88%, 04/15/2029(b)(c)	470,000	382,968
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	1,549,000	1,704,475
		2,087,443
Building Products-0.83%
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(b)	238,000	184,210
9.50%, 08/15/2029(b)	380,000	362,343
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	270,000	257,563
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	263,000	224,987
6.75%, 08/01/2029(b)	220,000	191,257
	Principal Amount	Value
Building Products-(continued)
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	$224,000	$ 212,363
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/2029(b)	385,000	393,815
		1,826,538
Capital Markets-0.68%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	295,000	295,601
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	272,000	272,162
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029	533,000	544,025
10.00%, 11/15/2029(b)	380,000	386,679
		1,498,467
Chemicals-3.49%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	520,000	480,555
Chemours Co. (The), 4.63%, 11/15/2029(b)(c)	480,000	426,949
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)	545,000	560,110
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)	300,000	317,670
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	350,000	371,318
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(b)	201,000	207,174
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	300,000	278,225
Methanex Corp. (Canada), 5.25%, 12/15/2029(c)	526,000	513,882
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	443,000	420,922
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	300,000	285,755
Rain Carbon, Inc., 12.25%, 09/01/2029(b)(c)	332,000	352,543
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	539,000	534,474
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	315,000	297,794
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	519,000	488,043
Tronox, Inc., 4.63%, 03/15/2029(b)(c)	830,000	743,437
Wayfair LLC, 7.25%, 10/31/2029(b)	620,000	631,231
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	889,000	815,096
		7,725,178
Commercial Services & Supplies-5.86%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	440,000	405,970
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	750,000	708,989
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	723,000	685,410
APi Group DE, Inc.
4.13%, 07/15/2029(b)	260,000	242,177
4.75%, 10/15/2029(b)	213,000	202,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Brink’s Co. (The), 6.50%, 06/15/2029(b)	$305,000	$ 312,616
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	228,000	222,069
CoreCivic, Inc., 8.25%, 04/15/2029(c)	370,000	392,571
CPI CG, Inc., 10.00%, 07/15/2029(b)	220,000	237,647
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	380,000	397,015
Deluxe Corp.
8.00%, 06/01/2029(b)	370,000	352,211
8.13%, 09/15/2029(b)	350,000	355,475
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)(c)	478,000	448,412
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	372,000	359,433
GEO Group, Inc. (The), 8.63%, 04/15/2029	497,000	526,515
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	576,000	554,315
4.38%, 08/15/2029(b)	425,000	401,614
Madison IAQ LLC, 5.88%, 06/30/2029(b)	796,000	768,285
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	2,008,000	1,800,204
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	269,000	271,032
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	805,000	826,128
10.88%, 08/01/2029(b)	370,000	380,295
Reworld Holding Corp., 4.88%, 12/01/2029(b)	590,000	556,553
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	1,690,000	1,561,874
		12,969,134
Communications Equipment-0.13%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	303,000	278,031
Construction & Engineering-0.67%
Arcosa, Inc., 4.38%, 04/15/2029(b)	306,000	289,814
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	380,000	360,635
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	248,000	227,710
Tutor Perini Corp., 11.88%, 04/30/2029(b)	304,000	335,881
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	268,000	262,214
		1,476,254
Construction Materials-0.31%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	304,000	296,628
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	388,000	395,542
		692,170
Consumer Finance-1.81%
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	372,000	396,437
Enova International, Inc., 9.13%, 08/01/2029(b)	371,000	391,295
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	457,000	474,482
Navient Corp., 5.50%, 03/15/2029(c)	580,000	558,659
OneMain Finance Corp.
6.63%, 05/15/2029	695,000	709,279
5.38%, 11/15/2029	570,000	557,387
	Principal Amount	Value
Consumer Finance-(continued)
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	$260,000	$ 247,039
PRA Group, Inc., 5.00%, 10/01/2029(b)(c)	260,000	242,819
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	451,000	430,709
		4,008,106
Consumer Staples Distribution & Retail-2.17%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	1,040,000	962,557
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)(c)	300,000	276,751
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	770,000	801,728
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	752,000	709,719
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	882,000	854,225
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	650,000	606,895
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029(c)	575,000	579,932
		4,791,807
Containers & Packaging-1.49%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	790,000	690,552
Ball Corp., 6.00%, 06/15/2029	770,000	783,879
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	390,000	394,260
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(b)	339,000	279,675
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	258,000	240,399
LABL, Inc., 8.25%, 11/01/2029(b)	350,000	298,594
Sealed Air Corp., 5.00%, 04/15/2029(b)	315,000	307,426
TriMas Corp., 4.13%, 04/15/2029(b)	310,000	290,669
		3,285,454
Distributors-0.27%
Gates Corp., 6.88%, 07/01/2029(b)	380,000	390,403
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	230,000	211,058
		601,461
Diversified Consumer Services-0.48%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	310,000	286,917
Service Corp. International, 5.13%, 06/01/2029	575,000	566,616
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	225,000	206,173
		1,059,706
Diversified REITs-0.65%
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	378,000	295,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Diversified REITs-(continued)
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	$385,000	$ 377,763
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	828,000	770,210
		1,443,672
Diversified Telecommunication Services-3.72%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	221,000	171,709
5.13%, 07/15/2029(b)	1,836,000	1,426,321
5.50%, 10/15/2029(b)	1,468,000	1,148,202
CommScope LLC, 4.75%, 09/01/2029(b)	939,000	845,831
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)(c)	1,478,000	1,356,379
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	752,000	762,253
5.88%, 11/01/2029	580,000	580,662
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	600,000	556,625
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	245,000	192,270
4.88%, 06/15/2029(b)	471,000	409,770
3.75%, 07/15/2029(b)	270,000	209,250
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	230,000	190,993
4.13%, 04/15/2029(b)	248,000	226,938
5.38%, 06/15/2029(b)	176,000	147,154
		8,224,357
Electric Utilities-1.61%
DPL, Inc., 4.35%, 04/15/2029	300,000	284,174
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	290,000	264,060
NRG Energy, Inc.
3.38%, 02/15/2029(b)	370,000	340,577
5.25%, 06/15/2029(b)	565,000	554,231
5.75%, 07/15/2029(b)	615,000	610,306
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	966,000	922,822
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)(c)	580,000	576,606
		3,552,776
Electrical Equipment-0.32%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	689,000	701,787
Electronic Equipment, Instruments & Components-1.14%
Coherent Corp., 5.00%, 12/15/2029(b)	741,000	715,668
Imola Merger Corp., 4.75%, 05/15/2029(b)	1,496,000	1,440,411
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	388,000	363,852
		2,519,931
Energy Equipment & Services-1.52%
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(c)	273,000	274,896
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	535,000	533,288
	Principal Amount	Value
Energy Equipment & Services-(continued)
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	$308,000	$ 307,721
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	630,000	662,360
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	765,000	782,975
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)(c)	770,000	791,837
		3,353,077
Entertainment-1.00%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	733,000	620,104
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	300,000	312,895
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	384,000	376,300
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	295,000	270,918
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	245,000	206,177
Playtika Holding Corp., 4.25%, 03/15/2029(b)	458,000	416,085
		2,202,479
Financial Services-3.45%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	600,000	590,250
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)	300,000	264,978
12.25%, 11/01/2029(b)	200,000	208,944
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	752,000	729,126
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	865,000	903,617
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	302,000	309,130
Hightower Holding LLC, 6.75%, 04/15/2029(b)	227,000	221,091
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	439,000	415,726
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	308,000	329,363
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	580,000	584,255
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	495,000	465,575
7.88%, 12/15/2029(b)	580,000	607,730
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	370,000	359,469
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	365,000	378,966
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	310,000	322,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	$450,000	$ 417,853
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	536,000	520,480
		7,628,680
Food Products-1.15%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	381,000	398,172
Post Holdings, Inc., 5.50%, 12/15/2029(b)	945,000	926,720
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	521,000	534,440
US Foods, Inc., 4.75%, 02/15/2029(b)	696,000	674,110
		2,533,442
Gas Utilities-0.67%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	619,000	578,740
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	960,000	895,698
		1,474,438
Ground Transportation-0.78%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	235,000	219,688
Hertz Corp. (The)
12.63%, 07/15/2029(b)	959,000	1,011,925
5.00%, 12/01/2029(b)	723,000	498,750
		1,730,363
Health Care Equipment & Supplies-3.40%
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	612,000	567,699
Hologic, Inc., 3.25%, 02/15/2029(b)	728,000	673,211
Medline Borrower L.P.
3.88%, 04/01/2029(b)	3,458,000	3,244,062
5.25%, 10/01/2029(b)	1,925,000	1,867,605
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	1,150,000	1,168,634
		7,521,211
Health Care Providers & Services-2.05%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	354,000	330,644
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	226,000	214,834
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	493,000	446,070
HealthEquity, Inc., 4.50%, 10/01/2029(b)	457,000	434,350
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	387,000	345,773
Option Care Health, Inc., 4.38%, 10/31/2029(b)	384,000	360,870
Owens & Minor, Inc., 4.50%, 03/31/2029(b)(c)	358,000	314,559
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	1,150,000	1,089,926
Tenet Healthcare Corp., 4.25%, 06/01/2029	1,053,000	994,629
		4,531,655
	Principal Amount	Value
Hotel & Resort REITs-1.14%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	$578,000	$ 553,244
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	310,000	311,336
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	428,000	410,287
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	387,000	355,662
Service Properties Trust, 8.38%, 06/15/2029	523,000	529,260
XHR L.P., 4.88%, 06/01/2029(b)	375,000	357,575
		2,517,364
Hotels, Restaurants & Leisure-6.00%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%, 02/15/2029(b)(c)	580,000	541,473
6.13%, 06/15/2029(b)	925,000	941,299
5.63%, 09/15/2029(b)	370,000	370,634
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	227,000	209,543
Boyne USA, Inc., 4.75%, 05/15/2029(b)	528,000	505,324
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	924,000	873,765
Carnival Corp., 6.00%, 05/01/2029(b)	1,535,000	1,540,050
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	305,000	306,518
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)(c)	765,000	723,912
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	417,000	439,562
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	420,000	423,706
3.75%, 05/01/2029(b)	620,000	581,779
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)(c)	654,000	624,268
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	382,000	393,635
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	403,000	331,602
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)(c)	380,000	358,204
MGM Resorts International, 6.13%, 09/15/2029(c)	650,000	654,201
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	530,000	506,667
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	310,000	294,377
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)(c)	301,000	273,878
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	465,000	342,377
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)(c)	622,000	665,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	$560,000	$ 543,174
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	370,000	359,126
Travel + Leisure Co., 4.50%, 12/01/2029(b)	498,000	474,792
		13,279,074
Household Durables-1.09%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	270,000	249,671
Century Communities, Inc., 3.88%, 08/15/2029(b)	380,000	346,888
Landsea Homes Corp., 8.88%, 04/01/2029(b)	230,000	229,052
LGI Homes, Inc., 4.00%, 07/15/2029(b)	230,000	208,610
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	280,000	291,668
Newell Brands, Inc., 6.63%, 09/15/2029	381,000	388,898
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	750,000	697,947
		2,412,734
Household Products-0.25%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	595,000	557,708
Independent Power and Renewable Electricity Producers-0.36%
Calpine Corp., 4.63%, 02/01/2029(b)	495,000	474,751
TransAlta Corp. (Canada), 7.75%, 11/15/2029	305,000	318,975
		793,726
Industrial Conglomerates-0.21%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	530,000	456,278
Insurance-2.62%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	712,000	738,815
4.25%, 02/15/2029(b)	525,000	497,444
8.50%, 06/15/2029(b)	380,000	399,821
6.00%, 08/01/2029(b)	385,000	375,579
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	295,000	313,097
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	345,000	336,012
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	575,000	581,876
4.88%, 06/30/2029(b)	610,000	581,722
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	580,000	583,709
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	424,000	430,159
	Principal Amount	Value
Insurance-(continued)
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	$553,000	$ 541,158
HUB International Ltd., 5.63%, 12/01/2029(b)	425,000	417,346
		5,796,738
Interactive Media & Services-0.22%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	270,000	265,637
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	324,000	229,630
		495,267
IT Services-1.19%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)	370,000	368,612
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	404,000	391,642
ION Trading Technologies S.a.r.l. (Luxembourg), 9.50%, 05/30/2029(b)	577,000	595,779
Twilio, Inc., 3.63%, 03/15/2029	375,000	350,252
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	460,000	457,736
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	500,000	463,702
		2,627,723
Leisure Products-0.08%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)	170,000	169,136
Machinery-1.42%
ESAB Corp., 6.25%, 04/15/2029(b)	540,000	549,322
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	370,000	257,228
Hillenbrand, Inc., 6.25%, 02/15/2029	380,000	385,479
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	765,000	806,244
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	339,000	319,016
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	385,000	366,438
Terex Corp., 5.00%, 05/15/2029(b)	465,000	448,325
		3,132,052
Media-9.08%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	1,645,000	1,292,022
AMC Networks, Inc.
10.25%, 01/15/2029(b)	670,000	710,743
4.25%, 02/15/2029(c)	740,000	576,712
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	1,121,000	1,091,078
6.38%, 09/01/2029(b)	1,100,000	1,105,122
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	804,000	713,518
CMG Media Corp., 8.88%, 06/18/2029(b)	430,000	360,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Media-(continued)
CSC Holdings LLC
11.75%, 01/31/2029(b)	$1,510,000	$1,475,318
6.50%, 02/01/2029(b)	1,351,000	1,129,571
EchoStar Corp., 10.75%, 11/30/2029	4,014,000	4,303,935
Gray Media, Inc., 10.50%, 07/15/2029(b)(c)	940,000	970,182
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	550,000	468,187
Lamar Media Corp., 4.88%, 01/15/2029	305,000	296,949
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)(c)	615,000	464,780
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	477,000	479,690
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	375,000	352,759
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	940,000	921,270
Stagwell Global LLC, 5.63%, 08/15/2029(b)(c)	848,000	822,227
TEGNA, Inc., 5.00%, 09/15/2029(c)	820,000	776,055
Univision Communications, Inc., 4.50%, 05/01/2029(b)	806,000	728,137
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,097,000	1,050,887
		20,089,353
Metals & Mining-1.66%
ATI, Inc., 4.88%, 10/01/2029	245,000	235,699
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	550,000	552,910
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	281,000	263,075
6.88%, 11/01/2029(b)	665,000	668,936
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	230,000	222,263
Constellium SE, 3.75%, 04/15/2029(b)(c)	370,000	341,032
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	415,000	414,818
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	388,000	361,098
TMS International Corp., 6.25%, 04/15/2029(b)	268,000	253,949
United States Steel Corp., 6.88%, 03/01/2029	357,000	361,858
		3,675,638
Mortgage REITs-1.02%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	380,000	354,117
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	350,000	364,378
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	470,000	453,917
Rithm Capital Corp., 8.00%, 04/01/2029(b)	598,000	607,538
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	454,000	472,725
		2,252,675
Office REITs-0.41%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	295,000	316,451
	Principal Amount	Value
Office REITs-(continued)
Office Properties Income Trust
9.00%, 03/31/2029(b)	$230,000	$223,367
9.00%, 09/30/2029(b)	440,000	372,900
		912,718
Oil, Gas & Consumable Fuels-10.15%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	770,000	794,286
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	579,000	570,350
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	305,000	301,503
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	380,000	393,073
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	460,000	472,101
California Resources Corp., 8.25%, 06/15/2029(b)	688,000	708,302
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2029(b)	20,000	20,650
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	850,000	877,475
CNX Resources Corp., 6.00%, 01/15/2029(b)	386,000	383,335
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	941,000	925,844
6.75%, 03/01/2029(b)	305,000	299,895
CVR Energy, Inc., 8.50%, 01/15/2029(b)	460,000	454,101
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	805,000	844,468
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	460,000	474,739
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	500,000	510,883
Hess Midstream Operations L.P., 6.50%, 06/01/2029(b)	460,000	470,100
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	466,000	456,294
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	561,000	580,246
ITT Holdings LLC, 6.50%, 08/01/2029(b)	935,000	891,548
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	580,000	599,624
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	463,000	457,577
Murphy Oil USA, Inc., 4.75%, 09/15/2029	385,000	371,132
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)	180,000	153,966
NFE Financing LLC, 12.00%, 11/15/2029(b)	2,095,000	2,071,927
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)(c)	695,000	708,251
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	620,000	587,686
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	295,000	305,969
SM Energy Co., 6.75%, 08/01/2029(b)	580,000	581,350
Sunoco L.P., 7.00%, 05/01/2029(b)	573,000	594,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	$620,000	$ 593,752
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	620,000	634,074
Talos Production, Inc., 9.00%, 02/01/2029(b)	470,000	486,449
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	303,000	295,416
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	538,000	512,922
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	2,305,000	2,546,857
Vital Energy, Inc., 7.75%, 07/31/2029(b)	228,000	226,485
W&T Offshore, Inc., 10.75%, 02/01/2029(b)	300,000	302,110
		22,458,884
Paper & Forest Products-0.43%
Magnera Corp., 4.75%, 11/15/2029(b)	380,000	346,001
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	668,000	606,623
		952,624
Passenger Airlines-0.55%
American Airlines, Inc., 8.50%, 05/15/2029(b)	750,000	790,775
OneSky Flight LLC, 8.88%, 12/15/2029(b)	420,000	436,387
		1,227,162
Personal Care Products-0.16%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	380,000	354,263
Pharmaceuticals-0.70%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(c)	380,000	353,137
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	592,000	640,205
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)(c)	588,000	560,035
		1,553,377
Professional Services-0.42%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	265,000	242,210
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	340,000	332,596
TriNet Group, Inc., 3.50%, 03/01/2029(b)	380,000	348,873
		923,679
Real Estate Management & Development-0.77%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)(c)	432,000	355,783
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	495,000	454,834
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	491,000	474,398
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	457,000	428,426
		1,713,441
Residential REITs-0.11%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	271,000	253,834
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.39%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	$280,000	$ 296,081
Entegris, Inc., 3.63%, 05/01/2029(b)	303,000	281,186
Synaptics, Inc., 4.00%, 06/15/2029(b)	311,000	288,913
		866,180
Software-4.96%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)(c)	570,000	539,169
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	560,000	520,013
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	690,000	633,887
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	3,080,000	3,032,005
9.00%, 09/30/2029(b)	2,948,000	3,015,303
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)(c)	430,000	450,278
Elastic N.V., 4.13%, 07/15/2029(b)	430,000	406,208
Ellucian Holdings Inc., 6.50%, 12/01/2029(b)	535,000	539,714
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 8.75%, 05/01/2029(b)	525,000	529,940
NCR Voyix Corp., 5.13%, 04/15/2029(b)	307,000	295,385
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	650,000	598,271
Rocket Software, Inc., 6.50%, 02/15/2029(b)	433,000	417,141
		10,977,314
Specialized REITs-1.17%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	770,000	793,644
4.88%, 09/15/2029(b)	770,000	742,395
SBA Communications Corp., 3.13%, 02/01/2029	1,153,000	1,057,936
		2,593,975
Specialty Retail-3.84%
Arko Corp., 5.13%, 11/15/2029(b)(c)	344,000	311,076
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	620,000	591,390
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	4,500
Foot Locker, Inc., 4.00%, 10/01/2029(b)	311,000	267,343
Gap, Inc. (The), 3.63%, 10/01/2029(b)	560,000	512,262
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	392,000	375,734
11.50%, 08/15/2029(b)	418,000	439,414
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	556,000	512,244
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	770,000	734,428
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	600,000	556,376
Penske Automotive Group, Inc., 3.75%, 06/15/2029	385,000	358,736
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	498,000	469,289
Staples, Inc., 10.75%, 09/01/2029(b)	1,906,000	1,822,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Upbound Group, Inc., 6.38%, 02/15/2029(b)	$348,000	$ 340,684
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	385,000	402,288
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	465,000	423,624
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)	340,000	361,656
		8,483,682
Technology Hardware, Storage & Peripherals-0.52%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	368,000	384,282
Seagate HDD Cayman
4.09%, 06/01/2029	370,000	350,795
3.13%, 07/15/2029	126,000	111,453
Xerox Holdings Corp., 8.88%, 11/30/2029(b)	370,000	305,697
		1,152,227
Textiles, Apparel & Luxury Goods-0.40%
Crocs, Inc., 4.25%, 03/15/2029(b)	265,000	248,696
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	301,000	279,134
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	420,000	363,172
		891,002
Trading Companies & Distributors-0.79%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)(c)	375,000	348,436
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	267,000	260,221
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	235,000	227,812
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	310,000	274,628
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	620,000	629,265
		1,740,362
Total U.S. Dollar Denominated Bonds & Notes (Cost $213,605,149)		214,969,392
	Shares	Value
Money Market Funds-0.84%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $1,857,704)	1,857,704	$ 1,857,704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.03% (Cost $215,462,853)		216,827,096
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.45%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,188,297	5,188,297
Invesco Private Prime Fund, 4.47%(d)(e)(f)	13,485,614	13,489,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,677,957)		18,677,957
TOTAL INVESTMENTS IN SECURITIES-106.48% (Cost $234,140,810)		235,505,053
OTHER ASSETS LESS LIABILITIES-(6.48)%		(14,329,015)
NET ASSETS-100.00%		$221,176,038

Investment Abbreviations:
CPI	-Consumer Price Index
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $189,225,203, which represented 85.55% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$526,231	$12,314,122	$(10,982,649)	$-	$-	$1,857,704	$29,963
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,739,880	23,546,743	(20,098,326)	-	-	5,188,297	110,294*
Invesco Private Prime Fund	4,543,965	46,094,622	(37,146,764)	(236)	(1,927)	13,489,660	296,836*
Total	$6,810,076	$81,955,487	$(68,227,739)	$(236)	$(1,927)	$20,535,661	$437,093

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-1.20%
TransDigm, Inc., 6.88%, 12/15/2030(b)	$1,270,000	$ 1,304,389
Air Freight & Logistics-1.26%
Rand Parent LLC, 8.50%, 02/15/2030(b)	743,000	763,966
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	600,000	608,202
		1,372,168
Automobile Components-1.98%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	610,000	621,719
Dana, Inc., 4.25%, 09/01/2030	348,000	329,087
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	515,000	515,917
6.75%, 04/23/2030(b)	700,000	688,836
		2,155,559
Banks-0.92%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	920,000	1,001,643
Building Products-1.24%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	431,000	436,923
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	441,000	423,781
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	502,000	490,834
		1,351,538
Capital Markets-0.59%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	650,000	639,110
Chemicals-1.40%
Avient Corp., 7.13%, 08/01/2030(b)	633,000	652,766
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	564,000	609,848
SNF Group SACA (France), 3.38%, 03/15/2030(b)	300,000	264,586
		1,527,200
Commercial Services & Supplies-1.19%
OT Midco Ltd. (United Kingdom), 10.00%, 02/15/2030(b)	550,000	511,798
Reworld Holding Corp., 5.00%, 09/01/2030	345,000	322,792
VT Topco, Inc., 8.50%, 08/15/2030(b)	432,000	460,047
		1,294,637
Communications Equipment-0.30%
Ciena Corp., 4.00%, 01/31/2030(b)	348,000	323,616
Construction & Engineering-1.09%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	1,161,000	1,183,891
Consumer Finance-3.66%
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	434,000	457,043
FirstCash, Inc., 5.63%, 01/01/2030(b)	485,000	476,287
goeasy Ltd. (Canada), 6.88%, 05/15/2030(b)	348,000	353,859
Navient Corp., 9.38%, 07/25/2030(c)	432,000	471,656
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
7.88%, 03/15/2030	$605,000	$636,643
4.00%, 09/15/2030(c)	727,000	654,731
PRA Group, Inc., 8.88%, 01/31/2030(b)	468,000	493,246
RFNA L.P., 7.88%, 02/15/2030(b)	430,000	438,415
		3,981,880
Consumer Staples Distribution & Retail-0.72%
US Foods, Inc., 4.63%, 06/01/2030(b)(c)	441,000	421,220
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	431,000	365,697
		786,917
Containers & Packaging-3.21%
Ball Corp., 2.88%, 08/15/2030	1,138,000	999,040
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	434,000	442,667
8.75%, 04/15/2030(b)	970,000	985,589
Crown Americas LLC, 5.25%, 04/01/2030	440,000	433,238
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	343,000	316,068
OI European Group B.V., 4.75%, 02/15/2030(b)	338,000	311,248
		3,487,850
Diversified Consumer Services-0.62%
Service Corp. International, 3.38%, 08/15/2030	743,000	669,484
Diversified REITs-0.51%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	615,000	553,683
Diversified Telecommunication Services-4.04%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	871,000	874,903
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)(c)	2,599,000	2,427,647
Level 3 Financing, Inc.
4.50%, 04/01/2030(b)	618,000	512,940
3.88%, 10/15/2030(b)	405,000	319,031
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	290,000	261,296
		4,395,817
Electric Utilities-1.18%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	440,000	442,816
PG&E Corp., 5.25%, 07/01/2030	871,000	836,773
		1,279,589
Electrical Equipment-0.39%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	430,000	424,657
Electronic Equipment, Instruments & Components-2.16%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	2,321,000	2,350,992
Energy Equipment & Services-4.84%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	569,000	579,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Noble Finance II LLC, 8.00%, 04/15/2030(b)	$1,220,000	$ 1,233,725
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	633,000	614,723
TGS ASA (Norway), 8.50%, 01/15/2030(b)	470,000	490,985
Transocean, Inc., 8.75%, 02/15/2030(b)	869,600	908,262
Weatherford International Ltd., 8.63%, 04/30/2030(b)	1,394,000	1,440,202
		5,266,899
Entertainment-0.74%
Roblox Corp., 3.88%, 05/01/2030(b)	871,000	802,113
Financial Services-4.19%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	310,000	313,048
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	345,000	342,844
Hightower Holding LLC, 9.13%, 01/31/2030(b)	343,000	360,822
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	345,000	324,937
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	405,000	392,918
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	549,000	518,808
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	550,000	561,822
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	697,000	685,930
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	350,000	358,311
UWM Holdings LLC, 6.63%, 02/01/2030(b)	695,000	701,322
		4,560,762
Food Products-1.53%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	871,000	874,003
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	850,000	793,508
		1,667,511
Gas Utilities-0.82%
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	871,000	891,771
Ground Transportation-0.82%
Brightline East LLC, 11.00%, 01/31/2030(b)(c)	975,000	892,661
Health Care Equipment & Supplies-0.52%
Embecta Corp.
5.00%, 02/15/2030(b)(c)	441,000	406,971
6.75%, 02/15/2030(b)	165,000	157,930
		564,901
Health Care Providers & Services-8.27%
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	1,060,000	692,349
5.25%, 05/15/2030(b)	1,332,000	1,130,191
DaVita, Inc., 4.63%, 06/01/2030(b)	2,283,000	2,118,967
	Principal Amount	Value
Health Care Providers & Services-(continued)
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	$549,000	$ 494,760
Owens & Minor, Inc., 6.63%, 04/01/2030(b)(c)	480,000	442,750
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	353,000	342,051
Star Parent, Inc., 9.00%, 10/01/2030(b)	875,000	916,966
Tenet Healthcare Corp.
4.38%, 01/15/2030	1,256,000	1,182,354
6.13%, 06/15/2030	1,672,000	1,677,479
		8,997,867
Health Care Technology-1.83%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	2,050,000	1,990,751
Hotel & Resort REITs-0.78%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	480,000	490,711
XHR L.P., 6.63%, 05/15/2030(b)	350,000	355,288
		845,999
Hotels, Restaurants & Leisure-5.58%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	2,512,000	2,292,672
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	1,677,000	1,728,520
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	1,050,000	1,038,365
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,092,000	1,016,203
		6,075,760
Household Durables-1.95%
KB Home, 7.25%, 07/15/2030	312,000	324,406
M/I Homes, Inc., 3.95%, 02/15/2030(c)	260,000	239,635
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	513,000	479,196
Newell Brands, Inc., 6.38%, 05/15/2030	650,000	649,551
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	439,000	426,888
		2,119,676
Household Products-0.36%
Central Garden & Pet Co., 4.13%, 10/15/2030	431,000	394,007
Insurance-3.93%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	960,000	991,670
HUB International Ltd., 7.25%, 06/15/2030(b)	2,751,000	2,842,894
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	430,000	439,218
		4,273,782
Interactive Media & Services-0.72%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	390,000	360,262
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	467,000	423,326
		783,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-0.84%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	$481,000	$ 483,550
IQVIA, Inc., 6.50%, 05/15/2030(b)	425,000	435,938
		919,488
Machinery-1.64%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	1,273,000	1,331,634
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	431,000	449,354
		1,780,988
Marine Transportation-0.25%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)	275,000	276,463
Media-5.36%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	549,000	446,874
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	759,000	775,725
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	580,000	446,191
Lamar Media Corp., 4.00%, 02/15/2030	467,000	434,564
Sinclair Television Group, Inc., 4.38%, 12/31/2032(b)	575,000	362,906
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)	1,312,000	1,179,579
Univision Communications, Inc., 7.38%, 06/30/2030(b)	789,000	771,491
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	810,000	703,909
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	800,000	712,300
		5,833,539
Metals & Mining-3.58%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	615,000	641,660
ATI, Inc., 7.25%, 08/15/2030	367,000	381,903
Carpenter Technology Corp., 7.63%, 03/15/2030	260,000	268,646
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)(c)	655,000	656,483
Commercial Metals Co., 4.13%, 01/15/2030	260,000	244,168
Novelis, Inc., 6.88%, 01/30/2030(b)	650,000	664,912
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	430,000	446,745
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	660,000	595,964
		3,900,481
Mortgage REITs-0.71%
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	340,000	337,745
6.50%, 07/01/2030(b)	430,000	436,556
		774,301
Oil, Gas & Consumable Fuels-9.34%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	697,000	714,113
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	100,000	102,776
Civitas Resources, Inc., 8.63%, 11/01/2030(b)	873,000	919,317
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	$343,000	$ 319,818
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	846,000	806,498
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	441,000	458,283
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	650,000	613,685
5.50%, 10/15/2030(b)	336,000	332,048
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	431,000	415,762
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	871,000	869,856
NuStar Logistics L.P., 6.38%, 10/01/2030	518,000	529,428
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	697,000	654,742
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	422,000	404,717
Range Resources Corp., 4.75%, 02/15/2030(b)	434,000	414,589
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	697,000	659,605
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	1,300,000	1,318,728
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	348,000	345,887
Vital Energy, Inc., 9.75%, 10/15/2030	267,000	280,390
		10,160,242
Passenger Airlines-0.80%
Avianca Midco 2 PLC, 9.63%, 02/14/2030(b)	900,000	876,118
Pharmaceuticals-1.28%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	528,000	491,392
Bausch Health Cos., Inc., 14.00%, 10/15/2030(b)	280,000	274,560
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030	655,000	625,629
		1,391,581
Real Estate Management & Development-1.17%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	543,000	501,909
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	390,000	309,449
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	510,000	466,956
		1,278,314
Residential REITs-0.29%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	337,000	312,939
Semiconductors & Semiconductor Equipment-0.72%
Entegris, Inc., 5.95%, 06/15/2030(b)	781,000	783,159
Software-2.81%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	432,000	452,967
Gen Digital, Inc., 7.13%, 09/30/2030(b)	513,000	529,439
McAfee Corp., 7.38%, 02/15/2030(b)	1,747,000	1,703,799
RingCentral, Inc., 8.50%, 08/15/2030(b)	348,000	367,458
		3,053,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Specialized REITs-1.01%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	$1,138,000	$ 1,099,340
Specialty Retail-1.42%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	375,000	356,722
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	739,000	755,355
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	430,000	438,777
		1,550,854
Technology Hardware, Storage & Peripherals-0.80%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	830,000	867,538
Textiles, Apparel & Luxury Goods-0.52%
VF Corp., 2.95%, 04/23/2030	651,000	568,759
Trading Companies & Distributors-1.20%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	513,000	528,053
Boise Cascade Co., 4.88%, 07/01/2030(b)	338,000	322,020
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(b)	432,000	455,364
		1,305,437
Wireless Telecommunication Services-0.33%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	348,000	360,091
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $105,730,199)		107,305,963
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.58%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,382,013	$ 1,382,013
Invesco Private Prime Fund, 4.47%(d)(e)(f)	3,601,407	3,602,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,984,500)		4,984,500
TOTAL INVESTMENTS IN SECURITIES-103.19% (Cost $110,714,699)		112,290,463
OTHER ASSETS LESS LIABILITIES-(3.19)%		(3,472,166)
NET ASSETS-100.00%		$108,818,297

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $91,205,227, which represented 83.81% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$239,390	$7,967,919	$(8,207,309)	$-	$-	$-	$13,350
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$927,063	$15,781,234	$(15,326,284)	$-	$-	$1,382,013	$55,720*
Invesco Private Prime Fund	2,416,855	31,358,698	(30,172,007)	(155)	(904)	3,602,487	150,436*
Total	$3,583,308	$55,107,851	$(53,705,600)	$(155)	$(904)	$4,984,500	$219,506

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.26%
Aerospace & Defense-0.87%
TransDigm, Inc., 7.13%, 12/01/2031(b)	$290,000	$ 299,394
Air Freight & Logistics-0.62%
Clue Opco LLC, 9.50%, 10/15/2031(b)	205,000	211,539
Automobile Components-2.06%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	140,000	142,591
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	151,000	139,969
5.25%, 07/15/2031	170,000	157,926
United Rentals (North America), Inc., 3.88%, 02/15/2031	293,000	268,085
		708,571
Automobiles-0.76%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	290,000	260,882
Broadline Retail-0.32%
Kohl’s Corp., 4.63%, 05/01/2031	140,000	109,307
Capital Markets-0.99%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	195,000	169,210
StoneX Group, Inc., 7.88%, 03/01/2031(b)	160,000	168,917
		338,127
Chemicals-4.69%
Ashland, Inc., 3.38%, 09/01/2031(b)	130,000	113,254
Avient Corp., 6.25%, 11/01/2031(b)	180,000	180,621
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	140,000	145,982
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	255,000	267,890
Consolidated Energy Finance S.A. (Switzerland), 12.00%, 02/15/2031(b)	170,000	173,212
NOVA Chemicals Corp. (Canada), 7.00%, 12/01/2031(b)	110,000	113,923
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	230,000	234,314
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	140,000	124,922
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	180,000	165,288
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	90,000	91,797
		1,611,203
Commercial Services & Supplies-4.72%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	670,000	691,504
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	140,000	142,089
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	290,000	301,104
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	375,000	371,712
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	110,000	113,935
		1,620,344
Communications Equipment-0.46%
Viasat, Inc., 7.50%, 05/30/2031(b)	210,000	157,624
	Principal Amount	Value
Construction & Engineering-1.00%
Artera Services LLC, 8.50%, 02/15/2031(b)	$170,000	$ 170,297
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	170,000	173,958
		344,255
Construction Materials-1.70%
Knife River Corp., 7.75%, 05/01/2031(b)	110,000	115,397
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	301,000	323,472
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	140,000	145,931
		584,800
Consumer Finance-1.27%
OneMain Finance Corp.
7.50%, 05/15/2031	210,000	219,006
7.13%, 11/15/2031	210,000	216,173
		435,179
Consumer Staples Distribution & Retail-0.92%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	147,000	151,904
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	90,566
Safeway, Inc., 7.25%, 02/01/2031	70,000	73,093
		315,563
Containers & Packaging-2.87%
Ball Corp., 3.13%, 09/15/2031	240,000	208,670
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	210,000	217,614
LABL, Inc., 8.63%, 10/01/2031(b)	275,000	248,771
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	200,000	196,881
Sealed Air Corp., 7.25%, 02/15/2031(b)	110,000	115,024
		986,960
Diversified Consumer Services-0.96%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	140,000	121,145
Service Corp. International, 4.00%, 05/15/2031	230,000	209,315
		330,460
Diversified Telecommunication Services-2.17%
Level 3 Financing, Inc., 4.00%, 04/15/2031(b)	130,000	101,725
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	620,000	641,474
		743,199
Electric Utilities-1.38%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	290,000	259,041
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	210,000	216,275
		475,316
Electronic Equipment, Instruments & Components-0.97%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	140,000	143,155
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	215,000	190,553
		333,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.42%
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	$160,000	$ 144,147
Entertainment-1.38%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	160,000	167,126
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	290,000	305,422
		472,548
Financial Services-4.26%
Block, Inc., 3.50%, 06/01/2031	290,000	257,684
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	285,000	287,557
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	210,000	218,452
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	385,000	399,693
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	170,000	165,672
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	140,000	134,481
		1,463,539
Food Products-1.49%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	280,000	255,892
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	260,000	253,826
		509,718
Gas Utilities-0.93%
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	350,000	319,174
Ground Transportation-0.39%
XPO, Inc., 7.13%, 06/01/2031(b)	130,000	134,749
Health Care Equipment & Supplies-0.53%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	190,000	183,248
Health Care Providers & Services-3.54%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	300,000	243,931
DaVita, Inc., 3.75%, 02/15/2031(b)	430,000	377,534
Encompass Health Corp., 4.63%, 04/01/2031	110,000	103,628
Tenet Healthcare Corp.
6.75%, 05/15/2031	390,000	398,188
6.88%, 11/15/2031	90,000	92,482
		1,215,763
Health Care REITs-1.04%
Diversified Healthcare Trust, 4.38%, 03/01/2031	140,000	111,459
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	359,900	247,074
		358,533
Hotel & Resort REITs-0.91%
Service Properties Trust, 8.63%, 11/15/2031(b)	290,000	310,854
Hotels, Restaurants & Leisure-5.49%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	260,000	245,132
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	170,000	173,543
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	$310,000	$ 284,588
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	140,000	127,877
Life Time, Inc., 6.00%, 11/15/2031(b)	140,000	140,605
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	140,000	137,910
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	210,000	136,655
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	230,000	237,314
Station Casinos LLC, 4.63%, 12/01/2031(b)	140,000	129,021
Yum! Brands, Inc., 3.63%, 03/15/2031	300,000	272,117
		1,884,762
Household Durables-1.09%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	70,000	70,177
KB Home, 4.00%, 06/15/2031	110,000	100,435
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	230,000	203,718
		374,330
Household Products-1.15%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	100,000	90,157
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	160,000	150,334
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	170,000	153,313
		393,804
Independent Power and Renewable Electricity Producers-2.04%
Calpine Corp.
5.00%, 02/01/2031(b)	240,000	231,361
3.75%, 03/01/2031(b)	260,000	237,793
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	260,000	231,631
		700,785
Insurance-5.94%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031(b)	405,000	413,157
6.50%, 10/01/2031(b)	280,000	281,007
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	210,000	216,493
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	290,000	295,524
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	810,000	834,131
		2,040,312
IT Services-0.65%
Star Holding LLC, 8.75%, 08/01/2031(b)	100,000	96,672
Twilio, Inc., 3.88%, 03/15/2031	140,000	127,810
		224,482
Machinery-1.00%
Hillenbrand, Inc., 3.75%, 03/01/2031	90,000	80,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	$170,000	$ 178,009
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	80,000	84,100
		342,304
Marine Transportation-0.60%
Stena International S.A. (Sweden), 7.25%, 01/15/2031(b)	201,000	204,461
Media-9.01%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	860,000	772,195
7.38%, 03/01/2031(b)	310,000	319,219
CSC Holdings LLC
3.38%, 02/15/2031(b)	280,000	199,318
4.50%, 11/15/2031(b)	380,000	278,835
Lamar Media Corp., 3.63%, 01/15/2031	160,000	144,027
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	180,000	184,250
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	130,000	136,660
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	430,000	373,305
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	350,000	326,935
Univision Communications, Inc., 8.50%, 07/31/2031(b)	360,000	359,179
		3,093,923
Metals & Mining-3.04%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	210,000	218,847
ATI, Inc., 5.13%, 10/01/2031	100,000	95,070
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	80,000	72,159
7.50%, 09/15/2031(b)	250,000	253,986
Commercial Metals Co., 3.88%, 02/15/2031	80,000	72,604
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	160,000	145,708
Novelis Corp., 3.88%, 08/15/2031(b)	210,000	184,890
		1,043,264
Mortgage REITs-0.42%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)	140,000	145,416
Oil, Gas & Consumable Fuels-8.30%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	389,000	406,530
CNX Resources Corp., 7.38%, 01/15/2031(b)	140,000	143,948
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	400,000	387,879
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031(b)	140,000	150,547
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	169,000	161,183
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	210,000	211,229
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	140,000	125,345
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	140,000	145,958
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	130,000	125,604
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Talos Production, Inc., 9.38%, 02/01/2031(b)	$180,000	$ 185,357
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	640,000	667,352
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	135,000	139,714
		2,850,646
Paper & Forest Products-0.67%
Magnera Corp., 7.25%, 11/15/2031(b)	230,000	231,219
Passenger Airlines-1.76%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	570,000	603,857
Pharmaceuticals-1.51%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	570,000	519,797
Professional Services-0.30%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	100,000	102,462
Real Estate Management & Development-0.94%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	188,000	167,763
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	170,000	154,112
		321,875
Software-2.59%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	180,000	161,428
UKG, Inc., 6.88%, 02/01/2031(b)	710,000	729,185
		890,613
Specialized REITs-0.81%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	300,000	278,474
Specialty Retail-2.40%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	210,000	185,165
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	240,000	253,506
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	135,000	124,679
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	140,000	129,952
Valvoline, Inc., 3.63%, 06/15/2031(b)	150,000	131,462
		824,764
Technology Hardware, Storage & Peripherals-0.19%
Seagate HDD Cayman, 4.13%, 01/15/2031	70,000	63,658
Textiles, Apparel & Luxury Goods-0.66%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	140,000	147,413
Crocs, Inc., 4.13%, 08/15/2031(b)	90,000	80,331
		227,744
Trading Companies & Distributors-0.60%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	200,000	205,061
Water Utilities-0.49%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	170,000	169,578
Wireless Telecommunication Services-1.99%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	381,000	331,262
4.75%, 07/15/2031(b)	400,000	351,061
		682,323
Total U.S. Dollar Denominated Bonds & Notes (Cost $32,946,199)		33,398,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-1.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $411,502)	411,502	$ 411,502
TOTAL INVESTMENTS IN SECURITIES-98.46% (Cost $33,357,701)		33,810,120
OTHER ASSETS LESS LIABILITIES-1.54%		528,706
NET ASSETS-100.00%		$34,338,826

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $29,351,609, which represented 85.48% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,297	$3,273,139	$(2,923,934)	$-	$-	$411,502	$3,114

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
February 28, 2025
(Unaudited)
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.08%
Aerospace & Defense-3.84%
Bombardier, Inc. (Canada), 7.00%, 06/01/2032(b)	$115,000	$ 116,734
Goat Holdco LLC, 6.75%, 02/01/2032(b)	120,000	120,036
TransDigm, Inc., 6.63%, 03/01/2032(b)	340,000	346,879
		583,649
Automobile Components-3.85%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	100,000	105,946
Dana, Inc., 4.50%, 02/15/2032	30,000	27,946
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	120,000	122,428
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	65,000	64,730
PHINIA, Inc., 6.63%, 10/15/2032(b)	55,000	55,356
United Rentals North America, Inc., 3.75%, 01/15/2032	115,000	102,949
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	110,000	106,372
		585,727
Building Products-3.94%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	201,000	182,043
6.38%, 06/15/2032(b)	110,000	112,049
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	45,000	40,540
MasterBrand, Inc., 7.00%, 07/15/2032(b)	110,000	112,048
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	150,000	152,019
		598,699
Capital Markets-0.63%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)	95,000	95,260
Chemicals-0.29%
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	50,000	44,786
Commercial Services & Supplies-3.36%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	115,000	108,604
Brink’s Co. (The), 6.75%, 06/15/2032(b)	30,000	30,760
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)	70,000	67,603
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	80,000	82,193
8.38%, 11/15/2032(b)	150,000	154,307
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	65,000	66,609
		510,076
Construction & Engineering-0.51%
Arcosa, Inc., 6.88%, 08/15/2032(b)	75,000	76,833
Construction Materials-0.26%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	40,000	40,066
Consumer Finance-0.48%
FirstCash, Inc., 6.88%, 03/01/2032(b)	72,000	73,671
Consumer Staples Distribution & Retail-1.65%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	45,000	47,583
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	$150,000	$ 150,945
US Foods, Inc., 7.25%, 01/15/2032(b)	50,000	52,314
		250,842
Containers & Packaging-0.73%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	40,000	40,630
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)	20,000	19,367
Sealed Air Corp., 6.50%, 07/15/2032(b)(c)	50,000	51,284
		111,281
Distributors-0.63%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	95,000	95,937
Diversified Consumer Services-0.78%
Service Corp. International, 5.75%, 10/15/2032(c)	120,000	119,200
Diversified REITs-0.71%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	115,000	107,975
Diversified Telecommunication Services-1.49%
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	130,000	131,435
Level 3 Financing, Inc., 10.00%, 10/15/2032(b)	25,000	25,157
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	70,000	69,979
		226,571
Electric Utilities-1.87%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	92,000	93,365
NRG Energy, Inc., 3.88%, 02/15/2032(b)	40,000	35,676
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	150,000	154,904
		283,945
Electrical Equipment-2.95%
EnerSys, 6.63%, 01/15/2032(b)	40,000	41,223
Lightning Power LLC, 7.25%, 08/15/2032(b)	230,000	239,192
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	35,000	35,620
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	130,000	132,928
		448,963
Electronic Equipment, Instruments & Components-0.94%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	75,000	76,410
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	65,000	66,120
		142,530
Energy Equipment & Services-3.16%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	110,000	111,422
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	80,000	83,913
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	150,000	154,203
Vallourec SACA (France), 7.50%, 04/15/2032(b)	125,000	130,786
		480,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Entertainment-0.44%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	$65,000	$ 66,530
Financial Services-4.25%
Block, Inc., 6.50%, 05/15/2032(b)	277,000	282,985
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)	30,000	27,873
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	180,000	180,826
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	150,000	154,648
		646,332
Food Products-1.64%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	106,000	97,428
Post Holdings, Inc., 6.25%, 02/15/2032(b)	150,000	151,334
		248,762
Ground Transportation-2.09%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	110,000	111,038
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	110,000	113,372
XPO, Inc., 7.13%, 02/01/2032(b)	90,000	93,544
		317,954
Health Care Equipment & Supplies-0.74%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	110,000	112,169
Health Care Providers & Services-6.09%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	265,000	271,418
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	105,000	109,037
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	150,000	152,484
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	120,000	117,404
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	85,000	74,757
Select Medical Corp., 6.25%, 12/01/2032(b)	80,000	79,659
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	120,000	120,185
		924,944
Hotel & Resort REITs-1.49%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	150,000	152,046
Service Properties Trust, 8.88%, 06/15/2032	75,000	74,486
		226,532
Hotels, Restaurants & Leisure-8.51%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)	230,000	233,434
6.00%, 10/15/2032(b)(c)	152,000	148,314
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)(c)	180,000	159,582
6.13%, 04/01/2032(b)	55,000	55,875
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032(b)(c)	135,000	136,622
MGM Resorts International, 6.50%, 04/15/2032(c)	100,000	100,815
Station Casinos LLC, 6.63%, 03/15/2032(b)(c)	73,000	73,714
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	75,000	76,646
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Yum! Brands, Inc.
4.63%, 01/31/2032	$170,000	$160,038
5.38%, 04/01/2032	150,000	147,834
		1,292,874
Household Durables-1.04%
LGI Homes, Inc., 7.00%, 11/15/2032(b)	50,000	49,650
Newell Brands, Inc., 6.63%, 05/15/2032(c)	55,000	54,842
TopBuild Corp., 4.13%, 02/15/2032(b)	60,000	54,235
		158,727
Household Products-0.31%
Kronos Acquisition Holdings, Inc. (Canada), 10.75%, 06/30/2032(b)	55,000	47,256
Independent Power and Renewable Electricity Producers-0.92%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	115,000	114,105
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	30,000	26,092
		140,197
Insurance-4.78%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	110,000	112,409
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	140,000	145,546
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	65,000	66,673
HUB International Ltd., 7.38%, 01/31/2032(b)	295,000	302,938
USI, Inc., 7.50%, 01/15/2032(b)	95,000	99,466
		727,032
IT Services-1.70%
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)	80,000	84,790
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	170,000	173,351
		258,141
Machinery-1.74%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	90,000	91,928
Terex Corp., 6.25%, 10/15/2032(b)	115,000	114,359
Wilsonart LLC, 11.00%, 08/15/2032(b)	60,000	57,757
		264,044
Marine Transportation-1.48%
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	220,000	225,025
Media-5.75%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)(c)	185,000	166,388
4.50%, 05/01/2032	450,000	396,788
Midcontinent Communications, 8.00%, 08/15/2032(b)	105,000	107,609
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	230,000	203,033
		873,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Metals & Mining-1.93%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	$215,000	$ 216,181
Commercial Metals Co., 4.38%, 03/15/2032(c)	40,000	36,497
Constellium SE, 6.38%, 08/15/2032(b)	40,000	40,122
		292,800
Oil, Gas & Consumable Fuels-12.16%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	95,000	97,118
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	95,000	95,989
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	90,000	88,047
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	60,000	62,755
CNX Resources Corp., 7.25%, 03/01/2032(b)(c)	90,000	92,244
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)	170,000	170,175
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032	110,000	110,751
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	70,000	72,974
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	40,000	38,276
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	95,000	99,052
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	50,000	50,448
Matador Resources Co., 6.50%, 04/15/2032(b)	124,000	124,081
Murphy Oil Corp., 6.00%, 10/01/2032	95,000	92,203
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	205,000	208,413
Parkland Corp. (Canada), 6.63%, 08/15/2032(b)	65,000	65,610
SM Energy Co., 7.00%, 08/01/2032(b)	115,000	115,130
Sunoco L.P., 7.25%, 05/01/2032(b)	115,000	120,079
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	150,000	144,712
		1,848,057
Personal Care Products-0.63%
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	95,000	96,491
Pharmaceuticals-0.72%
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	110,000	110,079
Professional Services-1.01%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	150,000	153,216
Software-2.69%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	280,000	290,617
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	115,000	117,746
		408,363
	Principal Amount	Value
Specialized REITs-0.29%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	$45,000	$ 43,715
Specialty Retail-2.03%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	50,000	46,681
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	70,000	64,910
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	190,000	196,729
		308,320
Trading Companies & Distributors-0.81%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032(b)	120,000	122,884
Wireless Telecommunication Services-0.77%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	115,000	116,820
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,805,707)		14,907,417
	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $51,089)	51,089	51,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $14,856,796)		14,958,506
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.81%
Invesco Private Government Fund, 4.34%(d)(e)(f)	329,904	329,904
Invesco Private Prime Fund, 4.47%(d)(e)(f)	856,563	856,820
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,186,724)		1,186,724
TOTAL INVESTMENTS IN SECURITIES-106.22% (Cost $16,043,520)		16,145,230
OTHER ASSETS LESS LIABILITIES-(6.22)%		(946,004)
NET ASSETS-100.00%		$15,199,226

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $13,231,712, which represented 87.06% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,817	$388,224	$(365,952)	$-	$-	$51,089	$823
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,866	863,151	(548,113)	-	-	329,904	1,886*
Invesco Private Prime Fund	38,590	1,993,373	(1,175,136)	4	(11)	856,820	5,046*
Total	$82,273	$3,244,748	$(2,089,201)	$4	$(11)	$1,237,813	$7,755

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-91.51%
Alabama-0.35%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$ 285,454
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	330	335,084
Auburn University, Series 2015 A, Ref. RB	4.00%	06/01/2038	5	5,002
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	202,221
Birmingham (City of), AL Special Care Facilities Financing Authority, Series 2015, Ref. RB	5.00%	06/01/2034	60	60,200
				887,961
Alaska-0.07%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	170	171,533
Arizona-1.69%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	205	207,792
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2025	40	40,296
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	85	85,417
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	100,691
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	230	231,702
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2025	210	211,554
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2040	15	15,056
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2025	120	120,928
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	75,337
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,014
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	140	141,069
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2025	20	20,153
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,192
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2037	400	402,093
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	135	135,766
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	130,928
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	141,069
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	80,611
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,071
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	30	30,212
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	20	20,151
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	605	608,011
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	205	206,020
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	625	628,111
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	165	165,821
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	250	251,244
Tempe (City of), AZ, Series 2016 B, Ref. GO Bonds	4.00%	07/01/2025	40	40,172
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2041	25	25,119
University of Arizona Board of Regents, Series 2015 D, RB	5.00%	07/01/2046	125	125,494
				4,301,094
Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,021
California-15.65%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,210
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,001,938
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	50,617
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	873,924
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	60,587
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	75,715
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	176,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	$100	$ 100,171
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	325	325,550
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	819,951
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	360,614
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	151,299
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	200,340
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	100,833
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	55,420
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,762,640
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,157,929
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	50,617
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	156,585
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	659,416
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,270,749
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,017,577
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	735,503
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	417,682
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,103,451
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2025	1,000	1,012,341
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,016,599
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2025	15	15,290
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,075
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	90	91,740
California (State of) Educational Facilities Authority (Pepperdine University), Series 2015, Ref. RB(a)(b)	5.00%	09/01/2025	5	5,060
California (State of) Educational Facilities Authority (Santa Clara University), Series 2015, Ref. RB(a)(b)	5.00%	04/01/2025	80	80,139
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	105	106,479
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2027	5	5,075
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	507,031
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	550	553,914
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	101,107
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	90	90,458
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	55	55,955
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	233,992
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	508,678
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	120,952
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2025	25	25,381
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	200,390
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	150,487
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	70	68,867
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2025	60	60,591
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2015 D, RB	5.00%	06/01/2025	125	125,721
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	305,420
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,069
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	121,676
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2025	15	15,179
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	101,583
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	152,160
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,009,539
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	663,840
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	50,239
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	225	226,200
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	55	55,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Corona-Norco Unified School District (Election of 2014), Series 2015 A, GO Bonds(a)(b)	5.00%	08/01/2025	$25	$ 25,251
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2027	105	105,621
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2028	20	20,114
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	265	266,457
Foothill-De Anza Community College District, Series 2015, Ref. GO Bonds	5.00%	08/01/2028	350	353,572
Glendale Unified School District, Series 2015 B, Ref. GO Bonds(a)(b)	4.00%	09/01/2025	5	5,037
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds	4.00%	07/15/2034	70	70,021
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	30,154
Long Beach Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2025	5	5,050
Los Angeles (City of), CA, Series 2015 D, Ref. RB	5.00%	06/01/2025	300	301,679
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2025	380	382,126
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	75,273
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2025	40	40,190
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,005	1,009,857
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	35	35,295
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	5.00%	06/01/2025	55	55,343
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2025	30	30,253
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	216,341
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	201,592
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	404,515
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2025	60	60,629
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2025	25	25,262
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	90,943
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2025	175	176,833
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	50	50,406
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	260	262,113
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	330	332,682
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2025	175	176,422
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2025	55	55,447
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2025	110	110,894
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2027	95	95,667
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2025	55	55,447
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2025	250	253,318
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	1,050	1,051,612
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	504,081
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	252,164
Modesto Irrigation District, Series 2015 A, RB	5.00%	10/01/2040	235	237,222
Monterey (City of), CA, Series 2015, COP	4.00%	09/01/2045	35	34,882
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	101,633
Oakland (City of), CA, Series 2015 A, Ref. GO Bonds	4.00%	01/15/2039	20	20,014
Oakland Unified School District, Series 2015, Ref. GO Bonds, (INS - AGM)(c)	5.00%	08/01/2025	75	75,764
Palomar Community College District (Election of 2006), Series 2015 C, GO Bonds(a)(b)	4.00%	08/01/2025	30	30,181
Palomar Community College District (Election of 2006), Series 2015 C, GO Bonds(a)(b)	5.00%	08/01/2025	5	5,051
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	20,015
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	185	187,041
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	90	91,652
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	10	10,184
Sacramento (City of), CA Municipal Utility District, Series 2015, Ref. RB	5.00%	07/01/2029	30	30,221
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	101,133
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	166,172
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	25	25,317
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	30	30,316
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	100,369
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	45	45,464
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	121,007
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	25,190
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(c)	5.50%	07/01/2025	20	20,200
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2025	30	30,305
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2025	$485	$ 489,071
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2025	65	65,479
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	70	70,516
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	35	35,428
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, Ref. RB	5.00%	05/01/2025	80	80,312
San Francisco (City & County of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	250,840
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 B, RB	4.00%	10/01/2046	350	349,091
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2025	25	25,442
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	100,823
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2027	125	125,944
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	115,859
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	90	90,834
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	150,182
San Francisco Unified School District, Series 2020, Ref. GO Bonds	4.00%	06/15/2025	1,185	1,190,485
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	300	300,150
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	300	300,136
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	100,957
San Jose Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2032	5	5,047
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB(a)	5.00%	08/01/2025	755	762,629
San Mateo & Foster (Cities of), CA Public Financing Authority (Estero Municipal Improvement District), Series 2021 A, RB(a)	5.00%	08/01/2025	50	50,505
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	65	65,789
San Mateo County Transit District, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	1,000	1,005,422
San Mateo Foster City School District (Election of 2008), Series 2015 D, GO Bonds(a)(b)	4.00%	08/01/2025	100	100,604
San Mateo Foster City School District (Election of 2015), Series 2016 A, GO Bonds(a)(b)	4.00%	08/01/2025	5	5,030
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	200	191,599
Santa Clara Unified School District, Series 2023, GO Bonds	5.00%	07/01/2025	105	105,874
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2025	500	500,985
Sequoia Union High School District (Election of 2022), Series 2024, GO Bonds	5.00%	07/01/2025	45	45,370
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds(a)	4.00%	09/01/2037	25	25,159
Tustin Unified School District (Community Facilities District No. 97-1), Series 2015 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2038	150	151,235
University of California, Series 2015 AO, Ref. RB(a)(b)	5.00%	05/15/2025	35	35,168
University of California, Series 2015 AO, Ref. RB(a)(b)	5.00%	05/15/2025	40	40,192
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2025	20	20,099
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	306,507
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2025	10	10,049
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	4.00%	05/15/2025	50	50,142
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	4.00%	05/15/2025	500	501,415
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	5.00%	05/15/2025	120	120,577
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	5.00%	05/15/2025	1,030	1,034,949
University of California (Limited), Series 2015 I, Ref. RB(a)	5.00%	05/15/2025	30	30,144
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	5.00%	05/15/2025	330	331,586
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	5.00%	05/15/2025	40	40,192
University of California (Limited), Series 2015 I, Ref. RB(a)(b)	5.00%	05/15/2025	60	60,288
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2), Series 2015 B, Ref, GO Bonds(a)(b)	5.00%	08/01/2025	25	25,251
Ventura County Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	10	10,097
Vista Joint Powers Financing Authority, Series 2015, Ref. RB	5.25%	05/01/2037	45	45,146
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	20,206
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	95	95,980
				39,910,409
Colorado-1.02%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,091
Adams (County of), CO, Series 2015, Ref. COP	4.00%	12/01/2040	200	200,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	$95	$ 96,734
Anthem West Metropolitan District, Series 2015, Ref. GO Bonds, (INS - BAM)(c)	4.13%	12/01/2044	5	5,000
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	130	132,015
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	85	86,460
Boulder Valley School District No. Re-2 Boulder, Series 2015, GO Bonds	5.00%	12/01/2038	200	200,855
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	35,641
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	155	157,841
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2025	50	50,412
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2025	25	25,206
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	145	147,205
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	165,831
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2025	225	228,707
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2025	45	45,672
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2025	120	121,792
Denver (City & County of), CO, Series 2024 A, GO Bonds	5.00%	08/01/2025	145	146,447
Denver (City & County of), CO, Series 2024 B, GO Bonds	5.00%	08/01/2025	60	60,599
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	5.00%	12/01/2025	120	122,070
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,172
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	30,555
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	275	276,705
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,129
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	130	130,705
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	75	75,038
				2,587,024
Connecticut-1.92%
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2025	15	15,246
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	200,213
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	210,218
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	50,324
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2029	90	90,521
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2030	25	25,142
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2025	5	5,082
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	160	162,387
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2028	10	10,145
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2030	45	45,624
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2032	15	15,198
Connecticut (State of), Series 2015, Ref. RB	5.00%	08/01/2027	325	327,837
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2025	515	517,336
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2025	10	10,144
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2025	35	35,092
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2025	200	202,712
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,015,539
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	195	197,441
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2025	160	162,625
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2027	75	75,655
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	302,574
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	85	85,714
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2031	480	483,863
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	95	95,722
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	240	241,698
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,273
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2025	30	30,348
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	251,825
				4,906,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.01%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2025	$15	$ 15,055
District of Columbia-0.42%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2025	75	76,321
District of Columbia, Series 2015 A, GO Bonds(a)(b)	5.00%	06/01/2025	5	5,026
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2025	45	45,254
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2037	50	50,204
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2025	35	35,198
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,028
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	276,552
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2025	50	50,727
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	60	60,000
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2025	40	40,545
District of Columbia, Series 2020 A, RB	5.00%	03/01/2025	65	65,000
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2025	185	187,520
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2025	30	30,529
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2025	100	100,564
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2025	5	5,088
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2025	40	40,322
				1,073,878
Florida-3.09%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	85	85,598
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2030	90	90,388
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	165,712
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2031	95	95,560
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	85	85,601
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(c)	5.00%	07/01/2025	15	15,109
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	45,346
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2025	65	65,500
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	545	549,196
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds(a)(b)	4.00%	06/01/2025	135	135,413
Florida (State of) (Department of Transportation), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2025	100	100,743
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	501,678
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	65,481
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	205	206,571
Florida (State of) Department of Transportation, Series 2023 A, Ref. RB	5.00%	07/01/2025	5	5,038
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	190	192,412
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	977,746
Florida Keys Aqueduct Authority, Series 2021 B, RB(a)	5.00%	09/01/2025	100	101,111
FSU Financial Assistance, Inc., Series 2015 A, RB	4.13%	10/01/2040	50	50,015
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	130	127,783
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,124
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	40,503
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	189,951
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	131,960
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	115	116,472
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,381
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2025	135	136,885
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	100,363
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,309
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 A, Ref. COP(a)(b)	5.00%	05/01/2025	175	175,596
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 A, Ref. COP(a)(b)	5.00%	05/01/2025	305	306,040
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 A, Ref. COP(a)(b)	5.00%	05/01/2025	125	125,426
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 A, Ref. COP(a)	5.00%	05/01/2025	85	85,290
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 C, Ref. COP	5.00%	05/01/2025	95	95,328
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	210,775
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2025	505	511,557
Miami-Dade (County of), FL (Jackson Health System), Series 2015 A, Ref. RB	4.00%	06/01/2036	45	45,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB(a)(b)	5.00%	04/01/2025	$395	$ 395,628
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB(a)(b)	5.00%	04/01/2025	185	185,294
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2035	35	35,240
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2025	35	35,434
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	40	40,358
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	35	35,313
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	5	5,045
Orlando (City of), FL Utilities Commission, Series 2012 A, Ref. RB	5.00%	10/01/2025	60	60,783
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	280	283,652
Palm Beach (County of), FL, Series 2015 D, RB(a)(b)	5.00%	12/01/2025	15	15,258
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	100,158
Palm Beach County School District, Series 2014 B, COP	5.00%	08/01/2025	25	25,239
Palm Beach County School District, Series 2015 C, Ref. COP	5.00%	08/01/2030	55	55,395
Palm Beach County School District, Series 2015 C, Ref. COP	5.00%	08/01/2032	25	25,168
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	60	60,458
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	305	307,189
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2025	20	20,191
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2025	45	45,582
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2028	25	25,107
Tampa Bay (City of), FL Water, Series 2015 A, Ref. RB	4.00%	10/01/2030	20	20,083
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	65,881
Village Community Development District No. 7, Series 2015, Ref. RB	4.00%	05/01/2036	5	4,950
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,034
				7,881,452
Georgia-3.10%
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	25,087
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	350	351,222
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,128
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	702,345
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	110,357
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,064
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2032	190	190,588
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	1,025	1,027,260
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	350,989
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	101,475
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	60,666
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,009
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,037
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,002
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	100,008
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	615	617,765
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	447,883
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	50,387
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	125	126,222
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2025	100	100,773
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	602,698
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	370,601
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	48,867
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,331
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	50,280
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,230
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	502,755
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gwinnett County School District, Series 2015, Ref. GO Bonds	4.00%	02/01/2030	$120	$ 120,307
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	55,420
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	480	483,294
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2025	90	90,880
Metropolitan Atlanta Rapid Transit Authority, Series 2018 A, Ref. RB	4.00%	07/01/2025	300	301,270
Muscogee County School District, Series 2021, GO Bonds	5.00%	10/01/2025	65	65,885
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	171,888
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	300	301,015
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2025	100	101,275
				7,895,263
Hawaii-1.22%
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2025	110	111,568
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	175	177,323
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2025	270	273,849
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	205	207,922
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2025	55	55,784
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2025	80	81,140
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2025	330	331,271
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	50	50,713
Hawaii (State of) Department of Budget & Finance (Queens Health System), Series 2015 A, Ref. RB	5.00%	07/01/2035	100	100,510
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2028	25	25,311
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2029	30	30,367
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	50,448
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	253,158
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	197,429
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	111,345
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	75,904
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,114
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	10	10,076
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	405,053
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	75	75,917
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,161
Honolulu (City & County of), HI, Series 2015, Ref. RB	5.00%	07/01/2025	35	35,266
Honolulu (City & County of), HI, Series 2015, Ref. RB	4.00%	07/01/2029	65	65,200
Honolulu (City & County of), HI, Series 2015, Ref. RB	4.00%	07/01/2032	100	100,180
Honolulu (City & County of), HI (Green Bonds), Series 2015 A, RB(a)(b)	5.00%	07/01/2025	5	5,038
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	200	200,000
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2025	5	5,000
				3,101,047
Illinois-4.83%
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	400	405,371
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,037,591
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	100	101,452
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2025	100	100,764
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	85	86,234
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	115	116,000
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2025	1,665	1,690,940
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	390	395,403
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	55	55,667
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	55	55,667
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,485,000
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2025	85	86,324
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2025	20	20,000
Illinois (State of) Finance Authority, Series 2015, RB(a)(b)	5.00%	05/01/2025	450	451,460
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	$960	$ 966,862
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	50	49,678
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	140	140,237
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group), Series 2015 A, Ref. RB	5.00%	11/15/2027	5	5,018
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group), Series 2015 A, Ref. RB	5.00%	11/15/2033	70	70,216
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,055
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,071
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2030	75	75,251
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	85	85,184
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	231,365
Illinois (State of) Finance Authority (The University of Chicago), Series 2021 A, Ref. RB	5.00%	10/01/2025	100	101,281
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	250,728
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	501,497
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2027	35	35,273
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,146
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	80,554
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2025	100	100,697
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,001,537
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	510	510,783
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,026
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,006,552
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,098
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	271,538
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	4.00%	03/01/2025	170	170,000
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	80	80,000
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	20	20,000
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	190	190,000
Springfield (City of), IL, Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	20	20,000
Will (County of), IL, Series 2016, GO Bonds(a)(b)	5.00%	11/15/2025	5	5,080
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	180	180,042
				12,327,717
Indiana-0.72%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,168
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,519,303
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)(b)	4.00%	03/01/2025	80	80,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	81,195
Indiana (State of) Health Facility Financing Authority (Ascension Health Credit Group), Series 2001, RB	5.00%	11/15/2036	5	5,048
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	45,589
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,057
Rockport (City of), IN (Indiana Michigan Power Co.), Series 2002, Ref. RB	2.75%	06/01/2025	20	19,955
				1,846,315
Iowa-0.09%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	95	95,484
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	100	100,957
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2025	40	40,383
				236,824
Kansas-0.71%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	$50	$ 50,563
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	85,978
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	55,604
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	146,507
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2032	1,000	1,009,361
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	305	307,825
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2034	25	25,229
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,147
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,171
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,192
				1,821,867
Kentucky-0.62%
Fayette County School District Finance Corp., Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	125	125,871
Fayette County School District Finance Corp., Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2033	50	50,112
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	405,951
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	227,405
Kentucky (Commonwealth of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2025	90	90,850
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	240	243,682
Kentucky (Commonwealth of) Property & Building Commission (No. 124), Series 2020 A, RB, (INS - AGM)(c)	5.00%	11/01/2025	5	5,077
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2025	35	35,537
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	20	20,148
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2025	290	292,146
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	88,335
				1,585,114
Louisiana-1.00%
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	1,010	1,011,920
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	1,160	1,163,127
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	150,524
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	4.25%	05/15/2040	70	69,994
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	25	25,131
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	40	40,209
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	25	25,444
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	12/01/2025	50	50,888
				2,537,237
Maine-0.06%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2025	145	146,575
Maryland-2.48%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2025	400	400,227
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	499,579
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	515	515,389
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	100,965
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2025	1,175	1,186,340
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2025	10	10,007
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2025	105	106,013
Maryland (State of) (Bidding Group 1), Series 2019 A, GO Bonds	5.00%	08/01/2025	120	121,158
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2025	10	10,008
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2025	70	70,815
Maryland (State of) Department of Transportation, Series 2017, RB	4.00%	05/01/2029	10	10,011
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2025	5	5,068
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2025	420	427,400
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2025	100	101,762
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	560	567,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	$100	$ 100,188
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	425,329
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2025	535	535,000
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	100,750
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2025	95	95,713
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	15	15,204
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2025	550	555,285
Prince George’s (County of), MD, Series 2017 A, GO Bonds	5.00%	09/15/2025	125	126,545
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2025	40	40,335
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	65	65,614
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	4.00%	06/01/2025	140	140,487
				6,332,819
Massachusetts-3.16%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	80,765
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	35,233
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	65	65,427
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	85,261
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	175	175,908
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	110,339
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,017
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	25,018
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	45,344
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	50,382
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,055
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,371,733
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	50,156
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	253,885
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	847,580
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	500	501,447
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	40,289
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	503,833
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB(a)	4.00%	05/01/2025	230	230,437
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB	4.00%	05/01/2025	20	20,042
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2025	205	208,134
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2025	185	186,345
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	100,293
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	70,750
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2025	500	505,257
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	232,393
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	201,941
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,117
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	604,607
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,192
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	201,971
				8,045,151
Michigan-2.10%
Ann Arbor School District, Series 2023, GO Bonds	4.00%	05/01/2025	10	10,018
Berkley School District, Series 2015, GO Bonds(a)(b)	4.00%	05/01/2025	5	5,009
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)(b)	5.00%	05/01/2025	1,000	1,003,572
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	500,358
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2028	185	187,346
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2029	275	278,413
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	185	187,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2031	$75	$ 75,895
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	379,325
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2033	575	581,449
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,164
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,295
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	301,978
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	100,750
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2025	10	10,139
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,122
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	50,265
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015, RB	5.00%	07/01/2033	400	402,014
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015, RB	5.00%	07/01/2035	200	200,915
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2025	180	182,626
Michigan (State of) Finance Authority (McLaren Health Care), Series 2015, Ref. RB	5.00%	05/15/2038	5	5,013
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	55	55,227
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	45	45,186
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,216
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	352,131
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2025	65	66,044
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2025	105	106,686
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	50,498
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	100	100,418
				5,344,322
Minnesota-0.95%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	180	183,158
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,192
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2028	15	15,114
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	226,688
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	111,066
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,038
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	465	469,507
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	65,630
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	295	297,859
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	301,512
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	40	40,187
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	5.00%	07/01/2033	180	180,816
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	500,119
				2,421,886
Mississippi-0.41%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	312,350
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	130	131,688
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	50	50,468
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	4.00%	11/01/2025	5	5,047
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	310	314,920
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	50	50,793
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	10	10,159
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	165	167,619
				1,043,044
Missouri-1.30%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2025	50	50,179
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2025	95	96,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	$60	$ 59,040
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	80	80,794
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	250,740
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2023, RB	5.00%	05/01/2025	1,125	1,129,055
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,004,990
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	100,472
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	504,475
St. Charles (County of), MO Public Water Supply District No. 2, Series 2018, COP	4.00%	12/01/2039	40	39,879
				3,315,934
Nebraska-0.52%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,007
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	100,143
Gretna Public Schools, Series 2022 B, GO Bonds	5.00%	12/15/2027	1,050	1,068,247
University of Nebraska, Series 2015, RB(a)(b)	4.00%	07/01/2025	100	100,400
				1,333,797
Nevada-0.70%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	285,126
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	210,929
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2025	20	20,142
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	420,981
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2025	25	25,150
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	171,020
Las Vegas Valley Water District, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2025	100	100,560
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	145	145,811
Nevada (State of), Series 2015 B, Ref. GO Bonds(a)(b)	5.00%	05/01/2025	115	115,392
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	225	228,947
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2025	65	65,237
				1,789,295
New Jersey-2.52%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,144
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	100,000
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	301,567
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	30	30,157
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,729,411
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	725	735,071
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	10	10,065
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	402,586
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	50	50,323
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	55	55,356
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.25%	06/15/2025	5	5,036
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	100,569
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	1,025	1,030,921
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB(a)(b)	5.00%	06/15/2025	110	110,711
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,099
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	4.00%	11/01/2025	100	100,736
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2025	60	60,832
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2033	380	381,022
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	201,447
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2025	235	236,623
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	236,449
New Jersey (State of) Transportation Trust Fund Authority, Series 2004 A, RB, (INS - NATL)(c)	5.75%	06/15/2025	5	5,039
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	140	140,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	$45	$ 45,741
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2025	245	246,462
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	35	35,062
New Jersey Infrastructure Bank, Series 2012 A-R, Ref. RB	4.00%	09/01/2025	20	20,136
				6,421,919
New Mexico-0.52%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	55,398
New Mexico (State of) (Capital), Series 2015, GO Bonds(a)	5.00%	03/01/2025	75	75,000
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	4.13%	08/01/2025	1,005	1,009,812
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	5.00%	08/01/2025	110	110,917
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	50,373
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2025	35	35,261
				1,336,761
New York-17.71%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016, Ref. RB	5.00%	05/01/2025	30	30,113
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	160	160,603
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	354,060
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	105	106,289
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2029	100	101,160
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	60,634
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2035	55	55,422
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	300	302,096
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	35	35,594
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	203,183
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,430	1,431,562
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	30	30,399
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	293,364
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.25%	11/15/2029	25	25,333
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	171,407
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2025	25	25,398
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	203,183
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2025	65	66,034
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	225	228,581
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2025	15	15,239
Monroe County Industrial Development Corp. (University of Rochester), Series 2015 A, Ref. RB	4.00%	07/01/2035	25	25,042
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	45	45,639
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2025	100	100,899
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	75,258
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	70,231
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	60,091
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2025	150	152,219
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	185	187,366
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	110	111,387
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	300	303,597
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	390	394,198
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,007,572
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	101,112
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2025	15	15,250
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2025	530	535,137
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2027	5	5,046
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	691,085
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	420,719
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	125	125,214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2032	$1,000	$ 1,001,711
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	650	653,195
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	73,651
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2025	90	90,872
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	180	181,745
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	505	509,894
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	201,938
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	445	449,313
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	150	151,454
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2025	55	55,533
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	504,846
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2025	15	15,176
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	70	70,678
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2025	20	20,194
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	170	171,648
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, RB	5.00%	06/15/2031	455	457,532
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,133
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	90,550
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	462,048
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	170,946
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2037	25	25,118
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	600	602,671
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,092
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	3.38%	06/15/2030	65	65,095
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2037	35	35,166
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2028	25	25,156
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,075
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	3.13%	06/15/2031	100	100,201
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2025	65	65,449
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	432,419
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2025	100	100,691
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	175	178,055
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	412,834
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	20	20,349
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,030	2,065,436
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	302,387
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	175	176,191
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	05/01/2025	200	200,685
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	05/01/2025	35	35,120
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2025	40	40,632
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	203,004
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB(a)(b)	5.00%	03/27/2025	185	185,259
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB(a)(b)	5.00%	03/27/2025	400	400,560
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB(a)(b)	5.00%	03/27/2025	330	330,462
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	302,478
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2032	25	25,173
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2033	35	35,241
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	55	55,377
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,056
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,206,164
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	201,020
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	611,369
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	355,712
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2030	5	5,037
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	503,375
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2028	200	201,789
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2035	150	151,033
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	50,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2025	$55	$ 55,869
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	101,580
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2025	65	65,588
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(d)	1.45%	08/01/2042	2,500	2,500,000
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,073
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	65	66,027
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2025	55	55,869
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB(a)	5.00%	08/01/2025	120	121,079
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2025	345	350,452
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2025	70	71,106
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2025	305	309,820
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2025	25	25,395
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2025	385	391,085
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	76,027
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	182,241
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	300	303,537
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	151,660
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2037	5	5,055
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	75,815
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	85	85,065
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	100	100,076
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	200,151
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	450	450,342
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	1,000	1,000,761
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	1,000	1,000,761
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,005,496
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2033	285	286,519
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	247,600
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	202,101
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	606,082
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	176,737
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,291
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	201,298
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	151,118
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	5.00%	09/15/2025	25	25,318
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,010,136
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	101,402
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	202,770
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	100	100,076
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	50,693
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	200,555
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,303
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	326,968
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	105,536
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(d)	1.80%	07/01/2039	430	430,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Federal National Mortgage Association)(d)(e)	2.10%	11/15/2036	400	400,000
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	5.00%	11/15/2025	10	10,167
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	357,209
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	81,378
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	492,670
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	101,543
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	329,760
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,217
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	625	633,910
New York City Housing Development Corp. (Green Bonds), Series 2023 B-2, VRD RB(d)	1.90%	05/01/2054	1,350	1,350,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2029	15	15,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	$5	$ 5,060
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	96,113
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	266,752
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	90	90,374
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2015 A, Ref. RB	5.00%	06/15/2040	275	276,232
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2025	85	85,580
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2025	75	75,512
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	120	120,819
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	100	100,077
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,256
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,128
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	95	95,978
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	151,425
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	10	10,128
New York State Urban Development Corp., Series 2015, Ref. RB(a)(b)	5.00%	09/15/2025	40	40,513
New York State Urban Development Corp., Series 2020, Ref. RB(a)	5.00%	03/15/2025	1,000	1,000,768
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	65	65,048
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	101,472
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	155,437
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	410,108
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	501,157
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	100	101,781
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	705	716,329
				45,167,675
North Carolina-1.35%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	135	136,030
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	100,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	95	96,667
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,113
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,005,669
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	145,797
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	40,143
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,142
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2025	120	120,431
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2027	150	150,223
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	270,357
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	130,161
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	303,895
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	65,332
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	160	160,140
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	200,021
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	135,262
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	100,000
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2025	240	242,784
				3,448,167
Ohio-1.80%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	100,950
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	203,875
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	151,150
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	$500	$ 502,717
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	100,177
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,272
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	1,000	1,002,525
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2025	25	25,242
Ohio (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2025	25	25,089
Ohio (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	150	150,536
Ohio (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	180	180,643
Ohio (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	270	270,964
Ohio (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	55	55,196
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	145	146,838
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	105	106,018
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2025	500	504,846
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	183,313
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	101,841
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	440	441,476
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	142,352
				4,596,020
Oklahoma-0.20%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,353
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	65,296
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	130,950
Oklahoma (State of) Development Finance Authority, Series 2015 A, Ref. RB	4.00%	08/15/2038	55	54,304
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2025	80	80,033
Tulsa (City of), OK, Series 2020, GO Bonds	5.00%	03/01/2025	15	15,000
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	100,520
				521,456
Oregon-0.47%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	5	5,033
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	250	251,635
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2025	35	35,130
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,011
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	508,377
Oregon (State of) Facilities Authority, Series 2015 A, Ref. RB	5.00%	04/01/2045	100	100,053
Oregon (State of) Lottery, Series 2015 C, Ref. RB	5.00%	04/01/2025	25	25,043
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	100,167
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2025	150	150,955
				1,186,404
Pennsylvania-3.65%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	101,461
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2025	295	297,181
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	414,528
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center), Series 2016 A, Ref. RB(a)(b)	5.00%	11/15/2025	15	15,215
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	85,213
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	602,505
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	286,113
Delaware (County of), PA Authority (Villanova University), Series 2015, RB	4.00%	08/01/2040	90	90,080
Luzerne (County of), PA, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	11/15/2029	10	10,152
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	95,068
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	500,844
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	195,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	$100	$ 100,154
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2034	90	90,042
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	4.00%	03/15/2035	15	15,006
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2025	100	101,029
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,352,203
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	155	156,899
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	65,286
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2025	305	308,462
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2025	140	141,589
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2025	90	90,926
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2031	100	100,949
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	30	30,277
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2034	50	50,139
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	4.00%	08/15/2035	85	85,207
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	45,551
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	4.00%	08/15/2033	45	45,130
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2025	200	202,654
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB(a)(b)	5.00%	03/01/2025	230	230,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB(a)(b)	5.00%	03/01/2025	100	100,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	105	105,642
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,027
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,139
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2035	50	50,067
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	50,644
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	65,173
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,252,330
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	20	20,166
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2025	50	50,261
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2025	75	75,392
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	203,134
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2029	25	25,347
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2025	40	40,663
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2025	100	101,658
Pennsylvania State University (The), Series 2015 A, RB	5.00%	09/01/2040	500	503,087
Philadelphia (City of), PA, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2027	15	15,132
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	70	70,134
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	115	116,427
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	40	40,353
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB(a)(b)	5.00%	04/01/2025	185	185,301
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	04/15/2025	75	75,170
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	4.13%	02/01/2036	85	85,041
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	150	151,053
				9,317,527
Rhode Island-0.04%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2025	90	90,517
South Carolina-0.93%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	91,499
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	125	127,109
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	25,013
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/02/2025	100	100,418
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	860	861,142
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	352,478
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	$150	$ 150,230
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	607,998
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB(a)(b)	4.00%	03/01/2025	45	45,000
				2,365,906
South Dakota-0.10%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	255	257,728
Tennessee-0.92%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	131,067
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	403,189
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	4.50%	07/01/2025	85	85,514
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	40,307
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,038
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2025	55	55,422
Tennessee (State of), Series 2023, A GO Bonds	5.00%	05/01/2025	500	501,860
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,145
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	1,000	1,014,548
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	86,310
				2,333,400
Texas-7.21%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,006,207
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(c)	5.25%	05/15/2025	225	226,104
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	150,935
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	250,853
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	10	10,103
Board of Regents of the University of Texas System, Series 2016 C, Ref. RB	5.00%	08/15/2025	15	15,154
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2025	5	5,051
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	300	302,230
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	503,717
Clint Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	08/15/2025	70	70,671
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	100,509
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2025	5	5,075
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,004,673
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	157,604
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	1,500	1,525,199
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	177,940
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,168
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,420
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	177,940
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	203,360
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds(a)(b)	5.00%	05/22/2025	95	95,431
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2035	90	90,683
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2036	50	50,361
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	30	30,306
Forney Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	30	30,204
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	80	80,997
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	156,868
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	383,909
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	131,951
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2025	215	217,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	$95	$ 95,140
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2027	15	15,187
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	255,414
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,083
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	203,183
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2025	1,300	1,300,000
Houston Higher Education Finance Corp. (KIPP, Inc.), Series 2015, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	25	25,028
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	45	45,019
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,004
Kerrville Health Facilities Development Corp. (Peterson Regional Medical Center), Series 2015, Ref. RB	5.00%	08/15/2035	25	25,154
Leander Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	555	558,624
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	210	210,991
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	116,055
Lower Colorado River Authority, Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	100	100,414
Lower Colorado River Authority, Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	1,080	1,084,467
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,124
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	312,479
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	201,961
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,095
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	146,343
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	136,144
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	145,235
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	100,773
San Antonio (City of), TX Water System, Series 2015 B, Ref. RB(a)(b)	5.00%	05/15/2025	275	276,193
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2032	215	215,223
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	150,220
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	177,170
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	131,567
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	206,988
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	75,891
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	50,508
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,044
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	115,201
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	91,221
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	106,424
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	407,342
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	500	502,830
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	578,113
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	40,540
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,013,504
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	308,939
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	501,794
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	115,999
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	100,704
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2025	400	403,794
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	125,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	$135	$ 135,096
Ysleta Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	08/15/2025	170	171,668
				18,392,271
Utah-0.65%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	322,495
Utah (State of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2025	85	85,663
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	305	306,084
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	40	40,142
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	45	45,160
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	60,381
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	80,508
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	130,826
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	30	30,195
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	30	30,190
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	115	115,730
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	30	30,191
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	125	125,794
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	250	251,588
				1,654,947
Vermont-0.03%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	55	55,442
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,139
				75,581
Virginia-0.98%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	75,590
Hampton Roads Sanitation District, Series 2024 A, Ref. RB	5.00%	11/01/2025	25	25,388
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	503,701
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	40,015
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	45,520
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	30	30,315
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,002,851
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	65,622
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,137
Virginia (Commonwealth of) Public School Authority, Series 2015, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2025	275	277,631
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	140	140,609
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2025	130	130,090
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2025	80	80,959
				2,508,428
Washington-3.40%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,009,363
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	125	126,170
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	20	20,187
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	125	126,984
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	135	137,143
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	76,190
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	160	162,539
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	80	81,270
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	1,015	1,031,109
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	5	5,079
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	145	147,301
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	$255	$ 256,980
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	100,639
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	75,434
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	180	180,983
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	503,011
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	510	513,960
Energy Northwest (Project No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2025	5	5,039
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2025	90	90,687
King County School District No. 403 Renton, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,387
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,250
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	40,043
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	435	442,146
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	210	213,450
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,534
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	60	60,972
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2025	135	135,504
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2025	160	161,498
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2037	15	15,154
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,189
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	25	25,429
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,159
University of Washington, Series 2015 B, Ref. RB(a)(b)	4.00%	06/01/2025	95	95,267
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	201,509
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2033	45	45,319
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,006,684
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2036	65	65,421
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	200	201,513
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	65	65,622
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	105	106,005
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2025	290	292,775
Washington (State of), Series R-2022D, Ref. GO Bonds	5.00%	07/01/2025	325	327,459
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2025	60	60,574
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	5.00%	07/01/2025	5	5,038
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	108,692
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,123
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2028	45	45,347
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	35,219
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB(a)(b)	5.00%	03/01/2025	40	40,000
				8,663,350
West Virginia-0.05%
West Virginia (State of), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2025	75	75,414
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2025	60	60,637
				136,051
Wisconsin-0.78%
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	501,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2015, Ref. GO Bonds	3.00%	05/01/2025	$50	$ 50,011
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2025	60	60,216
Wisconsin (State of), Series 2015, Ref. GO Bonds(a)	5.00%	05/01/2027	175	175,582
Wisconsin (State of), Series 2016 A, GO Bonds(a)	5.00%	05/01/2035	500	501,786
Wisconsin (State of), Series 2016-1, Ref. GO Bonds(a)	5.00%	11/01/2025	30	30,105
Wisconsin (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	115	115,364
Wisconsin (State of), Series 2017 A, GO Bonds(a)	5.00%	05/01/2027	330	331,044
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	45,161
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	35,266
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	50,380
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2025	100	101,556
				1,998,019
TOTAL INVESTMENTS IN SECURITIES(f)-91.51% (Cost $233,549,193)				233,356,259
OTHER ASSETS LESS LIABILITIES-8.49%				21,651,790
NET ASSETS-100.00%				$255,008,049

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.93%
Alabama-0.57%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$225	$ 225,306
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	120	124,320
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,720
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	330	342,759
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	10	9,876
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	40,865
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	151,585
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	5	5,185
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,301
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016, RB	5.00%	02/01/2041	100	100,759
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	51,642
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	61,970
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	50	51,159
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	86,924
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	19,282
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	126,565
				1,444,218
Alaska-0.06%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	152,781
Arizona-1.07%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	130	134,898
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2029	15	15,417
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	35,896
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	512,469
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2034	20	20,486
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	102,823
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	134,014
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	20,011
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,550
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	30,899
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	121,432
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	581,133
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,096
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	82,545
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,381
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	20,500
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	20	20,456
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	25,745
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	5	5,144
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	51,383
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	60	61,636
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	20	20,511
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	100	102,476
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,603
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	102,201
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	72,227
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,158
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	71,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	$110	$ 112,179
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	203,835
				2,743,491
California-18.42%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,430
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	15	15,659
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,367
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	20,564
California (State of), Series 2015, GO Bonds	5.00%	03/01/2026	95	95,161
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,190
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	5	5,168
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,818
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	75	75,955
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,059
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	4,122
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	50	49,872
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	15	15,068
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	25	25,397
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	150	155,042
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	722,905
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	35	36,145
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	206,455
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	20	20,646
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	430	435,477
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2031	215	221,843
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	80	80,950
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	430	443,176
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	185,516
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	55,599
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	65	65,708
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	102,975
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	782,480
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	20	20,193
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	5	5,147
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	30	30,884
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	504,107
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	15	15,435
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	70	70,486
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	25	25,173
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	35,218
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	275	284,884
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	175	181,290
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	300	312,745
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,063
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	25	25,302
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,150
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2032	5	5,056
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2032	5	5,145
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	155	159,372
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	95	95,870
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	513,962
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	50	50,330
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	102,681
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2037	5	5,130
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	50,263
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	1,260	1,310,854
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,063,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	$350	$ 353,889
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	153,583
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2026	500	513,719
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	80	83,229
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,208
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,637
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	30	30,789
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,509
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	5	5,125
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	417,847
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	65	67,762
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,549
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	435	451,570
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	290	300,424
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2026	110	114,190
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	80	82,546
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	35	35,416
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	30	30,327
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	103,185
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	25,765
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	230	236,487
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	51,797
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	10	10,436
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	50	52,283
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	50	52,124
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	75	78,157
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	50	52,283
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	50	52,283
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	5	5,218
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	93,872
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	20	20,852
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	20	20,408
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	55	55,986
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	182,992
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	99,339
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,562
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	556,011
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,723
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	56,772
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	97,858
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	10	10,322
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	130	134,098
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	191,638
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	292,896
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	518,948
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	185	185,774
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	151,711
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	$115	$ 115,486
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,190
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	26,074
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	41,684
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	60,962
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	30	30,749
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	60	62,076
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,145
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	112,990
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	164,255
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	80	82,105
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	97,484
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	60	61,535
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	57,316
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,211
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	202,239
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	200,252
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,132
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,308,681
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	26,016
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	72,486
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	222,786
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,772
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	72,221
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,803
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	55,690
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,194
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	25,966
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2026	5	5,203
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2026	5	5,183
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2026	500	521,348
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	200	200,320
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	295	295,819
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,287
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	5.00%	02/15/2026	25	25,592
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	150	146,295
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	25	25,186
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	90	92,604
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	102,792
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	$60	$ 61,655
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	77,042
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2030	30	30,806
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	35,945
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	30,786
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,128
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	60	60,506
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2035	20	20,137
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	46,074
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2037	140	140,726
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	20	20,088
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	611,835
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	70	70,009
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	406,973
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	31,300
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,460
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	15	15,345
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	35	36,288
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	10	10,368
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	10	10,368
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	25	25,920
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2033	25	25,341
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	245	247,954
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2035	60	60,683
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	75	75,650
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	177,148
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	20	20,465
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	55	56,278
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	30	30,697
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	25	25,536
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	636,022
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,744
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,616
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,606
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	50	50,061
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	44,934
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2039	50	50,144
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2042	60	60,098
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	10	10,334
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2032	5	5,125
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	255,391
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,490
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	30	30,030
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	229,634
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,656
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,148
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	123,564
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	50,219
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,101,621
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,185
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	25,330
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,125
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	40,433
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	25,263
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2035	1,000	1,008,142
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	219,713
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	255,141
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	582,494
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	$200	$ 205,697
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	92,497
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	61,613
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,025,906
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	35,880
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,244
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,820
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	51,750
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	51,750
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	552,546
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	60	60,569
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2038	20	20,144
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	30	30,307
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2026	5	5,183
Los Angeles Community College District (Election of 2022), Series 2024 C, GO Bonds	5.00%	08/01/2026	40	41,466
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	262,090
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	105	108,215
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	387,676
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	680	702,986
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2026	500	518,365
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	5	5,107
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	155,390
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	150	156,410
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	102,129
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	105	107,483
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	67,697
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2028	45	46,643
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	258,797
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	200	206,840
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2032	60	62,003
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	35	35,463
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	165	166,768
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	65	65,625
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2044	125	124,555
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(c)	4.00%	08/01/2042	200	200,042
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	5	5,148
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	46,319
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	19,010
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	187,990
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	95,271
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,195
Pittsburg Unified School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	35	35,018
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	400	410,501
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	25,630
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	180	184,376
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	895,428
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	15,101
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	140,756
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	220	223,927
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	125	125,058
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	153,868
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	5	5,185
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	25	25,927
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	105	107,271
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	200	204,326
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	129,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)(b)	5.00%	11/15/2025	$75	$ 76,270
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,310
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	5	5,143
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	148,941
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	5	5,130
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	102,539
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	102,503
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	5	5,122
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	909,146
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2034	20	20,595
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	61,667
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	180	183,525
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	117,644
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	130	134,783
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	70	72,575
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,184
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	25	25,920
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	103,752
San Diego Unified School District, Series 2016 R-5, GO Bonds	5.00%	07/01/2026	50	51,743
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	4.00%	07/01/2029	95	96,592
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	475	489,542
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2031	15	15,204
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2032	60	60,765
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2033	45	45,550
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	36,471
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	5	5,210
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,147
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 A, Ref. RB	5.00%	05/01/2026	10	10,293
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	101,405
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	41,173
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	20	20,896
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	280	290,779
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2029	105	109,007
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2030	85	86,647
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2033	625	646,787
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2034	45	46,524
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	140	141,143
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	109,706
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	5	5,213
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	152,530
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	152,184
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	113,860
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	65	66,128
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	50	51,818
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	285	296,979
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	165,602
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	103,305
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	514,313
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	20	20,360
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	482,138
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	$20	$ 20,410
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	20	20,028
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	75,706
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,134
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	133,425
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,312
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	206,156
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,030,781
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	122,832
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	70	70,516
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	195	193,395
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	303,394
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGC)(c)	5.75%	08/01/2031	450	468,975
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	110,226
				47,032,070
Colorado-2.48%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	200	207,080
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	85	88,024
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	140	144,859
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,203
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	105	109,098
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	103,867
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	185	191,696
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	30	30,526
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	60	62,129
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	30	31,218
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	20	20,657
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	110	113,612
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	25	25,821
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	26,016
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	1,540	1,602,562
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	60	61,743
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	96,827
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	192,739
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,140
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	160,814
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	31,187
Commerce (City of), CO, Series 2016, RB(a)(b)(c)	5.00%	08/01/2026	55	56,767
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	129,276
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,320
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,580
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	10	10,335
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,550
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	219,780
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	90,853
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	30	31,223
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	30	31,172
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2029	40	41,542
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	108,976
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	1,555	1,611,456
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,145
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	92,508
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	41,696
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,323
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	103,143
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	40	40,067
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	41,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	$10	$ 10,242
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	108,726
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	56,578
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	103,031
				6,332,732
Connecticut-1.73%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,011
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	857,390
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,106
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	5	5,029
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	202,464
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	295	304,643
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	57,064
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	103,036
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	205	212,445
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	45	46,189
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2026	5	5,112
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	163,268
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	528,522
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	88,363
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	509,389
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	206,348
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2026	10	10,173
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2026	10	10,304
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	150	155,333
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	25	25,757
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	435	447,852
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2032	5	5,141
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	180	181,721
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2036	15	15,122
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB, (INS - BAM)(c)	5.00%	09/01/2031	15	15,451
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,063
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	196,916
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGM)(c)	4.00%	11/01/2034	35	35,381
				4,408,593
Delaware-0.12%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2026	11	11,215
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	285	294,104
				305,319
District of Columbia-0.98%
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	20,176
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2036	400	403,127
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2041	35	35,043
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	35	35,593
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	135	140,229
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	645	664,302
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,346
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,148
District of Columbia, Series 2016, GO Bonds	5.00%	06/01/2033	25	25,586
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	435	451,791
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	389,129
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	57,072
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,445
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	$5	$ 5,017
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	50	51,162
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,334
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	103,453
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	15	15,449
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	25	25,771
				2,499,401
Florida-3.98%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	125,762
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	500	514,712
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	5	5,144
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	10	10,086
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	507,977
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	253,988
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	290	298,379
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	20	20,578
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	115	118,333
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	20	20,195
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	65,556
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	20,062
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	140	140,296
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	375	386,680
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	5	5,044
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,620
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	160	165,026
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	200,812
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds(a)(b)	5.00%	06/01/2025	50	50,274
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	103,088
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	145,158
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	82,813
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	100	103,084
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	60	61,822
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2030	10	10,293
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	140	143,989
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	506,163
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 B, Ref. COP(a)(b)	5.00%	05/01/2025	30	30,102
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	35	35,663
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2029	130	132,426
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2031	30	30,546
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 A, Ref. COP	5.00%	05/01/2032	105	107,359
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	5.00%	02/01/2032	75	76,345
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,304
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	508,089
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	101,275
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	82,439
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,156
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	75	77,028
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	56,372
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	45	46,069
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	143,179
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	50	51,102
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	117,415
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	203,274
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	5	5,146
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	56,473
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2031	50	51,307
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	510	525,328
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	$305	$ 312,318
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	128,079
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,063
Miami-Dade (County of), FL Transit System, Series 2017, Ref. RB	4.00%	07/01/2038	50	50,028
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	196,680
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2033	5	5,143
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2034	150	154,104
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	241,166
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	50	51,224
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	45	46,036
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,190
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	15	15,516
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,279
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	510	525,672
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	10	10,307
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	51,579
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	46,509
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	160	165,331
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	605,984
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	5	5,043
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,041
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	204,697
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	50	50,432
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,250
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	51,232
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	220	225,231
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	5	5,115
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	30	30,607
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2033	65	66,281
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	101,864
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	70	71,267
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	20	20,344
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	51,876
Volusia (County of), FL School Board, Series 2016 A, Ref. COP, (INS - BAM)(c)	5.00%	08/01/2032	5	5,076
				10,154,895
Georgia-1.39%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2026	55	57,811
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2026	205	211,385
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,159
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	5	5,204
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	125	129,604
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,159
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	125	130,206
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	51,584
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	440	449,704
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,475
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	325	335,295
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	60	62,021
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	206,335
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	45	46,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	$30	$ 30,561
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	105	108,326
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	100,175
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,584
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	35	35,838
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	80	82,364
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	40	41,347
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	50	50,954
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,191
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	115	118,874
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	15	15,182
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	174,983
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	165	170,139
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	90	92,720
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	40	41,209
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,453
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	30	30,906
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	81,445
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	210	210,749
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	102,223
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,883
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	4.00%	05/01/2026	5	5,078
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	66,755
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	5	5,135
				3,550,441
Hawaii-1.00%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,855
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	40	40,627
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	116,413
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,188
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	235	243,188
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	77,543
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	67,122
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	80	82,524
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	195,847
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	25	25,217
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	88,189
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	155	160,255
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,653
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	435,714
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	150	155,628
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2026	45	45,880
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,238
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,115
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	611,063
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	46,068
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	61,424
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	5	5,119
				2,564,870
Idaho-0.01%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2026	25	25,695
Illinois-5.44%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	415	427,613
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	31,026
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,255
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	302,823
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	$20	$ 20,352
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	81,374
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	60	61,011
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	61,003
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2032	55	55,816
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	222,928
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	70	70,876
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	260	263,152
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	101,172
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	20	20,352
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2026	100	101,758
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,118,836
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	196,726
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	85	87,847
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	35	36,245
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	251,398
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	75	75,827
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	139,816
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,463
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	103,623
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	130	134,622
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	703,719
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2034	20	20,657
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2035	20	20,630
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	31,070
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	173,359
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,134
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	55	55,295
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	10	10,194
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	5	5,129
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	25	25,748
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	5	5,001
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	45	46,285
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	130	130,361
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	211,449
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	105	107,644
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	577,183
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	745	746,841
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	30	30,713
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2034	140	140,247
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	496,018
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	100,090
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	185	185,426
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	10	10,030
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	01/01/2039	30	29,530
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	120	122,286
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,176
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	80	80,338
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	527,181
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	149,659
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	75	77,527
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	51,607
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2026	5	5,104
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	191,520
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,104
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2026	5	5,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	$65	$ 66,776
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,602
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2026	5	5,095
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	80,734
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	162,849
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	219,584
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	500	502,897
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	135	136,461
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	105	106,385
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,090
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	5	5,154
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2026	5	5,143
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,306
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	25	25,373
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	75	77,187
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	263,789
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,142
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,133,663
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	176,405
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	172,632
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	289,498
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	279,978
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	162,985
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	420	427,835
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	76,350
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	143,321
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	35,598
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	30	30,513
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,122
				13,888,740
Indiana-1.13%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	92,348
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	256,217
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	555	568,202
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	25	25,980
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	75	76,463
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	510,799
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,454
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,363
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	35,821
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	10	10,225
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	65	64,810
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	626,845
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,722
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	564,761
				2,889,010
Iowa-0.15%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	25	25,373
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	45	46,224
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	46,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	$185	$ 190,219
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	65	67,605
				375,931
Kansas-0.24%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	149,982
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	20	20,293
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	85	86,108
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	5	5,176
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	10	10,188
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	330	343,395
				615,142
Kentucky-0.64%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	430	446,768
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	35	36,170
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	103,899
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	51,313
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	252,566
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	35	35,969
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	275	282,337
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	125	128,247
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	120	123,053
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	125	128,119
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	45	45,235
				1,633,676
Louisiana-0.48%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	206,624
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	15	15,463
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	250	258,776
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	120	120,456
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	320,910
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	75,409
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	10	10,027
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	153,856
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(c)	4.00%	12/01/2037	55	55,235
				1,216,756
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	51,666
Maryland-1.65%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	46,015
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	30	31,015
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	178,509
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	10	10,248
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	50	51,691
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	67,199
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	102,476
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	108,552
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	155,074
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	186,088
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	$35	$ 35,128
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,555,805
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	62,467
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	171,138
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	258,468
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,318
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	500	514,078
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	280	287,883
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	36,095
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	103,752
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	140	145,529
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	10	10,415
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	72,273
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,044
				4,220,260
Massachusetts-4.21%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	170,205
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	10	10,315
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2028	160	165,019
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	20	20,592
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	56,554
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	51,382
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	70	72,200
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	87,681
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	298,008
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	302,460
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	205,259
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	82,055
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	102,435
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	138,049
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	153,841
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,106
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,339
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	291,835
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,046
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	145,806
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,611
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,192
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,947
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	25	25,915
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	532,577
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	65	67,153
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	10	10,313
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	110	113,383
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	100	100,056
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,898
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	51,876
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,789
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	249,478
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	20,631
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	129,444
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	117,250
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	205,515
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,034
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	77,068
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	5	5,197
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	$30	$ 30,510
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	125	128,993
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, Ref. RB	5.25%	07/01/2026	5	5,176
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB(a)	5.00%	08/01/2026	20	20,657
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016, Ref. RB	5.00%	07/01/2046	500	501,954
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	178,153
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	253,070
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	222,206
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,265
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,518,555
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	180	179,412
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2026	100	103,425
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2029	20	20,345
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	523,622
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	10	10,262
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	75	75,716
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	312,162
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	15	15,433
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	256,584
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	10	10,113
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	203,292
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,575
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,759
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	51,569
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	25	25,763
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	40,723
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2033	10	10,332
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	420	433,960
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	255,748
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	71,393
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	66,293
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	165,389
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	135	139,547
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,168
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	511,673
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	$5	$ 5,168
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,168
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	15	15,505
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	35	36,179
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	10	10,330
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2030	20	20,608
				10,750,269
Michigan-2.93%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	30	30,297
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,192
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	409,935
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2031	150	153,457
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	20	20,550
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2029	25	25,660
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	189,887
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2031	15	15,361
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2031	135	138,484
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2032	65	66,500
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	153,836
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2035	140	142,903
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	200	204,834
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	514,132
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,725
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	105	108,229
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	110	113,514
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGM)(c)	5.00%	05/01/2045	45	45,718
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	55	56,517
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	45	45,631
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,807
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,200
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	185	189,371
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	145	149,578
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	95	97,901
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	115	118,453
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	40	41,153
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	513,867
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	138,713
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	306,450
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	152,576
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	405,233
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB	5.00%	05/15/2036	80	81,482
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	500	518,838
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	100	103,648
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	175	181,274
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2028	20	20,684
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2029	70	72,380
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	35	36,181
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	90	92,779
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	80	82,235
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	512,435
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	220	224,733
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	$15	$ 15,147
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	75	77,785
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	45	46,475
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	35	36,300
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	151,540
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2039	180	180,547
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	128,187
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	76,912
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	55	56,402
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	35	35,866
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	76,920
				7,474,414
Minnesota-0.87%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	25	26,037
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,474
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	10	10,340
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	518,995
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	88,229
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	25	25,900
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	102,374
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,092
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,272,748
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	88,509
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	50,746
				2,214,444
Mississippi-0.45%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	80	83,248
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	45	46,827
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	57,233
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	57,233
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	5	5,203
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	52,030
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	10	10,406
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	145,413
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	100	103,866
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	31,160
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	155,799
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,180
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	200,983
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2046	100	100,117
				1,149,698
Missouri-0.80%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	50	51,908
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2028	110	111,454
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	125	126,411
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	80	81,728
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	15	15,166
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	41,080
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	57,098
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,113
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	$75	$ 76,929
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	76,887
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	56,341
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	15	15,065
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	25	25,532
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	80	78,312
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	265	272,215
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	135	140,264
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2023, RB	5.00%	05/01/2026	145	148,948
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	145	145,009
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	75	75,524
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	100	100,516
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,106
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	150	150,402
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	100	101,682
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds(a)	5.00%	02/01/2026	15	15,297
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,421
				2,030,063
Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	61,180
Omaha Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2026	40	40,860
Omaha Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2041	20	20,258
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	60	61,604
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	238,420
				422,322
Nevada-1.20%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	316,691
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2028	35	36,255
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	55	55,769
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,240
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	40	40,371
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,305
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	51,485
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	45	46,336
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	20	20,594
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	252,160
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,409
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	87,417
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	97,701
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2033	500	511,804
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2035	10	10,218
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	175	178,700
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	76,567
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	295	300,911
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	175	177,992
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	100	101,356
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	50	51,478
Nevada (State of), Series 2015 D, Ref. GO Bonds(a)(b)	5.00%	05/01/2025	25	25,085
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	92,511
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	82,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	$40	$ 41,235
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2031	240	246,270
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	110	112,801
				3,069,804
New Hampshire-0.08%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,366
New Hampshire Municipal Bond Bank, Series 2016 D, Ref. RB	4.00%	08/15/2039	175	175,855
				206,221
New Jersey-3.72%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)(c)	5.00%	07/01/2026	135	139,348
Hudson County Improvement Authority (Hudson County Vocational - Technical Schools), Series 2016, RB	5.00%	05/01/2041	20	20,303
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	155	159,485
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	80	80,246
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	359,560
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	135	140,697
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	75	77,840
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	488,650
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	255	267,969
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	57,797
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	335	345,575
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	555	566,713
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	148,666
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,024,037
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	185	187,190
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	66,506
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	175	176,500
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	101,870
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	75	77,002
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	174,380
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	70	71,733
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	284,755
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	415	419,142
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	35	35,304
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	325	333,559
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	115	117,934
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	185	189,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	280	282,389
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	165	171,439
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	46,185
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	385	394,486
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	225	230,158
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	605	628,611
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	169,506
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGM)(c)	5.25%	01/01/2026	220	224,843
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGM)(c)	5.25%	01/01/2026	895	914,701
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2033	$30	$ 30,464
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	243,562
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,213
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	35	35,741
				9,499,594
New Mexico-0.16%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	245,673
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	30	30,899
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	40	41,199
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	60	61,869
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2026	20	20,623
				400,263
New York-15.84%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,068
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,748
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	177,777
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	100	100,672
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,159
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,720
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	125	127,807
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	164,205
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	510,204
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	525	547,941
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	86,945
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,199
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	5	5,200
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	100	103,929
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	5	5,190
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	10	10,368
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2033	75	77,627
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,524
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,028
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2034	155	155,999
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,362
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	20	20,450
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	10,049
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	765,023
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	85	87,773
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	20	20,629
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	77,291
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,080
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	145	146,048
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2034	105	105,677
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	10	10,064
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	165,979
Metropolitan Transportation Authority (Green Bonds), Series 2016 B, Ref. RB	5.00%	11/15/2028	30	31,075
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	518,683
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	5	5,199
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	390	404,573
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	60	62,242
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	25	25,934
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	81,656
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	10	10,352
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,039,642
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	200	203,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	$100	$ 101,496
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	522,338
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	65,256
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	80	81,969
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,499
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	102,371
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	120,010
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	15	15,399
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	295	305,020
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	45,379
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	46,624
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	35	36,263
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	510	527,260
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	250	257,299
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	215	220,541
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	382,318
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	102,029
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	66,266
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	56,056
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2030	25	25,471
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	30	30,554
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2033	175	178,091
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,036
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	134,416
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,747
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	51,473
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,146
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,289
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	10	10,340
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,067,931
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	82,717
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	100	103,397
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	153,591
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,340
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	644,259
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	30	30,876
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	90	92,576
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,769
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	15	15,410
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	130	130,905
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	195	196,092
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	511,452
New York (City of), NY, Subseries 2018 A-1, GO Bonds	4.00%	08/01/2036	75	75,330
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,190
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	5	5,078
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2037	30	31,141
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	4.00%	06/15/2038	145	145,887
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,050	1,070,856
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	413,489
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	175	181,954
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	221,940
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	114,371
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	428,629
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	120	123,835
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	90	91,479
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	130	131,049
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	248,506
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016 B-1, RB	5.00%	08/01/2032	$20	$ 20,513
New York (City of), NY Transitional Finance Authority, Series 2016 B-1, RB	4.00%	08/01/2037	35	35,245
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2027	25	25,480
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,184
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2029	20	20,358
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	60	61,065
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	101,671
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2036	105	105,320
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	350	354,168
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	25	25,286
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2032	20	20,422
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2034	20	20,399
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	101,959
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2036	10	10,073
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,205
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	30	31,205
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	483,673
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	460	478,472
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	30,659
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	257,106
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	673,344
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	204,959
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,205	1,234,205
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	249,482
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	356,213
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	187,849
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2036	70	70,411
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	495	502,356
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	40,584
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	253,580
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2040	15	15,211
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	137,470
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	5	5,039
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	503,762
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	450	452,640
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,201
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	25	26,004
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,602
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	225	230,063
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	440	449,268
New York (City of), NY Trust for Cultural Resources (The), Series 2016-1E, Ref. RB	4.00%	04/01/2030	95	97,088
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,135
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E, Ref. RB	4.00%	04/01/2028	30	30,700
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,161
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	50	51,752
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	72,243
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2028	5	5,154
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	55	56,618
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2030	25	25,712
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	115	118,440
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	92,565
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	41,079
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	519,877
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	345	354,162
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	$20	$ 20,580
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	180	185,106
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	35	35,904
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	75	77,119
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2035	180	184,987
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	70	71,749
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	15	15,338
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	214,527
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	835	852,644
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	35,775
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	51,752
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	565,534
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	105	107,404
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,318
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	35,775
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	15	15,343
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	142,969
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	62,327
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,478
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,311
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	175,152
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	420	432,596
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	45	46,329
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	123,468
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	60	61,713
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	85	87,388
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	45	46,230
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	35,899
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	129,848
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2026	5	5,121
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	5	5,128
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,385
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,128
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	468,819
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	332,915
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,377
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	72,453
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	275,106
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	90	92,565
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	745	766,231
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	159,172
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	250	250,733
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	145	148,521
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,644
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	5.00%	11/15/2026	70	72,877
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2033	15	15,238
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,225
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2036	20	20,295
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	15	15,190
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,265	1,278,767
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	201,932
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	250	253,021
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	06/15/2028	20	20,604
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	15	15,453
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	25,652
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2033	5	5,127
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	410	420,177
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2033	20	20,509
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	$205	$ 210,089
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2035	25	25,605
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	150,642
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2016, RB	5.00%	08/15/2041	215	219,774
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	35,963
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	55	56,491
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	30	30,802
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	230,929
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	4.00%	06/15/2036	105	105,449
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	50	50,981
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2034	10	10,260
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2026	75	77,392
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2026	5	5,159
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	594,895
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	95	97,440
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	30	30,770
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2030	15	15,324
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2032	15	15,308
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	137,704
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	219,196
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2035	325	331,243
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	140	140,621
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2037	235	235,820
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,257
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	60	61,541
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,512
New York State Urban Development Corp., Series 2017, Ref. RB(a)	5.00%	03/15/2026	50	51,284
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	95	97,431
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2026	75	76,919
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, RB	5.00%	12/01/2026	100	103,488
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	02/01/2026	5	5,111
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	70	73,056
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2028	10	10,260
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	512,514
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	510	519,189
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	15	15,655
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	317,431
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	80	83,492
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	75	78,274
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	20	20,576
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	102,858
				40,445,260
North Carolina-1.12%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	197,880
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	46,257
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,872
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	92,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	$85	$ 87,304
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	330	339,876
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2026	205	211,135
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	475	489,216
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	61,627
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	30	30,813
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	45	46,220
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	66,491
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	55	57,063
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	30,222
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	220,645
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	56,214
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	25,622
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	151,881
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2026	5	5,135
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	10	10,189
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,592
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	135	136,902
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,159
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	112,822
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	51,264
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	251,121
				2,855,216
Ohio-2.16%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	155	159,763
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	275	278,464
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	125	126,224
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	65	67,914
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	102,794
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,674
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,039,964
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	139,258
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	517,930
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	102,682
Columbus City School District (Construction and Improvement), Subseries 2016, Ref. GO Bonds	5.00%	12/01/2030	25	25,683
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	25,920
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	36,458
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	315	326,860
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	40	41,409
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	65	65,910
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	50,907
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2028	5	5,129
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2029	35	35,871
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	71,645
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	110	114,062
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	30	31,019
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	101,866
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2031	10	10,210
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2032	35	35,697
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	127,163
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,291
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	30,508
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	50,950
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	25	26,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	$35	$ 36,189
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,095
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	90	92,478
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	75	77,158
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	65	66,865
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	109,434
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2028	60	61,652
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2029	195	200,196
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	337,181
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2026	10	10,221
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2031	30	30,755
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	204,863
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	30	30,711
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2026	90	92,716
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2026	10	10,302
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	15	15,635
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	46,358
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	83,388
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	57,329
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	25	26,033
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	127,260
				5,511,100
Oklahoma-0.80%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	51,473
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,269
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	50	51,831
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	15	15,531
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	46,484
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	607,444
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2033	10	10,064
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2034	830	834,919
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)	5.00%	01/01/2037	190	193,179
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)	5.00%	01/01/2042	170	172,844
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2026	30	30,572
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,264
				2,049,874
Oregon-0.70%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	35	35,442
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	82,336
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	41,214
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,517
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	101,972
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,733
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	100,436
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,196
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	1,000	1,035,700
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	51,194
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	15	15,309
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	163,214
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	10	10,193
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,679
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	60,667
				1,789,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-4.21%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	$10	$ 10,372
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	75	77,689
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2029	20	20,707
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	170	172,425
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	10	10,231
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	50	51,420
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	102,096
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	65	66,238
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	55	56,001
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	83,388
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	142,141
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	51,579
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	90,126
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	66,281
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,051
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,063
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2026	320	326,766
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	306,142
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2030	5	5,047
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2031	25	25,229
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	201,720
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,160
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	02/01/2034	20	20,172
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	88,035
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	132,490
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,810
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,027,899
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	516,039
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	309,750
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	30	30,952
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	65,963
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	30	30,417
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	668,669
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	379,245
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	5	5,159
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	100	103,673
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	25	25,147
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	5.00%	05/01/2034	370	374,072
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	505,787
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,284
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	200	200,166
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2030	65	67,177
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2031	260	268,575
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2032	90	92,891
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2033	435	448,523
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	20	20,526
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	145	150,686
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	$35	$ 36,197
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	87,860
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	175	181,195
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	20	20,648
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	237,199
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	40	40,381
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	61,275
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	239,840
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	270	275,397
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	525	532,645
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	60,808
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2029	50	51,300
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	175	176,348
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2034	130	131,041
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	25	25,572
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	40,622
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	103,367
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	390	393,071
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	307,024
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	35	36,052
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	5	5,151
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	149,374
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	46,466
				10,752,812
Rhode Island-0.29%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,191
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,609
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	51,351
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2029	215	220,372
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	245	250,810
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	125	127,965
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,248
				736,546
South Carolina-0.84%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	65	67,560
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	105	109,190
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	265	267,471
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,624
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	229,964
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	85	86,786
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	153,073
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	147,808
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2034	240	244,378
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	95	96,621
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	170	172,797
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	120	121,905
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	20	20,491
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	75	76,716
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	18,528
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	55,440
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	185	191,824
				2,146,176
South Dakota-0.01%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	25	25,618
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-1.17%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	$45	$ 45,951
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	445	445,766
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	100,751
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	50,991
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	103,022
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	10	10,302
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	30	30,287
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	100	100,843
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2031	100	102,445
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	30	30,217
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2033	85	85,502
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,574
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	175	180,590
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	35	35,269
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	25	25,125
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	105	107,683
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	80	81,998
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	205	209,940
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	150	153,018
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	200	202,862
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	535	538,284
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	67,126
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	102,970
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	55	57,154
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,517
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	77,246
				2,996,433
Texas-8.50%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	501,720
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	520	526,501
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	5	5,170
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	130	134,374
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	55	56,812
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	153,116
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,598
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	65	67,550
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	65	67,550
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	61,713
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	226,280
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	514,261
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	118,882
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	460,021
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	418,671
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	128,886
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	140	144,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	$100	$ 102,198
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	178,719
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,110
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	51,900
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	45	46,710
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	35	36,330
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	162,058
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	60	61,328
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	25	25,038
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	510,755
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2026	210	214,517
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	46,515
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,671
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	105	108,699
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,591
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	169,543
Denton (County of), TX, Series 2017, Ref. GO Bonds	5.00%	07/15/2031	50	51,390
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	25	25,181
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	101,473
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2031	70	70,741
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	161,513
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	60	61,546
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	153,780
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	76,620
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,111
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,506
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	260	267,951
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	150	154,479
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	80	82,285
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	5	5,137
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	55	56,445
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	25	25,628
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	97,278
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	5	5,191
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	41,430
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	110	113,877
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	129,165
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	4.00%	07/01/2037	500	502,031
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	10	10,160
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	50	51,813
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,436
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,586
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	65	67,380
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	303,621
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	20	20,536
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	5,026
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	5	5,180
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	204,569
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	90	93,515
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	61,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	$15	$ 15,343
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,404
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	147,903
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	193,768
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,230	1,253,931
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	55,391
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	112,481
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,022
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,296
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,467
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	154,005
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	75,141
Mesquite Independent School District, Series 2017 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	5	5,093
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2028	35	35,761
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	90,250
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	30,699
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2036	70	70,762
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	180	181,799
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	152,633
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	101,629
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,122,370
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,154
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	633,542
North Texas Tollway Authority, Series 2016 A, Ref. RB	4.00%	01/01/2039	25	25,032
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,243
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,338
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	116,798
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,240
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	45,692
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	121,788
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	45,839
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	642,005
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	314,456
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,000	1,012,595
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	140	144,889
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	86,606
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,377
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	70	70,357
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2036	70	70,293
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	71,461
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2032	10	10,178
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	214,383
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	40	40,592
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	160	164,827
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	20,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	$140	$ 141,659
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	50	51,366
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	30,626
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	131,551
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	185	189,428
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,461
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	15	15,461
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	20	20,593
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	205,616
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	138,428
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	125	125,683
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	35,910
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	205	206,323
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,409
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	275	279,865
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	70	71,873
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	276,913
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	254,364
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2028	20	20,460
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,445
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,223
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	265,705
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	143,012
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,105
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,409
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	5	5,102
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	100	101,831
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,066
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,184
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	10	10,369
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	120	124,427
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	10	10,252
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	85	88,176
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	88,176
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	50	50,686
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	80	80,934
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,435
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	445	449,032
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	60	61,578
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	100	103,812
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	50	51,663
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	101,161
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	40	40,496
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2026	125	128,592
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	516,278
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	76,438
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	15	15,272
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	5	5,085
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	5	5,082
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	$395	$ 401,085
Williamson (County of), TX, Series 2021, GO Notes	4.00%	02/15/2026	10	10,132
				21,707,494
Utah-0.39%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	229,579
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2026	115	118,857
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	5.00%	05/15/2046	200	202,062
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	78,106
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	165	170,358
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	40	41,299
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	45	45,547
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	75	75,993
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	10	10,116
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,589
				997,506
Vermont-0.06%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,081
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	75	76,182
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	81,189
				162,452
Virginia-1.58%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	256,813
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(c)	5.00%	07/01/2041	80	81,147
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	102,593
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2026	125	126,893
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	96,424
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2028	60	60,867
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,111
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	128,003
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	92,068
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	5	5,131
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	103,213
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	30	30,964
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	428,336
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	41,285
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,321
Henrico (County of), VA, Series 2016, Ref. RB(a)(b)	5.00%	05/01/2026	75	76,981
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	76,624
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,417
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,401
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	80	81,604
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	137,706
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	5	5,100
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	75	76,504
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	150,519
Stafford (County of), VA Economic Development Authority (Mary Washington Healthcare Obligated Group), Series 2016, Ref. RB	5.00%	06/15/2035	25	25,490
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,139
Virginia (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	06/01/2026	35	36,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	$85	$ 87,605
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	66,953
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	500	510,754
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2026	15	15,323
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2026	20	20,430
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	71,506
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2026	30	30,645
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	55	56,183
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2026	45	45,968
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2026	30	30,645
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	165	170,488
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	30,998
Virginia (Commonwealth of) Public Building Authority, Series 2024 B, Ref. RB	5.00%	08/01/2026	40	41,330
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	237,195
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	82,184
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	230,293
				4,030,201
Washington-3.31%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	150	154,546
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	110	114,253
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	20,647
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	185	190,199
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	356,158
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	65	67,102
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	304,541
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	110,945
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	160	166,441
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	205	205,599
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	102,889
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	95	96,332
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	40,680
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	145	150,541
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	25	25,439
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	20	20,719
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	75	77,593
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	45	45,523
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	46,827
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	60	62,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	$15	$ 15,581
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	380	394,257
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,666
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,182
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	690	713,619
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	85	88,525
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	95	98,874
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,112
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	71,518
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2026	25	25,529
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,183
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	25	25,457
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,624
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	30,985
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	204,481
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	195	200,270
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	254,737
Washington (State of), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2026	20	20,396
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	5	5,093
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	5	5,090
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	75	77,290
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	40,695
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	25	25,735
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	274,511
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	215	221,081
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	55,878
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	138,649
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	101,556
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	85	87,238
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	5	5,076
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2033	5	5,127
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2035	25	25,399
Washington (State of), Series 2016 C, GO Bonds	5.00%	02/01/2037	130	131,956
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	75	76,167
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	20	20,611
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,132
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	50	51,275
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	55	56,371
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	20	20,482
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	5	5,117
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	40	41,342
Washington (State of), Series 2017-A, GO Bonds	5.00%	08/01/2030	30	30,849
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	91,944
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,473
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	135	139,528
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	405	417,364
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2029	35	36,029
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	30	30,849
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	355	364,346
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2033	120	123,059
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	50	51,247
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,335
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	$5	$ 5,158
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	145	147,694
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,503
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2026	30	30,648
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	730	743,562
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,384
				8,456,147
Wisconsin-0.80%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	41,050
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	25	25,975
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	205,936
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	61,620
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	128,403
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	70,526
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	85	87,693
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	20,634
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,109
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	135,651
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	240,610
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	100,210
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	355,354
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	45	46,133
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,982
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	45	46,030
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	50	51,071
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	50	50,363
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	10	10,382
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	115	117,124
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	25	25,044
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	50	50,973
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	65,731
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,276
				2,032,880
TOTAL INVESTMENTS IN SECURITIES(e)-97.93% (Cost $250,125,979)				250,018,296
OTHER ASSETS LESS LIABILITIES-2.07%				5,285,972
NET ASSETS-100.00%				$255,304,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
February 28, 2025
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.11%
Alabama-0.64%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$50	$ 51,558
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	70	72,482
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	79,461
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,487
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	79,462
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	410	434,501
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	78,329
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	70	73,107
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2036	60	60,207
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	95	95,274
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	155,269
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	266,758
				1,472,895
Alaska-0.08%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	130	131,275
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,979
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	40	42,104
				194,358
Arizona-1.62%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	120	127,300
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2027	10	10,301
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	115	121,189
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	104,573
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	60	63,132
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	145	147,026
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	25	25,818
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	45	46,421
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	70	70,539
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2038	240	241,252
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	135	139,599
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	115	118,534
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	305	314,091
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	80	84,287
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	40	41,164
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	5	5,150
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	20	21,076
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	219,218
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	41,186
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	20	21,035
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	10	10,484
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,202
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	345	357,855
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	20	20,069
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	330	344,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	$75	$ 77,987
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	20	20,786
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	15	15,581
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,554
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	93,241
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	144,663
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	4.00%	01/01/2038	275	277,258
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	45	46,393
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	55	57,391
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	130,433
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	149,060
				3,729,192
California-18.27%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2039	130	134,892
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,211,962
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	207,085
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	100	100,128
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	105	110,684
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,801
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	105	110,574
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	140	143,285
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	50	51,148
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	145	148,212
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	185	188,893
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2033	65	66,272
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	75	76,329
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	290	293,971
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2037	15	15,146
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	35	35,223
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(c)	5.00%	02/01/2027	5	5,245
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	35	36,234
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	75	79,581
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	30	31,574
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	425	446,568
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	20	21,110
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	20	20,973
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	75	76,730
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	45	47,249
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	165,532
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	185	188,853
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	254,213
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	75	77,505
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	800	848,866
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	84,196
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	10	10,525
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	305	322,549
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	636,299
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	15	15,776
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	85	89,814
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	10	10,555
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	125	127,884
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	75	78,527
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	70	71,498
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	204,039
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	465	486,271
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2035	340	346,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	$25	$ 26,249
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	70	73,172
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	50	50,886
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,990
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	160	162,258
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	15	15,228
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	50	52,463
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	510	538,385
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	70	74,276
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	425	445,532
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	185	195,969
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	225	238,744
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	374,559
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	5	5,158
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	79,581
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	5	5,296
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	264,374
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	505	522,433
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	315	333,677
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,000	1,062,877
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	115	120,556
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	135	139,522
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	140	146,070
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	70	74,025
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	5	5,167
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	40	42,226
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	10	10,557
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	195	201,513
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	20	21,422
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	55	58,656
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	5	5,356
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	95	101,573
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	224,489
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	111,663
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	15	16,067
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	254,018
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	192,325
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	60,791
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	624,605
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	790	843,721
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	10	10,692
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	40	42,537
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	220	233,400
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	35	37,027
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	85	89,750
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	20	21,064
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	10	10,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	$55	$ 57,744
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	5	5,239
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	130	130,057
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	50	52,806
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	75	79,097
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	165	173,661
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	5	5,241
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	276,807
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	500	486,822
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	204,940
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	45	47,525
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	120	126,523
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	225	236,810
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	185	194,258
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	100	104,830
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	25	25,617
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	50	52,721
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	5	5,259
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	70	73,598
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	47,318
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	55	57,744
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	55	58,687
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,641
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	200	200,857
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	152,375
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(c)	5.00%	01/01/2043	110	114,589
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	46,274
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	25	25,499
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	35	37,102
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	500	526,326
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	15	15,846
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	41,500
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	15,940
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	358,558
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	25	26,547
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,282
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2027	5	5,318
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	10	10,558
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	45	47,387
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	70	73,639
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	445	467,017
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	160	167,742
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	83,794
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	75	78,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	$65	$ 67,868
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	75	78,214
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	57,301
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	191,216
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	275,551
Cerritos Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	55,191
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	4.50%	08/01/2027	10	10,486
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	35	37,108
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	35	37,108
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	15,903
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	30	31,807
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	100	100,219
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(c)	4.00%	06/01/2049	145	144,269
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	68,248
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	45	47,184
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	62,878
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	125	124,254
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	40	42,202
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	47,398
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	30	31,542
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	157,475
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	75	78,620
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,236
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,162
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	200	205,840
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	109,715
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	19,960
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	184,615
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	87,424
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	73,660
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	14,939
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(a)(b)	5.25%	08/01/2027	30	32,011
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	104,428
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	65,940
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2042	25	25,061
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	99,799
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,194
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	150	150,361
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	153,719
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	50	50,164
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	55,089
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	70	73,953
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	105,107
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	10	10,502
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	65	68,179
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	70	73,924
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	514,732
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	355,026
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	202,096
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	35	35,814
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	303,602
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	152,506
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	85	87,804
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	77,344
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	15	15,456
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	391,197
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,694
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	10	10,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	$5	$ 5,121
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	193,588
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	125	130,803
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	85	86,778
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, RB	5.00%	07/01/2027	10	10,464
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	136,095
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	5	5,232
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	35	36,625
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	30	31,706
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	10	10,475
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	240	250,521
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	500	518,110
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	185,316
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	30	31,831
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	95	100,404
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	15	15,836
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	20	21,088
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	10	10,530
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	35	36,754
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	31,427
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	90	93,946
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	20	20,836
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	125	130,033
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	93,260
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,305
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	300	316,873
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	60	62,814
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	140	148,704
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	20	21,243
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	230	237,225
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	215	227,571
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	205	216,986
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	215	227,571
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	20	21,169
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	15	15,877
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	5	5,292
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	58,216
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	60	63,508
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	44,628
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	55	58,758
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	15	15,912
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	75	79,561
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2027	170	176,573
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2027	110	113,364
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	15	15,740
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	10	10,482
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2027	50	51,535
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	155,474
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2040	105	105,393
Riverside (County of), CA Redevelopment Successor Agency, Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2039	25	25,162
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	42,223
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	15,922
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	85	90,043
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	85	89,834
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	155	163,620
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	75	79,068
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	10	10,517
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	$45	$ 47,211
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	209,564
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	250	250,435
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	76,089
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	50,013
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	70	74,454
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	5	5,318
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	5	5,318
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	40	42,545
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	100	107,029
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	20	21,406
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2042	5	5,000
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,304
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	80	83,090
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	46,309
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	25	25,835
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	207,083
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(a)(b)	6.00%	08/01/2027	10	10,820
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2027	60	64,353
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2037	10	10,124
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	340	338,817
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	5	5,298
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	42,179
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	513,740
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	25	26,362
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	46,762
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	30	32,088
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	200	212,566
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	42,456
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2032	110	116,308
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	10	10,675
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	154,608
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	40	41,133
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	35	35,659
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	1,000	1,018,195
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	506,710
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	92,644
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	20	20,584
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	195	199,516
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	83,987
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	205	214,939
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	5	5,276
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	100,834
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	50	50,115
Santa Barbara Unified School District, Series 2017 A, GO Bonds	4.00%	08/01/2041	100	100,942
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	315	332,850
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	10	10,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara (County of), CA (Election of 2008), Series 2022 D, GO Bonds	5.00%	08/01/2027	$20	$ 21,258
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	527,275
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,960
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(a)(b)	5.25%	08/15/2027	70	74,370
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	154,820
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	20	20,928
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	65,052
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB	5.00%	01/01/2027	40	41,922
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	133,120
University of California, Series 2017 AV, RB	5.00%	05/15/2036	100	104,364
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	440,598
University of California, Series 2017 AV, RB	5.25%	05/15/2042	600	625,867
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	35	36,908
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	55	57,862
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	140	147,202
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	89,223
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	10	10,487
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	100	101,992
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	40	40,752
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	40	40,692
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	31,309
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,629
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	35	36,163
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,545
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	20	21,090
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	131,815
University of California, Series 2024 BX, RB	5.00%	05/15/2027	20	21,090
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	45	47,295
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	125	131,156
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	20	20,965
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	5	5,236
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,462
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	5	5,226
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,648
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	380	393,782
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	130	128,776
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	359,559
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	102,425
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	10	10,498
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	116,094
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,486
				41,939,579
Colorado-1.12%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	223,378
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	62,437
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	91,346
Board of Governors of Colorado State University System, Series 2017 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2040	120	120,536
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	101,804
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	80	83,189
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	220	227,667
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	20	21,235
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	70	74,324
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	235	249,517
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	70	71,978
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	$50	$ 51,145
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	25	26,005
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	110	111,447
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	120	127,330
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	175	184,092
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	10	10,611
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	103,814
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	73,239
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,137
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	105	111,276
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2027	40	41,584
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	35	36,280
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	80	85,097
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	68,512
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	108,065
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	30,695
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	45	47,349
				2,565,089
Connecticut-1.49%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	71,855
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	186,409
Connecticut (State of), Series 2016, Ref. RB	5.00%	09/01/2027	5	5,165
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	115	120,702
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,582
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	165	174,825
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	30	31,592
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	185	194,174
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	301,697
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	115	121,737
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	105	110,207
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	45	47,276
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	540	554,097
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	60	63,034
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	55	58,374
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	25	25,653
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	105	111,152
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	35	37,177
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	217,748
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	125	131,987
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	5	5,221
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	10	10,540
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	45	47,006
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	46,928
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	35	36,453
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	10	10,460
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	200	205,844
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	30	30,989
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	10	10,435
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2027	10	10,540
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	160	168,871
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	45	46,771
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	80	83,101
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	103,661
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	15	15,542
				3,412,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.08%
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	$100	$ 104,604
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	5	5,217
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	9,996
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,461
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	42,171
				177,449
District of Columbia-2.33%
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	65	67,585
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	35	36,759
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	150	157,351
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	545	569,543
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	130	135,640
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	156,275
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2036	10	10,144
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	580	602,156
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	80	84,230
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	165	173,291
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	75	78,675
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	35	36,638
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	45	47,026
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	40	40,856
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	65	66,309
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	77,738
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	80	84,894
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	83,814
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	90	95,429
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	20	20,953
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	50	53,016
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	65	68,963
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	50	52,283
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	5	5,320
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	10	10,640
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	300,007
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	10	10,473
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	30	31,047
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	490,856
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	30	31,802
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	21,022
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	35	36,748
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	30	31,301
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	25	26,259
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	115,211
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	540	564,755
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	5	5,217
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	624,475
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	10	10,394
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	179,704
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	25	26,361
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	25	26,361
				5,347,521
Florida-3.46%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	185	193,226
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	65	67,939
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	5	5,259
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2027	45	47,359
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,294
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	550,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	$15	$ 15,547
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	170,734
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	30	31,566
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(c)	5.00%	07/01/2027	10	10,494
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	291,948
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	103,091
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	41,271
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	46,376
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	125	131,814
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	30	31,586
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	265	279,012
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	203,105
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2027	105	108,270
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	50	52,882
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	145	152,972
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	75	75,590
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	110,344
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	83,886
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	65	66,598
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2027	15	15,832
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	75	78,942
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	55	57,820
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	70	73,433
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	175	183,278
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	73,244
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	10	10,435
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	10	10,471
JEA Electric System, Series 2017 A, Ref. RB	4.00%	10/01/2039	225	226,621
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	5	5,272
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	432,036
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	120	126,391
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	41,953
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2036	5	5,039
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	100	105,594
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,585
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	153,335
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	75	75,837
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	10	10,059
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	55,208
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	140,388
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	34,755
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	100	100,938
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	47,657
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	5	5,253
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	75	75,779
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	120	121,340
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	150	151,407
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2037	60	60,456
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2038	100	100,544
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	52,734
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	319,134
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	110,441
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	25	26,508
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	416,415
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	25,616
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	155,974
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	206,619
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	50,683
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	$5	$ 5,240
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	135,930
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	80	83,267
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	25	25,309
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	100	103,175
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	251,561
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	30	30,635
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	309,209
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	30	31,710
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	111,803
				7,933,308
Georgia-1.88%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	50	52,215
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	65	70,181
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	40	42,390
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	105	111,275
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	150	158,964
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	100	105,976
Atlanta (City of), GA, Series 2017 A, Ref. RB	4.00%	11/01/2036	15	15,087
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	55	58,330
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	55	58,287
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	35	37,092
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,585
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	105	111,275
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	85	90,079
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	60	63,585
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	110	116,097
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	55	58,287
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	25	26,494
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	31,552
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	65	68,657
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	202,599
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	155	157,925
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	406,122
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	563,571
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	50	52,181
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	130,274
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	40	41,826
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	10	10,408
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	60	63,155
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	140	147,729
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	50	52,760
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	270	285,352
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	21,104
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,647
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	140	147,246
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,478
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	440	465,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2027	$65	$ 66,977
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	105	111,091
				4,315,977
Hawaii-0.96%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	240,840
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	62,176
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	90	93,178
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,353
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	80	84,012
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	62,813
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	194,493
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	62,607
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	35	36,484
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,188
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	52,965
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	432,467
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	190	200,217
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	20	21,111
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	80	83,477
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	60	63,729
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	60	63,510
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	219,927
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	165	172,800
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	20	20,945
				2,193,292
Idaho-0.11%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	90	94,815
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	125	131,637
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	30	30,968
				257,420
Illinois-7.07%
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	5	5,261
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2030	500	525,120
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	627,727
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2034	430	449,327
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	156,206
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2036	10	10,402
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds(a)	5.00%	01/01/2027	125	128,038
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,268
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2033	75	77,297
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	125	128,732
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	40	41,159
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	415	426,672
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2037	45	46,227
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	350	359,230
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	95	97,443
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	250,228
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2030	20	20,813
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2031	25	25,950
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2032	25	25,917
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2033	15	15,525
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2034	20	20,685
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2035	50	51,669
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2036	40	41,301
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2037	275	283,704
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	135	137,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	$320	$ 324,005
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(c)	4.25%	01/01/2042	10	9,997
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(c)	4.25%	01/01/2047	165	162,145
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	103,974
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	484,959
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	211,261
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	12/01/2027	100	104,075
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	90	93,217
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	67,365
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,601
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	104,971
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	95	96,219
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	5	5,197
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	75	79,021
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	120	125,965
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	25	25,105
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,649
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	153,941
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	105	109,026
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	40	41,426
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2030	260	264,014
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2031	275	278,657
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2032	100	101,003
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,352
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	500	521,959
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	20	20,808
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,180	1,236,836
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	550	578,275
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	40	42,588
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	130	136,504
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	20	21,028
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	561,105
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	125	131,254
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	75	77,992
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	45	47,375
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	50	51,995
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	80	83,192
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	85	88,888
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	30	31,285
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	15	15,575
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,022,448
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	150,459
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	170	175,968
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	550,570
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2033	55	56,831
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	3.75%	02/15/2034	200	200,306
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	154,511
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	145,932
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	15	15,606
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	25	26,010
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	45	46,800
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	88,358
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2030	35	36,366
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	98,678
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	30	31,069
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2032	25	25,863
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2033	125	129,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2034	$285	$ 294,169
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2036	75	77,280
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	50	52,082
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	20	20,833
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	85	87,033
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	88,540
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	35	36,458
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	5	5,256
Illinois (State of) Finance Authority (Presence Health Network), Series 2016 C, Ref. RB	5.00%	02/15/2031	5	5,183
Illinois (State of) Finance Authority (Presence Health Network), Series 2016 C, Ref. RB	5.00%	02/15/2034	5	5,160
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	100,370
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	601,641
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,349
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	40	41,999
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	105	110,165
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	55	57,280
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	200	208,292
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	140	145,805
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	220	230,358
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	200,524
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	90	93,209
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	20	20,713
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	50	52,343
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	30	30,556
				16,225,294
Indiana-0.38%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	171,499
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	25	26,457
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	135	141,818
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,738
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	20	20,939
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,216
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	121,503
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	82,455
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	30	31,364
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	135	141,138
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	41,337
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	60	63,288
				872,752
Iowa-0.21%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	71,964
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	250	264,034
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	30	31,541
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	110,380
				477,919
Kansas-0.28%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	15	15,825
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	75	79,126
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	20	21,100
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	40	40,760
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	75	78,343
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	10	10,422
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	50	52,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(a)(b)	5.00%	09/01/2027	$80	$ 84,402
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	250	253,004
				635,869
Kentucky-0.53%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	320	318,521
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	153,003
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,339
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	5	5,033
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	135	135,317
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	50	50,117
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	265	274,077
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,497
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	30,934
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	85	89,967
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	70	71,847
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2017 B, Ref. RB	5.00%	07/01/2027	45	47,391
				1,212,043
Louisiana-0.89%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	51,125
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,156
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	103,115
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	130	136,510
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	65	65,646
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	50	50,420
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,225
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	170	179,690
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	50	52,850
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	78,101
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	124,926
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	70	72,572
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	41,246
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	151,775
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	55	56,284
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	5	5,043
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	245	246,001
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	345	351,188
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	85	86,004
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	153,462
				2,037,339
Maryland-2.21%
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	500	507,837
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	25	26,160
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	100	105,686
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	$65	$ 68,696
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	55	57,681
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	75	79,264
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	160	167,111
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	25	26,305
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,246
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	109,532
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	165	173,044
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	10	10,569
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	620	655,252
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	15	15,853
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2027	30	31,463
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	50	52,393
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	25	25,789
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	132,280
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	40	42,118
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	25	26,273
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	90	95,406
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	40,563
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	40	42,402
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	153,709
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	30	31,911
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	25	26,592
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	72,518
Maryland (State of) Health & Higher Educational Facilities Authority (Goucher College), Series 2017 A, Ref. RB	5.00%	07/01/2044	135	133,730
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	115	117,144
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	717,842
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	15,077
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	80	84,268
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2027	5	5,267
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	65	69,057
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	5	5,303
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	45	47,808
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	265	273,533
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	75	79,264
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	45	47,513
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	640	675,747
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	10	10,056
				5,068,262
Massachusetts-3.08%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	65	68,295
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	25	26,398
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2027	850	850,270
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	41,270
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	51,459
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	316,772
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	198,308
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	578,193
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,192
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	154,490
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	204,126
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	514,303
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	60	63,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	$5	$ 5,280
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	230	237,868
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	65	69,004
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	50	52,795
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	73,923
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,202
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	42,539
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	208,079
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	30,973
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,239
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	216,461
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	5	5,299
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	75	78,260
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	157,813
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	45	47,688
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	5	5,317
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	5	5,299
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,924
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	62,303
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	175	180,207
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	528,652
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	824,756
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	205	203,718
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	100	103,003
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	5	5,271
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	477,687
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	130	130,610
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	42,499
Massachusetts (Commonwealth of) Development Finance Agency (Sterling and Francine Clark Art Institute), Series 2016, Ref. RB	4.00%	07/01/2041	10	10,007
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	30	31,304
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	10	10,437
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(c)	5.25%	08/01/2027	30	31,931
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,006
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	5	5,268
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	10	10,527
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	20	21,195
				7,076,932
Michigan-1.11%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	97,659
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	30	31,510
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	20	21,039
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	42,079
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	168,702
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	184,872
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	20	20,956
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	30	30,420
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	90	95,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	$20	$ 21,276
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	245	255,952
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	10	10,575
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	45	47,051
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	290	303,156
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	195	202,520
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	50	52,099
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	35	36,972
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	250	260,609
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	155	155,705
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	5	5,152
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	20	21,127
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	125	131,094
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	35	36,720
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	115	120,723
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	90	94,170
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	100	101,908
				2,549,788
Minnesota-1.06%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	95,659
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	180	187,332
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	25	25,914
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	15	15,541
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	20,704
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	51,722
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	20	20,815
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	74,204
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	20	21,147
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	20	21,128
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	675,150
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	53,003
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	55	58,101
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	311,631
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	316,913
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	25	26,456
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	40	42,330
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	40	42,255
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	75	78,381
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	60	63,383
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,282
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,164
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	157,121
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	45	47,515
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,547
				2,442,398
Mississippi-0.74%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	132,411
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	169,281
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,931
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,931
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	75	79,351
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	80	84,346
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,064,025
				1,709,276
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.39%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	$55	$ 57,782
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	80	83,794
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	205,964
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,459
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	60	63,434
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	10	10,224
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	209,147
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	5	5,220
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	102,281
Springfield (City of), MO, Series 2015, Ref. RB	3.25%	08/01/2027	20	20,007
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	80	84,904
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2038	25	25,802
				889,018
Montana-0.00%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	5	5,093
Nebraska-0.25%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	70,919
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGM)(c)	5.00%	12/15/2030	50	52,619
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	78,985
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,526
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	200	209,070
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	140	145,919
				583,038
Nevada-0.97%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	100,993
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	60	62,230
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,035,228
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	50	50,895
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	20	20,286
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,305
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	70	73,686
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	90	93,656
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	50,414
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,770
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	63,079
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	15	15,675
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	193,164
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	20	21,024
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	393,678
				2,216,083
New Hampshire-0.02%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	55	55,852
New Jersey-2.98%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	103,104
New Jersey (State of), Series 2016, GO Bonds(a)(b)	5.00%	06/01/2027	5	5,249
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	10	10,093
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	795	835,790
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	228,904
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	259,501
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(c)	5.50%	09/01/2027	15	15,997
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	325	335,295
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	105,716
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	101,742
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	25	26,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	4.00%	06/15/2027	$20	$ 20,635
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	230	242,366
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	203,614
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	5	5,233
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	152,675
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	78,767
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	30	31,465
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	120,102
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	15	15,235
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	57,911
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,294
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	525,111
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	25	26,220
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,444
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,851
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,416
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	4.00%	07/01/2038	100	101,023
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	25,016
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,141
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	217,208
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	33,337
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	187,634
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	45	47,318
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	83,809
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	15	15,152
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	102,471
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	375	384,952
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	145	153,772
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	170	180,285
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	35	36,742
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	210	220,452
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(c)	5.25%	01/01/2027	45	47,197
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	30	31,260
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	70	72,764
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	140	145,321
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	15	15,543
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	515	533,060
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	135	139,553
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2035	10	10,318
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	95	98,104
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	175	182,351
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	50	52,100
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	140	140,771
				6,852,393
New Mexico-0.47%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	45	47,091
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	120	126,258
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	$20	$ 20,112
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	220	220,722
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	5	5,005
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	40	42,125
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	500	526,560
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	84,250
				1,072,123
New York-18.05%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	46,235
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	30	32,016
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	163,406
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	232,663
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	101,556
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,749
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	25	26,081
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	210	218,633
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	45	46,769
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	124,336
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	115	119,045
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	200	202,807
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	30	30,994
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	890	917,578
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	475	488,105
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	511,976
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	185	191,183
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	256,813
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	10	10,600
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	5	5,300
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	4.00%	11/15/2035	20	20,213
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	351,850
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	50	51,281
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	101,946
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.00%	11/15/2051	50	50,791
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	145	151,204
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	216,649
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	150	156,596
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	115	119,820
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	268,038
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	25	26,555
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	25	25,453
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	115	116,864
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	155	162,214
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	125	131,686
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	10	10,147
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	95	99,177
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	80	84,546
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	35	34,787
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	45	44,726
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	15,943
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	50	53,447
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,849
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	20	20,946
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	15	15,824
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	15	15,796
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	$120	$ 125,999
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	170	178,267
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	20	20,906
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	308,580
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	103,450
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	55	58,368
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	75	80,024
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	140	148,151
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	192,263
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	180	189,342
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	5	5,289
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	20	21,118
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	36,090
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	10	10,559
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	75	78,826
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	173,221
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	30	31,424
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	10	10,465
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	285,092
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	137,689
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	126,817
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	402,655
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	370	386,692
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	35	36,466
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,118
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	260,386
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	30	31,677
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	500	527,948
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	316,769
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	50	52,795
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	471,631
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	50	52,887
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	105	110,869
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2027	5	5,279
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2027	500	524,034
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	15	15,893
New York (City of), NY, Subseries 2023 F-1, GO Bonds	5.00%	08/01/2027	55	58,074
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	430,265
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	30	31,348
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	20	21,008
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	70	72,782
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	115	119,439
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	115	115,667
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	4.00%	06/15/2037	45	45,466
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	135	141,735
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	5	5,232
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	195	202,527
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2030	15	15,731
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	5	5,238
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	35	36,947
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	151,512
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,039,622
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	450	467,709
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	270	285,313
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	305	322,298
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	15	15,898
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	5	5,229
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	5	5,223
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	$25	$ 26,086
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	120	124,873
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	155,540
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	258,795
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	258,152
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	15	15,477
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,045,888
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	160	167,903
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	290	303,611
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	365	381,280
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	86,384
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	15	15,167
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	35	35,938
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	36,685
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	140	146,358
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	65	67,808
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	165	171,749
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	25	25,423
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	80	83,182
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	44,015
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	275	281,476
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	240	250,481
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	110	114,208
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	363,732
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	150	154,163
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	55	57,448
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	5	5,213
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	40	42,338
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	30	31,623
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	194,488
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	125,552
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	55	57,329
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	35	37,092
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	45	46,758
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	625	648,783
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	5	5,185
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	15	15,543
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	100	103,422
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	25	25,830
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	70	73,141
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	40	41,679
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,732
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	145	145,766
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	25	26,461
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2027	105	111,113
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	45	47,631
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	10	10,549
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	430	455,696
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	295	312,629
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	75	79,482
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	415	439,800
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	30	31,472
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	40	42,390
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	40	42,390
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	5	5,299
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	275	291,434
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	25	26,205
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	35	36,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	$70	$ 72,477
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	20	21,169
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, RB	5.00%	11/01/2027	85	90,079
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,835
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2027	5	5,294
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	2.80%	07/01/2027	325	325,038
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2027	35	36,058
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	85	89,301
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2027	85	89,301
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	45	47,277
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	30	31,964
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	25	26,058
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	25	26,029
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	20	20,768
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	50	51,834
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	10	10,343
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	90	92,913
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,048
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	125	128,413
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	717,369
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	185	193,725
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	145	151,838
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	20	21,100
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	36,875
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	60	63,018
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	50	52,492
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	370	384,373
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	50	52,372
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	35	36,625
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	70	72,208
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	07/01/2037	210	212,144
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	230	237,036
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2027	60	62,830
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	80	84,699
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	10	10,587
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	65	68,407
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	55	57,776
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	110	115,260
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	40	41,855
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	15	15,677
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	90	93,956
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	195	202,637
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	155,159
New York (State of) Dormitory Authority, Series 2017, Ref. RB(a)	5.00%	02/15/2027	60	62,830
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	25	26,063
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	20	20,816
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	110	111,762
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	150	151,969
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2036	10	10,112
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	55	56,840
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,606
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,032,649
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2027	10	10,492
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2027	70	73,542
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	227,692
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	21,092
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	261,666
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	$220	$ 229,773
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2027	195	204,590
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(c)	5.00%	10/01/2027	65	68,954
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2027	70	74,258
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	165	175,037
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2027	5	5,246
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(c)	5.00%	10/01/2027	10	10,608
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	30	31,469
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	65	68,289
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	5	5,190
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	299,630
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	350	342,748
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	42,208
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	88,235
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	200	203,622
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,995
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	70	72,581
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	616,085
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	40	42,199
New York (State of) Dormitory Authority (St. John’s University), Series 2017, Ref. RB	5.00%	07/01/2027	25	26,195
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	5.00%	11/15/2027	10	10,668
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	57,511
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	255	266,644
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	272,364
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,042,415
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	55	56,914
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2027	25	25,694
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	36,929
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,767
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	225	236,035
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	15	15,719
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	25	26,171
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	120	125,503
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	90	94,046
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	80	82,785
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	30	31,653
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	15	15,827
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	60	63,307
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	15	15,827
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	208,021
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	200	207,611
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	430	445,644
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	10	10,357
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	$15	$ 15,520
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	15	15,483
New York State Urban Development Corp., Series 2017 C, Ref. RB(a)	5.00%	03/15/2027	20	21,012
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	35	36,677
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	5	5,234
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	35	36,537
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	93,664
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	25	25,988
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	155,353
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	25,797
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	280	291,932
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	40	41,673
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	186,043
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	80	84,048
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	80	84,048
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	5	5,244
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2027	90	95,616
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	105	109,053
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	90	95,839
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	20	21,021
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	465	476,824
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	57,707
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	205	214,601
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	220	229,945
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	620,966
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	185	192,906
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	190	197,872
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	55	57,225
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	500	519,795
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	175	181,733
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	181,467
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	10	10,649
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	5	5,324
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	125	132,329
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	300	311,296
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	55	58,568
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	445	468,477
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,324
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	25	26,602
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	5	5,169
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	15	15,444
				41,451,624
North Carolina-0.95%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	527,605
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	72,822
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	45	47,145
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,712
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	5	5,295
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	82,344
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	230	241,583
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	554,833
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	89,609
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	15	15,813
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	15	15,813
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	73,525
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	160	168,057
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	45	47,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	$25	$ 26,205
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,327
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	35,913
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	30	31,394
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	84,115
				2,180,376
North Dakota-0.22%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	500,341
Ohio-2.39%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	100	105,039
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	20	20,831
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,916
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	100	101,236
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	85	88,944
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	20	20,564
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	5	5,116
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	132,428
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,846
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	95,162
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	125,922
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	15	15,740
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	55	57,714
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	65	68,753
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	40	42,113
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	501,105
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	125	126,889
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	50	50,082
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	213,952
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	138,736
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	40	42,460
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	440	431,081
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	70	74,190
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	116,254
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	125	131,403
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	135	141,769
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	47,042
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,420
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,360
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	220	234,017
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	10	10,453
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	150	156,329
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	10	10,422
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	155	164,876
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2018, Ref. RB	5.00%	12/01/2029	20	21,115
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	512,251
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	55	57,737
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2027	80	83,604
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	42,106
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	90	95,733
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	368,428
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	90	94,674
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	20	21,053
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	35	37,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	$240	$ 246,640
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	50	53,048
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	284,643
Upper Arlington City School District, Series 2018 A, GO Bonds(a)(b)	5.00%	12/01/2027	15	15,968
				5,482,393
Oklahoma-0.50%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	25	25,668
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	75	76,746
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	25	25,599
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	110	114,180
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	42,060
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	100	104,376
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,359
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	35	36,483
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	75	76,465
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	45	46,827
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	365	367,907
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	5	5,145
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	52,119
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	55	56,575
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	5	5,168
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	100,133
				1,155,810
Oregon-0.99%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,110
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	20	20,865
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	150,753
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	31,517
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	80	83,479
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	50	52,118
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	70	72,903
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	40	41,605
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	62,354
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	25	25,975
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	40	41,489
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	25	26,292
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	73,662
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	52,570
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	110,255
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	72,934
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	85	89,588
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	75	79,014
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	30	31,537
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	40	41,994
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,994
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	30	31,483
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	85	89,182
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	$65	$ 67,897
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	145	151,344
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	10	10,590
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	25	26,475
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	102,061
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	101,522
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	5	5,270
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	40	41,794
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	80	83,497
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	73,667
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	25	26,059
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	170	176,973
				2,268,277
Pennsylvania-5.00%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2027	20	20,724
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	195	205,619
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	65	68,359
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	40	42,178
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	60	63,325
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	35	36,940
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,579
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	110	114,807
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	26,518
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	95	97,883
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	71,344
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	80	83,569
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	160	166,934
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,426
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	85	88,511
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,545
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	279,699
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	130	134,589
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	120	124,010
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	95,061
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	135	134,163
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	30	31,218
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	90	90,899
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	55	57,488
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2027	15	15,317
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	80	82,795
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,782
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	260	271,064
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	5	5,232
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	50	52,475
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	225	236,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2027	$95	$ 100,391
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	135	139,717
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	95	99,130
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	175	184,444
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	70	74,096
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2027	10	10,558
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	90	90,694
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	60,444
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	140,342
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	450	433,943
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	45	46,947
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	85	86,224
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	115	116,144
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	30	29,780
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	102,467
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	191,842
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	270	270,904
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	65	68,383
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	15	15,748
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	45	47,188
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	30	31,427
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	20	20,945
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	88,871
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	35	36,081
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	91,227
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	55	59,229
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,521
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,392
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	46,178
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	204,387
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	45	47,793
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	220	227,154
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	170,119
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	500	512,017
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	5	5,228
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	175	175,928
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	170	178,847
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	30	31,394
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	310	313,825
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2037	25	25,197
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	255	269,305
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2037	215	217,089
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	75,586
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	700,775
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	55	57,561
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	4.00%	06/01/2038	40	40,283
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	160	161,585
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	220,190
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	95	97,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	$320	$ 327,067
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	51,260
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	5	5,247
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2032	165	173,308
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	160	167,787
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	85	89,002
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	104,309
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	08/01/2035	155	161,742
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	105,740
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	131,483
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	30	30,885
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGM)(c)	5.00%	08/01/2030	10	10,503
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	20	20,831
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	75	75,467
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	225	226,189
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	30,120
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	35	36,819
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	102,164
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,677
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(c)	5.00%	06/01/2027	5	5,232
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	30	30,831
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	10	10,407
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2031	50	52,341
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	4.00%	08/15/2034	50	50,718
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	115	119,751
				11,476,526
Rhode Island-0.17%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	102,703
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	130	137,088
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	155	157,068
				396,859
South Carolina-0.31%
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	320	339,771
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	15	15,703
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	65	66,661
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	50	51,194
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	55	56,227
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	65	67,788
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,044
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	10	10,478
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,221
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2035	25	26,164
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	30	31,771
				723,022
South Dakota-0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	28,694
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	240	246,451
				275,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.78%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	3.00%	09/01/2027	$10	$ 9,999
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	161,332
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	50	50,580
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	92,740
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	471,886
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2042	500	513,642
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	35	36,034
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	20	20,426
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	50,807
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	100	105,382
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	35	36,823
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	125	132,536
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	115	117,376
				1,799,563
Texas-7.12%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	35	36,952
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	155	161,831
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	179,595
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	75	79,583
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	55	57,917
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	65	66,798
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	5	5,267
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	102,479
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	76,164
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	105,651
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	270	279,409
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	50	52,826
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	75	79,239
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	65	68,673
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	225	228,756
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	20	20,901
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	200	204,274
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,226
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	75	78,393
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	20	21,179
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	20	21,179
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	20	21,179
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,153
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	153,727
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	510	532,576
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	10	10,612
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	5	5,232
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	523,016
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	221,458
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	25	26,413
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	108,819
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	45	46,966
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	$80	$ 84,036
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	131,131
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	30	31,779
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	264,129
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	55	58,055
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	65	68,610
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	181,341
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	125	132,212
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	70	73,035
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	50	50,560
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	4.00%	11/15/2035	25	25,149
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	64,571
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	117,494
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	67,436
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	95	99,227
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	119,577
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	20	20,261
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	52,975
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,029,219
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	60	63,062
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	40	41,780
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	5	5,298
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	86,768
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	95	99,144
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	40	41,731
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	400	414,985
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	513,120
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	112,275
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	45	47,521
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	101,767
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,502
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	10	10,484
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	15	15,726
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(c)	5.00%	05/15/2027	10	10,490
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	115,283
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	5	5,234
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2034	50	50,275
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	325	326,130
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2036	80	80,107
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	99,783
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	$30	$ 30,509
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	75	78,614
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,125
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2027	20	20,365
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	100	101,433
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	110	114,116
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	151,900
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	160	165,746
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	5	5,175
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	5	5,169
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	115	118,710
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	10	10,313
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	70	72,582
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	20	20,422
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	182,889
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	450	454,299
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2035	125	125,992
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2036	50	50,306
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	165	171,841
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	70	72,902
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	25	26,131
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	5	5,268
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	55	58,074
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	314,144
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	142,440
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	255,702
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	156,278
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	55	58,048
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	20	20,883
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	315	322,945
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	308,551
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2027	40	40,938
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	105	110,158
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	135	141,371
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	83,621
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	185	193,731
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	110	116,004
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	35	36,854
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	15	15,795
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	5	5,256
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	10	10,512
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	68,193
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	10	10,433
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	120	127,084
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	165	174,783
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	225	235,823
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,906
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,213
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,304
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,458
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	100,087
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	196,804
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	842,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	$100	$ 105,041
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	15	15,247
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2037	75	75,767
Texas (State of) Water Development Board, Series 2017, RB	4.00%	04/15/2038	40	40,377
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	280	295,382
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	60	63,576
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	5	5,222
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	5	5,066
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	40	42,207
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	70	73,509
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	80	83,770
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	55	57,564
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	80	84,010
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	20	20,890
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	65	67,807
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	235	244,704
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	35	36,356
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	45	47,263
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2027	170	173,826
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	60	62,714
				16,349,224
Utah-0.36%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	80	83,567
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	120	126,708
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	95	99,028
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	30	31,663
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	10	10,512
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	50	52,772
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	158,316
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	52,083
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	205,057
				819,706
Virginia-1.81%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	65	68,099
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	20	20,994
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	60	63,187
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	101,029
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	45,876
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	100	102,662
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	15	15,706
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	20	20,765
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	373,240
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	20	20,643
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,153
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	51,006
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	115	118,592
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	210	219,508
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	260	271,772
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	20	20,906
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	205	208,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	$75	$ 78,396
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	115	119,883
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	40	41,677
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	195	203,829
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	70	73,169
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	50	52,771
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	63,182
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	90	92,217
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	47,494
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	500	527,708
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	60	63,113
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	115	121,730
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	5	5,284
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	100	105,467
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,410
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	152,004
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	136,259
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	529,672
				4,166,729
Washington-3.55%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	25	25,488
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	567,547
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	37,092
Energy Northwest (Bonneville Power Administration), Series 2016, Ref. RB	5.00%	07/01/2027	10	10,285
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	178,350
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	200	209,086
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	55	57,373
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	100,113
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	36,884
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	135	142,690
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	150	158,341
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	65	68,527
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	10	10,366
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	112,736
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	102,478
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	105	107,160
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	35	35,663
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,712
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	120	124,731
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	70	70,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	$20	$ 21,090
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	136,983
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	47,116
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	30	30,599
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	93,049
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	85	90,228
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	65	67,941
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	50	52,207
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	185	192,673
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	104,302
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	50	52,751
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	10	10,550
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	158,012
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,788
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	150	152,122
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	90	94,843
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	61,234
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	50	52,663
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	201,145
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	41,821
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	65	67,805
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	52,087
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	119,448
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	5	5,184
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,356
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	154,711
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	210	221,688
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	289,291
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	25	26,251
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	315	330,092
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	15	15,701
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	219,313
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	41,819
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	62,501
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	57,219
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	80	83,076
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	85	88,124
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,716
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	10	10,349
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	30	30,905
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	82,279
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	164,021
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,295
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	205	214,321
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	10	10,479
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	45	47,505
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	30	31,364
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	90	94,678
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	$40	$ 42,153
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	75	79,036
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	36,103
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	610	643,950
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	75	78,754
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	150	157,008
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	40	41,726
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	20	20,614
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	55	57,960
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	85	89,731
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	15	15,682
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	137,420
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	110	113,427
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	154,118
				8,158,006
West Virginia-0.07%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	75	78,996
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	35	36,796
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	35	35,484
				151,276
Wisconsin-1.04%
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	100,012
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	65	68,249
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	155	162,714
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	260	272,997
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	40	41,991
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	35	36,750
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	275	288,790
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	240	252,035
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	145	152,271
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	80	84,080
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	42,040
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	100	105,475
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	65	68,558
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	73,477
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2031	75	78,576
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	80	84,380
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	463,842
				2,376,237
TOTAL INVESTMENTS IN SECURITIES(d)-98.11% (Cost $225,412,808)				225,251,471
OTHER ASSETS LESS LIABILITIES-1.89%				4,338,737
NET ASSETS-100.00%				$229,590,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
February 28, 2025
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.50%
Alabama-0.39%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$ 107,990
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	50	51,689
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	46,092
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	306,365
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	102,090
				614,226
Alaska-0.10%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	145	155,538
Arizona-1.64%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2028	5	5,412
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	10,293
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	20	21,192
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	50,042
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	258,648
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	5	5,246
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,671
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	53,423
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	160,269
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	53,258
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	350	372,044
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	5	5,301
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	35	37,047
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	486,215
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	45	47,497
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	20,829
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	100	106,205
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	5	5,305
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	105,809
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	26,421
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	10	10,540
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	184,160
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	425	446,602
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	15	15,728
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	75	78,487
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	25	26,617
				2,613,261
Arkansas-0.04%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	20	21,198
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	31,736
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	15	15,007
				67,941
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-16.77%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	$5	$ 5,452
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	110	118,814
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	80	86,286
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	189,221
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	77,331
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(b)	5.00%	02/01/2028	15	15,997
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,003
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	10	10,009
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	110,593
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	5	5,266
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	105,831
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	150	162,033
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	545	586,641
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	300	323,053
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	150	162,283
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	65	69,968
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	270	290,143
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	270	288,896
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	500	534,992
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	85	91,819
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	278,724
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	620,176
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	213,857
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	64,109
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	305	329,975
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	10	10,819
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	170	183,638
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	100	107,856
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	60	64,813
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	160	173,368
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	230,047
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,135
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	250	270,471
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	530	567,152
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	30	32,407
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	25	26,964
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	165	177,679
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	5	5,384
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	260,390
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	10	10,000
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	103,711
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	35	38,323
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	35	38,323
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	65,697
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	45	49,272
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,669
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,671
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	10	10,726
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	130	139,437
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	32,365
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	25	26,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	$80	$ 85,865
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	25	26,790
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	122,610
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	211,756
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,598
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	450	470,070
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	145	150,306
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	152,252
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	248,253
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	115	119,955
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	25	24,612
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	20	21,347
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	200	215,572
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	10	10,779
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(c)	5.00%	10/01/2027	5	5,313
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	90	94,983
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	27,074
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2028	170	184,393
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	5	5,398
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	147,698
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	10	10,323
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	272,456
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	90	96,968
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	220	231,184
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	156,315
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	4.00%	06/01/2028	150	157,379
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	5.00%	06/01/2028	150	162,032
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	74,969
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,053
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	59,605
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,140
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	08/01/2028	25	27,063
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	25	24,950
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	61,996
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2044	95	98,910
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	149,244
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	75,588
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	70,189
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	55	59,389
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	5	5,399
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	35	36,735
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	302,171
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	40	43,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	$35	$ 35,665
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	26,389
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	35	36,715
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	95	99,530
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	35	36,361
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	176,175
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	65	68,307
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	265	277,193
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	432,336
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	31,620
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	110	115,526
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	20	20,959
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,454
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	10	10,424
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	30	31,169
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	265	270,704
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	102,698
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	10	10,649
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	5	5,325
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	5	5,325
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,152
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	15	16,137
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	40	42,933
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	26,776
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	25	27,085
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	15	16,280
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,195
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	305	328,625
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	63,914
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	50	53,121
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	58,274
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	725	762,382
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	15	16,036
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	565	609,954
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	40	43,414
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	5	5,430
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	30	32,578
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	157,357
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	15	14,938
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	70	75,742
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	135	146,073
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	150	162,303
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	45	48,691
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	81,152
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	15	16,230
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,106,097
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	37,310
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	85	90,302
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	15	15,897
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	26,372
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	10	10,537
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	15	15,785
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	15	15,765
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	20	20,966
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	295	308,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	$25	$ 27,051
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	5	5,445
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	85	92,871
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	175	177,389
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(b)	5.00%	08/01/2043	100	103,722
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	130	130,379
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	21,011
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	77,987
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	30	32,506
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(b)	5.00%	09/01/2047	25	25,879
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2028	45	49,109
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	210,455
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	192,281
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	154,835
Sacramento (City of), CA (Convention Center Complex), Series 2018, RB	5.00%	06/01/2043	65	67,261
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	135	146,769
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	45	48,923
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	55	59,795
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	15	16,308
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	35	38,244
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	55	60,098
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	20	21,809
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	135,887
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	25	26,203
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	300,902
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(b)	5.25%	07/01/2028	130	142,219
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGM)(b)	5.25%	07/01/2028	10	10,940
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	100	108,402
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	37,728
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	75,362
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	140	145,281
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2028	5	5,422
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	100	103,819
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	53,899
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	90,474
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	199,815
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	25,746
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	5	5,445
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(b)	4.00%	08/01/2043	55	55,004
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	79,840
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	156,805
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	193,252
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	20,036
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	95	102,524
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,011
Sierra Joint Community College District (Election of 2018), Series 2019, GO Bonds	4.00%	08/01/2049	20	20,006
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	103,913
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB	5.00%	01/01/2028	75	78,586
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	10	10,463
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	46,727
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	25	25,897
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	5	5,349
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	25	26,708
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	25	26,667
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	$185	$ 197,088
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	75	79,783
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	110	116,850
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	68,907
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	31,757
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	680	709,607
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	129,560
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,315	1,369,287
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	5	5,381
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	45	48,461
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	35	36,322
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	40	42,765
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	20	21,294
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	65	69,104
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	106,164
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	75	79,461
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	253,905
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	52,790
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	297,233
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	85	83,944
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	190	196,816
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,918
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	160	159,680
				26,706,106
Colorado-2.32%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	145	159,382
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,941
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	90	97,233
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	165	177,076
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	69,606
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	395	405,123
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	84,891
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	205	214,982
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	65	70,224
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	40	43,215
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	184,676
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	23,525
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,691
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	55	58,720
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,554
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	95	102,763
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	5	5,409
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	93,083
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	335	361,277
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	15	16,193
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	10	10,781
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	25	26,991
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	32,250
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	30	31,383
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	32,467
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	25	26,603
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	10	10,614
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	10	10,734
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	118,749
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	55	59,271
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	$55	$ 59,163
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	80,524
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	30	32,097
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2038	5	5,305
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	80	86,152
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	51,665
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	100	107,138
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	50	51,353
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	10	10,227
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	75	79,645
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	103,432
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	65	67,353
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	50	51,810
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	45	48,014
University of Colorado, Series 2017 A-2, Ref. RB(a)	4.00%	06/01/2038	85	91,347
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	170	171,581
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	5	5,400
				3,698,613
Connecticut-2.60%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	10	10,608
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	30	31,660
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,058
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	185	199,748
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	70	75,277
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	140	149,921
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	25	26,643
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	35	37,181
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	68,488
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	634,016
Connecticut (State of), Series 2018 C, GO Bonds	4.00%	06/15/2036	5	5,082
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	5	5,394
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	15	16,052
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	20	21,363
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,617
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	430	437,364
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	20	21,577
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	60	64,245
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	106,731
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	20	21,310
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	15	16,075
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	238,369
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	360	385,798
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	135	145,933
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	98,457
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	100	108,174
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	215	232,574
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	102,258
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,747
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	45	47,948
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	10	10,747
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	20	21,494
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	74,779
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	123,683
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	37,017
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	85	89,167
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	161,924
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	26,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	$15	$ 15,970
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	65	68,960
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	5	5,298
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2028	10	10,747
Connecticut (State of) Health & Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,349
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	15	15,224
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	103,816
				4,142,564
Delaware-0.45%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	42,654
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	5	5,341
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,664
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	450,088
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	100,158
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	107,604
				716,509
District of Columbia-1.25%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	300	315,216
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,299
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	10	10,377
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	50	53,496
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	30	32,021
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	58,566
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	90	97,405
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	15	16,222
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	26,736
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	367,709
District of Columbia, Series 2020, RB	5.00%	12/01/2028	105	113,401
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	30	32,029
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	45	48,818
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	5	5,373
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,748
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,102
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	82,790
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	205,270
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	5	5,404
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	128,294
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGM)(b)	6.50%	10/01/2044	50	54,796
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	142,127
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	80,638
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	65	69,886
				1,992,723
Florida-2.22%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	170	182,309
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	87,080
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2028	145	155,547
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	150	152,190
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2028	30	32,034
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	140	150,599
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	20	21,493
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	107,465
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	30	32,310
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	45	48,437
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	40	43,055
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	202,758
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	$35	$ 34,115
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	89,660
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	10	10,402
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	140	146,989
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	80,132
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	105,483
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGC)(b)	5.00%	10/01/2028	55	59,268
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	26,428
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	60	63,541
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	42,091
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	119,300
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2028	5	5,356
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	115	111,269
Orange (County of), FL School Board, Series 2017 C, COP	5.00%	08/01/2028	5	5,348
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	845,690
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	105	112,855
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	60	64,489
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(b)	5.00%	08/01/2043	60	62,486
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	15	15,907
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	20	18,878
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	36,646
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	153,530
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	104,238
				3,529,378
Georgia-1.90%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2028	35	38,706
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	31,725
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,601
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,425
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	75	78,329
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	832,185
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	55	59,219
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	59,029
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	26,798
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,718
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	195,607
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	53,835
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	20	20,868
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	167,158
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	75	80,753
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	35	37,685
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	40	40,859
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	220,819
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	421,886
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	204,199
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	250	256,352
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	65	69,878
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	53,652
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,033
				3,033,319
Hawaii-0.87%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,215
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	95,185
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	35	37,263
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	190,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	$70	$ 74,188
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	5	5,143
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	15	15,877
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,556
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,900
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	120	126,182
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,496
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	30,447
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	5	5,229
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	63,880
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	15	16,226
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	145	151,794
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	85	91,667
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	135	144,941
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	95	101,485
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	160	170,923
				1,378,514
Idaho-0.09%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	135	142,618
Illinois-3.43%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	65	68,357
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	31,780
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,282
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	55	59,024
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	149,578
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	75	77,546
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	15	15,555
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	870	913,112
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	25	27,276
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	20	21,122
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,820
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	78,983
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	90	94,589
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	150	157,395
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	100	104,520
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	91,925
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	102,360
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	58,627
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	15	15,850
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	15	15,989
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	55	58,435
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	170	180,344
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	126,799
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	545	580,945
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,853
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	35	36,991
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	25	26,488
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,298
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	85	90,280
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	15	15,893
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	15	15,833
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	400	416,154
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	4.25%	01/01/2028	245	256,278
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	5.00%	01/01/2028	50	53,318
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	25	25,783
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	$75	$ 79,489
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	14,897
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	50	53,853
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	60	63,100
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	5	5,335
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	107,653
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	172,968
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	261,044
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	270	279,562
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	50	53,093
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	150	159,279
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	55	58,402
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	5	5,279
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	55	58,064
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	10	10,557
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	15	15,744
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(b)	4.00%	04/01/2043	35	34,067
				5,457,768
Indiana-0.61%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	290	311,460
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	25	26,949
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	10	10,519
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	184,679
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,803
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	20	21,324
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	158,308
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	205	219,514
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	20	21,312
				969,868
Iowa-0.14%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	42,120
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	165	176,488
				218,608
Kansas-0.11%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	85	91,697
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	81,301
				172,998
Kentucky-0.77%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	125,999
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	210,213
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	425	445,818
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2034	180	190,663
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	25	26,970
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	89,184
Kentucky Bond Development Corp. (Centre College), Series 2018, RB	4.50%	06/01/2048	145	141,965
				1,230,812
Louisiana-0.14%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	10	10,653
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	53,870
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	123,151
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	5	5,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	$25	$ 24,539
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGM)(b)	5.00%	04/01/2048	5	5,060
				222,660
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,984
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,555
				81,539
Maryland-2.85%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	53,439
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,480
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	10	10,729
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	195	208,942
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	205,352
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,118
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	366,669
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,152
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	84,319
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	300	321,171
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	20	21,312
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	120	127,730
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2028	145	156,373
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	10	10,391
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	250	260,915
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	40	42,999
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	550,003
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	20	21,569
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	64,234
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	80	86,275
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2028	5	5,349
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	89,758
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	74,037
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	102,709
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	35	37,840
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	115	124,714
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	20	21,689
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	103,923
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	150	154,704
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	10	10,741
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2028	5	5,370
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	10	10,835
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	15	16,147
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	60	65,012
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	140,939
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	125,602
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	75	80,883
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	10,039
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	115	123,914
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	107,066
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	150	153,975
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	5	5,323
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	30	32,325
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	70,038
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	150,084
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	10	10,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	$10	$ 10,681
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	35	37,833
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	20	20,075
				4,546,484
Massachusetts-3.54%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	146,547
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	5	5,440
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	130	140,144
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	74,394
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	15,866
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	84,372
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	70	73,732
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	36,819
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	425	446,503
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	20	20,986
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	75	77,311
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	25	26,607
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	42,529
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	45	47,766
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	75	80,852
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	10	10,165
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	5	5,371
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	37,188
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	238,697
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	59,097
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	225,644
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	210	224,900
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	220	237,167
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	216,998
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	15	16,223
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	779,286
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	96,217
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	170	184,448
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,804
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	35	38,081
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	269,487
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	226,282
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	10	10,272
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2028	5	5,420
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	255,469
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	55	58,205
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	240	253,271
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	40	42,148
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	115	120,981
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	20	21,015
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2035	30	30,362
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	60	60,623
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	$90	$ 96,716
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	124,671
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	199,846
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	20,783
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	103,915
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,327
				5,635,947
Michigan-1.07%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	101,667
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	91,161
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	10	10,725
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	200	217,046
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	45	48,835
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	20	21,304
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	514,493
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	154,296
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(a)	4.00%	11/15/2032	100	101,803
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	31,423
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	105,690
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	300	310,090
				1,708,533
Minnesota-1.88%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	244,389
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	293,919
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	162,558
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	60	62,322
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	70	73,144
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	175	182,558
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	20	20,828
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	190	197,522
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	105,891
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	20	21,178
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	35	37,722
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	15	16,128
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	64,425
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	203,735
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	85,635
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	187,044
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	213,450
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	42,621
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,589
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	445,771
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	107,776
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	134,720
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	37,782
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,944
				2,994,651
Mississippi-0.39%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	36,956
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	88,895
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	$30	$ 31,940
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	15	15,944
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	58,371
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	150,638
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,011
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	150,727
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	80	85,219
				623,701
Missouri-0.40%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	35	37,822
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	88,127
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	30	31,922
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	105	112,372
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	230	245,649
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	18,905
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	10	10,720
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	56,995
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2028	35	37,971
				640,483
Montana-0.67%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	55	55,941
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	1,000	1,013,356
				1,069,297
Nebraska-0.33%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	248,721
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	25	26,840
Nebraska (State of) Public Power District, Series 2023 A, RB	5.00%	07/01/2028	215	228,797
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	25	26,611
				530,969
Nevada-1.39%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	45	48,273
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	130,989
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	63,649
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,154
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,560
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	100	105,414
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	30	32,356
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	30	32,298
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	60	64,354
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	100	107,025
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	305	325,807
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	30	31,954
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	20	20,351
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	25	25,408
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	5,047
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	107,340
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	257,831
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	5	5,367
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	135	144,908
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(b)	4.00%	06/15/2037	10	10,131
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(b)	4.00%	06/15/2038	75	75,810
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	370	383,301
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	50	53,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
North Las Vegas (City of), NV, Series 2018, Ref. GO Bonds, (INS - AGM)(b)	4.00%	06/01/2041	$25	$ 24,880
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	89,391
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(b)	4.13%	10/01/2048	45	43,777
				2,220,978
New Hampshire-0.09%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	37,658
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	108,587
				146,245
New Jersey-4.96%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	590	632,708
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	275	286,136
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(a)(c)	5.00%	12/15/2028	360	390,916
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,566
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,955
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	15	15,913
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(b)	4.13%	06/15/2039	20	20,165
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,081,155
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,096
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	105,131
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	500	533,797
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	10	10,742
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	275	294,411
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	45	48,170
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	120	129,608
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	26,805
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	72,055
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	570	609,349
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	533,295
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	85	90,428
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.25%	12/15/2038	250	252,195
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	4.00%	06/15/2036	100	101,311
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	135	146,695
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	25	27,166
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	5	5,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	30	32,214
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	21,406
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	105	106,376
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	240	240,672
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	232,673
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(a)(c)	5.00%	12/15/2028	30	32,599
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,758
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	10	10,801
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,116
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	5	5,353
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2028	20	21,411
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2028	75	80,401
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,936
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	21,196
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	135	142,887
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	70	73,974
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	247,987
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	71,450
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	84,276
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	$125	$ 127,144
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	88,417
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	190,761
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2031	100	105,842
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	26,419
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	15	15,829
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2033	5	5,122
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	30,622
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	55	55,943
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	141,732
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	20	20,962
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	116,738
				7,892,218
New Mexico-0.32%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	26,707
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	50	53,658
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	96,266
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	128,779
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	120	128,887
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	26,851
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	50	53,703
				514,851
New York-20.79%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	15	16,352
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	58,891
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	53,438
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	80,125
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	65	69,233
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,946
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	220,734
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	750	805,989
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,150
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2037	25	25,451
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	20	21,624
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	756,175
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	190,519
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	210,975
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	185	194,839
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	80	84,041
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	30	31,784
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	140	142,048
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2034	140	141,660
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	85	89,422
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	560	566,499
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	70	70,564
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	165,996
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	10	10,737
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	15	16,106
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	60	63,903
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	25	26,593
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	10	10,614
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	10	10,917
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	26,376
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	52,656
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	40	40,525
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	87,141
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	70	76,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	$35	$ 37,795
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	186,625
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	15	15,926
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	31,772
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	211,247
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	110,608
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	165	173,498
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,230
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	188,748
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	57,850
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	65	68,369
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	45	47,784
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	25	26,421
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	50	50,923
New York (City of), NY, Series 2018 D-1, GO Bonds	5.00%	12/01/2041	570	598,144
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	60	63,442
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	50	52,996
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2036	140	142,192
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	5	5,247
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,091
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	15	16,153
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	195	209,984
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	420	454,392
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	10	10,768
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	115	123,837
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	20	21,571
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	30	32,305
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	5	5,384
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	100	107,684
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	25	26,921
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	323,053
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	535	571,097
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	10	10,657
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	10	10,636
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	50	53,093
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	100	105,799
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	305	321,697
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	70	73,769
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,683
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	41,536
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	232,505
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	316,679
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	95	100,110
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	30	31,571
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	25	26,265
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	45	47,210
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	30	31,343
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	110	113,810
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	247,087
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	45	48,610
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	5	5,393
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2028	35	36,950
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2028	35	36,781
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,438
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	15,985
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	73,708
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	173,208
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	50	52,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2037	$320	$ 325,083
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	280	289,676
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	104,376
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	35	37,086
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	15	16,191
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	210	226,670
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	187,009
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	60	64,763
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	5	5,413
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	15	16,188
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	70	75,542
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB(a)(c)	3.00%	05/01/2025	5	5,001
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	10	10,558
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	31,721
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	596,699
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	100,207
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	10	10,545
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	90	94,720
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	31,523
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	35	37,380
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	5	5,303
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	21,180
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	171,613
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	212,355
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	90	97,278
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	10	10,717
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	15	16,049
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	65	69,289
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	760	806,067
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2036	35	35,480
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	145	145,747
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	525	559,645
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	300	319,039
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	25	26,690
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	58,126
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	95	98,808
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	5	5,404
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	100	106,346
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	422,732
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2038	5	5,279
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	230	248,210
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	80,938
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	60	64,462
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	180	194,251
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	135	145,917
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	195	210,439
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,744
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	95,681
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	85	90,091
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	30	31,805
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	10	10,579
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	57,757
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	522,191
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	145	153,685
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	190,828
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	58,680
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	4.00%	08/01/2038	330	333,830
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	25	26,587
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	$210	$ 226,983
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	251,859
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	106,991
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	210	223,858
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	35	37,121
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	116,492
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	150	158,525
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	70	74,759
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	110	116,981
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	15	15,077
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	25	26,650
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	20	21,378
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	105	111,423
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	85	85,702
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	5	5,396
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2028	5	5,427
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	53,361
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	10	10,883
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	25	26,611
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	115	122,189
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	125	134,403
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	30	32,187
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	200	211,741
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	170	173,356
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	5	5,275
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	100	106,759
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	80	84,994
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	150	157,097
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	275	291,133
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	30	31,662
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	155,557
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)(c)	5.00%	09/15/2028	10	10,825
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	25	26,904
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	10	10,718
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	100	107,350
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	285	305,411
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	387,857
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,441
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	106,580
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	105	110,529
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(a)(c)	5.00%	03/15/2028	15	16,109
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	35	37,223
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	15	15,928
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,600
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	52,924
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	10	10,473
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)(c)	5.00%	09/15/2028	5	5,425
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	325	349,644
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	25	26,808
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	35	37,440
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	225	240,276
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	250	266,422
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	412,065
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	169,241
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2028	15	16,041
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	10	10,709
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2028	20	21,644
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2032	50	53,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2033	$10	$ 10,657
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2034	100	106,364
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(b)	5.00%	10/01/2035	45	47,741
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2028	25	27,055
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	200	212,103
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2028	15	16,109
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	315	332,856
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	100	105,527
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	255	271,711
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	344,592
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	10	10,525
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	220	233,987
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	74,250
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	448,254
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	252,335
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,019
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,535
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	157,412
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	160,724
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	98,081
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	103,076
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	280	293,997
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,554
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	305	321,113
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	635	678,606
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	10,764
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	5	5,364
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(b)	5.00%	11/15/2028	135	146,980
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(b)	5.00%	11/15/2028	20	21,775
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,084
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	101,006
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	20	21,230
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	40	42,325
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	5	5,282
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	63,261
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	4.00%	01/01/2036	225	228,547
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,882
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	15	16,045
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,393
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	64,074
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	52,604
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	43,111
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	41,658
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	154,543
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	20	21,548
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,387
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,548
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	207,136
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	47,621
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	116,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	$85	$ 89,368
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	141,375
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	108,742
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	51,694
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	140	148,419
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	155	165,938
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2028	5	5,425
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	125	135,769
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	410	445,323
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	25	27,126
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	145	156,481
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	35	37,977
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	260	282,400
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,206
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	337,603
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,355
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	30	32,038
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	45	47,975
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	170,293
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	25	26,558
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	30	31,818
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	50	53,734
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	30	32,585
				33,119,184
North Carolina-1.00%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	215	231,563
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	400	428,238
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	42,735
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	15	16,002
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	21,281
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	10	10,770
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	27,013
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	175	183,494
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	35	37,506
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	267,576
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	86,023
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	214,395
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	15	15,248
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,188
				1,597,032
North Dakota-0.13%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	198,556
Ohio-2.17%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	50	53,165
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	63,344
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2037	10	10,003
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	19,859
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	45	46,007
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	30	32,212
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	5	5,315
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	150	147,045
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2028	30	32,616
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	129,397
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	40	41,810
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	121,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	$35	$ 37,481
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,949
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	42,985
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	30	32,201
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,710
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,731
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	50	53,544
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	85	91,677
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	55	59,321
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	15	14,888
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	154,914
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	32,264
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	35,483
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	20	19,949
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	70,174
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	40	43,184
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	80	86,431
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	35	37,725
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	60	64,359
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	165	178,913
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	20	21,312
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	120	126,942
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	50	52,838
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	55	57,965
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	349,059
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	30	31,831
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	50	50,781
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,681
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	75	76,912
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	70	71,594
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2032	10	10,581
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	40	42,622
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	165	175,065
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	45	47,764
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	85	89,676
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	176,062
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	95	102,061
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	110	119,291
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	5	5,372
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	5	5,138
				3,450,976
Oklahoma-0.06%
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	10	10,635
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	70	74,350
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	10	10,736
				95,721
Oregon-0.70%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	105,415
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	55	59,132
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	40	42,939
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	115	123,241
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	120	123,661
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	85	90,803
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	53,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	$150	$ 160,127
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,646
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	45	47,839
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	107,389
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	58,119
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,272
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	5	5,254
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	107,381
				1,116,925
Pennsylvania-3.82%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	140,355
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,446
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,928
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	51,841
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	152,829
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	156,989
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	147,225
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	35	37,444
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	40	42,564
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	103,485
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	136,261
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	345	373,233
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	24,563
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGM)(b)	4.00%	12/01/2041	30	30,036
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	5	4,554
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	150	154,121
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	100,729
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	259,838
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	5	5,337
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	95	96,053
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(b)	4.00%	03/01/2033	10	10,233
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(b)	4.00%	03/01/2034	20	20,384
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(b)	3.75%	03/01/2039	415	418,143
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(b)	4.00%	03/01/2035	105	106,800
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	230	244,833
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	214,151
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	35	37,713
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	416,051
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	195	209,610
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	60	64,750
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	60	61,840
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	200	200,028
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,487
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	311,433
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	210	219,718
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	155,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	$365	$ 382,510
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	5	5,152
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	35	37,748
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	75	80,559
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	10	10,403
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	66,818
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	160,391
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	191,958
West Shore School District, Series 2020, GO Bonds	4.00%	11/15/2045	380	370,049
				6,076,310
South Carolina-0.86%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	65	70,129
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	30	32,081
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	75	80,453
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	35	37,455
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	55	59,441
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,595
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	256,441
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	45	45,709
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,855
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	160	168,157
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	15	15,726
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	225	233,425
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	110	118,652
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	100	101,589
				1,371,708
Tennessee-0.79%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	160	166,619
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	150	156,011
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	77,793
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	65	67,652
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	122,744
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	75	79,950
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	75	79,834
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	50	51,013
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	105	106,455
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	130	131,607
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2037	150	151,624
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	55	58,557
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	10	10,725
				1,260,584
Texas-8.04%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	55	58,573
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,095
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(b)	5.00%	02/15/2043	15	15,424
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	10	10,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	$25	$ 27,007
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	5	5,403
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,320
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	210	216,158
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	45	46,185
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	102,431
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	20	20,290
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	102,382
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	150,725
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	15	16,163
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	55	59,264
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	25	26,938
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,646
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	26,639
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	145	148,798
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	65	66,917
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	100	102,787
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	5	5,394
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	50	53,277
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	5	5,328
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	40	43,524
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	48,567
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,323
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	186,799
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	40	40,757
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,107
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	50	51,211
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	45	45,845
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	20	20,309
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	202,425
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	42,045
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	25	26,543
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	85	87,276
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	65	66,717
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2034	275	290,168
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2035	15	15,806
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2036	5	5,259
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	60	63,398
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	5	5,247
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	314,054
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	405	418,981
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	40	41,159
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	5	5,071
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2037	90	91,017
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	30	32,385
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	85	91,249
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	541,064
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	35	36,971
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	156,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	$110	$ 113,437
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	500	537,567
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	117,820
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	42,563
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	5	5,320
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	5	5,312
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	64,353
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,593
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	55	58,181
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	215	227,091
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	15	15,797
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	26,288
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	228,550
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	75	79,830
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	10	10,644
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	57,490
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	157,740
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	24,083
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	35,029
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	85	91,474
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	5	5,139
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	62,030
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	184,535
Nacogdoches Independent School District, Series 2019, GO Bonds(a)(c)	5.00%	02/15/2028	10	10,629
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	90	92,077
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	107,428
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	145	151,677
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	45	46,944
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	265	273,289
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	92,314
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	95	99,741
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	50	52,354
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	550	553,456
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	50	53,065
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	58,621
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	631,668
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	70	75,691
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	35	37,557
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	5	5,331
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	5	5,380
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	74,746
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	210	225,995
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	5	5,177
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	195,649
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	30	32,392
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	31,991
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	159,881
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	79,632
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	20	20,332
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	55,791
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	467,850
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	23,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	$240	$ 258,195
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	112,260
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	80	81,325
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2035	10	10,138
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,061,512
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	20	20,157
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	89,984
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	232,687
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	289,376
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	80,654
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	70	75,277
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	40	43,176
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,487
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	60	62,729
Tomball Independent School District, Series 2018, GO Bonds(a)	5.00%	02/15/2041	100	103,845
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	15,788
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,897
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	35	37,294
				12,807,832
Utah-0.35%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,238
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,537
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	77,406
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	35	37,674
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	100,006
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	90	96,903
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	25	26,918
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	130	129,677
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	45	48,189
				558,548
Virginia-1.14%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	10	10,819
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	30	32,097
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.50%	01/01/2028	150	161,732
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	286,479
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,037
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	80	85,271
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	360	383,408
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,519
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	79,942
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	111,919
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	10	10,547
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	156,078
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	205	220,663
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	5	5,382
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	25	26,498
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	200,744
				1,814,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.76%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	$135	$ 145,786
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	53,350
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	60	63,920
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	125	133,019
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	70	75,067
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	30	32,066
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	58,684
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	80	85,226
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	80	85,132
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	136,625
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	75	80,629
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	175	188,134
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	78,822
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	165	177,383
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	70	75,253
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	80	83,805
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	26,453
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	120	126,775
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	35	37,264
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	75,440
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	25	25,510
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	160	162,951
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	78,322
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	100	108,261
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	50	52,819
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	150	161,004
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	216,447
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	10	10,434
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	179,160
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	30	32,058
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	85,318
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	383,345
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	138,220
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	69,040
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	47,650
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	165	173,700
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	50	52,268
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	50	53,144
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	90,188
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	95	100,673
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	60	63,490
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	15	15,846
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	50	52,756
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	55	57,981
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	125	131,207
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	95	99,443
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	50	52,224
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	197,933
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	5	5,196
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	80	86,139
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	$160	$ 170,635
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	20	21,467
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	25	26,919
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	100	105,388
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	75	80,756
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	32,302
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	15	15,997
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	235	250,621
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	5	5,384
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	50	52,007
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	15	15,602
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	136,772
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	20	21,010
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	146,553
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	111,447
				5,994,420
West Virginia-0.70%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,160
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	45	47,988
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	100	106,524
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	10	10,632
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	50	53,099
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	10	10,612
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	75	79,446
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	148,159
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	35	36,969
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	15	15,786
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	155	162,830
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	57,318
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	155,676
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	36,161
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	42,090
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	107,140
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	41,487
				1,117,077
Wisconsin-0.41%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,888
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	100	100,718
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	64,377
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	59,013
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	235	246,945
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	15	15,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	$50	$ 53,685
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	80	80,350
				646,742
TOTAL INVESTMENTS IN SECURITIES(d)-98.50% (Cost $157,249,640)				156,895,670
OTHER ASSETS LESS LIABILITIES-1.50%				2,393,462
NET ASSETS-100.00%				$159,289,132

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCD	-National Campus and Community Development
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.72%
Alabama-0.25%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$215	$ 236,298
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	50	53,955
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	75,144
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,258
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,561
				437,216
Alaska-0.12%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	190	207,199
Arizona-1.10%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	170	187,485
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	145	158,753
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	55	59,066
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	90	92,432
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	215	231,646
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	40	43,368
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	170,742
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	200	209,914
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,827
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	350	363,200
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	19,228
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	130	135,867
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	10	10,364
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	135	143,503
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	75	81,374
				1,922,769
Arkansas-0.09%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	150	153,737
California-16.85%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	15	16,556
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	85	94,480
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	125	137,545
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	45	49,516
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	99,633
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	15	14,957
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	250	249,287
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	115	124,083
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	10	10,756
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	685	755,014
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	700	759,987
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	238,459
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,030	1,123,323
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	82,544
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	45	48,856
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	835	913,974
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	30	32,517
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	1,050	1,146,954
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	260	281,264
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	330	342,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	$355	$ 383,021
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	10	10,315
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	25	26,918
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	335	342,721
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	43,236
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	140	152,451
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	15	16,533
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	225	247,997
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	5	5,503
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	515	566,801
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	20	21,979
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,509
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	20	22,077
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	10	10,906
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	20	21,128
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	15	16,484
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	250	274,739
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	10	11,006
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	175	192,024
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	10,973
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	370	407,818
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	36,447
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	95	104,793
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	180,347
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	81,907
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	22,144
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	60	66,343
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	10	10,993
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	45	49,329
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	275	307,609
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	10	11,186
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	105	116,140
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	45,426
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	490	539,521
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	15	15,021
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	527,094
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	135,825
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	50	55,649
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	5	5,440
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	140	154,439
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	30	32,756
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	85	92,635
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	220	239,289
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	250	264,593
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2029	10	10,998
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	216,010
California State University, Series 2019 A, RB	5.00%	11/01/2040	145	156,061
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	105,023
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	210,123
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	99,496
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	90	88,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	$75	$ 79,294
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	185	203,805
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	15	15,879
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	370	408,254
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	225,790
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	109,690
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,510
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	25	27,721
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	210	230,813
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	320	350,288
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	15	16,386
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	30	33,201
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	125	136,211
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	240	260,302
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	15	16,058
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	30	31,938
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	555	587,387
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	230	241,450
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	103,030
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	102,325
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	123,923
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	40	42,821
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	40	42,762
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	305	325,517
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	15	15,969
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	46,910
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	100	107,549
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	80	85,007
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	274,393
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	70	75,739
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	149,506
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	50	54,099
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	20	21,657
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	16,230
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	10	10,820
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	90	99,570
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	45	48,631
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	255	280,813
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	50	55,412
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	145	153,602
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	78,629
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	5	5,544
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	20	22,176
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	42,293
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	200	220,866
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	145	157,474
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	100	104,564
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	385	425,166
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	15	16,565
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	90	99,390
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	415	458,296
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	140	154,606
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2029	20	22,059
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	10	11,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2051	$25	$ 24,851
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	95	105,241
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	35	38,403
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	65	71,153
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	165	179,206
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	70	75,373
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	250	267,366
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	169,621
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	121,045
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	35	38,773
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	45	50,209
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	150	149,244
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	115	122,444
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	30	30,088
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	99,590
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	30	32,814
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	30	32,656
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	20	21,716
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	145	157,056
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	65	70,231
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	175	188,158
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	127,107
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	99,884
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	85	94,744
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(b)	5.00%	09/01/2042	250	270,170
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	70,230
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	220	237,267
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	30	32,274
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	157,837
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	60	65,133
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	120	129,782
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	10	11,152
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	85	94,756
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	90	100,169
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	120	120,265
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	39,492
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	5	5,475
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	185	202,181
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	45	49,000
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	115	124,843
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	120	129,441
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	311,322
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	130	143,957
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	15	16,188
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	71,997
San Francisco (City & County of), CA, Series 2024-R1, Ref. GO Bonds	5.00%	06/15/2029	135	149,532
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	250	271,126
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	150	156,714
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	105	109,916
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,499
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	10	10,963
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	70	76,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	$15	$ 16,327
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	40	43,460
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	216,497
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	250	270,048
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	72,488
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	70	78,064
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	250	250,933
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	72,555
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	100	100,301
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	43,990
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	235	257,676
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	75	81,993
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	5	5,451
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	90	97,870
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	5	5,424
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	10	10,469
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	10	11,021
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	11,070
University of California, Series 2015 AO, Ref. RB(a)(c)	3.25%	05/15/2025	5	5,006
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	30	31,205
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	30	32,920
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	15	16,472
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	430	472,211
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	685	752,244
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	105	115,307
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	365	400,831
University of California, Series 2024 BX, RB	5.00%	05/15/2029	130	142,762
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	95	98,755
				29,583,300
Colorado-2.98%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	90	98,972
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	55	60,704
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	32,349
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	150	164,498
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	35	38,383
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	50	53,901
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	290	292,984
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	81,424
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	108,115
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	20	21,467
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	60	64,248
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	53,441
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	60	63,869
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	74,342
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	276,841
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	65	70,275
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	105	112,701
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	30	32,124
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	15	16,032
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	65	69,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	$260	$ 276,128
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	95	100,558
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	60	63,260
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	120	126,040
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	328,801
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	95	103,675
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	50	54,423
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	190,335
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	217,104
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	205,821
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	80	85,272
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	35	36,403
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	214,658
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	230	253,314
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	10	11,014
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	260	286,911
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	260	285,659
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,483
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	98,846
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	118,859
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	55	58,765
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	35	38,460
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	287,915
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	5	5,237
				5,238,802
Connecticut-2.09%
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	200,054
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	37,664
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	200	217,972
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	775	839,584
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	40	43,160
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	161,523
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	48,348
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	132,850
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,433
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	125	135,623
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	90	98,166
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	255	267,970
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	25	26,174
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	201,785
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	5	5,502
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	105	109,933
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	130	142,219
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	85	93,600
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	50	54,700
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	60	65,640
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	75	81,373
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	5	5,470
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	40	43,499
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	55	60,565
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	65	66,758
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	20	21,434
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2029	60	65,640
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	125	137,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	$180	$ 197,673
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	108,427
				3,676,012
Delaware-0.36%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	25	27,182
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	110	119,785
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	90	98,158
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	145	158,635
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	129,732
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	95	104,214
				637,706
District of Columbia-2.54%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	75	81,713
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	495	538,353
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	130,089
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	205	221,762
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	85	91,699
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	25	26,893
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	101,981
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	42,766
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	15,993
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2040	150	151,242
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	135	140,975
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	55	59,942
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	50	54,641
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	50	54,523
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	10,872
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	281,721
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	165	178,401
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	20	21,588
District of Columbia, Series 2019 A, RB	4.00%	03/01/2037	20	20,473
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	221,978
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,038
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	45	49,571
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	109,301
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	100	109,049
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	225	244,620
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	157,146
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	205	223,419
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	10	11,016
District of Columbia, Series 2020, RB	5.00%	12/01/2029	100	109,829
District of Columbia, Series 2020, RB	5.00%	12/01/2031	15	16,394
District of Columbia, Series 2020, RB	5.00%	12/01/2032	70	76,337
District of Columbia, Series 2020, RB	5.00%	12/01/2033	10	10,880
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	65,083
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	85	92,495
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	75	82,864
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	60	65,190
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	165	180,656
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	5	5,524
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	136,106
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2035	5	5,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	$165	$ 180,421
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	40	43,738
				4,452,346
Florida-3.08%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	15	11,511
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	205	219,747
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	60	64,038
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	122,240
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	70	70,005
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	185	201,914
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	55	57,292
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	70	74,826
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	95,982
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	31,021
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2029	420	458,579
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2029	85	92,049
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	125	136,861
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	202,554
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	148,037
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	15	16,431
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	150	164,421
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	170,533
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	84,785
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	80	79,341
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	105	110,182
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	104,028
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	665	729,205
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	151,596
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGC)(b)	5.00%	10/01/2029	60	65,742
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	65	69,803
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	20	21,285
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	5	5,311
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	165	174,586
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	52,816
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	154,487
Lee (County of), FL Industrial Development Authority, Series 2019, RB	4.00%	04/01/2037	5	5,023
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	25	24,343
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGC)(b)	6.88%	10/01/2034	15	17,415
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	195	190,835
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	15	15,644
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2029	20	21,818
Miami-Dade (County of), FL Transit System, Series 2019, Ref. RB	4.00%	07/01/2039	85	85,482
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	108,985
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	100	102,676
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	15	16,311
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	160,099
Polk County School District, Series 2019, RB	5.00%	10/01/2033	185	199,994
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(a)	6.00%	10/01/2029	165	184,799
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	125	128,514
				5,403,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-2.22%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2029	$70	$ 79,185
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	120	129,044
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	95	101,970
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	30	32,140
Atlanta (City of), GA (Department of Aviation), Series 2019 C, RB	5.00%	07/01/2038	20	21,386
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2029	70	77,208
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	155	169,105
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	41,125
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	125	136,542
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	45	49,489
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	104,174
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	155,689
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	107,487
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	45	49,153
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	55	60,335
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	70	73,767
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	80	83,876
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	230,725
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	115,185
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	135	148,094
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	54,450
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	215	235,393
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	152,931
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	65,921
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	15	16,031
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	205,908
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	150	157,506
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	102,747
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	175	191,944
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,326
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	219,365
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	260,324
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	5	5,137
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	225	223,408
				3,889,070
Hawaii-0.98%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	55	58,418
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	45	48,824
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	150	162,269
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	55	59,376
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	30	32,327
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	70	75,286
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	90	96,588
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	35	37,535
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	20	21,386
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	191,913
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	50	53,098
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,096
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	325	350,291
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	385	423,670
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	26,867
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	40	43,515
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	15	16,294
				1,723,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.40%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	$90	$ 97,441
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	40	43,243
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	95	102,318
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	5	5,354
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	125,539
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	300	328,592
				702,487
Illinois-5.60%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	130,835
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	105,169
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	1,010	1,020,196
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	307	310,465
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	45	47,849
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	30	31,846
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	165	174,847
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	10	10,569
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	340	328,770
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	376,155
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	205	210,818
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	20	21,556
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	5	5,389
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	35	38,552
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	15	16,178
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	230	238,086
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	216,280
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	230	250,813
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	20	20,675
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	52,874
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	50	53,604
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	60	64,984
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	80	85,767
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	110	118,878
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	15	16,081
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	35	37,610
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	130	140,799
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	130	140,015
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	35	37,477
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	175	188,609
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	30	30,457
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	25,225
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	50	50,298
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2036	80	80,277
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	265	285,407
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	270,112
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	155	167,214
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	500	538,585
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	180	181,691
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	5	5,423
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	107,481
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	555	569,068
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGM)(b)	5.75%	06/01/2029	95	103,598
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	80	84,965
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	90	95,165
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	725	759,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2029	$225	$ 243,234
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	25	26,931
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	55	59,457
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	265	286,476
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	155,034
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	91,198
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	55	59,515
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	160	165,578
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	430	448,770
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	210	225,312
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	95	101,927
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	123,383
				9,833,141
Indiana-1.13%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	390	426,677
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	153,830
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	110	120,725
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	65	68,960
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	113,173
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	30	32,252
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	35	37,444
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	26,714
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	53,266
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	65	68,947
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	330	352,064
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	10	10,644
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	154,778
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	130	134,028
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, Ref. RB	4.00%	02/01/2038	230	233,603
				1,987,105
Iowa-0.66%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	215	234,948
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	195	212,606
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	146,532
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	113,786
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	35	37,790
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	400	409,602
				1,155,264
Kansas-0.12%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	95	104,198
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	100	102,739
				206,937
Kentucky-0.26%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	15	15,407
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	10	10,176
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	190	208,298
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	20	21,923
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024 A, Ref. RB	5.00%	07/01/2029	45	49,268
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	157,368
				462,440
Louisiana-0.61%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2040	15	14,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2036	$125	$ 127,969
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2037	40	40,748
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGM)(b)	4.00%	12/01/2039	300	302,410
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2032	15	16,185
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	64,610
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	10	10,744
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	195	208,486
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,337
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,313
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	15	15,966
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	50	54,176
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	107,261
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	80	87,568
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	5	4,903
				1,066,557
Maryland-2.07%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	104,794
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	120	117,518
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,332
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	130	133,342
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	25	25,523
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	10	10,176
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	10	10,661
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	90	97,605
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	515	557,615
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	5	5,160
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	105	113,009
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	45	48,080
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2029	140	152,745
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	10	10,491
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	105	110,612
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	35	38,336
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	5	5,493
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	135	148,323
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	32,731
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	285	313,126
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	103,666
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	100,004
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	120	132,026
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	85	93,518
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	60	66,206
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	144,149
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	85	92,953
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2029	20	21,871
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2029	5	4,942
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	108,065
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	110,367
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	30	31,603
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,120
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	145	159,310
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	114,859
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	85,975
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	25	27,445
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	5	5,194
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	75	77,725
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	15	16,120
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	$30	$ 33,034
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	10	10,970
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	20	19,990
				3,626,784
Massachusetts-4.33%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	42,600
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	335	368,070
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	60	66,130
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	175	189,322
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	45	48,610
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	20	21,745
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	32,177
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	107,001
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	75	80,116
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	180	191,743
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,953
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	370,121
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	70	74,495
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	105	111,179
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	5	5,268
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	167,776
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,090
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	85	93,098
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	15	16,429
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	240	264,520
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2038	10	10,141
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	95	103,724
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	65	71,417
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	235	259,798
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	425	468,421
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	140	154,303
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	55	59,957
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	505	557,442
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,476
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	150	163,775
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	20	21,905
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	410	426,298
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	25	27,541
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	65	72,931
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	35	38,914
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	116,587
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	126,792
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	55	53,427
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	5	5,494
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	105,363
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	80	87,138
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	10	10,927
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	245	270,633
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,291
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	621,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	$80	$ 86,699
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	195	211,011
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	330	355,911
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	160	172,269
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	5	5,387
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	35	37,533
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	90	97,874
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	95	105,685
University of Massachusetts Building Authority, Series 2019-1, RB	5.00%	05/01/2029	5	5,460
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	30	32,807
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	59,996
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	265	276,024
				7,605,488
Michigan-1.69%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	115	125,692
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	105	114,635
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	50	54,588
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	285	297,725
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	150,278
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	145	160,336
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	135	149,278
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	375	403,726
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	25	27,408
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	190	200,394
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	75	81,252
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	40	42,474
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	70	72,067
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	285	289,309
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	130	130,934
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	220	220,440
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	396,637
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	08/15/2029	50	54,754
				2,971,927
Minnesota-1.23%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	120	132,356
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	50	53,804
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	30	32,876
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	100	109,398
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	87,327
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	35	38,133
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	360	390,695
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	162,358
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	37,656
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	95	104,292
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	415	456,289
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	65	71,467
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	5	5,427
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	130	142,716
Minnesota (State of) Public Facilities Authority, Series 2023 B, RB	5.00%	03/01/2029	25	27,256
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	80	87,798
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	125	128,496
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	93,999
				2,162,343
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.19%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	$250	$ 271,339
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2036	25	25,478
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	30	30,422
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	10	10,789
				338,028
Missouri-0.50%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	22,000
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	35,038
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	100	104,319
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2038	15	15,257
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	105	112,654
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	65	69,921
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	50	54,598
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,830
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	60	62,031
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	300	321,679
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	10	10,698
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2029	10	11,061
				871,086
Nebraska-0.42%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	205	218,912
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	40	43,375
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	124,453
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	334,596
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	15	16,173
				737,509
Nevada-1.15%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	141,775
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	55	60,029
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	113,887
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	100	107,926
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	37,701
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	103,686
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	215	233,197
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	85	91,737
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	5	5,386
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	5	5,377
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	130	139,526
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	30	31,658
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	10	10,514
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	35	37,962
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	235	253,626
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	35	38,170
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	210	229,021
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	245	248,413
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	55	60,011
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	70	73,731
				2,023,333
New Jersey-2.69%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2038	250	256,209
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,106
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	540	589,648
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	234,440
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(b)	5.50%	09/01/2029	100	111,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	$250	$ 272,228
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	560	607,458
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	4.00%	06/15/2035	5	5,121
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	35	37,346
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	261,907
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	38,130
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	20	21,725
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,632
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	40	43,823
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	40	43,480
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	235,164
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	80	87,378
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	95	103,524
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	25	26,934
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	160	172,104
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	30	32,738
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	55	59,879
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	108,618
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	308,234
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	65	70,791
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	85	92,556
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	131,264
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	20	21,214
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	100	106,072
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	555	575,147
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGM)(b)	5.00%	11/01/2029	20	21,893
				4,724,139
New Mexico-0.61%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	20	17,963
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	85	92,401
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	115	123,112
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	218,455
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2019 A, RB	5.00%	08/01/2044	310	319,836
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	195	213,078
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	15	16,391
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	70	76,490
				1,077,726
New York-16.64%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	125	135,883
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	50	54,138
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	10	10,785
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	45	50,041
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	140	138,568
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGC)(b)	5.25%	09/01/2029	180	196,045
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	10	10,790
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	25	27,487
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	95,614
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	130	137,546
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	250	263,412
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	150	156,409
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,456
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	125	130,320
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	65	70,827
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	65	72,367
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	35	38,393
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	150	146,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2038	$5	$ 5,093
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	40	43,444
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2038	5	5,091
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	42,714
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	35	38,211
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	15	16,328
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	205	221,532
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,269
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	231,751
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	273,796
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	130	141,581
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	20	21,645
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	55	60,042
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	40	43,291
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	25,560
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	310	314,279
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	25	27,443
New York (City of), NY, Series 2019 A-1, GO Bonds	4.00%	08/01/2037	440	448,469
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,165	1,271,518
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	60	65,352
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	40	43,450
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	170	184,160
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	45	46,163
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2037	10	10,196
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	5,030
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	31,504
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	32,468
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	75	81,053
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	65	70,143
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	30	32,318
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	110	118,212
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	215	230,519
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	55	60,284
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	10	11,009
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	30	32,882
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	70	76,725
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	80	87,685
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	50	54,886
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	50	54,803
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	50	54,803
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	15	16,441
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	20	21,921
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2029	5	5,480
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2029	15	16,441
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	10	10,879
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	225	243,649
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	365	393,417
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	101,522
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	250,042
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,117
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	351,231
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	60	64,634
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	500	548,856
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	209,707
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	115	126,541
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	501,971
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	110,902
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	10	10,485
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, Ref. RB	4.00%	06/15/2039	$5	$ 5,045
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	65	65,256
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	95	104,155
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	330	353,793
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	60	66,021
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	420	462,149
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	260	260,925
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	495	527,420
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	35	37,921
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	319,059
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	125	134,903
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	215	230,278
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	90	89,955
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	70	77,025
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	310	340,424
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	15	16,330
New York (City of), NY Transitional Finance Authority, Series 2012 A-6, RB	5.00%	08/01/2029	20	21,869
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	25	26,788
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	860	928,965
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	205	209,718
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	110	117,934
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	4.00%	11/01/2036	25	25,599
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2038	260	264,408
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	230	232,403
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	65	71,074
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	430	472,201
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	40	43,926
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	270	296,498
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	55	60,140
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	140	153,740
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	55	60,398
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	40	43,926
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	10	10,887
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,330
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	10	10,981
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	101,793
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	504,381
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	42,844
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	295	315,256
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	115	122,240
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	555	588,495
New York (City of), NY Transitional Finance Authority, Subseries 2019 B-1, RB	4.00%	11/01/2040	20	20,232
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	325	322,654
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	25	27,531
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	45	49,416
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2029	5	5,548
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	55	59,771
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	120	129,585
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	35	37,635
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	210	225,149
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	300	319,542
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	350	378,138
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	80	86,196
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	350	375,639
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,352
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	240,369
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	122,462
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	490	514,925
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	$50	$ 52,297
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	100	104,254
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	300	311,638
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	31,115
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	36,239
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	255	265,651
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	45	48,426
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2037	130	132,493
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2038	180	182,565
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	390	415,081
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	26,818
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2029	5	5,465
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(a)	5.00%	02/15/2029	50	54,562
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	10	11,016
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2031	55	60,190
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2032	75	81,907
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2033	150	163,562
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2029	80	87,180
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	170	185,408
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2029	30	32,719
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2029	40	43,718
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2029	55	59,985
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	25	27,326
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	15	16,493
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	5	5,508
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2029	40	43,625
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	5	5,465
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	416,777
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	330	348,018
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	40	43,015
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	500	484,813
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	75	80,896
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	38,365
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	70	76,312
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	80	86,715
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	15	16,030
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	15	15,803
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	195,784
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	505	547,043
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,537
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(b)	5.00%	11/15/2029	10	11,091
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	15,987
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	30	32,561
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	10	10,907
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	5	5,454
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	110	119,838
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	97,935
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	194,109
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	10	10,458
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	340	370,871
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	45	48,954
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	50	54,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	$75	$ 81,236
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	5	5,161
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	73,725
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	25	27,445
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	5	5,489
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	80	86,962
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	370	401,199
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	125	135,029
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	353,507
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	15	15,992
New York State Urban Development Corp., Series 2020 A, RB(a)	5.00%	03/15/2029	20	21,915
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	130	141,834
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	230	253,264
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	25	27,256
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	250	241,058
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	43,641
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	25	26,772
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	95,855
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	5,020
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	99,339
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	45	49,742
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	30	33,161
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	103,178
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	500	500,806
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	290	317,619
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	30	33,161
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	15	16,530
				29,203,413
North Carolina-1.48%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	80,591
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	227,958
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	55	58,926
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	15	16,172
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	90	99,075
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	15	16,271
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	60	61,846
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	110	114,975
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	15	16,436
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	5	5,427
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	215	234,596
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	165	178,606
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	170	174,948
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	65	70,924
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	45	49,101
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	25	27,137
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	105	113,469
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	75	80,921
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	70	75,488
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,489
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2032	500	533,545
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2034	5	5,316
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2035	5	5,307
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	$50	$ 52,980
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	80	87,872
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	140	152,357
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	25	27,510
				2,589,243
Ohio-2.68%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	245	266,805
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,045
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,409
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	53,928
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	85	92,711
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	65	71,380
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	5	5,491
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	40	40,900
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2037	35	35,662
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	45	49,075
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	45	48,966
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	20	21,655
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	280	302,534
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	205	221,001
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	110	118,300
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	161,000
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	35	37,462
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	130,032
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	85	84,534
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	235	259,358
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	10	11,006
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	25	27,123
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	45	47,683
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	5	4,950
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	15	16,201
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2029	5	5,419
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	145	154,022
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	239,236
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	160	175,599
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	95	102,770
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	107,461
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	490	532,326
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	271,228
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	160	173,159
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	100	107,946
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	150	161,396
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	42,197
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	35	38,637
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	150	165,024
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	50	50,852
Sycamore Community City School District, Series 2020, GO Bonds	4.00%	12/01/2045	250	244,763
				4,712,246
Oklahoma-0.25%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	50	49,286
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	140	150,788
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	145	158,134
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	5	5,405
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	75	81,118
				444,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-1.40%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	$190	$ 208,096
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	60	65,511
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	60	65,511
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	124,903
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	150	162,347
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	290	316,551
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	5	5,434
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	170	184,336
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	15	16,225
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	35	37,785
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	10	10,755
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	55	55,169
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	266,020
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	140	154,295
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	90	97,944
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	195	212,167
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	108,617
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	250	258,562
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	5	5,361
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,946
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	79,482
				2,451,017
Pennsylvania-5.18%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	105	112,568
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	50	50,766
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	255	257,853
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	251,143
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	10	10,866
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	120	129,087
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	81,226
Armstrong School District, Series 2019 A, Ref. GO Bonds, (INS - BAM)(b)	4.00%	03/15/2041	50	50,240
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	45	48,461
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	53,618
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	102,072
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	80,268
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	145	154,965
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	55	58,650
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	65	69,190
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,164
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	5	5,146
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	600	612,214
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	155	160,337
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	250	251,152
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	25	26,980
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,341
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	$120	$ 128,882
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	190	195,302
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	197,078
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	210	229,031
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	215	234,648
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	225	246,865
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	185	202,978
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	625	684,162
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	105	115,371
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2029	5	5,482
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	80	87,030
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	200	205,851
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGM)(b)	5.00%	06/01/2029	55	59,431
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	25	27,292
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	385	417,291
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	140	151,416
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	75	80,115
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	65	69,027
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	381,382
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	200	208,444
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,485
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	37,740
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,096
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,070
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	170	183,609
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	510	549,282
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	107,048
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	70	74,684
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,230
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	114,933
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	5	5,457
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	199,278
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	30	32,237
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2035	40	40,803
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2036	270	274,953
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	30	30,414
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2039	40	40,217
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	235	244,003
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	60	64,345
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	132,848
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	50	54,346
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	35	38,020
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	44,033
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	148,296
				9,092,812
Rhode Island-0.24%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	375	412,142
South Carolina-0.36%
Columbia (City of), SC, Series 2019 A, RB(a)(c)	5.00%	02/01/2029	145	158,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	$15	$ 14,811
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	25	27,187
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	74,618
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	200	219,590
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	134,624
				628,990
Tennessee-0.46%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	102,710
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	50	53,578
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	15	16,275
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	280	303,796
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	70	76,346
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	180	182,813
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	50	54,189
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	20	21,881
				811,588
Texas-7.61%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	95	102,918
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	250	246,327
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	104,887
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	244,190
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	30	32,938
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	103,587
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	15	16,389
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	70	76,871
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	5	5,450
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	65	70,698
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	108,576
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	45	48,289
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,101
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	164,723
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	5	5,491
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	15	16,472
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	115	125,501
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	45	49,002
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	81,491
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	35	36,147
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	90	92,607
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	45	46,132
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2037	15	15,316
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	20	21,669
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	60	65,102
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	40	43,526
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	495,749
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	32,645
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	90	97,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	$65	$ 70,301
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	105	114,298
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	54,884
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	25	27,442
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	20	21,954
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	30	32,516
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	55	59,627
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,375
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	35	38,270
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	25	27,240
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	45	48,876
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	368,178
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	83,366
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	41,571
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	31,116
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	80,127
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	10	10,933
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	20	19,690
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	80,350
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	155,670
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	15	16,217
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	245,973
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	20	21,866
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	50	53,974
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	90	98,343
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	15	16,010
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	58,701
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	270	292,202
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	60	64,889
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	65	70,185
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	31,121
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	15	16,427
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	96,103
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	197,518
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	80	82,184
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	95	97,307
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	60	65,731
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	560	582,686
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	54,284
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	540,822
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	21,569
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	266,861
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	30	32,185
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	535,138
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,285
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	20	21,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	$10	$ 10,873
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	30	28,614
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	60	65,125
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	70	76,437
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	30	32,772
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	50	50,801
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2037	100	101,234
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	155	164,970
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	110	112,159
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	212,591
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	20	21,669
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	165	180,297
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	200	207,446
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	10	10,881
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	120,359
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	36,037
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	50	54,799
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	180	196,629
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	141,540
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,110
San Antonio (City of), TX Water System, Series 2019 C, Ref. RB	5.00%	05/15/2034	180	196,058
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,816
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	165	176,677
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	74,717
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	200	212,837
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	153,809
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	105,858
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	308,252
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	97,278
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	155	169,774
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	147,583
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	127,840
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2038	15	15,219
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	340	324,386
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	109,476
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	45	49,264
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	50	54,934
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	100	109,108
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	40	42,756
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	96,025
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	250,293
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	5	5,299
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	30	31,728
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	25	26,838
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	240	256,890
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	175	186,238
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	15	15,906
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	100	108,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	$20	$ 21,351
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	109,041
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	14,539
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	165	170,767
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	151,646
				13,366,210
Utah-0.46%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	106,023
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	80	86,229
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	45	48,504
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	244,586
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	75	82,172
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	120	130,065
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	55	59,411
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(b)	5.25%	06/15/2029	50	54,169
				811,159
Vermont-0.06%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	100	103,542
Virginia-1.24%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,085
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	29,339
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	175	192,855
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	45	48,968
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	45	47,043
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	90	98,051
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	50	54,312
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	70	75,717
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	180	195,522
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	355	377,652
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	60	65,174
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	190	206,385
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	15	16,288
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	25	27,156
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	65,764
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	265	290,457
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	40	40,332
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	100	102,678
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	75	76,737
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2038	50	50,669
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	80	87,419
				2,172,603
Washington-3.06%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	160	175,776
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	$80	$ 86,356
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	107,381
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	312,202
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	30	32,111
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	100	105,185
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	75	80,210
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	10	10,917
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	230	253,252
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	90	97,020
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	160	171,989
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	5	5,364
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	310	329,691
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	90	98,685
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	70,949
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	86,481
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	32,364
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	224,149
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	354,326
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	341,317
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	146,182
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	70	75,539
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	90	96,936
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	40	43,017
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	245	262,972
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	299,983
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	50	53,375
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	5	5,310
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	30	32,625
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	185	200,757
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	108,302
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	50	53,536
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	5	5,305
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	45	49,194
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	30	32,846
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	10	10,866
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	50	54,825
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	90	98,537
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	158,993
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	55	60,308
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	40	43,465
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	40	43,465
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	50	54,825
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	10	10,501
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	225	246,713
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	154,065
				5,378,167
West Virginia-0.48%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	190	203,373
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	185	194,738
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	194,021
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	26,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	$95	$ 99,065
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	26,022
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	101,117
				844,521
Wisconsin-0.80%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	140	139,323
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	130	142,156
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	100	109,351
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	340	371,793
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	196,832
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	105	115,174
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	75	81,758
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	250	256,098
				1,412,485
TOTAL INVESTMENTS IN SECURITIES(d)-98.72% (Cost $173,943,862)				173,312,219
OTHER ASSETS LESS LIABILITIES-1.28%				2,244,036
NET ASSETS-100.00%				$175,556,255

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.52%
Alabama-1.06%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	$30	$ 33,505
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	60	66,701
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	360	398,327
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	205	226,295
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	180	198,221
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	159,446
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	218,639
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	271,241
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	75	81,844
				1,654,219
Alaska-0.05%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	70	77,696
Arizona-1.03%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	65	72,292
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	109,298
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	50	55,670
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,014
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	10	9,971
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	55	57,027
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	235	253,175
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	175,374
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	150	159,431
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	260	284,522
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	355	386,561
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	10,770
				1,596,105
Arkansas-0.00%
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	5	4,931
California-17.36%
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	45,251
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	205	230,930
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	65	65,010
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	5	5,436
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	219,294
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	110	122,183
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	350	388,578
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	65	72,100
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	20	22,094
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	75	83,667
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	5	5,508
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	219,971
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	274,963
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	270	284,804
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	10	10,973
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	170	178,430
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	30	33,223
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	170	186,197
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	101,153
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	155	173,804
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	55,234
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	420	463,966
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	160	178,490
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	$45	$ 49,569
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	650	713,275
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	760	790,881
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	285	297,501
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	180	186,906
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	155	161,394
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	225	233,104
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	15	15,514
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	30,945
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	15	16,798
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	290	324,756
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	145	161,163
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	185	205,098
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	160	177,018
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	64,816
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	60	67,102
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	500	561,395
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	115	127,736
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	35	39,143
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	385	431,707
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	10	11,184
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	60	67,102
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	90	100,654
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	15	16,753
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	20	22,367
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	175	193,398
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	35	39,917
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	80	90,726
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	15	16,929
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	175	196,961
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	255	288,452
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	68,429
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,405
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	30	33,106
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	65,962
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	151,268
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	395,492
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	350	393,825
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	28,356
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	70	78,217
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	15	16,761
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	210	230,184
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2030	40	44,934
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2030	80	89,513
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2023, Ref. RB, (INS - Cal-Mortgage)(a)	4.00%	04/01/2043	50	49,859
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	24,850
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	24,763
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	445	468,123
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	15	15,885
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	50	56,449
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	70	77,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	$55	$ 56,919
El Dorado Irrigation District, Series 2020 A, COP	4.00%	03/01/2050	150	148,946
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	120	118,668
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	50	49,270
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2046	25	25,013
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2051	100	99,282
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	54,644
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	10	11,227
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	40	44,587
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	222,398
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	31,437
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	220	230,024
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	215	229,921
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	30	29,477
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	10	10,311
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	25	27,769
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	471,314
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	45	47,925
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	254,079
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	87,996
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	30	32,272
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	85,613
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	25,902
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	65,463
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	305	332,399
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	180	195,466
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	150	162,350
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	5	5,356
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	150	159,749
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	100	109,811
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	575	632,010
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	21,983
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	150	164,717
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	200	209,934
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	180	188,515
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	305	338,333
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	30	31,347
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	425	470,380
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	27,888
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	160	178,126
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	10	11,302
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	125	126,036
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	160,527
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	45	50,888
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	120	131,749
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	319,103
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	65	72,608
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	45,016
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	42,337
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	26,398
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	10	10,474
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	36,393
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	20	20,155
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	40	45,016
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	415	464,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	$380	$ 424,479
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	965	1,074,241
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	15	15,642
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	15	15,527
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	75	76,907
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	101,285
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	135	151,928
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	286,975
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2030	125	140,394
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	163,182
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	30	33,762
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	50	55,321
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	160	176,372
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	205	225,256
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2044	5	5,343
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2050	5	5,283
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	10	11,275
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	10	10,986
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	150	150,405
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	105	116,466
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	75	82,923
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	40	44,807
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	255	285,121
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	55	61,351
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,822
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	15	15,092
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	126,996
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	10	11,364
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	35	38,381
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	318,326
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	25	28,411
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	50	56,712
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	50	53,535
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	20	19,984
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	10	11,250
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	30	30,059
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	75	84,464
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	60	67,851
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	145	143,740
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	40	41,672
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	20	19,826
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	80	90,372
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2030	65	73,470
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	45	50,864
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	5	5,490
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	10	10,357
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	10	10,756
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	297,177
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	35	39,797
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	99,440
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	199,475
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	16,508
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	185,382
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	75	75,368
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	$100	$ 107,042
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	20	22,489
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	111,766
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	115	124,526
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	200	200,595
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	45,776
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	71,210
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	20	21,288
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	269,186
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	30	33,412
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	25	27,764
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	15	16,611
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	95	104,960
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	50	54,994
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	10	10,404
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	325	355,310
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	195	212,071
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	10	10,263
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	107,085
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	380	378,073
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	75	83,862
				27,032,126
Colorado-2.17%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	50	54,714
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	44,529
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	15	16,637
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	121,818
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	5,102
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	170	189,250
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	50	56,138
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	45	48,814
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	55	59,661
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	210	229,386
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	5	5,450
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	35	38,234
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,248
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	125	127,318
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	60	61,109
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	207,662
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	305,363
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	262,803
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	15	16,830
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	145	160,920
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	45	49,802
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	201,226
Denver (City & County of), CO, Series 2022 C, RB	5.00%	11/15/2030	5	5,579
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2030	10	11,126
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	278,830
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	255,519
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,438
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	21,847
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	35	38,583
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	75	81,928
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	115	121,516
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	135	141,967
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	15	15,634
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	60	62,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	$10	$ 10,297
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	20	20,504
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2038	5	5,104
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	9,781
				3,380,843
Connecticut-2.62%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	35	38,114
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	90	99,350
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	5	5,503
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	5	5,226
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	40	41,636
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	70	72,628
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	30	31,002
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	25	25,707
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	35,820
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,728
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	109,846
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	265,577
Connecticut (State of), Series 2020 A, RB	4.00%	05/01/2039	10	10,179
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	65	68,877
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	30	31,555
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	395	413,627
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	50	51,944
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	257,169
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	270	276,254
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2039	160	162,829
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	265	293,952
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	70	77,376
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	60	66,102
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	75	77,572
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	130,588
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	15	16,097
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	40	42,250
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	95	105,379
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	55	61,487
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	50	55,609
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	245	273,366
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	40	44,744
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	123,047
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	278,047
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	60	66,233
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	15	16,683
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	40	42,386
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	55	61,208
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	5	5,532
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	100,826
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	24,985
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGC)(a)	5.00%	08/01/2030	100	110,358
				4,087,398
Delaware-0.69%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	276,861
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	105,521
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	10	10,514
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	306,306
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	262,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-(continued)
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	$25	$ 27,804
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	25	27,723
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	15	16,587
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	40	44,108
				1,077,776
District of Columbia-2.00%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	71,258
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,939
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	50	55,488
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	221,044
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	137,692
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	274,501
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	54,698
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	212,643
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	184,858
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	313,970
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	75	80,800
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	56,019
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	241,205
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	38,247
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,726
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	65,890
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	20	22,467
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	5	5,572
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	10	11,204
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	35	38,858
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	55	60,827
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	50	55,061
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	109,327
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	395	428,886
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	112,888
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	215,390
				3,116,458
Florida-3.29%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	110	121,765
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2030	105	116,505
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	160	176,275
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	105	115,242
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	155	169,831
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	205	227,569
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2030	25	27,479
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2032	205	224,475
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2033	250	272,841
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2034	135	147,016
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	100	108,716
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	239,584
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	33,430
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	75	83,576
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	60	66,861
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	59,667
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	100	111,587
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	185	184,229
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	115	125,405
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	124,772
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGC)(a)	5.00%	10/01/2030	55	61,109
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,572
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	55	54,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	$45	$ 46,551
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	55	60,330
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	10	10,918
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	305	313,381
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	117,477
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2038	45	45,805
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	100	99,808
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	148,187
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,117
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	80	89,411
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	21,159
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	260,884
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	109,507
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	120	131,177
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2033	15	16,520
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2034	25	27,472
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGM)(a)	5.00%	08/01/2035	115	125,611
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	375	378,426
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	5	5,298
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	212,894
				5,118,144
Georgia-1.70%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	110	127,087
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	45	50,158
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2030	60	66,543
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	35	39,137
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	109,233
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	90	98,074
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	5	5,520
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	75	74,871
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	89,311
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	65	68,903
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	60	63,103
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	105	117,382
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	75	83,407
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	95	99,674
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,164
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	133,080
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	115	128,385
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	60,173
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	75	83,414
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	45	49,936
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	115	126,923
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	20	21,170
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	30	33,413
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	60	66,875
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	61,199
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	340	377,246
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	50	55,349
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	285	294,753
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	10	10,259
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	30	30,628
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	10,176
				2,646,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam-0.03%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$40	$ 41,305
Hawaii-0.61%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	30	32,464
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	129,935
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	554,784
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	44,213
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	182,379
				943,775
Idaho-0.01%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	15	16,723
Illinois-4.54%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	160	169,055
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	165	180,367
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	200	216,904
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	170	175,233
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	165	169,258
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	590	602,535
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	20	21,808
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	55	60,255
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	30	33,582
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	220,112
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	220	240,781
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	61,358
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	10	10,171
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	15,165
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	25,053
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,369
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	275	298,767
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	40	43,465
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	205	224,803
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	50	54,331
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	105	114,332
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	70	76,762
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	40	43,555
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	90	98,202
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	65	70,873
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	50	54,444
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	105	113,971
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	160	165,749
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	55	60,882
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	180	196,830
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	95	103,647
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	483,480
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2036	330	333,676
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2037	325	327,815
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	185	185,783
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	33,744
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	15	16,093
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	145	156,413
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	70	76,916
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	230	252,725
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	104,578
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	115	125,230
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	225	225,066
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	598,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	$10	$ 10,012
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	215,142
				7,073,220
Indiana-0.56%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	170	189,347
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	309,189
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	35	36,089
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	230	221,201
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	110	120,144
				875,970
Iowa-0.24%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	100	109,573
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	170	185,883
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	75	79,424
				374,880
Kansas-0.02%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	25	27,824
Kentucky-0.15%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	45	50,108
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	50	55,608
Kentucky (Commonwealth of) Turnpike Authority (Revitalizaton), Series 2024, Ref. RB	5.00%	07/01/2030	75	83,414
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	51,600
				240,730
Louisiana-0.66%
Ascension Parish School Board, Series 2020, GO Bonds	4.00%	03/01/2040	90	90,038
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	70,445
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	10	10,939
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	163,789
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	10	10,869
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	20	21,575
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	60	66,197
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	5	5,568
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	75	83,432
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	220	199,288
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	110	115,392
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	78,321
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	119,250
				1,035,103
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,624
Maryland-2.72%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	103,802
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	125	129,027
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	35	36,049
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	105	114,248
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	115	114,052
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	50	50,000
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	130	145,329
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	205	227,110
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	145	160,039
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	75	83,613
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	95	106,202
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	$115	$ 127,762
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	115	127,680
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	11,110
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2030	55	61,316
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	225	246,221
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	80	88,149
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	137,219
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	275,212
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	10	10,346
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	215	236,128
Maryland (State of) Department of Transportation, Series 2015, RB	3.00%	12/15/2030	5	4,942
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2030	60	59,394
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	180	201,175
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	210	231,641
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	45	49,525
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	366,652
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2033	15	16,482
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	83,335
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2030	5	5,556
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	105	116,669
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,559
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	50	54,852
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	20	19,595
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	40	42,526
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	117,184
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	45	50,307
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	180	196,750
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	15	14,935
				4,238,693
Massachusetts-4.26%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	50	56,207
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	35	39,028
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	80	89,438
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	60	67,265
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	170	184,344
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	10	11,149
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	90	98,748
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	5	5,220
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	25	26,037
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	15	16,622
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	45	49,576
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	11,170
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	558,987
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	284,462
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	95	103,699
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	135	147,024
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	225	243,158
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	75,174
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	643,341
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	234,952
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	85	88,399
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	290	300,101
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	20	20,594
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	10,246
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	5,039
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	94,635
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	200	221,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	$435	$ 460,111
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	396,615
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	10	11,211
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	270	302,693
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,613
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	55	61,317
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	170	188,997
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	20	22,482
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	5	5,628
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	111,571
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	36,554
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	200	219,947
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	5	5,611
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	50	56,729
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	145	164,513
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	5	5,502
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	55	59,726
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	20	22,523
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	170,109
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	264,761
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	120,683
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	45	48,831
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(a)	5.25%	08/01/2030	95	107,802
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	104,681
				6,640,668
Michigan-1.33%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	228,066
Michigan (State of), Series 2018, GO Bonds	3.00%	05/01/2030	60	60,049
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	60	67,011
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	720	801,676
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	55	56,487
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	225	253,083
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	60	67,489
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	183,795
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	20	21,989
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	220	227,800
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	98,169
				2,065,614
Minnesota-1.06%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	128,438
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	45	49,993
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	55,291
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	15	16,547
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	152,464
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	329,920
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	67,102
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	145	160,130
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	223,371
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	145,045
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	35	39,090
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	5	5,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	$100	$ 111,686
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	155	172,091
				1,656,752
Mississippi-0.12%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	55	56,704
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	30,916
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	50	51,314
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2037	45	45,968
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,475
				190,377
Missouri-0.79%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	405	452,997
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	10	11,185
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	52,290
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	5	5,501
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	100	108,977
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	105	116,632
Springfield (City of), MO, Series 2015, Ref. RB	3.38%	08/01/2030	20	20,001
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	185	208,260
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	255,736
				1,231,579
Montana-0.09%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	137,495
Nebraska-0.53%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	682,180
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	150	145,529
				827,709
Nevada-0.45%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	20	21,727
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	125	138,565
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	5	5,432
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	75	81,478
Clark County School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2040	50	50,216
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	55	54,342
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	215	238,361
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	110,824
				700,945
New Jersey-2.06%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	475	504,525
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	553,303
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	194,168
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	21,855
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	70	77,387
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB(b)(c)	5.00%	12/15/2030	85	95,406
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	385	395,028
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	274,162
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,194
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	70	76,505
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	10	10,877
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	15	16,187
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	150	149,297
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	52,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	$105	$ 116,081
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	187,940
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2030	60	66,332
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	160	176,828
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2030	15	16,722
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	115,524
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	90	93,868
				3,204,778
New Mexico-0.32%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	65	71,847
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	110	122,025
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	125	138,565
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	155	171,821
				504,258
New York-23.70%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	5	5,663
Brookhaven Local Development Corp. (Long Island Community Hospital), Series 2020, Ref. RB	5.00%	10/01/2050	150	155,506
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	25	27,833
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	40	44,290
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	25	27,584
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	170,167
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	45	50,327
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,984
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	75	77,512
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,586
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2041	25	25,083
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	620	634,168
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	1,525	1,568,094
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	550	575,016
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	5	5,238
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	130,360
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	5	5,200
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	60	66,150
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	251,514
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	35	38,171
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	155	170,888
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	70	77,175
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	235	266,321
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	80	79,664
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	30	30,421
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	25	28,014
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	37,426
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	142,724
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	95	105,965
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	155,714
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	190	210,760
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	250	276,574
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	70	72,379
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,443
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	10	10,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	$15	$ 16,735
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	222,838
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,195
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	5	5,593
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	277,922
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	404,366
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	135	148,789
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	10	10,982
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	164,113
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	30,889
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	217,101
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	165	165,731
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,251
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	760	846,783
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	30	33,236
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	551,070
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	514,248
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	25	27,046
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	5	5,402
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	105,287
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	395	440,104
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	44,331
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	25	27,855
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	105,848
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	30	33,426
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2030	10	11,142
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	80	89,135
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	110	121,749
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	25	27,707
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	59,647
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	10	11,171
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	230	256,263
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	10	11,157
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2030	5	5,441
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	230	238,123
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	285	310,220
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	135	134,654
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	125	140,036
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	10	9,929
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	184,847
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	150	150,036
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	70	74,882
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	160	179,246
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	400	418,055
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	261,161
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	10	10,697
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	199,197
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	253,546
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	263,267
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	128,833
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	170	191,568
New York (City of), NY Transitional Finance Authority, "Series 2024, RB"	5.00%	05/01/2030	10	11,067
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	363,745
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	30	33,200
New York (City of), NY Transitional Finance Authority, Series 2015, RB(b)(c)	3.00%	03/27/2025	70	70,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020 A, Ref. RB	4.00%	11/01/2038	$60	$ 61,134
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	405	411,627
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	50	50,818
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	5,055
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	60	65,398
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	140	141,630
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	100	100,111
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	410	453,758
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	15	16,601
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	275	303,434
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	70	77,238
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	105	114,527
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	5	5,094
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	5,067
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	25,277
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	550	589,305
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	500	493,811
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	80,414
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	105	117,096
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	100	110,932
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	60	66,317
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	325	337,440
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	38,181
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	20	20,919
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	70	78,064
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	150	167,279
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	105	116,654
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	75	83,640
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	90	100,874
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	22,304
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	66,912
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	15	16,600
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	5	5,533
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	15	16,728
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	20	20,000
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	225	246,897
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	4.00%	05/01/2038	230	234,766
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	50	55,542
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	57,165
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	10,313
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	10	11,022
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	70,908
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	229,769
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	145	160,610
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,468
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	110	114,908
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	10	10,398
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	35	39,182
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	30	34,002
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	65	70,485
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	35	38,342
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	110	121,924
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	160	177,597
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	160	180,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	$185	$ 205,783
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	40	44,354
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	205	213,221
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	150	155,447
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2037	80	82,147
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	20	19,393
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	190	213,824
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	120	132,183
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	295	324,023
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	854,369
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	131,077
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	205	210,837
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	390	399,610
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	102,062
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	45	45,658
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	25,160
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	430,048
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	125	137,008
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	45	49,949
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	5	5,527
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	85	95,233
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	195	215,762
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	360	397,573
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	155	170,216
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	387,657
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	20	22,200
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	75	83,220
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	120	132,147
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	150	164,530
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	505	560,540
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	15	16,702
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGM)(a)	5.00%	10/01/2030	35	39,214
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	30	33,299
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	15	16,702
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	325	335,112
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,591
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	20	22,597
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2030	5	5,641
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2030	10	11,282
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	27,358
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	375	381,543
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	25	25,287
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	625	598,947
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	35	34,034
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	5	5,523
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	35	38,660
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	20	21,944
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	55	60,213
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	60,083
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	90	98,086
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	20	21,603
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	35	35,182
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	205	227,138
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	204,979
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	15	16,516
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	45	50,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	$15	$ 16,749
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	183,147
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	90	99,087
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	645	707,328
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	190	207,601
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	20	20,225
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	5	5,033
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	190	203,212
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,279
New York State Urban Development Corp., Series 2020 A, Ref. RB	4.00%	03/15/2038	60	60,951
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	240	244,984
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	105	114,128
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	20	20,028
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	366,403
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	90	98,885
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	125	129,418
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	105	108,200
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	50	51,240
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2037	100	101,905
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	70	77,699
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	50	55,590
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	60	66,466
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	477,737
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	140	154,136
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	45	49,348
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2039	65	65,733
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	105	111,122
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	235	247,635
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	55	61,049
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	160	179,048
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	99,809
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	255	283,045
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2038	70	71,018
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	500	490,293
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	130	141,185
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	195	211,254
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	50	53,890
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	30	32,657
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	90	97,255
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,850
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	207,669
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	135	150,287
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	65	72,143
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	85	95,416
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	155	173,598
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	522,487
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	100	93,393
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	339,923
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	90	100,356
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	110	123,479
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	5	5,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	$20	$ 21,530
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	45	49,099
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	103,418
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	20	21,687
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	90	97,375
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	25	26,812
				36,905,302
North Carolina-1.47%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	50	55,846
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	15	16,630
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	10	11,058
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	330,400
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	35	38,237
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	557,690
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	70	77,719
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	35	38,530
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	95	104,335
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	60	66,616
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	230	249,181
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	260,786
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	113,306
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	25	27,809
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	10	11,154
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	65	72,007
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	100	111,333
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	130	145,529
				2,288,166
Ohio-1.93%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	20	22,012
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	25	27,441
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	130	141,343
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	70	76,092
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	4.00%	02/15/2039	200	201,270
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	87,232
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	50	54,362
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	15	15,338
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	45	48,861
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	45	49,918
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	184,005
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	40	44,483
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	15	16,647
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	77,493
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	40	44,172
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	105	105,452
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	49,284
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	185	207,526
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	230	257,383
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	5	5,592
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,110
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	70	77,319
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	50	55,132
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	20	22,036
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	54,951
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	250	273,800
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	15	16,384
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	15	16,330
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	270,957
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	$200	$ 216,182
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	141,476
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	10	10,338
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	10	10,300
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	90	100,997
				3,004,218
Oklahoma-0.07%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	52,162
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	20	22,170
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	9,796
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	20	21,987
				106,115
Oregon-1.44%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	5	5,083
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	50	54,018
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	15	16,155
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	250	257,298
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	15	16,662
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	50	55,240
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	25	27,488
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	87,661
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	97,850
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	152,066
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	205	229,659
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	50	51,712
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	54,770
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	35	39,237
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	702,457
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	55	60,669
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	219,835
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	108,922
				2,236,782
Pennsylvania-2.28%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	9,651
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	100	110,522
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	115	124,573
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	140	150,778
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	85,398
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	105	108,020
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	54,763
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	3.00%	03/15/2030	350	345,571
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	160	177,556
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	30	31,617
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	250	262,669
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	57,618
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	50	55,521
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	65	72,518
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	150	167,565
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	5.00%	09/01/2030	105	117,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	$40	$ 41,458
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	245,284
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	150	158,440
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	75	72,440
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	65	69,969
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	321,631
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	36,549
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	20	21,574
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	5.00%	08/01/2050	140	146,113
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	40	44,383
Ridley School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	11/15/2043	460	459,250
				3,548,576
Rhode Island-0.15%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	103,688
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	25	27,217
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	60	65,780
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	35	38,279
				234,964
South Carolina-0.57%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	98,467
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	378,027
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	168,072
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	146,155
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	90	100,439
				891,160
Tennessee-0.39%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	50	52,165
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	15	15,886
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	72,636
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	103,427
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	117,148
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	60	66,246
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	155	172,645
				600,153
Texas-7.39%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	70	77,106
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	340,799
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,281
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	55	61,247
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	277,882
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	93,743
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	155	173,138
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	45	50,266
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,208
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	46,975
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,600
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	240	264,960
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	60,744
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	29,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$25	$ 27,190
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,673
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	15	16,535
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	400	414,430
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	210	217,018
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	100,366
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	60	66,140
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	100	109,662
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	20	20,721
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	20	20,668
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	20	21,881
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	130	125,638
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	40	44,607
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	45	50,183
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	105	117,094
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	90	99,427
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,538
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	114,204
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	50,841
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	190,738
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	10	9,765
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	25	27,538
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	15	16,523
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	125	137,635
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	285	320,525
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	262,165
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	59,690
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	55,197
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	70	77,779
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	100	97,273
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	60	65,977
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	90	100,387
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	5	5,550
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	25	25,760
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	163,921
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	85	94,355
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	15,074
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	105	113,920
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	185	204,777
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	65	71,733
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	5	5,524
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	90	99,081
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	25	25,643
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,877
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	50	50,879
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	131,951
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	10	9,915
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	555,831
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	24,704
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	55	61,230
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	130	135,903
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	10	10,749
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	107,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	$15	$ 15,937
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	85	88,635
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	195	201,834
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	135	128,488
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	280	295,692
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,005
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	33,105
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	35	38,929
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,540
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	82,344
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	10,979
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	285	320,183
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	55	61,113
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	26,117
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	126,954
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	229,069
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	61,959
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	90	98,444
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	25	26,311
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	30	32,628
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	65	70,439
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	140	151,047
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	100	103,788
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	26,387
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	334,541
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,482
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	45	49,760
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	40	44,638
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	140	156,162
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	20	22,165
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	215,026
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	272,715
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	5	5,520
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	41,662
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	108,925
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	25	25,831
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	10,283
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	143,460
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	24,662
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	72,353
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	61,415
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	20	22,188
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	51,039
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,290
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,428
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2038	655	655,914
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	14,975
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,883
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	60	60,628
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,733
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	49,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	$25	$ 27,695
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	109,575
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	35	38,553
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,574
				11,501,724
Utah-0.41%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	195	213,131
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	25	27,324
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	200	222,731
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	105,822
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	65	67,737
				636,745
Virginia-1.27%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	72,304
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	110	122,096
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	70	77,373
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	175	176,725
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	156,237
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	5	5,417
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	54,810
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	110,570
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	38,615
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	81,311
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	164,267
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	154,798
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	200	221,043
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	70	78,030
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	55	61,310
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	225	250,812
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	140	155,606
				1,981,324
Washington-4.42%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	111,573
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	150	155,809
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	20	20,664
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	100	102,398
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	200	218,132
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	253,523
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	108,585
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	15	16,563
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	95	103,562
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	15	15,890
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	82,772
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	$110	$ 108,828
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	70	73,228
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	250	280,266
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	125	130,037
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	40	41,412
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	10	10,102
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	40	41,144
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	167,652
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	25	27,335
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	168,042
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	40	43,692
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	10	10,856
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	10	10,813
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	80,523
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	160,055
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	217,997
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	116,150
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	5	5,502
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	82,337
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	54,784
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	150	163,979
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	305	332,369
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	162,879
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	5	5,421
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	122,737
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	275,174
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	50	55,614
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	70	77,041
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	55	60,195
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	87,052
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	5	5,420
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,370
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	110	121,663
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	207,078
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	25	27,844
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2030	40	44,610
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	111,376
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	55,309
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	50	55,763
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	10	11,138
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	111,525
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	95	105,308
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	132,678
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	15	16,545
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	545	599,807
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	20	22,305
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	60,840
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	65	72,492
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	55	60,840
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	30	33,186
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	82,964
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	45	47,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	$40	$ 44,610
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	40	41,557
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	102,746
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	40,926
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	267,738
				6,878,996
Wisconsin-0.50%
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	155	172,482
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	270	300,452
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	75	83,459
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	70	77,895
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	40	44,511
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	15	16,692
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	75	83,728
				779,219
TOTAL INVESTMENTS IN SECURITIES(d)-98.52% (Cost $153,773,657)				153,429,708
OTHER ASSETS LESS LIABILITIES-1.48%				2,306,967
NET ASSETS-100.00%				$155,736,675

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.76%
Alabama-0.21%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$105	$ 117,022
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGM)(a)	4.00%	09/01/2046	15	14,401
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	70	77,290
				208,713
Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	35	39,408
Arizona-0.82%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	10	11,290
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	40	45,209
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	20	22,309
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	83,579
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	127,415
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	50	52,002
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	67,414
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	128,354
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	159,808
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	100	112,250
				809,630
Arkansas-0.12%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	115,871
California-19.40%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,750
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	28,590
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	5	5,733
California (State of), Series 2015 C, Ref. GO Bonds	3.25%	09/01/2031	60	59,753
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	180	203,255
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	25	28,195
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	155	173,609
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	10	11,201
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	35	38,791
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	85	95,205
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	382,112
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	275,282
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,329
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	70	73,293
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	160,747
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	145	164,745
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	60	68,411
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	325	365,191
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	75	83,927
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	475	523,382
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	51,198
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	225	246,581
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	265	299,236
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	55	62,489
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	119,579
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	398,129
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	20	22,723
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	200	227,234
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	5	5,681
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	39,766
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	180	204,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	$250	$ 283,694
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	370	420,880
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	20	22,773
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	210	241,471
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	10	11,449
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	55	62,795
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	10	10,692
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	656,770
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	318,666
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	20	23,075
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	100	96,881
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	270	304,105
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	105	119,151
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2033	125	141,064
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2035	15	16,805
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	15	16,760
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	79,434
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	30	33,855
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	22,407
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	103,791
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	15	17,083
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	16,985
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	157,978
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	10	10,496
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	102,360
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	53,872
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	75	84,568
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	50,414
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	55	61,421
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	20,952
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	300	337,201
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,402
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	15	17,043
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2031	110	124,979
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	15	17,202
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	53,843
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	69,651
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	53,608
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	20	22,998
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2031	5	5,724
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	20	20,339
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	35	37,609
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	100	114,180
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	112,073
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	141,878
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	80	90,303
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	90	101,330
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	25	28,073
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	20	22,035
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,561
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	91,082
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	$90	$ 98,580
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	455	495,656
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	5	5,347
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	109,750
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	15	15,694
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	52,106
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	20	21,639
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	57,781
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	130,240
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	50	54,753
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	60	65,308
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	95	102,096
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	5	5,210
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	115	128,213
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	5	5,574
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,742
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	235,473
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	125	142,609
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	70	74,769
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,286
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,515
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	145	155,954
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	10	10,628
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,206
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	75	85,640
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	100	112,365
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	20	22,187
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	160	173,036
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	35	40,259
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	33,379
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	10	11,034
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	115	132,391
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	110	109,159
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	350	396,686
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	230	244,600
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	60	68,637
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	100	114,395
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	30	34,319
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	64,822
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	160,595
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	5	5,795
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	15	17,311
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	65,248
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	10	11,490
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	160,983
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	60	68,456
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	20	22,694
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	160,028
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	20	20,002
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	100	93,709
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	215,190
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2037	65	66,710
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	30	34,639
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	173,319
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	10	11,484
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	5	5,769
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	200	201,706
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	$15	$ 16,154
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	215,381
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	265,899
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	169,923
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	236,000
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	40,090
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	55	63,053
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	115	131,839
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	20	21,481
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	30	32,109
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	100	106,612
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	55	58,401
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	25	26,419
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,506
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	34,527
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	198,448
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	51,836
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	114,717
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	5	5,708
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	50	56,529
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	25	28,189
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	100	112,468
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	100	115,708
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	158,243
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	59,547
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	30	34,760
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	15,033
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,931
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	20	20,475
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	69,043
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	20	22,896
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	150	168,832
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	65	65,261
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	15	16,741
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	45	44,883
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	204,603
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	210	238,703
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	70	79,024
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	75	84,384
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	35	39,274
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	89,311
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	114,556
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	565	609,294
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	180,036
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	148,865
				19,246,995
Colorado-1.73%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	50	55,578
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	65	73,333
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,229
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,769
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	208,006
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	50	51,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	$35	$ 38,643
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	214,567
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	140	156,836
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	15	15,238
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2035	10	10,127
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	10,113
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,671
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	55	62,382
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	15	15,246
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	100	102,507
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,007
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	15	16,973
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	179,377
Grand County School District No. 2 East Grand, Series 2022, GO Bonds	4.00%	12/01/2046	20	19,713
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	106,064
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	84,966
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	40	42,613
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	120	135,317
				1,717,838
Connecticut-2.78%
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,074
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	25	27,692
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	160	170,369
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	168,944
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	45	50,406
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	25	27,900
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	10	11,121
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	135	140,532
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	130	134,548
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	5	5,142
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	425	459,439
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	145	164,462
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	55,920
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	55	56,949
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	179,339
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	40	42,592
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	30	33,967
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	60	68,089
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	45	51,067
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	50	56,516
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	55	62,093
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	165	185,038
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	190	214,505
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	20	22,472
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	60	67,899
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	65	73,763
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	26,692
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	40	42,068
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	105	118,607
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	10	11,167
				2,759,372
Delaware-0.38%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	149,518
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	125	140,929
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-(continued)
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	$50	$ 56,446
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	27,892
				374,785
District of Columbia-1.66%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	33,251
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	68,247
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	5	5,595
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	144,929
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	72,151
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	45	46,976
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	31,182
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	35	38,408
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	48,550
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	184,645
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	105,910
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	122,102
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	35	36,379
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	106,856
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	99,903
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,246
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	75	84,029
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,717
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	30	33,049
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	10	10,252
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	325	350,190
				1,649,567
Florida-3.04%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	145	149,938
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	188,066
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,732
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGM)(a)	5.00%	07/01/2033	80	89,346
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGM)(a)	5.00%	07/01/2034	95	105,659
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	20	22,530
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2034	90	94,247
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	55	57,330
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	225	230,148
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2031	25	27,449
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	192,218
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	95	107,416
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	55	62,332
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	73,353
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	35	36,440
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	110	114,113
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	40	41,231
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	37,082
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	99,165
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	5	5,633
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	32,988
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	45	50,284
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	120,750
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,201
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,705
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	80	81,071
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	10	9,970
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	300	292,475
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	135,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	$35	$ 39,051
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	70	77,694
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	115	126,419
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	85	92,287
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	16,721
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	185	181,726
				3,017,195
Georgia-1.62%
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	15	16,955
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2031	30	34,105
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	40	45,395
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	25	26,587
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	25	26,514
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	20	20,969
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,446
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	105	119,064
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	10	11,254
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	15	17,009
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	20	22,679
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	95	107,154
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	130	145,044
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	195,145
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	113,394
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,507
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2043	250	249,766
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	10	11,290
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2040	225	230,159
Georgia (State of) Road & Tollway Authority, Series 2021 A, RB	4.00%	07/15/2041	25	25,297
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	50	55,380
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	15	16,116
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	100,431
				1,610,660
Hawaii-0.41%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	30	33,315
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	15	16,606
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	97,155
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	60,906
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	140	157,141
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	40	44,897
				410,020
Idaho-0.09%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	30	30,394
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	15	15,120
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	40	45,179
				90,693
Illinois-5.46%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	158,461
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	25	27,708
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2031	225	252,018
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	80	90,740
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	16,933
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	231,640
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	281,861
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,980
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	163,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	$25	$ 27,496
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	238,380
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	415	452,439
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	75,714
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	30	32,354
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	280	289,812
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	80	88,083
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	45	45,546
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	45	49,492
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	85	93,485
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	45	49,583
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	35	38,806
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	100	110,386
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	40	44,074
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	5	5,494
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	115,613
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	197,090
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	49,115
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	39,660
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	280	309,697
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,034
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	25	27,513
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2037	50	50,994
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	253,736
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	55	61,819
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	19,892
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	35	38,397
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	215	235,866
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	20	21,651
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	655	696,057
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	60	66,058
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	286,416
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	10	11,033
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	45	50,329
				5,411,253
Indiana-1.44%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	44,303
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	95	104,848
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	60	66,001
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2035	25	27,395
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2036	45	49,139
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	139,712
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	33,815
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	70	77,378
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	382,057
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	22,371
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	40	41,436
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	35	36,189
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	78,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	$30	$ 33,217
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	40	44,402
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	50	55,496
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	110,737
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	55	56,785
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2039	10	10,125
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2040	15	15,098
				1,428,896
Iowa-0.13%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	110	124,818
Kansas-0.12%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	100	105,267
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	10	11,140
				116,407
Louisiana-0.41%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	197,056
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	130	146,785
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	55	62,102
				405,943
Maryland-2.78%
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	145	161,008
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	65	73,579
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	20	22,695
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	90	101,354
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	15	16,561
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	375	422,923
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	205	231,331
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	105	117,955
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	30	31,421
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	65	72,776
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	40	44,691
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	445,272
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	39,527
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	120	118,596
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	315	285,594
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	120	133,578
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	170,535
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2031	15	16,916
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	15	16,611
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	25	28,384
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	52,705
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	56,697
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	99,265
				2,759,974
Massachusetts-3.61%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	10	11,519
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	40	45,546
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	10	11,330
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	5	5,558
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	35	39,105
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	168,061
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	377,054
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	155	176,492
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	500	526,391
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	210,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	$95	$ 99,694
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	235	246,450
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	276,507
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	90	102,603
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	40	45,656
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	30	33,989
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	65	73,456
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	120	136,969
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	153,719
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	74,280
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	130	136,878
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	60	68,452
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	85	98,208
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	136,905
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	50	52,068
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	10	10,378
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2040	95	96,794
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	5	5,423
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	125	129,222
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	15,821
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(a)	5.25%	08/01/2031	10	11,539
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,666
				3,581,993
Michigan-1.52%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	173,483
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	105	118,146
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	65	72,811
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	300	312,173
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2038	150	154,418
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	259,955
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	62,025
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,711
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	60	66,784
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	126,583
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	52,221
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	105,564
				1,509,874
Minnesota-1.08%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	20	22,166
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2037	25	25,289
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	20	20,138
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	29,997
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	340,407
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	45,419
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	31,744
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,147
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	55	62,451
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	50	56,704
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	50	56,704
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	245	277,248
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	5	5,642
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	45	50,861
				1,071,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.47%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	$5	$ 5,678
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	120	132,346
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	5	5,641
Springfield (City of), MO, Series 2015, Ref. RB	4.00%	08/01/2031	10	10,033
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	160,339
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	148,649
				462,686
Nebraska-0.11%
Central Plains Energy Project (Project No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	107,498
Nevada-0.38%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	10	10,606
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,163
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	45	50,112
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	175	194,246
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	60	67,511
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	39,336
				372,974
New Jersey-2.34%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	116,199
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	272,560
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	73,783
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	5	5,563
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	45	50,365
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	99,745
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	155	173,480
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	25	27,810
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	95	97,666
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2036	40	40,835
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	110	123,115
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	56,023
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	105	117,261
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	88,983
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	10	10,045
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	220	243,613
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	140	139,597
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	100	111,923
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	60	67,144
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	400	401,783
				2,317,493
New Mexico-0.24%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,836
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	224,314
				241,150
New York-21.15%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	15	17,269
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	45	50,924
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	45	51,096
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	35	37,076
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	198,474
Metropolitan Transportation Authority, Series 2015 F, Ref.RB	3.25%	11/15/2031	160	154,280
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	140	159,732
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	40	43,174
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	182,068
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	200	215,445
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	65	73,765
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	$315	$ 338,202
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	50	56,572
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	5	5,637
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,395
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	140	158,593
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	55	57,557
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	80	82,964
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	77,363
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	10	11,421
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	35	36,818
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	90	91,647
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	25	27,963
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	10,245
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	80	89,155
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	45	49,961
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	150	167,166
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	75	83,005
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	210	233,296
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	250,887
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	265	294,397
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	235	261,069
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	70	78,352
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2036	115	118,974
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	195	215,846
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	345	362,646
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	27,544
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	50	54,892
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	5	5,470
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	176,598
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	296,224
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	41,713
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	78,580
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	55	62,029
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	75	83,269
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	50	56,390
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	5	5,639
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	25	28,195
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	55	62,029
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	10	11,213
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	10	11,226
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	5	5,639
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	40	44,955
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	100	112,912
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	100	104,576
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	55,104
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	193,389
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	331,894
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	251,774
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	57,788
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	307,148
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,399
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	125	141,791
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	44,560
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	50	55,700
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	155,831
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	20	22,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	$80	$ 89,874
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	170	190,478
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	15,665
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	270	279,361
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	77,058
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	75	76,639
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	50	55,836
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	188,709
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2036	20	20,692
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2038	35	35,786
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	200	203,339
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	369,753
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	159,118
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	25	27,401
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	20	19,748
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	215	241,238
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	125	139,819
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	120	133,797
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	170	189,077
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,485
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	5,128
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2038	25	25,510
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	50	56,362
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	113,104
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	40	45,242
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	125	141,380
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	5	5,617
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	95	106,717
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	70	79,173
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	90	100,742
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	30	34,170
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	257,004
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	234,536
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	41,480
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	20	20,614
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	140	158,418
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	160	182,237
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	155	175,311
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	60	66,626
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	5	5,696
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	150	171,593
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	40	44,945
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	215	237,400
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	455	512,876
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	212,944
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	20	20,890
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	165	184,329
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	150	166,924
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	160,674
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	400	412,279
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2038	245	251,468
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	105,979
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	230	230,230
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	115,227
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	435	490,332
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	5	5,636
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	10	11,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2034	$90	$ 101,241
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2036	70	78,232
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2037	145	161,831
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	125	141,420
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGM)(a)	5.00%	10/01/2035	75	84,090
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGM)(a)	5.00%	10/01/2038	20	22,190
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	40	45,913
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	95	107,084
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	115	128,257
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	30	30,818
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	5	5,078
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	79,079
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	5	5,740
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	125	143,167
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2033	10	11,382
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2034	40	45,323
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2035	5	5,649
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2037	25	26,205
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2039	55	56,992
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2040	30	30,845
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	84,362
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,550
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	10	10,242
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	40	44,969
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	10	11,200
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	62,481
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	30	28,668
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	80	89,986
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	15,119
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	702,157
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	41,391
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	15	15,436
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	15,442
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	14,619
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	50	50,212
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	30	34,088
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	100	113,628
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	25	28,407
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	20	22,111
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	115	128,257
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	5	5,630
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	195	218,028
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2037	30	30,971
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2038	315	323,374
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	50	51,091
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	75	84,540
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,574
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	600	630,106
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	45	50,320
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	25	27,752
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,032
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	40	43,822
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	43,558
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	95	101,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	$75	$ 79,511
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	85	81,367
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	185,326
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	80	91,258
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	155	174,934
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	530	557,817
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	50	52,385
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	40	42,124
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	210	237,803
				20,985,766
North Carolina-1.40%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	113,456
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	5	5,541
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	113,738
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,224
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	33,789
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	5	5,606
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	25	27,787
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,308
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	30	33,789
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	337,699
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	5,106
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	95	106,855
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,761
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,711
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	103,045
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	345	390,242
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	40	45,444
				1,386,101
Ohio-3.35%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	5	5,504
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2038	270	273,888
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	20	22,214
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	102,662
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2037	35	35,756
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	75	84,962
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	25	28,321
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,880
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	9,159
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	36,183
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	10,946
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	261,752
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	102,138
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	25	27,969
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	30	34,028
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	120	138,249
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	355	375,433
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	70	73,407
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2031	15	16,748
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	189,319
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	50	55,375
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	70	77,229
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	181,637
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	15	16,661
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	5	5,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	$55	$ 60,642
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	15	15,222
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	122,885
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	25	28,209
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	100	112,456
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	150	167,567
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	615	645,945
				3,327,487
Oklahoma-0.30%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	104,722
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	184,176
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	10	10,540
				299,438
Oregon-0.17%
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	112,811
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	50	55,875
				168,686
Pennsylvania-2.56%
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	327,454
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	38,822
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	60	67,655
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	350	371,124
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	10	11,324
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	25	28,309
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	100	113,365
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2031	10	11,316
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	290	321,899
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	53,120
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	134,049
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	100,892
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	101,571
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	132,100
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	100	106,186
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	155,497
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2037	35	36,029
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2038	115	118,049
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	10	10,203
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	260	276,297
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2031	25	28,182
				2,543,443
Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	20	22,004
South Carolina-1.11%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	5	5,309
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	41,006
SCAGO Educational Facilities Corp. for Pickens School District, Series 2015, Ref. RB	3.50%	12/01/2031	20	19,760
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	260	290,539
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	11,025
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2036	15	15,184
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	351,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	$15	$ 16,234
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	45	47,616
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	45	50,422
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	135	142,009
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	105,991
				1,096,555
South Dakota-0.24%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	215	238,481
Tennessee-0.43%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	111,359
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	30	32,919
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	53,122
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	158,764
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	31,819
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	30	33,141
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,653
				426,777
Texas-7.33%
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	35	37,183
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	70	78,890
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	15	15,598
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	105	118,617
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,607
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	113,409
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	124,750
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	205	232,489
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	20	22,682
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	155	162,831
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	140	142,936
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,615
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	112,110
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	11,211
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	100	103,626
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	375	419,102
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	15	15,453
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	80	88,454
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	66,340
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	16,965
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	5	5,655
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	195	217,718
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,698
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	112,051
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	61,994
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	5	5,216
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	50	55,822
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	90	96,028
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	30	33,890
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	5	5,626
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	85	94,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	$270	$ 303,393
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	110	123,576
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	5	5,628
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	40	45,137
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2033	45	50,266
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	330	367,070
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2035	30	33,271
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	75	82,912
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	165	173,365
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	40	44,025
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	191,671
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	21,771
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	16,170
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	30	32,012
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	47,189
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	33,580
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	14,629
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	57,923
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	10	10,330
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	330	339,628
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	85	87,083
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	146,287
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	60	67,627
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	115	130,189
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	50,452
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	158,578
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	279,255
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	20	21,690
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	135	145,496
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	171,290
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	95	101,142
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	136,197
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	35	39,054
San Antonio (City of), TX Water System, Series 2021 A, Ref. RB	5.00%	05/15/2046	100	106,014
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,548
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	5	5,615
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	45	50,980
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	60	67,537
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	255	285,669
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	33,339
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	75	84,632
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	89,727
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	100	111,858
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	36,511
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	20,774
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	10	11,316
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	20	22,526
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	20	22,329
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	79,937
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	35	38,893
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	30	33,495
				7,268,121
Utah-1.26%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	100	112,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	$50	$ 55,316
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	5	5,495
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	21,911
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	32,662
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	10,878
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	54,147
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	25	26,772
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	5	5,329
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	338,666
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	284,337
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	115,789
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	100	113,031
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	76,895
				1,254,175
Virginia-1.30%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,689
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	30	34,143
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	173,998
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	90	101,102
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	50	56,168
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	5	5,266
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	105	117,892
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	145	162,803
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	147,104
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	230	258,825
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	51,792
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	35	39,605
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	125,190
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	5	5,644
				1,290,221
Washington-4.91%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	50,865
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	213,573
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	140	156,954
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	153,530
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	55	62,025
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	215	235,183
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	310	336,178
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,916
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	56,039
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	265,048
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	29,202
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	105	109,042
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	56,732
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	25	25,663
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	158,402
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	281,170
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	87,989
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	$65	$ 69,735
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	150	159,470
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	50	55,402
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	30	33,832
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	15	16,936
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	25	26,257
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	40	41,782
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	60	67,664
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	25	28,226
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	16,662
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	35	39,517
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	55	61,624
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	55	61,460
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	150,263
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	65	71,980
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	5	5,527
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	5	5,503
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	50	56,052
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	35	39,063
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	30	33,411
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	35	38,871
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	45	49,790
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	305	336,052
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	30	33,872
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	180	201,787
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	60	67,262
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	62,098
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	5	5,605
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	180,623
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	10,780
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	10	10,703
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	65	73,389
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	390	423,565
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	35	36,267
				4,870,942
West Virginia-0.10%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	95,196
Wisconsin-0.74%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	50	52,132
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	230	255,234
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	80	88,777
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	45	50,877
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	75	84,794
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	80	90,447
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	100	113,400
				735,661
TOTAL INVESTMENTS IN SECURITIES(d)-98.76% (Cost $97,581,553)				97,972,677
OTHER ASSETS LESS LIABILITIES-1.24%				1,232,964
NET ASSETS-100.00%				$99,205,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
February 28, 2025
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.58%
Alabama-0.39%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	$10	$ 11,123
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	25	27,722
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	80	88,072
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	155,719
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	111,521
				394,157
Arizona-0.43%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	57,201
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022, RB	5.00%	11/01/2047	50	52,683
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	25	26,674
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	22,862
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	56,660
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	5	5,649
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	80	90,086
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	50	55,819
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	10	10,192
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,334
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGM)(a)	5.00%	06/01/2053	25	26,003
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,333
				431,496
Arkansas-0.16%
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	26,572
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	134,023
				160,595
California-16.99%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	32,712
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	140	154,680
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	21,883
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	30	32,945
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	3.00%	04/01/2032	65	64,151
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	15	16,164
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	250	288,462
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	79,510
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	100	99,072
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	165,550
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	185	211,635
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	50	56,647
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	60	67,903
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	135	154,437
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	50	57,499
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	110	125,723
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	115	131,014
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	35	39,794
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	50	56,552
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	5	5,516
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	209,776
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	253,501
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	195	221,070
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	520	592,410
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	55	62,534
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	$100	$ 113,763
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	250	255,057
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	275,588
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	255,321
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	175	193,845
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	385	427,251
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	20	23,023
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	50	57,499
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	28,750
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	10	11,500
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	80	91,903
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	200	229,998
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, RB	5.00%	12/01/2034	5	5,846
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	247,016
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	35	41,205
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	501,357
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	58,600
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	60	69,745
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	5	5,785
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	80	80,513
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	406,212
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	108,050
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	50	51,884
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	335	327,295
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	388,097
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	170,684
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	80	92,115
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2032	125	144,359
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2034	5	5,729
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	205	218,126
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	100	109,236
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	15	16,301
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,528
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	15	17,220
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	111,829
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	20	23,340
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	63,756
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	37,974
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	45	44,216
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	125	140,975
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	5,593
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	5	5,549
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	133,800
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	26,372
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	155,244
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	44,174
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	5	5,498
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	10,972
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	10,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	$55	$ 57,907
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	261,791
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	111,597
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	100	111,111
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	160,377
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	20	22,071
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	21,779
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	55	60,281
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	59,464
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	10,877
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	53,683
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	15	16,195
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	31,986
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	55,176
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	168,592
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	36,967
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	210,025
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,639
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	74,427
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	45	52,164
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	5	5,828
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	25	28,936
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	70	80,694
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	45	44,268
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	75	86,288
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	74,567
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	5	5,725
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	20	22,845
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	84,293
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	10,318
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	45	45,191
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	45	52,224
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	10	11,605
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	41,104
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	20	23,123
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	69,763
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	162,362
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	101,879
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	115,095
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	100	114,209
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	56,905
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	250	282,479
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	22,527
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	27,756
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	195	214,432
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	240	258,379
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,772
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	20	23,449
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	175,863
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	40,994
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	21,783
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	215,671
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,821
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	114,127
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,721
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	200	202,538
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	27,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	$10	$ 11,692
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2032	85	99,383
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2032	20	19,850
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	113,872
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,764
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	70,500
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	46,345
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	10	11,535
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	294,095
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	190	214,522
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	99,165
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	300	290,112
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	45	46,970
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	70	76,801
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	50	54,552
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	252,152
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	46,387
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	65,528
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	55	63,955
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	22,024
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	166,930
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	15	16,146
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	10,806
University of California, Series 2022 BK, RB	5.00%	05/15/2032	110	126,885
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	269,261
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	30	34,562
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	165,789
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	15	16,996
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	168,607
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	144,187
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	161,490
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	120	138,420
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	10	11,535
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	65	70,441
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	180,466
				17,141,148
Colorado-3.92%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	211,005
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	61,944
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	185	221,273
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	115	136,741
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	118,823
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	60	70,462
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	27,808
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	48,759
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	271,836
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	80	90,709
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	95,551
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	260	273,416
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	15	16,908
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	1,000	1,115,845
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	$100	$ 107,740
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	50	53,870
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2032	30	34,221
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	267,221
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	15	17,047
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	55	61,604
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	50	55,263
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	109,393
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	160	172,065
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	96,993
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	150	150,546
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	50	54,433
				3,952,110
Connecticut-1.34%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	105	101,959
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	75	73,383
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	187,271
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	95,329
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	57,201
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	17,236
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	5	5,699
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	125	141,319
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	30	33,319
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	10	11,491
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2032	20	22,880
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	51,533
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	50	57,201
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	55	62,556
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	10	11,393
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	89,584
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,694
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	50	51,990
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	34,039
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	50,616
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	55	61,240
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	22,040
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	50	57,201
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2035	35	35,623
				1,347,797
Delaware-0.05%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	10	11,448
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	35	40,155
				51,603
District of Columbia-1.63%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	286,897
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	45	51,196
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	164,356
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	95	107,333
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	55	61,825
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	66,636
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	50	55,275
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,431
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	152,423
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	170,619
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	10	11,534
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	150	170,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2022, RB	5.00%	07/01/2038	$20	$ 22,348
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	20	22,803
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	15	17,232
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	235,637
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	20	22,467
				1,646,223
Florida-4.45%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	70	70,330
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	53,357
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	85	88,594
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	262,635
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	159,261
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2035	105	118,549
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2036	85	95,678
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	98,225
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2032	35	39,234
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGC)(a)	5.00%	07/01/2032	5	5,699
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	80	91,711
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	51,587
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	125	143,298
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	57,451
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	107,513
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,239
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	105,956
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	100,026
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	114,086
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGC)(a)	5.00%	10/01/2032	30	34,160
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	82,374
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	106,222
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	50	57,446
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	32,288
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2046	10	10,653
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2047	25	26,572
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	195	206,432
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	555	586,975
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	10	10,560
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	55	57,874
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	180,105
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	45,293
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	5	5,687
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	56,187
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	50	55,477
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	10	11,260
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	27,207
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	145,764
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	103,944
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	5	5,268
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	266,272
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	10	10,601
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	106,826
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	108,036
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	$200	$ 213,382
Tolomato Community Development District, Series 2022 A, RB, (INS - AGM)(a)	4.00%	05/01/2040	160	160,289
				4,490,583
Georgia-2.06%
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	21,791
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	95	102,906
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2034	50	57,066
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	155	175,800
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	33,790
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	39,167
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	20	22,755
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	50	53,167
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	40	45,986
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	45,716
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	22,787
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	73,830
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	118,526
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,846
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	78,201
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,048
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,431
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	30	34,264
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	30	34,492
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	158,428
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	57,487
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	74,733
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	55	61,025
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	71,261
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	16,349
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	80	85,803
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	300	323,058
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	10	11,462
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	190	217,806
				2,076,981
Hawaii-0.07%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	48,533
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	24,822
				73,355
Idaho-0.22%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	210	224,428
Illinois-6.20%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	132,414
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	150	161,057
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2032	205	230,074
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2035	230	255,163
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2036	100	111,097
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2036	45	49,757
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2037	30	33,020
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2038	45	49,346
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	15	16,343
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	75,540
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	45	52,408
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	5	5,605
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	150	161,164
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	15	16,046
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	45	41,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	$40	$ 44,179
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	88,928
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	50	55,180
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	60	65,871
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	260	286,214
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	150	164,387
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	80,066
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	38,765
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	150	167,835
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	5	5,443
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	250,449
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	60	67,088
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	75	82,437
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	100	109,498
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	65	70,921
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	75	82,653
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	15	16,283
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	213,694
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	11,146
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	145	160,357
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	105	115,548
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	295,998
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	80	89,002
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	10	11,131
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	10	10,981
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	38,154
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	340	358,869
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	423,708
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	25	28,256
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	34,095
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	315	330,422
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	245	254,935
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	30	32,348
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	545	583,005
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	183,770
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	15	16,746
				6,259,367
Indiana-0.87%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,700
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	34,114
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	65	73,589
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	15	16,910
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	80	89,849
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,811
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	55	57,424
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	133,941
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	87,604
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	185	193,828
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	21,892
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	146,089
				877,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.41%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	$80	$ 85,505
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	280	323,154
				408,659
Kansas-0.03%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	09/01/2052	25	26,513
Kentucky-0.32%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	15	17,080
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	123,509
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	100	103,447
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	80,987
				325,023
Louisiana-0.56%
Louisiana (State of), Series 2022 A, GO Bonds	4.00%	04/01/2039	50	51,282
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	74,183
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	90	102,779
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	225	219,136
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	39,299
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	35	37,216
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	42,295
				566,190
Maryland-1.47%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	81,035
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	135	153,309
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	50	56,614
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	5	5,637
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	75	74,929
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	130	149,214
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	25	28,618
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2032	10	11,478
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	95	84,953
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	120	135,577
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	252,764
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	70	79,786
Maryland (State of) Department of Transportation, Series 2017, RB	3.25%	05/01/2032	15	14,893
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	180	177,300
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	9,692
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	49,347
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	84,525
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	17,235
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,402
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,667
				1,483,975
Massachusetts-3.16%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	23,162
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,792
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	10	11,329
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	55	64,285
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	150	173,157
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	25	26,463
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	231,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	$75	$ 85,443
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	25	28,338
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	11,216
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	122,419
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	278,378
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	237,508
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	356,785
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	96,046
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	454,118
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	10	11,494
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	150	173,514
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	5	5,766
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	105	111,011
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	35	38,765
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	215	242,774
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	110	127,552
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	55,105
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	130	140,855
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	15	16,818
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	35,767
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	21,490
				3,186,464
Michigan-1.07%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2032	45	50,966
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	177,246
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	20	22,824
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	30,078
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	28,323
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	40,478
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	15,971
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	160,178
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	30	33,737
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	50	55,415
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	30	33,073
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	272,507
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	43,785
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	111,475
				1,076,056
Minnesota-1.38%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	535	569,776
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,472
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	90,668
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	57,439
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	5	5,728
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	212,526
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	150	168,417
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	22,362
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	4.00%	11/15/2039	50	50,635
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	157,321
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,673
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	$15	$ 16,911
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	25	28,084
				1,396,012
Mississippi-0.23%
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	235	236,756
Missouri-0.58%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,506
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	107,508
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	30	33,596
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	68,857
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	114,378
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2037	100	102,752
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	60	65,656
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	10	10,063
St. Louis School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2042	75	80,612
				588,928
Montana-0.27%
Montana State Board of Regents, Series 2022, RB, (INS - AGM)(a)	5.25%	11/15/2052	250	268,112
Nebraska-0.48%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	65	63,502
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	364,215
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	56,702
				484,419
Nevada-0.47%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	70	78,550
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	70	71,066
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	56,952
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	40	38,902
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	20,190
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	205,926
				471,586
New Jersey-2.74%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	86,626
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	536,824
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	55,038
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	15	16,181
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	27,926
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,201
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	139,018
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	55	63,040
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	11,157
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	415	463,002
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	250	248,664
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	246,411
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	24,587
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	25	28,305
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	20	22,487
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	15	16,795
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	95	105,864
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	75	83,078
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	15	16,528
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	11,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	$20	$ 23,026
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	25	28,833
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	10	11,270
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	45	51,360
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	10	11,144
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	25	27,699
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	65	73,239
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	50	54,922
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	50	54,203
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2032	50	56,609
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	65	73,592
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	45	50,948
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	10	10,213
Union County Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	15,003
				2,767,033
New Mexico-0.24%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	40	45,520
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	90,841
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	102,196
				238,557
New York-19.45%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	10	11,681
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	78,216
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	50	50,717
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	5	5,744
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	34,353
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	5	4,990
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	50	53,144
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	56,240
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,155
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	21,399
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	200	211,579
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	15	15,783
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	10	11,455
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	187,325
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	5	5,759
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	150	161,961
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGM)(a)	5.00%	06/01/2032	130	148,480
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	22,422
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	45	50,450
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,630
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	80	90,538
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	20	22,550
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	20	22,454
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	65	72,656
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	150	167,371
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	55	61,116
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	334,184
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	227,976
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	25	24,477
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	25	28,540
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	10	11,416
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,416
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	285,398
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	20	22,832
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	25	28,540
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2032	5	5,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	$35	$ 39,758
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	5	5,719
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	15	16,991
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,642
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	20	22,472
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	10	11,193
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	90,780
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	30	33,891
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	55	62,007
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	33,451
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	160	176,782
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	27,389
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	300	322,784
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	108,130
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	45	50,742
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	60	67,409
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	25	27,855
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	20	22,589
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	35	39,421
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	70	76,368
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	40	44,130
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	16,472
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	142,303
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	495	533,135
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, RB	3.13%	06/15/2032	20	19,779
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	227,767
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	143,958
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	189,291
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	128,629
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	3.13%	07/15/2032	15	14,932
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,636
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	45	50,286
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	105	117,084
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	95	105,300
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	27,600
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	150	161,506
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	30	32,054
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	20	22,823
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	15	17,187
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	105	119,521
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,657
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	172,378
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	70	77,742
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	30	33,145
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	16,455
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	59,814
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	50	53,993
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	80,084
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	454,363
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,259
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	80	91,760
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,314
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	83,964
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	10	11,121
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	83,295
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,262
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	45,926
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	252,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	$15	$ 14,811
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	405	432,453
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	425	449,080
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	226,766
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	20	22,621
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	147,957
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	16,898
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	147,410
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	50	55,999
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	365	414,405
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	55	61,258
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	311,938
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	5	5,566
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	62,231
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	410,487
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	100	103,520
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	315	359,932
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	30	33,960
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	165	187,224
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	75	84,315
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2038	60	61,816
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	5	5,057
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	228,528
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	15,767
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	15	15,677
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	45	50,589
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	61,516
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	65	66,967
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	680	741,243
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	555	589,774
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	33,128
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2032	10	11,482
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	262,807
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,222
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGM)(a)	5.00%	10/01/2034	15	17,129
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGM)(a)	5.00%	10/01/2038	40	44,972
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	135	152,507
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	10	9,537
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2032	25	28,505
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2032	10	11,611
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	25	28,056
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	15	17,233
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	20	22,977
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	165,285
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	5	5,695
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	30	33,897
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	35	39,384
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	15	16,774
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	16,686
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	185	195,747
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	68,675
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	25	28,376
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	142,526
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	25	27,221
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	85	91,036
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	298,804
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	465	493,281
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	144,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	$90	$ 96,005
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	23,067
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	171,396
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	56,752
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	105	118,792
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	115	131,736
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	15	17,066
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	90,545
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	109,982
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	170,301
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	5	5,706
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	25	28,566
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	37,199
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	45	48,586
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	75	75,019
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	4,943
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	154,775
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	60,403
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	100	107,379
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	10	10,698
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	80	88,203
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	102,177
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	269,494
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	75	83,509
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	25	25,670
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	475	549,469
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	35	35,613
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	30	33,985
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	174,084
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	43,175
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	110	117,489
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	176,296
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	250,545
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	258,132
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	135	143,674
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	372,488
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	40	45,942
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	35	40,348
				19,618,673
North Carolina-0.76%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	51,738
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	21,742
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	150	148,540
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	40	46,117
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	45,759
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	25	28,507
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	20	22,304
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	35	39,910
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	96,196
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	15	16,845
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	132,165
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,398
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	91,782
				764,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-1.00%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	$65	$ 64,120
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	20	22,958
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	15	17,218
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	195	224,634
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	90	103,029
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	30	34,543
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	75	84,555
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,624
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2032	5	5,656
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	30	33,208
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	57,596
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	20	22,633
Rickenbacker Port Authority, Series 2002, RB	5.38%	01/01/2032	110	121,759
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	214,266
				1,011,799
Oklahoma-0.63%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	25	27,907
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	110,786
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	219,727
Oklahoma (County of), OK Finance Authority, Series 2023, RB	5.00%	09/01/2041	5	5,399
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	271,379
				635,198
Oregon-0.27%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	34,313
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	120,387
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	30	29,953
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	92,093
				276,746
Pennsylvania-3.74%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	100	105,589
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	50	56,870
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	10	11,246
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	211,076
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	4.25%	12/01/2047	50	49,953
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	167,738
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	50	52,710
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,283
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	41,781
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	143,554
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	79,683
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	172,060
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	350	401,473
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	45	51,668
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	40	45,819
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	110	125,180
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	35	39,464
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	20	22,106
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	10	10,470
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	182,981
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	3.00%	06/01/2032	50	49,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	$85	$ 97,335
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	16,071
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	38,078
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,246
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	172,757
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	449,012
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	68,216
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2035	145	158,817
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2036	65	70,848
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2032	160	182,486
Ridley School District, Series 2024 A, RB, (INS - AGM)(a)	5.00%	11/15/2050	150	155,911
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	10	11,339
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	111,639
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	166,241
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,699
				3,775,488
Puerto Rico-0.10%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	100,330
Rhode Island-0.02%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	16,669
South Carolina-0.59%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	106,958
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	15	15,976
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	65	72,838
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	155,793
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	10	10,045
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	15	16,763
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	5,011
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	139,582
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	75,216
				598,182
Tennessee-0.57%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	155,801
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,132
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	15	15,665
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	80	88,997
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	15,413
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	10	10,022
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	267,416
				574,446
Texas-10.65%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	20	21,341
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	75	71,910
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	64,066
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	30	34,205
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	10	11,402
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	20	22,789
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	217,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	$165	$ 173,675
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	125	143,487
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2034	55	62,498
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	190	207,186
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	96,801
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	65	69,100
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,319
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,752
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	50	53,086
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	110,576
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	84,464
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	22,452
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	27,946
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	28,088
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	22,400
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	60	66,780
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	22,192
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	22,029
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	15,804
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	20	22,897
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	25	28,621
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	84,848
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	43,940
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	21,831
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	69,105
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	10	11,353
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	106,504
Elgin Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2047	90	87,703
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	121,958
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	105,766
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	98,733
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	395	382,750
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,965
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	100,816
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	55	62,218
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	104,969
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	200,122
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	10	11,392
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	50	50,316
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	70	73,740
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	25	26,018
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	42,023
Houston (City of), TX, Series 2014, RB	4.00%	11/15/2032	135	135,112
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	117,007
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	25	28,535
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	67,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	$215	$ 242,261
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	60	67,381
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	100,578
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	110,405
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	96,897
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	30	34,285
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	250	273,696
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2032	40	45,382
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	45	50,787
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	20	21,937
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	11,326
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	160	155,038
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	104,879
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	54,983
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	95	98,557
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	70	78,729
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	20	21,843
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	210	222,999
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,223
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	69,023
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2039	20	22,185
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	40	44,193
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	210	239,945
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	25	27,001
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	114,616
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	209,459
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	80	84,198
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	112,137
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	73,754
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	164,555
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	15	16,968
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	200	225,512
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	22,477
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	10	11,185
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,967
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	39,010
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	42,073
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	107,345
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	105,881
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,209
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	30	33,449
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	205	199,731
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	106,433
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,693
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	105,326
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	106,886
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	100	99,465
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2032	5	5,683
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	10	11,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	$5	$ 5,654
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	20	22,529
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	40	44,793
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	77,883
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	15	16,568
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	54,982
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	85	93,674
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	100	105,186
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	90	100,758
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	43,723
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2032	10	11,357
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	370	422,660
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	50	56,913
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	45,309
Texas (State of) Water Development Board, Series 2022, RB	4.45%	10/15/2036	20	21,482
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	37,517
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,332
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	170	180,537
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	105,885
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	250	259,694
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	42,714
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	5	5,704
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	105	117,333
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	105	104,474
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	78,764
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	44,914
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	15	16,569
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	55	59,474
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	145,201
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGM)(a)	5.50%	12/15/2050	40	43,510
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	65	62,465
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	150	148,986
				10,744,543
Utah-1.55%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	149,193
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	111,803
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	105	116,842
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	121,002
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	15	16,417
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	120	130,438
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	5	5,403
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	139,743
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	16,342
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	100	114,374
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	39,688
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2035	25	28,215
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	156,685
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2038	50	55,668
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	104,682
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	146,883
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(a)	5.25%	06/15/2032	95	106,177
				1,559,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-2.01%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	$150	$ 161,650
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	30	32,133
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	15	16,799
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	251,970
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	80,469
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	159,801
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	5	5,290
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	35	39,856
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	20	22,761
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	172,567
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	60	67,646
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	84,254
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,120
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	40	43,427
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	170,812
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	16,934
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	63,064
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	20	22,752
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	105	119,022
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	65	73,459
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	65	73,099
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	105,989
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	100	107,914
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	35	40,052
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,291
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	50	52,507
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2037	15	15,628
				2,027,266
Washington-4.00%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	56,364
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	45	49,927
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	106,119
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	17,139
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	15	17,048
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	332,082
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	35	39,244
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	22,002
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	35	37,518
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	50,718
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	34,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	$5	$ 5,722
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,673
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	347,840
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	16,453
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	25	28,088
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	50	55,875
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	10	10,294
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	10,228
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	20	21,362
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	15,832
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,692
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	30	34,036
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,592
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	10	11,124
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	31,674
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	330	377,057
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	100	114,374
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	131,531
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	35	39,805
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	125	141,731
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	105	119,356
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	50	57,187
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	70	78,397
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	5	5,572
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,539
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	225,060
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	136,075
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	325,238
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	113,109
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	85	95,836
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	95,427
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	106,142
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	55	61,326
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	35	38,866
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	43,685
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	15	15,966
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	45,750
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	40	43,194
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	26,927
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	60	64,476
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,507
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	26,812
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	112,361
				4,037,752
Wisconsin-1.05%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	35	40,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	$100	$ 113,198
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	22,559
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	55,887
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	5	5,564
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	120,322
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	10	11,498
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	260	298,935
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	15	15,023
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	376,198
				1,059,291
TOTAL INVESTMENTS IN SECURITIES(d)-98.58% (Cost $98,981,374)				99,451,818
OTHER ASSETS LESS LIABILITIES-1.42%				1,429,520
NET ASSETS-100.00%				$100,881,338

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.71%
Alabama-2.46%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$15	$ 16,792
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	45	49,872
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	75	82,475
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	131,096
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	647,541
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	5	5,546
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	445	483,635
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	25	26,707
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	326,773
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	16,116
				1,786,553
Arizona-1.47%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,315
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	20	22,804
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	85	82,588
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	28,620
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	80	91,256
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	73,828
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	16,446
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	40	44,023
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	105	115,079
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	176,942
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	122,444
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	276,586
				1,067,931
California-16.85%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	64,993
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	141,504
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	5	4,977
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	41,167
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	150	161,413
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	100	108,356
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	49,591
California (State of), Series 2015, Ref. GO Bonds	3.50%	08/01/2033	5	5,000
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	281,059
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	165,345
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	230	266,344
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,733
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	34,917
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	17,347
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	10	11,556
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	275	315,844
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	5	5,758
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	65	74,807
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	74,058
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	660,165
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	16,788
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	98,931
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	104,080
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	125	143,260
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	315	351,214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	$10	$ 10,168
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	5	5,568
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	64,014
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	5	5,819
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	40	46,508
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	150	178,429
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,375
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	50	50,001
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	15	17,252
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	25	28,581
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	375	425,032
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	33,681
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	47,590
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	5	5,847
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	160	188,959
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	25	29,525
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	5	5,908
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2033	50	58,266
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2036	20	23,013
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2038	30	34,535
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	4.50%	11/01/2043	10	10,499
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2044	15	16,578
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2033	20	23,028
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2035	45	51,955
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	140	160,896
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2033	50	58,266
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	25	24,635
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	111,729
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,964
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	25	24,886
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	252,519
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	160	180,911
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	20	21,747
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	100,231
Imperial (County of), CA Community college District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2053	10	10,976
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	40	39,149
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	415,937
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	109,730
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	5	5,916
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	110	109,661
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	15	17,385
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	20	22,456
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	50	55,815
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	26,703
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	120	131,576
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	5	5,437
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,393
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	10	11,311
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	16,924
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	80	89,366
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	55	59,321
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	181,851
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	10	10,588
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	$20	$ 22,750
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	17,041
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	79,624
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	20	23,610
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	88,642
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	80	94,092
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	51,879
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	20	22,953
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	11,442
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	15	17,052
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	50	56,305
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	90	100,458
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	180	199,661
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2033	35	40,921
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2035	40	46,628
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2036	5	5,809
Los Angeles Unified School District (Green Bonds), Series 2023 A, COP	5.00%	10/01/2038	10	11,488
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	23,524
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	140	153,563
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	40	43,227
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	55,164
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	150	165,085
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	120,196
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	43,033
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	60	65,720
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	35	37,989
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	10	11,922
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	20	23,753
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	47,018
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,810
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	55,759
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	5	5,019
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	20	23,450
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	64,218
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	75,507
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	10	11,571
San Diego Community College District, Series 2024, GO Bonds	4.00%	08/01/2043	10	10,228
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	100	109,592
San Diego Unified School District (Green Bonds) (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2053	25	27,225
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	17,462
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	55	61,070
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	65	72,004
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	35,102
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	25	26,148
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	123,737
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	30	31,955
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	100	117,027
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	56,088
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	20	22,283
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	120	118,642
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	128,190
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	41,279
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	$25	$ 29,293
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	169,672
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2039	25	27,856
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	210	222,342
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	85	91,100
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	60	64,608
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	114,776
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	15	17,516
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	202,645
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	50	58,385
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	50	57,899
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	55	63,307
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	35	40,132
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	255	291,298
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	335,776
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	30	33,396
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	120	132,756
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	70	81,740
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	60	69,478
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	5	5,839
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	15	17,516
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	214,946
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGM)(a)	4.50%	08/01/2053	135	138,237
				12,237,045
Colorado-1.00%
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	5	5,595
Boulder Valley School District No. Re-2 Boulder, Series 2023, GO Bonds	4.13%	12/01/2046	150	149,509
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	150	163,838
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	15	16,958
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	25	28,359
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	218,494
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	17,182
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2036	45	51,377
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2037	30	34,079
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	24,893
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	14,529
				724,813
Connecticut-1.11%
Connecticut (State of), Series 2016 A, GO Bonds	3.25%	03/15/2033	20	19,959
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	34,082
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	40	42,553
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,749
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	226,354
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	35	40,016
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	40	45,534
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	10	11,340
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	175	197,463
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	28,069
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	25	27,509
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	16,743
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGC)(a)	5.00%	08/01/2033	50	57,040
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	55,442
				807,853
Delaware-0.26%
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	50	49,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-(continued)
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	$10	$ 11,616
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	98,080
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,247
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	11,385
				187,808
District of Columbia-2.18%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	171,495
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	80	91,927
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	50	57,221
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	10	11,397
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	51,073
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	50	56,470
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	10	11,039
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	5	5,479
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	129,640
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	27,245
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	10	11,316
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	30	33,493
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	10	11,063
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,486
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	284,435
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	32,872
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	55	58,928
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	226,706
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	86,820
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	45,425
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	33,906
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	55	61,491
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	30	33,392
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	25	27,371
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	5	5,442
				1,582,132
Florida-3.00%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	54,664
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	188,170
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	43,518
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	5,798
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	284,093
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	23,494
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	150	167,301
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	77,449
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	5	5,540
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	160,950
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	109,108
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	19,249
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	165,265
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	166,357
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	15	16,921
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2038	155	172,690
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	3.25%	02/01/2033	100	97,830
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,362
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,583
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	88,981
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	59,969
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	106,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Putnam County School District, Series 2023, GO Bonds, (INS - AGM)(a)	4.25%	07/01/2052	$100	$ 99,820
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	30	33,915
				2,175,959
Georgia-1.74%
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,418
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	100	106,231
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	80,572
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	50	57,314
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,735
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	29,119
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	346,032
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,748
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	217,675
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	47,133
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	35	39,868
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,800
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	25	28,998
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	250	289,744
				1,265,387
Hawaii-0.17%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,163
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	5	4,987
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	75,006
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	16,340
				120,496
Idaho-0.54%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	20	22,220
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	273,887
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	80	92,447
				388,554
Illinois-4.43%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	70	75,638
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2033	160	179,703
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	31,081
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	170	182,890
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	265,624
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	27,386
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	178,986
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	5	5,897
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	141,119
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	79,595
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	172,458
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	50,713
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	35	38,863
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	15	16,576
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	521,364
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	80	88,813
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	25	28,043
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	5	5,547
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	40	44,773
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	137,098
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	45,943
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	230,118
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	204,049
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	50	55,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	$50	$ 54,499
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	150	165,506
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	80	89,969
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	5	5,637
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	70	78,743
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	10	11,270
				3,213,555
Indiana-1.15%
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	10	11,328
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	5	5,700
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	74,693
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	27,513
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	109,481
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	55	58,139
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	44,929
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	100	101,490
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	212,821
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	125	136,370
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	52,892
				835,356
Iowa-0.38%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	109,605
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	145	167,417
				277,022
Kentucky-0.72%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGM)(a)	4.50%	10/01/2053	150	153,859
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	174,443
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	25	28,556
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	125	142,219
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	25	26,541
				525,618
Louisiana-1.01%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	272,565
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,803
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	25	23,920
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	5	5,733
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	115,409
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	65	74,363
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	11,209
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	200	217,329
				731,331
Maryland-1.07%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	20	21,416
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	75	85,711
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	45	51,800
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	35	31,192
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	45	51,634
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	135	123,214
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	161,295
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	113,078
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	25	24,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2033	$65	$ 75,134
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	40	38,754
				777,774
Massachusetts-4.74%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	109,064
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	29,421
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	40	39,319
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	60	57,851
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	55	62,844
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	10	11,686
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	40,263
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	80,266
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	16,864
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	200	218,207
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	700	747,641
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	37,052
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	20	22,952
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	21,374
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	58,078
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	100	115,038
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	22,933
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	15	17,085
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	70	77,774
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	38,186
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	10	10,703
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	20	22,725
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	185,662
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	17,143
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	130,988
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	210	223,169
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	22,325
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	16,629
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	145	159,306
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	10	9,662
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	325	353,632
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	235	248,233
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	30	31,380
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	10	10,776
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	40	39,338
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	115,449
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	15	17,499
				3,438,517
Michigan-1.61%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGM)(a)	5.00%	05/01/2053	100	105,497
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	125,036
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	146,323
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	30	34,447
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	20	22,697
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	113,298
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	54,870
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	85	92,483
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	274,233
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	122,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	$65	$ 62,628
Michigan Technological University, Series 2023 C, RB, (INS - AGM)(a)	5.25%	10/01/2053	15	16,161
				1,170,345
Minnesota-0.65%
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	57,520
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	68,797
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	232,077
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	103,038
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,345
				472,777
Missouri-0.88%
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	5	4,555
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	13,811
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	105	120,231
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	50	52,728
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	83,909
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	20	21,613
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGM)(a)	3.25%	12/15/2033	345	339,590
				636,437
Nebraska-0.76%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	70,833
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	25	27,243
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	276,497
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	15	17,205
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	161,139
				552,917
Nevada-0.87%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	40	39,372
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	27,888
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	11,078
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	200,036
Clark County School District, Series 2023 A, GO Bonds	4.00%	06/15/2043	10	9,854
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	5	5,300
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	55	53,057
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	115,541
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	56,491
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	44,802
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,969
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	50	57,596
				631,984
New Jersey-3.38%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	214,823
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	5	5,101
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, RB	5.00%	06/15/2038	70	77,979
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	25	28,015
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	312,893
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2038	5	5,568
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	45,759
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	135	153,101
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,202
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	90	100,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	$15	$ 16,643
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	15	16,559
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	15	17,159
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	45	51,350
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	70	79,436
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	110	123,978
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	25	28,008
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	55	61,338
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	166,389
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	38,517
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	125,070
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	205	219,294
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	115	123,972
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	15	17,161
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	21,995
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	350	378,220
				2,457,400
New Mexico-0.09%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	55	63,117
New York-18.61%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	60,615
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	27,159
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	240	258,912
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,480
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	5	5,824
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,736
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	240	256,081
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	180	169,075
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	45	42,940
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	85	91,102
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	65	63,602
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	28,239
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,729
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	200	221,884
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	10	11,003
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	44,733
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	68,833
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	53,611
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	90	84,886
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	9,945
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	59,845
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,587
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,532
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	148,394
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,681
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	15	16,903
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2033	5	5,765
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2035	5	5,707
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2043	5	5,426
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	30	31,714
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,765
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	5	5,738
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,765
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	568,884
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	50	56,630
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	146,561
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	20	22,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	$95	$ 104,592
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	255	275,449
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	50	57,650
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	5	5,653
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	5	5,854
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	108,744
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	40	46,207
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	600	644,911
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	64,283
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	10	10,961
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	250	270,479
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	60	69,805
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	175	202,731
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	60	68,503
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	270,577
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	80	87,348
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	111,035
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	20	22,715
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	34,177
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	102,375
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	50	56,119
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	15	16,796
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	15	16,690
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	118,411
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	210	224,218
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	65	68,811
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	302,425
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2037	30	33,766
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	34,422
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	5	5,719
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	219,768
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	84,257
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	15	16,800
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	45	50,217
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	65	71,635
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	61,858
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	85	95,041
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,493
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	5	5,446
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	172,861
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,724
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,724
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	10	11,358
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	35	39,673
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	5	5,644
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	15	16,891
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	10	11,261
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	20	22,142
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	11,126
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	541,926
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	146,163
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	100	115,285
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	105,038
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	28,222
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	100	112,047
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	34,576
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	5	5,729
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	90	101,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	$20	$ 23,247
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	17,288
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	585	511,171
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	50	56,944
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	25	29,480
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	20	23,117
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	5	5,730
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	62,690
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	50	56,182
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	20	22,967
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	55	62,901
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	170	193,184
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	55	62,090
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	50	56,172
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	33,450
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	5	5,532
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	214,864
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGM)(a)	5.00%	10/01/2033	25	28,960
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	17,280
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	20	23,117
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	45	51,250
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	5	5,656
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	130	138,309
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	55	58,109
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	25	29,526
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2035	80	94,374
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2038	15	17,364
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.25%	11/15/2039	60	70,729
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGM)(a)	5.25%	11/15/2040	80	93,311
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	180	193,866
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	143,013
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,715
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	10	11,657
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	101,424
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,670
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	144,730
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	373,455
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	263,679
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2040	20	22,329
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2041	25	27,674
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.25%	05/15/2058	375	401,805
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,650
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	50	53,538
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	5	5,850
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	105	120,361
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	17,087
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	45	51,706
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	155	177,605
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	50	55,868
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,492
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	10	11,663
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	32,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	$20	$ 23,238
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	115	132,761
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	40	39,313
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2043	45	49,083
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	70	74,792
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	25	28,990
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	40	46,228
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	35	40,296
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	55	62,896
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	213,438
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,440
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	28,174
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	40	42,826
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGM)(a)	5.75%	11/01/2048	200	222,716
				13,513,412
North Carolina-0.69%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	271,600
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	20	22,946
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	20	19,681
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	40	39,361
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	17,030
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	10	11,631
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	100	116,635
				498,884
Ohio-2.14%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	130,746
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	50	48,840
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	205,455
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	79,613
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	20	23,306
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	25	28,665
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	51,785
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	33,863
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	30	32,147
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	5	5,405
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	10	11,439
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2039	50	56,317
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	45	52,095
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	63,972
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	420,989
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	15	16,884
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	5	5,565
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	15	17,471
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	147,951
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	25	28,861
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	5	5,749
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	75	85,830
				1,552,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.20%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	$5	$ 5,630
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	105	119,352
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	5	5,585
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	15	16,438
				147,005
Oregon-1.40%
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,120
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	20	22,574
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	115	128,970
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	62,524
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	90	100,289
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	50	55,125
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	5	5,727
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	110	125,610
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	25	28,414
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	40	44,737
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	77,751
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	11,051
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	70,890
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	25	28,842
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	40,246
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	15	17,178
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	107,605
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	40	45,596
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	20	22,678
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,338
				1,018,265
Pennsylvania-2.75%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	20	23,157
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,414
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	47,386
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2035	170	195,837
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2036	50	57,412
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGM)(a)	3.00%	09/15/2033	445	430,851
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	5	5,802
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, Ref. GO Bonds	5.00%	09/01/2039	25	28,270
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	75	74,286
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	46,006
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	10	11,461
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	565,912
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	11,183
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	35	37,501
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	30	34,426
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2037	205	232,681
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2040	35	38,978
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	20	22,015
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2033	25	28,827
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	09/01/2048	25	26,818
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2037	45	50,844
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	24,467
				1,999,534
Rhode Island-0.20%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	45	51,543
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	90,310
				141,853
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-1.01%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	$70	$ 77,951
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	161,239
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	60	65,112
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	75	72,898
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	40	45,506
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	45	48,331
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	35	37,221
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,270
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	50	57,377
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	102,932
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,786
Tennessee (State of), Series 2023, A GO Bonds	5.00%	05/01/2040	20	22,623
				731,246
Texas-13.17%
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	70	71,154
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	52,034
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	57,583
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	75	85,721
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	5	5,695
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	73,773
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	56,557
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	16,118
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	57,624
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	42,628
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	20	21,638
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	197,854
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	108,947
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	54,237
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	106,809
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	15	16,026
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	64,254
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,600
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	26,702
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	107,170
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,966
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	106,809
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	170,956
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	214,002
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	56,439
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	145,348
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,306
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	323,260
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	5	5,564
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGM)(a)	3.00%	02/15/2033	70	66,917
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	5	5,716
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	$10	$ 11,269
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	56,029
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	15	16,650
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,943
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	21,770
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	108,275
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,735
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	100	113,523
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	45,077
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	164,620
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	155,623
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,936
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,334
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	25	26,923
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	50	56,681
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	25	28,223
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	56,090
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	11,166
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	75	83,150
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,008
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	246,470
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	53,306
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	10	11,511
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	10	10,640
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	62,767
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	5	5,692
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	110	122,623
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	100	112,669
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,754
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	5	5,772
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	42,893
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	62,552
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	50	49,698
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,965
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,900
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	500	530,437
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,534
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	181,828
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	35	39,387
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	50,354
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	20	22,570
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2041	20	21,945
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	150	161,395
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	15	16,160
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2049	50	53,059
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2054	10	10,763
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	$40	$ 44,800
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	30	30,437
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	15	14,892
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	100	107,223
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	106,556
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(a)	3.13%	01/01/2033	150	149,605
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	115	122,442
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	43,282
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	95	106,284
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	5	5,083
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,559
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	112,489
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	96,899
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	108,569
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	72,651
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	106,018
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	62,373
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,647
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	315	343,631
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	5	5,610
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	20	22,395
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	27,406
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	16,313
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	120,087
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	107,073
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	53,811
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	159,027
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	100	99,527
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	75	72,223
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	143,813
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	160	182,687
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	73,460
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	5	5,565
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,551
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	29,607
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	90	102,733
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	32,214
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	79,030
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	250	271,689
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	230,680
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,691
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	150	169,813
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	106,809
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGM)(a)	4.75%	01/10/2054	150	153,396
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	210	208,801
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	150	149,175
				9,559,030
Utah-0.38%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	15	16,750
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	136,722
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	$75	$ 83,522
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	40,436
				277,430
Virginia-1.18%
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	57,227
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	40	45,546
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2043	10	10,033
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	70	72,962
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	80,631
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	5	5,016
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	25	28,140
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	190	212,028
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	45	49,894
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	10	11,461
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	74,336
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	75,279
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	109,397
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	25	26,885
				858,835
Washington-3.35%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	30	34,189
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	102,742
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	100	113,654
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	65	73,805
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	105	118,564
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	5	5,746
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,387
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	21,167
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,673
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	79,498
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	112,937
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,572
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	34,295
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	90,882
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	55	62,336
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	90,190
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	33,575
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	5	5,752
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	22,849
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	125,362
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	20	22,670
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,720
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	90,939
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,640
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	30	34,017
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	60	67,937
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	10	11,297
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	61,848
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	$130	$ 143,483
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	30	32,826
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	16,126
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	20	22,185
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	38,284
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	30	34,711
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	185,146
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	195	211,520
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	16,223
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	25	26,970
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	34,493
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	95	107,990
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	45,364
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	55,795
				2,432,359
West Virginia-0.50%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	65,707
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	20	21,772
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	110	117,097
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	25	26,963
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	135	130,269
				361,808
Wisconsin-0.61%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	110	125,815
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	60	69,130
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	125	143,540
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	95	107,557
				446,042
TOTAL INVESTMENTS IN SECURITIES(c)-98.71% (Cost $71,728,728)				71,667,332
OTHER ASSETS LESS LIABILITIES-1.29%				936,125
NET ASSETS-100.00%				$72,603,457

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.40%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.74%
Arizona-1.79%
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	$95	$ 109,759
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	5	5,744
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	200	218,235
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	60	64,172
				397,910
California-14.18%
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	75	74,895
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	39,996
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	80	92,312
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	5	5,679
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	25	27,839
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	50	54,826
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	25	29,152
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	155	164,767
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	5	5,538
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	163,308
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2059	100	105,529
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	150	162,459
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	5	5,576
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2039	10	11,595
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	25	25,040
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	107,855
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	18,056
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	41,122
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	10	10,989
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	75	81,861
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	5	5,671
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	250	280,034
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	5	5,976
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	5,932
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	20	23,392
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	100	110,202
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2034	10	11,826
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	65	72,834
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	5	6,013
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	122,390
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	10	10,962
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	25	27,284
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	20	22,291
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	35	39,004
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	24,098
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	20	23,858
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	15	17,701
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	10	11,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	$30	$ 35,324
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	25	27,540
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	100	109,872
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,719
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	150	165,629
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	50	47,900
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2034	70	69,152
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	20	23,517
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,950
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2038	35	39,745
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2040	50	55,829
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	100	106,176
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	20	23,343
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	45	52,299
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	25	29,178
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	175	202,551
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	10	11,476
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	55	60,963
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	20	19,489
				3,154,526
Colorado-2.09%
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	107,940
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	75,143
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	35	40,432
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	95	105,744
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	112,970
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	20	23,111
				465,340
Connecticut-1.72%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	250	285,657
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	10	11,296
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	50	56,990
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	5	5,731
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	10	11,400
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	5	5,675
Connecticut (State of) (Social Bonds), Series 2024 C, GO Bonds	5.00%	03/01/2034	5	5,814
				382,563
District of Columbia-1.50%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	150	161,633
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	139,920
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	30	32,051
				333,604
Florida-3.44%
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	60	58,123
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGM)(a)	5.00%	10/01/2054	75	78,740
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	5	4,847
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	107,133
Marion (County of), FL School Board, Series 2024, COP, (INS - AGM)(a)	5.00%	06/01/2034	10	11,491
Marion (County of), FL School Board, Series 2024, COP, (INS - AGM)(a)	5.00%	06/01/2037	50	57,189
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	100	97,616
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	15	16,329
Pasco (County of), FL, Series 2024 A, RB	5.00%	10/01/2054	130	139,051
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	20	19,010
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	$10	$ 11,341
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	54,763
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	100	109,256
				764,889
Georgia-0.86%
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	20	21,378
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	80,308
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	68,939
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	20	21,563
				192,188
Hawaii-0.73%
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	163,303
Idaho-0.49%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	108,106
Illinois-5.38%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	145	163,068
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	54,057
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	20	21,280
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	45	50,600
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	152,549
Illinois (State of), Series 2016, GO Bonds, (INS - AGM)(a)	3.75%	01/01/2034	5	5,006
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	10	11,127
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	25	27,671
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	100	108,641
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	21,607
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	30	33,388
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	25	27,587
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	45	49,990
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	15	16,569
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	3.75%	02/15/2034	30	30,046
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	11,172
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	50	55,495
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	65	71,944
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	10	11,563
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,015
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	55	63,287
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	105	120,163
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	22,579
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	22,100
				1,196,504
Indiana-1.08%
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	10	11,309
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	111,051
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	100	105,325
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	10	11,669
				239,354
Iowa-0.29%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	63,718
Kansas-0.20%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	35	33,909
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	10	11,658
				45,567
Kentucky-0.55%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	4.00%	11/01/2041	5	5,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	$35	$ 38,722
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	45	49,202
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	30	30,034
				122,983
Louisiana-0.57%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	57,963
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	60	68,416
				126,379
Maine-0.21%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	40	45,936
Maryland-1.43%
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	120	140,118
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	10	11,550
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	30	28,769
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2038	15	17,268
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2039	60	68,622
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	20	22,139
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	29,116
				317,582
Massachusetts-5.96%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	200	230,054
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	269,397
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	16,353
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	5	5,868
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	125	132,985
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	35	40,058
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	10	11,374
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	143,913
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	10	12,036
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	5	5,702
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	200	219,646
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	200	216,956
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	20	21,628
				1,325,970
Michigan-1.42%
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	135	153,461
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	75	80,162
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	75	81,683
				315,306
Minnesota-1.63%
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	100	106,130
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	5	5,878
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	51,703
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	40	43,259
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	45	50,037
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	27,754
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	75	78,851
				363,612
Missouri-0.20%
St. Louis (City of), MO, Series 2024, RB, (INS - AGM)(a)	5.25%	07/01/2054	40	43,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.36%
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	$70	$ 79,782
Nevada-0.20%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	30	34,256
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	10	11,460
				45,716
New Jersey-5.14%
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	49,076
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	15	16,716
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	200	220,753
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	3.50%	07/01/2034	125	125,140
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	25	27,378
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	25	28,478
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	40	45,051
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	5	5,596
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	15	17,010
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	25	28,255
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	310	339,718
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	70	75,440
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	150	164,303
				1,142,914
New York-21.74%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,957
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	108,817
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	20	21,736
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	10	11,196
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	105	116,127
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	100	107,334
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	10	11,234
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,596
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	125	134,300
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	15	16,006
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	5	4,660
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	65	75,020
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	100	107,733
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	55	63,036
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	140	136,385
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	10	11,462
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	80	91,697
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	5	5,701
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	40	43,422
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	150	160,322
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	28,557
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	150	169,553
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	50	53,482
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2046	100	108,464
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	55	59,243
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2049	50	53,667
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	100	108,455
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	115	124,477
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	20	22,974
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	10	11,578
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	235,178
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	135	151,735
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	20	21,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	$120	$ 129,886
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	10	11,421
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	74,556
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	194,695
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	100	113,049
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	20	22,905
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	35	37,312
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	212,961
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	90	99,332
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	229,838
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	395,879
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	140	160,878
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	5	5,924
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	55	58,989
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	55	63,609
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	108,311
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	70	69,045
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	25	26,644
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	75	80,811
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	10	11,505
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	5	5,809
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	75	86,473
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	225	245,322
				4,837,046
North Carolina-0.53%
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	75	81,196
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	20	19,493
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	17,378
				118,067
Ohio-1.67%
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	5	5,622
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	15	17,196
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2063	75	77,524
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	75	86,191
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	25	28,653
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	83,656
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	25	24,146
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	48,999
				371,987
Oklahoma-0.76%
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	85	97,185
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	61,803
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,726
				169,714
Oregon-0.07%
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	5	5,775
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	10	9,734
				15,509
Pennsylvania-2.21%
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	50	53,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	$50	$ 53,196
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	75	71,977
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2037	5	5,755
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	160	185,537
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	10	11,560
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGC)(a)	5.25%	08/01/2054	100	108,736
				490,641
Rhode Island-0.35%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	70	78,359
South Carolina-2.41%
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	54,098
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	25	27,019
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	15	17,196
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	114,197
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	5	5,578
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	75	84,826
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	30	33,051
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	33,306
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	35	39,413
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	5	5,597
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2037	55	62,426
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2042	55	60,539
				537,246
South Dakota-0.61%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	135,410
Tennessee-0.81%
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	54,195
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	5	5,741
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	25	27,050
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	60	64,566
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	28,090
				179,642
Texas-9.98%
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	57,284
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	55	62,684
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	75	74,587
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	20	22,927
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	40	45,005
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	81,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	$30	$ 34,391
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	120	137,077
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	15	16,014
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	90,643
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	10	11,426
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	5	5,604
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	20	21,272
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGC)(a)	5.00%	08/15/2040	105	115,229
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	22,922
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGC)(a)	5.00%	11/15/2037	10	11,375
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	15	14,976
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	30	32,670
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	100	109,158
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	10	10,858
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	60	67,285
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	5	4,828
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	22,407
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	10	11,078
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	45	49,060
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	74,753
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	55	63,939
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	17,323
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	30	34,335
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	5	5,386
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2039	30	34,063
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2041	15	16,709
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2042	30	33,108
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2054	5	5,305
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	57,039
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	15	16,590
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	22,068
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	34,715
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	70	79,715
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	106,354
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,902
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	10	11,427
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	15	16,586
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	11,436
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	10	10,903
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	58,377
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2046	75	81,556
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	10	11,571
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	5	5,713
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	30	33,995
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,641
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	15	16,392
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	100	107,351
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	10	11,206
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	33,381
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	30	34,269
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	27,084
				2,219,517
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.49%
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	$25	$ 28,918
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	45	51,315
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	20	22,991
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	5	5,695
				108,919
Virginia-1.11%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	53,903
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	89,257
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	25	28,776
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	4.00%	02/01/2040	5	5,086
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	15	17,200
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	45	51,823
				246,045
Washington-3.58%
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	45	51,879
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	135	155,637
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,754
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	106,636
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	56,816
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	5	5,739
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	10	10,910
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	5	5,795
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	28,815
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	15	17,159
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	50	57,945
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	110	124,617
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	15	17,072
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	104,330
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	10,899
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	30	32,406
				797,409
Wisconsin-1.00%
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	55	63,555
Wisconsin (State of) Public Finance Authority, Series 2024, RB(b)	5.50%	07/01/2044	150	159,558
				223,113
TOTAL INVESTMENTS IN SECURITIES(c)-98.74% (Cost $21,919,325)				21,966,030
OTHER ASSETS LESS LIABILITIES-1.26%				279,229
NET ASSETS-100.00%				$22,245,259

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Assets and Liabilities
February 28, 2025 (Unaudited)
	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Assets:
Unaffiliated investments in securities, at value(a)	$3,654,644,272	$4,230,233,852	$3,003,956,592	$2,420,876,770
Affiliated investments in securities, at value	382,229,491	323,708,757	392,387,651	412,094,640
Cash	2,475,194	12,355	1,917	2,363
Deposits with brokers:
Cash collateral-options	-	-	400,074	55,637
Receivable for:
Dividends and interest	38,935,482	37,522,637	30,498,148	27,534,815
Securities lending	17,677	33,727	39,019	47,190
Investments sold	-	654	-	3,345,621
Fund shares sold	-	-	15,037,450	15,308,527
Total assets	4,078,302,116	4,591,511,982	3,442,320,851	2,879,265,563
Liabilities:
Payable for:
Investments purchased	91,056,145	17,041,332	14,941,823	19,416,560
Collateral upon return of securities loaned	157,059,540	296,585,193	391,736,124	406,522,623
Collateral upon receipt of securities in-kind	-	-	400,074	55,637
Accrued unitary management fees	285,088	324,644	220,877	184,279
Accrued tax expenses	650	650	650	650
Total liabilities	248,401,423	313,951,819	407,299,548	426,179,749
Net Assets	$3,829,900,693	$4,277,560,163	$3,035,021,303	$2,453,085,814
Net assets consist of:
Shares of beneficial interest	$3,836,897,259	$4,285,869,942	$3,031,436,467	$2,441,736,772
Distributable earnings (loss)	(6,996,566)	(8,309,779)	3,584,836	11,349,042
Net Assets	$3,829,900,693	$4,277,560,163	$3,035,021,303	$2,453,085,814
Shares outstanding (unlimited amount authorized, $0.01 par value)	185,250,000	219,450,000	155,100,000	120,600,001
Net asset value	$20.67	$19.49	$19.57	$20.34
Market price	$20.68	$19.50	$19.58	$20.35
Unaffiliated investments in securities, at cost	$3,657,342,695	$4,234,846,391	$3,000,650,568	$2,408,157,249
Affiliated investments in securities, at cost	$382,229,491	$323,708,757	$392,387,651	$412,094,640
(a)Includes securities on loan with an aggregate value of:	$151,945,502	$287,504,492	$379,390,776	$393,232,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

$1,868,364,073	$1,434,599,438	$902,684,359	$796,733,461	$523,927,120	$163,941,238	$956,313,457
355,477,548	204,374,814	12,711,999	40,502,010	25,062,903	9,240,132	269,797,586
2,760	715	3,970	4,579	28,247	7,819	65,851

-	29,052	-	-	-	-	2,477,273

22,406,582	12,964,554	8,658,867	9,360,765	7,090,520	2,424,272	12,817,220
42,071	22,444	3,831	6,901	10,440	5,976	6,806
-	-	-	-	-	-	-
16,830,413	14,975,528	7,398,867	6,160,696	926,375	3,109,224	-
2,263,123,447	1,666,966,545	931,461,893	852,768,412	557,045,605	178,728,661	1,241,478,193

16,796,524	15,008,038	7,338,647	6,115,811	926,375	3,061,631	196,319,923
352,187,455	204,373,933	11,902,070	40,104,740	23,905,879	8,833,105	39,899,581
-	29,052	-	-	-	-	2,477,273
139,240	105,168	67,345	59,535	37,167	11,958	315,166
650	-	-	-	-	-	650
369,123,869	219,516,191	19,308,062	46,280,086	24,869,421	11,906,694	239,012,593
$1,893,999,578	$1,447,450,354	$912,153,831	$806,488,326	$532,176,184	$166,821,967	$1,002,465,600

$1,886,269,484	$1,438,539,044	$901,186,760	$795,127,038	$527,478,399	$166,181,762	$1,007,735,089
7,730,094	8,911,310	10,967,071	11,361,288	4,697,785	640,205	(5,269,489)
$1,893,999,578	$1,447,450,354	$912,153,831	$806,488,326	$532,176,184	$166,821,967	$1,002,465,600
102,150,001	87,150,001	55,800,001	39,450,001	25,350,001	8,100,001	43,400,000
$18.54	$16.61	$16.35	$20.44	$20.99	$20.60	$23.10
$18.54	$16.61	$16.36	$20.44	$21.00	$20.62	$23.10
$1,861,175,312	$1,425,871,000	$893,858,871	$785,569,323	$519,040,261	$163,500,695	$953,833,825
$355,477,548	$204,374,814	$12,711,999	$40,502,010	$25,062,903	$9,240,132	$269,797,586
$340,878,580	$198,401,996	$11,588,604	$38,898,913	$23,164,518	$8,549,528	$38,458,760

Statements of Assets and Liabilities—(continued)
February 28, 2025 (Unaudited)
	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Assets:
Unaffiliated investments in securities, at value(a)	$985,312,817	$409,668,063	$358,671,686	$214,969,392
Affiliated investments in securities, at value	163,151,806	107,172,169	62,767,982	20,535,661
Cash	21,806	-	2,304	504,448
Deposits with brokers:
Cash collateral-options	169,898	-	-	-
Receivable for:
Dividends and interest	17,676,495	7,148,012	6,059,601	3,860,949
Securities lending	31,695	27,464	7,235	6,740
Investments sold	7,777,626	1,503,648	-	-
Fund shares sold	7,150,610	2,321,775	4,386,271	4,315,500
Other assets	-	-	-	-
Total assets	1,181,292,753	527,841,131	431,895,079	244,192,690
Liabilities:
Due to custodian	-	41,741	-	-
Payable for:
Investments purchased	36,195,080	5,233,181	5,634,263	4,271,770
Collateral upon return of securities loaned	116,595,337	102,240,757	62,088,543	18,677,957
Collateral upon receipt of securities in-kind	169,898	-	-	-
Accrued unitary management fees	319,529	130,894	112,438	66,925
Accrued tax expenses	650	-	-	-
Total liabilities	153,280,494	107,646,573	67,835,244	23,016,652
Net Assets	$1,028,012,259	$420,194,558	$364,059,835	$221,176,038
Net assets consist of:
Shares of beneficial interest	$1,035,110,539	$418,215,942	$359,863,701	$220,041,183
Distributable earnings (loss)	(7,098,280)	1,978,616	4,196,134	1,134,855
Net Assets	$1,028,012,259	$420,194,558	$364,059,835	$221,176,038
Shares outstanding (unlimited amount authorized, $0.01 par value)	44,000,001	18,600,001	16,600,001	10,300,001
Net asset value	$23.36	$22.59	$21.93	$21.47
Market price	$23.41	$22.65	$22.02	$21.60
Unaffiliated investments in securities, at cost	$981,370,123	$404,334,820	$352,771,031	$213,605,149
Affiliated investments in securities, at cost	$163,151,806	$107,172,169	$62,767,982	$20,535,661
(a)Includes securities on loan with an aggregate value of:	$112,294,730	$98,312,452	$59,771,162	$17,947,471
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

$107,305,963	$33,398,618	$14,907,417	$233,356,259	$250,018,296	$225,251,471	$156,895,670
4,984,500	411,502	1,237,813	-	-	-	-
383,266	-	668	16,237,515	2,177,790	1,850,473	633,105

-	-	-	-	-	-	-

1,592,774	539,052	244,288	2,991,027	2,908,933	2,518,806	1,781,719
4,786	-	266	-	-	-	-
393,442	-	-	-	-	-	-
2,590,913	-	-	2,458,071	2,369,784	-	-
-	-	-	62	-	-	-
117,255,644	34,349,172	16,390,452	255,042,934	257,474,803	229,620,750	159,310,494

-	-	-	-	-	-	-

3,419,974	-	-	-	2,135,947	-	-
4,984,500	-	1,186,724	-	-	-	-
-	-	-	-	-	-	-
32,873	10,346	4,502	34,885	34,588	30,542	21,362
-	-	-	-	-	-	-
8,437,347	10,346	1,191,226	34,885	2,170,535	30,542	21,362
$108,818,297	$34,338,826	$15,199,226	$255,008,049	$255,304,268	$229,590,208	$159,289,132

$107,075,370	$33,919,576	$15,070,551	$255,717,175	$255,949,570	$229,748,822	$160,188,046
1,742,927	419,250	128,675	(709,126)	(645,302)	(158,614)	(898,914)
$108,818,297	$34,338,826	$15,199,226	$255,008,049	$255,304,268	$229,590,208	$159,289,132
4,200,001	1,300,001	600,001	10,400,001	10,800,001	9,700,001	6,800,001
$25.91	$26.41	$25.33	$24.52	$23.64	$23.67	$23.42
$25.99	$26.48	$25.42	$24.60	$23.72	$23.75	$23.54
$105,730,199	$32,946,199	$14,805,707	$233,549,193	$250,125,979	$225,412,808	$157,249,640
$4,984,500	$411,502	$1,237,813	$-	$-	$-	$-
$4,797,181	$-	$1,134,232	$-	$-	$-	$-

Statements of Assets and Liabilities—(continued)
February 28, 2025 (Unaudited)
	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
Assets:
Investments in securities, at value	$173,312,219	$153,429,708	$97,972,677	$99,451,818
Cash	214,030	528,727	153,806	311,752
Receivable for:
Dividends and interest	2,053,522	1,717,232	1,092,729	1,131,564
Fund shares sold	-	2,193,474	-	-
Total assets	175,579,771	157,869,141	99,219,212	100,895,134
Liabilities:
Payable for:
Investments purchased	-	2,111,966	-	-
Accrued unitary management fees	23,516	20,500	13,571	13,796
Total liabilities	23,516	2,132,466	13,571	13,796
Net Assets	$175,556,255	$155,736,675	$99,205,641	$100,881,338
Net assets consist of:
Shares of beneficial interest	$176,746,209	$157,142,944	$99,750,660	$100,383,752
Distributable earnings (loss)	(1,189,954)	(1,406,269)	(545,019)	497,586
Net Assets	$175,556,255	$155,736,675	$99,205,641	$100,881,338
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,600,001	7,100,001	4,700,001	4,000,001
Net asset value	$23.10	$21.93	$21.11	$25.22
Market price	$23.19	$21.99	$21.15	$25.28
Investments in securities, at cost	$173,943,862	$153,773,657	$97,581,553	$98,981,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	Invesco BulletShares 2034 Municipal Bond ETF (BSMY)

$71,667,332	$21,966,030
127,737	23,432

818,009	258,374
-	-
72,613,078	22,247,836

-	-
9,621	2,577
9,621	2,577
$72,603,457	$22,245,259

$72,668,551	$22,183,461
(65,094)	61,798
$72,603,457	$22,245,259
2,800,001	900,001
$25.93	$24.72
$26.02	$24.89
$71,728,728	$21,919,325

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)
	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Investment income:
Unaffiliated interest income	$80,169,477	$85,500,183	$52,863,205	$49,183,425
Affiliated dividend income	1,739,936	392,451	140,710	119,264
Securities lending income, net	158,213	246,993	295,214	292,553
Total investment income	82,067,626	86,139,627	53,299,129	49,595,242
Expenses:
Unitary management fees	1,993,035	2,009,999	1,200,426	1,059,831
Less: Waivers	(35,395)	(7,749)	(2,796)	(2,338)
Net expenses	1,957,640	2,002,250	1,197,630	1,057,493
Net investment income	80,109,986	84,137,377	52,101,499	48,537,749
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	103,223	30,535	30,668	(103,616)
Affiliated investment securities	(10,283)	(15,851)	(9,104)	(11,976)
In-kind redemptions	1,233,490	2,318,427	930,243	459,645
Net realized gain (loss)	1,326,430	2,333,111	951,807	344,053
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	15,710,014	5,900,997	(1,099,959)	(3,623,452)
Affiliated investment securities	(11,689)	(17,020)	(22,714)	(21,943)
Change in net unrealized appreciation (depreciation)	15,698,325	5,883,977	(1,122,673)	(3,645,395)
Net realized and unrealized gain (loss)	17,024,755	8,217,088	(170,866)	(3,301,342)
Net increase in net assets resulting from operations	$97,134,741	$92,354,465	$51,930,633	$45,236,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

$34,582,966	$26,596,223	$17,774,166	$16,926,211	$10,139,202	$2,256,939	$29,644,694
98,805	56,274	47,185	30,752	32,564	7,820	1,888,009
229,600	117,000	21,279	42,403	78,421	18,126	96,490
34,911,371	26,769,497	17,842,630	16,999,366	10,250,187	2,282,885	31,629,193

737,212	553,388	358,470	330,897	198,916	43,907	2,094,291
(1,970)	(1,116)	(942)	(609)	(639)	(156)	(36,985)
735,242	552,272	357,528	330,288	198,277	43,751	2,057,306
34,176,129	26,217,225	17,485,102	16,669,078	10,051,910	2,239,134	29,571,887

85,737	(471,425)	127,771	90,793	(113,484)	(28,641)	3,444,533
(6,553)	(2,788)	(234)	(1,477)	(596)	(26)	(5,607)
495,929	937,483	1,884,710	-	-	-	456,040
575,113	463,270	2,012,247	89,316	(114,080)	(28,667)	3,894,966

(4,820,485)	(6,133,578)	(3,579,893)	(5,738,496)	(2,492,175)	240,812	(1,032,906)
(9,736)	(5,847)	(531)	(771)	(726)	(17)	(3,676)
(4,830,221)	(6,139,425)	(3,580,424)	(5,739,267)	(2,492,901)	240,795	(1,036,582)
(4,255,108)	(5,676,155)	(1,568,177)	(5,649,951)	(2,606,981)	212,128	2,858,384
$29,921,021	$20,541,070	$15,916,925	$11,019,127	$7,444,929	$2,451,262	$32,430,271

Statements of Operations—(continued)
For the six months ended February 28, 2025
(Unaudited)
	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Investment income:
Unaffiliated interest income	$27,744,678	$11,951,143	$11,000,916	$5,649,663
Affiliated dividend income	716,761	91,916	70,130	29,963
Securities lending income, net	289,406	158,165	100,289	47,428
Total investment income	28,750,845	12,201,224	11,171,335	5,727,054
Expenses:
Unitary management fees	1,726,129	716,764	630,856	321,750
Less: Waivers	(14,287)	(1,805)	(1,396)	(596)
Net expenses	1,711,842	714,959	629,460	321,154
Net investment income	27,039,003	11,486,265	10,541,875	5,405,900
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,061,528	394,710	216,124	98,693
Affiliated investment securities	(6,266)	(1,753)	(2,658)	(1,927)
Net realized gain (loss)	1,055,262	392,957	213,466	96,766
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(432,153)	1,356,861	1,608,008	(331,352)
Affiliated investment securities	(8,678)	(4,201)	(2,407)	(236)
Change in net unrealized appreciation (depreciation)	(440,831)	1,352,660	1,605,601	(331,588)
Net realized and unrealized gain (loss)	614,431	1,745,617	1,819,067	(234,822)
Net increase in net assets resulting from operations	$27,653,434	$13,231,882	$12,360,942	$5,171,078
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

$3,001,767	$1,028,191	$232,797	$3,289,777	$3,379,001	$2,874,313	$2,041,219
13,350	3,114	823	-	-	-	-
26,457	-	1,859	-	-	-	-
3,041,574	1,031,305	235,479	3,289,777	3,379,001	2,874,313	2,041,219

175,549	61,670	14,354	214,467	204,191	170,050	121,042
(265)	(62)	(17)	-	-	-	-
175,284	61,608	14,337	214,467	204,191	170,050	121,042
2,866,290	969,697	221,142	3,075,310	3,174,810	2,704,263	1,920,177

170,433	39,000	34,334	(184,493)	(18,955)	(11,924)	54,870
(904)	-	(11)	-	-	-	-
169,529	39,000	34,323	(184,493)	(18,955)	(11,924)	54,870

(682,789)	(268,833)	(56,011)	280,851	(58,311)	72,923	(90,008)
(155)	-	4	-	-	-	-
(682,944)	(268,833)	(56,007)	280,851	(58,311)	72,923	(90,008)
(513,415)	(229,833)	(21,684)	96,358	(77,266)	60,999	(35,138)
$2,352,875	$739,864	$199,458	$3,171,668	$3,097,544	$2,765,262	$1,885,039

Statements of Operations—(continued)
For the six months ended February 28, 2025
(Unaudited)
	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
Investment income:
Interest income	$2,237,244	$1,975,359	$1,337,790	$1,513,221
Total investment income	2,237,244	1,975,359	1,337,790	1,513,221
Expenses:
Unitary management fees	132,258	114,211	74,541	77,776
Net investment income	2,104,986	1,861,148	1,263,249	1,435,445
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	1,396	(12,738)	(38,612)	1,378
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(235,171)	(312,328)	(121,618)	(589,529)
Net realized and unrealized gain (loss)	(233,775)	(325,066)	(160,230)	(588,151)
Net increase in net assets resulting from operations	$1,871,211	$1,536,082	$1,103,019	$847,294

(a)	For the period September 9, 2024 (commencement of investment operations) through February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	Invesco BulletShares 2034 Municipal Bond ETF (BSMY)(a)

$1,023,191	$162,378
1,023,191	162,378

52,229	8,100
970,962	154,278

(22,418)	(9,243)
(304,566)	46,705
(326,984)	37,462
$643,978	$191,740

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)		Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$80,109,986	$138,454,514	$84,137,377	$109,918,443
Net realized gain (loss)	1,326,430	(1,212,832)	2,333,111	(2,501,245)
Change in net unrealized appreciation (depreciation)	15,698,325	74,091,681	5,883,977	79,035,933
Net increase in net assets resulting from operations	97,134,741	211,333,363	92,354,465	186,453,131
Distributions to Shareholders from:
Distributable earnings	(81,054,278)	(138,306,116)	(85,044,036)	(109,367,273)
Shareholder Transactions:
Proceeds from shares sold	148,694,025	1,252,215,142	727,539,648	1,729,641,303
Value of shares repurchased	(409,243,367)	(97,792,299)	(169,451,838)	(76,973,422)
Net increase (decrease) in net assets resulting from share transactions	(260,549,342)	1,154,422,843	558,087,810	1,652,667,881
Net increase (decrease) in net assets	(244,468,879)	1,227,450,090	565,398,239	1,729,753,739
Net assets:
Beginning of period	4,074,369,572	2,846,919,482	3,712,161,924	1,982,408,185
End of period	$3,829,900,693	$4,074,369,572	$4,277,560,163	$3,712,161,924
Changes in Shares Outstanding:
Shares sold	7,200,000	61,500,000	37,350,000	90,150,000
Shares repurchased	(19,800,000)	(4,800,000)	(8,700,000)	(4,050,000)
Shares outstanding, beginning of period	197,850,000	141,150,000	190,800,000	104,700,000
Shares outstanding, end of period	185,250,000	197,850,000	219,450,000	190,800,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)		Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2029 Corporate Bond ETF (BSCT)		Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$52,101,499	$68,843,386	$48,537,749	$60,735,083	$34,176,129	$34,235,497	$26,217,225	$26,924,403
951,807	430,578	344,053	907,884	575,113	(208,216)	463,270	(176,322)
(1,122,673)	53,778,616	(3,645,395)	50,494,372	(4,830,221)	35,009,207	(6,139,425)	29,921,818
51,930,633	123,052,580	45,236,407	112,137,339	29,921,021	69,036,488	20,541,070	56,669,899

(52,026,768)	(68,666,801)	(48,483,168)	(60,586,927)	(33,864,986)	(34,023,895)	(25,898,951)	(26,770,351)

913,516,086	1,060,131,170	580,114,402	1,158,375,140	747,512,432	745,588,344	559,215,531	628,325,402
(26,651,469)	(28,769,929)	(15,128,034)	(39,007,845)	(24,689,557)	-	(22,027,935)	-
886,864,617	1,031,361,241	564,986,368	1,119,367,295	722,822,875	745,588,344	537,187,596	628,325,402
886,768,482	1,085,747,020	561,739,607	1,170,917,707	718,878,910	780,600,937	531,829,715	658,224,950

2,148,252,821	1,062,505,801	1,891,346,207	720,428,500	1,175,120,668	394,519,731	915,620,639	257,395,689
$3,035,021,303	$2,148,252,821	$2,453,085,814	$1,891,346,207	$1,893,999,578	$1,175,120,668	$1,447,450,354	$915,620,639

46,800,000	55,200,000	28,650,000	58,050,000	40,500,000	40,950,000	33,900,000	38,550,000
(1,350,000)	(1,500,000)	(750,000)	(1,950,000)	(1,350,000)	-	(1,350,000)	-
109,650,000	55,950,000	92,700,001	36,600,001	63,000,001	22,050,001	54,600,001	16,050,001
155,100,000	109,650,000	120,600,001	92,700,001	102,150,001	63,000,001	87,150,001	54,600,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)		Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$17,485,102	$18,566,966	$16,669,078	$18,314,313
Net realized gain (loss)	2,012,247	362,037	89,316	232,233
Change in net unrealized appreciation (depreciation)	(3,580,424)	19,446,405	(5,739,267)	18,503,238
Net increase in net assets resulting from operations	15,916,925	38,375,408	11,019,127	37,049,784
Distributions to Shareholders from:
Distributable earnings	(17,192,973)	(18,399,736)	(16,553,643)	(18,218,198)
Shareholder Transactions:
Proceeds from shares sold	353,473,608	378,097,380	247,524,958	408,509,213
Value of shares repurchased	(22,591,664)	(9,508,918)	-	(5,860,423)
Net increase (decrease) in net assets resulting from share transactions	330,881,944	368,588,462	247,524,958	402,648,790
Net increase (decrease) in net assets	329,605,896	388,564,134	241,990,442	421,480,376
Net assets:
Beginning of period	582,547,935	193,983,801	564,497,884	143,017,508
End of period	$912,153,831	$582,547,935	$806,488,326	$564,497,884
Changes in Shares Outstanding:
Shares sold	21,750,000	23,700,000	12,150,000	20,400,000
Shares repurchased	(1,350,000)	(600,000)	-	(300,000)
Shares outstanding, beginning of period	35,400,001	12,300,001	27,300,001	7,200,001
Shares outstanding, end of period	55,800,001	35,400,001	39,450,001	27,300,001

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)		Invesco BulletShares 2034 Corporate Bond ETF (BSCY)		Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Six Months Ended February 28, 2025	Period Ended August 31, 2024(a)	Six Months Ended February 28, 2025	Period Ended August 31, 2024(b)	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$10,051,910	$8,232,561	$2,239,134	$88,586	$29,571,887	$62,876,264	$27,039,003	$30,593,720
(114,080)	(421)	(28,667)	256	3,894,966	6,747,261	1,055,262	(4,126,256)
(2,492,901)	7,379,760	240,795	199,748	(1,036,582)	10,131,189	(440,831)	13,576,899
7,444,929	15,611,900	2,451,262	288,590	32,430,271	79,754,714	27,653,434	40,044,363

(10,253,927)	(8,111,206)	(2,013,130)	(86,517)	(30,279,315)	(63,763,290)	(26,770,466)	(30,511,802)

193,523,993	333,960,495	150,805,387	15,376,375	78,545,072	483,868,132	385,803,709	334,514,395
-	-	-	-	(103,876,606)	(610,269,740)	-	(6,920,407)
193,523,993	333,960,495	150,805,387	15,376,375	(25,331,534)	(126,401,608)	385,803,709	327,593,988
190,714,995	341,461,189	151,243,519	15,578,448	(23,180,578)	(110,410,184)	386,686,677	337,126,549

341,461,189	-	15,578,448	-	1,025,646,178	1,136,056,362	641,325,582	304,199,033
$532,176,184	$341,461,189	$166,821,967	$15,578,448	$1,002,465,600	$1,025,646,178	$1,028,012,259	$641,325,582

9,300,000	16,050,001	7,350,000	750,001	3,400,000	21,200,000	16,500,000	14,500,000
-	-	-	-	(4,500,000)	(26,900,000)	-	(300,000)
16,050,001	-	750,001	-	44,500,000	50,200,000	27,500,001	13,300,001
25,350,001	16,050,001	8,100,001	750,001	43,400,000	44,500,000	44,000,001	27,500,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)		Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$11,486,265	$12,180,684	$10,541,875	$10,668,203
Net realized gain (loss)	392,957	(1,450,636)	213,466	(995,487)
Change in net unrealized appreciation (depreciation)	1,352,660	7,492,462	1,605,601	6,805,287
Net increase in net assets resulting from operations	13,231,882	18,222,510	12,360,942	16,478,003
Distributions to Shareholders from:
Distributable earnings	(11,437,930)	(12,133,142)	(10,677,675)	(10,557,068)
Shareholder Transactions:
Proceeds from shares sold	130,887,020	175,115,846	98,507,234	192,910,049
Value of shares repurchased	-	-	-	-
Net increase in net assets resulting from share transactions	130,887,020	175,115,846	98,507,234	192,910,049
Net increase in net assets	132,680,972	181,205,214	100,190,501	198,830,984
Net assets:
Beginning of period	287,513,586	106,308,372	263,869,334	65,038,350
End of period	$420,194,558	$287,513,586	$364,059,835	$263,869,334
Changes in Shares Outstanding:
Shares sold	5,800,000	7,900,000	4,500,000	9,000,000
Shares repurchased	-	-	-	-
Shares outstanding, beginning of period	12,800,001	4,900,001	12,100,001	3,100,001
Shares outstanding, end of period	18,600,001	12,800,001	16,600,001	12,100,001

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period June 10, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)		Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)		Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)		Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Period Ended August 31, 2024(a)	Six Months Ended February 28, 2025	Period Ended August 31, 2024(b)

$5,405,900	$3,257,156	$2,866,290	$2,595,531	$969,697	$1,119,418	$221,142	$72,671
96,766	(180,034)	169,529	239,279	39,000	131,275	34,323	3,278
(331,588)	2,947,695	(682,944)	2,242,925	(268,833)	721,252	(56,007)	157,717
5,171,078	6,024,817	2,352,875	5,077,735	739,864	1,971,945	199,458	233,666

(5,350,035)	(3,197,017)	(3,036,002)	(2,599,052)	(999,910)	(1,109,468)	(235,015)	(69,434)

118,270,399	79,927,263	49,426,522	45,251,740	5,282,027	33,652,288	10,070,526	5,000,025
-	-	-	-	-	(5,197,920)	-	-
118,270,399	79,927,263	49,426,522	45,251,740	5,282,027	28,454,368	10,070,526	5,000,025
118,091,442	82,755,063	48,743,395	47,730,423	5,021,981	29,316,845	10,034,969	5,164,257

103,084,596	20,329,533	60,074,902	12,344,479	29,316,845	-	5,164,257	-
$221,176,038	$103,084,596	$108,818,297	$60,074,902	$34,338,826	$29,316,845	$15,199,226	$5,164,257

5,500,000	3,800,000	1,900,000	1,800,000	200,000	1,300,001	400,000	200,001
-	-	-	-	-	(200,000)	-	-
4,800,001	1,000,001	2,300,001	500,001	1,100,001	-	200,001	-
10,300,001	4,800,001	4,200,001	2,300,001	1,300,001	1,100,001	600,001	200,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)		Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$3,075,310	$5,101,773	$3,174,810	$4,480,025
Net realized gain (loss)	(184,493)	(23,413)	(18,955)	(69,016)
Change in net unrealized appreciation (depreciation)	280,851	2,758,848	(58,311)	2,542,836
Net increase in net assets resulting from operations	3,171,668	7,837,208	3,097,544	6,953,845
Distributions to Shareholders from:
Distributable earnings	(3,060,233)	(5,091,783)	(3,179,750)	(4,459,435)
Shareholder Transactions:
Proceeds from shares sold	26,964,649	58,125,610	40,126,508	98,378,888
Transaction fees	42,884	108,691	47,138	204,700
Net increase in net assets resulting from share transactions	27,007,533	58,234,301	40,173,646	98,583,588
Net increase in net assets	27,118,968	60,979,726	40,091,440	101,077,998
Net assets:
Beginning of period	227,889,081	166,909,355	215,212,828	114,134,830
End of period	$255,008,049	$227,889,081	$255,304,268	$215,212,828
Changes in Shares Outstanding:
Shares sold	1,100,000	2,400,000	1,700,000	4,200,000
Shares outstanding, beginning of period	9,300,001	6,900,001	9,100,001	4,900,001
Shares outstanding, end of period	10,400,001	9,300,001	10,800,001	9,100,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)		Invesco BulletShares 2028 Municipal Bond ETF (BSMS)		Invesco BulletShares 2029 Municipal Bond ETF (BSMT)		Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$2,704,263	$3,411,893	$1,920,177	$2,658,139	$2,104,986	$2,323,656	$1,861,148	$2,297,845
(11,924)	(13,887)	54,870	(183,265)	1,396	1,555	(12,738)	(32,437)
72,923	1,739,724	(90,008)	1,769,124	(235,171)	1,326,796	(312,328)	1,650,658
2,765,262	5,137,730	1,885,039	4,243,998	1,871,211	3,652,007	1,536,082	3,916,066

(2,677,367)	(3,414,318)	(1,909,354)	(2,642,256)	(2,085,326)	(2,312,432)	(1,850,075)	(2,280,346)

61,344,600	75,299,131	37,346,963	51,070,544	52,958,609	73,614,757	43,725,480	58,881,497
76,636	158,724	40,811	115,987	80,438	160,957	54,711	114,367
61,421,236	75,457,855	37,387,774	51,186,531	53,039,047	73,775,714	43,780,191	58,995,864
61,509,131	77,181,267	37,363,459	52,788,273	52,824,932	75,115,289	43,466,198	60,631,584

168,081,077	90,899,810	121,925,673	69,137,400	122,731,323	47,616,034	112,270,477	51,638,893
$229,590,208	$168,081,077	$159,289,132	$121,925,673	$175,556,255	$122,731,323	$155,736,675	$112,270,477

2,600,000	3,200,000	1,600,000	2,200,000	2,300,000	3,200,000	2,000,000	2,700,000
7,100,001	3,900,001	5,200,001	3,000,001	5,300,001	2,100,001	5,100,001	2,400,001
9,700,001	7,100,001	6,800,001	5,200,001	7,600,001	5,300,001	7,100,001	5,100,001

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)		Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$1,263,249	$1,622,817	$1,435,445	$1,810,515
Net realized gain (loss)	(38,612)	(13,109)	1,378	57,823
Change in net unrealized appreciation (depreciation)	(121,618)	1,690,525	(589,529)	1,431,406
Net increase in net assets resulting from operations	1,103,019	3,300,233	847,294	3,299,744
Distributions to Shareholders from:
Distributable earnings	(1,245,374)	(1,617,410)	(1,471,034)	(1,806,985)
Shareholder Transactions:
Proceeds from shares sold	25,161,776	43,435,906	25,262,081	54,746,786
Transaction fees	36,681	87,507	31,468	136,867
Net increase in net assets resulting from share transactions	25,198,457	43,523,413	25,293,549	54,883,653
Net increase in net assets	25,056,102	45,206,236	24,669,809	56,376,412
Net assets:
Beginning of period	74,149,539	28,943,303	76,211,529	19,835,117
End of period	$99,205,641	$74,149,539	$100,881,338	$76,211,529
Changes in Shares Outstanding:
Shares sold	1,200,000	2,100,000	1,000,000	2,200,000
Shares outstanding, beginning of period	3,500,001	1,400,001	3,000,001	800,001
Shares outstanding, end of period	4,700,001	3,500,001	4,000,001	3,000,001

(a)	For the period September 18, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period September 9, 2024 (commencement of investment operations) through February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)		Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
Six Months Ended February 28, 2025	Period Ended August 31, 2024(a)	Period Ended February 28, 2025(b)

$970,962	$843,155	$154,278
(22,418)	(11,994)	(9,243)
(304,566)	243,170	46,705
643,978	1,074,331	191,740

(953,459)	(829,944)	(129,942)

23,255,414	49,250,946	22,140,610
51,564	110,627	42,851
23,306,978	49,361,573	22,183,461
22,997,497	49,605,960	22,245,259

49,605,960	-	-
$72,603,457	$49,605,960	$22,245,259

900,000	1,900,001	900,001
1,900,001	-	-
2,800,001	1,900,001	900,001

Financial Highlights
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$20.59	$20.17	$20.40	$22.30	$22.44	$21.41
Net investment income(a)	0.41	0.79	0.64	0.41	0.41	0.60
Net realized and unrealized gain (loss) on investments	0.09	0.42	(0.25)	(1.88)	(0.13)	1.05
Total from investment operations	0.50	1.21	0.39	(1.47)	0.28	1.65
Distributions to shareholders from:
Net investment income	(0.42)	(0.79)	(0.62)	(0.39)	(0.42)	(0.62)
Net realized gains	-	-	-	(0.04)	-	-
Total distributions	(0.42)	(0.79)	(0.62)	(0.43)	(0.42)	(0.62)
Net asset value at end of period	$20.67	$20.59	$20.17	$20.40	$22.30	$22.44
Market price at end of period(b)	$20.68	$20.60	$20.18	$20.37	$22.31	$22.45
Net Asset Value Total Return(c)	2.44%	6.10%	1.99%	(6.63)%	1.25%	7.86%
Market Price Total Return(c)	2.44%	6.10%	2.19%	(6.81)%	1.25%	7.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,829,901	$4,074,370	$2,846,919	$1,664,398	$1,056,865	$632,834
Ratio to average net assets of:
Expenses	0.10%(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.02%(d)	3.90%	3.20%	1.93%	1.85%	2.77%
Portfolio turnover rate(e)	0%	2%	1%	10%	8%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$19.46	$18.93	$19.26	$21.56	$21.75	$20.57
Net investment income(a)	0.40	0.77	0.65	0.43	0.43	0.57
Net realized and unrealized gain (loss) on investments	0.04	0.51	(0.34)	(2.31)	(0.18)	1.20
Total from investment operations	0.44	1.28	0.31	(1.88)	0.25	1.77
Distributions to shareholders from:
Net investment income	(0.41)	(0.75)	(0.64)	(0.42)	(0.44)	(0.58)
Net realized gains	-	-	-	(0.00)(b)	-	(0.02)
Total distributions	(0.41)	(0.75)	(0.64)	(0.42)	(0.44)	(0.60)
Transaction fees(a)	-	-	-	-	-	0.01
Net asset value at end of period	$19.49	$19.46	$18.93	$19.26	$21.56	$21.75
Market price at end of period(c)	$19.50	$19.48	$18.94	$19.21	$21.58	$21.78
Net Asset Value Total Return(d)	2.26%	6.92%	1.64%	(8.79)%	1.16%	8.85%
Market Price Total Return(d)	2.21%	6.97%	1.95%	(9.11)%	1.11%	8.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,277,560	$3,712,162	$1,982,408	$1,178,455	$578,885	$293,682
Ratio to average net assets of:
Expenses	0.10%(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.19%(e)	4.02%	3.42%	2.17%	2.01%	2.76%
Portfolio turnover rate(f)	2%	2%	1%	4%	2%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$19.59	$18.99	$19.37	$22.01	$22.06	$20.99
Net investment income(a)	0.42	0.82	0.68	0.46	0.47	0.60
Net realized and unrealized gain (loss) on investments	(0.03)	0.59	(0.39)	(2.64)	(0.05)	1.08
Total from investment operations	0.39	1.41	0.29	(2.18)	0.42	1.68
Distributions to shareholders from:
Net investment income	(0.41)	(0.81)	(0.66)	(0.45)	(0.47)	(0.61)
Net realized gains	-	-	(0.01)	(0.01)	-	(0.01)
Total distributions	(0.41)	(0.81)	(0.67)	(0.46)	(0.47)	(0.62)
Transaction fees(a)	-	-	-	-	-	0.01
Net asset value at end of period	$19.57	$19.59	$18.99	$19.37	$22.01	$22.06
Market price at end of period(b)	$19.58	$19.61	$19.00	$19.29	$22.04	$22.07
Net Asset Value Total Return(c)	2.03%	7.61%	1.53%	(9.99)%	1.94%	8.25%
Market Price Total Return(c)	1.98%	7.65%	2.01%	(10.48)%	2.04%	7.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,035,021	$2,148,253	$1,062,506	$479,527	$353,298	$231,616
Ratio to average net assets of:
Expenses	0.10%(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.34%(d)	4.30%	3.60%	2.26%	2.15%	2.83%
Portfolio turnover rate(e)	1%	0%	1%	4%	2%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$20.40	$19.68	$20.03	$23.17	$23.25	$22.11
Net investment income(a)	0.46	0.91	0.76	0.47	0.52	0.64
Net realized and unrealized gain (loss) on investments	(0.07)	0.70	(0.38)	(3.13)	(0.09)(b)	1.12
Total from investment operations	0.39	1.61	0.38	(2.66)	0.43	1.76
Distributions to shareholders from:
Net investment income	(0.45)	(0.89)	(0.73)	(0.47)	(0.51)	(0.65)
Net realized gains	-	-	-	(0.01)	-	(0.00)(c)
Total distributions	(0.45)	(0.89)	(0.73)	(0.48)	(0.51)	(0.65)
Transaction fees(a)	-	-	-	-	-	0.03
Net asset value at end of period	$20.34	$20.40	$19.68	$20.03	$23.17	$23.25
Market price at end of period(d)	$20.35	$20.43	$19.69	$19.96	$23.18	$23.25
Net Asset Value Total Return(e)	1.96%	8.37%	1.97%	(11.62)%	1.90%	8.33%
Market Price Total Return(e)	1.86%	8.47%	2.38%	(11.96)%	1.95%	8.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,453,086	$1,891,346	$720,429	$273,454	$225,925	$129,018
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.58%(f)	4.57%	3.86%	2.20%	2.24%	2.89%
Portfolio turnover rate(g)	1%	0%(h)	1%	7%	2%	3%

(a)	Based on average shares outstanding.
(b)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 10, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$18.65	$17.89	$18.22	$21.37	$21.51	$20.00
Net investment income(b)	0.42	0.83	0.69	0.43	0.42	0.51
Net realized and unrealized gain (loss) on investments	(0.12)	0.73	(0.38)	(3.15)	(0.14)	1.47
Total from investment operations	0.30	1.56	0.31	(2.72)	0.28	1.98
Distributions to shareholders from:
Net investment income	(0.41)	(0.80)	(0.64)	(0.43)	(0.42)	(0.51)
Net realized gains	-	-	-	(0.00)(c)	-	-
Total distributions	(0.41)	(0.80)	(0.64)	(0.43)	(0.42)	(0.51)
Transaction fees(b)	-	-	-	-	-	0.04
Net asset value at end of period	$18.54	$18.65	$17.89	$18.22	$21.37	$21.51
Market price at end of period(d)	$18.54	$18.68	$17.90	$18.14	$21.39	$21.51
Net Asset Value Total Return(e)	1.65%	8.98%	1.79%	(12.84)%	1.31%	10.29%(f)
Market Price Total Return(e)	1.49%	9.10%	2.29%	(13.30)%	1.41%	10.28%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,894,000	$1,175,121	$394,520	$128,462	$112,209	$25,815
Ratio to average net assets of:
Expenses	0.10%(g)	0.10%	0.10%	0.10%	0.10%	0.10%(g)
Net investment income	4.64%(g)	4.59%	3.85%	2.19%	1.98%	2.55%(g)
Portfolio turnover rate(h)	1%	0%(i)	1%	6%	0%(i)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 10.96%. The market price total return from Fund Inception to August 31, 2020 was 10.45%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period September 14, 2020(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.77	$16.04	$16.48	$19.77	$20.00
Net investment income(b)	0.39	0.78	0.65	0.45	0.36
Net realized and unrealized gain (loss) on investments	(0.17)	0.70	(0.45)	(3.32)	(0.27)
Total from investment operations	0.22	1.48	0.20	(2.87)	0.09
Distributions to shareholders from:
Net investment income	(0.38)	(0.75)	(0.64)	(0.42)	(0.32)
Net asset value at end of period	$16.61	$16.77	$16.04	$16.48	$19.77
Market price at end of period(c)	$16.61	$16.79	$16.03	$16.38	$19.79
Net Asset Value Total Return(d)	1.32%	9.51%	1.27%	(14.67)%	0.45%(e)
Market Price Total Return(d)	1.19%	9.71%	1.82%	(15.27)%	0.55%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,447,450	$915,621	$257,396	$101,365	$26,691
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%	0.10%	0.10%(f)
Net investment income	4.74%(f)	4.79%	4.06%	2.60%	1.89%(f)
Portfolio turnover rate(g)	1%	0%(h)	0%	3%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,		For the Period September 13, 2021(a) Through August 31, 2022
		2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$16.46	$15.77	$16.36	$20.00
Net investment income(b)	0.39	0.80	0.73	0.47
Net realized and unrealized gain (loss) on investments	(0.12)	0.67	(0.62)	(3.68)
Total from investment operations	0.27	1.47	0.11	(3.21)
Distributions to shareholders from:
Net investment income	(0.38)	(0.78)	(0.70)	(0.43)
Net asset value at end of period	$16.35	$16.46	$15.77	$16.36
Market price at end of period(c)	$16.36	$16.48	$15.77	$16.30
Net Asset Value Total Return(d)	1.69%	9.60%	0.73%	(16.17)%(e)
Market Price Total Return(d)	1.63%	9.73%	1.10%	(16.48)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$912,154	$582,548	$193,984	$39,269
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%	0.10%(f)
Net investment income	4.88%(f)	5.00%	4.63%	2.81%(f)
Portfolio turnover rate(g)	1%	0%	0%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31, 2024	For the Period September 6, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$20.68	$19.86	$20.00
Net investment income(b)	0.51	1.04	0.99
Net realized and unrealized gain (loss) on investments	(0.25)	0.80	(0.25)
Total from investment operations	0.26	1.84	0.74
Distributions to shareholders from:
Net investment income	(0.50)	(1.02)	(0.88)
Net asset value at end of period	$20.44	$20.68	$19.86
Market price at end of period(c)	$20.44	$20.71	$19.86
Net Asset Value Total Return(d)	1.29%	9.58%	3.74%(e)
Market Price Total Return(d)	1.14%	9.73%	3.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$806,488	$564,498	$143,018
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%	0.10%(f)
Net investment income	5.04%(f)	5.19%	5.08%(f)
Portfolio turnover rate(g)	0%	0%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 3.40%. The market price total return from Fund Inception to August 31, 2023 was 3.43%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
	February 28, 2025 (Unaudited)	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$21.27	$20.00
Net investment income(b)	0.52	1.00
Net realized and unrealized gain (loss) on investments	(0.28)	1.18
Total from investment operations	0.24	2.18
Distributions to shareholders from:
Net investment income	(0.52)	(0.91)
Net asset value at end of period	$20.99	$21.27
Market price at end of period(c)	$21.00	$21.31
Net Asset Value Total Return(d)	1.18%	11.15%(e)
Market Price Total Return(d)	1.03%	11.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$532,176	$341,461
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%(f)
Net investment income	5.05%(f)	5.09%(f)
Portfolio turnover rate(g)	1%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 11.44%. The market price total return from Fund Inception to August 31, 2024 was 11.53%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
	Six Months Ended February 28, 2025 (Unaudited)	For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$20.77	$20.00
Net investment income(b)	0.51	0.24
Net realized and unrealized gain (loss) on investments	(0.27)(c)	0.76
Total from investment operations	0.24	1.00
Distributions to shareholders from:
Net investment income	(0.41)	(0.23)
Net asset value at end of period	$20.60	$20.77
Market price at end of period(d)	$20.62	$20.83
Net Asset Value Total Return(e)	1.20%	4.99%(f)
Market Price Total Return(e)	1.00%	5.29%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$166,822	$15,578
Ratio to average net assets of:
Expenses	0.11%(g)	0.10%(g)
Net investment income	5.10%(g)	5.26%(g)
Portfolio turnover rate(h)	1%	0%(i)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 3.95%. The market price total return from Fund Inception to August 31, 2024 was 4.15%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.05	$22.63	$22.37	$24.61	$23.77	$24.48
Net investment income(a)	0.68	1.55	1.49	1.10	1.10	1.27
Net realized and unrealized gain (loss) on investments	0.07	0.47	0.19	(2.26)	0.85	(0.71)
Total from investment operations	0.75	2.02	1.68	(1.16)	1.95	0.56
Distributions to shareholders from:
Net investment income	(0.70)	(1.60)	(1.42)	(1.08)	(1.11)	(1.29)
Transaction fees(a)	-	-	-	-	-	0.02
Net asset value at end of period	$23.10	$23.05	$22.63	$22.37	$24.61	$23.77
Market price at end of period(b)	$23.10	$23.06	$22.67	$22.28	$24.63	$23.74
Net Asset Value Total Return(c)	3.28%	9.28%	7.79%	(4.84)%	8.37%	2.58%
Market Price Total Return(c)	3.23%	9.12%	8.41%	(5.29)%	8.60%	2.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,002,466	$1,025,646	$1,136,056	$400,386	$292,895	$130,753
Ratio to average net assets of:
Expenses, after Waivers	0.41%(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Expenses, prior to Waivers	0.42%(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	5.93%(d)	6.82%	6.69%	4.66%	4.52%	5.42%
Portfolio turnover rate(e)	31%	83%	33%	42%	57%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.32	$22.87	$22.72	$25.73	$24.93	$25.70
Net investment income(a)	0.76	1.58	1.46	1.18	1.12	1.24
Net realized and unrealized gain (loss) on investments	0.02	0.43	0.13	(3.02)	0.80	(0.74)
Total from investment operations	0.78	2.01	1.59	(1.84)	1.92	0.50
Distributions to shareholders from:
Net investment income	(0.74)	(1.56)	(1.44)	(1.17)	(1.12)	(1.28)
Net realized gains	-	-	-	-	-	(0.02)
Total distributions	(0.74)	(1.56)	(1.44)	(1.17)	(1.12)	(1.30)
Transaction fees(a)	-	-	-	-	-	0.03
Net asset value at end of period	$23.36	$23.32	$22.87	$22.72	$25.73	$24.93
Market price at end of period(b)	$23.41	$23.32	$22.90	$22.59	$25.74	$24.88
Net Asset Value Total Return(c)	3.39%	9.13%	7.29%	(7.33)%	7.86%	2.31%
Market Price Total Return(c)	3.61%	8.97%	8.04%	(7.89)%	8.12%	1.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,028,012	$641,326	$304,199	$190,829	$115,768	$74,780
Ratio to average net assets of:
Expenses	0.42%(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	6.58%(d)	6.87%	6.45%	4.88%	4.41%	5.07%
Portfolio turnover rate(e)	38%	50%	14%	32%	37%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 10, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.46	$21.70	$21.61	$25.59	$24.91	$25.00
Net investment income(b)	0.75	1.54	1.40	1.08	1.08	1.15
Net realized and unrealized gain (loss) on investments	0.12	0.73	0.04	(3.85)	0.70	(0.27)
Total from investment operations	0.87	2.27	1.44	(2.77)	1.78	0.88
Distributions to shareholders from:
Net investment income	(0.74)	(1.51)	(1.35)	(1.10)	(1.10)	(1.06)
Net realized gains	-	-	-	(0.11)	-	-
Total distributions	(0.74)	(1.51)	(1.35)	(1.21)	(1.10)	(1.06)
Transaction fees(b)	-	-	-	-	-	0.09
Net asset value at end of period	$22.59	$22.46	$21.70	$21.61	$25.59	$24.91
Market price at end of period(c)	$22.65	$22.48	$21.74	$21.48	$25.61	$24.84
Net Asset Value Total Return(d)	3.91%	10.84%	6.95%	(11.14)%	7.29%	4.12%(e)
Market Price Total Return(d)	4.09%	10.72%	7.78%	(11.75)%	7.68%	3.84%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$420,195	$287,514	$106,308	$45,380	$43,509	$19,925
Ratio to average net assets of:
Expenses, after Waivers	0.42%(f)	0.42%	0.42%	0.42%	0.42%	0.41%(f)
Expenses, prior to Waivers	0.42%(f)	0.42%	0.42%	0.42%	0.42%	0.42%(f)
Net investment income	6.73%(f)	7.00%	6.52%	4.52%	4.25%	4.90%(f)
Portfolio turnover rate(g)	8%	16%	10%	25%	33%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.32%. The market price total return from Fund Inception to August 31, 2020 was 3.84%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period September 14, 2020(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.81	$20.98	$21.20	$25.58	$25.00
Net investment income(b)	0.76	1.55	1.42	1.16	1.03
Net realized and unrealized gain (loss) on investments	0.12	0.80	(0.27)	(4.30)	0.51
Total from investment operations	0.88	2.35	1.15	(3.14)	1.54
Distributions to shareholders from:
Net investment income	(0.76)	(1.52)	(1.37)	(1.14)	(0.96)
Net realized gains	-	-	-	(0.10)	-
Total distributions	(0.76)	(1.52)	(1.37)	(1.24)	(0.96)
Net asset value at end of period	$21.93	$21.81	$20.98	$21.20	$25.58
Market price at end of period(c)	$22.02	$21.90	$21.02	$21.13	$25.61
Net Asset Value Total Return(d)	4.11%	11.63%	5.70%	(12.60)%	6.25%(e)
Market Price Total Return(d)	4.10%	11.85%	6.23%	(12.99)%	6.37%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$364,060	$263,869	$65,038	$23,319	$15,347
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%	0.42%	0.43%(f)
Net investment income	7.02%(f)	7.27%	6.80%	4.99%	4.21%(f)
Portfolio turnover rate(g)	7%	15%	5%	17%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31, 2024	Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.48	$20.33	$20.46	$25.00
Net investment income(b)	0.75	1.47	1.30	1.07
Net realized and unrealized gain (loss) on investments	(0.04)	1.07	(0.16)	(4.59)
Total from investment operations	0.71	2.54	1.14	(3.52)
Distributions to shareholders from:
Net investment income	(0.72)	(1.39)	(1.27)	(1.02)
Net asset value at end of period	$21.47	$21.48	$20.33	$20.46
Market price at end of period(c)	$21.60	$21.61	$20.38	$20.41
Net Asset Value Total Return(d)	3.35%	12.99%	5.82%	(14.35)%(e)
Market Price Total Return(d)	3.34%	13.36%	6.32%	(14.56)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$221,176	$103,085	$20,330	$8,182
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%	0.42%(f)
Net investment income	7.06%(f)	7.04%	6.45%	5.01%(f)
Portfolio turnover rate(g)	7%	10%	6%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31, 2024	For the Period September 6, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$26.12	$24.69	$25.00
Net investment income(b)	0.88	1.82	1.75
Net realized and unrealized gain (loss) on investments	(0.18)	1.38	(0.35)
Total from investment operations	0.70	3.20	1.40
Distributions to shareholders from:
Net investment income	(0.90)	(1.77)	(1.71)
Net realized gains	(0.01)	-	-
Total distributions	(0.91)	(1.77)	(1.71)
Net asset value at end of period	$25.91	$26.12	$24.69
Market price at end of period(c)	$25.99	$26.15	$24.73
Net Asset Value Total Return(d)	2.72%	13.52%	5.91%(e)
Market Price Total Return(d)	2.92%	13.46%	6.06%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,818	$60,075	$12,344
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%	0.42%(f)
Net investment income	6.86%(f)	7.20%	7.25%(f)
Portfolio turnover rate(g)	10%	21%	11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 5.19%. The market price total return from Fund Inception to August 31, 2023 was 4.76%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
	Six Months Ended February 28, 2025 (Unaudited)	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.65	$25.00
Net investment income(b)	0.87	1.66
Net realized and unrealized gain (loss) on investments	(0.23)	1.56
Total from investment operations	0.64	3.22
Distributions to shareholders from:
Net investment income	(0.88)	(1.57)
Net asset value at end of period	$26.41	$26.65
Market price at end of period(c)	$26.48	$26.76
Net Asset Value Total Return(d)	2.46%(e)	13.31%(e)
Market Price Total Return(d)	2.30%(e)	13.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,339	$29,317
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%(f)
Net investment income	6.60%(f)	6.74%(f)
Portfolio turnover rate(g)	14%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 13.53%. The market price total return from Fund Inception to August 31, 2024 was 13.85%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
	Six Months Ended February 28, 2025 (Unaudited)	For the Period June 10, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.82	$25.00
Net investment income(b)	0.81	0.37
Net realized and unrealized gain (loss) on investments	(0.37)	0.80
Total from investment operations	0.44	1.17
Distributions to shareholders from:
Net investment income	(0.81)	(0.35)
Net realized gains	(0.12)	-
Total distributions	(0.93)	(0.35)
Net asset value at end of period	$25.33	$25.82
Market price at end of period(c)	$25.42	$25.85
Net Asset Value Total Return(d)	1.73%	4.69%(e)
Market Price Total Return(d)	1.97%	4.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,199	$5,164
Ratio to average net assets of:
Expenses	0.42%(f)	0.42%(f)
Net investment income	6.47%(f)	6.45%(f)
Portfolio turnover rate(g)	19%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 12, 2024, the first day of trading on the exchange) to August 31, 2024 was 4.02%. The market price total return from Fund Inception to August 31, 2024 was 4.06%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.50	$24.19	$24.36	$26.02	$25.71	$25.00
Net investment income(b)	0.31	0.60	0.51	0.24	0.22	0.33
Net realized and unrealized gain (loss) on investments	0.02	0.30	(0.23)	(1.73)	0.25	0.71
Total from investment operations	0.33	0.90	0.28	(1.49)	0.47	1.04
Distributions to shareholders from:
Net investment income	(0.31)	(0.60)	(0.49)	(0.22)	(0.23)	(0.33)
Transaction fees(b)	0.00	0.01	0.04	0.05	0.07	-
Net asset value at end of period	$24.52	$24.50	$24.19	$24.36	$26.02	$25.71
Market price at end of period(c)	$24.60	$24.53	$24.26	$24.40	$26.08	$25.78
Net Asset Value Total Return(d)	1.36%	3.80%	1.34%	(5.56)%	2.12%	4.19%(e)
Market Price Total Return(d)	1.56%	3.63%	1.45%	(5.62)%	2.08%	4.48%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$255,008	$227,889	$166,909	$75,530	$39,032	$10,282
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.58%(f)	2.49%	2.10%	0.97%	0.84%	1.39%(f)
Portfolio turnover rate(g)	12%	3%	5%	2%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.19%. The market price total return from Fund Inception to August 31, 2020 was 4.44%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.65	$23.29	$23.58	$25.99	$25.48	$25.00
Net investment income(b)	0.33	0.64	0.57	0.33	0.31	0.40
Net realized and unrealized gain (loss) on investments	(0.01)	0.32	(0.35)	(2.48)	0.49	0.48
Total from investment operations	0.32	0.96	0.22	(2.15)	0.80	0.88
Distributions to shareholders from:
Net investment income	(0.33)	(0.63)	(0.56)	(0.30)	(0.32)	(0.40)
Transaction fees(b)	0.00	0.03	0.05	0.04	0.03	-
Net asset value at end of period	$23.64	$23.65	$23.29	$23.58	$25.99	$25.48
Market price at end of period(c)	$23.72	$23.68	$23.36	$23.61	$26.07	$25.54
Net Asset Value Total Return(d)	1.35%	4.30%	1.16%	(8.16)%	3.27%	3.58%(e)
Market Price Total Return(d)	1.56%	4.11%	1.33%	(8.32)%	3.34%	3.83%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$255,304	$215,213	$114,135	$42,441	$23,391	$12,740
Ratio to average net assets of:
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.80%	2.73%	2.42%	1.36%	1.22%	1.70%(f)
Portfolio turnover rate(g)	4%	5%	7%	11%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.58%. The market price total return from Fund Inception to August 31, 2020 was 4.20%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.67	$23.31	$23.56	$25.91	$25.34	$25.00
Net investment income(b)	0.33	0.66	0.61	0.30	0.26	0.37
Net realized and unrealized gain (loss) on investments	(0.01)	0.32	(0.35)	(2.40)	0.57	0.26
Total from investment operations	0.32	0.98	0.26	(2.10)	0.83	0.63
Distributions to shareholders from:
Net investment income	(0.33)	(0.65)	(0.57)	(0.28)	(0.27)	(0.36)
Return of capital	-	-	-	-	-	(0.04)
Total distributions	(0.33)	(0.65)	(0.57)	(0.28)	(0.27)	(0.40)
Transaction fees(b)	0.01	0.03	0.06	0.03	0.01	0.11
Net asset value at end of period	$23.67	$23.67	$23.31	$23.56	$25.91	$25.34
Market price at end of period(c)	$23.75	$23.68	$23.36	$23.58	$25.95	$25.42
Net Asset Value Total Return(d)	1.40%	4.40%	1.37%	(8.03)%	3.32%	3.02%(e)
Market Price Total Return(d)	1.70%	4.22%	1.50%	(8.09)%	3.15%	3.34%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$229,590	$168,081	$90,900	$25,919	$18,140	$15,204
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.86%(f)	2.82%	2.59%	1.23%	1.03%	1.58%(f)
Portfolio turnover rate(g)	2%	1%	2%	9%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.02%. The market price total return from Fund Inception to August 31, 2020 was 3.46%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.45	$23.05	$23.27	$26.31	$25.70	$25.00
Net investment income(b)	0.33	0.66	0.58	0.34	0.38	0.43
Net realized and unrealized gain (loss) on investments	(0.04)	0.35	(0.31)	(3.03)	0.55	0.69
Total from investment operations	0.29	1.01	0.27	(2.69)	0.93	1.12
Distributions to shareholders from:
Net investment income	(0.33)	(0.64)	(0.54)	(0.33)	(0.40)	(0.42)
Net realized gains	-	-	-	(0.03)	-	-
Total distributions	(0.33)	(0.64)	(0.54)	(0.36)	(0.40)	(0.42)
Transaction fees(b)	0.01	0.03	0.05	0.01	0.08	-
Net asset value at end of period	$23.42	$23.45	$23.05	$23.27	$26.31	$25.70
Market price at end of period(c)	$23.54	$23.40	$23.12	$23.27	$26.36	$25.76
Net Asset Value Total Return(d)	1.27%	4.59%	1.40%	(10.23)%	3.95%	4.56%(e)
Market Price Total Return(d)	2.00%	4.05%	1.70%	(10.41)%	3.91%	4.80%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$159,289	$121,926	$69,137	$20,942	$18,419	$5,141
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.86%(f)	2.83%	2.50%	1.36%	1.45%	1.80%(f)
Portfolio turnover rate(g)	2%	5%	4%	6%	4%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.48%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,				For the Period September 23, 2019(a) Through August 31, 2020
		2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.16	$22.67	$22.89	$26.18	$25.67	$25.00
Net investment income(b)	0.33	0.65	0.58	0.36	0.36	0.44
Net realized and unrealized gain (loss) on investments	(0.08)	0.43	(0.29)	(3.31)	0.47	0.67
Total from investment operations	0.25	1.08	0.29	(2.95)	0.83	1.11
Distributions to shareholders from:
Net investment income	(0.32)	(0.63)	(0.55)	(0.36)	(0.39)	(0.44)
Transaction fees(b)	0.01	0.04	0.04	0.02	0.07	-
Net asset value at end of period	$23.10	$23.16	$22.67	$22.89	$26.18	$25.67
Market price at end of period(c)	$23.19	$23.16	$22.70	$22.91	$26.24	$25.70
Net Asset Value Total Return(d)	1.13%	5.02%	1.44%	(11.28)%	3.52%	4.52%(e)
Market Price Total Return(d)	1.52%	4.87%	1.48%	(11.41)%	3.63%	4.64%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$175,556	$122,731	$47,616	$18,314	$15,711	$5,133
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.86%(f)	2.83%	2.53%	1.48%	1.40%	1.88%(f)
Portfolio turnover rate(g)	1%	0%(h)	6%	13%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.60%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period September 14, 2020(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.01	$21.52	$21.71	$25.61	$25.00
Net investment income(b)	0.32	0.63	0.58	0.44	0.37
Net realized and unrealized gain (loss) on investments	(0.10)	0.46	(0.24)	(4.01)	0.59
Total from investment operations	0.22	1.09	0.34	(3.57)	0.96
Distributions to shareholders from:
Net investment income	(0.31)	(0.63)	(0.57)	(0.41)	(0.35)
Transaction fees(b)	0.01	0.03	0.04	0.08	-
Net asset value at end of period	$21.93	$22.01	$21.52	$21.71	$25.61
Market price at end of period(c)	$21.99	$21.98	$21.56	$21.72	$25.69
Net Asset Value Total Return(d)	1.08%	5.26%	1.77%	(13.72)%	3.87%(e)
Market Price Total Return(d)	1.49%	4.91%	1.91%	(13.95)%	4.19%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$155,737	$112,270	$51,639	$23,878	$7,684
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%	0.18%(f)
Net investment income	2.93%(f)	2.92%	2.68%	1.89%	1.52%(f)
Portfolio turnover rate(g)	2%	3%	11%	28%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31, 2024	Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$21.19	$20.67	$20.72	$25.00
Net investment income(b)	0.32	0.64	0.54	0.41
Net realized and unrealized gain (loss) on investments	(0.10)	0.48	(0.10)	(4.37)
Total from investment operations	0.22	1.12	0.44	(3.96)
Distributions to shareholders from:
Net investment income	(0.31)	(0.63)	(0.54)	(0.38)
Transaction fees(b)	0.01	0.03	0.05	0.06
Net asset value at end of period	$21.11	$21.19	$20.67	$20.72
Market price at end of period(c)	$21.15	$21.15	$20.71	$20.70
Net Asset Value Total Return(d)	1.10%	5.64%	2.38%	(15.72)%(e)
Market Price Total Return(d)	1.49%	5.23%	2.67%	(15.80)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,206	$74,150	$28,943	$12,433
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%	0.18%(f)
Net investment income	3.05%(f)	3.08%	2.61%	1.93%(f)
Portfolio turnover rate(g)	4%	5%	6%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31, 2024	For the Period February 27, 2023(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.40	$24.79	$25.00
Net investment income(b)	0.41	0.86	0.41
Net realized and unrealized gain (loss) on investments	(0.18)	0.52	(0.36)
Total from investment operations	0.23	1.38	0.05
Distributions to shareholders from:
Net investment income	(0.42)	(0.83)	(0.37)
Transaction fees(b)	0.01	0.06	0.11
Net asset value at end of period	$25.22	$25.40	$24.79
Market price at end of period(c)	$25.28	$25.42	$24.82
Net Asset Value Total Return(d)	0.97%	5.90%	0.62%(e)
Market Price Total Return(d)	1.12%	5.84%	0.74%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,881	$76,212	$19,835
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%	0.18%(f)
Net investment income	3.32%(f)	3.41%	3.26%(f)
Portfolio turnover rate(g)	0%	5%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to August 31, 2023 was 0.78%. The market price total return from Fund Inception to August 31, 2023 was 0.90%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
	February 28, 2025 (Unaudited)	For the Period September 18, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.11	$25.00
Net investment income(b)	0.43	0.85
Net realized and unrealized gain (loss) on investments	(0.21)	0.96
Total from investment operations	0.22	1.81
Distributions to shareholders from:
Net investment income	(0.42)	(0.81)
Transaction fees(b)	0.02	0.11
Net asset value at end of period	$25.93	$26.11
Market price at end of period(c)	$26.02	$26.20
Net Asset Value Total Return(d)	0.93%	7.80%(e)
Market Price Total Return(d)	0.93%	8.16%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$72,603	$49,606
Ratio to average net assets of:
Expenses	0.18%(f)	0.18%(f)
Net investment income	3.35%(f)	3.45%(f)
Portfolio turnover rate(g)	2%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to August 31, 2024 was 7.84%. The market price total return from Fund Inception to August 31, 2024 was 8.08%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
For the Period September 9, 2024(a) Through February 28, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.39
Net realized and unrealized gain (loss) on investments	(0.48)(c)
Total from investment operations	(0.09)
Distributions to shareholders from:
Net investment income	(0.30)
Transaction fees(b)	0.11
Net asset value at end of period	$24.72
Market price at end of period(d)	$24.89
Net Asset Value Total Return(e)	0.10%(f)
Market Price Total Return(e)	0.78%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,245
Ratio to average net assets of:
Expenses	0.18%(g)
Net investment income	3.39%(g)
Portfolio turnover rate(h)	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 11, 2024, the first day of trading on the exchange) to February 28, 2025 was (0.10)%. The market price total return from Fund Inception to February 28, 2025 was 0.18%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	"BulletShares 2025 Corporate Bond ETF"
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	"BulletShares 2026 Corporate Bond ETF"
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	"BulletShares 2027 Corporate Bond ETF"
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	"BulletShares 2028 Corporate Bond ETF"
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	"BulletShares 2029 Corporate Bond ETF"
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	"BulletShares 2030 Corporate Bond ETF"
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	"BulletShares 2031 Corporate Bond ETF"
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	"BulletShares 2032 Corporate Bond ETF"
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	"BulletShares 2033 Corporate Bond ETF"
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)	"BulletShares 2034 Corporate Bond ETF"
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	"BulletShares 2025 High Yield Corporate Bond ETF"
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	"BulletShares 2026 High Yield Corporate Bond ETF"
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	"BulletShares 2027 High Yield Corporate Bond ETF"
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	"BulletShares 2028 High Yield Corporate Bond ETF"
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	"BulletShares 2029 High Yield Corporate Bond ETF"
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	"BulletShares 2030 High Yield Corporate Bond ETF"
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	"BulletShares 2031 High Yield Corporate Bond ETF"
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)	"BulletShares 2032 High Yield Corporate Bond ETF"
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	"BulletShares 2025 Municipal Bond ETF"
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	"BulletShares 2026 Municipal Bond ETF"
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	"BulletShares 2027 Municipal Bond ETF"
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	"BulletShares 2028 Municipal Bond ETF"
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	"BulletShares 2029 Municipal Bond ETF"
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	"BulletShares 2030 Municipal Bond ETF"
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	"BulletShares 2031 Municipal Bond ETF"
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	"BulletShares 2032 Municipal Bond ETF"
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	"BulletShares 2033 Municipal Bond ETF"
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)	"BulletShares 2034 Municipal Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF, BulletShares 2032 Municipal Bond ETF, BulletShares 2033 Municipal Bond ETF and BulletShares 2034 Municipal Bond ETF (collectively, the "BulletShares Municipal Bond ETFs")) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of the BulletShares Municipal Bond ETFs are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index
BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index
BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index
BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index
BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index
BulletShares 2030 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2030 Index
BulletShares 2031 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2031 Index
BulletShares 2032 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2032 Index
BulletShares 2033 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2033 Index
BulletShares 2034 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2034 Index
BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index
BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index
BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index
BulletShares 2028 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2028 Index
BulletShares 2029 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2029 Index
BulletShares 2030 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2030 Index
BulletShares 2031 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2031 Index
BulletShares 2032 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2032 Index
BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index
BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index
BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index
BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index
BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index
BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index
BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index
BulletShares 2032 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2032 Index
BulletShares 2033 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2033 Index
BulletShares 2034 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2034 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.	Securities Lending - Each Fund (except for the BulletShares Municipal Bond ETFs) may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, there were no affiliated securities lending transactions with Invesco.
K.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the BulletShares Municipal Bond ETFs currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Funds’ investments. As such, each BulletShares Municipal Bond ETF may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each BulletShares Municipal Bond ETF compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between such Funds and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Municipal Securities Risk.  The BulletShares Municipal Bond ETFs invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. If a Fund is non-diversified and therefore can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Rule 144A Securities Risk. Certain Funds may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to a Fund.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
BulletShares 2025 Corporate Bond ETF	0.10%
BulletShares 2026 Corporate Bond ETF	0.10%
BulletShares 2027 Corporate Bond ETF	0.10%
BulletShares 2028 Corporate Bond ETF	0.10%
BulletShares 2029 Corporate Bond ETF	0.10%
BulletShares 2030 Corporate Bond ETF	0.10%
BulletShares 2031 Corporate Bond ETF	0.10%
BulletShares 2032 Corporate Bond ETF	0.10%
BulletShares 2033 Corporate Bond ETF	0.10%
BulletShares 2034 Corporate Bond ETF	0.10%
BulletShares 2025 High Yield Corporate Bond ETF	0.42%
BulletShares 2026 High Yield Corporate Bond ETF	0.42%
BulletShares 2027 High Yield Corporate Bond ETF	0.42%
BulletShares 2028 High Yield Corporate Bond ETF	0.42%
BulletShares 2029 High Yield Corporate Bond ETF	0.42%
BulletShares 2030 High Yield Corporate Bond ETF	0.42%
BulletShares 2031 High Yield Corporate Bond ETF	0.42%

Unitary Management Fees (as a % of average daily net assets)
BulletShares 2032 High Yield Corporate Bond ETF	0.42%
BulletShares 2025 Municipal Bond ETF	0.18%
BulletShares 2026 Municipal Bond ETF	0.18%
BulletShares 2027 Municipal Bond ETF	0.18%
BulletShares 2028 Municipal Bond ETF	0.18%
BulletShares 2029 Municipal Bond ETF	0.18%
BulletShares 2030 Municipal Bond ETF	0.18%
BulletShares 2031 Municipal Bond ETF	0.18%
BulletShares 2032 Municipal Bond ETF	0.18%
BulletShares 2033 Municipal Bond ETF	0.18%
BulletShares 2034 Municipal Bond ETF	0.18%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
BulletShares 2025 Corporate Bond ETF	$35,395
BulletShares 2026 Corporate Bond ETF	7,749
BulletShares 2027 Corporate Bond ETF	2,796
BulletShares 2028 Corporate Bond ETF	2,338
BulletShares 2029 Corporate Bond ETF	1,970
BulletShares 2030 Corporate Bond ETF	1,116
BulletShares 2031 Corporate Bond ETF	942
BulletShares 2032 Corporate Bond ETF	609
BulletShares 2033 Corporate Bond ETF	639
BulletShares 2034 Corporate Bond ETF	156
BulletShares 2025 High Yield Corporate Bond ETF	36,985
BulletShares 2026 High Yield Corporate Bond ETF	14,287
BulletShares 2027 High Yield Corporate Bond ETF	1,805
BulletShares 2028 High Yield Corporate Bond ETF	1,396
BulletShares 2029 High Yield Corporate Bond ETF	596
BulletShares 2030 High Yield Corporate Bond ETF	265
BulletShares 2031 High Yield Corporate Bond ETF	62
BulletShares 2032 High Yield Corporate Bond ETF	17
BulletShares 2025 Municipal Bond ETF	-
BulletShares 2026 Municipal Bond ETF	-
BulletShares 2027 Municipal Bond ETF	-
BulletShares 2028 Municipal Bond ETF	-
BulletShares 2029 Municipal Bond ETF	-
BulletShares 2030 Municipal Bond ETF	-
BulletShares 2031 Municipal Bond ETF	-
BulletShares 2032 Municipal Bond ETF	-
BulletShares 2033 Municipal Bond ETF	-
BulletShares 2034 Municipal Bond ETF(a)	-

(a)	For the period September 9, 2024 (commencement of investment operations) through February 28, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended February 28, 2025, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
BulletShares 2025 Corporate Bond ETF	$2,964,415	$2,158,621	$4,373
BulletShares 2027 Corporate Bond ETF	-	2,964,415	33,872
BulletShares 2029 Corporate Bond ETF	2,158,621	-	-
BulletShares 2025 High Yield Corporate Bond ETF	19,785,754	2,188,709	(39,515)
BulletShares 2026 High Yield Corporate Bond ETF	8,369,718	19,268,746	76,301
BulletShares 2027 High Yield Corporate Bond ETF	3,709,598	537,368	(20,144)
BulletShares 2028 High Yield Corporate Bond ETF	2,188,709	3,281,607	153,357
BulletShares 2029 High Yield Corporate Bond ETF	537,368	3,819,959	145,361
BulletShares 2030 High Yield Corporate Bond ETF	2,141,847	5,641,046	191,306
BulletShares 2031 High Yield Corporate Bond ETF	332,967	2,285,364	65,398
BulletShares 2032 High Yield Corporate Bond ETF	-	43,163	3,192
BulletShares 2025 Municipal Bond ETF	796,902	3,094,613	(146,277)
BulletShares 2026 Municipal Bond ETF	55,113	554,984	(4,933)
BulletShares 2027 Municipal Bond ETF	551,205	190,040	(4,181)
BulletShares 2028 Municipal Bond ETF	307,698	325,443	676
BulletShares 2029 Municipal Bond ETF	100,011	230,572	299
BulletShares 2030 Municipal Bond ETF	-	45,020	21
BulletShares 2031 Municipal Bond ETF	10,014	100,057	4
BulletShares 2032 Municipal Bond ETF	204,828	285,222	578
BulletShares 2033 Municipal Bond ETF	-	35,084	184
BulletShares 2034 Municipal Bond ETF(a)	298,965	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
(a)	For the period September 9, 2024 (commencement of investment operations) through February 28, 2025.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025, for each Fund (except for BulletShares 2030 High Yield Corporate Bond ETF and the BulletShares Municipal Bond ETFs). As of February 28, 2025, all of the securities in BulletShares 20230 High Yield Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,654,644,272	$-	$3,654,644,272
Money Market Funds	225,169,951	157,059,540	-	382,229,491
Total Investments	$225,169,951	$3,811,703,812	$-	$4,036,873,763
BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,230,233,852	$-	$4,230,233,852
Money Market Funds	27,123,564	296,585,193	-	323,708,757
Total Investments	$27,123,564	$4,526,819,045	$-	$4,553,942,609
BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,003,956,592	$-	$3,003,956,592
Money Market Funds	651,527	391,736,124	-	392,387,651
Total Investments	$651,527	$3,395,692,716	$-	$3,396,344,243
BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,420,876,770	$-	$2,420,876,770
Money Market Funds	5,572,017	406,522,623	-	412,094,640
Total Investments	$5,572,017	$2,827,399,393	$-	$2,832,971,410
BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,868,364,073	$-	$1,868,364,073
Money Market Funds	3,290,093	352,187,455	-	355,477,548
Total Investments	$3,290,093	$2,220,551,528	$-	$2,223,841,621
BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,434,599,438	$-	$1,434,599,438
Money Market Funds	881	204,373,933	-	204,374,814
Total Investments	$881	$1,638,973,371	$-	$1,638,974,252
BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$902,684,359	$-	$902,684,359
Money Market Funds	809,929	11,902,070	-	12,711,999
Total Investments	$809,929	$914,586,429	$-	$915,396,358
BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$796,733,461	$-	$796,733,461
Money Market Funds	397,270	40,104,740	-	40,502,010
Total Investments	$397,270	$836,838,201	$-	$837,235,471

	Level 1	Level 2	Level 3	Total
BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$523,927,120	$-	$523,927,120
Money Market Funds	1,157,024	23,905,879	-	25,062,903
Total Investments	$1,157,024	$547,832,999	$-	$548,990,023
BulletShares 2034 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$163,941,238	$-	$163,941,238
Money Market Funds	407,027	8,833,105	-	9,240,132
Total Investments	$407,027	$172,774,343	$-	$173,181,370
BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$736,521,398	$-	$736,521,398
U.S. Treasury Securities	-	219,792,059	-	219,792,059
Money Market Funds	229,898,005	39,899,581	-	269,797,586
Total Investments	$229,898,005	$996,213,038	$-	$1,226,111,043
BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$985,312,817	$-	$985,312,817
Money Market Funds	46,556,469	116,595,337	-	163,151,806
Total Investments	$46,556,469	$1,101,908,154	$-	$1,148,464,623
BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$409,668,063	$-	$409,668,063
Money Market Funds	4,931,412	102,240,757	-	107,172,169
Total Investments	$4,931,412	$511,908,820	$-	$516,840,232
BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$358,671,261	$425	$358,671,686
Money Market Funds	679,439	62,088,543	-	62,767,982
Total Investments	$679,439	$420,759,804	$425	$421,439,668
BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$214,969,392	$-	$214,969,392
Money Market Funds	1,857,704	18,677,957	-	20,535,661
Total Investments	$1,857,704	$233,647,349	$-	$235,505,053
BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$33,398,618	$-	$33,398,618
Money Market Funds	411,502	-	-	411,502
Total Investments	$411,502	$33,398,618	$-	$33,810,120
BulletShares 2032 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$14,907,417	$-	$14,907,417
Money Market Funds	51,089	1,186,724	-	1,237,813
Total Investments	$51,089	$16,094,141	$-	$16,145,230
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BulletShares 2025 Corporate Bond ETF	$1,823,817	$3,048,565	$4,872,382
BulletShares 2026 Corporate Bond ETF	1,726,799	3,513,345	5,240,144
BulletShares 2027 Corporate Bond ETF	298,437	507,851	806,288
BulletShares 2028 Corporate Bond ETF	213,733	1,638,520	1,852,253
BulletShares 2029 Corporate Bond ETF	26,107	556,352	582,459
BulletShares 2030 Corporate Bond ETF	283,397	469,327	752,724
BulletShares 2031 Corporate Bond ETF	48,658	281,365	330,023
BulletShares 2032 Corporate Bond ETF	103,716	-	103,716
BulletShares 2033 Corporate Bond ETF	421	-	421
BulletShares 2025 High Yield Corporate Bond ETF	323,671	10,654,007	10,977,678
BulletShares 2026 High Yield Corporate Bond ETF	6,393,275	6,092,582	12,485,857
BulletShares 2027 High Yield Corporate Bond ETF	1,808,895	2,034,719	3,843,614
BulletShares 2028 High Yield Corporate Bond ETF	788,974	1,125,606	1,914,580
BulletShares 2029 High Yield Corporate Bond ETF	99,799	347,690	447,489
BulletShares 2031 High Yield Corporate Bond ETF	52,246	-	52,246
BulletShares 2025 Municipal Bond ETF	135,670	224,393	360,063
BulletShares 2026 Municipal Bond ETF	270,839	263,475	534,314
BulletShares 2027 Municipal Bond ETF	13,950	13,928	27,878
BulletShares 2028 Municipal Bond ETF	197,258	429,916	627,174
BulletShares 2029 Municipal Bond ETF	284,416	312,840	597,256
BulletShares 2030 Municipal Bond ETF	511,378	576,327	1,087,705
BulletShares 2031 Municipal Bond ETF	918,043	2,770	920,813
BulletShares 2033 Municipal Bond ETF	11,994	-	11,994

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BulletShares 2025 Corporate Bond ETF	$10,426,290	$688,044,636
BulletShares 2026 Corporate Bond ETF	74,585,512	97,430,011
BulletShares 2027 Corporate Bond ETF	14,303,053	18,666,909
BulletShares 2028 Corporate Bond ETF	13,263,002	19,919,724
BulletShares 2029 Corporate Bond ETF	10,912,848	13,952,790
BulletShares 2030 Corporate Bond ETF	10,403,267	13,035,017
BulletShares 2031 Corporate Bond ETF	4,310,432	7,518,988
BulletShares 2032 Corporate Bond ETF	1,612,315	3,523,617
BulletShares 2033 Corporate Bond ETF	3,104,822	2,192,710
BulletShares 2034 Corporate Bond ETF	1,923,773	1,075,444
BulletShares 2025 High Yield Corporate Bond ETF	224,714,585	454,430,030
BulletShares 2026 High Yield Corporate Bond ETF	303,089,854	325,932,283
BulletShares 2027 High Yield Corporate Bond ETF	25,498,921	29,415,104
BulletShares 2028 High Yield Corporate Bond ETF	20,887,126	20,238,493
BulletShares 2029 High Yield Corporate Bond ETF	11,418,712	12,773,976
BulletShares 2030 High Yield Corporate Bond ETF	8,832,871	8,404,788
BulletShares 2031 High Yield Corporate Bond ETF	4,143,927	4,623,052

	Purchases	Sales
BulletShares 2032 High Yield Corporate Bond ETF	$1,546,866	$1,419,382
BulletShares 2025 Municipal Bond ETF	26,067,328	42,574,062
BulletShares 2026 Municipal Bond ETF	27,320,304	7,904,683
BulletShares 2027 Municipal Bond ETF	35,931,234	4,687,988
BulletShares 2028 Municipal Bond ETF	19,713,927	2,392,006
BulletShares 2029 Municipal Bond ETF	34,579,476	739,686
BulletShares 2030 Municipal Bond ETF	24,831,227	2,313,977
BulletShares 2031 Municipal Bond ETF	18,550,307	3,420,917
BulletShares 2032 Municipal Bond ETF	13,458,799	365,222
BulletShares 2033 Municipal Bond ETF	22,136,240	1,106,693
BulletShares 2034 Municipal Bond ETF(a)	22,499,534	530,912

(a)	For the period September 9, 2024 (commencement of investment operations) through February 28, 2025.
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BulletShares 2025 Corporate Bond ETF	$16,431,072	$265,645,219
BulletShares 2026 Corporate Bond ETF	710,597,351	167,136,289
BulletShares 2027 Corporate Bond ETF	901,624,284	26,377,801
BulletShares 2028 Corporate Bond ETF	571,006,329	15,031,086
BulletShares 2029 Corporate Bond ETF	736,412,826	24,153,972
BulletShares 2030 Corporate Bond ETF	549,872,982	21,404,900
BulletShares 2031 Corporate Bond ETF	347,912,617	22,426,324
BulletShares 2032 Corporate Bond ETF	243,592,523	-
BulletShares 2033 Corporate Bond ETF	189,599,239	-
BulletShares 2034 Corporate Bond ETF	147,721,706	-
BulletShares 2025 High Yield Corporate Bond ETF	41,208,010	80,204,555
BulletShares 2026 High Yield Corporate Bond ETF	373,300,060	-
BulletShares 2027 High Yield Corporate Bond ETF	127,332,741	-
BulletShares 2028 High Yield Corporate Bond ETF	95,610,551	-
BulletShares 2029 High Yield Corporate Bond ETF	115,170,138	-
BulletShares 2030 High Yield Corporate Bond ETF	48,144,452	-
BulletShares 2031 High Yield Corporate Bond ETF	5,151,513	-
BulletShares 2032 High Yield Corporate Bond ETF	9,742,244	-
BulletShares 2025 Municipal Bond ETF	5,862,832	-
BulletShares 2026 Municipal Bond ETF	20,442,417	-
BulletShares 2027 Municipal Bond ETF	29,971,944	-
BulletShares 2028 Municipal Bond ETF	20,385,134	-
BulletShares 2029 Municipal Bond ETF	20,194,851	-
BulletShares 2030 Municipal Bond ETF	21,274,634	-
BulletShares 2031 Municipal Bond ETF	10,378,659	-
BulletShares 2032 Municipal Bond ETF	12,383,831	-
BulletShares 2033 Municipal Bond ETF	2,601,562	-
BulletShares 2034 Municipal Bond ETF(a)	-	-

(a)	For the period September 9, 2024 (commencement of investment operations) through February 28, 2025.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BulletShares 2025 Corporate Bond ETF	$2,041,757	$(4,844,096)	$(2,802,339)	$4,039,676,102
BulletShares 2026 Corporate Bond ETF	7,799,019	(12,970,564)	(5,171,545)	4,559,114,154
BulletShares 2027 Corporate Bond ETF	11,149,538	(8,051,727)	3,097,811	3,393,246,432
BulletShares 2028 Corporate Bond ETF	17,721,202	(5,109,259)	12,611,943	2,820,359,467
BulletShares 2029 Corporate Bond ETF	12,061,369	(4,878,653)	7,182,716	2,216,658,905
BulletShares 2030 Corporate Bond ETF	9,871,416	(1,142,978)	8,728,438	1,630,245,814
BulletShares 2031 Corporate Bond ETF	9,346,752	(521,264)	8,825,488	906,570,870
BulletShares 2032 Corporate Bond ETF	11,685,887	(521,749)	11,164,138	826,071,333
BulletShares 2033 Corporate Bond ETF	5,073,252	(186,393)	4,886,859	544,103,164
BulletShares 2034 Corporate Bond ETF	602,327	(161,784)	440,543	172,740,827
BulletShares 2025 High Yield Corporate Bond ETF	2,588,243	(204,595)	2,383,648	1,223,727,395
BulletShares 2026 High Yield Corporate Bond ETF	6,189,680	(2,254,752)	3,934,928	1,144,529,695
BulletShares 2027 High Yield Corporate Bond ETF	5,637,402	(317,213)	5,320,189	511,520,043
BulletShares 2028 High Yield Corporate Bond ETF	6,746,703	(847,255)	5,899,448	415,540,220
BulletShares 2029 High Yield Corporate Bond ETF	2,613,266	(1,249,023)	1,364,243	234,140,810
BulletShares 2030 High Yield Corporate Bond ETF	1,899,891	(324,127)	1,575,764	110,714,699
BulletShares 2031 High Yield Corporate Bond ETF	575,564	(123,145)	452,419	33,357,701
BulletShares 2032 High Yield Corporate Bond ETF	135,867	(34,157)	101,710	16,043,520
BulletShares 2025 Municipal Bond ETF	214,411	(407,345)	(192,934)	233,549,193
BulletShares 2026 Municipal Bond ETF	718,471	(826,154)	(107,683)	250,125,979
BulletShares 2027 Municipal Bond ETF	841,835	(1,003,172)	(161,337)	225,412,808
BulletShares 2028 Municipal Bond ETF	874,252	(1,230,015)	(355,763)	157,251,433
BulletShares 2029 Municipal Bond ETF	853,593	(1,485,236)	(631,643)	173,943,862
BulletShares 2030 Municipal Bond ETF	813,401	(1,157,350)	(343,949)	153,773,657
BulletShares 2031 Municipal Bond ETF	1,083,462	(692,338)	391,124	97,581,553
BulletShares 2032 Municipal Bond ETF	1,154,370	(683,926)	470,444	98,981,374
BulletShares 2033 Municipal Bond ETF	549,118	(610,514)	(61,396)	71,728,728
BulletShares 2034 Municipal Bond ETF	189,386	(142,681)	46,705	21,919,325
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Approval of Investment Advisory Contracts
At a meeting held on June 27, 2024, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of the Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of the Fund.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser. Because the Fund had not yet commenced operations, the Trustees noted that no performance information for the Fund could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for the Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds, as applicable.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco BulletShares 2034 Municipal Bond ETF	Same as median (6)	N/A (0)	Lower than median (56)	Lower than median (4)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Information regarding the aggregate remuneration paid to the Funds’ directors and officers is disclosed under "Note 8 - Trustees’ and Officers Fees" within the Financial Statements filed under Item 7 of Form N-CSR.
The aggregate remuneration paid to the Adviser is reported as "Unitary management fees" on the Statements of Operations.
The aggregate remuneration paid to Invesco, as the Funds’ securities lending agent, is disclosed under "Note 2(J) - Significant Accounting Policies - Securities Lending" within the Financial Statements filed under Item 7 of Form N-CSR.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BS-NCSRS	invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
IIGD	Invesco Investment Grade Defensive ETF

2

Invesco Investment Grade Defensive ETF (IIGD)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-1.27%
General Dynamics Corp., 3.75%, 05/15/2028	$160,000	$157,014
Northrop Grumman Corp., 3.25%, 01/15/2028	160,000	154,615
		311,629
Air Freight & Logistics-0.65%
United Parcel Service, Inc., 3.05%, 11/15/2027	165,000	159,984
Automobile Components-1.30%
BorgWarner, Inc., 2.65%, 07/01/2027	170,000	162,549
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	155,000	155,405
		317,954
Automobiles-0.64%
PACCAR Financial Corp., 4.45%, 08/06/2027	155,000	155,724
Banks-7.13%
Bank of America Corp., 3.25%, 10/21/2027	165,000	160,178
Citibank N.A., 5.80%, 09/29/2028	155,000	161,463
Fifth Third Bancorp, 2.55%, 05/05/2027	170,000	162,890
JPMorgan Chase & Co., 4.25%, 10/01/2027	160,000	159,898
KeyBank N.A., 5.85%, 11/15/2027	150,000	154,299
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(c)	160,000	160,632
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	155,000	157,304
PNC Bank N.A., 4.05%, 07/26/2028	160,000	156,853
Truist Financial Corp., 1.13%, 08/03/2027(c)	170,000	157,072
U.S. Bancorp, Series X, 3.15%, 04/27/2027	160,000	155,974
Wells Fargo & Co., 4.30%, 07/22/2027	160,000	159,122
		1,745,685
Beverages-1.31%
Coca-Cola Co. (The), 2.25%, 01/05/2032	190,000	165,340
PepsiCo, Inc., 3.00%, 10/15/2027	160,000	155,375
		320,715
Biotechnology-0.66%
Gilead Sciences, Inc., 2.95%, 03/01/2027	165,000	160,507
Broadline Retail-0.65%
Amazon.com, Inc., 3.15%, 08/22/2027	162,000	158,013
Capital Markets-6.45%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	160,000	161,586
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	160,000	158,207
BlackRock, Inc., 1.90%, 01/28/2031	185,000	159,811
Charles Schwab Corp. (The), 2.45%, 03/03/2027	160,000	154,030
CME Group, Inc., 2.65%, 03/15/2032	180,000	158,298
FMR LLC, 7.57%, 06/15/2029(b)	140,000	155,210
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	170,000	163,202
Morgan Stanley, 3.59%, 07/22/2028	160,000	155,662
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 4.00%, 05/10/2027	$155,000	$154,227
State Street Corp., 4.33%, 10/22/2027	160,000	160,012
		1,580,245
Chemicals-1.34%
Linde, Inc., 1.10%, 08/10/2030(c)	195,000	164,917
PPG Industries, Inc., 3.75%, 03/15/2028	165,000	162,016
		326,933
Commercial Services & Supplies-0.62%
Cintas Corp. No. 2, 3.70%, 04/01/2027	155,000	152,982
Communications Equipment-0.64%
Cisco Systems, Inc., 4.85%, 02/26/2029	155,000	157,274
Consumer Finance-1.29%
American Express Co., 2.55%, 03/04/2027	165,000	159,175
Capital One Financial Corp., 3.80%, 01/31/2028	160,000	156,483
		315,658
Consumer Staples Distribution & Retail-1.92%
Costco Wholesale Corp., 1.60%, 04/20/2030(c)	180,000	156,958
Target Corp., 3.38%, 04/15/2029(c)	160,000	153,758
Walmart, Inc., 1.80%, 09/22/2031(c)	185,000	158,404
		469,120
Electric Utilities-6.55%
Constellation Energy Generation LLC, 5.60%, 03/01/2028	150,000	153,931
Duke Energy Progress LLC, 2.00%, 08/15/2031	190,000	161,371
Florida Power & Light Co., 2.45%, 02/03/2032	190,000	164,078
MidAmerican Energy Co., 3.65%, 04/15/2029	167,000	161,424
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	165,000	162,454
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	164,000	159,351
Public Service Co. of Colorado, 1.88%, 06/15/2031	195,000	164,559
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	185,000	156,897
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	160,000	157,190
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	160,000	161,905
		1,603,160
Electrical Equipment-0.64%
Emerson Electric Co., 2.00%, 12/21/2028	172,000	157,605
Energy Equipment & Services-1.95%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	160,000	155,851
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	160,000	156,920
Schlumberger Investment S.A., 2.65%, 06/26/2030(c)	180,000	164,066
		476,837
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Entertainment-0.64%
Netflix, Inc., 5.88%, 11/15/2028	$150,000	$157,114
Financial Services-2.57%
Equitable Holdings, Inc., 4.35%, 04/20/2028	160,000	158,346
Mastercard, Inc., 3.35%, 03/26/2030	165,000	156,442
Nuveen LLC, 4.00%, 11/01/2028(b)	159,000	156,127
Visa, Inc., 1.90%, 04/15/2027(c)	165,000	157,487
		628,402
Food Products-2.59%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	170,000	159,828
Hormel Foods Corp., 1.80%, 06/11/2030	190,000	165,259
Mars, Inc., 4.55%, 04/20/2028(b)	155,000	154,909
Mondelez International, Inc., 2.63%, 03/17/2027	160,000	154,343
		634,339
Gas Utilities-1.92%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	150,000	152,768
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	170,000	162,429
Southern California Gas Co., 2.95%, 04/15/2027	160,000	154,801
		469,998
Ground Transportation-0.65%
CSX Corp., 4.25%, 03/15/2029	160,000	158,423
Health Care Equipment & Supplies-1.27%
Abbott Laboratories, 1.15%, 01/30/2028	170,000	156,613
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	155,000	154,599
		311,212
Health Care Providers & Services-3.28%
Ascension Health, Series B, 2.53%, 11/15/2029	179,000	164,380
Elevance Health, Inc., 3.65%, 12/01/2027	165,000	161,528
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	160,000	162,847
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	176,000	160,439
Sutter Health, Series 20-A, 2.29%, 08/15/2030	175,000	154,925
		804,119
Health Care REITs-0.63%
Welltower OP LLC, 4.25%, 04/15/2028	155,000	153,483
Hotels, Restaurants & Leisure-0.66%
McDonald’s Corp., 3.80%, 04/01/2028	165,000	162,042
Household Products-1.29%
Kimberly-Clark Corp., 3.10%, 03/26/2030	165,000	154,942
Procter & Gamble Co. (The), 3.00%, 03/25/2030	170,000	160,096
		315,038
Independent Power and Renewable Electricity Producers-0.64%
NSTAR Electric Co., 3.20%, 05/15/2027	162,000	157,747
Industrial Conglomerates-0.63%
3M Co., 2.38%, 08/26/2029(c)	170,000	155,235
	Principal Amount	Value
Industrial REITs-0.66%
Prologis L.P., 2.25%, 04/15/2030	$180,000	$160,597
Insurance-14.80%
Athene Global Funding, 5.58%, 01/09/2029(b)	155,000	158,640
Athene Holding Ltd., 4.13%, 01/12/2028	160,000	157,899
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	180,000	162,262
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)	150,000	152,024
CNO Global Funding, 5.88%, 06/04/2027(b)	150,000	153,812
Corebridge Global Funding, 4.65%, 08/20/2027(b)	160,000	160,485
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)(c)	171,000	157,447
F&G Global Funding, 5.88%, 06/10/2027(b)	150,000	153,106
GA Global Funding Trust, 4.40%, 09/23/2027(b)	160,000	158,800
Jackson National Life Global Funding, 5.55%, 07/02/2027(b)	160,000	163,111
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	160,000	159,064
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	150,000	152,271
Met Tower Global Funding, 4.80%, 01/14/2028(b)	160,000	161,530
Metropolitan Life Global Funding I
5.05%, 06/11/2027(b)	160,000	162,137
2.95%, 04/09/2030(b)	170,000	156,790
New York Life Global Funding, 4.85%, 01/09/2028(b)	155,000	156,781
New York Life Insurance Co., 5.88%, 05/15/2033(b)	147,000	155,332
Northwestern Mutual Global Funding
4.35%, 09/15/2027(b)	160,000	159,920
4.90%, 06/12/2028(b)	155,000	156,788
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	175,000	161,283
Pricoa Global Funding I, 4.40%, 08/27/2027(b)	155,000	155,175
Principal Life Global Funding II, 4.60%, 08/19/2027(b)	155,000	155,486
RGA Global Funding, 5.45%, 05/24/2029(b)	150,000	154,132
		3,624,275
Interactive Media & Services-1.29%
Alphabet, Inc., 1.10%, 08/15/2030	189,000	160,181
Meta Platforms, Inc., 3.85%, 08/15/2032	165,000	156,259
		316,440
IT Services-0.67%
International Business Machines Corp., 3.50%, 05/15/2029	170,000	162,840
Machinery-4.53%
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	155,000	156,204
Caterpillar, Inc., 2.60%, 04/09/2030	175,000	160,673
Cummins, Inc., 1.50%, 09/01/2030(c)	185,000	157,859
Enterprise Products Operating LLC, 3.13%, 07/31/2029	170,000	160,495
John Deere Capital Corp., 4.95%, 07/14/2028	160,000	163,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Parker-Hannifin Corp., 4.25%, 09/15/2027	$155,000	$154,389
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	160,000	155,089
		1,107,924
Media-0.65%
Comcast Corp., 4.15%, 10/15/2028	160,000	157,990
Multi-Utilities-1.91%
Consumers Energy Co., 4.70%, 01/15/2030	160,000	160,799
DTE Electric Co., 2.25%, 03/01/2030	180,000	161,287
Duke Energy Florida LLC, 2.50%, 12/01/2029	160,000	145,922
		468,008
Oil, Gas & Consumable Fuels-3.91%
Chevron Corp., 2.24%, 05/11/2030	175,000	156,615
Chevron USA, Inc., 1.02%, 08/12/2027	175,000	162,173
ConocoPhillips Co.
6.95%, 04/15/2029	145,000	158,427
4.70%, 01/15/2030	160,000	160,983
Exxon Mobil Corp., 3.48%, 03/19/2030	170,000	163,025
Pioneer Natural Resources Co., 1.90%, 08/15/2030	180,000	156,832
		958,055
Paper & Forest Products-0.64%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)(c)	175,000	155,947
Passenger Airlines-1.31%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	160,000	159,004
Southwest Airlines Co., 5.13%, 06/15/2027	160,000	161,546
		320,550
Personal Care Products-0.65%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	160,000	159,538
Pharmaceuticals-2.59%
Johnson & Johnson, 1.30%, 09/01/2030	185,000	158,281
Merck & Co., Inc., 2.15%, 12/10/2031	190,000	163,048
Pfizer, Inc., 3.45%, 03/15/2029	160,000	154,556
Zoetis, Inc., 3.00%, 09/12/2027	165,000	159,361
		635,246
Professional Services-0.66%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	175,000	162,037
Residential REITs-1.31%
ERP Operating L.P., 3.00%, 07/01/2029	170,000	159,047
Mid-America Apartments L.P., 3.60%, 06/01/2027	165,000	161,796
		320,843
Semiconductors & Semiconductor Equipment-5.19%
Applied Materials, Inc., 3.30%, 04/01/2027	165,000	161,773
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	180,000	175,407
Lam Research Corp., 4.00%, 03/15/2029	145,000	142,563
Microchip Technology, Inc., 4.90%, 03/15/2028	160,000	160,596
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
NVIDIA Corp., 2.85%, 04/01/2030	$170,000	$158,344
QUALCOMM, Inc., 3.25%, 05/20/2027	160,000	156,716
Texas Instruments, Inc., 4.90%, 03/14/2033(c)	155,000	157,231
Xilinx, Inc., 2.38%, 06/01/2030	175,000	156,937
		1,269,567
Software-2.61%
Adobe, Inc., 2.30%, 02/01/2030	180,000	163,105
Microsoft Corp., 3.50%, 02/12/2035	170,000	157,569
Salesforce, Inc., 3.70%, 04/11/2028	160,000	157,453
ServiceNow, Inc., 1.40%, 09/01/2030	190,000	160,498
		638,625
Specialized REITs-0.63%
Extra Space Storage L.P., 5.70%, 04/01/2028	150,000	154,346
Specialty Retail-1.31%
Home Depot, Inc. (The), 2.95%, 06/15/2029	170,000	160,004
Lowe’s Cos., Inc., 3.10%, 05/03/2027	165,000	160,459
		320,463
Technology Hardware, Storage & Peripherals-0.67%
Apple, Inc., 1.65%, 02/08/2031	190,000	163,742
Textiles, Apparel & Luxury Goods-0.64%
NIKE, Inc., 2.85%, 03/27/2030(c)	170,000	157,440
Wireless Telecommunication Services-0.64%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	156,000	157,009
Total U.S. Dollar Denominated Bonds & Notes (Cost $24,346,065)		24,248,659
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $2,529)	2,529	2,529
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $24,348,594)		24,251,188
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.40%
Invesco Private Government Fund, 4.34%(d)(e)(f)	503,476	503,476
Invesco Private Prime Fund, 4.47%(d)(e)(f)	1,309,002	1,309,395
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,812,871)		1,812,871
TOTAL INVESTMENTS IN SECURITIES-106.46% (Cost $26,161,465)		26,064,059
OTHER ASSETS LESS LIABILITIES-(6.46)%		(1,582,533)
NET ASSETS-100.00%		$24,481,526
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $5,202,974, which represented 21.25% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,426	$1,301,054	$(1,350,951)	$-	$-	$2,529	$1,905
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,135	10,231,099	(12,095,758)	-	-	503,476	58,798 *
Invesco Private Prime Fund	6,184,362	23,893,847	(28,768,107)	(322)	(385)	1,309,395	157,674 *
Total	$8,604,923	$35,426,000	$(42,214,816)	$(322)	$(385)	$1,815,400	$218,377

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Invesco Investment Grade Defensive ETF (IIGD)
Assets:
Unaffiliated investments in securities, at value(a)	$24,248,659
Affiliated investments in securities, at value	1,815,400
Cash	5,325
Receivable for:
Dividends and interest	248,494
Securities lending	557
Investments sold	640,430
Total assets	26,958,865
Liabilities:
Payable for:
Investments purchased	661,292
Collateral upon return of securities loaned	1,812,871
Accrued unitary management fees	3,176
Total liabilities	2,477,339
Net Assets	$24,481,526
Net assets consist of:
Shares of beneficial interest	$28,803,680
Distributable earnings (loss)	(4,322,154)
Net Assets	$24,481,526
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,001
Net asset value	$24.48
Market price	$24.47
Unaffiliated investments in securities, at cost	$24,346,065
Affiliated investments in securities, at cost	$1,815,400
(a)Includes securities on loan with an aggregate value of:	$1,717,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)

Invesco Investment Grade Defensive ETF (IIGD)
Investment income:
Unaffiliated interest income	$896,609
Affiliated dividend income	1,905
Securities lending income, net	7,086
Total investment income	905,600
Expenses:
Unitary management fees	27,160
Less: Waivers	(37)
Net expenses	27,123
Net investment income	878,477
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(79,919)
Affiliated investment securities	(385)
In-kind redemptions	(180,949)
Net realized gain (loss)	(261,253)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(58,852)
Affiliated investment securities	(322)
Change in net unrealized appreciation (depreciation)	(59,174)
Net realized and unrealized gain (loss)	(320,427)
Net increase in net assets resulting from operations	$558,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$878,477	$2,287,663
Net realized gain (loss)	(261,253)	(1,034,663)
Change in net unrealized appreciation (depreciation)	(59,174)	2,796,563
Net increase in net assets resulting from operations	558,050	4,049,563
Distributions to Shareholders from:
Distributable earnings	(857,929)	(2,288,363)
Shareholder Transactions:
Proceeds from shares sold	-	2,377,325
Value of shares repurchased	(20,660,676)	(32,270,485)
Net increase (decrease) in net assets resulting from share transactions	(20,660,676)	(29,893,160)
Net increase (decrease) in net assets	(20,960,555)	(28,131,960)
Net assets:
Beginning of period	45,442,081	73,574,041
End of period	$24,481,526	$45,442,081
Changes in Shares Outstanding:
Shares sold	-	100,000
Shares repurchased	(850,000)	(1,350,000)
Shares outstanding, beginning of period	1,850,001	3,100,001
Shares outstanding, end of period	1,000,001	1,850,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights
Invesco Investment Grade Defensive ETF (IIGD)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.56	$23.73	$24.27	$26.75	$27.43	$26.30
Net investment income(a)	0.51	0.98	0.80	0.31	0.33	0.53
Net realized and unrealized gain (loss) on investments	(0.07)	0.83	(0.58)	(2.30)	(0.27)	1.14
Total from investment operations	0.44	1.81	0.22	(1.99)	0.06	1.67
Distributions to shareholders from:
Net investment income	(0.52)	(0.98)	(0.76)	(0.32)	(0.33)	(0.53)
Net realized gains	-	-	-	(0.17)	(0.41)	(0.02)
Total distributions	(0.52)	(0.98)	(0.76)	(0.49)	(0.74)	(0.55)
Transaction fees(a)	-	-	-	-	-	0.01
Net asset value at end of period	$24.48	$24.56	$23.73	$24.27	$26.75	$27.43
Market price at end of period(b)	$24.47	$24.57	$23.73	$24.20	$26.76	$27.41
Net Asset Value Total Return(c)	1.80%	7.84%	0.95%	(7.55)%	0.21%	6.50%
Market Price Total Return(c)	1.72%	7.88%	1.24%	(7.82)%	0.32%	6.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,482	$45,442	$73,574	$57,041	$97,655	$83,647
Ratio to average net assets of:
Expenses	0.13%(d)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	4.20%(d)	4.10%	3.32%	1.21%	1.21%	1.98%
Portfolio turnover rate(e)	34%	75%	84%	51%	53%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	"Investment Grade Defensive ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may

11

become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

12

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, there were no affiliated securities lending transactions with Invesco.
K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

14

unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in

15

the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.13% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees of $37.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Invesco Indexing LLC (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

16

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$24,248,659	$-	$24,248,659
Money Market Funds	2,529	1,812,871	-	1,815,400
Total Investments	$2,529	$26,061,530	$-	$26,064,059
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total*
$1,339,542	$2,627,665	$3,967,207

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $14,068,854 and $14,199,536, respectively.
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were $0 and $20,413,880, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$223,132
Aggregate unrealized (depreciation) of investments	(337,374)
Net unrealized appreciation of investments	$(114,242)
Cost of investments for tax purposes is $26,178,301.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement,

17

Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

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©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
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Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
POWA	Invesco Bloomberg Pricing Power ETF
IUS	Invesco RAFITM Strategic US ETF

2

Invesco Bloomberg Pricing Power ETF (POWA)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Consumer Discretionary-10.36%
AutoZone, Inc.(b)	1,247	$4,355,784
Best Buy Co., Inc.	43,829	3,940,665
Home Depot, Inc. (The)	9,508	3,770,873
Lowe’s Cos., Inc.	14,459	3,595,086
Tractor Supply Co.(c)	70,427	3,898,134
		19,560,542
Consumer Staples-16.87%
Archer-Daniels-Midland Co.	70,962	3,349,406
Coca-Cola Co. (The)	60,375	4,299,304
Costco Wholesale Corp.	4,098	4,297,204
Hershey Co. (The)(c)	21,827	3,769,741
Kroger Co. (The)	66,014	4,279,027
PepsiCo, Inc.	23,926	3,671,923
Sysco Corp.	51,651	3,901,717
Walmart, Inc.	43,623	4,301,664
		31,869,986
Financials-2.04%
MSCI, Inc.(c)	6,526	3,853,668
Health Care-20.66%
Cardinal Health, Inc.	31,602	4,091,827
Cencora, Inc.(c)	15,638	3,964,858
IQVIA Holdings, Inc.(b)	19,565	3,693,872
McKesson Corp.	6,115	3,915,190
Mettler-Toledo International, Inc.(b)	3,256	4,143,976
STERIS PLC	17,918	3,928,701
Vertex Pharmaceuticals, Inc.(b)(c)	8,418	4,038,872
Waters Corp.(b)(c)	10,630	4,011,124
Zimmer Biomet Holdings, Inc.(c)	34,758	3,625,955
Zoetis, Inc.	21,619	3,615,562
		39,029,937
Industrials-30.87%
AMETEK, Inc.	19,645	3,718,799
Booz Allen Hamilton Holding Corp.(c)	26,339	2,793,514
Cummins, Inc.	10,536	3,879,144
Dover Corp.	19,195	3,815,390
Fastenal Co.(c)	46,418	3,515,235
Ferguson Enterprises, Inc.(c)	18,733	3,325,108
HEICO Corp.(c)	13,689	3,623,205
J.B. Hunt Transport Services, Inc.(c)	20,944	3,375,963
Johnson Controls International PLC	45,831	3,925,883
Lockheed Martin Corp.	7,101	3,198,077
Otis Worldwide Corp.	38,149	3,806,507
Quanta Services, Inc.	11,427	2,966,792
Republic Services, Inc.	17,887	4,239,577
Rollins, Inc.	76,922	4,029,944
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	17,383	$4,046,415
Xylem, Inc.(c)	30,964	4,052,878
		58,312,431
Information Technology-13.48%
Accenture PLC, Class A (Ireland)	10,651	3,711,873
ANSYS, Inc.(b)	11,098	3,698,409
Autodesk, Inc.(b)	12,354	3,387,590
KLA Corp.(c)	6,165	4,369,999
Microsoft Corp.	9,153	3,633,649
ServiceNow, Inc.(b)	3,714	3,453,129
Synopsys, Inc.(b)	7,013	3,206,905
		25,461,554
Materials-2.01%
DuPont de Nemours, Inc.	46,464	3,799,361
Real Estate-3.59%
Equinix, Inc.	4,134	3,739,699
Iron Mountain, Inc.(c)	32,656	3,042,560
		6,782,259
Total Common Stocks & Other Equity Interests (Cost $172,794,302)		188,669,738
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $25,128)	25,128	25,128
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $172,819,430)		188,694,866
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.43%
Invesco Private Government Fund, 4.34%(d)(e)(f)	12,407,399	12,407,399
Invesco Private Prime Fund, 4.47%(d)(e)(f)	24,287,354	24,294,640
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,702,039)		36,702,039
TOTAL INVESTMENTS IN SECURITIES-119.32% (Cost $209,521,469)		225,396,905
OTHER ASSETS LESS LIABILITIES-(19.32)%		(36,501,180)
NET ASSETS-100.00%		$188,895,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,059	$2,251,240	$(2,250,171)	$-	$-	$25,128	$2,493
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,377,367	94,955,137	(88,925,105)	-	-	12,407,399	171,395 *
Invesco Private Prime Fund	16,604,083	177,532,608	(169,840,043)	(883)	(1,125)	24,294,640	456,699 *
Total	$23,005,509	$274,738,985	$(261,015,319)	$(883)	$(1,125)	$36,727,167	$630,587

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic US ETF (IUS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-13.18%
Alphabet, Inc., Class A	131,119	$22,326,943
AT&T, Inc.	374,018	10,251,833
Charter Communications, Inc., Class A(b)	5,507	2,002,180
Comcast Corp., Class A	165,168	5,926,228
EchoStar Corp., Class A(b)(c)	15,272	476,945
Electronic Arts, Inc.	3,916	505,634
Fox Corp., Class A(c)	21,154	1,218,470
Frontier Communications Parent, Inc.(b)	6,322	227,529
IAC, Inc.(b)(c)	2,980	137,736
Interpublic Group of Cos., Inc. (The)	10,246	280,740
Liberty Broadband Corp., Class C(b)(c)	4,356	358,325
Liberty Media Corp.-Liberty Formula One(b)(c)	2,477	238,857
Live Nation Entertainment, Inc.(b)	2,132	305,644
Lumen Technologies, Inc.(b)(c)	351,626	1,659,675
Meta Platforms, Inc., Class A	24,487	16,362,213
Netflix, Inc.(b)	2,466	2,418,061
News Corp., Class A	13,389	383,193
Nexstar Media Group, Inc., Class A	1,553	262,690
Omnicom Group, Inc.(c)	4,302	356,034
Paramount Global, Class B(c)	61,286	696,209
Pinterest, Inc., Class A(b)	4,644	171,735
Take-Two Interactive Software, Inc.(b)(c)	1,335	282,993
TEGNA, Inc.	12,032	218,982
Telephone and Data Systems, Inc.(c)	9,966	359,773
T-Mobile US, Inc.	10,618	2,863,568
Verizon Communications, Inc.	169,908	7,323,035
Walt Disney Co. (The)	31,318	3,563,988
Warner Bros. Discovery, Inc.(b)	180,210	2,065,207
		83,244,420
Consumer Discretionary-11.76%
Academy Sports & Outdoors, Inc.(c)	3,151	156,258
Adient PLC(b)(c)	8,001	126,656
Advance Auto Parts, Inc.(c)	2,958	109,150
Airbnb, Inc., Class A(b)	5,918	821,833
Amazon.com, Inc.(b)	64,292	13,647,906
Aptiv PLC (Jersey)(b)	6,392	416,247
Aramark(c)	8,383	310,590
Asbury Automotive Group, Inc.(b)(c)	1,039	278,868
Autoliv, Inc. (Sweden)	2,105	204,922
AutoNation, Inc.(b)(c)	1,979	360,910
AutoZone, Inc.(b)	271	946,606
Best Buy Co., Inc.	9,768	878,241
Booking Holdings, Inc.	520	2,608,325
BorgWarner, Inc.	10,038	298,831
Brunswick Corp.(c)	2,451	149,143
Burlington Stores, Inc.(b)	985	245,590
Caesars Entertainment, Inc., (Acquired 06/17/2022 - 02/27/2025; Cost $338,590)(b)(d)	8,012	266,159
Capri Holdings Ltd.(b)	6,015	132,210
CarMax, Inc.(b)	5,936	492,510
Carnival Corp.(b)	29,495	705,815
Chipotle Mexican Grill, Inc.(b)	5,297	285,879
Coupang, Inc. (South Korea)(b)	13,676	324,121
D.R. Horton, Inc.	6,554	831,113
Dana, Inc.	12,287	182,708
	Shares	Value
Consumer Discretionary-(continued)
Darden Restaurants, Inc.	2,444	$489,924
Deckers Outdoor Corp.(b)	1,133	157,895
Dick’s Sporting Goods, Inc.(c)	1,917	431,517
DoorDash, Inc., Class A(b)	2,497	495,505
eBay, Inc.	12,531	811,257
Expedia Group, Inc.(b)	5,053	1,000,292
Ford Motor Co.	319,586	3,052,046
Gap, Inc. (The)	8,541	193,112
Garmin Ltd.	1,626	372,240
General Motors Co.	110,437	5,425,770
Genuine Parts Co.	3,079	384,505
Goodyear Tire & Rubber Co. (The)(b)(c)	26,208	247,666
Group 1 Automotive, Inc.	863	396,617
H&R Block, Inc.	3,292	179,447
Harley-Davidson, Inc.	5,606	144,411
Hasbro, Inc.	2,839	184,847
Hilton Worldwide Holdings, Inc.	2,414	639,613
Home Depot, Inc. (The)	14,030	5,564,298
Hyatt Hotels Corp., Class A(c)	1,573	221,714
KB Home	3,244	197,884
Kohl’s Corp.(c)	14,366	163,916
Las Vegas Sands Corp.(c)	7,345	328,395
Lear Corp.	3,280	308,287
Lennar Corp., Class A	7,382	883,109
Lithia Motors, Inc., Class A	1,435	494,271
LKQ Corp.(c)	8,787	370,723
Lowe’s Cos., Inc.	11,154	2,773,331
lululemon athletica, inc.(b)	947	346,233
Macy’s, Inc.(c)	21,642	310,563
Marriott International, Inc., Class A	3,593	1,007,657
McDonald’s Corp.	6,181	1,905,788
MercadoLibre, Inc. (Brazil)(b)	299	634,439
Meritage Homes Corp.	1,968	142,621
MGM Resorts International(b)(c)	12,518	435,126
Mohawk Industries, Inc.(b)	2,157	253,642
Murphy USA, Inc.	680	319,083
Newell Brands, Inc.	25,666	164,776
NIKE, Inc., Class B	21,797	1,731,336
Norwegian Cruise Line Holdings Ltd.(b)	12,975	294,792
NVR, Inc.(b)	52	376,770
ODP Corp. (The)(b)(c)	4,116	64,045
O’Reilly Automotive, Inc.(b)	712	978,032
PENN Entertainment, Inc.(b)(c)	12,405	266,831
Polaris, Inc.(c)	2,516	113,019
Pool Corp.(c)	510	176,970
PulteGroup, Inc.	4,860	501,941
PVH Corp.	2,405	179,990
Ralph Lauren Corp.	1,325	359,260
RH(b)(c)	720	231,890
Ross Stores, Inc.	4,648	652,207
Royal Caribbean Cruises Ltd.	2,819	693,756
Service Corp. International(c)	2,829	229,149
Signet Jewelers Ltd.	1,684	88,107
Skechers U.S.A., Inc., Class A(b)(c)	3,252	198,339
Starbucks Corp.	13,479	1,561,003
Tapestry, Inc.	6,940	592,815
Taylor Morrison Home Corp., Class A(b)	4,083	251,676
Tesla, Inc.(b)	12,809	3,752,781
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(c)	2,380	$236,548
TJX Cos., Inc. (The)	14,833	1,850,565
Toll Brothers, Inc.	2,833	316,276
Tractor Supply Co.(c)	7,159	396,251
Ulta Beauty, Inc.(b)	920	337,051
V.F. Corp.	17,899	446,222
Vail Resorts, Inc.(c)	897	142,614
Valvoline, Inc.(b)(c)	4,477	165,112
Whirlpool Corp.(c)	3,793	386,089
Williams-Sonoma, Inc.	1,798	349,855
Yum! Brands, Inc.	1,226	191,710
		74,326,113
Consumer Staples-8.78%
Albertson’s Cos., Inc., Class A	39,810	837,602
Altria Group, Inc.	38,743	2,163,797
Andersons, Inc. (The)	4,585	196,146
Archer-Daniels-Midland Co.	33,236	1,568,739
BJ’s Wholesale Club Holdings, Inc., Class C(b)	3,483	352,689
Brown-Forman Corp., Class B(c)	4,082	135,155
Bunge Global S.A.	9,140	678,097
Casey’s General Stores, Inc.	786	325,569
Church & Dwight Co., Inc.	2,278	253,314
Clorox Co. (The)	1,557	243,499
Coca-Cola Co. (The)	43,275	3,081,613
Colgate-Palmolive Co.	8,325	758,990
Conagra Brands, Inc.	14,447	368,976
Constellation Brands, Inc., Class A	2,644	464,022
Costco Wholesale Corp.	4,986	5,228,369
Darling Ingredients, Inc.(b)(c)	5,033	181,641
Dollar General Corp.	5,737	425,571
Dollar Tree, Inc.(b)(c)	5,737	417,998
Estee Lauder Cos., Inc. (The), Class A	3,892	279,874
General Mills, Inc.	13,022	789,394
Hershey Co. (The)(c)	2,320	400,687
Hormel Foods Corp.	10,946	313,384
Ingredion, Inc.	1,637	213,809
J.M. Smucker Co. (The)	3,575	395,145
Kellanova	6,331	524,840
Keurig Dr Pepper, Inc.	21,847	732,311
Kimberly-Clark Corp.	4,858	689,885
Kraft Heinz Co. (The)	44,358	1,362,234
Kroger Co. (The)	39,631	2,568,881
McCormick & Co., Inc.	3,661	302,435
Molson Coors Beverage Co., Class B	9,067	555,716
Mondelez International, Inc., Class A	21,632	1,389,423
Monster Beverage Corp.(b)	5,270	288,005
PepsiCo, Inc.	16,314	2,503,710
Performance Food Group Co.(b)(c)	8,691	739,952
Philip Morris International, Inc. (Switzerland)	17,963	2,789,295
Post Holdings, Inc.(b)(c)	1,902	215,896
Procter & Gamble Co. (The)	27,683	4,812,413
Sysco Corp.	15,239	1,151,154
Target Corp.	12,774	1,587,042
The Campbell’s Company(c)	4,287	171,737
Tyson Foods, Inc., Class A	17,907	1,098,415
United Natural Foods, Inc.(b)	31,759	1,009,619
US Foods Holding Corp.(b)	9,346	669,921
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.(c)	92,521	$988,124
Walmart, Inc.	93,807	9,250,308
		55,475,396
Energy-9.25%
Antero Resources Corp.(b)	8,727	320,281
APA Corp.	15,359	317,931
Baker Hughes Co., Class A	25,240	1,125,452
Cheniere Energy, Inc.	7,169	1,638,547
Chevron Corp.	65,574	10,401,348
Chord Energy Corp.	1,939	221,628
Civitas Resources, Inc.	4,499	172,492
CNX Resources Corp.(b)(c)	8,387	242,384
ConocoPhillips	37,986	3,766,312
Coterra Energy, Inc.	29,459	795,098
CVR Energy, Inc.	7,772	143,160
Delek US Holdings, Inc.	8,836	144,027
Devon Energy Corp.	19,701	713,570
Diamondback Energy, Inc.	5,431	863,312
EOG Resources, Inc.	16,147	2,049,700
EQT Corp.	13,368	643,936
Expand Energy Corp.	5,828	576,273
Exxon Mobil Corp.	126,272	14,057,862
Halliburton Co.	19,286	508,572
Helmerich & Payne, Inc.(c)	4,468	118,447
Hess Corp.	3,573	532,163
HF Sinclair Corp.	13,669	482,106
Kinder Morgan, Inc.	63,774	1,728,275
Marathon Petroleum Corp.	25,520	3,832,594
Matador Resources Co.	3,325	174,030
Murphy Oil Corp.	6,216	164,662
NOV, Inc.	9,315	138,980
Occidental Petroleum Corp.(c)	34,391	1,679,656
ONEOK, Inc.	10,055	1,009,421
Ovintiv, Inc.	12,613	548,161
PBF Energy, Inc., Class A	12,201	261,467
Peabody Energy Corp.(c)	10,366	142,947
Permian Resources Corp.	12,363	174,195
Phillips 66	22,206	2,879,896
Range Resources Corp.(c)	5,572	206,833
Schlumberger N.V.	25,260	1,052,332
SM Energy Co.(c)	4,375	143,106
Targa Resources Corp.	4,439	895,435
TechnipFMC PLC (United Kingdom)(c)	7,398	217,797
Valero Energy Corp.	20,829	2,722,975
World Kinect Corp.(c)	21,211	635,057
		58,442,420
Financials-9.80%
Affiliated Managers Group, Inc.(c)	1,212	207,070
Allstate Corp. (The)	8,276	1,648,165
American Express Co.	11,556	3,477,894
American Financial Group, Inc.	2,340	295,495
Aon PLC, Class A	2,667	1,091,123
Arch Capital Group Ltd.	6,836	635,133
Assurant, Inc.	1,710	355,492
Berkshire Hathaway, Inc., Class B(b)	39,678	20,387,747
Blackstone, Inc., Class A	8,864	1,428,522
Block, Inc., Class A(b)	7,338	479,171
Bread Financial Holdings, Inc.(c)	5,422	292,788
Brown & Brown, Inc.(b)	1,969	233,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Cboe Global Markets, Inc.	1,046	$220,497
Chubb Ltd.	9,581	2,735,184
Cincinnati Financial Corp.	4,041	597,300
Corpay, Inc.(b)	1,012	371,455
Everest Group Ltd.	1,613	569,744
First American Financial Corp.	3,763	247,191
Fiserv, Inc.(b)	10,342	2,437,506
Franklin Resources, Inc.(c)	9,206	186,422
Hartford Financial Services Group, Inc. (The)	9,486	1,122,004
Janus Henderson Group PLC	5,001	211,042
LPL Financial Holdings, Inc.	1,257	467,277
Markel Group, Inc.(b)	364	703,772
Marsh & McLennan Cos., Inc.	4,825	1,147,578
Mastercard, Inc., Class A	5,508	3,174,316
Moody’s Corp.	898	452,538
MSCI, Inc.	416	245,652
Nasdaq, Inc.	3,877	320,938
NU Holdings Ltd., Class A (Brazil)(b)	14,496	155,832
Old Republic International Corp.	11,207	431,582
OneMain Holdings, Inc.	6,889	370,215
PayPal Holdings, Inc.(b)	24,568	1,745,556
Progressive Corp. (The)	7,445	2,099,490
Reinsurance Group of America, Inc.	2,933	594,490
RenaissanceRe Holdings Ltd. (Bermuda)	1,405	333,856
StoneX Group, Inc.(b)(c)	7,155	863,394
T. Rowe Price Group, Inc.	4,131	436,729
TPG, Inc.(c)	5,091	280,820
Tradeweb Markets, Inc., Class A	1,477	199,942
Travelers Cos., Inc. (The)	6,951	1,796,764
Visa, Inc., Class A	15,142	5,492,155
W.R. Berkley Corp.	7,876	496,818
Western Union Co. (The)	13,280	143,822
Willis Towers Watson PLC	2,062	700,358
		61,884,244
Health Care-13.82%
Abbott Laboratories	20,739	2,862,189
AbbVie, Inc.	23,685	4,950,876
Agilent Technologies, Inc.	2,535	324,277
Align Technology, Inc.(b)	765	143,078
Amgen, Inc.	4,943	1,522,741
Avantor, Inc.(b)(c)	8,278	138,243
Baxter International, Inc.	12,285	423,955
Becton, Dickinson and Co.	4,273	963,690
Biogen, Inc.(b)	1,995	280,298
Boston Scientific Corp.(b)	8,133	844,124
Bristol-Myers Squibb Co.	69,312	4,132,381
Cardinal Health, Inc.	25,179	3,260,177
Cencora, Inc.	11,634	2,949,684
Centene Corp.(b)	34,369	1,998,901
Cigna Group (The)	12,506	3,862,478
Cooper Cos., Inc. (The)(b)	2,034	183,833
CVS Health Corp.	112,456	7,390,608
Danaher Corp.	5,752	1,195,036
DaVita, Inc.(b)	2,115	312,766
DexCom, Inc.(b)(c)	1,451	128,225
Edwards Lifesciences Corp.(b)	4,024	288,199
Elanco Animal Health, Inc.(b)(c)	10,226	114,224
Elevance Health, Inc.	6,155	2,442,796
Eli Lilly and Co.	1,848	1,701,324
	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.	4,739	$413,952
Gilead Sciences, Inc.	27,406	3,132,780
GRAIL, Inc.(b)(c)	309	11,915
HCA Healthcare, Inc.	4,195	1,284,929
Henry Schein, Inc.(b)(c)	3,752	270,782
Hologic, Inc.(b)	3,620	229,472
Humana, Inc.	5,564	1,504,617
Illumina, Inc.(b)(c)	1,628	144,469
Intuitive Surgical, Inc.(b)	1,470	842,531
IQVIA Holdings, Inc.(b)	2,165	408,752
Jazz Pharmaceuticals PLC(b)(c)	1,832	262,947
Johnson & Johnson	36,917	6,092,043
Labcorp Holdings, Inc.	2,518	632,119
McKesson Corp.	6,348	4,064,371
Medtronic PLC	25,228	2,321,481
Merck & Co., Inc.	25,585	2,360,216
Mettler-Toledo International, Inc.(b)	151	192,181
Moderna, Inc.(b)(c)	3,351	103,747
Molina Healthcare, Inc.(b)	1,468	442,044
Perrigo Co. PLC	5,567	161,443
Pfizer, Inc.	153,421	4,054,917
Quest Diagnostics, Inc.(c)	2,746	474,783
Regeneron Pharmaceuticals, Inc.	1,214	848,270
ResMed, Inc.	956	223,245
STERIS PLC	1,098	240,747
Stryker Corp.	2,428	937,669
Tenet Healthcare Corp.(b)	2,999	379,643
Thermo Fisher Scientific, Inc.	3,745	1,980,955
United Therapeutics Corp.(b)	679	217,314
UnitedHealth Group, Inc.	16,577	7,873,412
Universal Health Services, Inc., Class B	2,105	368,901
Vertex Pharmaceuticals, Inc.(b)	1,544	740,796
Viatris, Inc.	69,619	642,583
West Pharmaceutical Services, Inc.	493	114,544
Zimmer Biomet Holdings, Inc.	3,835	400,067
Zoetis, Inc.	3,210	536,840
		87,325,580
Industrials-10.08%
3M Co.	13,120	2,035,174
A.O. Smith Corp.	1,972	131,099
AECOM	3,113	311,456
AGCO Corp.(c)	2,570	249,213
Amentum Holdings, Inc.(b)	2,782	54,638
American Airlines Group, Inc.(b)(c)	11,672	167,493
AMETEK, Inc.	1,999	378,411
Atkore, Inc.(c)	1,107	68,080
Automatic Data Processing, Inc.	3,559	1,121,726
Avis Budget Group, Inc.(b)(c)	4,754	375,614
Beacon Roofing Supply, Inc.(b)	2,590	298,938
Boeing Co. (The)(b)	4,840	845,209
Boise Cascade Co.	1,398	144,917
Booz Allen Hamilton Holding Corp.	1,392	147,636
Broadridge Financial Solutions, Inc.	1,028	247,974
Builders FirstSource, Inc.(b)	4,292	596,545
C.H. Robinson Worldwide, Inc.	4,852	493,060
CACI International, Inc., Class A(b)	434	145,325
Carlisle Cos., Inc.	673	229,331
Carrier Global Corp.	8,946	579,701
Caterpillar, Inc.	7,463	2,566,899
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Cintas Corp.	1,868	$387,610
Copart, Inc.(b)	3,854	211,199
Core & Main, Inc., Class A(b)	3,020	154,050
CSX Corp.	39,042	1,249,734
Cummins, Inc.	2,778	1,022,804
Deere & Co.	5,856	2,815,506
Delta Air Lines, Inc.	5,440	327,053
Dover Corp.	1,705	338,903
Eaton Corp. PLC	2,832	830,682
EMCOR Group, Inc.	631	258,022
Emerson Electric Co.	7,474	908,913
Equifax, Inc.	896	219,699
Expeditors International of Washington, Inc.	4,147	486,692
Fastenal Co.	5,035	381,301
FedEx Corp.	8,085	2,125,546
Fluor Corp.(b)	4,947	188,134
Fortive Corp.	4,768	379,247
Fortune Brands Innovations, Inc.(c)	2,586	167,366
General Dynamics Corp.	4,168	1,052,837
General Electric Co.	14,547	3,010,938
GXO Logistics, Inc.(b)(c)	3,322	130,953
Hertz Global Holdings, Inc.(b)(c)	69,476	289,715
Honeywell International, Inc.	8,748	1,862,362
Howmet Aerospace, Inc.	2,815	384,529
Hubbell, Inc.	473	175,762
Huntington Ingalls Industries, Inc.	1,012	177,687
Illinois Tool Works, Inc.	3,305	872,454
Ingersoll Rand, Inc.	3,551	301,054
J.B. Hunt Transport Services, Inc.	1,700	274,023
Jacobs Solutions, Inc.	2,782	356,402
Johnson Controls International PLC	12,645	1,083,171
Knight-Swift Transportation Holdings, Inc.	5,541	279,488
L3Harris Technologies, Inc.(b)	3,739	770,645
Leidos Holdings, Inc.	2,151	279,565
Lockheed Martin Corp.	5,500	2,477,035
ManpowerGroup, Inc.	3,807	219,397
Masco Corp.	3,333	250,575
Norfolk Southern Corp.	3,908	960,391
Northrop Grumman Corp.	2,641	1,219,455
Old Dominion Freight Line, Inc.	1,583	279,399
Oshkosh Corp.	1,630	166,749
Otis Worldwide Corp.	3,343	333,565
Owens Corning	2,235	344,279
PACCAR, Inc.	9,758	1,046,448
Parker-Hannifin Corp.	1,277	853,687
Paychex, Inc.	2,763	419,064
Quanta Services, Inc.	1,496	388,406
Regal Rexnord Corp.(c)	1,420	183,748
Republic Services, Inc.	2,240	530,925
Robert Half, Inc.(c)	2,650	156,588
Rockwell Automation, Inc.	1,244	357,215
RTX Corp.	34,620	4,604,114
Ryder System, Inc.	3,010	495,055
Science Applications International Corp.(c)	1,369	135,244
Snap-on, Inc.	972	331,617
Southwest Airlines Co.	6,071	188,565
SS&C Technologies Holdings, Inc.	4,391	391,019
Stanley Black & Decker, Inc.(c)	5,252	454,456
Textron, Inc.	5,317	397,339
Trane Technologies PLC	1,832	647,978
	Shares	Value
Industrials-(continued)
TransDigm Group, Inc.	211	$288,479
TriNet Group, Inc.(c)	1,822	134,300
Uber Technologies, Inc.(b)	9,904	752,803
UFP Industries, Inc.	1,665	178,155
Union Pacific Corp.	6,851	1,690,073
United Airlines Holdings, Inc.(b)	5,290	496,255
United Parcel Service, Inc., Class B	20,397	2,427,855
United Rentals, Inc.	1,052	675,721
Verisk Analytics, Inc.	1,860	552,253
W.W. Grainger, Inc.	461	470,778
Wabtec Corp.	2,333	432,445
Waste Connections, Inc.	2,260	428,858
Waste Management, Inc.	4,474	1,041,458
Watsco, Inc.(c)	412	207,784
WESCO International, Inc.	1,694	305,716
WillScot Holdings Corp.(b)	4,885	160,961
Xylem, Inc.	1,863	243,848
ZIM Integrated Shipping Services Ltd. (Israel)(c)	20,836	421,304
		63,683,844
Information Technology-17.76%
Accenture PLC, Class A (Ireland)	8,442	2,942,037
Adobe, Inc.(b)	3,394	1,488,473
Advanced Micro Devices, Inc.(b)	9,023	901,037
Akamai Technologies, Inc.(b)	3,059	246,800
Amdocs Ltd.	3,025	263,931
Amkor Technology, Inc.	6,061	127,887
Amphenol Corp., Class A	8,390	558,774
ANSYS, Inc.(b)	543	180,955
Apple, Inc.	132,442	32,029,773
Applied Materials, Inc.	7,281	1,150,908
AppLovin Corp., Class A(b)	2,043	665,487
Arista Networks, Inc.(b)	2,830	263,332
Arrow Electronics, Inc.(b)(c)	4,388	474,211
Autodesk, Inc.(b)	1,589	435,720
Avnet, Inc.	6,458	326,387
Broadcom, Inc.	28,348	5,653,442
Cadence Design Systems, Inc.(b)	1,013	253,757
CDW Corp.	1,918	341,788
Cisco Systems, Inc.	81,336	5,214,451
Cognizant Technology Solutions Corp., Class A	11,187	932,213
Coherent Corp.(b)	2,953	222,036
Corning, Inc.	16,791	842,069
Dell Technologies, Inc., Class C(c)	10,519	1,080,932
DXC Technology Co.(b)	24,135	443,360
F5, Inc.(b)	953	278,686
First Solar, Inc.(b)(c)	929	126,511
Flex Ltd.(b)	17,890	677,852
Fortinet, Inc.(b)	4,630	500,086
Gartner, Inc.(b)	462	230,224
Gen Digital, Inc.	9,261	253,103
GoDaddy, Inc., Class A(b)	1,766	316,997
Hewlett Packard Enterprise Co.	61,259	1,213,541
HP, Inc.	30,493	941,319
Insight Enterprises, Inc.(b)(c)	940	144,647
Intel Corp.	109,874	2,607,310
International Business Machines Corp.	15,720	3,968,357
Intuit, Inc.	1,808	1,109,823
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Jabil, Inc.	5,223	$809,147
Juniper Networks, Inc.	7,375	266,975
Keysight Technologies, Inc.(b)	1,908	304,383
KLA Corp.	982	696,081
Kyndryl Holdings, Inc.(b)	7,755	295,310
Lam Research Corp.	11,726	899,853
Marvell Technology, Inc.	6,404	588,015
Microchip Technology, Inc.	6,781	399,130
Micron Technology, Inc.	11,127	1,041,821
Microsoft Corp.	40,672	16,146,377
Motorola Solutions, Inc.	1,054	463,992
NetApp, Inc.	3,129	312,305
NVIDIA Corp.	42,002	5,246,890
ON Semiconductor Corp.(b)(c)	5,542	260,751
Oracle Corp.	11,687	1,940,743
Palo Alto Networks, Inc.(b)	2,182	415,518
Qorvo, Inc.(b)(c)	2,268	164,861
QUALCOMM, Inc.	11,826	1,858,692
Roper Technologies, Inc.	836	488,642
Salesforce, Inc.	9,974	2,970,756
Sandisk Corp.(b)(c)	1,219	57,110
Seagate Technology Holdings PLC(c)	2,297	234,087
ServiceNow, Inc.(b)	650	604,344
Skyworks Solutions, Inc.	3,591	239,376
Snowflake, Inc., Class A(b)	1,527	270,432
Synopsys, Inc.(b)	753	344,332
TD SYNNEX Corp.	6,213	854,225
TE Connectivity PLC (Switzerland)	5,231	805,731
Teledyne Technologies, Inc.(b)	629	323,948
Teradyne, Inc.	1,297	142,488
Texas Instruments, Inc.	8,424	1,651,020
Twilio, Inc., Class A(b)	4,339	520,376
VeriSign, Inc.(b)	966	229,792
Western Digital Corp.(b)(c)	3,663	179,231
Workday, Inc., Class A(b)	1,354	356,562
Xerox Holdings Corp.(c)	14,149	93,808
Zoom Communications, Inc., Class A(b)	4,256	313,667
		112,198,987
Materials-3.41%
Air Products and Chemicals, Inc.(c)	2,904	918,100
Albemarle Corp.(c)	2,985	229,935
Alcoa Corp.	5,398	179,483
Alpha Metallurgical Resources, Inc.(b)(c)	598	82,237
Amcor PLC(c)	43,796	443,215
Avery Dennison Corp.	1,001	188,158
Ball Corp.	4,790	252,385
Berry Global Group, Inc.	6,028	435,041
Celanese Corp.	2,268	115,532
CF Industries Holdings, Inc.	6,740	546,075
Cleveland-Cliffs, Inc.(b)(c)	29,224	316,788
Commercial Metals Co.	4,520	218,949
Corteva, Inc.	14,456	910,439
Crown Holdings, Inc.(c)	3,093	277,226
Dow, Inc.	26,179	997,682
DuPont de Nemours, Inc.	10,958	896,036
Eastman Chemical Co.	3,351	327,895
Ecolab, Inc.	2,005	539,365
Freeport-McMoRan, Inc.	17,762	655,595
Graphic Packaging Holding Co.(c)	8,069	215,281
	Shares	Value
Materials-(continued)
Huntsman Corp.	9,033	$152,929
International Flavors & Fragrances, Inc.	5,252	429,666
International Paper Co.	14,696	828,120
Linde PLC	5,455	2,547,758
LyondellBasell Industries N.V., Class A	9,731	747,633
Martin Marietta Materials, Inc.	561	271,041
Mosaic Co. (The)	22,678	542,458
Newmont Corp.	19,422	832,038
Nucor Corp.	8,770	1,205,612
Olin Corp.	5,631	142,971
Packaging Corp. of America	1,796	382,710
PPG Industries, Inc.	3,833	433,972
Reliance, Inc.	1,642	487,937
RPM International, Inc.	1,751	216,931
Sherwin-Williams Co. (The)	2,241	811,847
Smurfit WestRock PLC	9,981	519,711
Sonoco Products Co.	3,000	143,460
Steel Dynamics, Inc.	5,719	772,465
Ternium S.A., ADR (Mexico)	13,969	403,564
United States Steel Corp.(c)	15,657	629,724
Vulcan Materials Co.	1,293	319,772
		21,567,736
Real Estate-0.65%
CBRE Group, Inc., Class A(b)	6,669	946,598
CoStar Group, Inc.(b)(c)	2,010	153,263
Equinix, Inc.	676	611,523
Host Hotels & Resorts, Inc.	14,123	227,804
Iron Mountain, Inc.	3,288	306,343
Jones Lang LaSalle, Inc.(b)	1,563	424,964
Millrose Properties, Inc.(b)	3,972	90,800
Public Storage	2,518	764,515
SBA Communications Corp., Class A	1,015	221,168
Weyerhaeuser Co.	12,809	385,551
		4,132,529
Utilities-1.42%
AES Corp. (The)(c)	19,391	224,742
CenterPoint Energy, Inc.(c)	19,609	674,157
CMS Energy Corp.	5,873	429,023
Consolidated Edison, Inc.	9,169	930,837
Constellation Energy Corp.	1,138	285,120
DTE Energy Co.	5,190	693,903
Exelon Corp.	28,066	1,240,517
FirstEnergy Corp.	12,880	499,358
National Fuel Gas Co.	2,950	221,840
NRG Energy, Inc.	4,440	469,352
ONE Gas, Inc.	2,625	197,269
PPL Corp.	17,439	614,027
UGI Corp.(c)	11,275	385,154
Vistra Corp.	7,366	984,540
Xcel Energy, Inc.(c)	15,895	1,146,029
		8,995,868
Total Common Stocks & Other Equity Interests (Cost $580,243,568)		631,277,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic US ETF (IUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $63,788)	63,788	$63,788
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $580,307,356)		631,340,925
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.98%
Invesco Private Government Fund, 4.34%(e)(f)(g)	6,696,925	6,696,925
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(e)(f)(g)	18,446,934	$18,452,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,149,393)		25,149,393
TOTAL INVESTMENTS IN SECURITIES-103.90% (Cost $605,456,749)		656,490,318
OTHER ASSETS LESS LIABILITIES-(3.90)%		(24,647,210)
NET ASSETS-100.00%		$631,843,108

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,558,823	$(6,495,035)	$-	$-	$63,788	$5,990
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,669,544	29,869,097	(27,841,716)	-	-	6,696,925	160,865 *
Invesco Private Prime Fund	12,524,916	65,835,386	(59,906,411)	(1,075)	(348)	18,452,468	424,698 *
Total	$17,194,460	$102,263,306	$(94,243,162)	$(1,075)	$(348)	$25,213,181	$591,553

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Assets:
Unaffiliated investments in securities, at value(a)	$188,669,738	$631,277,137
Affiliated investments in securities, at value	36,727,167	25,213,181
Cash	766	-
Receivable for:
Dividends	254,485	989,942
Securities lending	2,106	2,784
Foreign tax reclaims	165	1,228
Other assets	2,425	-
Total assets	225,656,852	657,484,272
Liabilities:
Due to custodian	-	25
Payable for:
Investments purchased	-	359,330
Investments purchased - affiliated broker	-	40,018
Collateral upon return of securities loaned	36,702,039	25,149,393
Accrued unitary management fees	58,338	92,398
Accrued expenses	750	-
Total liabilities	36,761,127	25,641,164
Net Assets	$188,895,725	$631,843,108
Net assets consist of:
Shares of beneficial interest	$241,505,649	$580,958,893
Distributable earnings (loss)	(52,609,924)	50,884,215
Net Assets	$188,895,725	$631,843,108
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,250,000	12,325,001
Net asset value	$83.95	$51.27
Market price	$83.93	$51.26
Unaffiliated investments in securities, at cost	$172,794,302	$580,243,568
Affiliated investments in securities, at cost	$36,727,167	$25,213,181
(a)Includes securities on loan with an aggregate value of:	$36,404,659	$24,649,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Investment income:
Unaffiliated dividend income	$1,131,528	$5,504,202
Affiliated dividend income	2,493	5,990
Securities lending income, net	16,610	33,865
Foreign withholding tax	-	(19,285)
Total investment income	1,150,631	5,524,772
Expenses:
Unitary management fees	360,223	579,958
Less: Waivers	(50)	(117)
Net expenses	360,173	579,841
Net investment income	790,458	4,944,931
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,413,168)	(757,883)
Affiliated investment securities	(1,125)	(348)
In-kind redemptions	13,901,731	13,576,782
Net realized gain	11,487,438	12,818,551
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,635,942)	7,370,832
Affiliated investment securities	(883)	(1,075)
Change in net unrealized appreciation (depreciation)	(8,636,825)	7,369,757
Net realized and unrealized gain	2,850,613	20,188,308
Net increase in net assets resulting from operations	$3,641,071	$25,133,239
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)		Invesco RAFITM Strategic US ETF (IUS)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$790,458	$1,795,202	$4,944,931	$6,605,508
Net realized gain	11,487,438	19,216,338	12,818,551	31,851,395
Change in net unrealized appreciation (depreciation)	(8,636,825)	18,305,375	7,369,757	40,351,070
Net increase in net assets resulting from operations	3,641,071	39,316,915	25,133,239	78,807,973
Distributions to Shareholders from:
Distributable earnings	(1,465,470)	(3,149,107)	(4,873,802)	(5,696,003)
Shareholder Transactions:
Proceeds from shares sold	80,760,009	88,775,619	98,646,895	396,365,299
Value of shares repurchased	(89,467,991)	(146,832,662)	(51,449,732)	(127,311,154)
Net increase (decrease) in net assets resulting from share transactions	(8,707,982)	(58,057,043)	47,197,163	269,054,145
Net increase (decrease) in net assets	(6,532,381)	(21,889,235)	67,456,600	342,166,115
Net assets:
Beginning of period	195,428,106	217,317,341	564,386,508	222,220,393
End of period	$188,895,725	$195,428,106	$631,843,108	$564,386,508
Changes in Shares Outstanding:
Shares sold	960,000	1,150,000	1,950,000	8,725,000
Shares repurchased	(1,060,000)	(1,960,000)	(1,000,000)	(2,725,000)
Shares outstanding, beginning of period	2,350,000	3,160,000	11,375,001	5,375,001
Shares outstanding, end of period	2,250,000	2,350,000	12,325,001	11,375,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Financial Highlights
Invesco Bloomberg Pricing Power ETF (POWA)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$83.16	$68.77	$65.62	$69.50	$56.99	$53.27
Net investment income(a)	0.34	0.67	1.03	0.92	0.64	0.75
Net realized and unrealized gain (loss) on investments	1.09	14.88	3.10	(4.02)	12.66	3.62
Total from investment operations	1.43	15.55	4.13	(3.10)	13.30	4.37
Distributions to shareholders from:
Net investment income	(0.64)	(1.16)	(0.98)	(0.78)	(0.79)	(0.65)
Net asset value at end of period	$83.95	$83.16	$68.77	$65.62	$69.50	$56.99
Market price at end of period(b)	$83.93	$83.16	$68.79	$65.68	$69.47	$57.08
Net Asset Value Total Return(c)	1.73%	22.90%	6.36%	(4.54)%	23.61%	8.22%
Market Price Total Return(c)	1.71%	22.85%	6.29%	(4.40)%	23.36%	8.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$188,896	$195,428	$217,317	$265,114	$300,920	$307,735
Ratio to average net assets of:
Expenses	0.37%(d)	0.43%	0.53%	0.54%	0.55%	0.53%
Net investment income	0.81%(d)	0.92%	1.54%	1.35%	1.05%	1.42%
Portfolio turnover rate(e)	41%	96%	195%	134%	121%	136%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights—(continued)
Invesco RAFITM Strategic US ETF (IUS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$49.62	$41.34	$36.75	$38.50	$28.08	$24.93
Net investment income(a)	0.41	0.79	0.69	0.64	0.56	0.54
Net realized and unrealized gain (loss) on investments	1.64	8.24	4.55	(1.72)	10.40	3.13
Total from investment operations	2.05	9.03	5.24	(1.08)	10.96	3.67
Distributions to shareholders from:
Net investment income	(0.40)	(0.75)	(0.65)	(0.67)	(0.54)	(0.52)
Net asset value at end of period	$51.27	$49.62	$41.34	$36.75	$38.50	$28.08
Market price at end of period(b)	$51.26	$49.62	$41.34	$36.79	$38.52	$28.14
Net Asset Value Total Return(c)	4.17%	22.08%	14.46%	(2.84)%	39.47%	15.17%
Market Price Total Return(c)	4.14%	22.08%	14.34%	(2.78)%	39.25%	15.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$631,843	$564,387	$222,220	$151,601	$180,010	$143,213
Ratio to average net assets of:
Expenses	0.19%(d)	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.62%(d)	1.74%	1.81%	1.65%	1.69%	2.09%
Portfolio turnover rate(e)	1%	14%	13%	10%	15%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Pricing Power ETF (POWA)	"Bloomberg Pricing Power ETF"
Invesco RAFITM Strategic US ETF (IUS)	"RAFITM Strategic US ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Bloomberg Pricing Power ETF’s Shares are listed and traded on NYSE Arca, Inc. RAFITM Strategic US ETF’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Pricing Power ETF	Bloomberg Pricing Power Index
RAFITM Strategic US ETF	Invesco Strategic US Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

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Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income

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included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Bloomberg Pricing Power ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. RAFITM Strategic US ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

18

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

19

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg Pricing Power ETF	$1,714
RAFITM Strategic US ETF	3,608

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

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Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Pricing Power ETF	0.40%
RAFITM Strategic US ETF	0.19%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Pricing Power ETF	$50
RAFITM Strategic US ETF	117
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Pricing Power ETF	Bloomberg Index Services Limited
RAFITM Strategic US ETF	Invesco Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

21

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Pricing Power ETF	$1
RAFITM Strategic US ETF	243
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$188,669,738	$-	$-	$188,669,738
Money Market Funds	25,128	36,702,039	-	36,727,167
Total Investments	$188,694,866	$36,702,039	$-	$225,396,905
RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$631,277,137	$-	$-	$631,277,137
Money Market Funds	63,788	25,149,393	-	25,213,181
Total Investments	$631,340,925	$25,149,393	$-	$656,490,318
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22

The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Pricing Power ETF	$79,375,469	$-	$79,375,469
RAFITM Strategic US ETF	7,882,840	6,552,367	14,435,207

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Pricing Power ETF	$78,567,453	$79,692,693
RAFITM Strategic US ETF	5,491,998	5,581,329
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Pricing Power ETF	$80,626,618	$88,927,281
RAFITM Strategic US ETF	98,476,624	51,356,551
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg Pricing Power ETF	$22,777,538	$(7,821,714)	$14,955,824	$210,441,081
RAFITM Strategic US ETF	81,941,023	(31,266,099)	50,674,924	605,815,394
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

23

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

24

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEI-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
IMFL	Invesco International Developed Dynamic Multifactor ETF
OMFL	Invesco Russell 1000® Dynamic Multifactor ETF
OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)
February 28, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-6.72%
ANZ Group Holdings Ltd.	32,313	$601,961
Aristocrat Leisure Ltd.	39,667	1,786,986
ASX Ltd.(a)	14,947	626,787
BHP Group Ltd.	26,000	631,407
Brambles Ltd.	84,122	1,099,839
CAR Group Ltd.	13,772	321,035
Cochlear Ltd.	3,158	510,994
Coles Group Ltd.	69,844	869,874
Commonwealth Bank of Australia	38,520	3,782,643
Computershare Ltd.	59,128	1,520,042
CSL Ltd.	15,803	2,581,377
Insurance Australia Group Ltd.	261,801	1,295,518
James Hardie Industries PLC, CDI(b)	7,046	223,900
JB Hi-Fi Ltd.	8,908	513,322
Lottery Corp. Ltd. (The)	67,474	200,175
Macquarie Group Ltd.	5,157	733,856
Medibank Pvt. Ltd.(a)	665,919	1,809,941
National Australia Bank Ltd.(a)	37,448	827,704
Orica Ltd.	11,681	120,095
Origin Energy Ltd.	24,855	169,713
QBE Insurance Group Ltd.	40,541	545,495
Qube Holdings Ltd.	84,575	211,492
REA Group Ltd.	4,436	664,467
Reece Ltd.	7,007	75,887
Rio Tinto Ltd.(a)	6,106	431,280
Rio Tinto PLC	10,225	618,438
SGH Ltd.	8,208	265,625
Steadfast Group Ltd.	134,081	470,588
Suncorp Group Ltd.	17,650	222,243
Telstra Group Ltd.	68,679	177,757
Transurban Group(a)	39,082	321,333
Wesfarmers Ltd.(a)	182,403	8,477,718
Westpac Banking Corp.	63,676	1,267,865
Woolworths Group Ltd.	14,585	273,401
		34,250,758
Austria-0.06%
ANDRITZ AG	2,348	139,107
Mondi PLC	11,344	176,536
		315,643
Belgium-0.23%
Lotus Bakeries N.V.	62	563,209
UCB S.A.	3,102	587,650
		1,150,859
Canada-3.30%
Brookfield Asset Management Ltd., Class A	10,169	577,082
Canadian National Railway Co.	3,021	307,605
Canadian Pacific Kansas City Ltd.	2,843	222,400
CGI, Inc., Class A	1,116	116,182
Constellation Software, Inc.	1,005	3,479,161
Dollarama, Inc.	18,366	1,922,976
Enbridge, Inc.(a)	3,583	153,737
Fairfax Financial Holdings Ltd.	1,470	2,122,553
Fortis, Inc.	3,656	161,006
George Weston Ltd.	3,007	483,065
Hydro One Ltd.(c)	6,204	199,572
	Shares	Value
Canada-(continued)
Intact Financial Corp.	1,343	$265,747
Loblaw Cos. Ltd.	13,857	1,822,173
Metro, Inc.	8,216	545,927
Royal Bank of Canada(a)	2,688	319,041
Thomson Reuters Corp.	22,961	4,122,317
		16,820,544
Chile-0.03%
Antofagasta PLC	5,921	130,632
China-0.04%
BOC Hong Kong (Holdings) Ltd.	54,602	192,486
Denmark-3.93%
Novo Nordisk A/S, Class B	191,880	17,451,487
Novonesis (Novozymes) B, Class B	35,987	2,183,938
Pandora A/S	1,210	214,235
Tryg A/S	8,879	194,641
		20,044,301
Finland-0.86%
Elisa OYJ	5,165	238,467
Kone OYJ, Class B(a)	51,156	2,894,888
Orion OYJ, Class B	2,386	134,629
Sampo OYJ	89,350	786,558
UPM-Kymmene OYJ	11,448	333,473
		4,388,015
France-7.60%
Air Liquide S.A.	10,711	1,970,496
Amundi S.A.(c)	3,503	252,310
AXA S.A.	3,591	140,761
Bureau Veritas S.A.	12,660	381,703
Capgemini SE	824	128,282
Cie de Saint-Gobain S.A.	12,236	1,227,619
Cie Generale des Etablissements Michelin S.C.A.	54,077	1,926,889
Danone S.A.	30,659	2,193,625
Dassault Systemes SE	6,763	268,869
ENGIE S.A.	47,556	852,917
EssilorLuxottica S.A.	9,083	2,726,652
Eurazeo SE	9,896	785,829
Hermes International S.C.A.	1,966	5,626,154
La Francaise des Jeux SACA(c)	3,266	125,093
Legrand S.A.	10,322	1,140,921
L’Oreal S.A.	7,066	2,604,563
LVMH Moet Hennessy Louis Vuitton SE	349	252,818
Orange S.A.	14,233	170,993
Publicis Groupe S.A.	6,501	647,256
Safran S.A.	722	189,528
Schneider Electric SE	57,189	14,086,352
TotalEnergies SE	6,730	406,811
Veolia Environnement S.A.	4,571	137,329
Vinci S.A.	4,326	498,969
		38,742,739
Germany-11.38%
adidas AG	3,356	860,021
Allianz SE	881	302,488
Beiersdorf AG	5,538	761,997
Deutsche Boerse AG	524	137,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
Deutsche Post AG	4,932	$193,325
Deutsche Telekom AG	232,405	8,408,299
E.ON SE	41,116	525,758
Fresenius SE & Co. KGaA(b)	4,197	168,229
FUCHS SE, Preference Shares	4,308	210,559
GEA Group AG	10,285	598,129
Hannover Rueck SE	885	235,939
Heidelberg Materials AG	4,886	736,634
Henkel AG & Co. KGaA	14,879	1,138,784
Henkel AG & Co. KGaA, Preference Shares	19,881	1,719,546
Knorr-Bremse AG	3,603	313,327
Merck KGaA	2,120	301,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,094	621,606
Nemetschek SE	1,176	138,242
Rational AG	334	302,169
SAP SE	120,206	33,442,566
Scout24 SE(c)	2,834	277,908
Siemens AG	25,795	5,933,209
Siemens Healthineers AG(c)	4,430	248,248
Symrise AG	4,349	438,708
		58,014,530
Hong Kong-1.60%
AIA Group Ltd.	20,562	157,894
CK Hutchison Holdings Ltd.	51,699	258,541
CK Infrastructure Holdings Ltd.(a)	57,849	397,465
CLP Holdings Ltd.	205,037	1,698,874
Hong Kong & China Gas Co. Ltd. (The)	856,802	684,555
Hong Kong Exchanges & Clearing Ltd.	4,754	214,316
PCCW Ltd.	224,341	129,865
Power Assets Holdings Ltd.	500,078	3,390,499
Sino Land Co. Ltd.	154,862	155,093
Sun Hung Kai Properties Ltd.	22,150	208,480
Techtronic Industries Co. Ltd.	21,838	305,638
VTech Holdings Ltd.	19,259	133,163
WH Group Ltd.	482,413	394,196
		8,128,579
Ireland-0.10%
Kerry Group PLC, Class A	3,420	360,536
Kingspan Group PLC	1,886	155,476
		516,012
Israel-0.20%
Azrieli Group Ltd.	1,900	145,441
Bank Hapoalim B.M.	31,363	429,157
Bank Leumi le-Israel B.M.	24,446	325,052
Tower Semiconductor Ltd.(b)	3,198	135,263
		1,034,913
Italy-2.67%
Buzzi S.p.A.	7,047	318,791
Coca-Cola HBC AG(b)	11,052	468,804
Enel S.p.A.	44,355	325,643
Ferrari N.V.	23,575	11,114,564
Intesa Sanpaolo S.p.A.	42,884	211,870
Prysmian S.p.A.	16,716	997,013
Reply S.p.A.	1,082	174,545
		13,611,230
	Shares	Value
Japan-14.66%
Amano Corp.	8,931	$230,223
Asahi Kasei Corp.	16,752	113,751
Bandai Namco Holdings, Inc.	18,235	608,023
BIPROGY, Inc.	4,700	134,788
Bridgestone Corp.	10,920	425,183
Canon, Inc.(a)	86,249	2,916,598
Capcom Co. Ltd.	5,700	141,290
Chugai Pharmaceutical Co. Ltd.	40,485	2,031,483
Dai Nippon Printing Co. Ltd.	20,700	300,958
Daiichi Sankyo Co. Ltd.	6,950	159,824
Daito Trust Construction Co. Ltd.	3,903	405,199
Daiwa House Industry Co. Ltd.	6,224	204,684
Disco Corp.	1,916	485,775
ENEOS Holdings, Inc.	73,545	394,136
FANUC Corp.	22,159	637,225
Fast Retailing Co. Ltd.	1,283	391,169
Fuji Soft, Inc.	1,994	129,506
FUJIFILM Holdings Corp.	21,140	429,789
Fujitsu Ltd.	70,628	1,360,958
Hitachi Ltd.	323,400	8,210,839
Hoya Corp.	8,700	1,020,373
Idemitsu Kosan Co. Ltd.	19,583	132,911
ITOCHU Corp.	41,200	1,818,791
Japan Tobacco, Inc.	72,843	1,816,774
Kamigumi Co. Ltd.	5,013	113,398
Kandenko Co. Ltd.	12,927	217,550
Kansai Electric Power Co., Inc. (The)	16,281	188,198
Kao Corp.	29,077	1,249,723
KDDI Corp.	59,500	1,938,337
Kewpie Corp.	9,450	177,887
Keyence Corp.	4,000	1,593,816
Kinden Corp.	24,023	506,449
Kokuyo Co. Ltd.	8,200	153,570
Konami Group Corp.	3,300	402,510
K’s Holdings Corp.	11,850	110,283
Kyudenko Corp.	4,811	144,368
Kyushu Electric Power Co., Inc.	34,777	305,588
McDonald’s Holdings Co. (Japan) Ltd.(a)	8,200	310,122
MEIJI Holdings Co. Ltd.	13,450	274,834
Mitsubishi Corp.	31,413	524,236
Mitsubishi Electric Corp.	85,789	1,330,232
Mitsubishi Heavy Industries Ltd.	25,273	339,016
Mitsubishi UFJ Financial Group, Inc.	17,860	227,449
Mitsui & Co. Ltd.	15,828	296,287
MS&AD Insurance Group Holdings, Inc.	11,850	248,950
Murata Manufacturing Co. Ltd.	44,610	762,324
NEC Corp.	4,494	438,200
NEC Networks & System Integration Corp.(a)	4,500	100,324
Nintendo Co. Ltd.	182,700	13,625,318
Nippon Shokubai Co. Ltd.	13,800	167,452
Nippon Telegraph & Telephone Corp.	132,994	128,621
Nitori Holdings Co. Ltd.	6,794	694,533
Nitto Denko Corp.	41,889	824,426
Nomura Research Institute Ltd.	8,787	288,404
OBIC Co. Ltd.	11,900	341,595
Oracle Corp.	1,600	152,369
ORIX Corp.	8,875	184,112
Osaka Gas Co. Ltd.	26,295	604,977
Otsuka Corp.	17,458	381,151
Otsuka Holdings Co. Ltd.	23,068	1,129,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Recruit Holdings Co. Ltd.	38,552	$2,295,662
Rinnai Corp.	5,450	124,573
Sankyo Co. Ltd.	34,266	484,859
Santen Pharmaceutical Co. Ltd.	17,000	158,079
Sanwa Holdings Corp.	23,689	773,035
SCSK Corp.	6,252	156,063
SECOM Co. Ltd.	17,900	614,288
Sekisui Chemical Co. Ltd.	8,293	141,347
Shimadzu Corp.	14,700	389,149
Shimano, Inc.	3,402	461,144
Shin-Etsu Chemical Co. Ltd.	136,300	4,105,132
Shionogi & Co. Ltd.	9,600	143,662
SMC Corp.	548	198,230
SoftBank Corp.	1,539,555	2,192,378
Sompo Holdings, Inc.	20,200	600,760
Sony Group Corp.	44,271	1,106,320
Sugi Holdings Co. Ltd.	7,852	140,706
Sumitomo Corp.	13,227	296,709
Sumitomo Electric Industries Ltd.	11,787	207,533
Sumitomo Mitsui Financial Group, Inc.	8,300	211,071
Suntory Beverage & Food Ltd.	6,600	211,337
Suzuken Co. Ltd.	5,310	168,353
TDK Corp.	24,000	256,563
Tokio Marine Holdings, Inc.	39,968	1,421,799
Tokyo Electron Ltd.	2,376	354,921
TOPPAN Holdings, Inc.	4,113	121,662
TOTO Ltd.	6,150	160,675
Toyo Suisan Kaisha Ltd.	13,000	772,581
Toyota Motor Corp.	28,958	524,757
Trend Micro, Inc.	6,150	452,005
Unicharm Corp.	24,280	182,150
Zenkoku Hosho Co. Ltd.	9,000	336,444
		74,740,368
Netherlands-2.81%
ASML Holding N.V.(a)	12,962	9,243,056
EXOR N.V.	2,423	236,671
Koninklijke Ahold Delhaize N.V.	13,817	488,397
Koninklijke KPN N.V.	71,082	272,054
Universal Music Group N.V.(a)	14,632	408,159
Wolters Kluwer N.V.	23,913	3,686,916
		14,335,253
New Zealand-0.28%
Contact Energy Ltd.	50,099	260,140
Fisher & Paykel Healthcare Corp. Ltd.	53,355	1,021,414
Xero Ltd.(b)	1,471	158,123
		1,439,677
Norway-0.35%
Kongsberg Gruppen ASA	10,793	1,315,324
Orkla ASA	48,470	469,433
		1,784,757
Portugal-0.04%
Jeronimo Martins SGPS S.A.	9,660	208,442
Singapore-1.01%
CapitaLand Integrated Commercial Trust	94,007	137,675
ComfortDelGro Corp. Ltd.	119,132	123,054
DBS Group Holdings Ltd.	30,842	1,055,400
Oversea-Chinese Banking Corp. Ltd.	64,101	820,085
	Shares	Value
Singapore-(continued)
Singapore Exchange Ltd.	129,341	$1,293,420
Singapore Technologies Engineering Ltd.	73,844	296,482
Singapore Telecommunications Ltd.	431,415	1,090,332
United Overseas Bank Ltd.	11,309	320,998
		5,137,446
South Korea-6.17%
Coway Co. Ltd.	4,461	247,007
DB Insurance Co. Ltd.	2,508	157,140
Hana Financial Group, Inc.	4,734	193,055
Hankook Tire & Technology Co. Ltd.(b)	10,905	282,861
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,946	577,087
Hyundai Glovis Co. Ltd.	2,070	184,687
Hyundai Mobis Co. Ltd.	3,346	563,054
Hyundai Motor Co.	2,149	284,948
Hyundai Motor Co., Second Pfd.	1,149	122,194
KB Financial Group, Inc.	6,422	344,533
Kia Corp.	45,306	2,897,273
Korea Electric Power Corp.	8,871	129,490
Korea Zinc Co. Ltd.	263	133,325
Krafton, Inc.(b)	943	221,869
KT&G Corp.	24,174	1,623,694
LG Corp.(b)	5,281	240,803
S-1 Corp.	3,147	131,336
Samsung Biologics Co. Ltd.(b)(c)	1,723	1,319,153
Samsung C&T Corp.	4,161	346,687
Samsung Card Co. Ltd.	4,183	129,044
Samsung Electro-Mechanics Co. Ltd.	4,845	449,518
Samsung Electronics Co. Ltd.	427,302	15,989,811
Samsung Electronics Co. Ltd., Preference Shares	81,305	2,498,398
Samsung Fire & Marine Insurance Co. Ltd.	2,998	784,968
Samsung SDS Co. Ltd.	1,472	124,285
Shinhan Financial Group Co. Ltd.	13,777	435,754
SK hynix, Inc.	4,995	662,891
Woori Financial Group, Inc.	12,341	139,992
Yuhan Corp.	3,112	261,036
		31,475,893
Spain-1.16%
Aena SME S.A.(c)	1,916	425,252
Iberdrola S.A.	77,616	1,123,604
Industria de Diseno Textil S.A.	81,240	4,376,760
		5,925,616
Sweden-4.12%
AAK AB	16,745	469,512
Alfa Laval AB	3,319	143,867
Assa Abloy AB, Class B	14,117	434,424
Atlas Copco AB, Class A	60,069	1,028,726
Atlas Copco AB, Class B	38,920	583,107
Essity AB, Class B	10,793	297,893
Industrivarden AB, Class A	9,609	364,513
Industrivarden AB, Class C(a)	12,994	493,207
Indutrade AB	4,090	116,960
Investor AB, Class A	114,274	3,406,650
Investor AB, Class B	416,514	12,438,678
Securitas AB, Class B	12,461	180,685
Tele2 AB, Class B	20,197	240,216
Telefonaktiebolaget LM Ericsson, Class B(a)	23,409	193,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Telia Co. AB	69,564	$226,548
Trelleborg AB, Class B	4,780	186,810
Volvo AB, Class B(a)	6,519	202,954
		21,007,857
Switzerland-6.23%
ABB Ltd.	241,899	13,049,401
Belimo Holding AG	194	131,475
Chocoladefabriken Lindt & Spruengli AG	3	366,839
Chocoladefabriken Lindt & Spruengli AG, PC	25	316,627
EMS-Chemie Holding AG	649	455,425
Flughafen Zureich AG	539	132,728
Geberit AG	2,947	1,734,278
Georg Fischer AG(a)	1,519	117,828
Givaudan S.A.	791	3,567,484
Kuehne + Nagel International AG, Class R(b)	1,303	300,834
Logitech International S.A., Class R	6,191	613,948
Lonza Group AG	1,508	958,243
Nestle S.A.	20,958	2,024,721
Partners Group Holding AG	1,654	2,451,082
Sandoz Group AG	2,769	121,663
Schindler Holding AG	4,357	1,285,302
Schindler Holding AG, PC	7,688	2,362,159
SGS S.A.	4,549	468,026
Sonova Holding AG, Class A	728	234,483
Swisscom AG	595	339,467
UBS Group AG	5,519	191,381
VAT Group AG(c)	427	161,739
Zurich Insurance Group AG	562	371,596
		31,756,729
United Kingdom-14.54%
3i Group PLC	269,714	13,512,842
Admiral Group PLC	34,142	1,239,121
Associated British Foods PLC	10,404	249,138
AstraZeneca PLC	50,600	7,663,322
Auto Trader Group PLC(c)	81,098	796,811
BAE Systems PLC	398,080	7,125,374
Beazley PLC	22,968	255,293
Berkeley Group Holdings PLC (The)	3,639	165,754
British American Tobacco PLC	71,585	2,781,393
Bunzl PLC	5,195	221,246
Compass Group PLC	81,846	2,867,949
Haleon PLC	92,205	464,789
Halma PLC	8,912	316,284
Hargreaves Lansdown PLC	72,724	1,014,483
Howden Joinery Group PLC	15,169	148,596
HSBC Holdings PLC	36,056	428,031
IMI PLC	8,009	203,869
Imperial Brands PLC	89,726	3,160,500
InterContinental Hotels Group PLC	3,121	391,390
Intertek Group PLC	6,505	422,619
J Sainsbury PLC	37,200	121,429
National Grid PLC	131,486	1,616,673
Next PLC	5,415	687,377
Pearson PLC	21,119	363,813
	Shares	Value
United Kingdom-(continued)
Reckitt Benckiser Group PLC	8,136	$539,036
RELX PLC	271,790	13,148,233
Rightmove PLC	23,970	203,310
Shell PLC	17,884	598,195
Smiths Group PLC	5,819	148,271
SSE PLC	35,713	689,158
Tesco PLC	511,360	2,454,423
Unilever PLC	175,894	9,976,221
United Utilities Group PLC	13,797	170,805
		74,145,748
United States-9.66%
Alcon AG	4,796	447,813
Amcor PLC, CDI(a)	33,689	337,094
CRH PLC	39,442	4,054,147
Experian PLC	51,611	2,461,047
Ferrovial SE	4,149	184,830
GSK PLC	119,062	2,199,111
Holcim AG(b)	35,322	3,875,038
Novartis AG	186,448	20,304,988
Roche Holding AG	22,880	7,625,646
Roche Holding AG, BR	1,170	410,910
Sanofi S.A.	38,852	4,255,708
Smurfit WestRock PLC	4,009	208,421
Waste Connections, Inc.	15,204	2,895,678
		49,260,431
Total Common Stocks & Other Equity Interests (Cost $505,316,764)		508,559,458
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $108,482)	108,482	108,482
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $505,425,246)		508,667,940
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.85%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,446,758	5,446,758
Invesco Private Prime Fund, 4.47%(d)(e)(f)	14,165,740	14,169,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,616,748)		19,616,748
TOTAL INVESTMENTS IN SECURITIES-103.62% (Cost $525,041,994)		528,284,688
OTHER ASSETS LESS LIABILITIES-(3.62)%		(18,463,292)
NET ASSETS-100.00%		$509,821,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
February 28, 2025
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Pfd.-Preferred

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at February 28, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $3,806,086, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,625,828	$(8,517,346)	$-	$-	$108,482	$4,927
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	570,928	15,858,187	(10,982,357)	-	-	5,446,758	77,607 *
Invesco Private Prime Fund	1,489,084	38,796,064	(26,114,982)	(83)	(93)	14,169,990	205,456 *
Total	$2,060,012	$63,280,079	$(45,614,685)	$(83)	$(93)	$19,725,230	$287,990

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-12.18%
Alphabet, Inc., Class A	761,278	$129,630,418
Alphabet, Inc., Class C	644,357	110,971,162
AT&T, Inc.	1,181,832	32,394,015
Comcast Corp., Class A	86,124	3,090,129
Electronic Arts, Inc.	49,559	6,399,058
Liberty Broadband Corp.(b)(c)	64,295	0
Meta Platforms, Inc., Class A	316,258	211,323,596
Netflix, Inc.(b)	42,355	41,531,619
New York Times Co. (The), Class A	26,521	1,275,395
Spotify Technology S.A. (Sweden)(b)	5,165	3,140,372
T-Mobile US, Inc.	115,802	31,230,641
Verizon Communications, Inc.	417,626	17,999,681
Walt Disney Co. (The)	76,459	8,701,034
		597,687,120
Consumer Discretionary-10.67%
Amazon.com, Inc.(b)	1,128,572	239,573,264
AutoZone, Inc.(b)	1,789	6,248,995
Booking Holdings, Inc.	11,779	59,083,582
Chipotle Mexican Grill, Inc.(b)	286,292	15,451,179
eBay, Inc.	88,817	5,750,013
Garmin Ltd.	45,006	10,303,224
General Motors Co.	47,481	2,332,742
Hilton Worldwide Holdings, Inc.	30,647	8,120,229
Home Depot, Inc. (The)	142,108	56,360,033
Lennar Corp., Class A	9,801	1,172,494
Lowe’s Cos., Inc.	33,543	8,340,131
Marriott International, Inc., Class A	11,372	3,189,277
McDonald’s Corp.	41,675	12,849,653
NIKE, Inc., Class B	24,171	1,919,903
NVR, Inc.(b)	513	3,716,983
O’Reilly Automotive, Inc.(b)	18,626	25,585,419
PulteGroup, Inc.	13,265	1,370,009
Ross Stores, Inc.	7,615	1,068,537
SharkNinja, Inc.(b)(d)	13,628	1,432,166
Starbucks Corp.	19,877	2,301,955
Texas Roadhouse, Inc.	11,816	2,175,207
TJX Cos., Inc. (The)	363,817	45,389,809
Tractor Supply Co.(d)	158,023	8,746,573
Yum! Brands, Inc.	9,523	1,489,111
		523,970,488
Consumer Staples-16.24%
Altria Group, Inc.	692,296	38,664,732
BellRing Brands, Inc.(b)	21,469	1,573,248
BJ’s Wholesale Club Holdings, Inc., Class C(b)(d)	15,080	1,527,001
Church & Dwight Co., Inc.	34,187	3,801,594
Coca-Cola Co. (The)	215,540	15,348,603
Coca-Cola Consolidated, Inc.	1,022	1,448,297
Colgate-Palmolive Co.	226,024	20,606,608
Costco Wholesale Corp.	248,467	260,544,981
General Mills, Inc.	17,849	1,082,006
Ingredion, Inc.	8,543	1,115,801
Kellanova	39,935	3,310,612
Kenvue, Inc.	175,132	4,133,115
Kimberly-Clark Corp.	65,425	9,291,004
Kroger Co. (The)(d)	87,063	5,643,424
	Shares	Value
Consumer Staples-(continued)
Monster Beverage Corp.(b)	52,093	$2,846,882
PepsiCo, Inc.	35,637	5,469,210
Philip Morris International, Inc. (Switzerland)	443,377	68,847,581
Procter & Gamble Co. (The)	545,369	94,806,947
Walmart, Inc.	2,606,527	257,029,628
		797,091,274
Energy-1.02%
Chevron Corp.	52,187	8,277,902
Exxon Mobil Corp.	349,556	38,916,070
Williams Cos., Inc. (The)	49,836	2,899,458
		50,093,430
Financials-16.36%
Aflac, Inc.	24,834	2,718,578
American Express Co.	47,075	14,167,692
Aon PLC, Class A	39,936	16,338,616
Arch Capital Group Ltd.	121,663	11,303,709
Arthur J. Gallagher & Co.	4,364	1,473,897
Bank of America Corp.	25,279	1,165,362
Berkshire Hathaway, Inc., Class B(b)	515,410	264,833,120
BlackRock, Inc.	11,384	11,131,047
Blackstone, Inc., Class A	18,357	2,958,414
Brown & Brown, Inc.(b)	71,829	8,514,610
Capital One Financial Corp.	6,544	1,312,399
Cboe Global Markets, Inc.	19,461	4,102,379
Chubb Ltd.	26,035	7,432,472
Cincinnati Financial Corp.	31,106	4,597,778
Corpay, Inc.(b)	7,825	2,872,166
Evercore, Inc., Class A	5,399	1,305,478
FactSet Research Systems, Inc.	5,934	2,739,965
Fidelity National Information Services, Inc.	27,081	1,926,001
Fiserv, Inc.(b)	98,771	23,279,337
Hartford Financial Services Group, Inc. (The)	10,557	1,248,682
Houlihan Lokey, Inc.	26,470	4,588,574
JPMorgan Chase & Co.	29,517	7,811,674
Kinsale Capital Group, Inc.(d)	4,352	1,879,411
LPL Financial Holdings, Inc.	10,955	4,072,412
Marsh & McLennan Cos., Inc.	128,705	30,611,197
Mastercard, Inc., Class A	206,281	118,881,803
Moody’s Corp.	40,406	20,362,200
MSCI, Inc.	11,957	7,060,728
Nasdaq, Inc.	38,151	3,158,140
PayPal Holdings, Inc.(b)	77,189	5,484,278
Progressive Corp. (The)	116,310	32,799,420
RenaissanceRe Holdings Ltd. (Bermuda)	7,445	1,769,081
RLI Corp.	21,808	1,659,371
S&P Global, Inc.	11,534	6,156,157
SEI Investments Co.	36,223	2,899,651
T. Rowe Price Group, Inc.	33,226	3,512,653
Tradeweb Markets, Inc., Class A	22,461	3,040,546
Travelers Cos., Inc. (The)	6,687	1,728,523
Visa, Inc., Class A	434,406	157,563,400
W.R. Berkley Corp.	21,420	1,351,174
Willis Towers Watson PLC	4,367	1,483,252
		803,295,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-8.46%
Abbott Laboratories	75,289	$10,390,635
AbbVie, Inc.	233,486	48,805,579
Amgen, Inc.	8,211	2,529,481
Boston Scientific Corp.(b)	119,158	12,367,409
Bristol-Myers Squibb Co.	132,883	7,922,484
Cardinal Health, Inc.	63,335	8,200,616
Cencora, Inc.	36,529	9,261,563
Cigna Group (The)	12,392	3,827,269
Edwards Lifesciences Corp.(b)	54,545	3,906,513
Elevance Health, Inc.	3,876	1,538,307
Eli Lilly and Co.	42,305	38,947,252
Exelixis, Inc.(b)	33,692	1,303,543
GE HealthCare Technologies, Inc.	56,704	4,953,094
Gilead Sciences, Inc.	112,290	12,835,870
HCA Healthcare, Inc.	8,233	2,521,768
Humana, Inc.	6,825	1,845,616
Intuitive Surgical, Inc.(b)	76,552	43,875,779
Johnson & Johnson	186,858	30,835,307
McKesson Corp.	80,444	51,505,075
Medtronic PLC	53,128	4,888,839
Merck & Co., Inc.	62,637	5,778,263
Regeneron Pharmaceuticals, Inc.	1,974	1,379,313
ResMed, Inc.	38,697	9,036,523
Stryker Corp.	43,704	16,878,048
Thermo Fisher Scientific, Inc.	3,811	2,015,867
United Therapeutics Corp.(b)	15,112	4,836,596
UnitedHealth Group, Inc.	125,548	59,630,278
Veeva Systems, Inc., Class A(b)(d)	9,217	2,065,898
Vertex Pharmaceuticals, Inc.(b)	24,309	11,663,215
		415,546,000
Industrials-11.03%
3M Co.	54,192	8,406,263
AAON, Inc.(d)	29,960	2,300,928
Acuity Brands, Inc.	5,122	1,521,900
Allegion PLC	8,051	1,036,244
Allison Transmission Holdings, Inc.	29,074	2,958,279
AMETEK, Inc.	12,600	2,385,180
Armstrong World Industries, Inc.	8,162	1,254,173
Automatic Data Processing, Inc.	135,216	42,617,379
Booz Allen Hamilton Holding Corp.	13,005	1,379,310
Broadridge Financial Solutions, Inc.	25,108	6,056,552
BWX Technologies, Inc.	21,652	2,251,158
CACI International, Inc., Class A(b)	2,808	940,259
Carlisle Cos., Inc.	7,305	2,489,252
Carrier Global Corp.	110,677	7,171,870
Caterpillar, Inc.	79,677	27,404,904
Cintas Corp.	135,346	28,084,295
Comfort Systems USA, Inc.	7,630	2,772,208
Copart, Inc.(b)	119,555	6,551,614
Core & Main, Inc., Class A(b)	49,040	2,501,530
Crane Co.	16,283	2,653,966
CSX Corp.	67,099	2,147,839
Cummins, Inc.	60,915	22,427,685
Curtiss-Wright Corp.	8,259	2,656,590
Donaldson Co., Inc.	18,966	1,310,361
Dover Corp.	10,995	2,185,476
Eaton Corp. PLC	76,788	22,523,456
EMCOR Group, Inc.	16,346	6,684,043
Emerson Electric Co.	19,042	2,315,698
	Shares	Value
Industrials-(continued)
Fastenal Co.	189,349	$14,339,400
FedEx Corp.	8,559	2,250,161
Ferguson Enterprises, Inc.	5,777	1,025,417
GE Vernova, Inc.	18,049	6,049,664
General Dynamics Corp.	22,605	5,710,023
General Electric Co.	174,287	36,073,923
Graco, Inc.	18,722	1,630,125
Honeywell International, Inc.	44,511	9,475,947
Howmet Aerospace, Inc.	24,373	3,329,352
Hubbell, Inc.	3,406	1,265,636
Illinois Tool Works, Inc.	26,538	7,005,501
Ingersoll Rand, Inc.	60,855	5,159,287
ITT, Inc.	19,574	2,764,632
Jacobs Solutions, Inc.	37,434	4,795,670
Johnson Controls International PLC	45,151	3,867,635
L3Harris Technologies, Inc.(b)	4,962	1,022,718
Leidos Holdings, Inc.	16,692	2,169,459
Lennox International, Inc.	4,712	2,832,148
Lockheed Martin Corp.	52,681	23,725,942
Northrop Grumman Corp.	7,060	3,259,884
Old Dominion Freight Line, Inc.	38,518	6,798,427
Otis Worldwide Corp.	32,572	3,250,034
Owens Corning	6,636	1,022,209
PACCAR, Inc.	76,435	8,196,889
Parker-Hannifin Corp.	10,106	6,755,962
Paychex, Inc.	95,109	14,425,182
Pentair PLC	15,909	1,498,628
Quanta Services, Inc.	16,147	4,192,246
Republic Services, Inc.	39,428	9,345,225
Rollins, Inc.	105,236	5,513,314
RTX Corp.	157,091	20,891,532
Snap-on, Inc.	17,467	5,959,216
Southwest Airlines Co.	39,071	1,213,545
Trane Technologies PLC	77,196	27,304,225
TransDigm Group, Inc.	2,791	3,815,855
Union Pacific Corp.	6,241	1,539,592
United Parcel Service, Inc., Class B	11,484	1,366,940
United Rentals, Inc.	2,231	1,433,016
Veralto Corp.	40,728	4,063,025
Verisk Analytics, Inc.	41,560	12,339,580
W.W. Grainger, Inc.	21,492	21,947,845
Wabtec Corp.	23,552	4,365,599
Waste Management, Inc.	74,303	17,296,252
Watsco, Inc.(d)	5,684	2,866,612
Woodward, Inc.	6,852	1,294,994
		541,436,880
Information Technology-20.71%
Accenture PLC, Class A (Ireland)	48,513	16,906,780
Adobe, Inc.(b)	15,595	6,839,343
Amphenol Corp., Class A	150,874	10,048,208
Apple, Inc.	1,013,198	245,031,804
Applied Materials, Inc.	30,528	4,825,561
Arista Networks, Inc.(b)	201,082	18,710,680
Autodesk, Inc.(b)	9,059	2,484,068
Broadcom, Inc.	318,513	63,521,048
Cadence Design Systems, Inc.(b)	5,361	1,342,931
Cisco Systems, Inc.	232,779	14,923,462
Cognizant Technology Solutions Corp., Class A	21,797	1,816,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Corning, Inc.	24,159	$1,211,574
F5, Inc.(b)	7,765	2,270,719
Fair Isaac Corp.(b)	5,279	9,958,042
Fortinet, Inc.(b)	70,036	7,564,588
Gartner, Inc.(b)	4,883	2,433,297
GoDaddy, Inc., Class A(b)	13,079	2,347,680
Guidewire Software, Inc.(b)(d)	5,086	1,023,914
International Business Machines Corp.	61,508	15,527,080
Intuit, Inc.	44,650	27,407,956
KLA Corp.	4,792	3,396,761
Manhattan Associates, Inc.(b)	5,296	936,756
Microsoft Corp.	562,176	223,178,250
Motorola Solutions, Inc.	82,366	36,259,161
NetApp, Inc.(d)	26,022	2,597,256
NVIDIA Corp.	1,343,106	167,780,802
Oracle Corp.	56,703	9,416,100
Palo Alto Networks, Inc.(b)	38,943	7,415,915
QUALCOMM, Inc.	74,149	11,653,998
Salesforce, Inc.	196,582	58,551,949
ServiceNow, Inc.(b)	29,246	27,191,761
Synopsys, Inc.(b)	2,237	1,022,935
Texas Instruments, Inc.	48,683	9,541,381
Tyler Technologies, Inc.(b)	2,183	1,328,203
		1,016,466,307
Materials-1.38%
Air Products and Chemicals, Inc.(d)	14,656	4,633,494
AptarGroup, Inc.	11,682	1,714,334
Ardagh Group S.A., Class A(b)(c)	16,070	67,775
Corteva, Inc.	26,356	1,659,901
CRH PLC	104,803	10,744,404
DuPont de Nemours, Inc.	17,942	1,467,117
Eagle Materials, Inc.	6,036	1,365,404
Ecolab, Inc.	23,888	6,426,111
International Paper Co.	26,687	1,503,813
Linde PLC	41,924	19,580,604
Martin Marietta Materials, Inc.	4,344	2,098,760
Packaging Corp. of America	13,082	2,787,643
RPM International, Inc.	15,569	1,928,843
Sherwin-Williams Co. (The)	26,129	9,465,753
Vulcan Materials Co.	8,802	2,176,823
		67,620,779
Real Estate-0.35%
AvalonBay Communities, Inc.	9,406	2,127,449
CBRE Group, Inc., Class A(b)	10,738	1,524,152
Equity Residential	18,910	1,402,555
Mid-America Apartment Communities, Inc.	7,595	1,276,871
Millrose Properties, Inc.(b)	4,989	114,048
Public Storage	35,743	10,852,290
		17,297,365
	Shares	Value
Utilities-1.55%
Ameren Corp.	24,752	$2,513,813
American Electric Power Co., Inc.	30,511	3,235,692
Atmos Energy Corp.	15,499	2,357,863
Dominion Energy, Inc.	56,695	3,210,071
Duke Energy Corp.	52,443	6,161,528
Edison International	18,735	1,019,933
Entergy Corp.	49,224	4,297,748
Evergy, Inc.(b)	18,493	1,274,353
Exelon Corp.	39,473	1,744,707
NextEra Energy, Inc.	200,731	14,085,294
NiSource, Inc.	41,975	1,713,000
NRG Energy, Inc.	25,368	2,681,651
PPL Corp.	68,468	2,410,758
Public Service Enterprise Group, Inc.	103,116	8,367,863
Sempra	47,984	3,434,215
Southern Co. (The)	78,437	7,042,858
Vistra Corp.	35,463	4,739,985
WEC Energy Group, Inc.	23,360	2,492,278
Xcel Energy, Inc.	45,022	3,246,086
		76,029,696
Total Common Stocks & Other Equity Interests (Cost $4,479,428,126)		4,906,534,686
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $344,247)	344,247	344,247
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $4,479,772,373)		4,906,878,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Private Government Fund, 4.34%(e)(f)(g)	4,898,809	4,898,809
Invesco Private Prime Fund, 4.47%(e)(f)(g)	12,743,755	12,747,578
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,646,387)		17,646,387
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $4,497,418,760)		4,924,525,320
OTHER ASSETS LESS LIABILITIES-(0.32)%		(15,659,359)
NET ASSETS-100.00%		$4,908,865,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	All or a portion of this security was out on loan at February 28, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,893,789	$37,900,968	$(40,450,510)	$-	$-	$344,247	$27,874
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,826,081	106,149,634	(116,076,906)	-	-	4,898,809	219,989 *
Invesco Private Prime Fund	39,995,309	207,177,206	(234,421,221)	(2,485)	(1,231)	12,747,578	601,820 *
Total	$57,715,179	$351,227,808	$(390,948,637)	$(2,485)	$(1,231)	$17,990,634	$849,683

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.78%
Cinemark Holdings, Inc.(b)	3,960	$101,416
Grindr, Inc. (Singapore), (Acquired 07/05/2024 - 02/10/2025; Cost $52,091)(b)(c)	4,234	77,694
IDT Corp., Class B	1,438	69,829
IMAX Corp.(b)(d)	5,116	130,970
Integral Ad Science Holding Corp.(b)(d)	5,204	54,746
John Wiley & Sons, Inc., Class A	9,434	376,228
Madison Square Garden Entertainment Corp.(b)(d)	6,048	208,837
QuinStreet, Inc.(b)	3,950	77,341
Spok Holdings, Inc.	6,765	113,990
TEGNA, Inc.	20,209	367,804
Telephone and Data Systems, Inc.	4,117	148,624
Vimeo, Inc.(b)	11,127	65,538
Yelp, Inc.(b)	2,929	100,494
		1,893,511
Consumer Discretionary-6.59%
Abercrombie & Fitch Co., Class A(b)	10,436	1,074,804
Academy Sports & Outdoors, Inc.(d)	2,045	101,412
Accel Entertainment, Inc.(b)	10,225	110,123
Acushnet Holdings Corp.(d)	5,217	335,453
Adtalem Global Education, Inc.(b)	11,253	1,151,294
American Eagle Outfitters, Inc.	8,560	112,050
Boot Barn Holdings, Inc.(b)	4,152	508,329
Brinker International, Inc.(b)	1,372	226,147
Buckle, Inc. (The)(d)	4,749	190,197
Carriage Services, Inc.	1,424	57,117
Cavco Industries, Inc.(b)	715	375,039
Cheesecake Factory, Inc. (The)(d)	8,221	444,181
Despegar.com Corp. (Argentina)(b)(d)	5,595	107,536
Dorman Products, Inc.(b)	8,568	1,126,349
Flexsteel Industries, Inc.(d)	1,847	83,097
Frontdoor, Inc.(b)	26,640	1,211,587
Global Business Travel Group, Inc.(b)(d)	31,564	262,297
Graham Holdings Co., Class B	572	562,716
Green Brick Partners, Inc.(b)	2,599	155,238
Group 1 Automotive, Inc.	256	117,652
Hanesbrands, Inc.(b)	50,174	302,549
Hilton Grand Vacations, Inc.(b)(d)	2,213	94,938
Installed Building Products, Inc.(d)	829	142,091
KB Home	4,560	278,160
Kontoor Brands, Inc.	11,672	759,147
Laureate Education, Inc., Class A(b)	31,987	637,821
La-Z-Boy, Inc.	2,435	110,159
Life Time Group Holdings, Inc.(b)(d)	8,215	250,229
Lincoln Educational Services Corp.(b)	5,536	101,586
M/I Homes, Inc.(b)	357	41,815
Meritage Homes Corp.	1,094	79,282
Modine Manufacturing Co.(b)(d)	1,179	99,696
Monarch Casino & Resort, Inc.	1,120	102,570
Nathan’s Famous, Inc.	1,093	111,388
OneSpaWorld Holdings Ltd. (Bahamas)	11,658	222,435
Perdoceo Education Corp.	11,270	288,512
PHINIA, Inc.	9,949	490,585
Rush Street Interactive, Inc.(b)(d)	17,994	209,810
	Shares	Value
Consumer Discretionary-(continued)
Shake Shack, Inc., Class A(b)	3,864	$419,630
Signet Jewelers Ltd.	1,110	58,075
Six Flags Entertainment Corp.(d)	2,086	91,721
Steven Madden Ltd.	3,706	121,520
Strategic Education, Inc.	1,779	143,263
Stride, Inc.(b)(d)	4,742	648,706
Super Group (SGHC) Ltd. (Guernsey)	23,105	173,519
Sweetgreen, Inc., Class A(b)(d)	3,109	70,761
Taylor Morrison Home Corp., Class A(b)	2,901	178,818
Tri Pointe Homes, Inc.(b)	1,737	54,993
Universal Technical Institute, Inc.(b)	8,353	235,889
Urban Outfitters, Inc.(b)	5,492	319,579
Victoria’s Secret & Co.(b)(d)	5,413	144,690
Warby Parker, Inc., Class A(b)	11,790	291,567
Weyco Group, Inc.(d)	2,036	70,812
Winmark Corp.(d)	439	147,541
Wolverine World Wide, Inc.(d)	8,898	131,601
		15,938,076
Consumer Staples-6.05%
Andersons, Inc. (The)	2,464	105,410
Cal-Maine Foods, Inc.(d)	1,754	158,544
Central Garden & Pet Co., Class A(b)	1,675	52,729
Dole PLC	4,046	59,193
Edgewell Personal Care Co.	2,244	70,619
Energizer Holdings, Inc.	5,791	177,957
Fresh Del Monte Produce, Inc.	7,424	226,358
Interparfums, Inc.	1,327	184,347
J&J Snack Foods Corp.	905	118,953
Lancaster Colony Corp.	4,700	898,428
Natural Grocers by Vitamin Cottage, Inc.	3,574	158,829
PriceSmart, Inc.	9,725	869,318
Primo Brands Corp.	48,333	1,628,339
Simply Good Foods Co. (The)(b)	3,344	126,236
Sprouts Farmers Market, Inc.(b)	51,850	7,694,540
TreeHouse Foods, Inc.(b)	2,762	86,948
Turning Point Brands, Inc.	3,060	215,118
Utz Brands, Inc.	4,626	63,006
Village Super Market, Inc., Class A	3,235	101,903
Vita Coco Co., Inc. (The)(b)(d)	3,342	108,414
Vital Farms, Inc.(b)(d)	16,168	535,322
WD-40 Co.	3,272	780,765
Weis Markets, Inc.	2,687	198,784
		14,620,060
Energy-0.98%
Archrock, Inc.	15,433	418,543
Aris Water Solutions, Inc., Class A	4,433	139,462
Atlas Energy Solutions, Inc.(d)	3,520	68,217
Cactus, Inc., Class A	898	47,181
CNX Resources Corp.(b)(d)	1,800	52,020
Core Natural Resources, Inc.	1,767	131,200
DHT Holdings, Inc.(d)	17,072	176,524
Golar LNG Ltd. (Cameroon)(d)	6,475	248,251
International Seaways, Inc.(d)	3,619	120,621
Kodiak Gas Services, Inc.	1,682	72,326
Magnolia Oil & Gas Corp., Class A(d)	4,597	107,616
Noble Corp. PLC	5,291	137,037
Ranger Energy Services, Inc., Class A	3,454	57,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Scorpio Tankers, Inc. (Monaco)	1,268	$50,530
Select Water Solutions, Inc., Class A(d)	12,497	151,589
SFL Corp. Ltd. (Norway)	8,625	77,884
Sitio Royalties Corp., Class A(d)	6,549	130,980
Solaris Energy Infrastructure, Inc.	3,425	116,964
Vitesse Energy, Inc.(d)	2,390	61,447
		2,366,108
Financials-27.84%
1st Source Corp.	2,776	180,162
Acadian Asset Management, Inc.	6,351	156,616
Amalgamated Financial Corp.	2,738	88,848
Ameris Bancorp	9,859	636,694
AMERISAFE, Inc.	5,001	257,351
Arbor Realty Trust, Inc.(d)	18,164	224,144
ARMOUR Residential REIT, Inc.	3,539	67,418
Arrow Financial Corp.	2,432	65,737
Artisan Partners Asset Management, Inc., Class A	9,273	391,506
Associated Banc-Corp	23,220	577,017
Atlantic Union Bankshares Corp., Class B(d)	10,217	364,440
AvidXchange Holdings, Inc.(b)	12,617	95,889
Axos Financial, Inc.(b)	9,883	660,184
Baldwin Insurance Group, Inc. (The), Class A(b)(d)	6,971	286,787
BancFirst Corp.	2,915	347,934
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	5,552	235,238
Bancorp, Inc. (The)(b)	5,323	297,130
Bank First Corp.	1,358	142,237
Bank of Hawaii Corp.	2,761	199,399
Bank of Marin Bancorp	2,232	54,416
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	5,627	218,328
BankUnited, Inc.	7,407	278,355
Banner Corp.	6,532	450,577
Bar Harbor Bankshares	1,744	56,017
Berkshire Hills Bancorp, Inc.	4,567	130,114
BGC Group, Inc., Class A	50,495	499,901
Blackstone Mortgage Trust, Inc., Class A(d)	7,038	146,250
Bread Financial Holdings, Inc.	2,196	118,584
Brookline Bancorp, Inc.	12,732	150,238
Burford Capital Ltd.(d)	4,639	72,368
Burke & Herbert Financial Services Corp.	1,538	95,910
Business First Bancshares, Inc.	2,762	73,276
Byline Bancorp, Inc.	4,918	140,360
Cadence Bank(d)	26,582	881,459
Camden National Corp.	2,316	101,858
Capital City Bank Group, Inc.	2,104	78,058
Capitol Federal Financial, Inc.	9,189	54,399
Cathay General Bancorp	9,099	427,198
Central Pacific Financial Corp.	6,318	183,475
Chimera Investment Corp.(d)	4,807	68,404
City Holding Co.(d)	2,561	304,733
CNB Financial Corp.	2,761	68,887
CNO Financial Group, Inc.	21,814	909,426
Coastal Financial Corp.(b)	1,516	149,675
Cohen & Steers, Inc.	8,616	753,038
Community Financial System, Inc.(d)	10,121	640,558
Community Trust Bancorp, Inc.	3,629	198,107
	Shares	Value
Financials-(continued)
Compass Diversified Holdings	4,145	$90,734
ConnectOne Bancorp, Inc.	3,264	83,330
Customers Bancorp, Inc.(b)(d)	1,324	71,496
CVB Financial Corp.(d)	13,064	263,501
Diamond Hill Investment Group, Inc.	362	52,903
Dime Community Bancshares, Inc., Class B	5,181	160,611
Donnelley Financial Solutions, Inc.(b)	1,356	67,217
Dynex Capital, Inc.	6,152	86,559
Eastern Bankshares, Inc.	27,163	485,946
Employers Holdings, Inc.	7,257	375,913
Enact Holdings, Inc.	7,352	252,762
Enova International, Inc.(b)	2,691	278,088
Enstar Group Ltd.(b)	1,459	485,555
Enterprise Financial Services Corp.	6,338	374,449
Equity Bancshares, Inc., Class A	2,428	104,258
Esquire Financial Holdings, Inc.	1,884	145,294
Essent Group Ltd.	15,774	908,898
Farmers National Banc Corp.(d)	3,948	57,207
FB Financial Corp.	6,277	317,114
Federal Agricultural Mortgage Corp., Class C	1,257	262,801
Fidelis Insurance Holdings Ltd. (United Kingdom)	20,849	306,689
Financial Institutions, Inc.	2,276	63,774
First Bancorp	24,146	470,123
First Bancorp/Southern Pines NC	4,550	190,918
First Bancshares, Inc. (The)	5,028	179,349
First Busey Corp.	9,355	224,426
First Business Financial Services, Inc.	1,249	66,372
First Commonwealth Financial Corp.	15,933	261,939
First Community Bankshares, Inc.	2,732	114,580
First Financial Bancorp	13,364	366,307
First Financial Bankshares, Inc.(d)	26,644	1,003,413
First Financial Corp.	1,706	88,217
First Interstate BancSystem, Inc., Class A	7,460	229,022
First Merchants Corp.	7,756	339,713
First Mid Bancshares, Inc.	3,411	129,959
FirstCash Holdings, Inc.	4,605	517,049
Five Star Bancorp(d)	3,417	104,082
Franklin BSP Realty Trust, Inc.(d)	6,562	88,915
Fulton Financial Corp.	29,118	577,119
GCM Grosvenor, Inc., Class A(d)	10,054	141,962
Genworth Financial, Inc., Class A(b)	28,090	195,226
German American Bancorp, Inc.	6,634	264,829
Glacier Bancorp, Inc.(d)	16,399	800,927
Goosehead Insurance, Inc., Class A(d)	2,985	367,782
Great Southern Bancorp, Inc.	928	54,761
Greenlight Capital Re Ltd., Class A(b)	7,093	98,805
HA Sustainable Infrastructure Capital, Inc.(d)	5,826	167,381
Hamilton Insurance Group Ltd., Class B (Bermuda)(b)(d)	5,960	116,578
Hamilton Lane, Inc., Class A	18,324	2,864,408
Hancock Whitney Corp.	8,811	503,372
Hanmi Financial Corp.	4,470	107,325
HarborOne Bancorp, Inc.	5,127	59,422
HCI Group, Inc.(d)	1,338	176,161
Heritage Commerce Corp.	6,354	67,416
Heritage Financial Corp.	4,850	122,560
Hingham Institution for Savings (The)(d)	316	82,068
Home BancShares, Inc.	29,919	896,074
HomeTrust Bancshares, Inc.	2,920	107,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Hope Bancorp, Inc.	14,959	$163,352
Horace Mann Educators Corp.	8,472	358,620
Horizon Bancorp, Inc.	5,714	97,367
Independent Bank Corp.	4,422	303,172
Independent Bank Corp.	4,277	145,332
International Bancshares Corp.	11,654	780,818
International Money Express, Inc.(b)	6,451	98,829
Investors Title Co.(d)	572	135,736
Jackson Financial, Inc., Class A	15,231	1,395,617
Ladder Capital Corp.	7,739	91,862
Lakeland Financial Corp.(d)	2,520	167,353
Live Oak Bancshares, Inc.	2,161	68,741
Mercantile Bank Corp.	2,344	113,004
Merchants Bancorp	3,562	145,045
Mercury General Corp.	8,665	467,303
MetroCity Bankshares, Inc.	3,651	110,552
Mid Penn Bancorp, Inc.	2,541	72,164
MidWestOne Financial Group, Inc.	2,254	68,634
Moelis & Co., Class A	6,042	426,807
Mr. Cooper Group, Inc.(b)	14,199	1,595,542
National Bank Holdings Corp., Class A	6,292	263,446
NBT Bancorp, Inc.	6,244	298,151
NCR Atleos Corp.(b)	17,556	499,293
Nelnet, Inc., Class A	2,086	255,306
Nicolet Bankshares, Inc.	2,530	303,271
NMI Holdings, Inc., Class A(b)	15,764	574,440
Northeast Bank	1,538	154,446
Northeast Community Bancorp, Inc.	4,693	109,159
Northfield Bancorp, Inc.	4,637	54,624
Northrim BanCorp, Inc.	1,116	91,847
Northwest Bancshares, Inc.	21,630	272,971
OceanFirst Financial Corp.	7,338	132,157
OFG Bancorp	6,379	271,044
Old National Bancorp	53,240	1,264,450
Old Second Bancorp, Inc.	5,431	99,605
Orrstown Financial Services, Inc.	3,982	133,397
Pacific Premier Bancorp, Inc.	4,106	98,092
Palomar Holdings, Inc.(b)	6,525	839,507
Park National Corp.	3,451	574,384
Pathward Financial, Inc.	5,092	394,681
Payoneer Global, Inc.(b)	79,236	677,468
Peapack-Gladstone Financial Corp.	1,848	59,801
PennyMac Financial Services, Inc.	1,916	198,593
Peoples Bancorp, Inc.	3,607	115,424
Perella Weinberg Partners	8,583	198,353
Piper Sandler Cos.	5,756	1,667,053
PJT Partners, Inc., Class A	7,648	1,218,020
Preferred Bank(d)	2,315	205,456
PROG Holdings, Inc.	2,346	66,556
Provident Financial Services, Inc.	15,504	282,948
QCR Holdings, Inc.	3,829	288,439
Radian Group, Inc.	35,852	1,179,889
RBB Bancorp	2,589	45,851
Renasant Corp.(d)	5,869	212,458
Republic Bancorp, Inc., Class A	2,149	145,767
S&T Bancorp, Inc.	7,504	301,811
Safety Insurance Group, Inc.	1,803	137,280
Sandy Spring Bancorp, Inc.	9,168	293,101
Seacoast Banking Corp. of Florida	5,047	142,729
Selective Insurance Group, Inc.	13,888	1,194,993
	Shares	Value
Financials-(continued)
ServisFirst Bancshares, Inc.	10,247	$936,576
Shore Bancshares, Inc.	3,377	51,111
Sierra Bancorp	2,485	76,339
Simmons First National Corp., Class A	18,454	405,434
SiriusPoint Ltd. (Sweden)(b)	18,823	288,745
Skyward Specialty Insurance Group, Inc.(b)	12,255	637,505
SmartFinancial, Inc.	3,468	120,409
South Plains Financial, Inc.	2,435	85,809
Southern Missouri Bancorp, Inc.	1,451	84,593
Southside Bancshares, Inc.	3,514	108,056
SouthState Corp.(d)	12,705	1,280,664
Stellar Bancorp, Inc.	4,404	128,112
StepStone Group, Inc., Class A	19,841	1,193,635
Stewart Information Services Corp.(d)	4,191	298,399
Stock Yards Bancorp, Inc.(d)	5,789	421,787
StoneX Group, Inc.(b)	5,347	645,222
Texas Capital Bancshares, Inc.(b)	5,792	458,495
Third Coast Bancshares, Inc.(b)(d)	3,121	111,794
Tompkins Financial Corp.	1,418	97,686
Towne Bank(d)	9,611	354,454
TriCo Bancshares	3,388	148,123
Triumph Financial, Inc.(b)(d)	2,476	170,473
TrustCo Bank Corp.	2,701	89,160
Trustmark Corp.	11,925	436,336
UMB Financial Corp.	15,520	1,712,322
United Bankshares, Inc.	14,500	524,030
United Community Banks, Inc.	10,230	329,713
Unity Bancorp, Inc.	1,602	76,079
Universal Insurance Holdings, Inc.	4,049	89,807
Univest Financial Corp.	6,316	193,017
Valley National Bancorp	25,873	254,590
Veritex Holdings, Inc.	5,794	152,614
Victory Capital Holdings, Inc., Class A	19,105	1,223,484
Virtus Investment Partners, Inc.	694	130,312
WaFd, Inc.	7,841	232,015
Walker & Dunlop, Inc.	2,028	173,739
Washington Trust Bancorp, Inc.	2,419	77,698
WesBanco, Inc.	10,797	378,651
Westamerica Bancorporation	2,439	127,121
WisdomTree, Inc.(d)	50,669	462,101
WSFS Financial Corp.	7,584	411,735
		67,319,637
Health Care-8.32%
AdaptHealth Corp.(b)(d)	10,810	123,018
Addus HomeCare Corp.(b)	3,719	356,169
ADMA Biologics, Inc.(b)	6,482	106,240
Agios Pharmaceuticals, Inc.(b)	7,579	269,358
Alkermes PLC(b)	18,268	627,140
Amneal Pharmaceuticals, Inc.(b)	11,061	95,899
ANI Pharmaceuticals, Inc.(b)	1,141	70,616
Arcellx, Inc.(b)(d)	1,319	85,498
Artivion, Inc.(b)(d)	3,585	91,095
Astrana Health, Inc.(b)(d)	5,994	152,128
Avanos Medical, Inc.(b)	3,399	51,155
Catalyst Pharmaceuticals, Inc.(b)	16,632	380,706
Collegium Pharmaceutical, Inc.(b)(d)	2,176	63,213
Concentra Group Holdings Parent, Inc.	3,350	75,643
Corcept Therapeutics, Inc.(b)(d)	37,792	2,289,439
CorVel Corp.(b)	10,964	1,209,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Edgewise Therapeutics, Inc.(b)(d)	2,166	$56,684
Ensign Group, Inc. (The)	14,732	1,902,638
Glaukos Corp.(b)(d)	2,776	333,175
Haemonetics Corp.(b)(d)	1,539	100,804
Halozyme Therapeutics, Inc.(b)	18,645	1,102,852
Harmony Biosciences Holdings, Inc.(b)	4,702	159,163
HealthEquity, Inc.(b)	13,995	1,536,091
HealthStream, Inc.	5,534	186,883
Hims & Hers Health, Inc.(b)	22,687	1,022,957
ICU Medical, Inc.(b)	2,982	436,356
Innoviva, Inc.(b)(d)	4,465	80,013
Integer Holdings Corp.(b)(d)	5,834	718,749
iRadimed Corp.	2,078	112,025
Krystal Biotech, Inc.(b)	927	166,165
Lantheus Holdings, Inc.(b)(d)	2,318	217,475
LeMaitre Vascular, Inc.(d)	9,292	853,470
Ligand Pharmaceuticals, Inc.(b)(d)	1,915	234,070
LivaNova PLC(b)	2,311	96,207
MannKind Corp.(b)(d)	35,952	191,984
Merit Medical Systems, Inc.(b)	11,521	1,175,603
Mesa Laboratories, Inc.	541	75,405
Mirum Pharmaceuticals, Inc.(b)	1,485	70,641
National HealthCare Corp.	4,786	445,912
Option Care Health, Inc.(b)	4,441	148,773
Pacira BioSciences, Inc.(b)(d)	3,926	94,420
Pediatrix Medical Group, Inc.(b)	4,901	72,388
Pennant Group, Inc. (The)(b)	2,500	56,925
Phibro Animal Health Corp., Class A	4,914	111,744
Prestige Consumer Healthcare, Inc.(b)	7,804	661,389
PTC Therapeutics, Inc.(b)	1,363	75,319
RadNet, Inc.(b)(d)	4,480	248,506
Select Medical Holdings Corp.	9,978	181,500
SIGA Technologies, Inc.(d)	9,969	54,730
Supernus Pharmaceuticals, Inc.(b)	10,917	349,999
U.S. Physical Therapy, Inc.	620	50,232
UFP Technologies, Inc.(b)(d)	1,499	341,157
Veracyte, Inc.(b)	2,658	92,392
Vericel Corp.(b)(d)	4,547	233,216
Xencor, Inc.(b)(d)	2,149	33,009
		20,127,338
Industrials-22.46%
ABM Industries, Inc.	7,888	428,555
AeroVironment, Inc.(b)(d)	1,122	167,874
Alamo Group, Inc.	538	94,139
Alight, Inc., Class A	14,262	97,409
Apogee Enterprises, Inc.	6,195	296,988
Applied Industrial Technologies, Inc.	8,862	2,220,640
Arcosa, Inc.	5,324	446,577
Argan, Inc.	8,063	1,051,173
Astec Industries, Inc.	1,602	56,999
Atmus Filtration Technologies, Inc.	64,746	2,576,891
AZZ, Inc.(d)	13,543	1,301,618
Barrett Business Services, Inc.	6,330	254,783
Beacon Roofing Supply, Inc.(b)	5,535	638,850
Boise Cascade Co.	760	78,782
BrightView Holdings, Inc.(b)(d)	8,091	108,581
Brink’s Co. (The)	3,259	306,476
Brookfield Business Corp., Class A (Canada)	2,948	81,306
Cadre Holdings, Inc.(d)	2,871	96,523
	Shares	Value
Industrials-(continued)
Casella Waste Systems, Inc., Class A(b)	515	$57,690
CBIZ, Inc.(b)	13,994	1,093,911
CECO Environmental Corp.(b)(d)	5,651	140,597
Construction Partners, Inc., Class A(b)(d)	5,128	372,088
CoreCivic, Inc.(b)	11,205	210,206
Costamare, Inc. (Monaco)	7,016	71,423
CRA International, Inc.	3,566	688,773
CSG Systems International, Inc.	2,567	165,058
CSW Industrials, Inc.	10,100	3,091,509
Deluxe Corp.	2,620	43,125
DNOW, Inc.(b)	12,873	205,711
Driven Brands Holdings, Inc.(b)(d)	11,527	202,068
DXP Enterprises, Inc.(b)	1,766	159,770
Dycom Industries, Inc.(b)	2,151	352,463
Enerpac Tool Group Corp.	13,050	603,823
EnerSys	2,161	219,320
Ennis, Inc.	3,996	84,715
Enpro, Inc.	1,777	323,556
ESCO Technologies, Inc.	6,988	1,152,181
ExlService Holdings, Inc.(b)	77,815	3,770,137
Exponent, Inc.	12,448	1,053,848
Federal Signal Corp.	15,694	1,275,608
First Advantage Corp.(b)(d)	6,377	95,400
Fluor Corp.(b)	10,704	407,073
Franklin Electric Co., Inc.	9,228	942,640
FTAI Aviation Ltd.	16,209	2,086,260
FTAI Infrastructure, Inc.	7,838	45,774
GATX Corp.	4,366	729,340
Gencor Industries, Inc.(b)(d)	3,323	43,332
GEO Group, Inc. (The)(b)	39,384	1,077,546
Gibraltar Industries, Inc.(b)	2,260	148,505
GMS, Inc.(b)	1,182	94,099
Golden Ocean Group Ltd. (Norway)	8,211	79,647
Gorman-Rupp Co. (The)	6,015	229,412
Graham Corp.(b)(d)	2,890	97,769
Granite Construction, Inc.(d)	1,565	129,238
Greenbrier Cos., Inc. (The)(d)	1,219	68,508
Griffon Corp.	3,897	281,909
H&E Equipment Services, Inc.	1,797	172,332
Heidrick & Struggles International, Inc.	5,434	222,740
Helios Technologies, Inc.	1,222	48,208
Herc Holdings, Inc.(d)	702	100,723
Hillman Solutions Corp.(b)	28,004	273,319
Huron Consulting Group, Inc.(b)	4,846	738,821
Hyster-Yale, Inc.	1,088	55,292
ICF International, Inc.	1,849	146,552
IES Holdings, Inc.(b)(d)	2,109	376,098
Interface, Inc.	5,108	103,335
JetBlue Airways Corp.(b)(d)	15,730	102,560
Kadant, Inc.(d)	4,087	1,530,500
Kennametal, Inc.(d)	8,382	185,494
Kforce, Inc.	1,078	54,029
Korn Ferry	9,402	617,241
Kratos Defense & Security Solutions, Inc.(b)(d)	7,242	191,116
LB Foster Co., Class A(b)	2,698	74,060
Legalzoom.com, Inc.(b)	7,559	76,799
Leonardo DRS, Inc.(b)	10,765	327,794
Limbach Holdings, Inc.(b)	2,533	210,239
Liquidity Services, Inc.(b)(d)	3,630	121,532
MasterBrand, Inc.(b)	6,697	93,691
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Matson, Inc.(d)	2,528	$364,209
Maximus, Inc.	5,956	388,331
McGrath RentCorp	802	97,844
Miller Industries, Inc.(d)	3,411	197,565
MillerKnoll, Inc.	2,687	57,771
Moog, Inc., Class A	4,259	726,117
Mueller Industries, Inc.	19,903	1,595,823
Mueller Water Products, Inc., Class A	54,504	1,404,023
MYR Group, Inc.(b)	2,239	274,770
National Presto Industries, Inc.	725	73,762
Northwest Pipe Co.(b)	2,892	127,450
NuScale Power Corp.(b)(d)	4,098	70,445
OPENLANE, Inc.(b)(d)	17,930	399,839
Powell Industries, Inc.(d)	1,190	201,955
Primoris Services Corp.	23,139	1,659,992
Resideo Technologies, Inc.(b)	3,771	72,441
REV Group, Inc.	16,481	502,671
Rush Enterprises, Inc., Class A	8,047	469,301
SkyWest, Inc.(b)	952	94,162
SPX Technologies, Inc.(b)	8,785	1,279,535
Standex International Corp.	2,553	474,807
Steelcase, Inc., Class A	4,608	56,033
Sterling Infrastructure, Inc.(b)	7,073	899,756
Taylor Devices, Inc.(b)(d)	1,378	46,259
Tecnoglass, Inc.(d)	1,242	91,486
Tennant Co.	2,596	224,710
Terex Corp.	2,266	92,226
Thermon Group Holdings, Inc.(b)	2,024	59,708
TriNet Group, Inc.	2,014	148,452
Trinity Industries, Inc.	11,122	345,783
Tutor Perini Corp.(b)	4,374	128,552
UFP Industries, Inc.	1,423	152,261
UniFirst Corp.	1,952	419,524
V2X, Inc.(b)	3,718	174,449
Verra Mobility Corp., Class A(b)	7,754	177,489
Vicor Corp.(b)	2,191	138,756
Watts Water Technologies, Inc., Class A	2,373	509,198
Werner Enterprises, Inc.(d)	4,040	131,542
Willdan Group, Inc.(b)	2,411	78,840
WNS (Holdings) Ltd. (India)(b)(d)	4,294	244,200
Zurn Elkay Water Solutions Corp.	45,714	1,619,647
		54,292,355
Information Technology-10.56%
A10 Networks, Inc.	8,703	180,935
ACI Worldwide, Inc.(b)	17,729	1,016,758
Adeia, Inc.	4,157	65,348
Advanced Energy Industries, Inc.	897	103,307
Agilysys, Inc.(b)	3,371	273,017
Alarm.com Holdings, Inc.(b)(d)	1,938	112,578
Alkami Technology, Inc.(b)(d)	12,494	385,315
Altair Engineering, Inc., Class A(b)(d)	5,913	659,891
ASGN, Inc.(b)	2,420	163,060
AvePoint, Inc.(b)(d)	50,036	747,538
Badger Meter, Inc.	12,531	2,635,645
Bel Fuse, Inc., Class B	1,046	87,770
Belden, Inc.	4,986	548,610
Benchmark Electronics, Inc.	5,794	231,528
Blackbaud, Inc.(b)	2,267	149,849
Box, Inc., Class A(b)	21,518	703,639
	Shares	Value
Information Technology-(continued)
Calix, Inc.(b)	1,946	$72,041
Clear Secure, Inc., Class A	11,763	278,901
Clearwater Analytics Holdings, Inc., Class A(b)(d)	12,794	397,893
Climb Global Solutions, Inc.	544	66,689
Commvault Systems, Inc.(b)	21,282	3,629,858
CTS Corp.	6,821	304,626
Daily Journal Corp.(b)(d)	340	133,712
Daktronics, Inc.(b)(d)	10,769	164,335
Digi International, Inc.(b)(d)	6,090	185,989
DigitalOcean Holdings, Inc.(b)(d)	1,475	63,204
ePlus, Inc.(b)	4,009	258,099
Fabrinet (Thailand)(b)	5,767	1,153,688
FormFactor, Inc.(b)	2,868	95,504
Hackett Group, Inc. (The)	5,165	156,913
Harmonic, Inc.(b)	9,327	96,161
Impinj, Inc.(b)(d)	1,059	102,363
Infinera Corp.(b)(d)	12,310	81,862
Intapp, Inc.(b)(d)	8,597	567,058
InterDigital, Inc.(d)	9,772	2,087,690
Itron, Inc.(b)	5,522	601,291
Knowles Corp.(b)	2,985	49,521
Kulicke & Soffa Industries, Inc. (Singapore)	3,236	123,842
LiveRamp Holdings, Inc.(b)	2,308	68,963
Mirion Technologies, Inc.(b)	22,825	354,472
Napco Security Technologies, Inc.	9,453	232,166
NCR Voyix Corp.(b)(d)	8,801	99,275
NETGEAR, Inc.(b)	7,740	203,562
NetScout Systems, Inc.(b)	3,002	67,515
Novanta, Inc.(b)	2,337	338,024
OneSpan, Inc.	5,238	84,018
OSI Systems, Inc.(b)(d)	692	142,697
PAR Technology Corp.(b)(d)	2,075	142,573
Plexus Corp.(b)	7,706	1,024,282
Progress Software Corp.(d)	1,849	101,029
Q2 Holdings, Inc.(b)	11,168	975,748
Qualys, Inc.(b)	1,001	131,591
Rambus, Inc.(b)	2,855	159,566
Red Violet, Inc.	1,877	76,244
ReposiTrak, Inc.(d)	4,197	82,429
Sanmina Corp.(b)	3,489	285,819
Sapiens International Corp. N.V. (Israel)(d)	10,012	276,131
ScanSource, Inc.(b)(d)	4,318	158,082
Semtech Corp.(b)	17,771	678,674
SPS Commerce, Inc.(b)	2,149	286,247
Tenable Holdings, Inc.(b)(d)	1,313	50,078
TTM Technologies, Inc.(b)	7,155	172,507
Varonis Systems, Inc.(b)(d)	1,764	75,799
Vertex, Inc., Class A(b)(d)	13,808	445,860
Viavi Solutions, Inc.(b)(d)	7,392	82,643
		25,532,022
Materials-3.83%
Avient Corp.	3,840	164,237
Balchem Corp.	6,850	1,192,105
Cabot Corp.	9,393	807,798
Carpenter Technology Corp.	7,649	1,583,878
Commercial Metals Co.	13,929	674,721
Greif, Inc., Class A	1,026	58,749
H.B. Fuller Co.	1,148	65,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Hawkins, Inc.	4,046	$424,790
Innospec, Inc.	2,535	262,144
Kaiser Aluminum Corp.	774	54,768
Knife River Corp.(b)	17,706	1,694,110
Minerals Technologies, Inc.	5,310	365,009
Perimeter Solutions, Inc.(b)	12,510	132,356
Sensient Technologies Corp.	6,218	431,529
SSR Mining, Inc. (Canada)(b)	16,276	162,597
SunCoke Energy, Inc.	4,911	44,543
Sylvamo Corp.	4,767	338,934
United States Lime & Minerals, Inc.	6,283	589,660
Warrior Met Coal, Inc.(d)	1,410	67,877
Worthington Steel, Inc.	5,546	147,912
		9,262,855
Real Estate-9.69%
Acadia Realty Trust(d)	42,201	973,155
Alexander & Baldwin, Inc.	12,772	231,301
Alexander’s, Inc.	803	172,115
American Assets Trust, Inc.	13,215	296,809
American Healthcare REIT, Inc.(d)	5,876	175,046
Apple Hospitality REIT, Inc.	10,505	155,579
Armada Hoffler Properties, Inc.	5,881	53,988
Brandywine Realty Trust(d)	12,918	65,236
Broadstone Net Lease, Inc.	44,694	753,094
CareTrust REIT, Inc.	39,356	1,018,140
CBL & Associates Properties, Inc.	5,067	157,989
Centerspace	6,890	456,049
COPT Defense Properties(d)	22,313	603,120
CTO Realty Growth, Inc.(d)	8,686	165,381
Curbline Properties Corp.	6,577	161,992
Cushman & Wakefield PLC(b)	30,627	364,155
Douglas Emmett, Inc.(d)	39,591	684,924
Easterly Government Properties, Inc.	9,982	112,497
Elme Communities	13,090	227,635
Empire State Realty Trust, Inc., Class A	22,220	205,979
Essential Properties Realty Trust, Inc.	32,148	1,051,883
Farmland Partners, Inc.(d)	5,248	61,559
Forestar Group, Inc.(b)	2,364	52,126
Four Corners Property Trust, Inc.(d)	27,401	787,779
Getty Realty Corp.(d)	15,064	473,010
Gladstone Commercial Corp.	9,709	157,577
Independence Realty Trust, Inc.(d)	84,005	1,831,309
Innovative Industrial Properties, Inc.(d)	4,442	319,602
JBG SMITH Properties, (Acquired 07/05/2024 - 02/10/2025; Cost $62,533)(c)(d)	4,060	62,280
Kite Realty Group Trust(d)	38,238	876,797
LTC Properties, Inc.	17,119	597,282
LXP Industrial Trust	40,117	359,448
Macerich Co. (The)	6,070	109,503
Marcus & Millichap, Inc.	1,388	53,410
National Health Investors, Inc.(d)	20,229	1,449,812
NETSTREIT Corp.	7,293	109,103
Newmark Group, Inc., Class A	12,716	186,544
NexPoint Residential Trust, Inc.	8,457	359,845
One Liberty Properties, Inc.	6,716	178,444
OUTFRONT Media, Inc.	3,693	68,690
Phillips Edison & Co., Inc.	26,277	977,504
Piedmont Office Realty Trust, Inc., Class A	30,890	234,455
	Shares	Value
Real Estate-(continued)
PotlatchDeltic Corp.	6,779	$314,749
Ryman Hospitality Properties, Inc.	834	82,474
Sabra Health Care REIT, Inc.	34,753	577,247
Safehold, Inc.(d)	2,766	51,614
Saul Centers, Inc.	1,744	65,313
SITE Centers Corp.	5,785	81,048
SL Green Realty Corp.	8,537	550,978
St. Joe Co. (The)	3,210	153,984
Sunstone Hotel Investors, Inc.	26,489	277,605
Tanger, Inc.	19,440	689,148
Terreno Realty Corp.(d)	17,187	1,165,622
UMH Properties, Inc.	25,037	473,950
Uniti Group, Inc.	22,440	128,806
Urban Edge Properties	49,366	1,016,940
Veris Residential, Inc.	8,290	140,350
Whitestone REIT	11,679	159,068
Xenia Hotels & Resorts, Inc.	7,117	95,653
		23,416,695
Utilities-2.81%
ALLETE, Inc.	9,593	630,164
American States Water Co.	3,405	260,619
Avista Corp.	8,056	321,998
Black Hills Corp.	8,666	530,186
Brookfield Infrastructure Corp. (Canada)	2,434	97,457
California Water Service Group	2,390	108,626
Chesapeake Utilities Corp.	1,038	131,753
MGE Energy, Inc.	6,544	600,608
New Jersey Resources Corp.	7,810	377,848
Northwest Natural Holding Co.	5,021	205,258
NorthWestern Energy Group, Inc.	6,471	361,923
ONE Gas, Inc.	8,800	661,320
Ormat Technologies, Inc.(d)	2,850	199,044
Otter Tail Corp.(d)	2,632	209,849
Portland General Electric Co.	9,147	410,060
Southwest Gas Holdings, Inc.	11,392	854,970
Spire, Inc.	5,207	400,210
TXNM Energy, Inc.(d)	6,355	332,049
Unitil Corp.	1,976	110,854
		6,804,796
Total Common Stocks & Other Equity Interests (Cost $215,187,294)		241,573,453
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $97,926)	97,926	97,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $215,285,220)		241,671,379
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.30%
Invesco Private Government Fund, 4.34%(e)(f)(g)	9,594,123	9,594,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(e)(f)(g)	24,960,051	$24,967,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,561,662)		34,561,662
TOTAL INVESTMENTS IN SECURITIES-114.25% (Cost $249,846,882)		276,233,041
OTHER ASSETS LESS LIABILITIES-(14.25)%		(34,448,280)
NET ASSETS-100.00%		$241,784,761

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Restricted security. The aggregate value of these securities at February 28, 2025 was $139,974, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at February 28, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,018	$4,486,332	$(4,467,424)	$-	$-	$97,926	$3,904
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,087,000	41,866,492	(43,359,369)	-	-	9,594,123	247,833 *
Invesco Private Prime Fund	29,671,402	91,824,282	(96,525,279)	(2,747)	(119)	24,967,539	668,273 *
Total	$40,837,420	$138,177,106	$(144,352,072)	$(2,747)	$(119)	$34,659,588	$920,010

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$508,559,458	$4,906,534,686	$241,573,453
Affiliated investments in securities, at value	19,725,230	17,990,634	34,659,588
Cash	-	72,878	19,533
Receivable for:
Dividends	980,558	3,105,004	162,523
Securities lending	2,970	1,167	4,659
Investments sold	-	8,123,976	210,635
Investments sold - affiliated broker	-	3,615,102	-
Foreign tax reclaims	321,185	-	-
Total assets	529,589,401	4,939,443,447	276,630,391
Liabilities:
Due to foreign custodian	18,543	-	-
Payable for:
Investments purchased	9	-	210,394
Collateral upon return of securities loaned	19,616,748	17,646,387	34,561,662
Fund shares repurchased	-	11,817,745	-
Accrued unitary management fees	132,705	1,113,354	73,574
Total liabilities	19,768,005	30,577,486	34,845,630
Net Assets	$509,821,396	$4,908,865,961	$241,784,761
Net assets consist of:
Shares of beneficial interest	$516,865,819	$5,388,102,436	$353,948,231
Distributable earnings (loss)	(7,044,423)	(479,236,475)	(112,163,470)
Net Assets	$509,821,396	$4,908,865,961	$241,784,761
Shares outstanding (unlimited amount authorized, $0.01 par value)	20,300,001	87,230,001	6,110,001
Net asset value	$25.11	$56.27	$39.57
Market price	$24.94	$56.29	$39.57
Unaffiliated investments in securities, at cost	$505,316,764	$4,479,428,126	$215,187,294
Affiliated investments in securities, at cost	$19,725,230	$17,990,634	$34,659,588
Foreign currencies (due to foreign custodian), at cost	$(18,774)	$-	$-
(a)Includes securities on loan with an aggregate value of:	$18,555,947	$17,364,769	$33,967,539
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$3,446,329	$25,603,507	$2,002,259
Affiliated dividend income	4,927	27,874	3,904
Non-cash dividend income	-	-	403,529
Securities lending income, net	17,276	22,924	29,721
Foreign withholding tax	(227,808)	-	(8,934)
Total investment income	3,240,724	25,654,305	2,430,479
Expenses:
Unitary management fees	812,590	7,452,065	494,413
Less: Waivers	(97)	(541)	(76)
Net expenses	812,493	7,451,524	494,337
Net investment income	2,428,231	18,202,781	1,936,142
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,526,052)	(34,791,570)	(249,179)
Affiliated investment securities	(93)	(1,231)	(119)
In-kind redemptions	4,269,373	69,307,598	7,107,299
Foreign currencies	(36,707)	-	-
Net realized gain	2,706,521	34,514,797	6,858,001
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(17,786,576)	351,680,569	(3,904,037)
Affiliated investment securities	(83)	(2,485)	(2,747)
Foreign currencies	(54,908)	-	-
Change in net unrealized appreciation (depreciation)	(17,841,567)	351,678,084	(3,906,784)
Net realized and unrealized gain (loss)	(15,135,046)	386,192,881	2,951,217
Net increase (decrease) in net assets resulting from operations	$(12,706,815)	$404,395,662	$4,887,359
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$2,428,231	$11,595,241	$18,202,781	$82,504,922	$1,936,142	$5,277,593
Net realized gain (loss)	2,706,521	19,476,726	34,514,797	319,151,817	6,858,001	(2,554,518)
Change in net unrealized appreciation (depreciation)	(17,841,567)	14,743,898	351,678,084	(1,864,681)	(3,906,784)	23,047,259
Net increase (decrease) in net assets resulting from operations	(12,706,815)	45,815,865	404,395,662	399,792,058	4,887,359	25,770,334
Distributions to Shareholders from:
Distributable earnings	(6,372,253)	(14,142,570)	(17,852,527)	(88,481,799)	(2,681,054)	(5,511,079)
Shareholder Transactions:
Proceeds from shares sold	94,082,954	232,561,877	341,528,115	7,865,762,943	13,542,023	351,082,414
Value of shares repurchased	(32,161,904)	(34,408,118)	(1,146,404,003)	(7,624,284,266)	(52,528,434)	(445,403,652)
Net increase (decrease) in net assets resulting from share transactions	61,921,050	198,153,759	(804,875,888)	241,478,677	(38,986,411)	(94,321,238)
Net increase (decrease) in net assets	42,841,982	229,827,054	(418,332,753)	552,788,936	(36,780,106)	(74,061,983)
Net assets:
Beginning of period	466,979,414	237,152,360	5,327,198,714	4,774,409,778	278,564,867	352,626,850
End of period	$509,821,396	$466,979,414	$4,908,865,961	$5,327,198,714	$241,784,761	$278,564,867
Changes in Shares Outstanding:
Shares sold	3,750,000	9,300,000	6,410,000	155,830,000	330,000	9,670,000
Shares repurchased	(1,250,000)	(1,350,000)	(21,160,000)	(151,360,000)	(1,330,000)	(12,300,000)
Shares outstanding, beginning of period	17,800,001	9,850,001	101,980,001	97,510,001	7,110,001	9,740,001
Shares outstanding, end of period	20,300,001	17,800,001	87,230,001	101,980,001	6,110,001	7,110,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights
Invesco International Developed Dynamic Multifactor ETF (IMFL)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period February 22, 2021(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$26.23	$24.08	$19.95	$27.05	$25.00
Net investment income(b)	0.12	0.82	0.67	0.71	0.53
Net realized and unrealized gain (loss) on investments	(0.89)	2.39	4.11	(6.62)	1.81
Total from investment operations	(0.77)	3.21	4.78	(5.91)	2.34
Distributions to shareholders from:
Net investment income	(0.35)	(1.06)	(0.65)	(0.95)	(0.29)
Net realized gains	-	-	-	(0.24)	-
Total distributions	(0.35)	(1.06)	(0.65)	(1.19)	(0.29)
Net asset value at end of period	$25.11	$26.23	$24.08	$19.95	$27.05
Market price at end of period(c)	$24.94	$26.17	$24.09	$19.75	$27.16
Net Asset Value Total Return(d)	(2.94)%	13.69%	24.43%	(22.54)%	9.37%(e)
Market Price Total Return(d)	(3.39)%	13.36%	25.74%	(23.63)%	9.81%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$509,821	$466,979	$237,152	$103,717	$135,253
Ratio to average net assets of:
Expenses	0.34%(f)	0.34%	0.34%	0.34%	0.34%(f)
Net investment income	1.02%(f)	3.30%	3.02%	2.98%	3.76%(f)
Portfolio turnover rate(g)	27%	156%	341%	337%	73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights—(continued)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$52.24	$48.96	$42.19	$48.24	$32.22	$29.77
Net investment income(a)	0.19	0.74	0.76	0.67	0.52	0.55
Net realized and unrealized gain (loss) on investments	4.03	3.34	6.76	(6.18)	16.10	2.44
Total from investment operations	4.22	4.08	7.52	(5.51)	16.62	2.99
Distributions to shareholders from:
Net investment income	(0.19)	(0.80)	(0.75)	(0.54)	(0.60)	(0.54)
Net asset value at end of period	$56.27	$52.24	$48.96	$42.19	$48.24	$32.22
Market price at end of period(b)	$56.29	$52.22	$48.96	$42.24	$48.24	$32.26
Net Asset Value Total Return(c)	8.08%	8.39%	18.05%	(11.48)%	52.12%	10.23%
Market Price Total Return(c)	8.17%	8.35%	17.91%	(11.37)%	51.93%	10.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,908,866	$5,327,199	$4,774,410	$1,957,279	$1,704,452	$990,733
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.71%(d)	1.47%	1.65%	1.45%	1.24%	1.76%
Portfolio turnover rate(e)	22%	267%	350%	336%	126%	321%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights—(continued)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$39.18	$36.20	$34.67	$40.51	$24.92	$25.61
Net investment income(a)	0.31	0.55	0.59	0.51	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.49	3.00	1.56	(5.94)	15.59	(0.64)
Total from investment operations	0.80	3.55	2.15	(5.43)	15.90	(0.33)
Distributions to shareholders from:
Net investment income	(0.41)	(0.57)	(0.62)	(0.41)	(0.31)	(0.36)
Net asset value at end of period	$39.57	$39.18	$36.20	$34.67	$40.51	$24.92
Market price at end of period(b)	$39.57	$39.18	$36.28	$34.68	$40.50	$24.94
Net Asset Value Total Return(c)	2.03%	9.99%	6.31%	(13.45)%	64.12%	(1.13)%
Market Price Total Return(c)	2.03%	9.74%	6.51%	(13.41)%	63.95%	(1.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$241,785	$278,565	$352,627	$144,553	$130,035	$43,602
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.53%(d)	1.51%	1.67%	1.32%	0.86%	1.27%
Portfolio turnover rate(e)	25%	271%	336%	265%	127%	282%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements
Invesco Exchange-Traded Self-Indexed Fund Trust
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	"International Developed Dynamic Multifactor ETF"
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	"Russell 1000® Dynamic Multifactor ETF"
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	"Russell 2000® Dynamic Multifactor ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index
Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index
Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller,

25

odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

26

withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

27

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund (except for International Developed Dynamic Multifactor ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are

28

included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Russell 1000® Dynamic Multifactor ETF	$1,364
Russell 2000® Dynamic Multifactor ETF	2,326

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that

29

investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high

30

momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
International Developed Dynamic Multifactor ETF	0.34%
Russell 1000® Dynamic Multifactor ETF	0.29%
Russell 2000® Dynamic Multifactor ETF	0.39%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
International Developed Dynamic Multifactor ETF	$97
Russell 1000® Dynamic Multifactor ETF	541
Russell 2000® Dynamic Multifactor ETF	76
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
International Developed Dynamic Multifactor ETF	FTSE International Ltd.
Russell 1000® Dynamic Multifactor ETF	Frank Russell Company
Russell 2000® Dynamic Multifactor ETF	Frank Russell Company

31

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
International Developed Dynamic Multifactor ETF	$69
Russell 1000® Dynamic Multifactor ETF	43,366
Russell 2000® Dynamic Multifactor ETF	21,198
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,716,222	$488,843,236	$-	$508,559,458
Money Market Funds	108,482	19,616,748	-	19,725,230
Total Investments	$19,824,704	$508,459,984	$-	$528,284,688
Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,906,466,911	$-	$67,775	$4,906,534,686
Money Market Funds	344,247	17,646,387	-	17,990,634
Total Investments	$4,906,811,158	$17,646,387	$67,775	$4,924,525,320
Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$241,491,591	$81,862	$-	$241,573,453
Money Market Funds	97,926	34,561,662	-	34,659,588
Total Investments	$241,589,517	$34,643,524	$-	$276,233,041

32

NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
International Developed Dynamic Multifactor ETF	$9,976,987	$1,356,486	$11,333,473
Russell 1000® Dynamic Multifactor ETF	946,213,059	-	946,213,059
Russell 2000® Dynamic Multifactor ETF	143,677,784	1,364,974	145,042,758

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$136,115,546	$130,631,725
Russell 1000® Dynamic Multifactor ETF	1,145,467,463	1,258,522,700
Russell 2000® Dynamic Multifactor ETF	64,580,425	65,272,235
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
International Developed Dynamic Multifactor ETF	$82,976,308	$31,061,385
Russell 1000® Dynamic Multifactor ETF	227,794,566	916,030,237
Russell 2000® Dynamic Multifactor ETF	13,530,925	52,577,305
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
International Developed Dynamic Multifactor ETF	$40,451,275	$(39,358,736)	$1,092,539	$527,192,149
Russell 1000® Dynamic Multifactor ETF	536,772,058	(110,298,084)	426,473,974	4,498,051,346
Russell 2000® Dynamic Multifactor ETF	33,425,371	(7,741,191)	25,684,180	250,548,861
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

33

NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

35

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SIEII-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: May 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: May 1, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:May 1, 2025